                     PIONEER ANNUISTAR(SM) VARIABLE ANNUITY
                       PIONEER ANNUISTAR VALUE(SM) ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1.  COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Thirteen for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.

     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.

     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.

     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.

     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 866-547-3793.

2.  FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3.  THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4.  OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5.  OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                         PORTFOLIO ARCHITECT II ANNUITY

                                    ISSUED BY

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


                        SUPPLEMENT DATED DECEMBER 8, 2008
                     TO THE PROSPECTUS DATED APRIL 28, 2008


1.  COMBINATION OF SEPARATE ACCOUNTS


Effective December 8, 2008, the Company combined MetLife of CT Separate Account Thirteen for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.


In connection with the combination of the Former Separate Account with and into the Separate Account (the "Combination"), we transferred the assets of the Former Separate Account to the Separate Account and the Separate Account assumed the liabilities and contractual obligations of the Former Separate Account. ALL REFERENCES IN YOUR PROSPECTUS TO THE FORMER SEPARATE ACCOUNT NOW REFER TO THE SEPARATE ACCOUNT.

The Combination does not affect you in any way. More particularly:

     - There are no changes in our obligations or your rights and benefits under the Contract as a result of the Combination.

     - Your Contract Value is not affected by the Combination and no charges have been or will be imposed in connection therewith.

     - The Variable Funding Options available under your Contract have not changed as a result of the Combination.

     - Your Contract Value is allocated to the same Variable Funding Options (with the same Accumulation Unit values or Annuity Unit values) as it was before the Combination.

     - The Combination does not result in any federal income tax consequences to you.

After the Combination, the financial statements will report assets and liabilities on a combined basis. The financial statements also will combine any subaccounts that invest in the same Variable Funding Option and illustrate unit values as a range.

If you have any questions, please contact us at 800-842-9368.

2.  FEE TABLES

Expenses shown in the fee tables do not include any premium taxes of up to 3.5% (see "Charges and Deductions--Premium Tax") or other taxes, which may apply.

3.  THE ANNUITY CONTRACT--THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

4.  OTHER INFORMATION--CONFORMITY WITH STATE AND FEDERAL LAWS

The Prospectus describes all material features and benefits of the Contract. The language in the Prospectus determines your rights under the federal securities laws.

5.  OTHER INFORMATION--THE INSURANCE COMPANY

Effective September 22, 2008, the Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. Please note, however, that for the purpose of administering your Contract, the addresses indicated in the definition of "Home Office" in the Glossary remain the same.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                            PIONEER ANNUISTAR ANNUITY

                             PORTFOLIO ARCHITECT II

                             PIONEER ANNUISTAR VALUE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                DECEMBER 8, 2008


                                       FOR

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                 PAGE
                                                                                 ----

THE INSURANCE COMPANY..........................................................     2

PRINCIPAL UNDERWRITER..........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................     2

VALUATION OF ASSETS............................................................     4

FEDERAL TAX CONSIDERATIONS.....................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................     8

CONDENSED FINANCIAL INFORMATION--Pioneer AnnuiStar.............................     9

CONDENSED FINANCIAL INFORMATION--Portfolio Architect II........................    53

CONDENSED FINANCIAL INFORMATION--Pioneer AnnuiStar Value.......................   206

FINANCIAL STATEMENTS...........................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. Effective December 8, 2008, the Company combined MetLife of CT Separate Account Thirteen for Variable Annuities (the "Former Separate Account") with and into MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"). The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 92,981,366                           $0

2005............................            $135,616,995                           $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1

Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes explanatory paragraphs referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007, and the restatement of the 2007 consolidated financial statements) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

              CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.422          1.515                --
                                                       2006      1.364          1.422                --
                                                       2005      1.279          1.364                --
                                                       2004      1.224          1.279                --
                                                       2003      1.000          1.224                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.594          1.712                --
                                                       2006      1.462          1.594                --
                                                       2005      1.387          1.462                --
                                                       2004      1.243          1.387                --
                                                       2003      1.000          1.243                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.549          1.481            27,482
                                                       2006      1.346          1.549            27,586
                                                       2005      1.324          1.346            29,997
                                                       2004      1.214          1.324            35,918
                                                       2003      1.000          1.214                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.606          1.756             9,320
                                                       2006      1.504          1.606             9,705
                                                       2005      1.460          1.504                --
                                                       2004      1.333          1.460                --
                                                       2003      1.000          1.333                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.011          2.282            27,954
                                                       2006      1.685          2.011            29,061
                                                       2005      1.557          1.685            10,361
                                                       2004      1.336          1.557            11,039
                                                       2003      1.000          1.336                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.612          1.551                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.356          1.359                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644             3,205

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.199          1.256                --
                                                       2006      1.035          1.199                --
                                                       2005      0.950          1.035                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.325          1.362                --
                                                       2006      1.201          1.325                --
                                                       2005      1.187          1.201                --
                                                       2004      1.113          1.187                --
                                                       2003      1.000          1.113                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.573          1.627                --
                                                       2006      1.445          1.573                --
                                                       2005      1.342          1.445                --
                                                       2004      1.255          1.342                --
                                                       2003      1.000          1.255                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.496          1.560                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.007          1.131            25,106
                                                       2006      1.000          1.007            24,653

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.060            43,594
                                                       2006      1.000          1.026            17,507

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.978                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.098                --
                                                       2006      1.000          1.051                --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.997          1.005                --
                                                       2005      0.986          0.997            18,645
                                                       2004      0.993          0.986            19,865
                                                       2003      1.000          0.993                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.330          1.389                --
                                                       2005      1.290          1.330                --
                                                       2004      1.231          1.290                --
                                                       2003      1.000          1.231                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.848          2.011                --
                                                       2005      1.649          1.848                --
                                                       2004      1.411          1.649                --
                                                       2003      1.000          1.411                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.021          1.058                --
                                                       2006      1.007          1.021                --
                                                       2005      1.007          1.007                --
                                                       2004      0.994          1.007                --
                                                       2003      1.000          0.994                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.994          1.117                --
                                                       2005      1.000          0.994                --
                                                       2004      0.994          1.000                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.161          1.234                --
                                                       2005      1.139          1.161            33,952
                                                       2004      1.109          1.139            36,173
                                                       2003      1.000          1.109                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091            19,483

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.248          1.305           131,355
                                                       2006      1.084          1.248           147,395
                                                       2005      1.020          1.084            13,651

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.167          4.433            44,929
                                                       2006      2.378          3.167            47,018
                                                       2005      1.759          2.378             4,460
                                                       2004      1.508          1.759             3,035
                                                       2003      1.000          1.508                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.708          1.687            78,900
                                                       2006      1.423          1.708            78,533
                                                       2005      1.372          1.423            10,312
                                                       2004      1.203          1.372            15,160
                                                       2003      1.000          1.203                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.246          1.370                --
                                                       2006      1.063          1.246            19,994
                                                       2005      1.000          1.063                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.577          2.000                --
                                                       2005      1.488          1.577                --
                                                       2004      1.281          1.488                --
                                                       2003      1.000          1.281                --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.571          1.618                --
                                                       2006      1.374          1.571                --
                                                       2005      1.320          1.374                --
                                                       2004      1.211          1.320                --
                                                       2003      1.000          1.211                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.144          1.148            39,156
                                                       2006      1.039          1.144            20,807
                                                       2005      1.026          1.039            14,368

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.295          1.344            22,054
                                                       2006      1.218          1.295             6,461
                                                       2005      1.219          1.218                --
                                                       2004      1.151          1.219                --
                                                       2003      1.000          1.151                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.218          1.259             6,144
                                                       2006      1.083          1.218             6,168
                                                       2005      1.014          1.083             6,195

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.177          1.223         1,439,974
                                                       2006      1.063          1.177         1,451,335
                                                       2005      0.991          1.063         1,365,800

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.140          1.184            32,376
                                                       2006      1.049          1.140            34,427
                                                       2005      0.976          1.049                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.308          1.381                --
                                                       2006      1.221          1.308                --
                                                       2005      1.204          1.221                --
                                                       2004      1.152          1.204                --
                                                       2003      1.000          1.152                --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.044          2.274                --
                                                       2006      1.697          2.044                --
                                                       2005      1.499          1.697                --
                                                       2004      1.288          1.499                --
                                                       2003      1.000          1.288                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.846          1.911             7,233
                                                       2006      1.673          1.846             7,260
                                                       2005      1.582          1.673                --
                                                       2004      1.322          1.582            13,464
                                                       2003      1.000          1.322                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.174          1.248            26,371
                                                       2006      1.163          1.174            26,159
                                                       2005      1.094          1.163            12,547
                                                       2004      1.022          1.094                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.537          2.016             4,020
                                                       2006      1.891          2.537             3,368
                                                       2005      1.676          1.891                --
                                                       2004      1.259          1.676             9,713
                                                       2003      1.000          1.259                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.168          1.378                --
                                                       2006      1.102          1.168                --
                                                       2005      1.072          1.102                --
                                                       2004      1.049          1.072                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.952          1.780            19,973
                                                       2006      1.740          1.952            17,549
                                                       2005      1.594          1.740             8,504
                                                       2004      1.353          1.594            13,226
                                                       2003      1.000          1.353                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.426          1.514                --
                                                       2005      1.428          1.426                --
                                                       2004      1.284          1.428                --
                                                       2003      1.000          1.284                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.236          1.289            16,323
                                                       2006      1.184          1.236                --
                                                       2005      1.175          1.184                --
                                                       2004      1.088          1.175                --
                                                       2003      1.000          1.088                --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.515          1.514                --
                                                       2006      1.340          1.515                --
                                                       2005      1.303          1.340                --
                                                       2004      1.190          1.303                --
                                                       2003      1.000          1.190                --

               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 1.80%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.126          1.200               --
                                                       2006      1.081          1.126               --
                                                       2005      1.000          1.081               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.148          1.233               --
                                                       2006      1.054          1.148               --
                                                       2005      1.000          1.054               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.171          1.119               --
                                                       2006      1.018          1.171               --
                                                       2005      1.000          1.018               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.127          1.231               --
                                                       2006      1.055          1.127               --
                                                       2005      1.000          1.055               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.283          1.455              864
                                                       2006      1.076          1.283              924
                                                       2005      1.000          1.076              251

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.216          1.170               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.148          1.150               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.250          1.196               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.198          1.254               --
                                                       2006      1.035          1.198               --
                                                       2005      0.950          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.121          1.152               --
                                                       2006      1.017          1.121               --
                                                       2005      1.000          1.017               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.187          1.227               --
                                                       2006      1.091          1.187               --
                                                       2005      1.000          1.091               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.185          1.235               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.007          1.130               --
                                                       2006      1.000          1.007               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.040          1.073               --
                                                       2006      1.000          1.040               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.978               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.097           26,804
                                                       2006      1.000          1.050               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.010          1.019               --
                                                       2005      1.000          1.010               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.044          1.090               --
                                                       2005      1.000          1.044               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.147          1.248               --
                                                       2005      1.000          1.147               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.008          1.044               --
                                                       2006      0.994          1.008               --
                                                       2005      1.000          0.994               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.993          1.115               --
                                                       2005      1.000          0.993               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.016          1.079               --
                                                       2005      1.000          1.016               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.247          1.303           56,155
                                                       2006      1.084          1.247               --
                                                       2005      1.019          1.084               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.726          2.415           15,398
                                                       2006      1.297          1.726               --
                                                       2005      1.000          1.297               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.236          1.221           11,183
                                                       2006      1.031          1.236               --
                                                       2005      1.000          1.031               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.245          1.368               --
                                                       2006      1.063          1.245               --
                                                       2005      1.000          1.063               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.041          1.320               --
                                                       2005      1.000          1.041               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.198          1.233               --
                                                       2006      1.048          1.198               --
                                                       2005      1.000          1.048               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.143          1.146               --
                                                       2006      1.039          1.143               --
                                                       2005      1.026          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.059          1.098               --
                                                       2006      0.996          1.059               --
                                                       2005      1.000          0.996               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.217          1.257               --
                                                       2006      1.083          1.217               --
                                                       2005      1.014          1.083               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.176          1.222               --
                                                       2006      1.063          1.176               --
                                                       2005      0.991          1.063               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.139          1.182               --
                                                       2006      1.048          1.139               --
                                                       2005      0.976          1.048               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.095          1.156               --
                                                       2006      1.023          1.095               --
                                                       2005      1.000          1.023               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.359          1.511           20,197
                                                       2006      1.128          1.359               --
                                                       2005      1.000          1.128               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.170          1.211               --
                                                       2006      1.061          1.170               --
                                                       2005      1.000          1.061               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.108          1.177               --
                                                       2006      1.098          1.108               --
                                                       2005      1.000          1.098               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.582          1.257           26,938
                                                       2006      1.180          1.582               --
                                                       2005      1.000          1.180               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.079          1.273               --
                                                       2006      1.018          1.079               --
                                                       2005      1.000          1.018               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.242          1.132               --
                                                       2006      1.108          1.242               --
                                                       2005      1.000          1.108               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.031          1.094               --
                                                       2005      1.000          1.031               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.045          1.089               --
                                                       2006      1.001          1.045               --
                                                       2005      1.000          1.001               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.160          1.159               --
                                                       2006      1.027          1.160               --
                                                       2005      1.000          1.027               --




               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.411          1.503                --
                                                       2006      1.357          1.411           245,854
                                                       2005      1.274          1.357           284,977
                                                       2004      1.222          1.274           231,497
                                                       2003      1.000          1.222                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.583          1.696           173,532
                                                       2006      1.454          1.583           180,281
                                                       2005      1.382          1.454           183,457
                                                       2004      1.241          1.382           108,904
                                                       2003      1.000          1.241                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.538          1.468           873,265
                                                       2006      1.339          1.538           917,416
                                                       2005      1.320          1.339           940,154
                                                       2004      1.213          1.320           637,163
                                                       2003      1.000          1.213                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.595          1.739           171,256
                                                       2006      1.496          1.595           181,691
                                                       2005      1.456          1.496           192,772
                                                       2004      1.331          1.456           195,100
                                                       2003      1.000          1.331                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.996          2.260           338,225
                                                       2006      1.676          1.996           384,846
                                                       2005      1.551          1.676           258,807
                                                       2004      1.335          1.551           177,969
                                                       2003      1.000          1.335                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.600          1.537           591,557

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.345          1.346           373,703

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629            95,832

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.194          1.250                --
                                                       2006      1.033          1.194                --
                                                       2005      0.950          1.033                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.315          1.351                --
                                                       2006      1.194          1.315           416,781
                                                       2005      1.183          1.194           398,222
                                                       2004      1.112          1.183           267,186
                                                       2003      1.000          1.112                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.562          1.614                --
                                                       2006      1.438          1.562           598,287
                                                       2005      1.337          1.438           656,296
                                                       2004      1.253          1.337           533,462
                                                       2003      1.000          1.253                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.484          1.545           242,982

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.006          1.127           262,382
                                                       2006      1.000          1.006           257,892

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.050         6,539,378
                                                       2006      1.000          1.019           410,536

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.094           627,831
                                                       2006      1.000          1.049           635,885

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991           555,003
                                                       2004      0.992          0.982         1,188,876
                                                       2003      1.000          0.992            90,248

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.322          1.381                --
                                                       2005      1.286          1.322           178,734
                                                       2004      1.230          1.286           151,437
                                                       2003      1.000          1.230                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.838          1.999                --
                                                       2005      1.643          1.838           309,893
                                                       2004      1.409          1.643           181,942
                                                       2003      1.000          1.409                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.013          1.048                --
                                                       2006      1.001          1.013           641,030
                                                       2005      1.003          1.001           653,184
                                                       2004      0.993          1.003           468,464
                                                       2003      1.000          0.993                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.991          1.111                --
                                                       2005      0.998          0.991            42,068
                                                       2004      0.993          0.998            41,461

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.155          1.225                --
                                                       2005      1.136          1.155           219,105
                                                       2004      1.107          1.136           157,092
                                                       2003      1.000          1.107                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           646,077

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.244          1.297           143,160
                                                       2006      1.082          1.244           140,730
                                                       2005      1.019          1.082           146,470

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.144          4.391           167,274
                                                       2006      2.366          3.144           130,823
                                                       2005      1.753          2.366           154,430
                                                       2004      1.506          1.753           140,964
                                                       2003      1.000          1.506                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.695          1.671           533,932
                                                       2006      1.415          1.695           597,342
                                                       2005      1.368          1.415           605,737
                                                       2004      1.202          1.368           426,769
                                                       2003      1.000          1.202                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.242          1.363                --
                                                       2006      1.062          1.242                --
                                                       2005      1.000          1.062                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.568          1.986                --
                                                       2005      1.483          1.568            32,721
                                                       2004      1.280          1.483            13,099
                                                       2003      1.000          1.280                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.560          1.603           844,967
                                                       2006      1.367          1.560           682,529
                                                       2005      1.316          1.367           738,510
                                                       2004      1.209          1.316           586,630
                                                       2003      1.000          1.209                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.140          1.141            13,062
                                                       2006      1.037          1.140            13,016
                                                       2005      1.025          1.037            15,394

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.286          1.332           781,784
                                                       2006      1.211          1.286           918,382
                                                       2005      1.215          1.211         1,032,790
                                                       2004      1.149          1.215           746,313
                                                       2003      1.000          1.149                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.214          1.252             7,940
                                                       2006      1.081          1.214             7,940
                                                       2005      1.013          1.081                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.173          1.217            27,628
                                                       2006      1.062          1.173            19,939
                                                       2005      0.991          1.062            19,966

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.136          1.177           302,807
                                                       2006      1.047          1.136           315,267
                                                       2005      0.976          1.047                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.299          1.368           161,959
                                                       2006      1.215          1.299           157,388
                                                       2005      1.200          1.215           155,730
                                                       2004      1.151          1.200           149,246
                                                       2003      1.000          1.151                --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.029          2.253           212,932
                                                       2006      1.688          2.029           166,644
                                                       2005      1.494          1.688           129,994
                                                       2004      1.286          1.494            27,095
                                                       2003      1.000          1.286                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.832          1.893           311,109
                                                       2006      1.664          1.832           361,809
                                                       2005      1.576          1.664           359,343
                                                       2004      1.320          1.576           236,024
                                                       2003      1.000          1.320                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.168          1.238           264,732
                                                       2006      1.159          1.168           287,108
                                                       2005      1.092          1.159           231,337
                                                       2004      1.022          1.092            40,688

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.518          1.998           366,841
                                                       2006      1.881          2.518           418,229
                                                       2005      1.670          1.881           441,307
                                                       2004      1.258          1.670           237,566
                                                       2003      1.000          1.258                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.161          1.368                --
                                                       2006      1.098          1.161           104,074
                                                       2005      1.070          1.098           103,572
                                                       2004      1.049          1.070            59,182

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.938          1.764           182,014
                                                       2006      1.731          1.938           211,180
                                                       2005      1.589          1.731           274,235
                                                       2004      1.351          1.589            92,868
                                                       2003      1.000          1.351                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.419          1.504                --
                                                       2005      1.423          1.419            67,239
                                                       2004      1.282          1.423            61,193
                                                       2003      1.000          1.282                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.227          1.277         1,079,004
                                                       2006      1.177          1.227         1,518,285
                                                       2005      1.171          1.177         1,256,972
                                                       2004      1.086          1.171           848,679
                                                       2003      1.000          1.086                --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.504          1.501                --
                                                       2006      1.333          1.504           334,921
                                                       2005      1.298          1.333           360,467
                                                       2004      1.188          1.298           250,563
                                                       2003      1.000          1.188                --

               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.169          1.245               --
                                                       2006      1.125          1.169               --
                                                       2005      1.057          1.125               --
                                                       2004      1.000          1.057               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.221          1.308           33,756
                                                       2006      1.122          1.221           46,572
                                                       2005      1.067          1.122           33,961
                                                       2004      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.251          1.193               --
                                                       2006      1.089          1.251           38,461
                                                       2005      1.075          1.089               --
                                                       2004      1.000          1.075               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.190          1.297           76,731
                                                       2006      1.117          1.190           27,657
                                                       2005      1.087          1.117           27,553
                                                       2004      1.000          1.087               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.489          1.685           33,197
                                                       2006      1.251          1.489            4,508
                                                       2005      1.158          1.251            4,934
                                                       2004      1.000          1.158               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.260          1.211               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.199          1.200               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.299          1.241               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.193          1.249               --
                                                       2006      1.033          1.193           26,960
                                                       2005      0.950          1.033               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.172          1.204               --
                                                       2006      1.065          1.172               --
                                                       2005      1.056          1.065               --
                                                       2004      1.000          1.056               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.231          1.272               --
                                                       2006      1.134          1.231               --
                                                       2005      1.055          1.134               --
                                                       2004      1.000          1.055               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.229          1.280           21,498

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.126               --
                                                       2006      1.000          1.005               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.063               --
                                                       2006      1.000          1.032               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.093           52,575
                                                       2006      1.000          1.049           70,004

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.005          1.012               --
                                                       2005      0.996          1.005               --
                                                       2004      1.000          0.996               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.078          1.125               --
                                                       2005      1.049          1.078               --
                                                       2004      1.000          1.049               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.310          1.424               --
                                                       2005      1.171          1.310           24,184
                                                       2004      1.000          1.171               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.044          1.079               --
                                                       2006      1.032          1.044               --
                                                       2005      1.035          1.032               --
                                                       2004      1.000          1.035               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.986          1.105               --
                                                       2005      0.994          0.986            5,578
                                                       2004      0.989          0.994               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.045          1.108               --
                                                       2005      1.028          1.045               --
                                                       2004      1.000          1.028               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.242          1.296           13,012
                                                       2006      1.082          1.242           51,016
                                                       2005      1.019          1.082               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.325          3.247           16,844
                                                       2006      1.751          2.325            4,904
                                                       2005      1.298          1.751               --
                                                       2004      1.000          1.298               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.396          1.375               --
                                                       2006      1.166          1.396           20,562
                                                       2005      1.127          1.166               --
                                                       2004      1.000          1.127               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.241          1.361               --
                                                       2006      1.061          1.241               --
                                                       2005      1.000          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.247          1.578               --
                                                       2005      1.180          1.247               --
                                                       2004      1.000          1.180               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.294          1.329            5,295
                                                       2006      1.134          1.294            5,139
                                                       2005      1.093          1.134            5,379
                                                       2004      1.000          1.093               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.139          1.140               --
                                                       2006      1.037          1.139               --
                                                       2005      1.025          1.037               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.150          1.190               --
                                                       2006      1.084          1.150               --
                                                       2005      1.087          1.084               --
                                                       2004      1.000          1.087               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.213          1.250               --
                                                       2006      1.081          1.213               --
                                                       2005      1.013          1.081               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.172          1.215               --
                                                       2006      1.061          1.172               --
                                                       2005      0.991          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.135          1.176               --
                                                       2006      1.047          1.135               --
                                                       2005      0.976          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.171          1.233           39,121
                                                       2006      1.096          1.171           50,967
                                                       2005      1.083          1.096           26,974
                                                       2004      1.000          1.083               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.591          1.766           49,805
                                                       2006      1.324          1.591           23,171
                                                       2005      1.173          1.324               --
                                                       2004      1.000          1.173               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.331          1.374           20,168
                                                       2006      1.209          1.331            6,829
                                                       2005      1.146          1.209            6,922
                                                       2004      1.000          1.146               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.146          1.214           13,207
                                                       2006      1.137          1.146           13,126
                                                       2005      1.072          1.137            7,283
                                                       2004      1.000          1.072               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.974          1.565               --
                                                       2006      1.476          1.974           16,962
                                                       2005      1.311          1.476               --
                                                       2004      1.000          1.311               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.097          1.292               --
                                                       2006      1.038          1.097               --
                                                       2005      1.012          1.038               --
                                                       2004      0.992          1.012               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.409          1.282               --
                                                       2006      1.259          1.409               --
                                                       2005      1.156          1.259               --
                                                       2004      1.000          1.156               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.106          1.173               --
                                                       2005      1.110          1.106               --
                                                       2004      1.000          1.110               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.151          1.198           38,622
                                                       2006      1.106          1.151           38,344
                                                       2005      1.100          1.106           37,630
                                                       2004      1.000          1.100               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.259          1.256               --
                                                       2006      1.117          1.259               --
                                                       2005      1.088          1.117               --
                                                       2004      1.000          1.088               --




               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.406          1.497               --
                                                       2006      1.353          1.406            6,566
                                                       2005      1.272          1.353            6,194
                                                       2004      1.221          1.272               --
                                                       2003      1.000          1.221               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.577          1.688           12,888
                                                       2006      1.450          1.577            4,161
                                                       2005      1.380          1.450               --
                                                       2004      1.240          1.380               --
                                                       2003      1.000          1.240               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.532          1.461           64,203
                                                       2006      1.335          1.532            8,884
                                                       2005      1.318          1.335            4,535
                                                       2004      1.212          1.318               --
                                                       2003      1.000          1.212               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.589          1.731              564
                                                       2006      1.492          1.589            5,910
                                                       2005      1.453          1.492            5,606
                                                       2004      1.331          1.453               --
                                                       2003      1.000          1.331               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.989          2.250           59,623
                                                       2006      1.672          1.989           28,426
                                                       2005      1.549          1.672           25,399
                                                       2004      1.334          1.549            1,081
                                                       2003      1.000          1.334               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.593          1.530           14,552

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.340          1.340               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.698          1.621               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.192          1.248               --
                                                       2006      1.032          1.192               --
                                                       2005      0.950          1.032               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.310          1.345               --
                                                       2006      1.191          1.310               --
                                                       2005      1.181          1.191               --
                                                       2004      1.111          1.181               --
                                                       2003      1.000          1.111               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.556          1.608               --
                                                       2006      1.434          1.556           14,578
                                                       2005      1.335          1.434           14,380
                                                       2004      1.252          1.335               --
                                                       2003      1.000          1.252               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.478          1.538           11,964

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.125               --
                                                       2006      1.000          1.005               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.015          1.045           91,837
                                                       2006      1.000          1.015           17,448

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.092           87,478
                                                       2006      1.000          1.049           27,657

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.989          0.996               --
                                                       2005      0.981          0.989           17,032
                                                       2004      0.991          0.981            4,000
                                                       2003      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.319          1.376               --
                                                       2005      1.284          1.319               --
                                                       2004      1.229          1.284               --
                                                       2003      1.000          1.229               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.833          1.993               --
                                                       2005      1.640          1.833            8,577
                                                       2004      1.409          1.640               --
                                                       2003      1.000          1.409               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.009          1.043               --
                                                       2006      0.999          1.009           18,432
                                                       2005      1.002          0.999           18,120
                                                       2004      0.992          1.002               --
                                                       2003      1.000          0.992               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.989          1.108               --
                                                       2005      0.998          0.989               --
                                                       2004      0.993          0.998               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.152          1.220               --
                                                       2005      1.134          1.152               --
                                                       2004      1.106          1.134               --
                                                       2003      1.000          1.106               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           24,423

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.241          1.294          224,248
                                                       2006      1.082          1.241            7,449
                                                       2005      1.019          1.082               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.132          4.371           35,661
                                                       2006      2.359          3.132           11,485
                                                       2005      1.750          2.359            3,819
                                                       2004      1.505          1.750               --
                                                       2003      1.000          1.505               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.689          1.663           51,735
                                                       2006      1.412          1.689           10,795
                                                       2005      1.365          1.412            8,507
                                                       2004      1.201          1.365               --
                                                       2003      1.000          1.201               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.240          1.359               --
                                                       2006      1.061          1.240               --
                                                       2005      1.000          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.564          1.979               --
                                                       2005      1.481          1.564               --
                                                       2004      1.279          1.481               --
                                                       2003      1.000          1.279               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.554          1.595           10,300
                                                       2006      1.363          1.554            8,983
                                                       2005      1.313          1.363            9,164
                                                       2004      1.209          1.313               --
                                                       2003      1.000          1.209               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.138          1.138           29,737
                                                       2006      1.037          1.138            7,008
                                                       2005      1.025          1.037               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.281          1.325           75,121
                                                       2006      1.208          1.281           14,115
                                                       2005      1.213          1.208            4,982
                                                       2004      1.149          1.213               --
                                                       2003      1.000          1.149               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.212          1.249          183,109
                                                       2006      1.081          1.212          118,868
                                                       2005      1.013          1.081           30,483

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.171          1.213           50,783
                                                       2006      1.061          1.171           47,532
                                                       2005      0.991          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.134          1.174          188,007
                                                       2006      1.046          1.134          195,298
                                                       2005      0.976          1.046          146,137

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.294          1.362            9,546
                                                       2006      1.211          1.294               --
                                                       2005      1.198          1.211               --
                                                       2004      1.150          1.198               --
                                                       2003      1.000          1.150               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.022          2.243           41,349
                                                       2006      1.683          2.022            5,363
                                                       2005      1.491          1.683               --
                                                       2004      1.285          1.491               --
                                                       2003      1.000          1.285               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.826          1.884           17,611
                                                       2006      1.660          1.826           10,747
                                                       2005      1.574          1.660               --
                                                       2004      1.319          1.574               --
                                                       2003      1.000          1.319               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.165          1.234           56,419
                                                       2006      1.156          1.165               --
                                                       2005      1.091          1.156               --
                                                       2004      1.022          1.091               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.509          1.988            9,847
                                                       2006      1.876          2.509            4,982
                                                       2005      1.667          1.876               --
                                                       2004      1.257          1.667               --
                                                       2003      1.000          1.257               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.158          1.363               --
                                                       2006      1.096          1.158            4,561
                                                       2005      1.069          1.096               --
                                                       2004      1.048          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.931          1.755           52,067
                                                       2006      1.726          1.931           15,918
                                                       2005      1.586          1.726            7,144
                                                       2004      1.350          1.586               --
                                                       2003      1.000          1.350               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.415          1.500               --
                                                       2005      1.421          1.415               --
                                                       2004      1.281          1.421               --
                                                       2003      1.000          1.281               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.222          1.271           60,686
                                                       2006      1.174          1.222           16,502
                                                       2005      1.169          1.174           15,842
                                                       2004      1.086          1.169               --
                                                       2003      1.000          1.086               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.498          1.494               --
                                                       2006      1.329          1.498           18,773
                                                       2005      1.296          1.329           18,627
                                                       2004      1.188          1.296               --
                                                       2003      1.000          1.188               --




               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.401          1.491                --
                                                       2006      1.350          1.401            22,662
                                                       2005      1.270          1.350            22,645
                                                       2004      1.220          1.270            17,165
                                                       2003      1.000          1.220            16,944

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.571          1.680            15,970
                                                       2006      1.446          1.571            16,578
                                                       2005      1.378          1.446            16,578
                                                       2004      1.239          1.378            16,578
                                                       2003      1.000          1.239            16,578

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.527          1.454            37,592
                                                       2006      1.332          1.527            27,208
                                                       2005      1.316          1.332            48,012
                                                       2004      1.211          1.316            44,062
                                                       2003      1.000          1.211            16,965

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.583          1.723            21,929
                                                       2006      1.488          1.583            15,802
                                                       2005      1.451          1.488            24,837
                                                       2004      1.330          1.451            25,125
                                                       2003      1.000          1.330            15,592

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.982          2.239            35,197
                                                       2006      1.667          1.982            15,610
                                                       2005      1.546          1.667            23,966
                                                       2004      1.333          1.546            10,885
                                                       2003      1.000          1.333                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.587          1.523            15,697

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.334          1.334               258

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614               286

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.190          1.245                --
                                                       2006      1.031          1.190                --
                                                       2005      0.950          1.031                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.305          1.340                --
                                                       2006      1.188          1.305               259
                                                       2005      1.179          1.188               239
                                                       2004      1.110          1.179               241
                                                       2003      1.000          1.110                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.550          1.601                --
                                                       2006      1.430          1.550             4,115
                                                       2005      1.333          1.430            23,147
                                                       2004      1.252          1.333            26,008
                                                       2003      1.000          1.252                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.472          1.531            22,040

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.004          1.123               324
                                                       2006      1.000          1.004               325

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.011          1.040            36,705
                                                       2006      1.000          1.011            36,763

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.090            37,004
                                                       2006      1.000          1.048            42,326

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.986          0.993                --
                                                       2005      0.979          0.986            36,823
                                                       2004      0.990          0.979            30,323
                                                       2003      1.000          0.990            86,167

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.315          1.372                --
                                                       2005      1.282          1.315               218
                                                       2004      1.228          1.282             1,836
                                                       2003      1.000          1.228                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.828          1.987                --
                                                       2005      1.638          1.828            21,225
                                                       2004      1.408          1.638            17,702
                                                       2003      1.000          1.408            14,907

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.006          1.039                --
                                                       2006      0.996          1.006            12,830
                                                       2005      1.000          0.996            54,534
                                                       2004      0.992          1.000            39,336
                                                       2003      1.000          0.992                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.987          1.105                --
                                                       2005      0.997          0.987             3,217
                                                       2004      0.992          0.997             3,220

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.149          1.216                --
                                                       2005      1.132          1.149               243
                                                       2004      1.106          1.132             2,028
                                                       2003      1.000          1.106                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091            45,496

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.239          1.290                --
                                                       2006      1.081          1.239                --
                                                       2005      1.018          1.081                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.121          4.351               402
                                                       2006      2.353          3.121               403
                                                       2005      1.747          2.353               386
                                                       2004      1.504          1.747             1,007
                                                       2003      1.000          1.504                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.683          1.656            20,799
                                                       2006      1.408          1.683                --
                                                       2005      1.363          1.408            29,178
                                                       2004      1.200          1.363            29,611
                                                       2003      1.000          1.200                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.237          1.355                --
                                                       2006      1.060          1.237                --
                                                       2005      1.000          1.060                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.560          1.972                --
                                                       2005      1.478          1.560                --
                                                       2004      1.278          1.478                --
                                                       2003      1.000          1.278                --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.548          1.588            12,974
                                                       2006      1.360          1.548             7,706
                                                       2005      1.311          1.360             7,706
                                                       2004      1.208          1.311                --
                                                       2003      1.000          1.208                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.136          1.135                --
                                                       2006      1.036          1.136                --
                                                       2005      1.024          1.036                --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.277          1.319            27,705
                                                       2006      1.205          1.277             4,589
                                                       2005      1.211          1.205            38,860
                                                       2004      1.148          1.211            39,838
                                                       2003      1.000          1.148                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.210          1.245                --
                                                       2006      1.080          1.210                --
                                                       2005      1.013          1.080                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.169          1.210         1,444,190
                                                       2006      1.060          1.169         1,265,725
                                                       2005      0.991          1.060                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.132          1.171           982,373
                                                       2006      1.045          1.132           614,252
                                                       2005      0.976          1.045                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.289          1.355               258
                                                       2006      1.208          1.289               259
                                                       2005      1.196          1.208               240
                                                       2004      1.149          1.196               241
                                                       2003      1.000          1.149                --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.014          2.232                --
                                                       2006      1.679          2.014                --
                                                       2005      1.489          1.679                --
                                                       2004      1.285          1.489                --
                                                       2003      1.000          1.285                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.819          1.875            12,640
                                                       2006      1.655          1.819             3,609
                                                       2005      1.571          1.655            20,172
                                                       2004      1.318          1.571            22,267
                                                       2003      1.000          1.318                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.161          1.229             9,542
                                                       2006      1.154          1.161             3,020
                                                       2005      1.090          1.154            11,689
                                                       2004      1.022          1.090            12,267

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.500          1.979            30,103
                                                       2006      1.871          2.500            27,178
                                                       2005      1.664          1.871               200
                                                       2004      1.256          1.664             1,506
                                                       2003      1.000          1.256                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.155          1.358                --
                                                       2006      1.094          1.155             4,527
                                                       2005      1.069          1.094             4,531
                                                       2004      1.048          1.069             4,534

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.924          1.747               181
                                                       2006      1.722          1.924               182
                                                       2005      1.583          1.722                --
                                                       2004      1.349          1.583             1,337
                                                       2003      1.000          1.349                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.411          1.495                --
                                                       2005      1.418          1.411               202
                                                       2004      1.280          1.418               203
                                                       2003      1.000          1.280                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.218          1.265            27,317
                                                       2006      1.171          1.218           199,245
                                                       2005      1.168          1.171            31,972
                                                       2004      1.085          1.168            23,552
                                                       2003      1.000          1.085                --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.493          1.487                --
                                                       2006      1.326          1.493             5,621
                                                       2005      1.294          1.326             5,586
                                                       2004      1.187          1.294               450
                                                       2003      1.000          1.187                --




               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.163          1.238                --
                                                       2006      1.121          1.163                --
                                                       2005      1.056          1.121                --
                                                       2004      1.000          1.056                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.215          1.299                --
                                                       2006      1.119          1.215                --
                                                       2005      1.066          1.119                --
                                                       2004      1.000          1.066                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.244          1.184                --
                                                       2006      1.086          1.244                --
                                                       2005      1.073          1.086                --
                                                       2004      1.000          1.073                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.184          1.288                --
                                                       2006      1.113          1.184                --
                                                       2005      1.086          1.113                --
                                                       2004      1.000          1.086                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.482          1.673                --
                                                       2006      1.247          1.482                --
                                                       2005      1.157          1.247                --
                                                       2004      1.000          1.157                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.253          1.202                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.192          1.191                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.291          1.232                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.189          1.243                --
                                                       2006      1.031          1.189                --
                                                       2005      0.949          1.031                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.166          1.197                --
                                                       2006      1.062          1.166                --
                                                       2005      1.054          1.062                --
                                                       2004      1.000          1.054                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.224          1.265                --
                                                       2006      1.130          1.224                --
                                                       2005      1.054          1.130                --
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.222          1.270                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.004          1.122                --
                                                       2006      1.000          1.004                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.027          1.055             9,205
                                                       2006      1.000          1.027             9,583

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975             2,268

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.089                --
                                                       2006      1.000          1.047                --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.001          1.008                --
                                                       2005      0.995          1.001                --
                                                       2004      1.000          0.995                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.075          1.121                --
                                                       2005      1.048          1.075                --
                                                       2004      1.000          1.048                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.306          1.418                --
                                                       2005      1.170          1.306                --
                                                       2004      1.000          1.170                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.038          1.072                --
                                                       2006      1.029          1.038                --
                                                       2005      1.033          1.029                --
                                                       2004      1.000          1.033                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.983          1.099                --
                                                       2005      0.993          0.983                --
                                                       2004      0.989          0.993                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.042          1.102                --
                                                       2005      1.027          1.042                --
                                                       2004      1.000          1.027                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.238          1.289                --
                                                       2006      1.080          1.238                --
                                                       2005      1.018          1.080                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.314          3.224                --
                                                       2006      1.745          2.314                --
                                                       2005      1.296          1.745                --
                                                       2004      1.000          1.296                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.389          1.366                --
                                                       2006      1.162          1.389                --
                                                       2005      1.126          1.162                --
                                                       2004      1.000          1.126                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.236          1.354                --
                                                       2006      1.060          1.236                --
                                                       2005      1.000          1.060                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.243          1.570                --
                                                       2005      1.178          1.243                --
                                                       2004      1.000          1.178                --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.287          1.320                --
                                                       2006      1.131          1.287                --
                                                       2005      1.091          1.131                --
                                                       2004      1.000          1.091                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.135          1.133           104,787
                                                       2006      1.035          1.135            75,911
                                                       2005      1.024          1.035                --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.144          1.181                --
                                                       2006      1.080          1.144                --
                                                       2005      1.086          1.080                --
                                                       2004      1.000          1.086                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.208          1.243                --
                                                       2006      1.079          1.208                --
                                                       2005      1.013          1.079                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.168          1.208         1,902,733
                                                       2006      1.060          1.168           899,084
                                                       2005      0.991          1.060                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.131          1.169           822,036
                                                       2006      1.045          1.131           788,136
                                                       2005      0.976          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.165          1.224                --
                                                       2006      1.093          1.165                --
                                                       2005      1.082          1.093                --
                                                       2004      1.000          1.082                --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.583          1.753                --
                                                       2006      1.320          1.583                --
                                                       2005      1.171          1.320                --
                                                       2004      1.000          1.171                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.324          1.364                --
                                                       2006      1.205          1.324                --
                                                       2005      1.145          1.205                --
                                                       2004      1.000          1.145                --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.140          1.206                --
                                                       2006      1.134          1.140                --
                                                       2005      1.071          1.134                --
                                                       2004      1.000          1.071                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.964          1.554                --
                                                       2006      1.471          1.964                --
                                                       2005      1.309          1.471                --
                                                       2004      1.000          1.309                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.092          1.284                --
                                                       2006      1.035          1.092                --
                                                       2005      1.011          1.035                --
                                                       2004      0.992          1.011                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.402          1.273                --
                                                       2006      1.255          1.402                --
                                                       2005      1.155          1.255                --
                                                       2004      1.000          1.155                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.103          1.168                --
                                                       2005      1.109          1.103                --
                                                       2004      1.000          1.109                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.145          1.189            65,255
                                                       2006      1.102          1.145            34,897
                                                       2005      1.099          1.102                --
                                                       2004      1.000          1.099                --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.253          1.247                --
                                                       2006      1.113          1.253                --
                                                       2005      1.087          1.113                --
                                                       2004      1.000          1.087                --




               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.162          1.236               --
                                                       2006      1.120          1.162            5,461
                                                       2005      1.055          1.120            5,464
                                                       2004      1.000          1.055               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.213          1.296            4,738
                                                       2006      1.118          1.213            4,738
                                                       2005      1.066          1.118            4,738
                                                       2004      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.243          1.182            2,549
                                                       2006      1.085          1.243            2,549
                                                       2005      1.073          1.085            2,549
                                                       2004      1.000          1.073               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.182          1.286            2,669
                                                       2006      1.112          1.182            2,670
                                                       2005      1.086          1.112            2,671
                                                       2004      1.000          1.086               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.480          1.670               --
                                                       2006      1.246          1.480               --
                                                       2005      1.157          1.246               --
                                                       2004      1.000          1.157               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.251          1.200               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.190          1.189               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.290          1.230               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      0.949          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.165          1.195               --
                                                       2006      1.061          1.165               --
                                                       2005      1.054          1.061               --
                                                       2004      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.223          1.263               --
                                                       2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.220          1.268            5,459

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.121            5,710
                                                       2006      1.000          1.003            5,710

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.053               --
                                                       2006      1.000          1.026               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.088            6,140
                                                       2006      1.000          1.047            6,140

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.001          1.007               --
                                                       2005      0.995          1.001               --
                                                       2004      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.074          1.120               --
                                                       2005      1.047          1.074            5,070
                                                       2004      1.000          1.047               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.305          1.417               --
                                                       2005      1.170          1.305            4,317
                                                       2004      1.000          1.170               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.037          1.070               --
                                                       2006      1.028          1.037              490
                                                       2005      1.033          1.028              493
                                                       2004      1.000          1.033               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.982          1.098               --
                                                       2005      0.993          0.982               --
                                                       2004      0.989          0.993               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.041          1.101               --
                                                       2005      1.026          1.041               --
                                                       2004      1.000          1.026               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090              483

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.237          1.287           59,654
                                                       2006      1.080          1.237           59,654
                                                       2005      1.018          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.311          3.218               --
                                                       2006      1.744          2.311               --
                                                       2005      1.296          1.744               --
                                                       2004      1.000          1.296               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.387          1.363           56,075
                                                       2006      1.161          1.387           56,077
                                                       2005      1.126          1.161            2,732
                                                       2004      1.000          1.126               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235               --
                                                       2005      1.000          1.059               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.242          1.568               --
                                                       2005      1.178          1.242               --
                                                       2004      1.000          1.178               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.286          1.317               --
                                                       2006      1.130          1.286               --
                                                       2005      1.091          1.130               --
                                                       2004      1.000          1.091               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.134          1.132               --
                                                       2006      1.035          1.134               --
                                                       2005      1.024          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.142          1.179              234
                                                       2006      1.079          1.142              235
                                                       2005      1.086          1.079              237
                                                       2004      1.000          1.086               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      1.012          1.079               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.167          1.206           58,873
                                                       2006      1.059          1.167           58,873
                                                       2005      0.991          1.059          285,700

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.130          1.167               --
                                                       2006      1.045          1.130               --
                                                       2005      0.975          1.045               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.164          1.222            5,777
                                                       2006      1.092          1.164            5,781
                                                       2005      1.082          1.092            5,787
                                                       2004      1.000          1.082               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.581          1.750           61,647
                                                       2006      1.319          1.581           61,649
                                                       2005      1.171          1.319            4,599
                                                       2004      1.000          1.171               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.322          1.362            2,628
                                                       2006      1.204          1.322            2,630
                                                       2005      1.144          1.204            2,632
                                                       2004      1.000          1.144               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.138          1.203               --
                                                       2006      1.133          1.138               --
                                                       2005      1.071          1.133               --
                                                       2004      1.000          1.071               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.962          1.552           17,492
                                                       2006      1.470          1.962           17,493
                                                       2005      1.309          1.470            2,038
                                                       2004      1.000          1.309               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.090          1.282               --
                                                       2006      1.034          1.090               --
                                                       2005      1.011          1.034               --
                                                       2004      0.992          1.011               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.400          1.270            3,031
                                                       2006      1.254          1.400            3,035
                                                       2005      1.155          1.254            2,618
                                                       2004      1.000          1.155               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.102          1.167               --
                                                       2005      1.109          1.102              473
                                                       2004      1.000          1.109               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.144          1.187            4,712
                                                       2006      1.101          1.144            4,712
                                                       2005      1.099          1.101            4,712
                                                       2004      1.000          1.099               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.251          1.245               --
                                                       2006      1.112          1.251               --
                                                       2005      1.087          1.112               --
                                                       2004      1.000          1.087               --




               PIONEER ANNUISTAR -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.391          1.479               --
                                                       2006      1.342          1.391               --
                                                       2005      1.266          1.342               --
                                                       2004      1.219          1.266               --
                                                       2003      1.000          1.219               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.560          1.665               --
                                                       2006      1.439          1.560               --
                                                       2005      1.373          1.439               --
                                                       2004      1.238          1.373               --
                                                       2003      1.000          1.238               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.516          1.440               --
                                                       2006      1.325          1.516               --
                                                       2005      1.311          1.325               --
                                                       2004      1.209          1.311               --
                                                       2003      1.000          1.209               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.571          1.707               --
                                                       2006      1.480          1.571               --
                                                       2005      1.446          1.480               --
                                                       2004      1.328          1.446               --
                                                       2003      1.000          1.328               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.967          2.218               --
                                                       2006      1.658          1.967               --
                                                       2005      1.541          1.658               --
                                                       2004      1.331          1.541               --
                                                       2003      1.000          1.331               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.574          1.508               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.324          1.322               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.678          1.599               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.185          1.239               --
                                                       2006      1.030          1.185               --
                                                       2005      0.949          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.296          1.329               --
                                                       2006      1.182          1.296               --
                                                       2005      1.175          1.182               --
                                                       2004      1.109          1.175               --
                                                       2003      1.000          1.109               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.539          1.588               --
                                                       2006      1.423          1.539               --
                                                       2005      1.328          1.423               --
                                                       2004      1.250          1.328               --
                                                       2003      1.000          1.250               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.460          1.517               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.119               --
                                                       2006      1.000          1.003               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.004          1.030               --
                                                       2006      1.000          1.004               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.087               --
                                                       2006      1.000          1.046               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.981          0.987               --
                                                       2005      0.976          0.981               --
                                                       2004      0.989          0.976               --
                                                       2003      1.000          0.989               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.308          1.364               --
                                                       2005      1.277          1.308               --
                                                       2004      1.227          1.277               --
                                                       2003      1.000          1.227               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.819          1.975               --
                                                       2005      1.632          1.819               --
                                                       2004      1.406          1.632               --
                                                       2003      1.000          1.406               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      0.998          1.029               --
                                                       2006      0.991          0.998               --
                                                       2005      0.997          0.991               --
                                                       2004      0.990          0.997               --
                                                       2003      1.000          0.990               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.984          1.099               --
                                                       2005      0.995          0.984               --
                                                       2004      0.992          0.995               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.143          1.207               --
                                                       2005      1.128          1.143               --
                                                       2004      1.104          1.128               --
                                                       2003      1.000          1.104               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.235          1.283               --
                                                       2006      1.079          1.235               --
                                                       2005      1.018          1.079               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.098          4.310               --
                                                       2006      2.340          3.098               --
                                                       2005      1.741          2.340               --
                                                       2004      1.502          1.741               --
                                                       2003      1.000          1.502               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.670          1.640               --
                                                       2006      1.400          1.670               --
                                                       2005      1.358          1.400               --
                                                       2004      1.199          1.358               --
                                                       2003      1.000          1.199               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.233          1.348               --
                                                       2006      1.058          1.233               --
                                                       2005      1.000          1.058               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.552          1.957               --
                                                       2005      1.473          1.552               --
                                                       2004      1.276          1.473               --
                                                       2003      1.000          1.276               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.537          1.573               --
                                                       2006      1.352          1.537               --
                                                       2005      1.307          1.352               --
                                                       2004      1.206          1.307               --
                                                       2003      1.000          1.206               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.132          1.129               --
                                                       2006      1.034          1.132               --
                                                       2005      1.024          1.034               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.267          1.307               --
                                                       2006      1.199          1.267               --
                                                       2005      1.207          1.199               --
                                                       2004      1.146          1.207               --
                                                       2003      1.000          1.146               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.205          1.238               --
                                                       2006      1.078          1.205               --
                                                       2005      1.012          1.078               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.165          1.203          108,550
                                                       2006      1.058          1.165           56,075
                                                       2005      0.991          1.058               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.128          1.164          219,988
                                                       2006      1.044          1.128          219,621
                                                       2005      0.975          1.044               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.280          1.343               --
                                                       2006      1.202          1.280               --
                                                       2005      1.192          1.202               --
                                                       2004      1.148          1.192               --
                                                       2003      1.000          1.148               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.000          2.212               --
                                                       2006      1.670          2.000               --
                                                       2005      1.484          1.670               --
                                                       2004      1.283          1.484               --
                                                       2003      1.000          1.283               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.806          1.858               --
                                                       2006      1.647          1.806               --
                                                       2005      1.566          1.647               --
                                                       2004      1.317          1.566               --
                                                       2003      1.000          1.317               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.155          1.220               --
                                                       2006      1.150          1.155               --
                                                       2005      1.088          1.150               --
                                                       2004      1.021          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.481          1.961               --
                                                       2006      1.861          2.481               --
                                                       2005      1.659          1.861               --
                                                       2004      1.254          1.659               --
                                                       2003      1.000          1.254               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.148          1.348               --
                                                       2006      1.090          1.148               --
                                                       2005      1.067          1.090               --
                                                       2004      1.047          1.067               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.910          1.731               --
                                                       2006      1.713          1.910               --
                                                       2005      1.578          1.713               --
                                                       2004      1.348          1.578               --
                                                       2003      1.000          1.348               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.404          1.486               --
                                                       2005      1.414          1.404               --
                                                       2004      1.278          1.414               --
                                                       2003      1.000          1.278               --

                                   PIONEER ANNUISTAR -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.209          1.253               --
                                                       2006      1.165          1.209               --
                                                       2005      1.164          1.165               --
                                                       2004      1.084          1.164               --
                                                       2003      1.000          1.084               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.482          1.474               --
                                                       2006      1.319          1.482               --
                                                       2005      1.290          1.319               --
                                                       2004      1.185          1.290               --
                                                       2003      1.000          1.185               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

            CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT II

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.383          1.353               --
                                                       2005      1.223          1.383            5,814
                                                       2004      1.147          1.223            5,818
                                                       2003      1.000          1.147               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.965          2.221          112,631
                                                       2006      1.657          1.965           82,703
                                                       2005      1.475          1.657           86,909
                                                       2004      1.320          1.475           78,283
                                                       2003      1.000          1.320            1,971

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.732          1.916          262,586
                                                       2006      1.596          1.732          262,291
                                                       2005      1.395          1.596          279,816
                                                       2004      1.259          1.395          219,842
                                                       2003      1.000          1.259           22,246

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.615          1.670          361,322
                                                       2006      1.423          1.615          346,548
                                                       2005      1.366          1.423          358,389
                                                       2004      1.257          1.366          300,402
                                                       2003      1.000          1.257           11,074

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.666          1.649               --
                                                       2005      1.432          1.666           24,671
                                                       2004      1.217          1.432           15,912
                                                       2003      1.000          1.217           15,906

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.726          2.254               --
                                                       2005      1.636          1.726           52,370
                                                       2004      1.264          1.636           36,978
                                                       2003      1.000          1.264            4,454

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.428          1.507            9,190
                                                       2006      1.245          1.428            9,213
                                                       2005      1.212          1.245            9,218
                                                       2004      1.172          1.212            9,224
                                                       2003      1.000          1.172            4,928

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.499          1.313           42,602
                                                       2006      1.467          1.499           26,799
                                                       2005      1.408          1.467           36,788
                                                       2004      1.285          1.408           15,633
                                                       2003      1.000          1.285               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.316          1.431               --
                                                       2005      1.213          1.316           53,526
                                                       2004      1.079          1.213           52,646
                                                       2003      1.000          1.079               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.313          1.464               --
                                                       2005      1.211          1.313           49,581
                                                       2004      1.072          1.211           49,581
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.772          2.046           88,419
                                                       2006      1.615          1.772           90,882
                                                       2005      1.406          1.615          109,221
                                                       2004      1.240          1.406           67,973
                                                       2003      1.000          1.240           32,001

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.574          1.654           13,033
                                                       2006      1.405          1.574           13,572
                                                       2005      1.182          1.405           14,264
                                                       2004      1.185          1.182           19,446
                                                       2003      1.000          1.185           15,831

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      2.228          2.530           50,486
                                                       2006      2.013          2.228           66,663
                                                       2005      1.732          2.013           82,496
                                                       2004      1.411          1.732           66,031
                                                       2003      1.000          1.411           13,386

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.457          1.699               --
                                                       2005      1.339          1.457           32,356
                                                       2004      1.207          1.339           23,724
                                                       2003      1.000          1.207            7,501

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.875          3.645           27,093
                                                       2006      2.279          2.875           17,071
                                                       2005      1.816          2.279           23,454
                                                       2004      1.479          1.816           19,226
                                                       2003      1.000          1.479               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.026          2.303          149,120
                                                       2006      1.694          2.026          150,829
                                                       2005      1.562          1.694          159,523
                                                       2004      1.338          1.562          136,647
                                                       2003      1.214          1.338           10,473

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.626          1.950               --
                                                       2005      1.517          1.626           36,782
                                                       2004      1.328          1.517           13,897
                                                       2003      1.000          1.328               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.060          1.084               --
                                                       2005      1.063          1.060            5,995
                                                       2004      0.992          1.063               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.237          1.278               --
                                                       2005      1.167          1.237           27,515
                                                       2004      1.095          1.167           45,470
                                                       2003      1.000          1.095               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.552          1.860               --
                                                       2006      1.483          1.552               --
                                                       2005      1.341          1.483               --
                                                       2004      1.192          1.341               --
                                                       2003      1.000          1.192               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.601          1.918               --
                                                       2006      1.508          1.601               --
                                                       2005      1.373          1.508               --
                                                       2004      1.386          1.373               --
                                                       2003      1.000          1.386               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.558          1.677               --
                                                       2006      1.341          1.558               --
                                                       2005      1.290          1.341               --
                                                       2004      1.254          1.290               --
                                                       2003      1.000          1.254               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.546          1.736               --
                                                       2005      1.510          1.546            6,080
                                                       2004      1.334          1.510            4,418
                                                       2003      1.000          1.334            6,395

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.661          1.602           28,733

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.537          1.591            5,006

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.531          1.581           86,692
                                                       2006      1.350          1.531           73,252
                                                       2005      1.316          1.350           72,250
                                                       2004      1.212          1.316           59,615
                                                       2003      1.000          1.212            8,799

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.732          1.660           77,987

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.691          1.730           23,231
                                                       2006      1.452          1.691           22,615
                                                       2005      1.385          1.452           50,344
                                                       2004      1.274          1.385           31,394
                                                       2003      1.000          1.274               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.424          1.427           29,212

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.859          2.013           33,774
                                                       2006      1.674          1.859           35,677
                                                       2005      1.621          1.674           37,914
                                                       2004      1.430          1.621           38,605
                                                       2003      1.000          1.430               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.140          1.245            8,678
                                                       2006      1.075          1.140            7,529
                                                       2005      1.046          1.075            6,017
                                                       2004      0.925          1.046               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.028          1.026            6,709
                                                       2006      1.003          1.028            8,640
                                                       2005      0.995          1.003            8,853
                                                       2004      0.999          0.995            8,860
                                                       2003      1.000          0.999            3,839

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.665          1.748               --
                                                       2006      1.432          1.665           15,528
                                                       2005      1.398          1.432           29,576
                                                       2004      1.311          1.398           12,599
                                                       2003      1.000          1.311            4,572

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.377          1.434               --
                                                       2006      1.342          1.377           28,907
                                                       2005      1.295          1.342           26,743
                                                       2004      1.308          1.295           22,673
                                                       2003      1.000          1.308               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.619          1.676               --
                                                       2006      1.480          1.619           28,600
                                                       2005      1.368          1.480           27,917
                                                       2004      1.274          1.368           20,461
                                                       2003      1.000          1.274               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.481          1.547               --
                                                       2006      1.338          1.481            5,199
                                                       2005      1.311          1.338            5,108
                                                       2004      1.229          1.311            5,025
                                                       2003      1.000          1.229               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.619          1.683               --
                                                       2006      1.402          1.619           45,770
                                                       2005      1.379          1.402           58,269
                                                       2004      1.243          1.379           46,303
                                                       2003      1.000          1.243            6,194

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.810          1.995               --
                                                       2006      1.638          1.810           49,449
                                                       2005      1.537          1.638           42,675
                                                       2004      1.258          1.537           48,606
                                                       2003      1.000          1.258            2,100

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.085          1.120               --
                                                       2005      1.061          1.085           11,239
                                                       2004      0.999          1.061               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.717          1.793           79,347
                                                       2006      1.000          1.717           73,144

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.316          1.332           18,079
                                                       2006      1.000          1.316           18,633

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.645          1.725               --
                                                       2006      1.000          1.645            4,066

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.711          1.724            4,019

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.197          1.167               --
                                                       2006      1.000          1.197               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.971          1.924           13,495
                                                       2006      1.000          1.971            3,983

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.691          2.172           16,840
                                                       2006      1.000          1.691           22,234

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.221          1.082               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.184          1.240           11,239
                                                       2006      1.000          1.184           11,239

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.319          1.387           67,696
                                                       2006      1.000          1.319           77,543

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.078          1.104          137,186
                                                       2006      1.000          1.078           72,287

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.072          1.062           82,070
                                                       2006      1.000          1.072               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.449          1.596            2,038
                                                       2006      1.000          1.449            2,041

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.167          1.280            7,144
                                                       2006      1.000          1.167            7,144

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.215          2.327           10,735

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.392          1.475              102
                                                       2006      1.000          1.392              106

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.221          1.024           23,541
                                                       2006      1.000          1.221           28,161

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.146          1.214           61,860

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.553          1.606               --
                                                       2006      1.000          1.553               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.118          1.235               --
                                                       2006      1.000          1.118               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.160          1.218            8,252
                                                       2006      1.000          1.160            8,353

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.029          0.983          109,537
                                                       2006      1.000          1.029           88,161

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.511          1.791           19,677
                                                       2006      1.000          1.511           19,680

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.064          1.114           21,714
                                                       2006      1.000          1.064           22,042

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.034          1.070          210,903
                                                       2006      1.000          1.034          302,728

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.395          1.427            6,876
                                                       2006      1.000          1.395            6,868

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.482          1.519          142,642
                                                       2006      1.000          1.482          136,292

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.061          1.078               --
                                                       2006      1.000          1.061               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.043          1.084               --
                                                       2006      1.000          1.043               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.050          1.083               --
                                                       2006      1.000          1.050               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.055          1.084               --
                                                       2006      1.000          1.055               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.060          1.084           18,039
                                                       2006      1.000          1.060               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.383          1.419          136,701
                                                       2006      1.000          1.383          151,073

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.100          138,080
                                                       2006      0.996          1.051          120,197

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.069          1.149            8,009
                                                       2006      1.000          1.069            8,009

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.153          1.197               --
                                                       2006      1.000          1.153            5,995

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.073          1.104               --
                                                       2006      1.000          1.073               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.002          1.011               --
                                                       2005      0.989          1.002          127,661
                                                       2004      0.994          0.989           55,015
                                                       2003      1.000          0.994           13,810

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.096          1.159               --
                                                       2005      1.053          1.096           22,371
                                                       2004      0.979          1.053            6,626

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.119          1.141               --
                                                       2006      1.128          1.119           71,175
                                                       2005      1.122          1.128           84,909
                                                       2004      1.047          1.122           82,378
                                                       2003      1.000          1.047           24,970

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.079          1.155          245,441
                                                       2006      1.055          1.079          258,208
                                                       2005      1.046          1.055          288,448
                                                       2004      1.013          1.046          203,667
                                                       2003      1.000          1.013           27,766

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      2.056          2.226               --
                                                       2006      1.635          2.056               --
                                                       2005      1.480          1.635               --
                                                       2004      1.294          1.480               --
                                                       2003      1.000          1.294            2,037

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.163          2.310               --
                                                       2006      1.873          2.163           35,161
                                                       2005      1.777          1.873           31,266
                                                       2004      1.430          1.777           23,791
                                                       2003      1.000          1.430               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.376          1.466               --
                                                       2005      1.286          1.376            2,046
                                                       2004      1.226          1.286            2,050
                                                       2003      1.000          1.226            2,051

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.180          1.258               --
                                                       2005      1.194          1.180           66,715
                                                       2004      1.141          1.194           63,779
                                                       2003      1.000          1.141            1,542

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.650          1.802               --
                                                       2005      1.490          1.650           77,266
                                                       2004      1.300          1.490           81,431
                                                       2003      1.000          1.300            4,508

  Travelers Equity Income Subaccount (7/03)..........  2006      1.375          1.445               --
                                                       2005      1.336          1.375          142,955
                                                       2004      1.235          1.336          149,482
                                                       2003      1.000          1.235            5,428

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.217          1.248               --
                                                       2005      1.205          1.217           20,753
                                                       2004      1.109          1.205           20,766
                                                       2003      1.000          1.109           10,968

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (6/03)........  2006      1.413          1.463               --
                                                       2005      1.362          1.413            2,035
                                                       2004      1.251          1.362            2,040
                                                       2003      1.000          1.251            2,041

  Travelers Large Cap Subaccount (9/03)..............  2006      1.334          1.375               --
                                                       2005      1.247          1.334            6,508
                                                       2004      1.189          1.247            2,620
                                                       2003      1.000          1.189               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.074          1.142               --
                                                       2005      1.020          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.014          1.018               --
                                                       2005      1.000          1.014               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.031          1.068               --
                                                       2005      1.000          1.031               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.033          1.077               --
                                                       2005      1.000          1.033               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.036          1.056               --
                                                       2005      1.000          1.036               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.462          1.553               --
                                                       2005      1.325          1.462            4,073
                                                       2004      1.162          1.325            4,107
                                                       2003      1.000          1.162            2,169

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.462          1.547               --
                                                       2005      1.440          1.462           19,683
                                                       2004      1.282          1.440            2,151
                                                       2003      1.000          1.282               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.253          1.294               --
                                                       2005      1.236          1.253          208,354
                                                       2004      1.126          1.236          131,869
                                                       2003      1.000          1.126           21,411

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.165          1.259               --
                                                       2005      1.112          1.165            2,408
                                                       2004      0.977          1.112               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.556          1.788               --
                                                       2005      1.443          1.556            4,377
                                                       2004      1.266          1.443            2,149
                                                       2003      1.000          1.266               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.361          1.444               --
                                                       2005      1.304          1.361               --
                                                       2004      1.192          1.304               --
                                                       2003      1.000          1.192               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.009          1.062               --
                                                       2005      1.000          1.009               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.108          1.120               --
                                                       2005      1.086          1.108           12,099
                                                       2004      0.979          1.086            4,952

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.033          1.024               --
                                                       2005      1.033          1.033           36,909
                                                       2004      1.015          1.033           36,710
                                                       2003      1.000          1.015           10,399

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.340          1.398               --
                                                       2005      1.334          1.340               --
                                                       2004      1.229          1.334               --
                                                       2003      1.000          1.229               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.021          1.175               --
                                                       2005      1.000          1.021            2,540

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.122               --
                                                       2005      1.000          0.978               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.075          1.037               --
                                                       2005      1.047          1.075               --
                                                       2004      1.008          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.708          1.642           27,833
                                                       2006      1.495          1.708           27,839
                                                       2005      1.458          1.495           21,064
                                                       2004      1.261          1.458           14,305
                                                       2003      1.000          1.261               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.356          1.501               --
                                                       2006      1.290          1.356               --
                                                       2005      1.214          1.290               --
                                                       2004      1.188          1.214               --
                                                       2003      1.000          1.188               --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.65%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.379          1.348              --
                                                       2005      1.221          1.379              --
                                                       2004      1.146          1.221              --
                                                       2003      1.000          1.146              --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.957          2.211              --
                                                       2006      1.652          1.957              --
                                                       2005      1.473          1.652              --
                                                       2004      1.319          1.473              --
                                                       2003      1.000          1.319              --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.726          1.907              --
                                                       2006      1.592          1.726              --
                                                       2005      1.392          1.592              --
                                                       2004      1.258          1.392              --
                                                       2003      1.000          1.258              --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.609          1.662              --
                                                       2006      1.420          1.609              --
                                                       2005      1.364          1.420              --
                                                       2004      1.256          1.364              --
                                                       2003      1.000          1.256              --

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.662          1.644              --
                                                       2005      1.429          1.662              --
                                                       2004      1.216          1.429              --
                                                       2003      1.000          1.216              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.721          2.246              --
                                                       2005      1.633          1.721              --
                                                       2004      1.263          1.633              --
                                                       2003      1.000          1.263              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.423          1.500           4,392
                                                       2006      1.242          1.423           4,345
                                                       2005      1.210          1.242           4,228
                                                       2004      1.171          1.210           3,893
                                                       2003      1.000          1.171              --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.494          1.307              --
                                                       2006      1.463          1.494              --
                                                       2005      1.406          1.463              --
                                                       2004      1.284          1.406              --
                                                       2003      1.000          1.284              --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.313          1.428              --
                                                       2005      1.212          1.313              --
                                                       2004      1.079          1.212              --
                                                       2003      1.000          1.079              --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.310          1.460              --
                                                       2005      1.210          1.310              --
                                                       2004      1.072          1.210              --
                                                       2003      1.000          1.072              --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.765          2.037              --
                                                       2006      1.611          1.765              --
                                                       2005      1.404          1.611              --
                                                       2004      1.239          1.404              --
                                                       2003      1.000          1.239              --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.569          1.647              --
                                                       2006      1.401          1.569              --
                                                       2005      1.180          1.401              --
                                                       2004      1.185          1.180              --
                                                       2003      1.000          1.185              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      2.219          2.518           2,627
                                                       2006      2.007          2.219           2,693
                                                       2005      1.729          2.007           2,755
                                                       2004      1.410          1.729           3,090
                                                       2003      1.000          1.410              --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.454          1.693              --
                                                       2005      1.337          1.454              --
                                                       2004      1.206          1.337              --
                                                       2003      1.000          1.206              --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.864          3.628              --
                                                       2006      2.273          2.864              --
                                                       2005      1.813          2.273              --
                                                       2004      1.478          1.813              --
                                                       2003      1.000          1.478              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.019          2.292              --
                                                       2006      1.690          2.019              --
                                                       2005      1.559          1.690              --
                                                       2004      1.337          1.559              --
                                                       2003      1.213          1.337              --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.622          1.943              --
                                                       2005      1.514          1.622              --
                                                       2004      1.327          1.514              --
                                                       2003      1.000          1.327              --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.059          1.082              --
                                                       2005      1.062          1.059              --
                                                       2004      0.991          1.062              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.234          1.274              --
                                                       2005      1.165          1.234              --
                                                       2004      1.094          1.165              --
                                                       2003      1.000          1.094              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.547          1.852              --
                                                       2006      1.479          1.547              --
                                                       2005      1.338          1.479              --
                                                       2004      1.191          1.338              --
                                                       2003      1.000          1.191              --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.595          1.909              --
                                                       2006      1.504          1.595              --
                                                       2005      1.370          1.504              --
                                                       2004      1.385          1.370              --
                                                       2003      1.000          1.385              --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.552          1.669              --
                                                       2006      1.338          1.552              --
                                                       2005      1.288          1.338              --
                                                       2004      1.253          1.288              --
                                                       2003      1.000          1.253              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.542          1.729              --
                                                       2005      1.507          1.542              --
                                                       2004      1.334          1.507              --
                                                       2003      1.000          1.334              --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.655          1.595              --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.531          1.584              --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.525          1.574              --
                                                       2006      1.347          1.525              --
                                                       2005      1.313          1.347              --
                                                       2004      1.211          1.313              --
                                                       2003      1.000          1.211              --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.725          1.652              --

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.685          1.722              --
                                                       2006      1.449          1.685              --
                                                       2005      1.382          1.449              --
                                                       2004      1.273          1.382              --
                                                       2003      1.000          1.273              --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.419          1.420              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.852          2.004              --
                                                       2006      1.670          1.852              --
                                                       2005      1.618          1.670              --
                                                       2004      1.429          1.618              --
                                                       2003      1.000          1.429              --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.137          1.240              --
                                                       2006      1.074          1.137              --
                                                       2005      1.045          1.074              --
                                                       2004      0.925          1.045              --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.025          1.021              --
                                                       2006      1.001          1.025              --
                                                       2005      0.994          1.001              --
                                                       2004      0.999          0.994              --
                                                       2003      1.000          0.999              --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.659          1.741              --
                                                       2006      1.428          1.659              --
                                                       2005      1.395          1.428              --
                                                       2004      1.310          1.395              --
                                                       2003      1.000          1.310              --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.372          1.429              --
                                                       2006      1.338          1.372              --
                                                       2005      1.293          1.338              --
                                                       2004      1.307          1.293              --
                                                       2003      1.000          1.307              --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.613          1.670              --
                                                       2006      1.476          1.613              --
                                                       2005      1.366          1.476              --
                                                       2004      1.273          1.366              --
                                                       2003      1.000          1.273              --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.475          1.541              --
                                                       2006      1.334          1.475              --
                                                       2005      1.309          1.334              --
                                                       2004      1.228          1.309              --
                                                       2003      1.000          1.228              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.613          1.676              --
                                                       2006      1.398          1.613              --
                                                       2005      1.377          1.398              --
                                                       2004      1.242          1.377              --
                                                       2003      1.000          1.242              --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.803          1.987              --
                                                       2006      1.633          1.803              --
                                                       2005      1.534          1.633              --
                                                       2004      1.257          1.534              --
                                                       2003      1.000          1.257              --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.083          1.118              --
                                                       2005      1.061          1.083              --
                                                       2004      0.999          1.061              --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.710          1.784              --
                                                       2006      1.000          1.710              --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.311          1.325              --
                                                       2006      1.000          1.311              --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.639          1.718              --
                                                       2006      1.000          1.639              --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.704          1.716              --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.195          1.164              --
                                                       2006      1.000          1.195              --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.963          1.915           3,222
                                                       2006      1.000          1.963           3,255

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.685          2.162              --
                                                       2006      1.000          1.685              --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.219          1.080              --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.181          1.235              --
                                                       2006      1.000          1.181              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.314          1.381              --
                                                       2006      1.000          1.314              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.077          1.102              --
                                                       2006      1.000          1.077              --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.072          1.060              --
                                                       2006      1.000          1.072              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.443          1.589              --
                                                       2006      1.000          1.443              --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.165          1.277              --
                                                       2006      1.000          1.165              --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.206          2.316              --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.388          1.470              --
                                                       2006      1.000          1.388              --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.220          1.022              --
                                                       2006      1.000          1.220              --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.142          1.208              --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.548          1.598              --
                                                       2006      1.000          1.548              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.117          1.233              --
                                                       2006      1.000          1.117              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.157          1.214              --
                                                       2006      1.000          1.157              --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.028          0.981              --
                                                       2006      1.000          1.028              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.505          1.783              --
                                                       2006      1.000          1.505              --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.060          1.109              --
                                                       2006      1.000          1.060              --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.030          1.065              --
                                                       2006      1.000          1.030              --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.390          1.421              --
                                                       2006      1.000          1.390              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.477          1.512              --
                                                       2006      1.000          1.477              --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.060          1.077              --
                                                       2006      1.000          1.060              --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.042          1.082              --
                                                       2006      1.000          1.042              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.049          1.081              --
                                                       2006      1.000          1.049              --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.054          1.082              --
                                                       2006      1.000          1.054              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.059          1.082              --
                                                       2006      1.000          1.059              --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.378          1.412           4,587
                                                       2006      1.000          1.378           4,478

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.098              --
                                                       2006      0.996          1.051              --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.068          1.147              --
                                                       2006      1.000          1.068              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.149          1.193              --
                                                       2006      1.000          1.149              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.071          1.100              --
                                                       2006      1.000          1.071              --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.999          1.008              --
                                                       2005      0.987          0.999              --
                                                       2004      0.994          0.987              --
                                                       2003      1.000          0.994              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.095          1.156              --
                                                       2005      1.052          1.095              --
                                                       2004      0.979          1.052              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.115          1.137              --
                                                       2006      1.125          1.115              --
                                                       2005      1.121          1.125              --
                                                       2004      1.046          1.121              --
                                                       2003      1.000          1.046              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.075          1.150              --
                                                       2006      1.053          1.075              --
                                                       2005      1.045          1.053              --
                                                       2004      1.013          1.045              --
                                                       2003      1.000          1.013              --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      2.049          2.218              --
                                                       2006      1.631          2.049              --
                                                       2005      1.478          1.631              --
                                                       2004      1.293          1.478              --
                                                       2003      1.000          1.293              --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.155          2.301              --
                                                       2006      1.868          2.155              --
                                                       2005      1.774          1.868              --
                                                       2004      1.429          1.774              --
                                                       2003      1.000          1.429              --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.373          1.462              --
                                                       2005      1.283          1.373              --
                                                       2004      1.225          1.283              --
                                                       2003      1.000          1.225              --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.177          1.254              --
                                                       2005      1.192          1.177              --
                                                       2004      1.140          1.192              --
                                                       2003      1.000          1.140              --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.645          1.797              --
                                                       2005      1.488          1.645              --
                                                       2004      1.299          1.488              --
                                                       2003      1.000          1.299              --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.371          1.440              --
                                                       2005      1.334          1.371              --
                                                       2004      1.234          1.334              --
                                                       2003      1.000          1.234              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.214          1.244              --
                                                       2005      1.203          1.214              --
                                                       2004      1.108          1.203              --
                                                       2003      1.000          1.108              --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.409          1.459              --
                                                       2005      1.360          1.409              --
                                                       2004      1.251          1.360              --
                                                       2003      1.000          1.251              --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.331          1.371              --
                                                       2005      1.245          1.331              --
                                                       2004      1.188          1.245              --
                                                       2003      1.000          1.188              --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.073          1.141              --
                                                       2005      1.020          1.073              --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.013          1.017              --
                                                       2005      1.000          1.013              --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.030          1.067              --
                                                       2005      1.000          1.030              --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.032          1.076              --
                                                       2005      1.000          1.032              --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.035          1.055              --
                                                       2005      1.000          1.035              --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.458          1.548              --
                                                       2005      1.323          1.458              --
                                                       2004      1.161          1.323              --
                                                       2003      1.000          1.161              --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.458          1.542              --
                                                       2005      1.438          1.458              --
                                                       2004      1.281          1.438              --
                                                       2003      1.000          1.281              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.250          1.290              --
                                                       2005      1.234          1.250           4,201
                                                       2004      1.125          1.234           3,929
                                                       2003      1.000          1.125              --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.163          1.257              --
                                                       2005      1.111          1.163              --
                                                       2004      0.977          1.111              --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.552          1.782              --
                                                       2005      1.441          1.552           3,485
                                                       2004      1.265          1.441           3,601
                                                       2003      1.000          1.265              --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.357          1.440              --
                                                       2005      1.302          1.357              --
                                                       2004      1.191          1.302              --
                                                       2003      1.000          1.191              --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.009          1.061              --
                                                       2005      1.000          1.009              --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.106          1.117              --
                                                       2005      1.085          1.106              --
                                                       2004      0.979          1.085              --

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.031          1.021              --
                                                       2005      1.031          1.031              --
                                                       2004      1.015          1.031              --
                                                       2003      1.000          1.015              --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.336          1.394              --
                                                       2005      1.331          1.336              --
                                                       2004      1.228          1.331              --
                                                       2003      1.000          1.228              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.020          1.174              --
                                                       2005      1.000          1.020              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.121              --
                                                       2005      1.000          0.978              --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.074          1.035              --
                                                       2005      1.046          1.074              --
                                                       2004      1.008          1.046              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.65% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.702          1.635              --
                                                       2006      1.491          1.702              --
                                                       2005      1.456          1.491              --
                                                       2004      1.260          1.456              --
                                                       2003      1.000          1.260              --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.351          1.494              --
                                                       2006      1.286          1.351              --
                                                       2005      1.212          1.286              --
                                                       2004      1.187          1.212              --
                                                       2003      1.000          1.187              --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.266          1.237               --
                                                       2005      1.121          1.266               --
                                                       2004      1.053          1.121               --
                                                       2003      1.025          1.053               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.652          1.865            4,785
                                                       2006      1.395          1.652            4,785
                                                       2005      1.244          1.395            4,785
                                                       2004      1.115          1.244               --
                                                       2003      1.000          1.115               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.489          1.645           11,876
                                                       2006      1.374          1.489           11,876
                                                       2005      1.203          1.374           11,876
                                                       2004      1.088          1.203               --
                                                       2003      1.000          1.088               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.404          1.450           12,416
                                                       2006      1.240          1.404           12,416
                                                       2005      1.191          1.240           12,416
                                                       2004      1.098          1.191               --
                                                       2003      1.000          1.098               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.501          1.485               --
                                                       2005      1.292          1.501               --
                                                       2004      1.099          1.292               --
                                                       2003      1.052          1.099               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.515          1.976               --
                                                       2005      1.438          1.515               --
                                                       2004      1.113          1.438               --
                                                       2003      1.000          1.113               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.320          1.390               --
                                                       2006      1.152          1.320               --
                                                       2005      1.123          1.152               --
                                                       2004      1.087          1.123               --
                                                       2003      1.000          1.087               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.246          1.089               --
                                                       2006      1.221          1.246               --
                                                       2005      1.174          1.221               --
                                                       2004      1.072          1.174               --
                                                       2003      1.000          1.072               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.312          1.426               --
                                                       2005      1.211          1.312               --
                                                       2004      1.079          1.211               --
                                                       2003      1.034          1.079               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.309          1.459               --
                                                       2005      1.209          1.309               --
                                                       2004      1.072          1.209               --
                                                       2003      1.035          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.560          1.799            4,602
                                                       2006      1.424          1.560            4,602
                                                       2005      1.242          1.424            4,602
                                                       2004      1.097          1.242               --
                                                       2003      1.000          1.097               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.430          1.500               --
                                                       2006      1.277          1.430               --
                                                       2005      1.077          1.277               --
                                                       2004      1.081          1.077               --
                                                       2003      1.000          1.081               --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      1.794          2.034               --
                                                       2006      1.624          1.794               --
                                                       2005      1.399          1.624               --
                                                       2004      1.142          1.399               --
                                                       2003      1.000          1.142               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.321          1.538               --
                                                       2005      1.215          1.321            4,852
                                                       2004      1.097          1.215               --
                                                       2003      1.000          1.097               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.309          2.924               --
                                                       2006      1.834          2.309               --
                                                       2005      1.464          1.834               --
                                                       2004      1.194          1.464               --
                                                       2003      1.000          1.194               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.678          1.904               --
                                                       2006      1.405          1.678               --
                                                       2005      1.297          1.405               --
                                                       2004      1.113          1.297               --
                                                       2003      1.000          1.113               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.357          1.625               --
                                                       2005      1.268          1.357            4,698
                                                       2004      1.111          1.268               --
                                                       2003      1.000          1.111               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081               --
                                                       2005      1.062          1.058               --
                                                       2004      0.991          1.062               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.194          1.233               --
                                                       2005      1.128          1.194               --
                                                       2004      1.059          1.128               --
                                                       2003      1.000          1.059               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.368          1.636               --
                                                       2006      1.308          1.368               --
                                                       2005      1.184          1.308               --
                                                       2004      1.055          1.184               --
                                                       2003      1.038          1.055               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.246          1.491               --
                                                       2006      1.176          1.246               --
                                                       2005      1.072          1.176               --
                                                       2004      1.084          1.072               --
                                                       2003      1.049          1.084               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.368          1.471               --
                                                       2006      1.180          1.368               --
                                                       2005      1.137          1.180               --
                                                       2004      1.106          1.137               --
                                                       2003      1.000          1.106               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.273          1.427               --
                                                       2005      1.245          1.273               --
                                                       2004      1.102          1.245               --
                                                       2003      1.003          1.102               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.400          1.349               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.354          1.401               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.376          1.419               --
                                                       2006      1.215          1.376               --
                                                       2005      1.186          1.215               --
                                                       2004      1.094          1.186               --
                                                       2003      1.000          1.094               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.460          1.397               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.477          1.508               --
                                                       2006      1.270          1.477               --
                                                       2005      1.212          1.270               --
                                                       2004      1.117          1.212               --
                                                       2003      1.000          1.117               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.191          1.192               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.442          1.559               --
                                                       2006      1.301          1.442               --
                                                       2005      1.261          1.301               --
                                                       2004      1.114          1.261               --
                                                       2003      1.000          1.114               --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.136          1.238               --
                                                       2006      1.073          1.136               --
                                                       2005      1.045          1.073               --
                                                       2004      0.925          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.023          1.019               --
                                                       2006      0.999          1.023               --
                                                       2005      0.993          0.999               --
                                                       2004      0.998          0.993               --
                                                       2003      0.998          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.404          1.473               --
                                                       2006      1.209          1.404               --
                                                       2005      1.182          1.209               --
                                                       2004      1.110          1.182               --
                                                       2003      1.000          1.110               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.152          1.200               --
                                                       2006      1.124          1.152               --
                                                       2005      1.087          1.124               --
                                                       2004      1.100          1.087               --
                                                       2003      0.983          1.100               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.365          1.413               --
                                                       2006      1.250          1.365               --
                                                       2005      1.157          1.250               --
                                                       2004      1.079          1.157               --
                                                       2003      1.000          1.079               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.305          1.363               --
                                                       2006      1.181          1.305               --
                                                       2005      1.159          1.181               --
                                                       2004      1.088          1.159               --
                                                       2003      1.000          1.088               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.438          1.494               --
                                                       2006      1.247          1.438               --
                                                       2005      1.229          1.247               --
                                                       2004      1.109          1.229               --
                                                       2003      1.000          1.109               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.581          1.742               --
                                                       2006      1.433          1.581               --
                                                       2005      1.347          1.433               --
                                                       2004      1.104          1.347               --
                                                       2003      1.000          1.104               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.082          1.116               --
                                                       2005      1.060          1.082               --
                                                       2004      0.999          1.060               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.448          1.510               --
                                                       2006      1.000          1.448               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.245          1.258               --
                                                       2006      1.000          1.245               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.493          1.565               --
                                                       2006      1.000          1.493               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.552          1.563               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.194          1.162               --
                                                       2006      1.000          1.194               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.750          1.706               --
                                                       2006      1.000          1.750               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.521          1.951               --
                                                       2006      1.000          1.521               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.218          1.078               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.179          1.233               --
                                                       2006      1.000          1.179               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.237          1.300               --
                                                       2006      1.000          1.237               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.077          1.101            6,850
                                                       2006      1.000          1.077            6,850

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.071          1.059               --
                                                       2006      1.000          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.272          1.399               --
                                                       2006      1.000          1.272               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.164          1.275               --
                                                       2006      1.000          1.164               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.929          2.025               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.387          1.467               --
                                                       2006      1.000          1.387               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.219          1.021               --
                                                       2006      1.000          1.219               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.122          1.188            5,498

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.420          1.466               --
                                                       2006      1.000          1.420               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.116          1.232               --
                                                       2006      1.000          1.116               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.155          1.211               --
                                                       2006      1.000          1.155               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.028          0.980               --
                                                       2006      1.000          1.028               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.243          1.471               --
                                                       2006      1.000          1.243               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.058          1.106               --
                                                       2006      1.000          1.058               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.066               --
                                                       2006      1.000          1.032               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.263          1.290               --
                                                       2006      1.000          1.263               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.317          1.347               --
                                                       2006      1.000          1.317               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.060          1.076               --
                                                       2006      1.000          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.042          1.081               --
                                                       2006      1.000          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.049          1.080               --
                                                       2006      1.000          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.054          1.081               --
                                                       2006      1.000          1.054               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.059          1.081               --
                                                       2006      1.000          1.059               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.297          1.329               --
                                                       2006      1.000          1.297               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.097            6,953
                                                       2006      0.996          1.050            6,953

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.068          1.146               --
                                                       2006      1.000          1.068               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.148          1.191               --
                                                       2006      1.000          1.148               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.069          1.098               --
                                                       2006      1.000          1.069               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.002          1.010               --
                                                       2005      0.990          1.002               --
                                                       2004      0.997          0.990               --
                                                       2003      1.000          0.997               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.094          1.155               --
                                                       2005      1.052          1.094               --
                                                       2004      0.979          1.052               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.096          1.118               --
                                                       2006      1.107          1.096            5,498
                                                       2005      1.103          1.107            5,498
                                                       2004      1.030          1.103               --
                                                       2003      0.997          1.030               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.073          1.147               --
                                                       2006      1.051          1.073               --
                                                       2005      1.044          1.051               --
                                                       2004      1.012          1.044               --
                                                       2003      1.000          1.012               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      1.792          1.940               --
                                                       2006      1.427          1.792               --
                                                       2005      1.294          1.427               --
                                                       2004      1.133          1.294               --
                                                       2003      1.000          1.133               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.736          1.853               --
                                                       2006      1.505          1.736               --
                                                       2005      1.431          1.505               --
                                                       2004      1.153          1.431               --
                                                       2003      1.000          1.153               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.210          1.288               --
                                                       2005      1.132          1.210               --
                                                       2004      1.081          1.132               --
                                                       2003      1.056          1.081               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.109          1.181               --
                                                       2005      1.124          1.109               --
                                                       2004      1.075          1.124               --
                                                       2003      1.000          1.075               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.394          1.522               --
                                                       2005      1.261          1.394               --
                                                       2004      1.102          1.261               --
                                                       2003      1.000          1.102               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.223          1.284               --
                                                       2005      1.191          1.223               --
                                                       2004      1.102          1.191               --
                                                       2003      1.000          1.102               --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.154          1.182               --
                                                       2005      1.144          1.154               --
                                                       2004      1.054          1.144               --
                                                       2003      1.000          1.054               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.271          1.316               --
                                                       2005      1.227          1.271               --
                                                       2004      1.129          1.227               --
                                                       2003      1.000          1.129               --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.210          1.247               --
                                                       2005      1.133          1.210               --
                                                       2004      1.081          1.133               --
                                                       2003      1.000          1.081               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.073          1.140               --
                                                       2005      1.020          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.013          1.017               --
                                                       2005      1.000          1.013               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.030          1.066               --
                                                       2005      1.000          1.030               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.032          1.076               --
                                                       2005      1.000          1.032               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.035          1.055               --
                                                       2005      1.000          1.035               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.329          1.411               --
                                                       2005      1.207          1.329               --
                                                       2004      1.059          1.207               --
                                                       2003      1.000          1.059               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.205          1.274               --
                                                       2005      1.189          1.205               --
                                                       2004      1.060          1.189               --
                                                       2003      1.000          1.060               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.177          1.215               --
                                                       2005      1.163          1.177               --
                                                       2004      1.061          1.163               --
                                                       2003      1.000          1.061               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.162          1.256               --
                                                       2005      1.111          1.162               --
                                                       2004      0.977          1.111               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.384          1.589               --
                                                       2005      1.286          1.384               --
                                                       2004      1.130          1.286               --
                                                       2003      1.000          1.130               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.246          1.322               --
                                                       2005      1.196          1.246               --
                                                       2004      1.094          1.196               --
                                                       2003      1.000          1.094               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.009          1.061               --
                                                       2005      1.000          1.009               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.106          1.116               --
                                                       2005      1.085          1.106               --
                                                       2004      0.979          1.085               --

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.029          1.019               --
                                                       2005      1.030          1.029               --
                                                       2004      1.014          1.030               --
                                                       2003      1.000          1.014               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.162          1.213               --
                                                       2005      1.159          1.162               --
                                                       2004      1.069          1.159               --
                                                       2003      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.020          1.174               --
                                                       2005      1.000          1.020               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.978          1.121               --
                                                       2005      1.000          0.978               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.073          1.034               --
                                                       2005      1.046          1.073               --
                                                       2004      1.008          1.046               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.491          1.432               --
                                                       2006      1.307          1.491               --
                                                       2005      1.277          1.307               --
                                                       2004      1.106          1.277               --
                                                       2003      1.000          1.106               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.229          1.359               --
                                                       2006      1.171          1.229               --
                                                       2005      1.104          1.171               --
                                                       2004      1.090          1.104               --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.376          1.343               --
                                                       2005      1.219          1.376               --
                                                       2004      1.145          1.219               --
                                                       2003      1.000          1.145               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.950          2.201              621
                                                       2006      1.648          1.950              642
                                                       2005      1.470          1.648              119
                                                       2004      1.318          1.470               --
                                                       2003      1.000          1.318               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.719          1.898               --
                                                       2006      1.587          1.719               --
                                                       2005      1.390          1.587               --
                                                       2004      1.258          1.390               --
                                                       2003      1.000          1.258               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.603          1.654           58,763
                                                       2006      1.416          1.603           58,763
                                                       2005      1.361          1.416           58,763
                                                       2004      1.255          1.361           58,763
                                                       2003      1.000          1.255               --

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.658          1.639               --
                                                       2005      1.427          1.658              230
                                                       2004      1.215          1.427               --
                                                       2003      1.000          1.215               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.717          2.237               --
                                                       2005      1.630          1.717               --
                                                       2004      1.263          1.630               --
                                                       2003      1.000          1.263               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.418          1.492               --
                                                       2006      1.239          1.418               --
                                                       2005      1.208          1.239               --
                                                       2004      1.170          1.208               --
                                                       2003      1.000          1.170               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.488          1.300            1,042
                                                       2006      1.459          1.488              833
                                                       2005      1.404          1.459              130
                                                       2004      1.283          1.404               --
                                                       2003      1.000          1.283               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.310          1.424               --
                                                       2005      1.210          1.310               --
                                                       2004      1.078          1.210               --
                                                       2003      1.000          1.078               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.308          1.457               --
                                                       2005      1.208          1.308               --
                                                       2004      1.072          1.208               --
                                                       2003      1.000          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.759          2.027            1,738
                                                       2006      1.606          1.759            1,739
                                                       2005      1.401          1.606            1,741
                                                       2004      1.238          1.401            1,744
                                                       2003      1.000          1.238               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.563          1.639               --
                                                       2006      1.397          1.563               --
                                                       2005      1.178          1.397               --
                                                       2004      1.184          1.178               --
                                                       2003      1.000          1.184               --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      2.211          2.506            3,335
                                                       2006      2.002          2.211            3,364
                                                       2005      1.726          2.002            2,457
                                                       2004      1.409          1.726            2,264
                                                       2003      1.000          1.409               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.450          1.687               --
                                                       2005      1.334          1.450           57,728
                                                       2004      1.206          1.334               --
                                                       2003      1.000          1.206               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.854          3.611            1,776
                                                       2006      2.267          2.854            1,866
                                                       2005      1.810          2.267            1,497
                                                       2004      1.477          1.810            1,411
                                                       2003      1.000          1.477               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.011          2.282           27,954
                                                       2006      1.685          2.011           29,061
                                                       2005      1.557          1.685           10,361
                                                       2004      1.336          1.557           11,039
                                                       2003      1.213          1.336               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.617          1.936               --
                                                       2005      1.512          1.617               --
                                                       2004      1.326          1.512               --
                                                       2003      1.000          1.326               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080               --
                                                       2005      1.062          1.057               --
                                                       2004      0.991          1.062               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.231          1.271               --
                                                       2005      1.163          1.231               --
                                                       2004      1.093          1.163               --
                                                       2003      1.000          1.093               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.541          1.843               --
                                                       2006      1.475          1.541               --
                                                       2005      1.336          1.475               --
                                                       2004      1.190          1.336               --
                                                       2003      1.000          1.190               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.589          1.900               --
                                                       2006      1.500          1.589               --
                                                       2005      1.368          1.500               --
                                                       2004      1.384          1.368               --
                                                       2003      1.000          1.384               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.546          1.662               --
                                                       2006      1.334          1.546               --
                                                       2005      1.286          1.334               --
                                                       2004      1.252          1.286               --
                                                       2003      1.000          1.252               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.538          1.723               --
                                                       2005      1.505          1.538               --
                                                       2004      1.333          1.505               --
                                                       2003      1.000          1.333               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.648          1.587               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.525          1.577               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.520          1.567               --
                                                       2006      1.343          1.520               --
                                                       2005      1.311          1.343               --
                                                       2004      1.210          1.311               --
                                                       2003      1.000          1.210               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644            3,205

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.679          1.714               --
                                                       2006      1.445          1.679               --
                                                       2005      1.380          1.445               --
                                                       2004      1.272          1.380               --
                                                       2003      1.000          1.272               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.413          1.413            3,281

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.845          1.995               --
                                                       2006      1.665          1.845               --
                                                       2005      1.615          1.665               --
                                                       2004      1.428          1.615               --
                                                       2003      1.000          1.428               --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.134          1.236               --
                                                       2006      1.072          1.134               --
                                                       2005      1.045          1.072               --
                                                       2004      0.925          1.045               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.021          1.017               --
                                                       2006      0.998          1.021               --
                                                       2005      0.992          0.998               --
                                                       2004      0.998          0.992               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.653          1.734               --
                                                       2006      1.424          1.653            3,208
                                                       2005      1.393          1.424            3,212
                                                       2004      1.309          1.393            3,216
                                                       2003      1.000          1.309               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.367          1.423               --
                                                       2006      1.334          1.367            3,285
                                                       2005      1.290          1.334            3,288
                                                       2004      1.306          1.290            3,293
                                                       2003      1.000          1.306               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.607          1.663               --
                                                       2006      1.472          1.607               --
                                                       2005      1.364          1.472               --
                                                       2004      1.272          1.364               --
                                                       2003      1.000          1.272               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.470          1.535               --
                                                       2006      1.331          1.470               --
                                                       2005      1.307          1.331               --
                                                       2004      1.227          1.307               --
                                                       2003      1.000          1.227               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.607          1.669               --
                                                       2006      1.394          1.607            1,544
                                                       2005      1.374          1.394              275
                                                       2004      1.242          1.374               --
                                                       2003      1.000          1.242               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.797          1.979               --
                                                       2006      1.629          1.797               --
                                                       2005      1.532          1.629               --
                                                       2004      1.257          1.532               --
                                                       2003      1.000          1.257               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.081          1.115               --
                                                       2005      1.060          1.081           73,056
                                                       2004      0.999          1.060               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.704          1.776               --
                                                       2006      1.000          1.704               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.306          1.319            2,944
                                                       2006      1.000          1.306            2,947

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.633          1.711               --
                                                       2006      1.000          1.633               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.697          1.708               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.193          1.161               --
                                                       2006      1.000          1.193               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.956          1.906               --
                                                       2006      1.000          1.956               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.679          2.152            1,313
                                                       2006      1.000          1.679            1,462

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.217          1.077               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.178          1.231           73,056
                                                       2006      1.000          1.178           73,056

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.309          1.374               --
                                                       2006      1.000          1.309               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.077          1.100           91,929
                                                       2006      1.000          1.077           89,426

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.071          1.058               --
                                                       2006      1.000          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.438          1.581               --
                                                       2006      1.000          1.438               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.163          1.274               --
                                                       2006      1.000          1.163               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.197          2.305               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.385          1.465               --
                                                       2006      1.000          1.385               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.219          1.020               --
                                                       2006      1.000          1.219               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.137          1.203               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.542          1.591               --
                                                       2006      1.000          1.542               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.115          1.231               --
                                                       2006      1.000          1.115               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.154          1.209               --
                                                       2006      1.000          1.154               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.028          0.979               --
                                                       2006      1.000          1.028               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.500          1.774               --
                                                       2006      1.000          1.500               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.056          1.103           74,905
                                                       2006      1.000          1.056           74,905

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.060           43,594
                                                       2006      1.000          1.026           17,507

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.384          1.414               --
                                                       2006      1.000          1.384               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.471          1.505           58,213
                                                       2006      1.000          1.471           58,213

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.059          1.075               --
                                                       2006      1.000          1.059               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.042          1.080               --
                                                       2006      1.000          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.048          1.079               --
                                                       2006      1.000          1.048               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.053          1.080               --
                                                       2006      1.000          1.053               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.058          1.080               --
                                                       2006      1.000          1.058               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.373          1.406            1,895
                                                       2006      1.000          1.373            1,897

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.096               --
                                                       2006      0.996          1.050               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.068          1.145               --
                                                       2006      1.000          1.068               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.146          1.189               --
                                                       2006      1.000          1.146               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.068          1.096               --
                                                       2006      1.000          1.068               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.997          1.005               --
                                                       2005      0.986          0.997           18,645
                                                       2004      0.993          0.986           19,865
                                                       2003      1.000          0.993               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.093          1.154               --
                                                       2005      1.052          1.093               --
                                                       2004      0.979          1.052               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.111          1.132               --
                                                       2006      1.122          1.111               --
                                                       2005      1.119          1.122               --
                                                       2004      1.045          1.119               --
                                                       2003      1.000          1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.071          1.145          210,920
                                                       2006      1.050          1.071          219,980
                                                       2005      1.043          1.050          229,405
                                                       2004      1.012          1.043          239,136
                                                       2003      1.000          1.012          248,715

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      2.041          2.209               --
                                                       2006      1.626          2.041               --
                                                       2005      1.475          1.626               --
                                                       2004      1.292          1.475               --
                                                       2003      1.000          1.292               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.147          2.292               --
                                                       2006      1.863          2.147               --
                                                       2005      1.771          1.863               --
                                                       2004      1.428          1.771               --
                                                       2003      1.000          1.428               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.369          1.457               --
                                                       2005      1.281          1.369               --
                                                       2004      1.224          1.281               --
                                                       2003      1.000          1.224               --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.174          1.250               --
                                                       2005      1.190          1.174               --
                                                       2004      1.139          1.190               --
                                                       2003      1.000          1.139               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.641          1.791               --
                                                       2005      1.485          1.641               --
                                                       2004      1.298          1.485               --
                                                       2003      1.000          1.298               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.367          1.436               --
                                                       2005      1.332          1.367           58,213
                                                       2004      1.233          1.332               --
                                                       2003      1.000          1.233               --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.210          1.241               --
                                                       2005      1.201          1.210            2,951
                                                       2004      1.107          1.201            2,954
                                                       2003      1.000          1.107               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.405          1.454               --
                                                       2005      1.358          1.405               --
                                                       2004      1.250          1.358               --
                                                       2003      1.000          1.250               --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.327          1.367               --
                                                       2005      1.243          1.327               --
                                                       2004      1.187          1.243               --
                                                       2003      1.000          1.187               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.072          1.140               --
                                                       2005      1.020          1.072               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.013          1.016               --
                                                       2005      1.000          1.013               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.030          1.066               --
                                                       2005      1.000          1.030               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.032          1.076               --
                                                       2005      1.000          1.032               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.035          1.054               --
                                                       2005      1.000          1.035               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.454          1.544               --
                                                       2005      1.321          1.454               --
                                                       2004      1.160          1.321               --
                                                       2003      1.000          1.160               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.454          1.538               --
                                                       2005      1.436          1.454               --
                                                       2004      1.280          1.436               --
                                                       2003      1.000          1.280               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.246          1.286               --
                                                       2005      1.232          1.246            1,899
                                                       2004      1.125          1.232            1,901
                                                       2003      1.000          1.125               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.161          1.254               --
                                                       2005      1.110          1.161               --
                                                       2004      0.977          1.110               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.548          1.777               --
                                                       2005      1.438          1.548               --
                                                       2004      1.265          1.438               --
                                                       2003      1.000          1.265               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.354          1.435               --
                                                       2005      1.300          1.354               --
                                                       2004      1.190          1.300               --
                                                       2003      1.000          1.190               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.061               --
                                                       2005      1.000          1.008               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.105          1.115               --
                                                       2005      1.084          1.105               --
                                                       2004      0.979          1.084               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.028          1.018               --
                                                       2005      1.029          1.028           74,905
                                                       2004      1.014          1.029               --
                                                       2003      1.000          1.014               --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.333          1.390               --
                                                       2005      1.329          1.333               --
                                                       2004      1.227          1.329               --
                                                       2003      1.000          1.227               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.020          1.173               --
                                                       2005      1.000          1.020               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.121               --
                                                       2005      1.000          0.977               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.072          1.033               --
                                                       2005      1.045          1.072               --
                                                       2004      1.007          1.045               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.696          1.627              834
                                                       2006      1.487          1.696              732
                                                       2005      1.453          1.487              129
                                                       2004      1.259          1.453               --
                                                       2003      1.000          1.259               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.346          1.487               --
                                                       2006      1.283          1.346               --
                                                       2005      1.210          1.283               --
                                                       2004      1.186          1.210               --
                                                       2003      1.000          1.186               --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.80%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.160          1.132              --
                                                       2005      1.000          1.160              --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.326          1.496              --
                                                       2006      1.121          1.326              --
                                                       2005      1.000          1.121              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.242          1.371           2,181
                                                       2006      1.148          1.242           2,323
                                                       2005      1.000          1.148           1,179

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.180          1.218              --
                                                       2006      1.043          1.180              --
                                                       2005      1.000          1.043              --

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.170          1.157              --
                                                       2005      1.000          1.170              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.088          1.417              --
                                                       2005      1.000          1.088              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.156          1.216              --
                                                       2006      1.010          1.156              --
                                                       2005      1.000          1.010              --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.082          0.945              --
                                                       2006      1.062          1.082              --
                                                       2005      1.000          1.062              --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.081          1.175              --
                                                       2005      1.000          1.081              --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.107          1.233              --
                                                       2005      1.000          1.107              --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.242          1.431              --
                                                       2006      1.135          1.242              --
                                                       2005      1.000          1.135              --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.321          1.384              --
                                                       2006      1.181          1.321              --
                                                       2005      1.000          1.181              --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      1.261          1.429              --
                                                       2006      1.143          1.261              --
                                                       2005      1.000          1.143              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.084          1.260              --
                                                       2005      1.000          1.084              --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.525          1.929              --
                                                       2006      1.212          1.525              --
                                                       2005      1.000          1.212              --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.283          1.455             864
                                                       2006      1.076          1.283             924
                                                       2005      1.000          1.076             251

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.066          1.275              --
                                                       2005      1.000          1.066              --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      0.990          1.012              --
                                                       2005      1.000          0.990              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.062          1.097              --
                                                       2005      1.000          1.062              --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.185          1.416              --
                                                       2006      1.135          1.185              --
                                                       2005      1.000          1.135              --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.193          1.426              --
                                                       2006      1.127          1.193              --
                                                       2005      1.000          1.127              --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.209          1.299              --
                                                       2006      1.044          1.209              --
                                                       2005      1.000          1.044              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.033          1.157              --
                                                       2005      1.000          1.033              --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.223          1.178              --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.180          1.220              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.164          1.200           1,003
                                                       2006      1.030          1.164             992
                                                       2005      1.000          1.030           6,709

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.250          1.196              --

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.219          1.244              --
                                                       2006      1.049          1.219              --
                                                       2005      1.000          1.049              --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.120          1.120              --

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.195          1.291              --
                                                       2006      1.079          1.195              --
                                                       2005      1.000          1.079              --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.108          1.207              --
                                                       2006      1.047          1.108              --
                                                       2005      1.000          1.047              --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.027          1.023              --
                                                       2006      1.005          1.027              --
                                                       2005      1.000          1.005              --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.203          1.262              --
                                                       2006      1.037          1.203              --
                                                       2005      1.000          1.037              --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.083          1.128              --
                                                       2006      1.058          1.083              --
                                                       2005      1.000          1.058              --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.193          1.234              --
                                                       2006      1.094          1.193              --
                                                       2005      1.000          1.094              --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.138          1.188              --
                                                       2006      1.031          1.138              --
                                                       2005      1.000          1.031              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.184          1.229              --
                                                       2006      1.028          1.184              --
                                                       2005      1.000          1.028           6,325

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.188          1.308              --
                                                       2006      1.077          1.188           1,483
                                                       2005      1.000          1.077             989

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.021          1.053              --
                                                       2005      1.000          1.021              --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.139          1.186              --
                                                       2006      1.000          1.139              --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.080          1.090              --
                                                       2006      1.000          1.080              --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.227          1.286              --
                                                       2006      1.000          1.227              --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.275          1.283              --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.192          1.160              --
                                                       2006      1.000          1.192              --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.354          1.318              --
                                                       2006      1.000          1.354              --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.185          1.518              --
                                                       2006      1.000          1.185              --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.216          1.076              --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.111          1.160              --
                                                       2006      1.000          1.111              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.116          1.171              --
                                                       2006      1.000          1.116              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.076          1.099              --
                                                       2006      1.000          1.076              --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.071          1.058           1,647
                                                       2006      1.000          1.071              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.138          1.250              --
                                                       2006      1.000          1.138              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.163          1.272              --
                                                       2006      1.000          1.163              --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.485          1.557              --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.238          1.308              --
                                                       2006      1.000          1.238              --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.218          1.020              --
                                                       2006      1.000          1.218              --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.006          1.064              --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.193          1.230              --
                                                       2006      1.000          1.193              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.115          1.230              --
                                                       2006      1.000          1.115              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.054          1.104              --
                                                       2006      1.000          1.054              --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.027          0.979           1,806
                                                       2006      1.000          1.027              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.082          1.279              --
                                                       2006      1.000          1.082              --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.020          1.065              --
                                                       2006      1.000          1.020              --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.040          1.073              --
                                                       2006      1.000          1.040              --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.124          1.148              --
                                                       2006      1.000          1.124              --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.110          1.135              --
                                                       2006      1.000          1.110              --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.059          1.074              --
                                                       2006      1.000          1.059              --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.041          1.080              --
                                                       2006      1.000          1.041              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.048          1.079              --
                                                       2006      1.000          1.048              --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.053          1.079              --
                                                       2006      1.000          1.053              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.058          1.079              --
                                                       2006      1.000          1.058              --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.115          1.141           1,597
                                                       2006      1.000          1.115           1,550

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.096              --
                                                       2006      0.996          1.050              --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.067          1.144              --
                                                       2006      1.000          1.067              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.074          1.114              --
                                                       2006      1.000          1.074              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      0.997          1.023              --
                                                       2006      1.000          0.997              --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.010          1.019              --
                                                       2005      1.000          1.010              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.044          1.103              --
                                                       2005      1.000          1.044              --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      0.983          1.002              --
                                                       2006      0.993          0.983              --
                                                       2005      1.000          0.993              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.022          1.092              --
                                                       2006      1.002          1.022              --
                                                       2005      1.000          1.002              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      1.380          1.493              --
                                                       2006      1.100          1.380              --
                                                       2005      1.000          1.100              --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.218          1.300              --
                                                       2006      1.057          1.218           1,417
                                                       2005      1.000          1.057             753

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.084          1.153              --
                                                       2005      1.000          1.084              --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.001          1.066              --
                                                       2005      1.000          1.001              --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.097          1.198              --
                                                       2005      1.000          1.097              --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.032          1.084              --
                                                       2005      1.000          1.032              --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.001          1.026              --
                                                       2005      1.000          1.001              --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.034          1.070              --
                                                       2005      1.000          1.034              --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.078          1.111              --
                                                       2005      1.000          1.078              --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.072          1.139              --
                                                       2005      1.020          1.072          12,258

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.013          1.016              --
                                                       2005      1.000          1.013              --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.030          1.066              --
                                                       2005      1.000          1.030              --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.032          1.075              --
                                                       2005      1.000          1.032              --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.034          1.054              --
                                                       2005      1.000          1.034              --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.093          1.160              --
                                                       2005      1.000          1.093              --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.049          1.109              --
                                                       2005      1.000          1.049              --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.012          1.044              --
                                                       2005      1.000          1.012             781

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.039          1.122              --
                                                       2005      1.000          1.039              --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.072          1.230              --
                                                       2005      1.000          1.072              --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.048          1.111              --
                                                       2005      1.000          1.048              --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.060              --
                                                       2005      1.000          1.008              --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.010          1.019              --
                                                       2005      1.000          1.010              --

  Travelers Quality Bond Subaccount (8/03)...........  2006      0.993          0.983              --
                                                       2005      1.000          0.993              --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.047          1.092              --
                                                       2005      1.000          1.047              --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.020          1.173              --
                                                       2005      1.000          1.020              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.120              --
                                                       2005      1.000          0.977              --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.001          0.964              --
                                                       2005      1.000          1.001              --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.177          1.129           1,038
                                                       2006      1.032          1.177             982
                                                       2005      1.000          1.032             517

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.80% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.128          1.245              --
                                                       2006      1.075          1.128              --
                                                       2005      1.000          1.075              --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.372          1.338                --
                                                       2005      1.217          1.372            21,531
                                                       2004      1.144          1.217            21,531
                                                       2003      1.000          1.144            21,531

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.943          2.191           189,451
                                                       2006      1.644          1.943           221,402
                                                       2005      1.468          1.644           203,231
                                                       2004      1.317          1.468           149,448
                                                       2003      1.000          1.317                --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.713          1.889         1,035,305
                                                       2006      1.583          1.713         1,143,616
                                                       2005      1.388          1.583         1,142,869
                                                       2004      1.257          1.388           906,086
                                                       2003      1.000          1.257            53,198

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.597          1.646         1,111,600
                                                       2006      1.412          1.597         1,229,681
                                                       2005      1.359          1.412         1,273,647
                                                       2004      1.254          1.359           946,118
                                                       2003      1.000          1.254            49,264

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.653          1.634                --
                                                       2005      1.425          1.653            40,076
                                                       2004      1.214          1.425            25,833
                                                       2003      1.000          1.214                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.712          2.229                --
                                                       2005      1.627          1.712           212,500
                                                       2004      1.262          1.627           172,018
                                                       2003      1.000          1.262            45,052

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.413          1.486            24,300
                                                       2006      1.235          1.413            24,322
                                                       2005      1.206          1.235            23,679
                                                       2004      1.169          1.206            22,394
                                                       2003      1.000          1.169            21,793

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.483          1.294           153,358
                                                       2006      1.455          1.483           153,319
                                                       2005      1.401          1.455           152,580
                                                       2004      1.282          1.401           109,418
                                                       2003      1.000          1.282            38,167

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.308          1.421                --
                                                       2005      1.209          1.308           171,237
                                                       2004      1.078          1.209            94,261
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.453                --
                                                       2005      1.207          1.305           121,514
                                                       2004      1.072          1.207           107,614
                                                       2003      1.000          1.072                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.752          2.018           175,597
                                                       2006      1.602          1.752           190,461
                                                       2005      1.399          1.602           161,829
                                                       2004      1.237          1.399           115,023
                                                       2003      1.000          1.237             1,947

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.557          1.631             2,824
                                                       2006      1.394          1.557                --
                                                       2005      1.176          1.394                --
                                                       2004      1.183          1.176                --
                                                       2003      1.000          1.183                --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      2.203          2.494           179,228
                                                       2006      1.997          2.203           198,821
                                                       2005      1.723          1.997           228,557
                                                       2004      1.408          1.723           161,983
                                                       2003      1.000          1.408            18,696

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.446          1.680                --
                                                       2005      1.332          1.446           226,330
                                                       2004      1.205          1.332           156,958
                                                       2003      1.000          1.205            11,224

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.843          3.594            40,616
                                                       2006      2.261          2.843            39,584
                                                       2005      1.807          2.261            36,919
                                                       2004      1.476          1.807            30,080
                                                       2003      1.000          1.476             2,147

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.004          2.271            78,110
                                                       2006      1.681          2.004            81,586
                                                       2005      1.554          1.681            77,833
                                                       2004      1.335          1.554            31,291
                                                       2003      1.213          1.335                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.613          1.929                --
                                                       2005      1.509          1.613           232,706
                                                       2004      1.325          1.509           139,778
                                                       2003      1.000          1.325             7,958

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.055          1.078                --
                                                       2005      1.061          1.055           190,411
                                                       2004      0.991          1.061           170,089

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.227          1.267                --
                                                       2005      1.161          1.227             5,484
                                                       2004      1.092          1.161             5,484
                                                       2003      1.000          1.092                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.535          1.834                --
                                                       2006      1.471          1.535                --
                                                       2005      1.334          1.471                --
                                                       2004      1.190          1.334                --
                                                       2003      1.000          1.190                --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.583          1.891             6,694
                                                       2006      1.496          1.583             4,106
                                                       2005      1.366          1.496             4,282
                                                       2004      1.383          1.366             4,212
                                                       2003      1.000          1.383                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.541          1.654            13,773
                                                       2006      1.331          1.541            14,793
                                                       2005      1.284          1.331            14,000
                                                       2004      1.251          1.284            13,137
                                                       2003      1.000          1.251             4,709

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.533          1.717                --
                                                       2005      1.502          1.533            38,722
                                                       2004      1.332          1.502            17,540
                                                       2003      1.000          1.332                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.641          1.580           157,063

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.519          1.569                --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.514          1.559           303,466
                                                       2006      1.340          1.514           319,373
                                                       2005      1.309          1.340           328,028
                                                       2004      1.210          1.309           335,639
                                                       2003      1.000          1.210           132,206

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.712          1.636           122,206

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.673          1.706           136,264
                                                       2006      1.441          1.673           159,022
                                                       2005      1.378          1.441           168,014
                                                       2004      1.272          1.378           161,246
                                                       2003      1.000          1.272            72,552

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.407          1.407            84,731

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.839          1.985           134,812
                                                       2006      1.661          1.839           137,060
                                                       2005      1.613          1.661           140,022
                                                       2004      1.427          1.613           100,647
                                                       2003      1.000          1.427            42,389

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.131          1.231                --
                                                       2006      1.070          1.131                --
                                                       2005      1.044          1.070                --
                                                       2004      0.924          1.044                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.018          1.013             5,099
                                                       2006      0.996          1.018             5,078
                                                       2005      0.991          0.996             5,058
                                                       2004      0.998          0.991             4,481
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.647          1.727                --
                                                       2006      1.421          1.647           124,578
                                                       2005      1.391          1.421           127,836
                                                       2004      1.308          1.391           125,494
                                                       2003      1.000          1.308            18,909

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.362          1.417                --
                                                       2006      1.331          1.362            82,732
                                                       2005      1.288          1.331            81,904
                                                       2004      1.306          1.288            34,345
                                                       2003      1.000          1.306             7,268

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.601          1.656                --
                                                       2006      1.469          1.601           162,013
                                                       2005      1.361          1.469           159,806
                                                       2004      1.271          1.361           118,346
                                                       2003      1.000          1.271            28,519

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.465          1.529                --
                                                       2006      1.327          1.465                --
                                                       2005      1.305          1.327                --
                                                       2004      1.226          1.305                --
                                                       2003      1.000          1.226                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.601          1.663                --
                                                       2006      1.391          1.601           253,456
                                                       2005      1.372          1.391           259,387
                                                       2004      1.241          1.372           188,037
                                                       2003      1.000          1.241            16,267

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.790          1.971                --
                                                       2006      1.625          1.790           190,620
                                                       2005      1.529          1.625           236,390
                                                       2004      1.256          1.529           209,822
                                                       2003      1.000          1.256            23,535

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.080          1.113                --
                                                       2005      1.059          1.080           104,620
                                                       2004      0.999          1.059           109,870

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.698          1.768           126,062
                                                       2006      1.000          1.698           131,042

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.302          1.313           287,177
                                                       2006      1.000          1.302           138,504

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.627          1.705                --
                                                       2006      1.000          1.627           111,494

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.690          1.700           103,063

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.192          1.158                --
                                                       2006      1.000          1.192                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.949          1.897           116,766
                                                       2006      1.000          1.949           115,045

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.673          2.142            41,245
                                                       2006      1.000          1.673            48,445

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.215          1.075                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.175          1.226            82,030
                                                       2006      1.000          1.175            82,008

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.304          1.368            37,327
                                                       2006      1.000          1.304            37,064

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.076          1.098           659,851
                                                       2006      1.000          1.076           388,115

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.070          1.057           284,716
                                                       2006      1.000          1.070                --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.433          1.574            18,679
                                                       2006      1.000          1.433            19,262

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.162          1.270                --
                                                       2006      1.000          1.162                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.188          2.294            39,743

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.381          1.459            45,391
                                                       2006      1.000          1.381            18,848

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.218          1.019           333,276
                                                       2006      1.000          1.218           322,183

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.132          1.197            83,094

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.536          1.583             3,405
                                                       2006      1.000          1.536             3,409

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.114          1.229                --
                                                       2006      1.000          1.114                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.151          1.205            63,618
                                                       2006      1.000          1.151            74,001

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.027          0.978           352,914
                                                       2006      1.000          1.027           206,695

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.494          1.766            66,261
                                                       2006      1.000          1.494            66,494

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.053          1.098           106,819
                                                       2006      1.000          1.053           107,985

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.023          1.055           517,156
                                                       2006      1.000          1.023           277,205

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.379          1.407           131,493
                                                       2006      1.000          1.379           133,617

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.466          1.498           164,895
                                                       2006      1.000          1.466           181,470

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.059          1.073                --
                                                       2006      1.000          1.059                --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.041          1.079                --
                                                       2006      1.000          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.047          1.078                --
                                                       2006      1.000          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.053          1.078                --
                                                       2006      1.000          1.053                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.058          1.078                --
                                                       2006      1.000          1.058                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.368          1.399           395,298
                                                       2006      1.000          1.368           412,555

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.095           559,814
                                                       2006      0.996          1.049           626,421

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.067          1.143            29,418
                                                       2006      1.000          1.067            29,418

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.143          1.186                --
                                                       2006      1.000          1.143           179,727

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.065          1.092            12,146
                                                       2006      1.000          1.065            11,821

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.994          1.002                --
                                                       2005      0.984          0.994            43,974
                                                       2004      0.992          0.984            36,220
                                                       2003      1.000          0.992                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.091          1.152                --
                                                       2005      1.051          1.091            55,601
                                                       2004      0.978          1.051            28,670

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.107          1.128                --
                                                       2006      1.119          1.107           110,141
                                                       2005      1.117          1.119           107,978
                                                       2004      1.045          1.117            75,765
                                                       2003      1.000          1.045                --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.067          1.139           495,356
                                                       2006      1.047          1.067           439,809
                                                       2005      1.041          1.047           433,544
                                                       2004      1.011          1.041           332,672
                                                       2003      1.000          1.011            85,993

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      2.034          2.200                --
                                                       2006      1.622          2.034            40,574
                                                       2005      1.473          1.622            41,695
                                                       2004      1.291          1.473            42,749
                                                       2003      1.000          1.291            18,770

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.139          2.283                --
                                                       2006      1.858          2.139           103,718
                                                       2005      1.768          1.858           102,688
                                                       2004      1.427          1.768            75,102
                                                       2003      1.000          1.427                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.365          1.453                --
                                                       2005      1.279          1.365            18,892
                                                       2004      1.224          1.279             9,313
                                                       2003      1.000          1.224                --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.170          1.247                --
                                                       2005      1.188          1.170            52,122
                                                       2004      1.139          1.188            43,059
                                                       2003      1.000          1.139             7,528

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.637          1.786                --
                                                       2005      1.483          1.637           134,671
                                                       2004      1.297          1.483           128,859
                                                       2003      1.000          1.297            13,688

  Travelers Equity Income Subaccount (7/03)..........  2006      1.364          1.432                --
                                                       2005      1.330          1.364           183,501
                                                       2004      1.233          1.330           158,224
                                                       2003      1.000          1.233            20,772

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.207          1.237                --
                                                       2005      1.199          1.207           145,289
                                                       2004      1.107          1.199           120,456
                                                       2003      1.000          1.107            45,803

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (6/03)........  2006      1.401          1.450                --
                                                       2005      1.355          1.401            35,349
                                                       2004      1.249          1.355            88,981
                                                       2003      1.000          1.249                --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.324          1.363                --
                                                       2005      1.241          1.324           127,209
                                                       2004      1.186          1.241           118,688
                                                       2003      1.000          1.186            51,004

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.072          1.139                --
                                                       2005      1.020          1.072                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.013          1.016                --
                                                       2005      1.000          1.013                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.029          1.065                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.031          1.075                --
                                                       2005      1.000          1.031                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.034          1.053                --
                                                       2005      1.000          1.034                --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.451          1.539                --
                                                       2005      1.319          1.451           114,623
                                                       2004      1.159          1.319           116,929
                                                       2003      1.000          1.159                --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.450          1.533                --
                                                       2005      1.433          1.450            65,931
                                                       2004      1.280          1.433            39,384
                                                       2003      1.000          1.280            10,082

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.243          1.282                --
                                                       2005      1.230          1.243           569,608
                                                       2004      1.124          1.230           414,664
                                                       2003      1.000          1.124           231,203

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.159          1.252                --
                                                       2005      1.109          1.159            18,855
                                                       2004      0.977          1.109            18,861

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.544          1.772                --
                                                       2005      1.436          1.544            58,937
                                                       2004      1.264          1.436            55,863
                                                       2003      1.000          1.264                --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.350          1.431                --
                                                       2005      1.297          1.350             3,412
                                                       2004      1.189          1.297             3,416
                                                       2003      1.000          1.189                --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.060                --
                                                       2005      1.000          1.008                --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.103          1.113                --
                                                       2005      1.084          1.103            74,459
                                                       2004      0.979          1.084            52,334

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.025          1.015                --
                                                       2005      1.027          1.025           105,771
                                                       2004      1.013          1.027            86,898
                                                       2003      1.000          1.013             4,955

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.329          1.386                --
                                                       2005      1.327          1.329             5,475
                                                       2004      1.226          1.327            10,950
                                                       2003      1.000          1.226            10,950

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.019          1.173                --
                                                       2005      1.000          1.019                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.120                --
                                                       2005      1.000          0.977                --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.070          1.031                --
                                                       2005      1.045          1.070           118,408
                                                       2004      1.007          1.045           116,718

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.689          1.620           161,132
                                                       2006      1.483          1.689           180,598
                                                       2005      1.451          1.483           179,991
                                                       2004      1.259          1.451           125,674
                                                       2003      1.000          1.259             1,953

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.85% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.341          1.480                --
                                                       2006      1.279          1.341                --
                                                       2005      1.208          1.279                --
                                                       2004      1.185          1.208                --
                                                       2003      1.000          1.185                --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.260          1.229               --
                                                       2005      1.119          1.260               --
                                                       2004      1.052          1.119               --
                                                       2003      1.025          1.052               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.641          1.849               --
                                                       2006      1.389          1.641               --
                                                       2005      1.241          1.389               --
                                                       2004      1.114          1.241               --
                                                       2003      1.000          1.114               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.480          1.631               --
                                                       2006      1.368          1.480               --
                                                       2005      1.200          1.368               --
                                                       2004      1.087          1.200               --
                                                       2003      1.000          1.087               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.395          1.438               --
                                                       2006      1.234          1.395               --
                                                       2005      1.188          1.234               --
                                                       2004      1.097          1.188               --
                                                       2003      1.000          1.097               --

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.494          1.477               --
                                                       2005      1.288          1.494               --
                                                       2004      1.098          1.288               --
                                                       2003      1.052          1.098               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.508          1.963               --
                                                       2005      1.434          1.508               --
                                                       2004      1.113          1.434               --
                                                       2003      1.000          1.113               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.311          1.378               --
                                                       2006      1.147          1.311               --
                                                       2005      1.120          1.147               --
                                                       2004      1.087          1.120               --
                                                       2003      1.000          1.087               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.237          1.080               --
                                                       2006      1.215          1.237               --
                                                       2005      1.171          1.215               --
                                                       2004      1.072          1.171               --
                                                       2003      1.000          1.072               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.419               --
                                                       2005      1.208          1.306               --
                                                       2004      1.078          1.208               --
                                                       2003      1.034          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.304          1.452               --
                                                       2005      1.206          1.304               --
                                                       2004      1.072          1.206               --
                                                       2003      1.034          1.072               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.550          1.784               --
                                                       2006      1.418          1.550               --
                                                       2005      1.239          1.418               --
                                                       2004      1.096          1.239               --
                                                       2003      1.000          1.096               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.420          1.487               --
                                                       2006      1.272          1.420               --
                                                       2005      1.074          1.272               --
                                                       2004      1.081          1.074               --
                                                       2003      1.000          1.081               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      1.783          2.017               --
                                                       2006      1.616          1.783               --
                                                       2005      1.396          1.616               --
                                                       2004      1.141          1.396               --
                                                       2003      1.000          1.141               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.315          1.527               --
                                                       2005      1.212          1.315               --
                                                       2004      1.097          1.212               --
                                                       2003      1.000          1.097               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.294          2.899               --
                                                       2006      1.825          2.294               --
                                                       2005      1.460          1.825               --
                                                       2004      1.193          1.460               --
                                                       2003      1.000          1.193               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.667          1.888           51,119
                                                       2006      1.399          1.667           54,400
                                                       2005      1.294          1.399           59,262
                                                       2004      1.113          1.294           62,699
                                                       2003      1.000          1.113               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.351          1.614               --
                                                       2005      1.264          1.351               --
                                                       2004      1.111          1.264               --
                                                       2003      1.000          1.111               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.054          1.077               --
                                                       2005      1.060          1.054               --
                                                       2004      0.991          1.060               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.188          1.226               --
                                                       2005      1.125          1.188               --
                                                       2004      1.059          1.125               --
                                                       2003      1.000          1.059               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.359          1.622               --
                                                       2006      1.302          1.359               --
                                                       2005      1.181          1.302               --
                                                       2004      1.054          1.181               --
                                                       2003      1.037          1.054               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.238          1.478               --
                                                       2006      1.170          1.238               --
                                                       2005      1.069          1.170               --
                                                       2004      1.083          1.069               --
                                                       2003      1.049          1.083               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.359          1.459               --
                                                       2006      1.175          1.359               --
                                                       2005      1.134          1.175               --
                                                       2004      1.106          1.134               --
                                                       2003      1.000          1.106               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.267          1.418               --
                                                       2005      1.242          1.267               --
                                                       2004      1.102          1.242               --
                                                       2003      1.003          1.102               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.390          1.337               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.344          1.389               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.367          1.407               --
                                                       2006      1.210          1.367               --
                                                       2005      1.183          1.210               --
                                                       2004      1.093          1.183               --
                                                       2003      1.000          1.093               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.449          1.385               --

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.467          1.495               --
                                                       2006      1.264          1.467               --
                                                       2005      1.209          1.264               --
                                                       2004      1.117          1.209               --
                                                       2003      1.000          1.117               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.183          1.182               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.433          1.546               --
                                                       2006      1.295          1.433               --
                                                       2005      1.258          1.295               --
                                                       2004      1.114          1.258               --
                                                       2003      1.000          1.114               --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.130          1.229               --
                                                       2006      1.069          1.130               --
                                                       2005      1.044          1.069               --
                                                       2004      0.924          1.044               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.016          1.010               --
                                                       2006      0.995          1.016               --
                                                       2005      0.990          0.995               --
                                                       2004      0.998          0.990               --
                                                       2003      0.997          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.395          1.462               --
                                                       2006      1.204          1.395               --
                                                       2005      1.179          1.204               --
                                                       2004      1.109          1.179               --
                                                       2003      1.000          1.109               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.144          1.191               --
                                                       2006      1.119          1.144               --
                                                       2005      1.084          1.119               --
                                                       2004      1.099          1.084               --
                                                       2003      0.983          1.099               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.356          1.403               --
                                                       2006      1.244          1.356               --
                                                       2005      1.154          1.244               --
                                                       2004      1.078          1.154               --
                                                       2003      1.000          1.078               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.297          1.353               --
                                                       2006      1.176          1.297               --
                                                       2005      1.156          1.176               --
                                                       2004      1.087          1.156               --
                                                       2003      1.000          1.087               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.428          1.483               --
                                                       2006      1.241          1.428               --
                                                       2005      1.225          1.241               --
                                                       2004      1.109          1.225               --
                                                       2003      1.000          1.109               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.571          1.730               --
                                                       2006      1.426          1.571               --
                                                       2005      1.343          1.426               --
                                                       2004      1.104          1.343               --
                                                       2003      1.000          1.104               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.079          1.112               --
                                                       2005      1.059          1.079               --
                                                       2004      0.999          1.059               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.439          1.497               --
                                                       2006      1.000          1.439               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.237          1.248               --
                                                       2006      1.000          1.237               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.483          1.554               --
                                                       2006      1.000          1.483               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.541          1.549               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.191          1.157               --
                                                       2006      1.000          1.191               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.739          1.691               --
                                                       2006      1.000          1.739               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.511          1.934               --
                                                       2006      1.000          1.511               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.214          1.073               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.173          1.224               --
                                                       2006      1.000          1.173               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.229          1.288               --
                                                       2006      1.000          1.229               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.075          1.097               --
                                                       2006      1.000          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.070          1.056               --
                                                       2006      1.000          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.263          1.387               --
                                                       2006      1.000          1.263               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.161          1.269               --
                                                       2006      1.000          1.161               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.915          2.007               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.379          1.456               --
                                                       2006      1.000          1.379               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.218          1.018               --
                                                       2006      1.000          1.218               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.114          1.178               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.411          1.453               --
                                                       2006      1.000          1.411               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.113          1.228               --
                                                       2006      1.000          1.113               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.149          1.202               --
                                                       2006      1.000          1.149               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.027          0.977               --
                                                       2006      1.000          1.027               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.235          1.459               --
                                                       2006      1.000          1.235               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.051          1.096               --
                                                       2006      1.000          1.051               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.025          1.057           21,980
                                                       2006      1.000          1.025            1,312

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.255          1.279               --
                                                       2006      1.000          1.255               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.308          1.336               --
                                                       2006      1.000          1.308               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.058          1.072               --
                                                       2006      1.000          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.041          1.078               --
                                                       2006      1.000          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.047          1.077               --
                                                       2006      1.000          1.047               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.052          1.077               --
                                                       2006      1.000          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.057          1.077               --
                                                       2006      1.000          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.289          1.317               --
                                                       2006      1.000          1.289               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.094               --
                                                       2006      0.996          1.049               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.067          1.142               --
                                                       2006      1.000          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.142          1.184               --
                                                       2006      1.000          1.142               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.063          1.090               --
                                                       2006      1.000          1.063               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.997          1.005               --
                                                       2005      0.988          0.997            1,251
                                                       2004      0.996          0.988            1,115
                                                       2003      1.000          0.996               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.090          1.151               --
                                                       2005      1.051          1.090               --
                                                       2004      0.978          1.051               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.089          1.110               --
                                                       2006      1.102          1.089               --
                                                       2005      1.100          1.102               --
                                                       2004      1.030          1.100               --
                                                       2003      0.997          1.030               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.066          1.137               --
                                                       2006      1.046          1.066               --
                                                       2005      1.041          1.046               --
                                                       2004      1.011          1.041               --
                                                       2003      1.000          1.011               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      1.780          1.926               --
                                                       2006      1.421          1.780               --
                                                       2005      1.290          1.421               --
                                                       2004      1.132          1.290               --
                                                       2003      1.000          1.132               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.725          1.840               --
                                                       2006      1.498          1.725               --
                                                       2005      1.427          1.498               --
                                                       2004      1.152          1.427               --
                                                       2003      1.000          1.152               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.205          1.281               --
                                                       2005      1.129          1.205               --
                                                       2004      1.080          1.129               --
                                                       2003      1.055          1.080               --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.104          1.175               --
                                                       2005      1.121          1.104               --
                                                       2004      1.075          1.121               --
                                                       2003      1.000          1.075               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.388          1.514               --
                                                       2005      1.258          1.388               --
                                                       2004      1.101          1.258               --
                                                       2003      1.000          1.101               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.217          1.278               --
                                                       2005      1.187          1.217               --
                                                       2004      1.101          1.187               --
                                                       2003      1.000          1.101               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.148          1.176               --
                                                       2005      1.141          1.148               --
                                                       2004      1.054          1.141               --
                                                       2003      1.000          1.054               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.265          1.309               --
                                                       2005      1.224          1.265               --
                                                       2004      1.129          1.224               --
                                                       2003      1.000          1.129               --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.205          1.240               --
                                                       2005      1.130          1.205               --
                                                       2004      1.081          1.130               --
                                                       2003      1.000          1.081               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.072          1.138               --
                                                       2005      1.019          1.072               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.013          1.016               --
                                                       2005      1.000          1.013               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.029          1.065               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.031          1.075               --
                                                       2005      1.000          1.031               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.034          1.053               --
                                                       2005      1.000          1.034               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.323          1.404               --
                                                       2005      1.204          1.323               --
                                                       2004      1.058          1.204               --
                                                       2003      1.000          1.058               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.199          1.267               --
                                                       2005      1.186          1.199               --
                                                       2004      1.059          1.186               --
                                                       2003      1.000          1.059               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.172          1.208               --
                                                       2005      1.160          1.172               --
                                                       2004      1.060          1.160               --
                                                       2003      1.000          1.060               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.158          1.251               --
                                                       2005      1.109          1.158               --
                                                       2004      0.977          1.109               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.378          1.581               --
                                                       2005      1.282          1.378               --
                                                       2004      1.129          1.282               --
                                                       2003      1.000          1.129               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.240          1.315               --
                                                       2005      1.193          1.240               --
                                                       2004      1.094          1.193               --
                                                       2003      1.000          1.094               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.060               --
                                                       2005      1.000          1.008               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.102          1.112               --
                                                       2005      1.083          1.102               --
                                                       2004      0.979          1.083               --

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.024          1.014               --
                                                       2005      1.027          1.024               --
                                                       2004      1.013          1.027               --
                                                       2003      1.000          1.013               --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.157          1.206               --
                                                       2005      1.156          1.157               --
                                                       2004      1.069          1.156               --
                                                       2003      1.000          1.069               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.019          1.172               --
                                                       2005      1.000          1.019               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.119               --
                                                       2005      1.000          0.977               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.069          1.030               --
                                                       2005      1.044          1.069               --
                                                       2004      1.007          1.044               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.482          1.420               --
                                                       2006      1.301          1.482               --
                                                       2005      1.274          1.301               --
                                                       2004      1.105          1.274               --
                                                       2003      1.000          1.105               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.221          1.347               --
                                                       2006      1.165          1.221               --
                                                       2005      1.101          1.165               --
                                                       2004      1.089          1.101               --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.368          1.333                --
                                                       2005      1.215          1.368            11,871
                                                       2004      1.143          1.215            11,871
                                                       2003      1.000          1.143                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.936          2.180           541,064
                                                       2006      1.639          1.936           907,945
                                                       2005      1.465          1.639           890,621
                                                       2004      1.316          1.465           724,379
                                                       2003      1.000          1.316           334,172

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.707          1.880         2,138,616
                                                       2006      1.579          1.707         3,395,987
                                                       2005      1.386          1.579         3,512,883
                                                       2004      1.256          1.386         2,792,430
                                                       2003      1.000          1.256         1,108,174

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.591          1.639         2,346,046
                                                       2006      1.408          1.591         3,963,367
                                                       2005      1.357          1.408         4,037,531
                                                       2004      1.253          1.357         3,426,738
                                                       2003      1.000          1.253         1,314,244

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.649          1.629                --
                                                       2005      1.422          1.649            61,067
                                                       2004      1.213          1.422            46,310
                                                       2003      1.000          1.213             2,811

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.708          2.221                --
                                                       2005      1.625          1.708           611,999
                                                       2004      1.261          1.625           497,837
                                                       2003      1.000          1.261           150,157

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.408          1.479            64,763
                                                       2006      1.232          1.408            73,646
                                                       2005      1.204          1.232            71,885
                                                       2004      1.168          1.204            42,223
                                                       2003      1.000          1.168            35,461

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.477          1.288           132,169
                                                       2006      1.452          1.477           126,530
                                                       2005      1.399          1.452            99,147
                                                       2004      1.281          1.399            23,233
                                                       2003      1.000          1.281               464

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.417                --
                                                       2005      1.208          1.305           512,941
                                                       2004      1.078          1.208           390,647
                                                       2003      1.000          1.078                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.302          1.450                --
                                                       2005      1.206          1.302           256,618
                                                       2004      1.071          1.206           181,355
                                                       2003      1.000          1.071                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.746          2.008           596,727
                                                       2006      1.598          1.746           670,995
                                                       2005      1.397          1.598           544,815
                                                       2004      1.237          1.397           336,428
                                                       2003      1.000          1.237           101,724

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.551          1.624                --
                                                       2006      1.390          1.551            10,861
                                                       2005      1.174          1.390            10,861
                                                       2004      1.182          1.174            10,861
                                                       2003      1.000          1.182                --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      2.195          2.483           339,676
                                                       2006      1.991          2.195           457,429
                                                       2005      1.720          1.991           458,516
                                                       2004      1.407          1.720           278,559
                                                       2003      1.000          1.407            39,726

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.442          1.674                --
                                                       2005      1.330          1.442           390,353
                                                       2004      1.204          1.330           247,727
                                                       2003      1.000          1.204           111,096

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.833          3.577           154,067
                                                       2006      2.255          2.833           177,466
                                                       2005      1.804          2.255           155,118
                                                       2004      1.475          1.804           103,518
                                                       2003      1.000          1.475            32,338

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.996          2.260           338,225
                                                       2006      1.676          1.996           384,846
                                                       2005      1.551          1.676           258,807
                                                       2004      1.335          1.551           177,969
                                                       2003      1.212          1.335                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.609          1.922                --
                                                       2005      1.507          1.609           259,235
                                                       2004      1.324          1.507           237,265
                                                       2003      1.000          1.324            59,268

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.053          1.076                --
                                                       2005      1.060          1.053           150,011
                                                       2004      0.991          1.060            24,059

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.224          1.263                --
                                                       2005      1.159          1.224            25,253
                                                       2004      1.092          1.159            25,260
                                                       2003      1.000          1.092            24,024

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.530          1.826            12,822
                                                       2006      1.467          1.530            12,822
                                                       2005      1.332          1.467            12,822
                                                       2004      1.189          1.332            12,822
                                                       2003      1.000          1.189            12,822

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.577          1.882            40,573
                                                       2006      1.492          1.577            41,260
                                                       2005      1.363          1.492            42,686
                                                       2004      1.382          1.363            17,360
                                                       2003      1.000          1.382                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.535          1.646                --
                                                       2006      1.327          1.535                --
                                                       2005      1.282          1.327                --
                                                       2004      1.250          1.282                --
                                                       2003      1.000          1.250                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.529          1.711                --
                                                       2005      1.499          1.529           218,815
                                                       2004      1.331          1.499           162,415
                                                       2003      1.000          1.331             7,627

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.635          1.573            90,672

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.512          1.562            16,926

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.508          1.552           519,215
                                                       2006      1.336          1.508           661,156
                                                       2005      1.307          1.336           736,008
                                                       2004      1.209          1.307           689,882
                                                       2003      1.000          1.209           286,088

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629            95,832

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.667          1.698            41,612
                                                       2006      1.437          1.667            51,803
                                                       2005      1.375          1.437            51,059
                                                       2004      1.271          1.375            38,512
                                                       2003      1.000          1.271            22,276

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.402          1.400            72,962

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.832          1.976           151,232
                                                       2006      1.656          1.832           174,673
                                                       2005      1.610          1.656           179,850
                                                       2004      1.426          1.610           153,104
                                                       2003      1.000          1.426            27,380

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.128          1.227            48,291
                                                       2006      1.068          1.128            48,291
                                                       2005      1.043          1.068            48,291
                                                       2004      0.924          1.043                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.015          1.008           123,158
                                                       2006      0.994          1.015           134,938
                                                       2005      0.990          0.994           134,159
                                                       2004      0.998          0.990            41,915
                                                       2003      1.000          0.998                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.641          1.720                --
                                                       2006      1.417          1.641           107,036
                                                       2005      1.388          1.417            96,324
                                                       2004      1.307          1.388           157,285
                                                       2003      1.000          1.307            17,869

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.357          1.412                --
                                                       2006      1.327          1.357            80,428
                                                       2005      1.286          1.327            80,380
                                                       2004      1.305          1.286            80,391
                                                       2003      1.000          1.305            69,744

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.595          1.650                --
                                                       2006      1.465          1.595           104,677
                                                       2005      1.359          1.465           101,933
                                                       2004      1.270          1.359            48,065
                                                       2003      1.000          1.270                --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.459          1.523                --
                                                       2006      1.324          1.459            17,254
                                                       2005      1.303          1.324             5,589
                                                       2004      1.225          1.303             4,814
                                                       2003      1.000          1.225                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.595          1.656                --
                                                       2006      1.387          1.595           663,993
                                                       2005      1.370          1.387           690,151
                                                       2004      1.240          1.370           373,529
                                                       2003      1.000          1.240             5,171

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.783          1.963                --
                                                       2006      1.620          1.783           453,233
                                                       2005      1.527          1.620           448,170
                                                       2004      1.255          1.527           184,238
                                                       2003      1.000          1.255            22,815

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.078          1.111                --
                                                       2005      1.058          1.078            61,036
                                                       2004      0.999          1.058             3,257

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.692          1.759            21,648
                                                       2006      1.000          1.692            44,949

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.297          1.307           272,430
                                                       2006      1.000          1.297           183,512

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.621          1.698                --
                                                       2006      1.000          1.621           161,509

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.684          1.692           131,895

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.190          1.155            51,775
                                                       2006      1.000          1.190            51,064

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.942          1.888           130,613
                                                       2006      1.000          1.942            89,335

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.667          2.132            89,249
                                                       2006      1.000          1.667            75,227

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.213          1.072                --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.171          1.221            99,065
                                                       2006      1.000          1.171            84,877

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.299          1.361           121,539
                                                       2006      1.000          1.299           120,933

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.075          1.096         1,593,777
                                                       2006      1.000          1.075           869,427

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.069          1.055           726,696
                                                       2006      1.000          1.069             7,885

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.428          1.567             9,390
                                                       2006      1.000          1.428            11,464

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.160          1.267             8,114
                                                       2006      1.000          1.160             7,834

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.179          2.283             7,125

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.377          1.454           110,235
                                                       2006      1.000          1.377           121,387

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.217          1.017           951,445
                                                       2006      1.000          1.217         1,022,204

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.128          1.191           402,867

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.531          1.576            32,957
                                                       2006      1.000          1.531            34,679

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.112          1.227                --
                                                       2006      1.000          1.112                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.148          1.200           241,488
                                                       2006      1.000          1.148           197,450

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.026          0.976           765,908
                                                       2006      1.000          1.026           786,231

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.489          1.758            51,168
                                                       2006      1.000          1.489            63,494

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.049          1.093           360,848
                                                       2006      1.000          1.049           271,695

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.050         6,539,378
                                                       2006      1.000          1.019           410,536

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.374          1.401           110,887
                                                       2006      1.000          1.374           171,147

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.461          1.491           263,871
                                                       2006      1.000          1.461           280,866

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.058          1.071                --
                                                       2006      1.000          1.058                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.040          1.077                --
                                                       2006      1.000          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.047          1.076                --
                                                       2006      1.000          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.052          1.076           109,928
                                                       2006      1.000          1.052           103,264

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.057          1.076                --
                                                       2006      1.000          1.057                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.363          1.393           823,003
                                                       2006      1.000          1.363           890,651

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.093           992,060
                                                       2006      0.996          1.049         1,153,094

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.066          1.141             5,113
                                                       2006      1.000          1.066            16,171

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.140          1.182                --
                                                       2006      1.000          1.140           148,755

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.062          1.088            21,334
                                                       2006      1.000          1.062            20,856

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991           555,003
                                                       2004      0.992          0.982         1,188,876
                                                       2003      1.000          0.992            90,248

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.089          1.149                --
                                                       2005      1.050          1.089           122,363
                                                       2004      0.978          1.050             5,752

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.102          1.123                --
                                                       2006      1.116          1.102           410,148
                                                       2005      1.115          1.116           393,976
                                                       2004      1.044          1.115           184,711
                                                       2003      1.000          1.044            17,217

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.063          1.134           716,995
                                                       2006      1.044          1.063           858,597
                                                       2005      1.039          1.044           853,077
                                                       2004      1.010          1.039           683,510
                                                       2003      1.000          1.010             8,553

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      2.026          2.191                --
                                                       2006      1.618          2.026             1,120
                                                       2005      1.470          1.618             2,823
                                                       2004      1.290          1.470             3,230
                                                       2003      1.000          1.290                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.132          2.274                --
                                                       2006      1.853          2.132            97,634
                                                       2005      1.765          1.853            79,046
                                                       2004      1.426          1.765            32,407
                                                       2003      1.000          1.426                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.362          1.448                --
                                                       2005      1.277          1.362            24,001
                                                       2004      1.223          1.277            11,734
                                                       2003      1.000          1.223                --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.167          1.243                --
                                                       2005      1.186          1.167           108,317
                                                       2004      1.138          1.186            59,172
                                                       2003      1.000          1.138                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.632          1.781                --
                                                       2005      1.480          1.632            42,362
                                                       2004      1.296          1.480            42,350
                                                       2003      1.000          1.296             9,293

  Travelers Equity Income Subaccount (7/03)..........  2006      1.360          1.427                --
                                                       2005      1.327          1.360           293,931
                                                       2004      1.232          1.327           305,326
                                                       2003      1.000          1.232            62,666

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.204          1.233                --
                                                       2005      1.197          1.204           185,732
                                                       2004      1.106          1.197           228,788
                                                       2003      1.000          1.106            17,004

  Travelers Federated Stock Subaccount (6/03)........  2006      1.398          1.446                --
                                                       2005      1.353          1.398            50,535
                                                       2004      1.248          1.353            38,606
                                                       2003      1.000          1.248            18,144

  Travelers Large Cap Subaccount (9/03)..............  2006      1.320          1.359                --
                                                       2005      1.239          1.320           130,468
                                                       2004      1.186          1.239           101,643
                                                       2003      1.000          1.186            27,138

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.071          1.138                --
                                                       2005      1.019          1.071                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.013          1.015                --
                                                       2005      1.000          1.013                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.029          1.064                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.031          1.074                --
                                                       2005      1.000          1.031                --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.033          1.052                --
                                                       2005      1.000          1.033                --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.447          1.534                --
                                                       2005      1.317          1.447           179,103
                                                       2004      1.158          1.317           169,721
                                                       2003      1.000          1.158            19,489

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.446          1.528                --
                                                       2005      1.431          1.446           100,741
                                                       2004      1.279          1.431            60,927
                                                       2003      1.000          1.279            10,971

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.240          1.278                --
                                                       2005      1.228          1.240           841,464
                                                       2004      1.123          1.228           697,939
                                                       2003      1.000          1.123            68,755

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.157          1.249                --
                                                       2005      1.109          1.157            97,222
                                                       2004      0.977          1.109             7,576

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.540          1.766                --
                                                       2005      1.433          1.540           149,933
                                                       2004      1.263          1.433           100,973
                                                       2003      1.000          1.263             8,472

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.346          1.427                --
                                                       2005      1.295          1.346            35,336
                                                       2004      1.188          1.295            12,601
                                                       2003      1.000          1.188                --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.059                --
                                                       2005      1.000          1.008             7,520

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.101          1.111                --
                                                       2005      1.083          1.101           171,663
                                                       2004      0.979          1.083            44,517

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.022          1.012                --
                                                       2005      1.026          1.022           264,301
                                                       2004      1.013          1.026           383,445
                                                       2003      1.000          1.013             1,178

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.326          1.382                --
                                                       2005      1.325          1.326            31,560
                                                       2004      1.225          1.325            28,511
                                                       2003      1.000          1.225            22,609

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.019          1.172                --
                                                       2005      1.000          1.019             7,500

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.977          1.119                --
                                                       2005      1.000          0.977            19,939

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.068          1.029                --
                                                       2005      1.044          1.068            46,834
                                                       2004      1.007          1.044               504

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.683          1.612           254,276
                                                       2006      1.479          1.683           363,935
                                                       2005      1.448          1.479           294,679
                                                       2004      1.258          1.448           188,616
                                                       2003      1.000          1.258            74,545

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.336          1.473                --
                                                       2006      1.276          1.336            11,091
                                                       2005      1.206          1.276            23,247
                                                       2004      1.185          1.206            23,247
                                                       2003      1.000          1.185                --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.194          1.163               --
                                                       2005      1.060          1.194               --
                                                       2004      1.000          1.060               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.472          1.657               --
                                                       2006      1.247          1.472               --
                                                       2005      1.115          1.247               --
                                                       2004      1.000          1.115               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.339          1.474               --
                                                       2006      1.239          1.339               --
                                                       2005      1.088          1.239               --
                                                       2004      1.000          1.088               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.250          1.287               --
                                                       2006      1.107          1.250               --
                                                       2005      1.067          1.107               --
                                                       2004      1.000          1.067               --

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.357          1.341               --
                                                       2005      1.172          1.357               --
                                                       2004      1.000          1.172               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.355          1.762               --
                                                       2005      1.290          1.355               --
                                                       2004      1.000          1.290               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.197          1.257               --
                                                       2006      1.048          1.197               --
                                                       2005      1.024          1.048               --
                                                       2004      1.000          1.024               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.156          1.008               --
                                                       2006      1.136          1.156               --
                                                       2005      1.096          1.136               --
                                                       2004      1.000          1.096               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.208          1.312               --
                                                       2005      1.119          1.208               --
                                                       2004      1.000          1.119               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.210          1.347               --
                                                       2005      1.121          1.210               --
                                                       2004      1.000          1.121               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.385          1.593               --
                                                       2006      1.268          1.385               --
                                                       2005      1.109          1.268               --
                                                       2004      1.000          1.109               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.375          1.438               --
                                                       2006      1.232          1.375               --
                                                       2005      1.042          1.232               --
                                                       2004      1.000          1.042               --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      1.567          1.772               --
                                                       2006      1.422          1.567               --
                                                       2005      1.229          1.422               --
                                                       2004      1.000          1.229               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.195          1.386               --
                                                       2005      1.102          1.195               --
                                                       2004      1.000          1.102               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.982          2.502               --
                                                       2006      1.579          1.982               --
                                                       2005      1.264          1.579               --
                                                       2004      1.000          1.264               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.489          1.685           33,197
                                                       2006      1.251          1.489            4,508
                                                       2005      1.158          1.251            4,934
                                                       2004      1.000          1.158               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.197          1.429               --
                                                       2005      1.122          1.197               --
                                                       2004      1.000          1.122               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.071          1.093               --
                                                       2005      1.078          1.071               --
                                                       2004      1.008          1.078               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.130          1.165               --
                                                       2005      1.070          1.130               --
                                                       2004      1.000          1.070               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.194          1.425               --
                                                       2006      1.146          1.194               --
                                                       2005      1.041          1.146               --
                                                       2004      1.000          1.041               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.219          1.454               --
                                                       2006      1.153          1.219               --
                                                       2005      1.054          1.153               --
                                                       2004      1.000          1.054               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.303          1.396               --
                                                       2006      1.127          1.303               --
                                                       2005      1.089          1.127               --
                                                       2004      1.000          1.089               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.150          1.286               --
                                                       2005      1.128          1.150               --
                                                       2004      1.000          1.128               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.269          1.221               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.238          1.278               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.236          1.271               --
                                                       2006      1.095          1.236               --
                                                       2005      1.072          1.095               --
                                                       2004      1.000          1.072               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.299          1.241               --

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.309          1.333               --
                                                       2006      1.129          1.309               --
                                                       2005      1.082          1.129               --
                                                       2004      1.000          1.082               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.080          1.079               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.328          1.432               --
                                                       2006      1.201          1.328               --
                                                       2005      1.168          1.201               --
                                                       2004      1.000          1.168               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.164          1.265               --
                                                       2006      1.103          1.164               --
                                                       2005      1.077          1.103               --
                                                       2004      0.954          1.077               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.024          1.017               --
                                                       2006      1.003          1.024               --
                                                       2005      1.000          1.003               --
                                                       2004      1.000          1.000               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.251          1.310               --
                                                       2006      1.080          1.251               --
                                                       2005      1.059          1.080               --
                                                       2004      1.000          1.059               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.046          1.088               --
                                                       2006      1.024          1.046               --
                                                       2005      0.993          1.024               --
                                                       2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.239          1.281               --
                                                       2006      1.138          1.239               --
                                                       2005      1.056          1.138               --
                                                       2004      1.000          1.056               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.195          1.246               --
                                                       2006      1.084          1.195               --
                                                       2005      1.067          1.084               --
                                                       2004      1.000          1.067               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.282          1.330               --
                                                       2006      1.115          1.282               --
                                                       2005      1.102          1.115               --
                                                       2004      1.000          1.102               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.357          1.494               --
                                                       2006      1.234          1.357               --
                                                       2005      1.163          1.234               --
                                                       2004      1.000          1.163               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.013          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.280          1.330               --
                                                       2006      1.000          1.280               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.169          1.178               --
                                                       2006      1.000          1.169               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.385          1.451               --
                                                       2006      1.000          1.385               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.438          1.445               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.189          1.154               --
                                                       2006      1.000          1.189               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.553          1.509               --
                                                       2006      1.000          1.553               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.371          1.754               --
                                                       2006      1.000          1.371               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.212          1.071               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.187          1.237               --
                                                       2006      1.000          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.143          1.197               --
                                                       2006      1.000          1.143               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.075          1.095               --
                                                       2006      1.000          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.069          1.054               --
                                                       2006      1.000          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.180          1.294               --
                                                       2006      1.000          1.180               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.159          1.266               --
                                                       2006      1.000          1.159               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.720          1.801               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.400          1.477               --
                                                       2006      1.000          1.400               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.217          1.016               --
                                                       2006      1.000          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.081          1.141               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.293          1.331               --
                                                       2006      1.000          1.293               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.112          1.226               --
                                                       2006      1.000          1.112               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.171          1.224               --
                                                       2006      1.000          1.171               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.026          0.975               --
                                                       2006      1.000          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.118          1.319               --
                                                       2006      1.000          1.118               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.056          1.100               --
                                                       2006      1.000          1.056               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.063               --
                                                       2006      1.000          1.032               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.164          1.186               --
                                                       2006      1.000          1.164               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.214          1.238               --
                                                       2006      1.000          1.214               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.057          1.070               --
                                                       2006      1.000          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.040          1.076               --
                                                       2006      1.000          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.046          1.075               --
                                                       2006      1.000          1.046               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.052          1.076               --
                                                       2006      1.000          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.057          1.075               --
                                                       2006      1.000          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.218          1.243               --
                                                       2006      1.000          1.218               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.066          1.140               --
                                                       2006      1.000          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.158          1.201               --
                                                       2006      1.000          1.158               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.092          1.118               --
                                                       2006      1.000          1.092               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.005          1.012               --
                                                       2005      0.996          1.005               --
                                                       2004      1.000          0.996               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.104          1.165               --
                                                       2005      1.065          1.104               --
                                                       2004      0.992          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.056          1.076               --
                                                       2006      1.070          1.056               --
                                                       2005      1.070          1.070               --
                                                       2004      1.000          1.070               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.069          1.140               --
                                                       2006      1.051          1.069               --
                                                       2005      1.046          1.051               --
                                                       2004      1.000          1.046               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      1.599          1.729               --
                                                       2006      1.277          1.599               --
                                                       2005      1.161          1.277               --
                                                       2004      1.000          1.161               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.442          1.538               --
                                                       2006      1.254          1.442               --
                                                       2005      1.195          1.254               --
                                                       2004      1.000          1.195               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.126          1.198               --
                                                       2005      1.057          1.126               --
                                                       2004      1.000          1.057               --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.027          1.094               --
                                                       2005      1.044          1.027               --
                                                       2004      1.000          1.044               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.235          1.348               --
                                                       2005      1.121          1.235               --
                                                       2004      1.000          1.121               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.131          1.187               --
                                                       2005      1.104          1.131               --
                                                       2004      1.000          1.104               --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.086          1.112               --
                                                       2005      1.080          1.086               --
                                                       2004      1.000          1.080               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.116          1.155               --
                                                       2005      1.081          1.116               --
                                                       2004      1.000          1.081               --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.119          1.152               --
                                                       2005      1.050          1.119               --
                                                       2004      1.000          1.050               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.071          1.137               --
                                                       2005      1.019          1.071               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.013          1.015               --
                                                       2005      1.000          1.013               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.029          1.064               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.031          1.074               --
                                                       2005      1.000          1.031               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.033          1.052               --
                                                       2005      1.000          1.033               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.237          1.312               --
                                                       2005      1.126          1.237               --
                                                       2004      1.000          1.126               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.086          1.148               --
                                                       2005      1.075          1.086               --
                                                       2004      1.000          1.075               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.108          1.142               --
                                                       2005      1.098          1.108               --
                                                       2004      1.000          1.098               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.178          1.271               --
                                                       2005      1.128          1.178               --
                                                       2004      0.994          1.128               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.232          1.413               --
                                                       2005      1.147          1.232               --
                                                       2004      1.000          1.147               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.138          1.206               --
                                                       2005      1.095          1.138               --
                                                       2004      1.000          1.095               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.008          1.059               --
                                                       2005      1.000          1.008               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.124          1.134               --
                                                       2005      1.106          1.124               --
                                                       2004      1.000          1.106               --

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.030          1.019               --
                                                       2005      1.034          1.030               --
                                                       2004      1.000          1.034               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.100          1.146               --
                                                       2005      1.100          1.100               --
                                                       2004      1.000          1.100               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.019          1.171               --
                                                       2005      1.000          1.019               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.976          1.118               --
                                                       2005      1.000          0.976               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.099          1.058               --
                                                       2005      1.074          1.099               --
                                                       2004      1.036          1.074               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.315          1.259               --
                                                       2006      1.156          1.315               --
                                                       2005      1.133          1.156               --
                                                       2004      1.000          1.133               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.151          1.268               --
                                                       2006      1.099          1.151               --
                                                       2005      1.040          1.099               --
                                                       2004      1.000          1.040               --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.05%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.365          1.329               --
                                                       2005      1.213          1.365               --
                                                       2004      1.143          1.213               --
                                                       2003      1.000          1.143               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.929          2.170           94,424
                                                       2006      1.635          1.929           97,988
                                                       2005      1.463          1.635           68,765
                                                       2004      1.316          1.463            3,927
                                                       2003      1.000          1.316               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.700          1.871          257,108
                                                       2006      1.575          1.700          262,394
                                                       2005      1.383          1.575          191,300
                                                       2004      1.255          1.383           11,535
                                                       2003      1.000          1.255               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.585          1.631          253,779
                                                       2006      1.404          1.585          257,226
                                                       2005      1.354          1.404          228,416
                                                       2004      1.253          1.354            9,193
                                                       2003      1.000          1.253               --

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.644          1.625               --
                                                       2005      1.420          1.644            3,304
                                                       2004      1.213          1.420               --
                                                       2003      1.000          1.213               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.703          2.213               --
                                                       2005      1.622          1.703           13,337
                                                       2004      1.260          1.622            8,022
                                                       2003      1.000          1.260               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.402          1.472               --
                                                       2006      1.229          1.402               --
                                                       2005      1.202          1.229               --
                                                       2004      1.168          1.202               --
                                                       2003      1.000          1.168               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.472          1.282           32,486
                                                       2006      1.448          1.472           32,157
                                                       2005      1.397          1.448              905
                                                       2004      1.280          1.397               --
                                                       2003      1.000          1.280               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.302          1.414               --
                                                       2005      1.206          1.302           96,012
                                                       2004      1.078          1.206           18,660
                                                       2003      1.000          1.078               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.446               --
                                                       2005      1.204          1.299           15,932
                                                       2004      1.071          1.204            9,791
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.740          1.999          152,797
                                                       2006      1.593          1.740          161,596
                                                       2005      1.394          1.593          102,412
                                                       2004      1.236          1.394           12,353
                                                       2003      1.000          1.236               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.546          1.616               --
                                                       2006      1.386          1.546               --
                                                       2005      1.172          1.386               --
                                                       2004      1.181          1.172               --
                                                       2003      1.000          1.181               --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      2.187          2.471           94,791
                                                       2006      1.986          2.187          106,301
                                                       2005      1.718          1.986          110,071
                                                       2004      1.406          1.718            3,804
                                                       2003      1.000          1.406               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.438          1.668               --
                                                       2005      1.328          1.438           22,403
                                                       2004      1.203          1.328            9,484
                                                       2003      1.000          1.203               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.822          3.561           41,176
                                                       2006      2.249          2.822           41,882
                                                       2005      1.801          2.249           10,323
                                                       2004      1.474          1.801               --
                                                       2003      1.000          1.474               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.989          2.250           59,623
                                                       2006      1.672          1.989           28,426
                                                       2005      1.549          1.672           25,399
                                                       2004      1.334          1.549            1,081
                                                       2003      1.212          1.334               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.604          1.915               --
                                                       2005      1.504          1.604           88,712
                                                       2004      1.323          1.504            8,949
                                                       2003      1.000          1.323               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.052          1.074               --
                                                       2005      1.059          1.052           12,255
                                                       2004      0.991          1.059            3,808

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.221          1.259               --
                                                       2005      1.157          1.221               --
                                                       2004      1.091          1.157               --
                                                       2003      1.000          1.091               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.524          1.817               --
                                                       2006      1.463          1.524               --
                                                       2005      1.329          1.463               --
                                                       2004      1.188          1.329               --
                                                       2003      1.000          1.188               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.572          1.874               --
                                                       2006      1.488          1.572               --
                                                       2005      1.361          1.488               --
                                                       2004      1.382          1.361               --
                                                       2003      1.000          1.382               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.529          1.638               --
                                                       2006      1.324          1.529               --
                                                       2005      1.280          1.324               --
                                                       2004      1.250          1.280               --
                                                       2003      1.000          1.250               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.525          1.705               --
                                                       2005      1.497          1.525            2,984
                                                       2004      1.330          1.497            2,910
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.628          1.565           67,143

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.506          1.555               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.503          1.545            3,654
                                                       2006      1.333          1.503            3,971
                                                       2005      1.305          1.333            4,151
                                                       2004      1.208          1.305            4,855
                                                       2003      1.000          1.208               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.698          1.621               --

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.661          1.690            5,553
                                                       2006      1.433          1.661            4,609
                                                       2005      1.373          1.433            4,746
                                                       2004      1.270          1.373            3,606
                                                       2003      1.000          1.270               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.396          1.394            4,933

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.825          1.967           73,358
                                                       2006      1.652          1.825           87,423
                                                       2005      1.607          1.652           80,562
                                                       2004      1.425          1.607            3,561
                                                       2003      1.000          1.425               --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.125          1.222           95,999
                                                       2006      1.066          1.125           84,761
                                                       2005      1.043          1.066           84,789
                                                       2004      0.924          1.043               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.011          1.004            5,046
                                                       2006      0.991          1.011            5,046
                                                       2005      0.989          0.991            5,046
                                                       2004      0.997          0.989            5,046
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.635          1.713               --
                                                       2006      1.413          1.635               --
                                                       2005      1.386          1.413               --
                                                       2004      1.306          1.386               --
                                                       2003      1.000          1.306               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.352          1.406               --
                                                       2006      1.324          1.352            4,353
                                                       2005      1.284          1.324            1,712
                                                       2004      1.304          1.284            1,333
                                                       2003      1.000          1.304               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.589          1.643               --
                                                       2006      1.461          1.589           66,631
                                                       2005      1.357          1.461           34,530
                                                       2004      1.269          1.357               --
                                                       2003      1.000          1.269               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.454          1.516               --
                                                       2006      1.320          1.454               --
                                                       2005      1.300          1.320               --
                                                       2004      1.225          1.300               --
                                                       2003      1.000          1.225               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.589          1.649               --
                                                       2006      1.383          1.589          145,977
                                                       2005      1.367          1.383          134,081
                                                       2004      1.239          1.367           15,775
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.777          1.956               --
                                                       2006      1.616          1.777           80,340
                                                       2005      1.524          1.616           78,188
                                                       2004      1.254          1.524           16,171
                                                       2003      1.000          1.254               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.076          1.109               --
                                                       2005      1.058          1.076           52,894
                                                       2004      0.999          1.058               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.685          1.751               --
                                                       2006      1.000          1.685               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.292          1.301           53,229
                                                       2006      1.000          1.292           38,160

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.615          1.691               --
                                                       2006      1.000          1.615           44,939

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.684           44,887

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.188          1.153           23,682
                                                       2006      1.000          1.188           23,910

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.935          1.879               --
                                                       2006      1.000          1.935            4,156

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.661          2.122           22,470
                                                       2006      1.000          1.661           21,647

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.211          1.070               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.168          1.217           58,548
                                                       2006      1.000          1.168           58,837

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.295          1.355           12,566
                                                       2006      1.000          1.295           12,259

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.074          1.094          249,178
                                                       2006      1.000          1.074           33,875

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.069          1.053          130,714
                                                       2006      1.000          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.422          1.559               --
                                                       2006      1.000          1.422               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.159          1.264           11,088
                                                       2006      1.000          1.159           11,298

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.171          2.273           21,101

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.374          1.448           49,566
                                                       2006      1.000          1.374           50,747

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.216          1.015           69,781
                                                       2006      1.000          1.216           80,897

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.123          1.186          256,409

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.525          1.569               --
                                                       2006      1.000          1.525               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.111          1.225               --
                                                       2006      1.000          1.111               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.145          1.196           35,884
                                                       2006      1.000          1.145           35,478

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.026          0.974          225,725
                                                       2006      1.000          1.026           74,710

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.483          1.750           10,298
                                                       2006      1.000          1.483           10,298

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.045          1.088          108,821
                                                       2006      1.000          1.045          105,684

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.015          1.045           91,837
                                                       2006      1.000          1.015           17,448

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.369          1.394               --
                                                       2006      1.000          1.369               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.455          1.484           52,566
                                                       2006      1.000          1.455           54,184

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.057          1.069               --
                                                       2006      1.000          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.040          1.075            2,191
                                                       2006      1.000          1.040            2,092

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.046          1.074               --
                                                       2006      1.000          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.051          1.075           10,610
                                                       2006      1.000          1.051            9,969

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.056          1.074               --
                                                       2006      1.000          1.056               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.358          1.386          231,173
                                                       2006      1.000          1.358          232,150

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.091          284,788
                                                       2006      0.996          1.048          301,278

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.066          1.139               --
                                                       2006      1.000          1.066               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.137          1.179               --
                                                       2006      1.000          1.137           14,868

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.059          1.084            9,474
                                                       2006      1.000          1.059            8,575

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.989          0.996               --
                                                       2005      0.981          0.989           17,032
                                                       2004      0.991          0.981            4,000
                                                       2003      1.000          0.991               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.087          1.147               --
                                                       2005      1.050          1.087               --
                                                       2004      0.978          1.050               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.098          1.119               --
                                                       2006      1.113          1.098          244,793
                                                       2005      1.113          1.113          225,077
                                                       2004      1.043          1.113            6,362
                                                       2003      1.000          1.043               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.059          1.129           79,924
                                                       2006      1.041          1.059           77,951
                                                       2005      1.038          1.041           44,173
                                                       2004      1.010          1.038            9,658
                                                       2003      1.000          1.010               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      2.019          2.182               --
                                                       2006      1.613          2.019               --
                                                       2005      1.468          1.613               --
                                                       2004      1.289          1.468               --
                                                       2003      1.000          1.289               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.124          2.265               --
                                                       2006      1.848          2.124           79,412
                                                       2005      1.762          1.848           75,306
                                                       2004      1.425          1.762            6,528
                                                       2003      1.000          1.425               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.358          1.444               --
                                                       2005      1.275          1.358               --
                                                       2004      1.222          1.275               --
                                                       2003      1.000          1.222               --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.164          1.239               --
                                                       2005      1.184          1.164           10,760
                                                       2004      1.137          1.184            4,441
                                                       2003      1.000          1.137               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.628          1.775               --
                                                       2005      1.478          1.628               --
                                                       2004      1.295          1.478               --
                                                       2003      1.000          1.295               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.356          1.423               --
                                                       2005      1.325          1.356           51,948
                                                       2004      1.231          1.325               --
                                                       2003      1.000          1.231               --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.201          1.229               --
                                                       2005      1.195          1.201           26,410
                                                       2004      1.105          1.195           11,358
                                                       2003      1.000          1.105               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.394          1.441               --
                                                       2005      1.351          1.394               --
                                                       2004      1.247          1.351               --
                                                       2003      1.000          1.247               --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.317          1.355               --
                                                       2005      1.236          1.317               --
                                                       2004      1.185          1.236               --
                                                       2003      1.000          1.185               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.071          1.137               --
                                                       2005      1.019          1.071               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.012          1.015               --
                                                       2005      1.000          1.012            2,000

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.028          1.063               --
                                                       2005      1.000          1.028            9,142

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.031          1.073               --
                                                       2005      1.000          1.031               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.033          1.051               --
                                                       2005      1.000          1.033               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.443          1.530               --
                                                       2005      1.314          1.443           44,846
                                                       2004      1.158          1.314            9,056
                                                       2003      1.000          1.158               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.442          1.524               --
                                                       2005      1.428          1.442               --
                                                       2004      1.278          1.428               --
                                                       2003      1.000          1.278               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.236          1.274               --
                                                       2005      1.226          1.236          176,334
                                                       2004      1.122          1.226            4,688
                                                       2003      1.000          1.122               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.156          1.247               --
                                                       2005      1.108          1.156           51,927
                                                       2004      0.976          1.108               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.536          1.761               --
                                                       2005      1.431          1.536            4,162
                                                       2004      1.262          1.431            4,169
                                                       2003      1.000          1.262               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.343          1.423               --
                                                       2005      1.293          1.343               --
                                                       2004      1.188          1.293               --
                                                       2003      1.000          1.188               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.007          1.059               --
                                                       2005      1.000          1.007               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.099          1.108               --
                                                       2005      1.082          1.099           26,403
                                                       2004      0.979          1.082            6,561

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.05% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.020          1.009               --
                                                       2005      1.024          1.020           99,984
                                                       2004      1.012          1.024           13,616
                                                       2003      1.000          1.012               --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.322          1.378               --
                                                       2005      1.323          1.322               --
                                                       2004      1.225          1.323               --
                                                       2003      1.000          1.225               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.018          1.171               --
                                                       2005      1.000          1.018           11,017

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.976          1.118               --
                                                       2005      1.000          0.976           23,914

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.066          1.027               --
                                                       2005      1.043          1.066            5,309
                                                       2004      1.007          1.043            3,767

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.677          1.604           15,899
                                                       2006      1.475          1.677           16,287
                                                       2005      1.446          1.475           11,666
                                                       2004      1.257          1.446               --
                                                       2003      1.000          1.257               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.331          1.466               --
                                                       2006      1.272          1.331               --
                                                       2005      1.204          1.272               --
                                                       2004      1.184          1.204               --
                                                       2003      1.000          1.184               --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.361          1.324               --
                                                       2005      1.211          1.361               --
                                                       2004      1.142          1.211               --
                                                       2003      1.000          1.142               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.922          2.160           80,941
                                                       2006      1.630          1.922           88,993
                                                       2005      1.460          1.630           87,458
                                                       2004      1.315          1.460           88,114
                                                       2003      1.000          1.315            1,892

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.694          1.863          151,529
                                                       2006      1.570          1.694          161,763
                                                       2005      1.381          1.570          154,128
                                                       2004      1.254          1.381          130,446
                                                       2003      1.000          1.254           13,201

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.579          1.624          251,659
                                                       2006      1.401          1.579          255,312
                                                       2005      1.352          1.401          246,438
                                                       2004      1.252          1.352          227,798
                                                       2003      1.000          1.252           28,884

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.640          1.620               --
                                                       2005      1.418          1.640            8,665
                                                       2004      1.212          1.418            8,665
                                                       2003      1.000          1.212               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.698          2.205               --
                                                       2005      1.619          1.698          191,109
                                                       2004      1.259          1.619          170,988
                                                       2003      1.000          1.259               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.397          1.465               --
                                                       2006      1.226          1.397               --
                                                       2005      1.200          1.226           11,327
                                                       2004      1.167          1.200           11,352
                                                       2003      1.000          1.167               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.466          1.276               --
                                                       2006      1.444          1.466               --
                                                       2005      1.394          1.444               --
                                                       2004      1.279          1.394               --
                                                       2003      1.000          1.279               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.411               --
                                                       2005      1.205          1.299           21,498
                                                       2004      1.078          1.205           21,269
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.297          1.443               --
                                                       2005      1.203          1.297            5,301
                                                       2004      1.071          1.203            5,265
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.733          1.990           69,353
                                                       2006      1.589          1.733           68,045
                                                       2005      1.392          1.589           65,266
                                                       2004      1.235          1.392           56,494
                                                       2003      1.000          1.235            4,134

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.540          1.608           72,538
                                                       2006      1.382          1.540           74,996
                                                       2005      1.170          1.382           74,996
                                                       2004      1.181          1.170           74,996
                                                       2003      1.000          1.181           59,036

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      2.179          2.460           52,680
                                                       2006      1.981          2.179           52,680
                                                       2005      1.715          1.981           52,680
                                                       2004      1.405          1.715           52,680
                                                       2003      1.000          1.405               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.434          1.662               --
                                                       2005      1.325          1.434           55,438
                                                       2004      1.202          1.325           29,113
                                                       2003      1.000          1.202            6,436

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.812          3.544            1,577
                                                       2006      2.243          2.812            1,577
                                                       2005      1.798          2.243            1,577
                                                       2004      1.473          1.798            1,577
                                                       2003      1.000          1.473               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.982          2.239           35,197
                                                       2006      1.667          1.982           15,610
                                                       2005      1.546          1.667           23,966
                                                       2004      1.333          1.546           10,885
                                                       2003      1.211          1.333               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.600          1.908               --
                                                       2005      1.502          1.600           18,349
                                                       2004      1.322          1.502           22,897
                                                       2003      1.000          1.322               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.050          1.071               --
                                                       2005      1.059          1.050            2,964
                                                       2004      0.991          1.059            2,870

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.218          1.255               --
                                                       2005      1.155          1.218               --
                                                       2004      1.090          1.155               --
                                                       2003      1.000          1.090               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.519          1.809               --
                                                       2006      1.459          1.519               --
                                                       2005      1.327          1.459               --
                                                       2004      1.187          1.327               --
                                                       2003      1.000          1.187               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.566          1.865               --
                                                       2006      1.484          1.566               --
                                                       2005      1.359          1.484               --
                                                       2004      1.381          1.359               --
                                                       2003      1.000          1.381               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.524          1.631               --
                                                       2006      1.320          1.524               --
                                                       2005      1.278          1.320               --
                                                       2004      1.249          1.278               --
                                                       2003      1.000          1.249               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.521          1.699               --
                                                       2005      1.495          1.521           55,373
                                                       2004      1.329          1.495           55,373
                                                       2003      1.000          1.329           55,373

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.622          1.558            3,788

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.500          1.547               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.497          1.538          173,582
                                                       2006      1.329          1.497          173,848
                                                       2005      1.302          1.329          172,475
                                                       2004      1.207          1.302          133,818
                                                       2003      1.000          1.207            2,212

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614              286

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.654          1.682               --
                                                       2006      1.429          1.654               --
                                                       2005      1.371          1.429               --
                                                       2004      1.269          1.371               --
                                                       2003      1.000          1.269               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.391          1.387           17,517

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.818          1.958          175,739
                                                       2006      1.648          1.818          176,599
                                                       2005      1.605          1.648          176,226
                                                       2004      1.424          1.605          158,043
                                                       2003      1.000          1.424            1,726

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.122          1.218               --
                                                       2006      1.065          1.122               --
                                                       2005      1.042          1.065               --
                                                       2004      0.923          1.042               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.008          1.000               --
                                                       2006      0.989          1.008               --
                                                       2005      0.987          0.989               --
                                                       2004      0.997          0.987               --
                                                       2003      1.000          0.997               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.629          1.706               --
                                                       2006      1.409          1.629              276
                                                       2005      1.384          1.409              287
                                                       2004      1.305          1.384              275
                                                       2003      1.000          1.305               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.347          1.400               --
                                                       2006      1.320          1.347           17,880
                                                       2005      1.282          1.320           17,819
                                                       2004      1.303          1.282           69,345
                                                       2003      1.000          1.303           54,503

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.584          1.637               --
                                                       2006      1.457          1.584            3,788
                                                       2005      1.354          1.457            3,788
                                                       2004      1.268          1.354            3,788
                                                       2003      1.000          1.268               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.449          1.510               --
                                                       2006      1.317          1.449               --
                                                       2005      1.298          1.317               --
                                                       2004      1.224          1.298               --
                                                       2003      1.000          1.224               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.584          1.643               --
                                                       2006      1.380          1.584           24,914
                                                       2005      1.365          1.380           24,933
                                                       2004      1.238          1.365           24,914
                                                       2003      1.000          1.238               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.770          1.948               --
                                                       2006      1.612          1.770           52,165
                                                       2005      1.522          1.612           52,188
                                                       2004      1.253          1.522           57,801
                                                       2003      1.000          1.253           13,002

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.074          1.106               --
                                                       2005      1.057          1.074               --
                                                       2004      0.998          1.057               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.679          1.743               --
                                                       2006      1.000          1.679               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.287          1.295            5,960
                                                       2006      1.000          1.287            2,771

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.609          1.684               --
                                                       2006      1.000          1.609           23,872

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.670          1.677           24,611

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.186          1.150               --
                                                       2006      1.000          1.186               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.928          1.871               --
                                                       2006      1.000          1.928               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.655          2.112               --
                                                       2006      1.000          1.655            8,665

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.209          1.067               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.165          1.213               --
                                                       2006      1.000          1.165               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.290          1.349           34,909
                                                       2006      1.000          1.290               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.074          1.093          144,680
                                                       2006      1.000          1.074          136,951

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.068          1.051           78,086
                                                       2006      1.000          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.417          1.552               --
                                                       2006      1.000          1.417               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.157          1.261               --
                                                       2006      1.000          1.157               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.162          2.262            8,316

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.370          1.443               --
                                                       2006      1.000          1.370               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.216          1.014          348,012
                                                       2006      1.000          1.216          349,326

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.119          1.180            6,657

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.519          1.561               --
                                                       2006      1.000          1.519               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.109          1.223               --
                                                       2006      1.000          1.109               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.142          1.191               --
                                                       2006      1.000          1.142               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.025          0.973           98,319
                                                       2006      1.000          1.025          101,202

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.478          1.741            2,237
                                                       2006      1.000          1.478            2,389

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.041          1.083               --
                                                       2006      1.000          1.041               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.011          1.040           36,705
                                                       2006      1.000          1.011           36,763

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.364          1.388           84,289
                                                       2006      1.000          1.364           95,572

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.450          1.477               --
                                                       2006      1.000          1.450               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.068               --
                                                       2006      1.000          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.039          1.073               --
                                                       2006      1.000          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.045          1.072               --
                                                       2006      1.000          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.051          1.073               --
                                                       2006      1.000          1.051               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.055          1.073               --
                                                       2006      1.000          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.353          1.380           91,887
                                                       2006      1.000          1.353           95,149

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.089           41,030
                                                       2006      0.996          1.047           66,279

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.065          1.137               --
                                                       2006      1.000          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.134          1.175               --
                                                       2006      1.000          1.134            3,154

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.056          1.080               --
                                                       2006      1.000          1.056               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.986          0.993               --
                                                       2005      0.979          0.986           36,823
                                                       2004      0.990          0.979           30,323
                                                       2003      1.000          0.990           86,167

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.085          1.145               --
                                                       2005      1.049          1.085               --
                                                       2004      0.978          1.049               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.094          1.114               --
                                                       2006      1.110          1.094            6,657
                                                       2005      1.111          1.110            6,657
                                                       2004      1.042          1.111            6,657
                                                       2003      1.000          1.042               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.056          1.124          113,010
                                                       2006      1.039          1.056          129,723
                                                       2005      1.036          1.039          135,038
                                                       2004      1.009          1.036          140,311
                                                       2003      1.000          1.009           54,621

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      2.011          2.174               --
                                                       2006      1.609          2.011               --
                                                       2005      1.465          1.609               --
                                                       2004      1.288          1.465               --
                                                       2003      1.000          1.288               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.116          2.256               --
                                                       2006      1.843          2.116               --
                                                       2005      1.759          1.843               --
                                                       2004      1.424          1.759           14,934
                                                       2003      1.000          1.424           10,103

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.355          1.440               --
                                                       2005      1.273          1.355               --
                                                       2004      1.221          1.273               --
                                                       2003      1.000          1.221               --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.161          1.235               --
                                                       2005      1.182          1.161               --
                                                       2004      1.136          1.182               --
                                                       2003      1.000          1.136               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.624          1.770               --
                                                       2005      1.475          1.624               --
                                                       2004      1.295          1.475               --
                                                       2003      1.000          1.295               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.353          1.419               --
                                                       2005      1.323          1.353               --
                                                       2004      1.230          1.323               --
                                                       2003      1.000          1.230               --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.198          1.226               --
                                                       2005      1.193          1.198            2,607
                                                       2004      1.104          1.193            2,537
                                                       2003      1.000          1.104               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.390          1.437               --
                                                       2005      1.349          1.390           35,307
                                                       2004      1.246          1.349            9,849
                                                       2003      1.000          1.246               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (9/03)..............  2006      1.313          1.351               --
                                                       2005      1.234          1.313           86,981
                                                       2004      1.184          1.234           91,451
                                                       2003      1.000          1.184           62,023

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.070          1.136               --
                                                       2005      1.019          1.070               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.012          1.014               --
                                                       2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.028          1.063               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.030          1.073               --
                                                       2005      1.000          1.030               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.032          1.050               --
                                                       2005      1.000          1.032               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.439          1.525               --
                                                       2005      1.312          1.439           23,807
                                                       2004      1.157          1.312           24,519
                                                       2003      1.000          1.157               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.438          1.519               --
                                                       2005      1.426          1.438            2,296
                                                       2004      1.277          1.426           32,738
                                                       2003      1.000          1.277           20,866

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.233          1.271               --
                                                       2005      1.224          1.233          101,211
                                                       2004      1.122          1.224           56,755
                                                       2003      1.000          1.122            6,878

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.154          1.244               --
                                                       2005      1.107          1.154               --
                                                       2004      0.976          1.107               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.531          1.756               --
                                                       2005      1.429          1.531               --
                                                       2004      1.261          1.429               --
                                                       2003      1.000          1.261               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.339          1.418               --
                                                       2005      1.291          1.339               --
                                                       2004      1.187          1.291               --
                                                       2003      1.000          1.187               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.007          1.058               --
                                                       2005      1.000          1.007               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.097          1.106               --
                                                       2005      1.081          1.097               --
                                                       2004      0.979          1.081               --

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.017          1.006               --
                                                       2005      1.022          1.017               --
                                                       2004      1.011          1.022               --
                                                       2003      1.000          1.011               --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.319          1.373               --
                                                       2005      1.320          1.319            8,669
                                                       2004      1.224          1.320            8,669
                                                       2003      1.000          1.224               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.018          1.170               --
                                                       2005      1.000          1.018               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.976          1.117               --
                                                       2005      1.000          0.976               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.065          1.024               --
                                                       2005      1.043          1.065               --
                                                       2004      1.006          1.043               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.671          1.597           53,018
                                                       2006      1.471          1.671           52,650
                                                       2005      1.444          1.471           52,959
                                                       2004      1.256          1.444           32,088
                                                       2003      1.000          1.256            4,136

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.326          1.459               --
                                                       2006      1.269          1.326               --
                                                       2005      1.202          1.269               --
                                                       2004      1.183          1.202               --
                                                       2003      1.000          1.183               --

            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.189          1.155               --
                                                       2005      1.059          1.189               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.463          1.643            9,508
                                                       2006      1.242          1.463           10,117
                                                       2005      1.114          1.242           10,723
                                                       2004      1.000          1.114            8,168

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.330          1.461           11,675
                                                       2006      1.234          1.330           11,888
                                                       2005      1.086          1.234           11,669
                                                       2004      1.000          1.086           10,072

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.242          1.275           10,911
                                                       2006      1.103          1.242           10,410
                                                       2005      1.065          1.103           10,582
                                                       2004      1.000          1.065            8,461

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.352          1.335               --
                                                       2005      1.170          1.352               --
                                                       2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.350          1.751               --
                                                       2005      1.288          1.350               --
                                                       2004      1.000          1.288               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.189          1.246            3,204
                                                       2006      1.044          1.189            3,266
                                                       2005      1.023          1.044            3,223
                                                       2004      1.000          1.023               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.149          0.999               --
                                                       2006      1.132          1.149               --
                                                       2005      1.094          1.132               --
                                                       2004      1.000          1.094               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.204          1.306               --
                                                       2005      1.117          1.204               --
                                                       2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.206          1.341               --
                                                       2005      1.120          1.206               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.376          1.579            3,071
                                                       2006      1.263          1.376            3,323
                                                       2005      1.108          1.263            3,222
                                                       2004      1.000          1.108               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.366          1.426               --
                                                       2006      1.228          1.366               --
                                                       2005      1.040          1.228               --
                                                       2004      1.000          1.040               --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      1.557          1.756            3,206
                                                       2006      1.417          1.557            3,388
                                                       2005      1.228          1.417            3,371
                                                       2004      1.000          1.228               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.190          1.377               --
                                                       2005      1.101          1.190            4,060
                                                       2004      1.000          1.101               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.970          2.480               --
                                                       2006      1.573          1.970               --
                                                       2005      1.262          1.573               --
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.480          1.670               --
                                                       2006      1.246          1.480               --
                                                       2005      1.157          1.246               --
                                                       2004      1.000          1.157               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.192          1.420               --
                                                       2005      1.120          1.192            2,891
                                                       2004      1.000          1.120               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.066          1.088               --
                                                       2005      1.076          1.066               --
                                                       2004      1.008          1.076               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.125          1.160               --
                                                       2005      1.069          1.125               --
                                                       2004      1.000          1.069               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.187          1.412               --
                                                       2006      1.141          1.187               --
                                                       2005      1.039          1.141               --
                                                       2004      1.000          1.039               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.211          1.441               --
                                                       2006      1.149          1.211               --
                                                       2005      1.053          1.149               --
                                                       2004      1.000          1.053               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.295          1.384               --
                                                       2006      1.123          1.295               --
                                                       2005      1.088          1.123               --
                                                       2004      1.000          1.088               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.145          1.278               --
                                                       2005      1.126          1.145               --
                                                       2004      1.000          1.126               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.260          1.210               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.229          1.267               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.228          1.260               --
                                                       2006      1.091          1.228               --
                                                       2005      1.070          1.091               --
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.290          1.230               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.301          1.321               --
                                                       2006      1.125          1.301               --
                                                       2005      1.080          1.125               --
                                                       2004      1.000          1.080               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.073          1.069               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.319          1.419            5,788
                                                       2006      1.197          1.319            5,830
                                                       2005      1.167          1.197            5,669
                                                       2004      1.000          1.167               --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.156          1.254               --
                                                       2006      1.098          1.156               --
                                                       2005      1.076          1.098               --
                                                       2004      0.954          1.076               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.017          1.008               --
                                                       2006      0.999          1.017               --
                                                       2005      0.998          0.999               --
                                                       2004      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.243          1.301               --
                                                       2006      1.076          1.243               --
                                                       2005      1.058          1.076               --
                                                       2004      1.000          1.058               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.039          1.080               --
                                                       2006      1.020          1.039               --
                                                       2005      0.991          1.020               --
                                                       2004      1.000          0.991               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.231          1.272               --
                                                       2006      1.133          1.231               --
                                                       2005      1.055          1.133               --
                                                       2004      1.000          1.055               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.187          1.237               --
                                                       2006      1.080          1.187               --
                                                       2005      1.066          1.080               --
                                                       2004      1.000          1.066               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.274          1.321               --
                                                       2006      1.111          1.274               --
                                                       2005      1.100          1.111               --
                                                       2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.348          1.483               --
                                                       2006      1.229          1.348               --
                                                       2005      1.161          1.229               --
                                                       2004      1.000          1.161               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.089          1.121               --
                                                       2005      1.072          1.089               --
                                                       2004      1.013          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.272          1.319               --
                                                       2006      1.000          1.272               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.163          1.169               --
                                                       2006      1.000          1.163               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.376          1.440               --
                                                       2006      1.000          1.376               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.428          1.433               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.185          1.147               --
                                                       2006      1.000          1.185               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.545          1.498               --
                                                       2006      1.000          1.545               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.363          1.738               --
                                                       2006      1.000          1.363               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.207          1.065               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.179          1.226               --
                                                       2006      1.000          1.179               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.136          1.186               --
                                                       2006      1.000          1.136               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.073          1.092               --
                                                       2006      1.000          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.068          1.051               --
                                                       2006      1.000          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.172          1.283               --
                                                       2006      1.000          1.172               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.155          1.258               --
                                                       2006      1.000          1.155               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.710          1.788               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.392          1.464               --
                                                       2006      1.000          1.392               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.215          1.012               --
                                                       2006      1.000          1.215               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.074          1.133               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.285          1.319               --
                                                       2006      1.000          1.285               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.108          1.221               --
                                                       2006      1.000          1.108               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.164          1.213               --
                                                       2006      1.000          1.164               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.025          0.972               --
                                                       2006      1.000          1.025               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.111          1.308               --
                                                       2006      1.000          1.111               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.049          1.090            7,367
                                                       2006      1.000          1.049            7,210

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.053               --
                                                       2006      1.000          1.026               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.157          1.176               --
                                                       2006      1.000          1.157               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.206          1.228            1,959
                                                       2006      1.000          1.206            1,916

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.066               --
                                                       2006      1.000          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.038          1.071               --
                                                       2006      1.000          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.045          1.070               --
                                                       2006      1.000          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.050          1.071               --
                                                       2006      1.000          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.055          1.071               --
                                                       2006      1.000          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.210          1.232               --
                                                       2006      1.000          1.210               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.088               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.064          1.136               --
                                                       2006      1.000          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.151          1.192               --
                                                       2006      1.000          1.151               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.086          1.111               --
                                                       2006      1.000          1.086               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.001          1.007               --
                                                       2005      0.995          1.001               --
                                                       2004      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.099          1.159               --
                                                       2005      1.063          1.099               --
                                                       2004      0.992          1.063               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.050          1.068               --
                                                       2006      1.066          1.050            7,020
                                                       2005      1.068          1.066            6,474
                                                       2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.063          1.130            8,149
                                                       2006      1.047          1.063            7,954
                                                       2005      1.045          1.047            7,338
                                                       2004      1.000          1.045            6,721

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      1.589          1.716               --
                                                       2006      1.272          1.589               --
                                                       2005      1.160          1.272               --
                                                       2004      1.000          1.160               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.433          1.527               --
                                                       2006      1.249          1.433            5,357
                                                       2005      1.194          1.249            5,391
                                                       2004      1.000          1.194               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.122          1.192               --
                                                       2005      1.055          1.122               --
                                                       2004      1.000          1.055               --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.023          1.088               --
                                                       2005      1.043          1.023               --
                                                       2004      1.000          1.043               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.231          1.341               --
                                                       2005      1.120          1.231               --
                                                       2004      1.000          1.120               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.126          1.181               --
                                                       2005      1.103          1.126            1,802
                                                       2004      1.000          1.103               --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.082          1.107               --
                                                       2005      1.079          1.082               --
                                                       2004      1.000          1.079               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.112          1.149               --
                                                       2005      1.080          1.112               --
                                                       2004      1.000          1.080               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (9/03)..............  2006      1.115          1.146               --
                                                       2005      1.049          1.115               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.069          1.135               --
                                                       2005      1.019          1.069               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.012          1.014               --
                                                       2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.027          1.062               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.030          1.072               --
                                                       2005      1.000          1.030               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.031          1.049               --
                                                       2005      1.000          1.031               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.232          1.306               --
                                                       2005      1.125          1.232               --
                                                       2004      1.000          1.125               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.082          1.143               --
                                                       2005      1.074          1.082               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.104          1.137               --
                                                       2005      1.096          1.104               --
                                                       2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.173          1.265               --
                                                       2005      1.127          1.173               --
                                                       2004      0.994          1.127               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.227          1.406               --
                                                       2005      1.146          1.227               --
                                                       2004      1.000          1.146               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.133          1.200               --
                                                       2005      1.094          1.133               --
                                                       2004      1.000          1.094               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.007          1.057               --
                                                       2005      1.000          1.007               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.119          1.128               --
                                                       2005      1.104          1.119               --
                                                       2004      1.000          1.104               --

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.026          1.014               --
                                                       2005      1.032          1.026            6,730
                                                       2004      1.000          1.032               --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.096          1.141               --
                                                       2005      1.098          1.096               --
                                                       2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.018          1.169               --
                                                       2005      1.000          1.018               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.975          1.116               --
                                                       2005      1.000          0.975               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.095          1.053               --
                                                       2005      1.073          1.095            9,526
                                                       2004      1.036          1.073               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.307          1.248               --
                                                       2006      1.152          1.307               --
                                                       2005      1.132          1.152               --
                                                       2004      1.000          1.132               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.143          1.257               --
                                                       2006      1.095          1.143               --
                                                       2005      1.038          1.095               --
                                                       2004      1.000          1.038               --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.190          1.157               --
                                                       2005      1.059          1.190               --
                                                       2004      1.000          1.059               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.465          1.645               --
                                                       2006      1.243          1.465               --
                                                       2005      1.114          1.243               --
                                                       2004      1.000          1.114               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.332          1.464               --
                                                       2006      1.235          1.332               --
                                                       2005      1.087          1.235               --
                                                       2004      1.000          1.087               --

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.244          1.278               --
                                                       2006      1.103          1.244               --
                                                       2005      1.066          1.103               --
                                                       2004      1.000          1.066               --

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.353          1.336               --
                                                       2005      1.170          1.353               --
                                                       2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.351          1.753               --
                                                       2005      1.289          1.351               --
                                                       2004      1.000          1.289               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.191          1.248               --
                                                       2006      1.045          1.191               --
                                                       2005      1.023          1.045               --
                                                       2004      1.000          1.023               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.150          1.001               --
                                                       2006      1.133          1.150               --
                                                       2005      1.095          1.133               --
                                                       2004      1.000          1.095               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.205          1.308               --
                                                       2005      1.118          1.205               --
                                                       2004      1.000          1.118               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.207          1.342               --
                                                       2005      1.120          1.207               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.378          1.581               --
                                                       2006      1.264          1.378               --
                                                       2005      1.108          1.264               --
                                                       2004      1.000          1.108               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.368          1.428               --
                                                       2006      1.229          1.368               --
                                                       2005      1.041          1.229               --
                                                       2004      1.000          1.041               --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      1.559          1.759               --
                                                       2006      1.418          1.559               --
                                                       2005      1.228          1.418               --
                                                       2004      1.000          1.228               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.191          1.379               --
                                                       2005      1.101          1.191               --
                                                       2004      1.000          1.101               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      1.972          2.484               --
                                                       2006      1.574          1.972               --
                                                       2005      1.263          1.574               --
                                                       2004      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.482          1.673               --
                                                       2006      1.247          1.482               --
                                                       2005      1.157          1.247               --
                                                       2004      1.000          1.157               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.193          1.422               --
                                                       2005      1.120          1.193               --
                                                       2004      1.000          1.120               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.067          1.089               --
                                                       2005      1.077          1.067               --
                                                       2004      1.008          1.077               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.126          1.161               --
                                                       2005      1.069          1.126               --
                                                       2004      1.000          1.069               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.188          1.415               --
                                                       2006      1.142          1.188               --
                                                       2005      1.040          1.142               --
                                                       2004      1.000          1.040               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.213          1.443               --
                                                       2006      1.149          1.213               --
                                                       2005      1.053          1.149               --
                                                       2004      1.000          1.053               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.296          1.387               --
                                                       2006      1.123          1.296               --
                                                       2005      1.088          1.123               --
                                                       2004      1.000          1.088               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.146          1.280               --
                                                       2005      1.127          1.146               --
                                                       2004      1.000          1.127               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.262          1.212               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.231          1.269               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.230          1.262               --
                                                       2006      1.092          1.230               --
                                                       2005      1.071          1.092               --
                                                       2004      1.000          1.071               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.291          1.232               --

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.303          1.324               --
                                                       2006      1.126          1.303               --
                                                       2005      1.080          1.126               --
                                                       2004      1.000          1.080               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.074          1.071               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.321          1.422               --
                                                       2006      1.197          1.321               --
                                                       2005      1.167          1.197               --
                                                       2004      1.000          1.167               --

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.158          1.256               --
                                                       2006      1.099          1.158               --
                                                       2005      1.076          1.099               --
                                                       2004      0.954          1.076               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.018          1.010               --
                                                       2006      1.000          1.018               --
                                                       2005      0.999          1.000               --
                                                       2004      1.000          0.999               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.244          1.303               --
                                                       2006      1.077          1.244               --
                                                       2005      1.058          1.077               --
                                                       2004      1.000          1.058               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.041          1.082               --
                                                       2006      1.021          1.041               --
                                                       2005      0.991          1.021               --
                                                       2004      1.000          0.991               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.232          1.273               --
                                                       2006      1.134          1.232               --
                                                       2005      1.055          1.134               --
                                                       2004      1.000          1.055               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.189          1.239               --
                                                       2006      1.081          1.189               --
                                                       2005      1.066          1.081               --
                                                       2004      1.000          1.066               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.275          1.323               --
                                                       2006      1.112          1.275               --
                                                       2005      1.101          1.112               --
                                                       2004      1.000          1.101               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.350          1.485               --
                                                       2006      1.230          1.350               --
                                                       2005      1.162          1.230               --
                                                       2004      1.000          1.162               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.089          1.122               --
                                                       2005      1.072          1.089               --
                                                       2004      1.013          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.273          1.321               --
                                                       2006      1.000          1.273               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.162          1.167               --
                                                       2006      1.000          1.162               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.378          1.442               --
                                                       2006      1.000          1.378               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.430          1.435               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.186          1.148               --
                                                       2006      1.000          1.186               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.543          1.496               --
                                                       2006      1.000          1.543               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.364          1.741               --
                                                       2006      1.000          1.364               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.208          1.066               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.181          1.228               --
                                                       2006      1.000          1.181               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.137          1.188               --
                                                       2006      1.000          1.137               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.073          1.091            5,120
                                                       2006      1.000          1.073            5,060

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.067          1.050               --
                                                       2006      1.000          1.067               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.174          1.285               --
                                                       2006      1.000          1.174               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.156          1.260               --
                                                       2006      1.000          1.156               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.707          1.785               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.393          1.467               --
                                                       2006      1.000          1.393               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.215          1.013               --
                                                       2006      1.000          1.215               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.073          1.131            7,062

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.286          1.321               --
                                                       2006      1.000          1.286               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.109          1.222               --
                                                       2006      1.000          1.109               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.165          1.215               --
                                                       2006      1.000          1.165               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.024          0.971            8,312
                                                       2006      1.000          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.112          1.310               --
                                                       2006      1.000          1.112               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.050          1.092               --
                                                       2006      1.000          1.050               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.027          1.055            9,205
                                                       2006      1.000          1.027            9,583

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.159          1.178               --
                                                       2006      1.000          1.159               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.208          1.230               --
                                                       2006      1.000          1.208               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.056          1.067               --
                                                       2006      1.000          1.056               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.038          1.072               --
                                                       2006      1.000          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.045          1.071               --
                                                       2006      1.000          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.050          1.072               --
                                                       2006      1.000          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.055          1.072               --
                                                       2006      1.000          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.211          1.234               --
                                                       2006      1.000          1.211               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.087            3,659
                                                       2006      0.996          1.046            3,700

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.064          1.136               --
                                                       2006      1.000          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.152          1.194               --
                                                       2006      1.000          1.152               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.085          1.109           10,823
                                                       2006      1.000          1.085           10,422

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.001          1.008               --
                                                       2005      0.995          1.001               --
                                                       2004      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.100          1.160               --
                                                       2005      1.064          1.100               --
                                                       2004      0.992          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.051          1.070               --
                                                       2006      1.067          1.051               --
                                                       2005      1.068          1.067               --
                                                       2004      1.000          1.068               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.064          1.132               --
                                                       2006      1.047          1.064               --
                                                       2005      1.045          1.047               --
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      1.591          1.719               --
                                                       2006      1.273          1.591               --
                                                       2005      1.160          1.273               --
                                                       2004      1.000          1.160               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      1.435          1.529               --
                                                       2006      1.250          1.435               --
                                                       2005      1.194          1.250               --
                                                       2004      1.000          1.194               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.123          1.193               --
                                                       2005      1.055          1.123               --
                                                       2004      1.000          1.055               --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.024          1.090               --
                                                       2005      1.043          1.024               --
                                                       2004      1.000          1.043               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.232          1.343               --
                                                       2005      1.120          1.232               --
                                                       2004      1.000          1.120               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.127          1.182               --
                                                       2005      1.103          1.127               --
                                                       2004      1.000          1.103               --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.083          1.108               --
                                                       2005      1.079          1.083               --
                                                       2004      1.000          1.079               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.113          1.150               --
                                                       2005      1.080          1.113               --
                                                       2004      1.000          1.080               --

  Travelers Large Cap Subaccount (9/03)..............  2006      1.116          1.147               --
                                                       2005      1.049          1.116               --
                                                       2004      1.000          1.049               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.070          1.135               --
                                                       2005      1.019          1.070               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.012          1.014               --
                                                       2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.028          1.062               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.030          1.072               --
                                                       2005      1.000          1.030               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.032          1.050               --
                                                       2005      1.000          1.032               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.233          1.307               --
                                                       2005      1.125          1.233               --
                                                       2004      1.000          1.125               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.083          1.144               --
                                                       2005      1.074          1.083               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.104          1.138               --
                                                       2005      1.097          1.104               --
                                                       2004      1.000          1.097               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.174          1.266               --
                                                       2005      1.127          1.174               --
                                                       2004      0.994          1.127               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.228          1.408               --
                                                       2005      1.146          1.228               --
                                                       2004      1.000          1.146               --

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.134          1.201               --
                                                       2005      1.094          1.134               --
                                                       2004      1.000          1.094               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.007          1.058               --
                                                       2005      1.000          1.007               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.120          1.129               --
                                                       2005      1.105          1.120               --
                                                       2004      1.000          1.105               --

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.027          1.015               --
                                                       2005      1.033          1.027               --
                                                       2004      1.000          1.033               --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.097          1.142               --
                                                       2005      1.099          1.097               --
                                                       2004      1.000          1.099               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.018          1.169               --
                                                       2005      1.000          1.018               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.975          1.117               --
                                                       2005      1.000          0.975               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.095          1.054               --
                                                       2005      1.073          1.095               --
                                                       2004      1.036          1.073               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.309          1.250               --
                                                       2006      1.153          1.309               --
                                                       2005      1.132          1.153               --
                                                       2004      1.000          1.132               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.145          1.259               --
                                                       2006      1.096          1.145               --
                                                       2005      1.038          1.096               --
                                                       2004      1.000          1.038               --




            PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (10/03)..................................  2006      1.354          1.314               --
                                                       2005      1.207          1.354               --
                                                       2004      1.140          1.207               --
                                                       2003      1.000          1.140               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (6/03).............................................  2007      1.908          2.140               --
                                                       2006      1.622          1.908               --
                                                       2005      1.455          1.622               --
                                                       2004      1.313          1.455               --
                                                       2003      1.000          1.313               --

  American Funds Growth Subaccount (Class 2) (6/03)..  2007      1.682          1.845           13,004
                                                       2006      1.562          1.682           13,008
                                                       2005      1.376          1.562           13,012
                                                       2004      1.252          1.376           13,007
                                                       2003      1.000          1.252            8,906

  American Funds Growth-Income Subaccount (Class 2)
  (6/03).............................................  2007      1.568          1.608           11,271
                                                       2006      1.393          1.568           11,271
                                                       2005      1.348          1.393           11,271
                                                       2004      1.250          1.348           11,257
                                                       2003      1.000          1.250           11,257

Capital Appreciation Fund
  Capital Appreciation Fund (10/03)..................  2006      1.631          1.610               --
                                                       2005      1.413          1.631               --
                                                       2004      1.210          1.413               --
                                                       2003      1.000          1.210               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/03).............................................  2006      1.689          2.189               --
                                                       2005      1.614          1.689               --
                                                       2004      1.258          1.614               --
                                                       2003      1.000          1.258               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/03).....................................  2007      1.387          1.451            4,731
                                                       2006      1.219          1.387            4,731
                                                       2005      1.196          1.219            4,731
                                                       2004      1.165          1.196            4,718
                                                       2003      1.000          1.165            4,718

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/03).....................................  2007      1.456          1.265               --
                                                       2006      1.436          1.456               --
                                                       2005      1.390          1.436               --
                                                       2004      1.278          1.390               --
                                                       2003      1.000          1.278               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (12/03)................................  2006      1.294          1.404               --
                                                       2005      1.202          1.294               --
                                                       2004      1.078          1.202               --
                                                       2003      1.000          1.078               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.291          1.436               --
                                                       2005      1.200          1.291               --
                                                       2004      1.071          1.200               --
                                                       2003      1.000          1.071               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/03).............................................  2007      1.721          1.971               --
                                                       2006      1.581          1.721               --
                                                       2005      1.387          1.581               --
                                                       2004      1.233          1.387               --
                                                       2003      1.000          1.233               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (6/03)...........................  2007      1.529          1.594            4,880
                                                       2006      1.375          1.529            4,885
                                                       2005      1.166          1.375            4,890
                                                       2004      1.179          1.166            4,895
                                                       2003      1.000          1.179               --

  VIP Mid Cap Subaccount (Service Class 2) (6/03)....  2007      2.163          2.437            4,266
                                                       2006      1.970          2.163            4,266
                                                       2005      1.709          1.970            4,266
                                                       2004      1.403          1.709            4,277
                                                       2003      1.000          1.403            4,277

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/03)..........................................  2006      1.427          1.650               --
                                                       2005      1.321          1.427               --
                                                       2004      1.201          1.321               --
                                                       2003      1.000          1.201               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/03)........................  2007      2.792          3.511               --
                                                       2006      2.231          2.792               --
                                                       2005      1.792          2.231               --
                                                       2004      1.471          1.792               --
                                                       2003      1.000          1.471               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.967          2.218               --
                                                       2006      1.658          1.967               --
                                                       2005      1.541          1.658               --
                                                       2004      1.331          1.541               --
                                                       2003      1.210          1.331               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/03)...................................  2006      1.591          1.894               --
                                                       2005      1.497          1.591               --
                                                       2004      1.321          1.497               --
                                                       2003      1.000          1.321               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.046          1.067               --
                                                       2005      1.057          1.046               --
                                                       2004      0.990          1.057               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (7/03).............................................  2006      1.211          1.248               --
                                                       2005      1.152          1.211               --
                                                       2004      1.089          1.152               --
                                                       2003      1.000          1.089               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (12/03)...........................  2007      1.508          1.792               --
                                                       2006      1.451          1.508               --
                                                       2005      1.323          1.451               --
                                                       2004      1.186          1.323               --
                                                       2003      1.000          1.186               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (11/03)....................................  2007      1.554          1.848               --
                                                       2006      1.476          1.554               --
                                                       2005      1.354          1.476               --
                                                       2004      1.379          1.354               --
                                                       2003      1.000          1.379               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (7/03).....................................  2007      1.513          1.616               --
                                                       2006      1.313          1.513               --
                                                       2005      1.273          1.313               --
                                                       2004      1.247          1.273               --
                                                       2003      1.000          1.247               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (10/03).....  2006      1.513          1.687               --
                                                       2005      1.490          1.513               --
                                                       2004      1.327          1.490               --
                                                       2003      1.000          1.327               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.609          1.543               --

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.488          1.533               --

  LMPVET Equity Index Subaccount (Class II) (5/03)...  2007      1.487          1.523               --
                                                       2006      1.322          1.487               --
                                                       2005      1.298          1.322               --
                                                       2004      1.206          1.298               --
                                                       2003      1.000          1.206               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.678          1.599               --

  LMPVET Investors Subaccount (Class I) (7/03).......  2007      1.642          1.667               --
                                                       2006      1.422          1.642               --
                                                       2005      1.366          1.422               --
                                                       2004      1.267          1.366               --
                                                       2003      1.000          1.267               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.379          1.374            7,360

  LMPVET Small Cap Growth Subaccount (Class I)
  (8/03).............................................  2007      1.805          1.939            4,239
                                                       2006      1.639          1.805            4,239
                                                       2005      1.599          1.639            4,239
                                                       2004      1.422          1.599            4,243
                                                       2003      1.000          1.422            4,243

  LMPVET Social Awareness Subaccount (9/04)..........  2007      1.116          1.209               --
                                                       2006      1.061          1.116               --
                                                       2005      1.040          1.061               --
                                                       2004      0.923          1.040               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (12/03)...  2007      1.001          0.991               --
                                                       2006      0.985          1.001               --
                                                       2005      0.985          0.985               --
                                                       2004      0.997          0.985               --
                                                       2003      1.000          0.997               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (8/03).........  2007      1.617          1.693               --
                                                       2006      1.402          1.617               --
                                                       2005      1.379          1.402               --
                                                       2004      1.304          1.379               --
                                                       2003      1.000          1.304               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/03).............................................  2007      1.337          1.389               --
                                                       2006      1.313          1.337            7,367
                                                       2005      1.278          1.313            7,375
                                                       2004      1.301          1.278            4,379
                                                       2003      1.000          1.301               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (7/03).............................................  2007      1.572          1.624               --
                                                       2006      1.449          1.572               --
                                                       2005      1.350          1.449               --
                                                       2004      1.267          1.350               --
                                                       2003      1.000          1.267               --

  LMPVPII Growth and Income Subaccount (Class I)
  (7/03).............................................  2007      1.438          1.498               --
                                                       2006      1.310          1.438               --
                                                       2005      1.294          1.310               --
                                                       2004      1.222          1.294               --
                                                       2003      1.000          1.222               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (8/03).............................................  2007      1.572          1.630               --
                                                       2006      1.372          1.572               --
                                                       2005      1.361          1.372               --
                                                       2004      1.237          1.361               --
                                                       2003      1.000          1.237               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (6/03).............................................  2007      1.758          1.932               --
                                                       2006      1.603          1.758            8,372
                                                       2005      1.516          1.603            8,376
                                                       2004      1.252          1.516            8,386
                                                       2003      1.000          1.252            4,576

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.071          1.102               --
                                                       2005      1.056          1.071               --
                                                       2004      0.998          1.056               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.667          1.727               --
                                                       2006      1.000          1.667               --

  MIST BlackRock High Yield Subaccount (Class A)
  (1/70) *...........................................  2007      1.278          1.283               --
                                                       2006      1.000          1.278               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.597          1.671               --
                                                       2006      1.000          1.597               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.657          1.661               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.183          1.144               --
                                                       2006      1.000          1.183               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.914          1.853            6,834
                                                       2006      1.000          1.914            6,834

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      1.642          2.093               --
                                                       2006      1.000          1.642               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.205          1.062               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.159          1.204               --
                                                       2006      1.000          1.159               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.280          1.336               --
                                                       2006      1.000          1.280               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.072          1.089               --
                                                       2006      1.000          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (1/70) *...........................................  2007      1.067          1.048           13,798
                                                       2006      1.000          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.407          1.538               --
                                                       2006      1.000          1.407               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.154          1.255               --
                                                       2006      1.000          1.154               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.145          2.241               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.363          1.433               --
                                                       2006      1.000          1.363               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.214          1.010               --
                                                       2006      1.000          1.214               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.110          1.169               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.508          1.547               --
                                                       2006      1.000          1.508               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.107          1.219               --
                                                       2006      1.000          1.107               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.136          1.183               --
                                                       2006      1.000          1.136               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.024          0.970               --
                                                       2006      1.000          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.467          1.725               --
                                                       2006      1.000          1.467               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.033          1.073               --
                                                       2006      1.000          1.033               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.004          1.030               --
                                                       2006      1.000          1.004               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      1.354          1.375               --
                                                       2006      1.000          1.354               --

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.439          1.463               --
                                                       2006      1.000          1.439               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.055          1.064               --
                                                       2006      1.000          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.037          1.070               --
                                                       2006      1.000          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.044          1.069               --
                                                       2006      1.000          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.049          1.069               --
                                                       2006      1.000          1.049               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.054          1.069               --
                                                       2006      1.000          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.343          1.367               --
                                                       2006      1.000          1.343               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.085               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (1/70)...................................  2007      1.063          1.134               --
                                                       2006      1.000          1.063               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.128          1.168               --
                                                       2006      1.000          1.128               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.051          1.072               --
                                                       2006      1.000          1.051               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.981          0.987               --
                                                       2005      0.976          0.981               --
                                                       2004      0.989          0.976               --
                                                       2003      1.000          0.989               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/04).....................................  2006      1.082          1.140               --
                                                       2005      1.047          1.082               --
                                                       2004      0.977          1.047               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (9/03)......................................  2007      1.086          1.105               --
                                                       2006      1.104          1.086               --
                                                       2005      1.107          1.104               --
                                                       2004      1.041          1.107               --
                                                       2003      1.000          1.041               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.113               --
                                                       2006      1.033          1.048               --
                                                       2005      1.032          1.033               --
                                                       2004      1.008          1.032               --
                                                       2003      1.000          1.008               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (6/03).........................................  2007      1.997          2.156               --
                                                       2006      1.600          1.997               --
                                                       2005      1.460          1.600               --
                                                       2004      1.287          1.460               --
                                                       2003      1.000          1.287               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/03).............................................  2007      2.101          2.238               --
                                                       2006      1.833          2.101               --
                                                       2005      1.753          1.833               --
                                                       2004      1.422          1.753               --
                                                       2003      1.000          1.422               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/03)............................................  2006      1.347          1.431               --
                                                       2005      1.269          1.347               --
                                                       2004      1.219          1.269               --
                                                       2003      1.000          1.219               --

  Travelers Convertible Securities Subaccount
  (7/03).............................................  2006      1.155          1.228               --
                                                       2005      1.178          1.155               --
                                                       2004      1.135          1.178               --
                                                       2003      1.000          1.135               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/03).............................................  2006      1.615          1.759               --
                                                       2005      1.470          1.615               --
                                                       2004      1.293          1.470               --
                                                       2003      1.000          1.293               --

  Travelers Equity Income Subaccount (7/03)..........  2006      1.345          1.410               --
                                                       2005      1.318          1.345               --
                                                       2004      1.228          1.318               --
                                                       2003      1.000          1.228               --

  Travelers Federated High Yield Subaccount (9/03)...  2006      1.191          1.218               --
                                                       2005      1.189          1.191               --
                                                       2004      1.103          1.189               --
                                                       2003      1.000          1.103               --

  Travelers Federated Stock Subaccount (6/03)........  2006      1.383          1.428               --
                                                       2005      1.344          1.383               --
                                                       2004      1.245          1.344               --
                                                       2003      1.000          1.245               --

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (9/03)..............  2006      1.306          1.343               --
                                                       2005      1.230          1.306               --
                                                       2004      1.182          1.230               --
                                                       2003      1.000          1.182               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.069          1.134               --
                                                       2005      1.019          1.069               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (10/05).................................  2006      1.012          1.013               --
                                                       2005      1.000          1.012               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (7/05)..................................  2006      1.027          1.061               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (1/70).......................  2006      1.029          1.071               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (1/70).....................  2006      1.031          1.048               --
                                                       2005      1.000          1.031               --

  Travelers Mercury Large Cap Core Subaccount
  (7/03).............................................  2006      1.431          1.516               --
                                                       2005      1.308          1.431               --
                                                       2004      1.155          1.308               --
                                                       2003      1.000          1.155               --

  Travelers MFS(R) Mid Cap Growth Subaccount (6/03)..  2006      1.431          1.510               --
                                                       2005      1.421          1.431               --
                                                       2004      1.275          1.421               --
                                                       2003      1.000          1.275               --

  Travelers MFS(R) Total Return Subaccount (5/03)....  2006      1.226          1.263               --
                                                       2005      1.220          1.226               --
                                                       2004      1.120          1.220               --
                                                       2003      1.000          1.120               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.150          1.239               --
                                                       2005      1.106          1.150               --
                                                       2004      0.976          1.106               --

  Travelers Mondrian International Stock Subaccount
  (8/03).............................................  2006      1.523          1.745               --
                                                       2005      1.424          1.523            6,834
                                                       2004      1.259          1.424            6,836
                                                       2003      1.000          1.259            6,836

                                PORTFOLIO ARCHITECT II -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (4/03)...........  2006      1.332          1.410               --
                                                       2005      1.287          1.332               --
                                                       2004      1.185          1.287               --
                                                       2003      1.000          1.185               --

  Travelers Pioneer Mid Cap Value Subaccount (8/05)..  2006      1.006          1.057               --
                                                       2005      1.000          1.006               --

  Travelers Pioneer Strategic Income Subaccount
  (6/04).............................................  2006      1.094          1.102               --
                                                       2005      1.080          1.094               --
                                                       2004      0.978          1.080               --

  Travelers Quality Bond Subaccount (8/03)...........  2006      1.012          1.000               --
                                                       2005      1.019          1.012               --
                                                       2004      1.010          1.019               --
                                                       2003      1.000          1.010               --

  Travelers Strategic Equity Subaccount (7/03).......  2006      1.312          1.365               --
                                                       2005      1.316          1.312               --
                                                       2004      1.222          1.316               --
                                                       2003      1.000          1.222               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (7/05)..................................  2006      1.017          1.168               --
                                                       2005      1.000          1.017               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (7/05)..................................  2006      0.975          1.115               --
                                                       2005      1.000          0.975               --

  Travelers U.S. Government Securities Subaccount
  (8/04).............................................  2006      1.061          1.020               --
                                                       2005      1.041          1.061               --
                                                       2004      1.006          1.041               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (6/03).............................................  2007      1.659          1.582               --
                                                       2006      1.463          1.659               --
                                                       2005      1.439          1.463               --
                                                       2004      1.254          1.439               --
                                                       2003      1.000          1.254               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (1/04).............................................  2007      1.316          1.446               --
                                                       2006      1.262          1.316               --
                                                       2005      1.198          1.262               --
                                                       2004      1.181          1.198               --
                                                       2003      1.000          1.181               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PIONEER ANNUISTAR VALUE

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.70%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.257          1.339               --
                                                       2006      1.205          1.257               --
                                                       2005      1.129          1.205               --
                                                       2004      1.080          1.129               --
                                                       2003      1.000          1.080               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.373          1.475               --
                                                       2006      1.259          1.373               --
                                                       2005      1.193          1.259               --
                                                       2004      1.069          1.193               --
                                                       2003      1.000          1.069               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.392          1.331           17,659
                                                       2006      1.209          1.392           17,633
                                                       2005      1.189          1.209               --
                                                       2004      1.089          1.189               --
                                                       2003      1.000          1.089               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.305          1.427               --
                                                       2006      1.221          1.305               --
                                                       2005      1.185          1.221               --
                                                       2004      1.081          1.185               --
                                                       2003      1.000          1.081               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.678          1.904               --
                                                       2006      1.405          1.678               --
                                                       2005      1.297          1.405               --
                                                       2004      1.113          1.297               --
                                                       2003      1.000          1.113               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.387          1.335           20,855

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.294          1.298               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.460          1.397               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.200          1.257               --
                                                       2006      1.035          1.200               --
                                                       2005      0.950          1.035               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.265          1.300               --
                                                       2006      1.146          1.265               --
                                                       2005      1.132          1.146               --
                                                       2004      1.061          1.132               --
                                                       2003      1.000          1.061               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.353          1.399               --
                                                       2006      1.242          1.353           20,518
                                                       2005      1.152          1.242               --
                                                       2004      1.077          1.152               --
                                                       2003      1.000          1.077               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.322          1.379               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.007          1.132               --
                                                       2006      1.000          1.007               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.066               --
                                                       2006      1.000          1.032               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.979               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.098           47,201
                                                       2006      1.000          1.051           47,521

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.002          1.010               --
                                                       2005      0.990          1.002               --
                                                       2004      0.997          0.990               --
                                                       2003      1.000          0.997               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.177          1.230               --
                                                       2005      1.141          1.177               --
                                                       2004      1.089          1.141               --
                                                       2003      1.000          1.089               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.514          1.648               --
                                                       2005      1.350          1.514               --
                                                       2004      1.155          1.350               --
                                                       2003      1.000          1.155               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.035          1.073               --
                                                       2006      1.021          1.035               --
                                                       2005      1.020          1.021               --
                                                       2004      1.007          1.020               --
                                                       2003      1.000          1.007               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.995          1.118               --
                                                       2005      1.000          0.995               --
                                                       2004      0.994          1.000               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.103          1.173               --
                                                       2005      1.082          1.103               --
                                                       2004      1.052          1.082               --
                                                       2003      1.000          1.052               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.249          1.307           32,589
                                                       2006      1.085          1.249           32,299
                                                       2005      1.020          1.085               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.527          3.539            3,107
                                                       2006      1.897          2.527            3,448
                                                       2005      1.402          1.897               --
                                                       2004      1.202          1.402               --
                                                       2003      1.000          1.202               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.552          1.534           15,112
                                                       2006      1.293          1.552           15,743
                                                       2005      1.246          1.293           16,437
                                                       2004      1.092          1.246               --
                                                       2003      1.000          1.092               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.247          1.372               --
                                                       2006      1.064          1.247               --
                                                       2005      1.000          1.064               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.449          1.839               --
                                                       2005      1.367          1.449               --
                                                       2004      1.176          1.367               --
                                                       2003      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.420          1.463               --
                                                       2006      1.242          1.420               --
                                                       2005      1.192          1.242               --
                                                       2004      1.093          1.192               --
                                                       2003      1.000          1.093               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.145          1.149               --
                                                       2006      1.039          1.145               --
                                                       2005      1.026          1.039               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.201          1.247               --
                                                       2006      1.129          1.201               --
                                                       2005      1.129          1.129               --
                                                       2004      1.066          1.129               --
                                                       2003      1.000          1.066               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.219          1.261               --
                                                       2006      1.084          1.219               --
                                                       2005      1.014          1.084               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.178          1.225               --
                                                       2006      1.064          1.178               --
                                                       2005      0.991          1.064               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.141          1.185           47,430
                                                       2006      1.049          1.141           49,409
                                                       2005      0.976          1.049           51,588

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.186          1.253               --
                                                       2006      1.107          1.186               --
                                                       2005      1.091          1.107               --
                                                       2004      1.043          1.091               --
                                                       2003      1.000          1.043               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.831          2.039            7,153
                                                       2006      1.519          1.831            7,451
                                                       2005      1.342          1.519            7,780
                                                       2004      1.152          1.342               --
                                                       2003      1.000          1.152               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.581          1.637               --
                                                       2006      1.432          1.581               --
                                                       2005      1.353          1.432               --
                                                       2004      1.130          1.353               --
                                                       2003      1.000          1.130               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.176          1.250           23,863
                                                       2006      1.164          1.176           23,448
                                                       2005      1.094          1.164               --
                                                       2004      1.023          1.094               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.221          1.767            7,792
                                                       2006      1.655          2.221            7,857
                                                       2005      1.466          1.655               --
                                                       2004      1.101          1.466               --
                                                       2003      1.000          1.101               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.169          1.381               --
                                                       2006      1.103          1.169               --
                                                       2005      1.072          1.103               --
                                                       2004      1.049          1.072               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.589          1.450           10,321
                                                       2006      1.416          1.589           10,321
                                                       2005      1.297          1.416               --
                                                       2004      1.100          1.297               --
                                                       2003      1.000          1.100               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.181          1.253               --
                                                       2005      1.181          1.181               --
                                                       2004      1.061          1.181               --
                                                       2003      1.000          1.061               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.201          1.253           43,016
                                                       2006      1.150          1.201           43,716
                                                       2005      1.141          1.150           18,236
                                                       2004      1.055          1.141               --
                                                       2003      1.000          1.055               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.70% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.399          1.399               --
                                                       2006      1.237          1.399               --
                                                       2005      1.202          1.237               --
                                                       2004      1.097          1.202               --
                                                       2003      1.000          1.097               --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.422          1.515                --
                                                       2006      1.364          1.422                --
                                                       2005      1.279          1.364                --
                                                       2004      1.224          1.279                --
                                                       2003      1.000          1.224                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.594          1.712                --
                                                       2006      1.462          1.594                --
                                                       2005      1.387          1.462                --
                                                       2004      1.243          1.387                --
                                                       2003      1.000          1.243                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.549          1.481            27,482
                                                       2006      1.346          1.549            27,586
                                                       2005      1.324          1.346            29,997
                                                       2004      1.214          1.324            35,918
                                                       2003      1.000          1.214                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.606          1.756             9,320
                                                       2006      1.504          1.606             9,705
                                                       2005      1.460          1.504                --
                                                       2004      1.333          1.460                --
                                                       2003      1.000          1.333                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      2.011          2.282            27,954
                                                       2006      1.685          2.011            29,061
                                                       2005      1.557          1.685            10,361
                                                       2004      1.336          1.557            11,039
                                                       2003      1.000          1.336                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.612          1.551                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.356          1.359                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.718          1.644             3,205

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.199          1.256                --
                                                       2006      1.035          1.199                --
                                                       2005      0.950          1.035                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.325          1.362                --
                                                       2006      1.201          1.325                --
                                                       2005      1.187          1.201                --
                                                       2004      1.113          1.187                --
                                                       2003      1.000          1.113                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.573          1.627                --
                                                       2006      1.445          1.573                --
                                                       2005      1.342          1.445                --
                                                       2004      1.255          1.342                --
                                                       2003      1.000          1.255                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.496          1.560                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.007          1.131            25,106
                                                       2006      1.000          1.007            24,653

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.060            43,594
                                                       2006      1.000          1.026            17,507

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.978                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.051          1.098                --
                                                       2006      1.000          1.051                --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.997          1.005                --
                                                       2005      0.986          0.997            18,645
                                                       2004      0.993          0.986            19,865
                                                       2003      1.000          0.993                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.330          1.389                --
                                                       2005      1.290          1.330                --
                                                       2004      1.231          1.290                --
                                                       2003      1.000          1.231                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.848          2.011                --
                                                       2005      1.649          1.848                --
                                                       2004      1.411          1.649                --
                                                       2003      1.000          1.411                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.021          1.058                --
                                                       2006      1.007          1.021                --
                                                       2005      1.007          1.007                --
                                                       2004      0.994          1.007                --
                                                       2003      1.000          0.994                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.994          1.117                --
                                                       2005      1.000          0.994                --
                                                       2004      0.994          1.000                --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.161          1.234                --
                                                       2005      1.139          1.161            33,952
                                                       2004      1.109          1.139            36,173
                                                       2003      1.000          1.109                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091            19,483

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.248          1.305           131,355
                                                       2006      1.084          1.248           147,395
                                                       2005      1.020          1.084            13,651

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.167          4.433            44,929
                                                       2006      2.378          3.167            47,018
                                                       2005      1.759          2.378             4,460
                                                       2004      1.508          1.759             3,035
                                                       2003      1.000          1.508                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.708          1.687            78,900
                                                       2006      1.423          1.708            78,533
                                                       2005      1.372          1.423            10,312
                                                       2004      1.203          1.372            15,160
                                                       2003      1.000          1.203                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.246          1.370                --
                                                       2006      1.063          1.246            19,994
                                                       2005      1.000          1.063                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.577          2.000                --
                                                       2005      1.488          1.577                --
                                                       2004      1.281          1.488                --
                                                       2003      1.000          1.281                --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.571          1.618                --
                                                       2006      1.374          1.571                --
                                                       2005      1.320          1.374                --
                                                       2004      1.211          1.320                --
                                                       2003      1.000          1.211                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.144          1.148            39,156
                                                       2006      1.039          1.144            20,807
                                                       2005      1.026          1.039            14,368

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.295          1.344            22,054
                                                       2006      1.218          1.295             6,461
                                                       2005      1.219          1.218                --
                                                       2004      1.151          1.219                --
                                                       2003      1.000          1.151                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.218          1.259             6,144
                                                       2006      1.083          1.218             6,168
                                                       2005      1.014          1.083             6,195

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.177          1.223         1,439,974
                                                       2006      1.063          1.177         1,451,335
                                                       2005      0.991          1.063         1,365,800

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.140          1.184            32,376
                                                       2006      1.049          1.140            34,427
                                                       2005      0.976          1.049                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.308          1.381                --
                                                       2006      1.221          1.308                --
                                                       2005      1.204          1.221                --
                                                       2004      1.152          1.204                --
                                                       2003      1.000          1.152                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.044          2.274                --
                                                       2006      1.697          2.044                --
                                                       2005      1.499          1.697                --
                                                       2004      1.288          1.499                --
                                                       2003      1.000          1.288                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.846          1.911             7,233
                                                       2006      1.673          1.846             7,260
                                                       2005      1.582          1.673                --
                                                       2004      1.322          1.582            13,464
                                                       2003      1.000          1.322                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.174          1.248            26,371
                                                       2006      1.163          1.174            26,159
                                                       2005      1.094          1.163            12,547
                                                       2004      1.022          1.094                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.537          2.016             4,020
                                                       2006      1.891          2.537             3,368
                                                       2005      1.676          1.891                --
                                                       2004      1.259          1.676             9,713
                                                       2003      1.000          1.259                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.168          1.378                --
                                                       2006      1.102          1.168                --
                                                       2005      1.072          1.102                --
                                                       2004      1.049          1.072                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.952          1.780            19,973
                                                       2006      1.740          1.952            17,549
                                                       2005      1.594          1.740             8,504
                                                       2004      1.353          1.594            13,226
                                                       2003      1.000          1.353                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.426          1.514                --
                                                       2005      1.428          1.426                --
                                                       2004      1.284          1.428                --
                                                       2003      1.000          1.284                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.236          1.289            16,323
                                                       2006      1.184          1.236                --
                                                       2005      1.175          1.184                --
                                                       2004      1.088          1.175                --
                                                       2003      1.000          1.088                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.515          1.514                --
                                                       2006      1.340          1.515                --
                                                       2005      1.303          1.340                --
                                                       2004      1.190          1.303                --
                                                       2003      1.000          1.190                --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.90%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.248          1.329               --
                                                       2006      1.200          1.248           19,465
                                                       2005      1.126          1.200           18,575
                                                       2004      1.079          1.126           14,804
                                                       2003      1.000          1.079               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.364          1.463           13,751
                                                       2006      1.253          1.364           14,076
                                                       2005      1.190          1.253           13,707
                                                       2004      1.068          1.190           11,715
                                                       2003      1.000          1.068               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.383          1.320          152,572
                                                       2006      1.203          1.383          152,126
                                                       2005      1.185          1.203          161,331
                                                       2004      1.088          1.185          166,429
                                                       2003      1.000          1.088               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.296          1.415           55,528
                                                       2006      1.215          1.296           39,224
                                                       2005      1.182          1.215           39,018
                                                       2004      1.081          1.182           36,947
                                                       2003      1.000          1.081               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.667          1.888           51,119
                                                       2006      1.399          1.667           54,400
                                                       2005      1.294          1.399           59,262
                                                       2004      1.113          1.294           62,699
                                                       2003      1.000          1.113               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.377          1.323           17,167

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.285          1.287           30,995

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.449          1.385               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.196          1.252               --
                                                       2006      1.034          1.196               --
                                                       2005      0.950          1.034               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.256          1.291               --
                                                       2006      1.141          1.256           31,367
                                                       2005      1.129          1.141           31,193
                                                       2004      1.061          1.129           24,229
                                                       2003      1.000          1.061               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.344          1.389               --
                                                       2006      1.237          1.344           15,746
                                                       2005      1.149          1.237           15,341
                                                       2004      1.077          1.149           11,912
                                                       2003      1.000          1.077               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.313          1.367           19,740

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.006          1.128           68,267
                                                       2006      1.000          1.006           75,238

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.025          1.057           21,980
                                                       2006      1.000          1.025            1,312

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.050          1.095           24,247
                                                       2006      1.000          1.050           30,712

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.997          1.005               --
                                                       2005      0.988          0.997            1,251
                                                       2004      0.996          0.988            1,115
                                                       2003      1.000          0.996               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.171          1.223               --
                                                       2005      1.139          1.171           61,346
                                                       2004      1.088          1.139           71,475
                                                       2003      1.000          1.088               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.507          1.639               --
                                                       2005      1.347          1.507           20,984
                                                       2004      1.154          1.347           24,509
                                                       2003      1.000          1.154               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.028          1.064               --
                                                       2006      1.016          1.028               --
                                                       2005      1.017          1.016               --
                                                       2004      1.006          1.017               --
                                                       2003      1.000          1.006               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.992          1.112               --
                                                       2005      0.999          0.992           20,728
                                                       2004      0.993          0.999           18,843

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.098          1.165               --
                                                       2005      1.079          1.098           35,938
                                                       2004      1.052          1.079           47,669
                                                       2003      1.000          1.052               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.245          1.299               --
                                                       2006      1.083          1.245               --
                                                       2005      1.019          1.083               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.511          3.509           20,024
                                                       2006      1.888          2.511           22,646
                                                       2005      1.398          1.888           28,291
                                                       2004      1.201          1.398           22,660
                                                       2003      1.000          1.201               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.542          1.521          144,447
                                                       2006      1.287          1.542          153,352
                                                       2005      1.243          1.287          164,842
                                                       2004      1.092          1.243          170,578
                                                       2003      1.000          1.092               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.243          1.364               --
                                                       2006      1.062          1.243               --
                                                       2005      1.000          1.062               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.442          1.827               --
                                                       2005      1.363          1.442              773
                                                       2004      1.176          1.363              254
                                                       2003      1.000          1.176               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.411          1.451          184,559
                                                       2006      1.236          1.411          163,235
                                                       2005      1.189          1.236          171,444
                                                       2004      1.092          1.189          199,552
                                                       2003      1.000          1.092               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.141          1.143               --
                                                       2006      1.038          1.141               --
                                                       2005      1.025          1.038               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.193          1.236           69,761
                                                       2006      1.124          1.193           74,050
                                                       2005      1.126          1.124           69,294
                                                       2004      1.065          1.126           58,955
                                                       2003      1.000          1.065               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.215          1.254               --
                                                       2006      1.082          1.215               --
                                                       2005      1.013          1.082               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.174          1.218           69,228
                                                       2006      1.062          1.174           64,568
                                                       2005      0.991          1.062           64,595

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.137          1.179          185,113
                                                       2006      1.047          1.137          144,455
                                                       2005      0.976          1.047          111,797

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.179          1.242            7,949
                                                       2006      1.102          1.179            8,115
                                                       2005      1.088          1.102           11,941
                                                       2004      1.043          1.088            8,147
                                                       2003      1.000          1.043               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.819          2.021           15,438
                                                       2006      1.512          1.819           16,215
                                                       2005      1.338          1.512           19,131
                                                       2004      1.152          1.338           23,324
                                                       2003      1.000          1.152               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.570          1.623           82,867
                                                       2006      1.425          1.570           93,899
                                                       2005      1.350          1.425           99,828
                                                       2004      1.130          1.350           99,962
                                                       2003      1.000          1.130               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.170          1.241           52,050
                                                       2006      1.160          1.170           62,960
                                                       2005      1.092          1.160           46,259
                                                       2004      1.022          1.092           54,270

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.207          1.752           10,513
                                                       2006      1.648          2.207           10,667
                                                       2005      1.462          1.648           12,316
                                                       2004      1.101          1.462           15,067
                                                       2003      1.000          1.101               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.163          1.371               --
                                                       2006      1.099          1.163           37,225
                                                       2005      1.071          1.099           38,723
                                                       2004      1.049          1.071           46,421

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.579          1.438           52,063
                                                       2006      1.410          1.579           52,684
                                                       2005      1.293          1.410           51,135
                                                       2004      1.099          1.293           43,979
                                                       2003      1.000          1.099               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.175          1.247               --
                                                       2005      1.178          1.175            9,385
                                                       2004      1.061          1.178           17,328
                                                       2003      1.000          1.061               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.193          1.242           37,051
                                                       2006      1.144          1.193           40,502
                                                       2005      1.138          1.144           41,191
                                                       2004      1.055          1.138           34,387
                                                       2003      1.000          1.055               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.90% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.389          1.387               --
                                                       2006      1.231          1.389           38,445
                                                       2005      1.198          1.231           37,085
                                                       2004      1.096          1.198           37,401
                                                       2003      1.000          1.096               --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 1.95%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.411          1.503                --
                                                       2006      1.357          1.411           245,854
                                                       2005      1.274          1.357           284,977
                                                       2004      1.222          1.274           231,497
                                                       2003      1.000          1.222                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.583          1.696           173,532
                                                       2006      1.454          1.583           180,281
                                                       2005      1.382          1.454           183,457
                                                       2004      1.241          1.382           108,904
                                                       2003      1.000          1.241                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.538          1.468           873,265
                                                       2006      1.339          1.538           917,416
                                                       2005      1.320          1.339           940,154
                                                       2004      1.213          1.320           637,163
                                                       2003      1.000          1.213                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.595          1.739           171,256
                                                       2006      1.496          1.595           181,691
                                                       2005      1.456          1.496           192,772
                                                       2004      1.331          1.456           195,100
                                                       2003      1.000          1.331                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.996          2.260           338,225
                                                       2006      1.676          1.996           384,846
                                                       2005      1.551          1.676           258,807
                                                       2004      1.335          1.551           177,969
                                                       2003      1.000          1.335                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.600          1.537           591,557

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.345          1.346           373,703

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.705          1.629            95,832

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.194          1.250                --
                                                       2006      1.033          1.194                --
                                                       2005      0.950          1.033                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.315          1.351                --
                                                       2006      1.194          1.315           416,781
                                                       2005      1.183          1.194           398,222
                                                       2004      1.112          1.183           267,186
                                                       2003      1.000          1.112                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.562          1.614                --
                                                       2006      1.438          1.562           598,287
                                                       2005      1.337          1.438           656,296
                                                       2004      1.253          1.337           533,462
                                                       2003      1.000          1.253                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.484          1.545           242,982

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.006          1.127           262,382
                                                       2006      1.000          1.006           257,892

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.050         6,539,378
                                                       2006      1.000          1.019           410,536

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.094           627,831
                                                       2006      1.000          1.049           635,885

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.991          0.999                --
                                                       2005      0.982          0.991           555,003
                                                       2004      0.992          0.982         1,188,876
                                                       2003      1.000          0.992            90,248

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.322          1.381                --
                                                       2005      1.286          1.322           178,734
                                                       2004      1.230          1.286           151,437
                                                       2003      1.000          1.230                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.838          1.999                --
                                                       2005      1.643          1.838           309,893
                                                       2004      1.409          1.643           181,942
                                                       2003      1.000          1.409                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.013          1.048                --
                                                       2006      1.001          1.013           641,030
                                                       2005      1.003          1.001           653,184
                                                       2004      0.993          1.003           468,464
                                                       2003      1.000          0.993                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.991          1.111                --
                                                       2005      0.998          0.991            42,068
                                                       2004      0.993          0.998            41,461

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.155          1.225                --
                                                       2005      1.136          1.155           219,105
                                                       2004      1.107          1.136           157,092
                                                       2003      1.000          1.107                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091           646,077

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.244          1.297           143,160
                                                       2006      1.082          1.244           140,730
                                                       2005      1.019          1.082           146,470

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.144          4.391           167,274
                                                       2006      2.366          3.144           130,823
                                                       2005      1.753          2.366           154,430
                                                       2004      1.506          1.753           140,964
                                                       2003      1.000          1.506                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.695          1.671           533,932
                                                       2006      1.415          1.695           597,342
                                                       2005      1.368          1.415           605,737
                                                       2004      1.202          1.368           426,769
                                                       2003      1.000          1.202                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.242          1.363                --
                                                       2006      1.062          1.242                --
                                                       2005      1.000          1.062                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.568          1.986                --
                                                       2005      1.483          1.568            32,721
                                                       2004      1.280          1.483            13,099
                                                       2003      1.000          1.280                --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.560          1.603           844,967
                                                       2006      1.367          1.560           682,529
                                                       2005      1.316          1.367           738,510
                                                       2004      1.209          1.316           586,630
                                                       2003      1.000          1.209                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.140          1.141            13,062
                                                       2006      1.037          1.140            13,016
                                                       2005      1.025          1.037            15,394

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.286          1.332           781,784
                                                       2006      1.211          1.286           918,382
                                                       2005      1.215          1.211         1,032,790
                                                       2004      1.149          1.215           746,313
                                                       2003      1.000          1.149                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.214          1.252             7,940
                                                       2006      1.081          1.214             7,940
                                                       2005      1.013          1.081                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.173          1.217            27,628
                                                       2006      1.062          1.173            19,939
                                                       2005      0.991          1.062            19,966

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.136          1.177           302,807
                                                       2006      1.047          1.136           315,267
                                                       2005      0.976          1.047                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.299          1.368           161,959
                                                       2006      1.215          1.299           157,388
                                                       2005      1.200          1.215           155,730
                                                       2004      1.151          1.200           149,246
                                                       2003      1.000          1.151                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.029          2.253           212,932
                                                       2006      1.688          2.029           166,644
                                                       2005      1.494          1.688           129,994
                                                       2004      1.286          1.494            27,095
                                                       2003      1.000          1.286                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.832          1.893           311,109
                                                       2006      1.664          1.832           361,809
                                                       2005      1.576          1.664           359,343
                                                       2004      1.320          1.576           236,024
                                                       2003      1.000          1.320                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.168          1.238           264,732
                                                       2006      1.159          1.168           287,108
                                                       2005      1.092          1.159           231,337
                                                       2004      1.022          1.092            40,688

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.518          1.998           366,841
                                                       2006      1.881          2.518           418,229
                                                       2005      1.670          1.881           441,307
                                                       2004      1.258          1.670           237,566
                                                       2003      1.000          1.258                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.161          1.368                --
                                                       2006      1.098          1.161           104,074
                                                       2005      1.070          1.098           103,572
                                                       2004      1.049          1.070            59,182

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.938          1.764           182,014
                                                       2006      1.731          1.938           211,180
                                                       2005      1.589          1.731           274,235
                                                       2004      1.351          1.589            92,868
                                                       2003      1.000          1.351                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.419          1.504                --
                                                       2005      1.423          1.419            67,239
                                                       2004      1.282          1.423            61,193
                                                       2003      1.000          1.282                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.227          1.277         1,079,004
                                                       2006      1.177          1.227         1,518,285
                                                       2005      1.171          1.177         1,256,972
                                                       2004      1.086          1.171           848,679
                                                       2003      1.000          1.086                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 1.95% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.504          1.501                --
                                                       2006      1.333          1.504           334,921
                                                       2005      1.298          1.333           360,467
                                                       2004      1.188          1.298           250,563
                                                       2003      1.000          1.188                --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.00%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.169          1.245               --
                                                       2006      1.125          1.169               --
                                                       2005      1.057          1.125               --
                                                       2004      1.000          1.057               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.221          1.308           33,756
                                                       2006      1.122          1.221           46,572
                                                       2005      1.067          1.122           33,961
                                                       2004      1.000          1.067               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.251          1.193               --
                                                       2006      1.089          1.251           38,461
                                                       2005      1.075          1.089               --
                                                       2004      1.000          1.075               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.190          1.297           76,731
                                                       2006      1.117          1.190           27,657
                                                       2005      1.087          1.117           27,553
                                                       2004      1.000          1.087               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.489          1.685           33,197
                                                       2006      1.251          1.489            4,508
                                                       2005      1.158          1.251            4,934
                                                       2004      1.000          1.158               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.260          1.211               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.199          1.200               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.299          1.241               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.193          1.249               --
                                                       2006      1.033          1.193           26,960
                                                       2005      0.950          1.033               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.172          1.204               --
                                                       2006      1.065          1.172               --
                                                       2005      1.056          1.065               --
                                                       2004      1.000          1.056               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.231          1.272               --
                                                       2006      1.134          1.231               --
                                                       2005      1.055          1.134               --
                                                       2004      1.000          1.055               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.229          1.280           21,498

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.126               --
                                                       2006      1.000          1.005               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.032          1.063               --
                                                       2006      1.000          1.032               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.977               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.049          1.093           52,575
                                                       2006      1.000          1.049           70,004

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.005          1.012               --
                                                       2005      0.996          1.005               --
                                                       2004      1.000          0.996               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.078          1.125               --
                                                       2005      1.049          1.078               --
                                                       2004      1.000          1.049               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.310          1.424               --
                                                       2005      1.171          1.310           24,184
                                                       2004      1.000          1.171               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.044          1.079               --
                                                       2006      1.032          1.044               --
                                                       2005      1.035          1.032               --
                                                       2004      1.000          1.035               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.986          1.105               --
                                                       2005      0.994          0.986            5,578
                                                       2004      0.989          0.994               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.045          1.108               --
                                                       2005      1.028          1.045               --
                                                       2004      1.000          1.028               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.242          1.296           13,012
                                                       2006      1.082          1.242           51,016
                                                       2005      1.019          1.082               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.325          3.247           16,844
                                                       2006      1.751          2.325            4,904
                                                       2005      1.298          1.751               --
                                                       2004      1.000          1.298               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.396          1.375               --
                                                       2006      1.166          1.396           20,562
                                                       2005      1.127          1.166               --
                                                       2004      1.000          1.127               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.241          1.361               --
                                                       2006      1.061          1.241               --
                                                       2005      1.000          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.247          1.578               --
                                                       2005      1.180          1.247               --
                                                       2004      1.000          1.180               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.294          1.329            5,295
                                                       2006      1.134          1.294            5,139
                                                       2005      1.093          1.134            5,379
                                                       2004      1.000          1.093               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.139          1.140               --
                                                       2006      1.037          1.139               --
                                                       2005      1.025          1.037               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.150          1.190               --
                                                       2006      1.084          1.150               --
                                                       2005      1.087          1.084               --
                                                       2004      1.000          1.087               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.213          1.250               --
                                                       2006      1.081          1.213               --
                                                       2005      1.013          1.081               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.172          1.215               --
                                                       2006      1.061          1.172               --
                                                       2005      0.991          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.135          1.176               --
                                                       2006      1.047          1.135               --
                                                       2005      0.976          1.047               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.171          1.233           39,121
                                                       2006      1.096          1.171           50,967
                                                       2005      1.083          1.096           26,974
                                                       2004      1.000          1.083               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.591          1.766           49,805
                                                       2006      1.324          1.591           23,171
                                                       2005      1.173          1.324               --
                                                       2004      1.000          1.173               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.331          1.374           20,168
                                                       2006      1.209          1.331            6,829
                                                       2005      1.146          1.209            6,922
                                                       2004      1.000          1.146               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.146          1.214           13,207
                                                       2006      1.137          1.146           13,126
                                                       2005      1.072          1.137            7,283
                                                       2004      1.000          1.072               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.974          1.565               --
                                                       2006      1.476          1.974           16,962
                                                       2005      1.311          1.476               --
                                                       2004      1.000          1.311               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.00% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.097          1.292               --
                                                       2006      1.038          1.097               --
                                                       2005      1.012          1.038               --
                                                       2004      0.992          1.012               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.409          1.282               --
                                                       2006      1.259          1.409               --
                                                       2005      1.156          1.259               --
                                                       2004      1.000          1.156               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.106          1.173               --
                                                       2005      1.110          1.106               --
                                                       2004      1.000          1.110               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.151          1.198           38,622
                                                       2006      1.106          1.151           38,344
                                                       2005      1.100          1.106           37,630
                                                       2004      1.000          1.100               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.259          1.256               --
                                                       2006      1.117          1.259               --
                                                       2005      1.088          1.117               --
                                                       2004      1.000          1.088               --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.10%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.240          1.320               --
                                                       2006      1.194          1.240               --
                                                       2005      1.123          1.194               --
                                                       2004      1.078          1.123               --
                                                       2003      1.000          1.078               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.355          1.450               --
                                                       2006      1.247          1.355               --
                                                       2005      1.187          1.247               --
                                                       2004      1.067          1.187               --
                                                       2003      1.000          1.067               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.374          1.309           51,702
                                                       2006      1.198          1.374           71,724
                                                       2005      1.182          1.198           72,820
                                                       2004      1.088          1.182           51,491
                                                       2003      1.000          1.088               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.288          1.402               --
                                                       2006      1.210          1.288            8,959
                                                       2005      1.179          1.210            9,243
                                                       2004      1.080          1.179            6,068
                                                       2003      1.000          1.080               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.656          1.872               --
                                                       2006      1.392          1.656            7,576
                                                       2005      1.291          1.392            8,197
                                                       2004      1.112          1.291            5,712
                                                       2003      1.000          1.112               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.367          1.312               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.276          1.276               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.439          1.373               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.191          1.246               --
                                                       2006      1.032          1.191               --
                                                       2005      0.950          1.032               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.248          1.281               --
                                                       2006      1.135          1.248               --
                                                       2005      1.126          1.135               --
                                                       2004      1.060          1.126               --
                                                       2003      1.000          1.060               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.335          1.379               --
                                                       2006      1.231          1.335               --
                                                       2005      1.146          1.231               --
                                                       2004      1.076          1.146               --
                                                       2003      1.000          1.076               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.303          1.356               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.005          1.124               --
                                                       2006      1.000          1.005           23,539

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.048               --
                                                       2006      1.000          1.019               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.091           31,207
                                                       2006      1.000          1.048           33,752

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.992          1.000               --
                                                       2005      0.985          0.992               --
                                                       2004      0.996          0.985               --
                                                       2003      1.000          0.996               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.166          1.217               --
                                                       2005      1.136          1.166           18,345
                                                       2004      1.088          1.136           12,301
                                                       2003      1.000          1.088               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.500          1.630               --
                                                       2005      1.343          1.500           20,517
                                                       2004      1.154          1.343           16,695
                                                       2003      1.000          1.154               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.022          1.056               --
                                                       2006      1.011          1.022               --
                                                       2005      1.015          1.011               --
                                                       2004      1.006          1.015               --
                                                       2003      1.000          1.006               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.988          1.106               --
                                                       2005      0.997          0.988               --
                                                       2004      0.992          0.997               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.093          1.157               --
                                                       2005      1.076          1.093               --
                                                       2004      1.051          1.076               --
                                                       2003      1.000          1.051               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.240          1.292               --
                                                       2006      1.081          1.240               --
                                                       2005      1.018          1.081               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.494          3.479               --
                                                       2006      1.880          2.494               --
                                                       2005      1.395          1.880               --
                                                       2004      1.200          1.395               --
                                                       2003      1.000          1.200               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.532          1.508           22,711
                                                       2006      1.281          1.532           43,043
                                                       2005      1.240          1.281           43,850
                                                       2004      1.091          1.240           31,987
                                                       2003      1.000          1.091               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.239          1.357               --
                                                       2006      1.061          1.239               --
                                                       2005      1.000          1.061               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.436          1.815               --
                                                       2005      1.360          1.436               --
                                                       2004      1.175          1.360               --
                                                       2003      1.000          1.175               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.402          1.438           47,448
                                                       2006      1.230          1.402           24,471
                                                       2005      1.186          1.230           24,216
                                                       2004      1.092          1.186           18,260
                                                       2003      1.000          1.092               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.137          1.137               --
                                                       2006      1.036          1.137               --
                                                       2005      1.024          1.036               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.186          1.226           28,211
                                                       2006      1.119          1.186           38,851
                                                       2005      1.123          1.119           35,093
                                                       2004      1.064          1.123           24,489
                                                       2003      1.000          1.064               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.211          1.247               --
                                                       2006      1.080          1.211               --
                                                       2005      1.013          1.080               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.170          1.211               --
                                                       2006      1.061          1.170               --
                                                       2005      0.991          1.061               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.133          1.172               --
                                                       2006      1.046          1.133               --
                                                       2005      0.976          1.046               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.171          1.232               --
                                                       2006      1.097          1.171               --
                                                       2005      1.085          1.097               --
                                                       2004      1.042          1.085               --
                                                       2003      1.000          1.042               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.807          2.004               --
                                                       2006      1.506          1.807               --
                                                       2005      1.335          1.506               --
                                                       2004      1.151          1.335               --
                                                       2003      1.000          1.151               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.560          1.609           20,853
                                                       2006      1.419          1.560           22,321
                                                       2005      1.346          1.419           21,289
                                                       2004      1.129          1.346           16,529
                                                       2003      1.000          1.129               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.163          1.231               --
                                                       2006      1.155          1.163               --
                                                       2005      1.091          1.155               --
                                                       2004      1.022          1.091               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.10% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.192          1.737           17,764
                                                       2006      1.640          2.192           15,929
                                                       2005      1.458          1.640           18,658
                                                       2004      1.100          1.458           15,165
                                                       2003      1.000          1.100               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.156          1.361               --
                                                       2006      1.095          1.156               --
                                                       2005      1.069          1.095               --
                                                       2004      1.048          1.069               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.569          1.426           23,123
                                                       2006      1.403          1.569           21,938
                                                       2005      1.290          1.403           21,575
                                                       2004      1.099          1.290           17,202
                                                       2003      1.000          1.099               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.170          1.240               --
                                                       2005      1.175          1.170               --
                                                       2004      1.060          1.175               --
                                                       2003      1.000          1.060               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.185          1.232               --
                                                       2006      1.139          1.185               --
                                                       2005      1.135          1.139               --
                                                       2004      1.054          1.135               --
                                                       2003      1.000          1.054               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.380          1.376               --
                                                       2006      1.225          1.380           25,358
                                                       2005      1.195          1.225           24,237
                                                       2004      1.096          1.195           18,123
                                                       2003      1.000          1.096               --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.15%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.401          1.491                --
                                                       2006      1.350          1.401            22,662
                                                       2005      1.270          1.350            22,645
                                                       2004      1.220          1.270            17,165
                                                       2003      1.000          1.220            16,944

                                    PIONEER ANNUISTAR VALUE -- SEPARATE
                                     ACCOUNT CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.571          1.680            15,970
                                                       2006      1.446          1.571            16,578
                                                       2005      1.378          1.446            16,578
                                                       2004      1.239          1.378            16,578
                                                       2003      1.000          1.239            16,578

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.527          1.454            37,592
                                                       2006      1.332          1.527            27,208
                                                       2005      1.316          1.332            48,012
                                                       2004      1.211          1.316            44,062
                                                       2003      1.000          1.211            16,965

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.583          1.723            21,929
                                                       2006      1.488          1.583            15,802
                                                       2005      1.451          1.488            24,837
                                                       2004      1.330          1.451            25,125
                                                       2003      1.000          1.330            15,592

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.982          2.239            35,197
                                                       2006      1.667          1.982            15,610
                                                       2005      1.546          1.667            23,966
                                                       2004      1.333          1.546            10,885
                                                       2003      1.000          1.333                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.587          1.523            15,697

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.334          1.334               258

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.691          1.614               286

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.190          1.245                --
                                                       2006      1.031          1.190                --
                                                       2005      0.950          1.031                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.305          1.340                --
                                                       2006      1.188          1.305               259
                                                       2005      1.179          1.188               239
                                                       2004      1.110          1.179               241
                                                       2003      1.000          1.110                --

                                    PIONEER ANNUISTAR VALUE -- SEPARATE
                                     ACCOUNT CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.550          1.601                --
                                                       2006      1.430          1.550             4,115
                                                       2005      1.333          1.430            23,147
                                                       2004      1.252          1.333            26,008
                                                       2003      1.000          1.252                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.472          1.531            22,040

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.004          1.123               324
                                                       2006      1.000          1.004               325

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.011          1.040            36,705
                                                       2006      1.000          1.011            36,763

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.976                --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.048          1.090            37,004
                                                       2006      1.000          1.048            42,326

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.986          0.993                --
                                                       2005      0.979          0.986            36,823
                                                       2004      0.990          0.979            30,323
                                                       2003      1.000          0.990            86,167

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.315          1.372                --
                                                       2005      1.282          1.315               218
                                                       2004      1.228          1.282             1,836
                                                       2003      1.000          1.228                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.828          1.987                --
                                                       2005      1.638          1.828            21,225
                                                       2004      1.408          1.638            17,702
                                                       2003      1.000          1.408            14,907

                                    PIONEER ANNUISTAR VALUE -- SEPARATE
                                     ACCOUNT CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.006          1.039                --
                                                       2006      0.996          1.006            12,830
                                                       2005      1.000          0.996            54,534
                                                       2004      0.992          1.000            39,336
                                                       2003      1.000          0.992                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.987          1.105                --
                                                       2005      0.997          0.987             3,217
                                                       2004      0.992          0.997             3,220

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.149          1.216                --
                                                       2005      1.132          1.149               243
                                                       2004      1.106          1.132             2,028
                                                       2003      1.000          1.106                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.091            45,496

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.239          1.290                --
                                                       2006      1.081          1.239                --
                                                       2005      1.018          1.081                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.121          4.351               402
                                                       2006      2.353          3.121               403
                                                       2005      1.747          2.353               386
                                                       2004      1.504          1.747             1,007
                                                       2003      1.000          1.504                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.683          1.656            20,799
                                                       2006      1.408          1.683                --
                                                       2005      1.363          1.408            29,178
                                                       2004      1.200          1.363            29,611
                                                       2003      1.000          1.200                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.237          1.355                --
                                                       2006      1.060          1.237                --
                                                       2005      1.000          1.060                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.560          1.972                --
                                                       2005      1.478          1.560                --
                                                       2004      1.278          1.478                --
                                                       2003      1.000          1.278                --

                                    PIONEER ANNUISTAR VALUE -- SEPARATE
                                     ACCOUNT CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.548          1.588            12,974
                                                       2006      1.360          1.548             7,706
                                                       2005      1.311          1.360             7,706
                                                       2004      1.208          1.311                --
                                                       2003      1.000          1.208                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.136          1.135                --
                                                       2006      1.036          1.136                --
                                                       2005      1.024          1.036                --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.277          1.319            27,705
                                                       2006      1.205          1.277             4,589
                                                       2005      1.211          1.205            38,860
                                                       2004      1.148          1.211            39,838
                                                       2003      1.000          1.148                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.210          1.245                --
                                                       2006      1.080          1.210                --
                                                       2005      1.013          1.080                --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.169          1.210         1,444,190
                                                       2006      1.060          1.169         1,265,725
                                                       2005      0.991          1.060                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.132          1.171           982,373
                                                       2006      1.045          1.132           614,252
                                                       2005      0.976          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.289          1.355               258
                                                       2006      1.208          1.289               259
                                                       2005      1.196          1.208               240
                                                       2004      1.149          1.196               241
                                                       2003      1.000          1.149                --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.014          2.232                --
                                                       2006      1.679          2.014                --
                                                       2005      1.489          1.679                --
                                                       2004      1.285          1.489                --
                                                       2003      1.000          1.285                --

                                    PIONEER ANNUISTAR VALUE -- SEPARATE
                                     ACCOUNT CHARGES 2.15% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.819          1.875            12,640
                                                       2006      1.655          1.819             3,609
                                                       2005      1.571          1.655            20,172
                                                       2004      1.318          1.571            22,267
                                                       2003      1.000          1.318                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.161          1.229             9,542
                                                       2006      1.154          1.161             3,020
                                                       2005      1.090          1.154            11,689
                                                       2004      1.022          1.090            12,267

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.500          1.979            30,103
                                                       2006      1.871          2.500            27,178
                                                       2005      1.664          1.871               200
                                                       2004      1.256          1.664             1,506
                                                       2003      1.000          1.256                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.155          1.358                --
                                                       2006      1.094          1.155             4,527
                                                       2005      1.069          1.094             4,531
                                                       2004      1.048          1.069             4,534

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.924          1.747               181
                                                       2006      1.722          1.924               182
                                                       2005      1.583          1.722                --
                                                       2004      1.349          1.583             1,337
                                                       2003      1.000          1.349                --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.411          1.495                --
                                                       2005      1.418          1.411               202
                                                       2004      1.280          1.418               203
                                                       2003      1.000          1.280                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.218          1.265            27,317
                                                       2006      1.171          1.218           199,245
                                                       2005      1.168          1.171            31,972
                                                       2004      1.085          1.168            23,552
                                                       2003      1.000          1.085                --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.493          1.487                --
                                                       2006      1.326          1.493             5,621
                                                       2005      1.294          1.326             5,586
                                                       2004      1.187          1.294               450
                                                       2003      1.000          1.187                --

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.20%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.163          1.238                --
                                                       2006      1.121          1.163                --
                                                       2005      1.056          1.121                --
                                                       2004      1.000          1.056                --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.215          1.299                --
                                                       2006      1.119          1.215                --
                                                       2005      1.066          1.119                --
                                                       2004      1.000          1.066                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.244          1.184                --
                                                       2006      1.086          1.244                --
                                                       2005      1.073          1.086                --
                                                       2004      1.000          1.073                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.184          1.288                --
                                                       2006      1.113          1.184                --
                                                       2005      1.086          1.113                --
                                                       2004      1.000          1.086                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.482          1.673                --
                                                       2006      1.247          1.482                --
                                                       2005      1.157          1.247                --
                                                       2004      1.000          1.157                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.253          1.202                --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.192          1.191                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.291          1.232                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.189          1.243                --
                                                       2006      1.031          1.189                --
                                                       2005      0.949          1.031                --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.166          1.197                --
                                                       2006      1.062          1.166                --
                                                       2005      1.054          1.062                --
                                                       2004      1.000          1.054                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.224          1.265                --
                                                       2006      1.130          1.224                --
                                                       2005      1.054          1.130                --
                                                       2004      1.000          1.054                --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.222          1.270                --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.004          1.122                --
                                                       2006      1.000          1.004                --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.027          1.055             9,205
                                                       2006      1.000          1.027             9,583

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975             2,268

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.089                --
                                                       2006      1.000          1.047                --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.001          1.008                --
                                                       2005      0.995          1.001                --
                                                       2004      1.000          0.995                --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.075          1.121                --
                                                       2005      1.048          1.075                --
                                                       2004      1.000          1.048                --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.306          1.418                --
                                                       2005      1.170          1.306                --
                                                       2004      1.000          1.170                --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.038          1.072                --
                                                       2006      1.029          1.038                --
                                                       2005      1.033          1.029                --
                                                       2004      1.000          1.033                --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.983          1.099                --
                                                       2005      0.993          0.983                --
                                                       2004      0.989          0.993                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.042          1.102                --
                                                       2005      1.027          1.042                --
                                                       2004      1.000          1.027                --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090                --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.238          1.289                --
                                                       2006      1.080          1.238                --
                                                       2005      1.018          1.080                --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.314          3.224                --
                                                       2006      1.745          2.314                --
                                                       2005      1.296          1.745                --
                                                       2004      1.000          1.296                --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.389          1.366                --
                                                       2006      1.162          1.389                --
                                                       2005      1.126          1.162                --
                                                       2004      1.000          1.126                --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.236          1.354                --
                                                       2006      1.060          1.236                --
                                                       2005      1.000          1.060                --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.243          1.570                --
                                                       2005      1.178          1.243                --
                                                       2004      1.000          1.178                --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.287          1.320                --
                                                       2006      1.131          1.287                --
                                                       2005      1.091          1.131                --
                                                       2004      1.000          1.091                --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.135          1.133           104,787
                                                       2006      1.035          1.135            75,911
                                                       2005      1.024          1.035                --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.144          1.181                --
                                                       2006      1.080          1.144                --
                                                       2005      1.086          1.080                --
                                                       2004      1.000          1.086                --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.208          1.243                --
                                                       2006      1.079          1.208                --
                                                       2005      1.013          1.079                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.168          1.208         1,902,733
                                                       2006      1.060          1.168           899,084
                                                       2005      0.991          1.060                --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.131          1.169           822,036
                                                       2006      1.045          1.131           788,136
                                                       2005      0.976          1.045                --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.165          1.224                --
                                                       2006      1.093          1.165                --
                                                       2005      1.082          1.093                --
                                                       2004      1.000          1.082                --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.583          1.753                --
                                                       2006      1.320          1.583                --
                                                       2005      1.171          1.320                --
                                                       2004      1.000          1.171                --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.324          1.364                --
                                                       2006      1.205          1.324                --
                                                       2005      1.145          1.205                --
                                                       2004      1.000          1.145                --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.140          1.206                --
                                                       2006      1.134          1.140                --
                                                       2005      1.071          1.134                --
                                                       2004      1.000          1.071                --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.964          1.554                --
                                                       2006      1.471          1.964                --
                                                       2005      1.309          1.471                --
                                                       2004      1.000          1.309                --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.092          1.284                --
                                                       2006      1.035          1.092                --
                                                       2005      1.011          1.035                --
                                                       2004      0.992          1.011                --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.402          1.273                --
                                                       2006      1.255          1.402                --
                                                       2005      1.155          1.255                --
                                                       2004      1.000          1.155                --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.20% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.103          1.168                --
                                                       2005      1.109          1.103                --
                                                       2004      1.000          1.109                --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.145          1.189            65,255
                                                       2006      1.102          1.145            34,897
                                                       2005      1.099          1.102                --
                                                       2004      1.000          1.099                --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.253          1.247                --
                                                       2006      1.113          1.253                --
                                                       2005      1.087          1.113                --
                                                       2004      1.000          1.087                --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.25%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.162          1.236               --
                                                       2006      1.120          1.162            5,461
                                                       2005      1.055          1.120            5,464
                                                       2004      1.000          1.055               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.213          1.296            4,738
                                                       2006      1.118          1.213            4,738
                                                       2005      1.066          1.118            4,738
                                                       2004      1.000          1.066               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.243          1.182            2,549
                                                       2006      1.085          1.243            2,549
                                                       2005      1.073          1.085            2,549
                                                       2004      1.000          1.073               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.182          1.286            2,669
                                                       2006      1.112          1.182            2,670
                                                       2005      1.086          1.112            2,671
                                                       2004      1.000          1.086               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.480          1.670               --
                                                       2006      1.246          1.480               --
                                                       2005      1.157          1.246               --
                                                       2004      1.000          1.157               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.251          1.200               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.190          1.189               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.290          1.230               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.188          1.242               --
                                                       2006      1.030          1.188               --
                                                       2005      0.949          1.030               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.165          1.195               --
                                                       2006      1.061          1.165               --
                                                       2005      1.054          1.061               --
                                                       2004      1.000          1.054               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.223          1.263               --
                                                       2006      1.129          1.223               --
                                                       2005      1.053          1.129               --
                                                       2004      1.000          1.053               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.220          1.268            5,459

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.121            5,710
                                                       2006      1.000          1.003            5,710

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.053               --
                                                       2006      1.000          1.026               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.088            6,140
                                                       2006      1.000          1.047            6,140

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.001          1.007               --
                                                       2005      0.995          1.001               --
                                                       2004      1.000          0.995               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.074          1.120               --
                                                       2005      1.047          1.074            5,070
                                                       2004      1.000          1.047               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.305          1.417               --
                                                       2005      1.170          1.305            4,317
                                                       2004      1.000          1.170               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.037          1.070               --
                                                       2006      1.028          1.037              490
                                                       2005      1.033          1.028              493
                                                       2004      1.000          1.033               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.982          1.098               --
                                                       2005      0.993          0.982               --
                                                       2004      0.989          0.993               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.041          1.101               --
                                                       2005      1.026          1.041               --
                                                       2004      1.000          1.026               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090              483

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.237          1.287           59,654
                                                       2006      1.080          1.237           59,654
                                                       2005      1.018          1.080               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.311          3.218               --
                                                       2006      1.744          2.311               --
                                                       2005      1.296          1.744               --
                                                       2004      1.000          1.296               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.387          1.363           56,075
                                                       2006      1.161          1.387           56,077
                                                       2005      1.126          1.161            2,732
                                                       2004      1.000          1.126               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.235          1.352               --
                                                       2006      1.059          1.235               --
                                                       2005      1.000          1.059               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.242          1.568               --
                                                       2005      1.178          1.242               --
                                                       2004      1.000          1.178               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.286          1.317               --
                                                       2006      1.130          1.286               --
                                                       2005      1.091          1.130               --
                                                       2004      1.000          1.091               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.134          1.132               --
                                                       2006      1.035          1.134               --
                                                       2005      1.024          1.035               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.142          1.179              234
                                                       2006      1.079          1.142              235
                                                       2005      1.086          1.079              237
                                                       2004      1.000          1.086               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.207          1.242               --
                                                       2006      1.079          1.207               --
                                                       2005      1.012          1.079               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.167          1.206           58,873
                                                       2006      1.059          1.167           58,873
                                                       2005      0.991          1.059          285,700

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.130          1.167               --
                                                       2006      1.045          1.130               --
                                                       2005      0.975          1.045               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.164          1.222            5,777
                                                       2006      1.092          1.164            5,781
                                                       2005      1.082          1.092            5,787
                                                       2004      1.000          1.082               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.581          1.750           61,647
                                                       2006      1.319          1.581           61,649
                                                       2005      1.171          1.319            4,599
                                                       2004      1.000          1.171               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.25% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.322          1.362            2,628
                                                       2006      1.204          1.322            2,630
                                                       2005      1.144          1.204            2,632
                                                       2004      1.000          1.144               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.138          1.203               --
                                                       2006      1.133          1.138               --
                                                       2005      1.071          1.133               --
                                                       2004      1.000          1.071               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.962          1.552           17,492
                                                       2006      1.470          1.962           17,493
                                                       2005      1.309          1.470            2,038
                                                       2004      1.000          1.309               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.090          1.282               --
                                                       2006      1.034          1.090               --
                                                       2005      1.011          1.034               --
                                                       2004      0.992          1.011               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.400          1.270            3,031
                                                       2006      1.254          1.400            3,035
                                                       2005      1.155          1.254            2,618
                                                       2004      1.000          1.155               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.102          1.167               --
                                                       2005      1.109          1.102              473
                                                       2004      1.000          1.109               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.144          1.187            4,712
                                                       2006      1.101          1.144            4,712
                                                       2005      1.099          1.101            4,712
                                                       2004      1.000          1.099               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.251          1.245               --
                                                       2006      1.112          1.251               --
                                                       2005      1.087          1.112               --
                                                       2004      1.000          1.087               --

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.30%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      0.991          1.054               --
                                                       2006      1.000          0.991               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.041          1.112               --
                                                       2006      1.000          1.041               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.113          1.058               --
                                                       2006      1.000          1.113               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      0.999          1.086               --
                                                       2006      1.000          0.999               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.140          1.286               --
                                                       2006      1.000          1.140               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.053          1.010               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.096          1.095               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.151          1.098               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.108          1.158               --
                                                       2006      1.000          1.108               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.073          1.101               --
                                                       2006      1.000          1.073               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.030          1.063               --
                                                       2006      1.000          1.030               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.040          1.081               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.120               --
                                                       2006      1.000          1.003               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.023          1.050               --
                                                       2006      1.000          1.023               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.975               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.047          1.087               --
                                                       2006      1.000          1.047               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.000          1.005               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.006               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.035               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.010          1.042               --
                                                       2006      1.000          1.010               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      1.000          1.090               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.035               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.106          1.150               --
                                                       2006      1.000          1.106               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.187          1.652               --
                                                       2006      1.000          1.187               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.156          1.136               --
                                                       2006      1.000          1.156               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.112          1.217               --
                                                       2006      1.000          1.112               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.196               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.105          1.132               --
                                                       2006      1.000          1.105               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.079          1.077               --
                                                       2006      1.000          1.079               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.049          1.083               --
                                                       2006      1.000          1.049               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.30% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.076          1.106               --
                                                       2006      1.000          1.076               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.066          1.101          195,879
                                                       2006      1.000          1.066          184,213

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.054          1.089               --
                                                       2006      1.000          1.054               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.059          1.112               --
                                                       2006      1.000          1.059               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.128          1.248               --
                                                       2006      1.000          1.128               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.070          1.101               --
                                                       2006      1.000          1.070               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      0.988          1.043               --
                                                       2006      1.000          0.988               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.252          0.989               --
                                                       2006      1.000          1.252               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.009          1.185               --
                                                       2006      1.000          1.009               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.041          0.944               --
                                                       2006      1.000          1.041               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.988               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.034          1.072               --
                                                       2006      1.000          1.034               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.086          1.080               --
                                                       2006      1.000          1.086               --

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.35%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.391          1.479               --
                                                       2006      1.342          1.391               --
                                                       2005      1.266          1.342               --
                                                       2004      1.219          1.266               --
                                                       2003      1.000          1.219               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.560          1.665               --
                                                       2006      1.439          1.560               --
                                                       2005      1.373          1.439               --
                                                       2004      1.238          1.373               --
                                                       2003      1.000          1.238               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.516          1.440               --
                                                       2006      1.325          1.516               --
                                                       2005      1.311          1.325               --
                                                       2004      1.209          1.311               --
                                                       2003      1.000          1.209               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.571          1.707               --
                                                       2006      1.480          1.571               --
                                                       2005      1.446          1.480               --
                                                       2004      1.328          1.446               --
                                                       2003      1.000          1.328               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.967          2.218               --
                                                       2006      1.658          1.967               --
                                                       2005      1.541          1.658               --
                                                       2004      1.331          1.541               --
                                                       2003      1.000          1.331               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.574          1.508               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.324          1.322               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.678          1.599               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.185          1.239               --
                                                       2006      1.030          1.185               --
                                                       2005      0.949          1.030               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.296          1.329               --
                                                       2006      1.182          1.296               --
                                                       2005      1.175          1.182               --
                                                       2004      1.109          1.175               --
                                                       2003      1.000          1.109               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.539          1.588               --
                                                       2006      1.423          1.539               --
                                                       2005      1.328          1.423               --
                                                       2004      1.250          1.328               --
                                                       2003      1.000          1.250               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.460          1.517               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.003          1.119               --
                                                       2006      1.000          1.003               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.004          1.030               --
                                                       2006      1.000          1.004               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.087               --
                                                       2006      1.000          1.046               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.981          0.987               --
                                                       2005      0.976          0.981               --
                                                       2004      0.989          0.976               --
                                                       2003      1.000          0.989               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.308          1.364               --
                                                       2005      1.277          1.308               --
                                                       2004      1.227          1.277               --
                                                       2003      1.000          1.227               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.819          1.975               --
                                                       2005      1.632          1.819               --
                                                       2004      1.406          1.632               --
                                                       2003      1.000          1.406               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      0.998          1.029               --
                                                       2006      0.991          0.998               --
                                                       2005      0.997          0.991               --
                                                       2004      0.990          0.997               --
                                                       2003      1.000          0.990               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.984          1.099               --
                                                       2005      0.995          0.984               --
                                                       2004      0.992          0.995               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.143          1.207               --
                                                       2005      1.128          1.143               --
                                                       2004      1.104          1.128               --
                                                       2003      1.000          1.104               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.235          1.283               --
                                                       2006      1.079          1.235               --
                                                       2005      1.018          1.079               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      3.098          4.310               --
                                                       2006      2.340          3.098               --
                                                       2005      1.741          2.340               --
                                                       2004      1.502          1.741               --
                                                       2003      1.000          1.502               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.670          1.640               --
                                                       2006      1.400          1.670               --
                                                       2005      1.358          1.400               --
                                                       2004      1.199          1.358               --
                                                       2003      1.000          1.199               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.233          1.348               --
                                                       2006      1.058          1.233               --
                                                       2005      1.000          1.058               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.552          1.957               --
                                                       2005      1.473          1.552               --
                                                       2004      1.276          1.473               --
                                                       2003      1.000          1.276               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.537          1.573               --
                                                       2006      1.352          1.537               --
                                                       2005      1.307          1.352               --
                                                       2004      1.206          1.307               --
                                                       2003      1.000          1.206               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.132          1.129               --
                                                       2006      1.034          1.132               --
                                                       2005      1.024          1.034               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.267          1.307               --
                                                       2006      1.199          1.267               --
                                                       2005      1.207          1.199               --
                                                       2004      1.146          1.207               --
                                                       2003      1.000          1.146               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.205          1.238               --
                                                       2006      1.078          1.205               --
                                                       2005      1.012          1.078               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.165          1.203          108,550
                                                       2006      1.058          1.165           56,075
                                                       2005      0.991          1.058               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.128          1.164          219,988
                                                       2006      1.044          1.128          219,621
                                                       2005      0.975          1.044               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.280          1.343               --
                                                       2006      1.202          1.280               --
                                                       2005      1.192          1.202               --
                                                       2004      1.148          1.192               --
                                                       2003      1.000          1.148               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      2.000          2.212               --
                                                       2006      1.670          2.000               --
                                                       2005      1.484          1.670               --
                                                       2004      1.283          1.484               --
                                                       2003      1.000          1.283               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.35% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.806          1.858               --
                                                       2006      1.647          1.806               --
                                                       2005      1.566          1.647               --
                                                       2004      1.317          1.566               --
                                                       2003      1.000          1.317               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.155          1.220               --
                                                       2006      1.150          1.155               --
                                                       2005      1.088          1.150               --
                                                       2004      1.021          1.088               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      2.481          1.961               --
                                                       2006      1.861          2.481               --
                                                       2005      1.659          1.861               --
                                                       2004      1.254          1.659               --
                                                       2003      1.000          1.254               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.148          1.348               --
                                                       2006      1.090          1.148               --
                                                       2005      1.067          1.090               --
                                                       2004      1.047          1.067               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.910          1.731               --
                                                       2006      1.713          1.910               --
                                                       2005      1.578          1.713               --
                                                       2004      1.348          1.578               --
                                                       2003      1.000          1.348               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.404          1.486               --
                                                       2005      1.414          1.404               --
                                                       2004      1.278          1.414               --
                                                       2003      1.000          1.278               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.209          1.253               --
                                                       2006      1.165          1.209               --
                                                       2005      1.164          1.165               --
                                                       2004      1.084          1.164               --
                                                       2003      1.000          1.084               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.482          1.474               --
                                                       2006      1.319          1.482               --
                                                       2005      1.290          1.319               --
                                                       2004      1.185          1.290               --
                                                       2003      1.000          1.185               --

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.40%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      0.990          1.052               --
                                                       2006      1.000          0.990               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.040          1.110               --
                                                       2006      1.000          1.040               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.112          1.056               --
                                                       2006      1.000          1.112               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      0.998          1.084               --
                                                       2006      1.000          0.998               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.139          1.283               --
                                                       2006      1.000          1.139               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.052          1.008               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.095          1.093               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.150          1.096               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.107          1.157               --
                                                       2006      1.000          1.107               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.072          1.100               --
                                                       2006      1.000          1.072               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.029          1.062               --
                                                       2006      1.000          1.029               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.039          1.079               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.118               --
                                                       2006      1.000          1.002               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.022          1.048               --
                                                       2006      1.000          1.022               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.086               --
                                                       2006      1.000          1.046               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.000          1.005               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.006               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.035               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.009          1.040               --
                                                       2006      1.000          1.009               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      1.000          1.089               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.035               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.105          1.147               --
                                                       2006      1.000          1.105               --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.186          1.649               --
                                                       2006      1.000          1.186               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.155          1.134               --
                                                       2006      1.000          1.155               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.111          1.214               --
                                                       2006      1.000          1.111               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.195               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.104          1.130               --
                                                       2006      1.000          1.104               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.078          1.075               --
                                                       2006      1.000          1.078               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.048          1.080               --
                                                       2006      1.000          1.048               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.40% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.075          1.103               --
                                                       2006      1.000          1.075               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.065          1.099           15,439
                                                       2006      1.000          1.065               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.054          1.087          261,026
                                                       2006      1.000          1.054           37,731

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.059          1.110               --
                                                       2006      1.000          1.059               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.127          1.245               --
                                                       2006      1.000          1.127               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.069          1.099               --
                                                       2006      1.000          1.069               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      0.987          1.041               --
                                                       2006      1.000          0.987               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.250          0.988               --
                                                       2006      1.000          1.250               --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.008          1.183               --
                                                       2006      1.000          1.008               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.040          0.942               --
                                                       2006      1.000          1.040               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.987               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.033          1.070               --
                                                       2006      1.000          1.033               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.085          1.078               --
                                                       2006      1.000          1.085               --

            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.45%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      1.156          1.229             --
                                                       2006      1.117          1.156             --
                                                       2005      1.054          1.117             --
                                                       2004      1.000          1.054             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.207          1.287             --
                                                       2006      1.115          1.207             --
                                                       2005      1.065          1.115             --
                                                       2004      1.000          1.065             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.237          1.174             --
                                                       2006      1.082          1.237             --
                                                       2005      1.072          1.082             --
                                                       2004      1.000          1.072             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      1.176          1.277             --
                                                       2006      1.109          1.176             --
                                                       2005      1.084          1.109             --
                                                       2004      1.000          1.084             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.472          1.658             --
                                                       2006      1.242          1.472             --
                                                       2005      1.155          1.242             --
                                                       2004      1.000          1.155             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.244          1.191             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.183          1.181             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.282          1.221             --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.183          1.237             --
                                                       2006      1.029          1.183             --
                                                       2005      0.949          1.029             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.159          1.189             --
                                                       2006      1.058          1.159             --
                                                       2005      1.053          1.058             --
                                                       2004      1.000          1.053             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.217          1.255             --
                                                       2006      1.126          1.217             --
                                                       2005      1.052          1.126             --
                                                       2004      1.000          1.052             --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.213          1.259             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.117             --
                                                       2006      1.000          1.002             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.020          1.046             --
                                                       2006      1.000          1.020             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.974             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.046          1.085             --
                                                       2006      1.000          1.046             --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      0.998          1.004             --
                                                       2005      0.994          0.998             --
                                                       2004      1.000          0.994             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.071          1.116             --
                                                       2005      1.046          1.071             --
                                                       2004      1.000          1.046             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.300          1.412             --
                                                       2005      1.168          1.300             --
                                                       2004      1.000          1.168             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.032          1.063             --
                                                       2006      1.025          1.032             --
                                                       2005      1.032          1.025             --
                                                       2004      1.000          1.032             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      0.979          1.092             --
                                                       2005      0.992          0.979             --
                                                       2004      0.989          0.992             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.038          1.095             --
                                                       2005      1.025          1.038             --
                                                       2004      1.000          1.025             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.233          1.280             --
                                                       2006      1.078          1.233             --
                                                       2005      1.017          1.078             --

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      2.299          3.195             --
                                                       2006      1.738          2.299             --
                                                       2005      1.295          1.738             --
                                                       2004      1.000          1.295             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.380          1.354             --
                                                       2006      1.158          1.380             --
                                                       2005      1.124          1.158             --
                                                       2004      1.000          1.124             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.231          1.345             --
                                                       2006      1.058          1.231             --
                                                       2005      1.000          1.058             --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.238          1.560             --
                                                       2005      1.177          1.238             --
                                                       2004      1.000          1.177             --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.279          1.308             --
                                                       2006      1.127          1.279             --
                                                       2005      1.090          1.127             --
                                                       2004      1.000          1.090             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.130          1.126             --
                                                       2006      1.033          1.130             --
                                                       2005      1.023          1.033             --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.137          1.171             --
                                                       2006      1.076          1.137             --
                                                       2005      1.084          1.076             --
                                                       2004      1.000          1.084             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.203          1.235             --
                                                       2006      1.077          1.203             --
                                                       2005      1.012          1.077             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.163          1.200             --
                                                       2006      1.058          1.163             --
                                                       2005      0.991          1.058             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.126          1.161             --
                                                       2006      1.043          1.126             --
                                                       2005      0.975          1.043             --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.158          1.214             --
                                                       2006      1.088          1.158             --
                                                       2005      1.081          1.088             --
                                                       2004      1.000          1.081             --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.573          1.738             --
                                                       2006      1.315          1.573             --
                                                       2005      1.170          1.315             --
                                                       2004      1.000          1.170             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.315          1.352             --
                                                       2006      1.201          1.315             --
                                                       2005      1.143          1.201             --
                                                       2004      1.000          1.143             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      1.133          1.195             --
                                                       2006      1.129          1.133             --
                                                       2005      1.070          1.129             --
                                                       2004      1.000          1.070             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.952          1.541             --
                                                       2006      1.465          1.952             --
                                                       2005      1.307          1.465             --
                                                       2004      1.000          1.307             --

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.085          1.273             --
                                                       2006      1.031          1.085             --
                                                       2005      1.010          1.031             --
                                                       2004      0.992          1.010             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.393          1.261             --
                                                       2006      1.250          1.393             --
                                                       2005      1.153          1.250             --
                                                       2004      1.000          1.153             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.45% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.098          1.162             --
                                                       2005      1.107          1.098             --
                                                       2004      1.000          1.107             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.138          1.179             --
                                                       2006      1.098          1.138             --
                                                       2005      1.098          1.098             --
                                                       2004      1.000          1.098             --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.245          1.237             --
                                                       2006      1.109          1.245             --
                                                       2005      1.086          1.109             --
                                                       2004      1.000          1.086             --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      0.989          1.051             --
                                                       2006      1.000          0.989             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.039          1.108             --
                                                       2006      1.000          1.039             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.111          1.054             --
                                                       2006      1.000          1.111             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      0.997          1.082             --
                                                       2006      1.000          0.997             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.138          1.281             --
                                                       2006      1.000          1.138             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.051          1.006             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.093          1.091             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.149          1.093             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.106          1.155             --
                                                       2006      1.000          1.106             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.071          1.098             --
                                                       2006      1.000          1.071             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.028          1.060             --
                                                       2006      1.000          1.028             --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.038          1.077             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.002          1.117             --
                                                       2006      1.000          1.002             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.021          1.046             --
                                                       2006      1.000          1.021             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.973             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.084             --
                                                       2006      1.000          1.045             --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.000          1.005             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.006             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.034             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.008          1.038             --
                                                       2006      1.000          1.008             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      1.000          1.088             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.034             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.104          1.145             --
                                                       2006      1.000          1.104             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.185          1.646             --
                                                       2006      1.000          1.185             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.154          1.132             --
                                                       2006      1.000          1.154             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.110          1.212             --
                                                       2006      1.000          1.110             --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.194             --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.103          1.128             --
                                                       2006      1.000          1.103             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.077          1.073             --
                                                       2006      1.000          1.077             --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.047          1.078             --
                                                       2006      1.000          1.047             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.074          1.101             --
                                                       2006      1.000          1.074             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.064          1.097             --
                                                       2006      1.000          1.064             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.053          1.085             --
                                                       2006      1.000          1.053             --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.058          1.108             --
                                                       2006      1.000          1.058             --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.126          1.243             --
                                                       2006      1.000          1.126             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.068          1.097             --
                                                       2006      1.000          1.068             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      0.986          1.039             --
                                                       2006      1.000          0.986             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.249          0.986             --
                                                       2006      1.000          1.249             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.50% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.007          1.181             --
                                                       2006      1.000          1.007             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.039          0.940             --
                                                       2006      1.000          1.039             --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.987             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.032          1.068             --
                                                       2006      1.000          1.032             --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.084          1.077             --
                                                       2006      1.000          1.084             --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.55%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      0.988          1.050             --
                                                       2006      1.000          0.988             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.039          1.107             --
                                                       2006      1.000          1.039             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.110          1.053             --
                                                       2006      1.000          1.110             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      0.997          1.081             --
                                                       2006      1.000          0.997             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.137          1.280             --
                                                       2006      1.000          1.137             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.050          1.005             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.093          1.090             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.148          1.092             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.105          1.155             --
                                                       2006      1.000          1.105             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.071          1.098             --
                                                       2006      1.000          1.071             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.027          1.060             --
                                                       2006      1.000          1.027             --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.037          1.076             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.001          1.116             --
                                                       2006      1.000          1.001             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.021          1.045             --
                                                       2006      1.000          1.021             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.973             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.083             --
                                                       2006      1.000          1.045             --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.000          1.004             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.006             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.034             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.008          1.037             --
                                                       2006      1.000          1.008             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      1.000          1.087             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.033             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.103          1.144             --
                                                       2006      1.000          1.103             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.184          1.644             --
                                                       2006      1.000          1.184             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.154          1.131             --
                                                       2006      1.000          1.154             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.110          1.211             --
                                                       2006      1.000          1.110             --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.193             --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.103          1.126             --
                                                       2006      1.000          1.103             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.077          1.072             --
                                                       2006      1.000          1.077             --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.047          1.077             --
                                                       2006      1.000          1.047             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.073          1.100             --
                                                       2006      1.000          1.073             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.063          1.096             --
                                                       2006      1.000          1.063             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.052          1.084             --
                                                       2006      1.000          1.052             --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.057          1.107             --
                                                       2006      1.000          1.057             --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.125          1.242             --
                                                       2006      1.000          1.125             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.067          1.096             --
                                                       2006      1.000          1.067             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      0.985          1.038             --
                                                       2006      1.000          0.985             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.249          0.985             --
                                                       2006      1.000          1.249             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.55% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.007          1.180             --
                                                       2006      1.000          1.007             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.038          0.939             --
                                                       2006      1.000          1.038             --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.987             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.031          1.067             --
                                                       2006      1.000          1.031             --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.084          1.076             --
                                                       2006      1.000          1.084             --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.60%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      0.988          1.050               --
                                                       2006      1.000          0.988               --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.038          1.106               --
                                                       2006      1.000          1.038               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.110          1.052               --
                                                       2006      1.000          1.110               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      0.996          1.080               --
                                                       2006      1.000          0.996               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.137          1.278               --
                                                       2006      1.000          1.137               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.049          1.004               --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.092          1.089               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.147          1.091               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.105          1.154               --
                                                       2006      1.000          1.105               --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.070          1.097               --
                                                       2006      1.000          1.070               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.027          1.059               --
                                                       2006      1.000          1.027               --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.036          1.075               --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.001          1.115               --
                                                       2006      1.000          1.001               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.020          1.044               --
                                                       2006      1.000          1.020               --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.973               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.045          1.082               --
                                                       2006      1.000          1.045               --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.000          1.004               --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005               --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.034               --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.008          1.037               --
                                                       2006      1.000          1.008               --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      1.000          1.087               --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.033               --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.000          1.090               --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.103          1.143               --
                                                       2006      1.000          1.103               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.183          1.642               --
                                                       2006      1.000          1.183               --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.153          1.130               --
                                                       2006      1.000          1.153               --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.109          1.210               --
                                                       2006      1.000          1.109               --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.193               --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.102          1.125               --
                                                       2006      1.000          1.102               --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.076          1.071               --
                                                       2006      1.000          1.076               --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.046          1.076               --
                                                       2006      1.000          1.046               --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.073          1.099               --
                                                       2006      1.000          1.073               --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.063          1.095           78,133
                                                       2006      1.000          1.063               --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.052          1.083               --
                                                       2006      1.000          1.052               --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.057          1.106               --
                                                       2006      1.000          1.057               --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.125          1.241               --
                                                       2006      1.000          1.125               --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.067          1.095               --
                                                       2006      1.000          1.067               --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      0.985          1.037               --
                                                       2006      1.000          0.985               --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.248          0.984               --
                                                       2006      1.000          1.248               --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.60% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.006          1.179               --
                                                       2006      1.000          1.006               --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.038          0.938               --
                                                       2006      1.000          1.038               --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.987               --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.031          1.066               --
                                                       2006      1.000          1.031               --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.083          1.075               --
                                                       2006      1.000          1.083               --




            PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT CHARGES 2.75%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (9/03).........................................  2007      0.987          1.048             --
                                                       2006      1.000          0.987             --

  AIM V.I. Mid Cap Core Equity Subaccount (Series II)
  (12/03)............................................  2007      1.037          1.102             --
                                                       2006      1.000          1.037             --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Rising Dividends Securities
  Subaccount (Class 2) (6/03)........................  2007      1.108          1.049             --
                                                       2006      1.000          1.108             --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/03).......................  2007      0.995          1.077             --
                                                       2006      1.000          0.995             --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (9/03)...................................  2007      1.135          1.275             --
                                                       2006      1.000          1.135             --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class II)
  (4/07).............................................  2007      1.047          1.001             --

  LMPVET Capital and Income Subaccount (Class II)
  (4/07).............................................  2007      1.090          1.085             --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/07).............................................  2007      1.145          1.088             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class II) (4/05)........  2007      1.103          1.152             --
                                                       2006      1.000          1.103             --

  LMPVPI Total Return Subaccount (Class II) (6/03)...  2007      1.069          1.095             --
                                                       2006      1.000          1.069             --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class II)
  (9/03).............................................  2007      1.025          1.057             --
                                                       2006      1.000          1.025             --

Met Investors Series Trust
  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.035          1.072             --

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (1/70)...................................  2007      1.000          1.112             --
                                                       2006      1.000          1.000             --

Metropolitan Series Fund, Inc.
  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.019          1.041             --
                                                       2006      1.000          1.019             --

  MSF MFS(R) Total Return Subaccount (Class B)
  (4/07).............................................  2007      0.996          0.972             --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70).............................................  2007      1.044          1.079             --
                                                       2006      1.000          1.044             --

Money Market Portfolio
  Money Market Subaccount (8/03).....................  2006      1.000          1.004             --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (6/03)............................  2006      1.000          1.005             --

  Oppenheimer Global Securities Subaccount/VA
  (Service Shares) (11/03)...........................  2006      1.000          1.034             --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Subaccount (Class II)
  (12/03)............................................  2007      1.006          1.034             --
                                                       2006      1.000          1.006             --

  Pioneer AmPac Growth VCT Subaccount (Class II)
  (7/04).............................................  2006      1.000          1.085             --

  Pioneer Balanced VCT Subaccount (Class II)
  (11/03)............................................  2006      1.000          1.031             --

  Pioneer Bond VCT Subaccount (Class II) (4/07)......  2007      1.060          1.090             --

  Pioneer Cullen Value VCT Subaccount (Class II)
  (7/05).............................................  2007      1.101          1.140             --
                                                       2006      1.000          1.101             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Emerging Markets VCT Subaccount (Class II)
  (11/03)............................................  2007      1.182          1.638             --
                                                       2006      1.000          1.182             --

  Pioneer Equity Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.152          1.126             --
                                                       2006      1.000          1.152             --

  Pioneer Equity Opportunity VCT Subaccount (Class
  II) (1/70).........................................  2007      1.108          1.207             --
                                                       2006      1.000          1.108             --

  Pioneer Europe VCT Subaccount (Class II) (9/03)....  2006      1.000          1.191             --

  Pioneer Fund VCT Subaccount (Class II) (9/03)......  2007      1.101          1.122             --
                                                       2006      1.000          1.101             --

  Pioneer Global High Yield VCT Subaccount (Class II)
  (7/05).............................................  2007      1.075          1.068             --
                                                       2006      1.000          1.075             --

  Pioneer High Yield VCT Subaccount (Class II)
  (9/03).............................................  2007      1.045          1.073             --
                                                       2006      1.000          1.045             --

  Pioneer Ibbotson Aggressive Allocation VCT
  Subaccount (Class II) (7/05).......................  2007      1.071          1.096             --
                                                       2006      1.000          1.071             --

  Pioneer Ibbotson Growth Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.061          1.092             --
                                                       2006      1.000          1.061             --

  Pioneer Ibbotson Moderate Allocation VCT Subaccount
  (Class II) (4/05)..................................  2007      1.050          1.080             --
                                                       2006      1.000          1.050             --

  Pioneer Independence VCT Subaccount (Class II)
  (11/03)............................................  2007      1.055          1.103             --
                                                       2006      1.000          1.055             --

  Pioneer International Value VCT Subaccount (Class
  II) (1/04).........................................  2007      1.123          1.237             --
                                                       2006      1.000          1.123             --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.065          1.091             --
                                                       2006      1.000          1.065             --

  Pioneer Oak Ridge Large Cap Growth VCT Subaccount
  (Class II) (5/04)..................................  2007      0.984          1.034             --
                                                       2006      1.000          0.984             --

  Pioneer Real Estate Shares VCT Subaccount (Class
  II) (9/03).........................................  2007      1.246          0.981             --
                                                       2006      1.000          1.246             --

                                PIONEER ANNUISTAR VALUE -- SEPARATE ACCOUNT
                                         CHARGES 2.75% (CONTINUED)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Pioneer Small and Mid Cap Growth VCT Subaccount
  (Class II) (7/04)..................................  2007      1.005          1.176             --
                                                       2006      1.000          1.005             --

  Pioneer Small Cap Value VCT Subaccount (Class II)
  (9/03).............................................  2007      1.036          0.936             --
                                                       2006      1.000          1.036             --

  Pioneer Small Company VCT Subaccount (Class II)
  (6/03).............................................  2006      1.000          0.986             --

  Pioneer Strategic Income VCT Subaccount (Class II)
  (9/03).............................................  2007      1.029          1.063             --
                                                       2006      1.000          1.029             --

  Pioneer Value VCT Subaccount (Class II) (12/03)....  2007      1.082          1.072             --
                                                       2006      1.000          1.082             --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.- Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust -- Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged All Cap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus Mid Cap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares) Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)

                                   APPENDIX A

MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AIM V.I. MID CAP                       ALGER AMERICAN   AMERICAN FUNDS
                                 CORE EQUITY    AIM V.I. UTILITIES  LEVERAGED ALLCAP  GLOBAL GROWTH
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                 (SERIES II)        (SERIES I)          (CLASS S)        (CLASS 2)
                              ----------------  ------------------  ----------------  --------------
ASSETS:
   Investments at fair value     $2,855,634         $2,730,393         $4,041,927      $24,071,615
                                 ----------         ----------         ----------      -----------
         Total Assets             2,855,634          2,730,393          4,041,927       24,071,615
                                 ----------         ----------         ----------      -----------
LIABILITIES:
   Other payables
      Insurance charges                 427                397                588            3,588
      Administrative fees                35                 34                 50              299
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --               --
                                 ----------         ----------         ----------      -----------
         Total Liabilities              462                431                638            3,887
                                 ----------         ----------         ----------      -----------
NET ASSETS                       $2,855,172         $2,729,962         $4,041,289      $24,067,728
                                 ==========         ==========         ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                              AMERICAN FUNDS  AMERICAN FUNDS                           DREYFUS
                               GROWTH-INCOME      GROWTH      CREDIT SUISSE TRUST    MIDCAP STOCK
                                SUBACCOUNT      SUBACCOUNT     GLOBAL SMALL CAP       SUBACCOUNT
                                 (CLASS 2)       (CLASS 2)        SUBACCOUNT       (SERVICE SHARES)
                              --------------  --------------  -------------------  ----------------
ASSETS:
   Investments at fair value    $44,988,255     $55,788,573         $684,699          $4,433,720
                                -----------     -----------         --------          ----------
         Total Assets            44,988,255      55,788,573          684,699           4,433,720
                                -----------     -----------         --------          ----------
LIABILITIES:
   Other payables
      Insurance charges               6,805           8,342              103                 661
      Administrative fees               558             693                9                  55
   Due to MetLife Insurance
      Company of Connecticut             --              --               --                  --
                                -----------     -----------         --------          ----------
         Total Liabilities            7,363           9,035              112                 716
                                -----------     -----------         --------          ----------
NET ASSETS                      $44,980,892     $55,779,538         $684,587          $4,433,004
                                ===========     ===========         ========          ==========

   The accompanying notes are an integral part of these financial statements.

                               DREYFUS SOCIALLY     DREYFUS VIF         DREYFUS VIF         DWS VIT
                              RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                              ------------------  ----------------  ------------------  ----------------
ASSETS:
   Investments at fair value       $279,745           $2,400,273         $7,239,029        $5,511,473
                                   --------           ----------         ----------        ----------
         Total Assets               279,745            2,400,273          7,239,029         5,511,473
                                   --------           ----------         ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  43                  357              1,096               815
      Administrative fees
   Due to MetLife Insurance               3                   30                 90                68
      Company of Connecticut             --                   --                 --                --
                                   --------           ----------         ----------        ----------
         Total Liabilities               46                  387              1,186               883
                                   --------           ----------         ----------        ----------
NET ASSETS                         $279,699           $2,399,886         $7,237,843        $5,510,590
                                   ========           ==========         ==========        ==========

                                 DWS VIT RREEF                DWSI
                              REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES
                                    SUBACCOUNT              SUBACCOUNT
                                     (CLASS B)               (CLASS B)
                              ----------------------  --------------------
ASSETS:
   Investments at fair value        $5,103,483               $3,807,476
                                    ----------               ----------
      Total Assets                   5,103,483                3,807,476
                                    ----------               ----------
LIABILITIES:
   Other payables
      Insurance charges                    764                      571
      Administrative fees
   Due to MetLife Insurance                 62                       48
      Company of Connecticut                --                       --
                                    ----------               ----------
         Total Liabilities                 826                      619
                                    ----------               ----------
NET ASSETS                          $5,102,657               $3,806,857
                                    ==========               ==========

   The accompanying notes are an integral part of these financial statements.

                                 DWSII       DWSI          DWSI             DWSI
                               BALANCED      BOND     CAPITAL GROWTH  GROWTH & INCOME
                              SUBACCOUNT  SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                               (CLASS B)   (CLASS B)    (CLASS B)        (CLASS B)
                              ----------  ----------  --------------  ---------------
ASSETS:
   Investments at fair value  $3,697,679   $526,477     $7,944,200       $6,122,033
                              ----------   --------     ----------       ----------
         Total Assets          3,697,679    526,477      7,944,200        6,122,033
                              ----------   --------     ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges              570         77          1,207              987
      Administrative fees             46          7             98               76
   Due to MetLife Insurance
      Company of Connecticut          --         --             --               --
                              ----------   --------     ----------       ----------
         Total Liabilities           616         84          1,305            1,063
                              ----------   --------     ----------       ----------
NET ASSETS                    $3,697,063   $526,393     $7,942,895       $6,120,970
                              ==========   ========     ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                  DWSI          DWSII           DWSII          DWSII             DWSII                 DWSII
                              HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP  CONSERVATIVE ALLOCATION  CORE FIXED INCOME
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT              SUBACCOUNT
                               (CLASS B)     (CLASS B)       (CLASS B)       (CLASS B)        (CLASS B)              (CLASS B)
                              -----------  -------------  ----------------  ----------  -----------------------  ------------------
ASSETS:
   Investments at fair value   $2,893,172    $5,793,025      $4,714,018     $5,881,372        $11,019,224            $6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Assets           2,893,172     5,793,025       4,714,018      5,881,372         11,019,224             6,718,704
                               ----------    ----------      ----------     ----------        -----------            ----------
LIABILITIES:
   Other payables
      Insurance charges               445           912             726            885              1,652                   993
      Administrative fees              36            72              58             73                136                    83
   Due to MetLife Insurance
      Company of Connecticut           --            --              --             --                 --                    --
                               ----------    ----------      ----------     ----------        -----------            ----------
         Total Liabilities            481           984             784            958              1,788                 1,076
                               ----------    ----------      ----------     ----------        -----------            ----------
NET ASSETS                     $2,892,691    $5,792,041      $4,713,234     $5,880,414        $11,017,436            $6,717,628
                               ==========    ==========      ==========     ==========        ===========            ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII            DWSII DREMAN         DWSII DREMAN          DWSII
                              DAVIS VENTURE VALUE  HIGH RETURN EQUITY  SMALL MID CAP VALUE  GLOBAL THEMATIC
                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                   (CLASS B)            (CLASS B)           (CLASS B)          (CLASS B)
                              -------------------  ------------------  -------------------  ---------------
ASSETS:
   Investments at fair value      $10,210,680          $17,533,632          $8,142,916         $4,975,405
                                  -----------          -----------          ----------         ----------
         Total Assets              10,210,680           17,533,632           8,142,916          4,975,405
                                  -----------          -----------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,554                2,556               1,228                755
      Administrative fees                 126                  216                 101                 62
   Due to MetLife Insurance
      Company of Connecticut               --                   --                  --                 --
                                  -----------          -----------          ----------         ----------
         Total Liabilities              1,680                2,772               1,329                817
                                  -----------          -----------          ----------         ----------
NET ASSETS                        $10,209,000          $17,530,860          $8,141,587         $4,974,588
                                  ===========          ===========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                     DWSII
                              GOVERNMENT & AGENCY        DWSII           DWSII
                                   SECURITIES      GROWTH ALLOCATION  HIGH INCOME
                                   SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)           (CLASS B)       (CLASS B)
                              -------------------  -----------------  -----------
ASSETS:
   Investments at fair value       $1,496,424         $17,863,295      $4,937,779
                                   ----------         -----------      ----------
         Total Assets               1,496,424          17,863,295       4,937,779
                                   ----------         -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                   228               2,708             742
      Administrative fees                  18                 221              61
   Due to MetLife Insurance
      Company of Connecticut               --                 --               --
                                   ----------         -----------      ----------
         Total Liabilities                246               2,929             803
                                   ----------         -----------      ----------
NET ASSETS                         $1,496,178         $17,860,366      $4,936,976
                                   ==========         ===========      ==========

                              DWSII INTERNATIONAL    DWSII JANUS         DWSII
                                 SELECT EQUITY     GROWTH & INCOME  LARGE CAP VALUE
                                  SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                   (CLASS B)          (CLASS B)        (CLASS B)
                              -------------------  ---------------  ---------------
ASSETS:
   Investments at fair value       $6,359,240         $2,243,087       $3,178,408
                                   ----------         ----------       ----------
         Total Assets               6,359,240          2,243,087        3,178,408
                                   ----------         ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                   987                347              491
      Administrative fees                  79                 28               40
Due to MetLife Insurance
   Company of Connecticut                  --                 --               --
                                   ----------         ----------       ----------
      Total Liabilities                 1,066                375              531
                                   ----------         ----------       ----------
NET ASSETS                         $6,358,174         $2,242,712       $3,177,877
                                   ==========         ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                   DWSII              DWSII            DWSII          DWSII
                              MID CAP GROWTH  MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                 (CLASS B)         (CLASS B)         (CLASS B)       (CLASS B)
                              --------------  -------------------  ------------  ----------------
ASSETS:
   Investments at fair value    $964,295         $17,240,810        $4,766,123     $3,151,441
                                --------         -----------        ----------     ----------
         Total Assets            964,295          17,240,810         4,766,123      3,151,441
                                --------         -----------        ----------     ----------
LIABILITIES:
   Other payables
      Insurance charges              134               2,615               682            501
      Administrative fees             12                 213                59             39
   Due to MetLife Insurance
      Company of Connecticut          --                  --                --             --
                                --------         -----------        ----------     ----------
         Total Liabilities           146               2,828               741            540
                                --------         -----------        ----------     ----------
NET ASSETS                      $964,149         $17,237,982        $4,765,382     $3,150,901
                                ========         ===========        ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                              DWSII                             FIDELITY VIP                        FTVIPT FRANKLIN
                                 DWSII    TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL      FIDELITY VIP    RISING DIVIDENDS
                              TECHNOLOGY      GROWTH          CONTRAFUND        APPRECIATION         MID CAP          SECURITIES
                              SUBACCOUNT    SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                               (CLASS B)    (CLASS B)     (SERVICE CLASS 2)  (SERVICE CLASS 2)  (SERVICE CLASS 2)      (CLASS 2)
                              ----------  --------------  -----------------  -----------------  -----------------  ----------------
ASSETS:
   Investments at fair value  $1,543,034    $2,585,960       $25,971,107        $1,484,573        $30,671,393        $13,499,890
         Total Assets         ----------    ----------       -----------        ----------        -----------        -----------
                               1,543,034     2,585,960        25,971,107         1,484,573         30,671,393         13,499,890
LIABILITIES:                  ----------    ----------       -----------        ----------        -----------        -----------
   Other payables
      Insurance charges              228           406             3,868               212              4,463              1,965
      Administrative fees             19            32               322                18                381                168
   Due to MetLife Insurance
      Company of Connecticut          --            --                --                --                 --                 --
                              ----------    ----------       -----------        ----------        -----------        -----------
         Total Liabilities           247           438             4,190               230              4,844              2,133
                              ----------    ----------       -----------        ----------        -----------        -----------
NET ASSETS                    $1,542,787    $2,585,522       $25,966,917        $1,484,343        $30,666,549        $13,497,757
                              ==========    ==========       ===========        ==========        ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                               FTVIPT FRANKLIN    FTVIPT TEMPLETON                          JANUS ASPEN
                                SMALL MID-CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON      GLOBAL LIFE
                              GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES      SCIENCES
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                   (CLASS 2)          (CLASS 2)           (CLASS 2)      (SERVICE SHARES)
                              -----------------  ------------------  ------------------  ----------------
ASSETS:
   Investments at fair value      $7,329,984         $17,565,342         $21,789,963         $305,965
                                  ----------         -----------         -----------         --------
         Total Assets              7,329,984          17,565,342          21,789,963          305,965
                                  ----------         -----------         -----------         --------
LIABILITIES:
   Other payables
      Insurance charges                1,032               2,551               3,201               43
      Administrative fees                 91                 216                 269                4
   Due to MetLife Insurance
      Company of Connecticut              --                  --                  --               --
                                  ----------         -----------         -----------         --------
         Total Liabilities             1,123               2,767               3,470               47
                                  ----------         -----------         -----------         --------
NET ASSETS                        $7,328,861         $17,562,575         $21,786,493         $305,918
                                  ==========         ===========         ===========         ========

   The accompanying notes are an integral part of these financial statements.

                                 JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET          LMPVET        LMPVET
                              GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH  APPRECIATION  EQUITY INDEX
                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)          (CLASS II)       (CLASS I)    (CLASS II)
                              -----------------  ----------------  -----------------  -----------------  ------------  ------------
ASSETS:
   Investments at fair value      $2,856,610         $289,994          $7,205,488         $6,942,448      $1,645,885    $13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Assets              2,856,610          289,994           7,205,488          6,942,448       1,645,885     13,109,760
                                  ----------         --------          ----------         ----------      ----------    -----------
LIABILITIES:
   Other payables
      Insurance charges                  427               43               1,082              1,030             242          1,929
      Administrative fees                 35                4                  90                 86              20            163
   Due to MetLife Insurance
      Company of Connecticut              --               --                  --                 --              --             --
                                  ----------         --------          ----------         ----------      ----------    -----------
         Total Liabilities               462               47               1,172              1,116             262          2,092
                                  ----------         --------          ----------         ----------      ----------    -----------
NET ASSETS                        $2,856,148         $289,947          $7,204,316         $6,941,332      $1,645,623    $13,107,668
                                  ==========         ========          ==========         ==========      ==========    ===========

   The accompanying notes are an integral part of these financial statements.

                                   LMPVET          LMPVET         LMPVET            LMPVET
                              FUNDAMENTAL VALUE   INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                  (CLASS I)       (CLASS I)      (CLASS I)         (CLASS I)
                              -----------------  ----------  ----------------  ----------------
ASSETS:
   Investments at fair value      $4,590,855     $3,080,115     $2,440,026        $4,921,726
                                  ----------     ----------     ----------        ----------
         Total Assets              4,590,855      3,080,115      2,440,026         4,921,726
                                  ----------     ----------     ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  669            458            368               736
      Administrative fees                 56             38             30                61
   Due to MetLife Insurance
      Company of Connecticut              --             --             --                --
                                  ----------     ----------     ----------        ----------
         Total Liabilities               725            496            398               797
                                  ----------     ----------     ----------        ----------
NET ASSETS                        $4,590,130     $3,079,619     $2,439,628        $4,920,929
                                  ==========     ==========     ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                      MIST
                                                      LMPVET           LMPVIT     BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                   LMPVET       CAPITAL AND INCOME   ADJUSTABLE  MID-CAP STOCK    HIGH YIELD    LARGE-CAP CORE
                              SOCIAL AWARENESS      SUBACCOUNT      RATE INCOME    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 SUBACCOUNT         (CLASS II)       SUBACCOUNT    (CLASS A)       (CLASS A)       (CLASS E)
                              ----------------  ------------------  -----------  -------------  --------------  --------------
ASSETS:
   Investments at fair value     $1,016,608         $4,785,578       $2,424,118    $5,296,486     $11,726,776     $4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Assets             1,016,608          4,785,578        2,424,118     5,296,486      11,726,776      4,252,489
                                 ----------         ----------       ----------    ----------     -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                 143                679              361           764           1,579            658
      Administrative fees                12                 59               30            66             144             53
   Due to MetLife Insurance
      Company of Connecticut             --              3,867               --            --              --             --
                                 ----------         ----------       ----------    ----------     -----------     ----------
         Total Liabilities              155              4,605              391           830           1,723            711
                                 ----------         ----------       ----------    ----------     -----------     ----------
NET ASSETS                       $1,016,453         $4,780,973       $2,423,727    $5,295,656     $11,725,053     $4,251,778
                                 ==========         ==========       ==========    ==========     ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                MIST DREMAN    HARRIS OAKMARK      MIST          MIST
                              SMALL-CAP VALUE  INTERNATIONAL   JANUS FORTY  LAZARD MID-CAP
                                SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                 (CLASS A)       (CLASS A)      (CLASS A)     (CLASS B)
                              ---------------  --------------  -----------  --------------
ASSETS:
   Investments at fair value      $499,083       $7,221,372    $10,612,239     $430,006
                                  --------       ----------    -----------     --------
         Total Assets              499,083        7,221,372     10,612,239      430,006
                                  --------       ----------    -----------     --------
LIABILITIES:
   Other payables
      Insurance charges                 72            1,090          1,552           62
      Administrative fees                6               89            132            5
   Due to MetLife Insurance
      Company of Connecticut            --               --             --           --
                                  --------       ----------    -----------     --------
         Total Liabilities              78            1,179          1,684           67
                                  --------       ----------    -----------     --------
NET ASSETS                        $499,005       $7,220,193    $10,610,555     $429,939
                                  ========       ==========    ===========     ========

   The accompanying notes are an integral part of these financial statements.

                                      MIST
                              LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT
                                 MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME
                                   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                   (CLASS A)           (CLASS A)         (CLASS B)
                              -------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $4,379,421         $3,988,384        $28,512,995
                                   ----------         ----------        -----------
         Total Assets               4,379,421          3,988,384         28,512,995
                                   ----------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                   654                595              3,742
      Administrative fees                  54                 49                354
   Due to MetLife Insurance
      Company of Connecticut               --                 --                 --
                                   ----------         ----------        -----------
         Total Liabilities                708                644              4,096
                                   ----------         ----------        -----------
NET ASSETS                         $4,378,713         $3,987,740        $28,508,899
                                   ==========         ==========        ===========

                              MIST LORD ABBETT      MIST MET/AIM          MIST MET/AIM
                                MID-CAP VALUE   CAPITAL APPRECIATION  CAPITAL APPRECIATION
                                 SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)           (CLASS A)             (CLASS E)
                              ----------------  --------------------  --------------------
ASSETS:
   Investments at fair value     $12,279,411         $2,899,011            $6,777,774
                                 -----------         ----------            ----------
         Total Assets             12,279,411          2,899,011             6,777,774
                                 -----------         ----------            ----------
LIABILITIES:
   Other payables
      Insurance charges                1,832                428                   973
      Administrative fees                152                 36                    84
   Due to MetLife Insurance
      Company of Connecticut              --                 --                    --
                                 -----------         ----------            ----------
         Total Liabilities             1,984                464                 1,057
                                 -----------         ----------            ----------
NET ASSETS                       $12,277,427         $2,898,547            $6,776,717
                                 ===========         ==========            ==========

   The accompanying notes are an integral part of these financial statements.

                                                     MIST            MIST
                                MIST MET/AIM     MFS EMERGING    MFS RESEARCH     MIST
                              SMALL CAP GROWTH  MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                 (CLASS A)         (CLASS A)      (CLASS B)     (CLASS A)
                              ----------------  --------------  -------------  ----------
ASSETS:
   Investments at fair value      $439,458        $6,019,504      $2,036,191   $9,217,868
                                  --------        ----------      ----------   ----------
         Total Assets              439,458         6,019,504       2,036,191    9,217,868
                                  --------        ----------      ----------   ----------
LIABILITIES:
   Other payables
      Insurance charges                 65               875             292        1,374
      Administrative fees                5                75              25          114
   Due to MetLife Insurance
      Company of Connecticut            --                --              --           --
                                  --------        ----------      ----------   ----------
         Total Liabilities              70               950             317        1,488
                                  --------        ----------      ----------   ----------
NET ASSETS                        $439,388        $6,018,554      $2,035,874   $9,216,380
                                  ========        ==========      ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                    MIST                MIST               MIST
                              NEUBERGER BERMAN       OPPENHEIMER      PIMCO INFLATION      MIST
                                REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                 (CLASS A)            (CLASS B)          (CLASS A)      (CLASS A)
                              ----------------  --------------------  ---------------  ------------
ASSETS:
   Investments at fair value     $12,979,313         $6,810,890         $11,978,775     $1,096,201
                                 -----------         ----------         -----------     ----------
         Total Assets             12,979,313          6,810,890          11,978,775      1,096,201
                                 -----------         ----------         -----------     ----------
LIABILITIES:
   Other payables
      Insurance charges                1,851                979               1,745            156
      Administrative fees                158                 84                 147             13
   Due to MetLife Insurance
      Company of Connecticut              --                 --                  --             --
                                 -----------         ----------         -----------     ----------
         Total Liabilities             2,009              1,063               1,892            169
                                 -----------         ----------         -----------     ----------
NET ASSETS                       $12,977,304         $6,809,827         $11,976,883     $1,096,032
                                 ===========         ==========         ===========     ==========

                                     MIST              MIST
                              PIONEER STRATEGIC   THIRD AVENUE
                                   INCOME        SMALL CAP VALUE
                                 SUBACCOUNT        SUBACCOUNT
                                  (CLASS A)         (CLASS B)
                              -----------------  ---------------
ASSETS:
   Investments at fair value      $9,598,429       $23,373,093
                                  ----------       -----------
         Total Assets              9,598,429        23,373,093
                                  ----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                1,400             3,402
      Administrative fees                118               290
   Due to MetLife Insurance
      Company of Connecticut              --                --
                                  ----------       -----------
         Total Liabilities             1,518             3,692
                                  ----------       -----------
NET ASSETS                        $9,596,911       $23,369,401
                                  ==========       ===========

   The accompanying notes are an integral part of these financial statements.

                                MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK       MSF
                              AGGRESSIVE GROWTH   BOND INCOME    MONEY MARKET  FI LARGE CAP
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                  (CLASS D)        (CLASS A)      (CLASS A)      (CLASS A)
                              -----------------  -------------  -------------  ------------
ASSETS:
   Investments at fair value      $5,818,822       $8,452,200    $34,542,169    $4,555,852
                                  ----------       ----------    -----------    ----------
         Total Assets              5,818,822        8,452,200     34,542,169     4,555,852
                                  ----------       ----------    -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges                  834            1,225          5,132           688
      Administrative fees                 72              104            426            57
   Due to MetLife Insurance
      Company of Connecticut              --               --             --            --
                                  ----------       ----------    -----------    ----------
         Total Liabilities               906            1,329          5,558           745
                                  ----------       ----------    -----------    ----------
NET ASSETS                        $5,817,916       $8,450,871    $34,536,611    $4,555,107
                                  ==========       ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       MSF METLIFE       MSF METLIFE
                                     MSF             MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO
                              FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION
                                 SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                  (CLASS D)           (CLASS B)         (CLASS B)         (CLASS B)
                              ----------------  ---------------------  ------------  -------------------
ASSETS:
   Investments at fair value     $11,078,851          $2,058,480        $2,799,822        $3,940,255
                                 -----------          ----------        ----------        ----------
         Total Assets             11,078,851           2,058,480         2,799,822         3,940,255
                                 -----------          ----------        ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                1,658                 337               447               582
      Administrative fees                137                  25                34                48
   Due to MetLife Insurance
      Company of Connecticut              --                  --                --                --
                                 -----------          ----------        ----------        ----------
         Total Liabilities             1,795                 362               481               630
                                 -----------          ----------        ----------        ----------
NET ASSETS                       $11,077,056          $2,058,118        $2,799,341        $3,939,625
                                 ===========          ==========        ==========        ==========

                                                        MSF METLIFE
                                  MSF METLIFE           MODERATE TO
                              MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                   SUBACCOUNT            SUBACCOUNT
                                   (CLASS B)             (CLASS B)
                              -------------------  ---------------------
ASSETS:
   Investments at fair value      $12,646,298          $6,675,290
                                  -----------          ----------
         Total Assets              12,646,298           6,675,290
                                  -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 1,952               1,004
      Administrative fees                 157                  82
   Due to MetLife Insurance
      Company of Connecticut               --                  --
                                  -----------          ----------
         Total Liabilities              2,109               1,086
                                  -----------          ----------
NET ASSETS                        $12,644,189          $6,674,204
                                  ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                               MSF              MSF
                                 MSF MFS       MSF MFS     OPPENHEIMER     T. ROWE PRICE
                              TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY   LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                               (CLASS B)      (CLASS F)     (CLASS B)        (CLASS B)
                              ------------  ------------  -------------  -----------------
ASSETS:
   Investments at fair value   $5,485,040    $33,331,699   $33,278,095      $2,730,610
                               ----------    -----------   -----------      ----------
         Total Assets           5,485,040     33,331,699    33,278,095       2,730,610
                               ----------    -----------   -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges               850          4,894         4,888             394
      Administrative fees              68            412           412              34
   Due to MetLife Insurance
      Company of Connecticut           --             --            --              --
                               ----------    -----------   -----------      ----------
         Total Liabilities            918          5,306         5,300             428
                               ----------    -----------   -----------      ----------
NET ASSETS                     $5,484,122    $33,326,393   $33,272,795      $2,730,182
                               ==========    ===========   ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET
                                  MANAGEMENT           PIMCO VIT            PIONEER
                               U.S. GOVERNMENT        TOTAL RETURN         BOND VCT
                                  SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)      (ADMINISTRATIVE CLASS)   (CLASS II)
                              -----------------  ----------------------  ------------
ASSETS:
   Investments at fair value      $5,929,526           $27,025,149        $9,708,191
                                  ----------           -----------        ----------
         Total Assets              5,929,526            27,025,149         9,708,191
                                  ----------           -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                  767                 3,960             1,396
      Administrative fees                 73                   332               119
   Due to MetLife Insurance
      Company of Connecticut              --                    --                --
                                  ----------           -----------        ----------
         Total Liabilities               840                 4,292             1,515
                                  ----------           -----------        ----------
NET ASSETS                        $5,928,686           $27,020,857        $9,706,676
                                  ==========           ===========        ==========

                                   PIONEER      PIONEER EMERGING       PIONEER
                              CULLEN VALUE VCT     MARKETS VCT    EQUITY INCOME VCT
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                 (CLASS II)        (CLASS II)         (CLASS II)
                              ----------------  ----------------  -----------------
ASSETS:
   Investments at fair value     $8,261,796        $16,569,716       $12,466,829
                                 ----------        -----------       -----------
         Total Assets             8,261,796         16,569,716        12,466,829
                                 ----------        -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges               1,160              2,383             1,701
      Administrative fees               103                205               155
   Due to MetLife Insurance
      Company of Connecticut             --                 --                --
                                 ----------        -----------       -----------
         Total Liabilities            1,263              2,588             1,856
                                 ----------        -----------       -----------
NET ASSETS                       $8,260,533        $16,567,128       $12,464,973
                                 ==========        ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER                     PIONEER IBBOTSON
                                 PIONEER       GLOBAL          PIONEER        AGGRESSIVE
                                FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT   ALLOCATION VCT
                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                               (CLASS II)     CLASS II)      (CLASS II)       (CLASS II)
                              -----------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value  $16,553,420    $5,154,571      $13,521,455      $5,526,540
                              -----------    ----------      -----------      ----------
         Total Assets          16,553,420     5,154,571       13,521,455       5,526,540
                              -----------    ----------      -----------      ----------
LIABILITIES:
   Other payables
      Insurance charges             2,454           793            1,908             787
      Administrative fees             206            63              167              68
   Due to MetLife Insurance
      Company of Connecticut           --            --               --              --
                              -----------    ----------      -----------      ----------
         Total Liabilities          2,660           856            2,075             855
                              -----------    ----------      -----------      ----------
NET ASSETS                    $16,550,760    $5,153,715      $13,519,380      $5,525,685
                              ===========    ==========      ===========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                                     PIONEER
                              PIONEER IBBOTSON  PIONEER IBBOTSON                       PIONEER                      OAK RIDGE
                                   GROWTH           MODERATE           PIONEER      INTERNATIONAL  PIONEER MID CAP  LARGE CAP
                               ALLOCATION VCT    ALLOCATION VCT   INDEPENDENCE VCT    VALUE VCT       VALUE VCT     GROWTH VCT
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 (CLASS II)        (CLASS II)        (CLASS II)       (CLASS II)     (CLASS II)     (CLASS II)
                              ----------------  ----------------  ----------------  -------------  ---------------  ----------
ASSETS:
   Investments at fair value    $110,661,932       $56,554,705       $2,297,936       $5,797,434     $11,423,418    $6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Assets            110,661,932        56,554,705        2,297,936        5,797,434      11,423,418     6,041,552
                                ------------       -----------       ----------       ----------     -----------    ----------
LIABILITIES:
   Other payables
      Insurance charges               18,852             9,293              340              829           1,595           885
      Administrative fees              1,367               699               28               72             141            75
   Due to MetLife Insurance
      Company of Connecticut              --                --               --               --              --            --
                                ------------       -----------       ----------       ----------     -----------    ----------
         Total Liabilities            20,219             9,992              368              901           1,736           960
                                ------------       -----------       ----------       ----------     -----------    ----------
NET ASSETS                      $110,641,713       $56,544,713       $2,297,568       $5,796,533     $11,421,682    $6,040,592
                                ============       ===========       ==========       ==========     ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                              PIONEER REAL ESTATE  PIONEER SMALL  PIONEER STRATEGIC  VAN KAMPEN LIT
                                  SHARES VCT       CAP VALUE VCT     INCOME VCT         COMSTOCK
                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                  (CLASS II)         (CLASS II)       (CLASS II)       (CLASS II)
                              -------------------  -------------  -----------------  --------------
ASSETS:
   Investments at fair value       $7,785,868        $6,895,810      $22,425,511       $12,613,255
                                   ----------        ----------      -----------       -----------
         Total Assets               7,785,868         6,895,810       22,425,511        12,613,255
                                   ----------        ----------      -----------       -----------
LIABILITIES:
   Other payables
      Insurance charges                 1,088               979            3,202             1,865
      Administrative fees                  95                85              276               156
   Due to MetLife Insurance
      Company of Connecticut               --                --               --                --
                                   ----------        ----------      -----------       -----------
         Total Liabilities              1,183             1,064            3,478             2,021
                                   ----------        ----------      -----------       -----------
NET ASSETS                         $7,784,685        $6,894,746      $22,422,033       $12,611,234
                                   ==========        ==========      ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                   VAN KAMPEN
                                 LIT ENTERPRISE
                              SUBACCOUNT (CLASS II)
                              ---------------------
ASSETS:
   Investments at fair value         $189,891
                                     --------
         Total Assets                 189,891
                                     --------
LIABILITIES:
   Other payables
      Insurance charges                    27
      Administrative fees                   2
   Due to MetLife Insurance
      Company of Connecticut               --
                                     --------
         Total Liabilities                 29
                                     --------
NET ASSETS                           $189,862
                                     ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP   AIM V.I.   AIM V.I. CAPITAL   ALGER AMERICAN
                                                CORE EQUITY     UTILITIES    APPRECIATION    LEVERAGED ALLCAP
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                (SERIES II)    (SERIES I)   (SERIES II) (a)      (CLASS S)
                                             ----------------  ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  1,345       $ 49,273      $       --         $     --
                                                 --------       --------      ----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                   51,418         44,514          33,013           52,511
      Administrative charges                        4,233          3,801           2,823            4,498
                                                 --------       --------      ----------         --------
         Total expenses                            55,651         48,315          35,836           57,009
                                                 --------       --------      ----------         --------
            Net investment income (loss)          (54,306)           958         (35,836)         (57,009)
                                                 --------       --------      ----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  40,418        127,712              --               --
      Realized gains (losses) on sale of
         investments                               50,016        181,290       1,270,367          139,677
                                                 --------       --------      ----------         --------
            Net realized gains (losses)            90,434        309,002       1,270,367          139,677
                                                 --------       --------      ----------         --------
      Change in unrealized gains (losses)
         on investments                           156,099        104,574        (860,370)         669,548
                                                 --------       --------      ----------         --------
      Net increase (decrease) in net assets
         resulting from operations               $192,227       $414,534      $  374,161         $752,216
                                                 ========       ========      ==========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                              GLOBAL GROWTH   GROWTH-INCOME      GROWTH
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $  622,675     $  705,051       $  433,751
                                               ----------     ----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                  413,178        878,208        1,035,266
      Administrative charges                       34,228         71,925           85,828
                                               ----------     ----------       ----------
         Total expenses                           447,406        950,133        1,121,094
                                               ----------     ----------       ----------
            Net investment income (loss)          175,269       (245,082)        (687,343)
                                               ----------     ----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 934,214      1,569,583        3,895,771
      Realized gains (losses) on sale of
         investments                              680,919      1,016,429        1,761,503
                                               ----------     ----------       ----------
            Net realized gains (losses)         1,615,133      2,586,012        5,657,274
                                               ----------     ----------       ----------
      Change in unrealized gains (losses)
         on investments                           854,120       (842,340)         552,156
                                               ----------     ----------       ----------
      Net increase (decrease) in net assets
         resulting from operations             $2,644,522     $1,498,590       $5,522,087
                                               ==========     ==========       ==========

                                              CREDIT SUISSE                        DREYFUS MIDCAP
                                             TRUST EMERGING  CREDIT SUISSE TRUST        STOCK
                                                 MARKETS       GLOBAL SMALL CAP      SUBACCOUNT
                                             SUBACCOUNT (a)      SUBACCOUNT       (SERVICE SHARES)
                                             --------------  -------------------  ----------------
INVESTMENT INCOME:
      Dividends                               $        --         $     --           $  15,504
                                              -----------         --------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   27,846           14,625              91,534
      Administrative charges                        2,331            1,197               7,658
                                              -----------         --------           ---------
         Total expenses                            30,177           15,822              99,192
                                              -----------         --------           ---------
            Net investment income (loss)          (30,177)         (15,822)            (83,688)
                                              -----------         --------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               --             606,080
      Realized gains (losses) on sale of
         investments                            1,976,912           66,303              (8,117)
                                              -----------         --------           ---------
            Net realized gains (losses)         1,976,912           66,303             597,963
                                              -----------         --------           ---------
      Change in unrealized gains (losses)
         on investments                        (1,764,857)         (96,614)           (513,759)
                                              -----------         --------           ---------
      Net increase (decrease) in net assets
         resulting from operations            $   181,878         $(46,133)          $     516
                                              ===========         ========           =========

   The accompanying notes are an integral part of these financial statements.

                                              DREYFUS SOCIALLY      DREYFUS VIF       DREYFUS VIF          DWS VIT
                                             RESPONSIBLE GROWTH    APPRECIATION    DEVELOPING LEADERS  EQUITY 500 INDEX
                                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                              (SERVICE SHARES)   (INITIAL SHARES)   (INITIAL SHARES)      (CLASS B)
                                             ------------------  ----------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $   779           $ 38,516         $    61,518         $ 59,456
                                                   -------           --------         -----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     5,256             44,024             150,099           94,485
      Administrative charges                           427              3,699              12,336            7,850
                                                   -------           --------         -----------         --------
         Total expenses                              5,683             47,723             162,435          102,335
                                                   -------           --------         -----------         --------
            Net investment income (loss)            (4,904)            (9,207)           (100,917)         (42,879)
                                                   -------           --------         -----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 --           1,075,555               --
      Realized gains (losses) on sale of
         investments                                 9,041             66,377             (73,226)         162,027
                                                   -------           --------         -----------         --------
            Net realized gains (losses)              9,041             66,377           1,002,329          162,027
                                                   -------           --------         -----------         --------
      Change in unrealized gains (losses)
         on investments                             11,045             66,542          (1,967,078)          44,325
                                                   -------           --------         -----------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $15,182           $123,712         $(1,065,666)        $163,473
                                                   =======           ========         ===========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 DWS VIT RREEF                DWSI            DWSII
                                             REAL ESTATE SECURITIES  GLOBAL OPPORTUNITIES   BALANCED
                                                   SUBACCOUNT             SUBACCOUNT       SUBACCOUNT
                                                   (CLASS B)               (CLASS B)        (CLASS B)
                                             ----------------------  --------------------  ----------
INVESTMENT INCOME:
      Dividends                                   $    52,812              $  35,463        $115,799
                                                  -----------              ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                      111,958                 65,714          72,813
      Administrative charges                            9,186                  5,337           5,843
                                                  -----------              ---------        --------
         Total expenses                               121,144                 71,051          78,656
                                                  -----------              ---------        --------
            Net investment income (loss)              (68,332)               (35,588)         37,143
                                                  -----------              ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     910,579                244,883              --
      Realized gains (losses) on sale of
         investments                                  201,550                155,433          65,476
                                                  -----------              ---------        --------
            Net realized gains (losses)             1,112,129                400,316          65,476
                                                  -----------              ---------        --------
      Change in unrealized gains (losses)
         on investments                            (2,174,650)              (143,574)         (6,068)
                                                  -----------              ---------        --------
      Net increase (decrease) in net assets
         resulting from operations                $(1,130,853)             $ 221,154        $ 96,551
                                                  ===========              =========        ========

                                                DWSI          DWSI             DWSI
                                                BOND     CAPITAL GROWTH  GROWTH & INCOME
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                              (CLASS B)     (CLASS B)       (CLASS B)

                                             ----------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                               $ 35,835     $  20,182       $  58,130
                                              --------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                 9,821       145,214         129,624
      Administrative charges                       854        11,834           9,980
                                              --------     ---------       ---------
         Total expenses                         10,675       157,048         139,604
                                              --------     ---------       ---------
            Net investment income (loss)        25,160      (136,866)        (81,474)
                                              --------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --            --          91,145
      Realized gains (losses) on sale of
         investments                           (18,577)      227,802         130,451
                                              --------     ---------       ---------
            Net realized gains (losses)        (18,577)      227,802         221,596
                                              --------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                         (7,337)      646,315        (193,561)
                                              --------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations            $   (754)    $ 737,251       $ (53,439)
                                              ========     =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                DWSI          DWSII            DWSII          DWSII
                                             HEALTH CARE  INTERNATIONAL  STRATEGIC INCOME   BLUE CHIP
                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                              (CLASS B)     (CLASS B)        (CLASS B)      (CLASS B)
                                             -----------  -------------  ----------------  ----------
INVESTMENT INCOME:
      Dividends                               $     --      $112,675         $291,880       $  41,090
                                              --------      --------         --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                52,635       107,724           92,930         109,305
      Administrative charges                     4,236         8,472            7,537           9,063
                                              --------      --------         --------       ---------
         Total expenses                         56,871       116,196          100,467         118,368
                                              --------      --------         --------       ---------
            Net investment income (loss)       (56,871)       (3,521)         191,413         (77,278)
                                              --------      --------         --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              170,485            --               --         678,183
      Realized gains (losses) on sale of
         investments                            62,968       176,045            7,506         109,032
                                              --------      --------         --------       ---------
            Net realized gains (losses)        233,453       176,045            7,506         787,215
                                              --------      --------         --------       ---------
      Change in unrealized gains (losses)
         on investments                        103,781       448,543          (49,877)       (592,261)
                                              --------      --------         --------       ---------
      Net increase (decrease) in net assets
           resulting from operations          $280,363      $621,067         $149,042       $ 117,676
                                              ========      ========         ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                             DWSII CONSERVATIVE        DWSII               DWSII
                                                 ALLOCATION      CORE FIXED INCOME  DAVIS VENTURE VALUE
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)           (CLASS B)           (CLASS B)
                                             ------------------  -----------------  -------------------
INVESTMENT INCOME:
      Dividends                                  $ 227,018           $249,050             $  32,127
                                                 ---------           --------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                   207,619            117,038               186,563
      Administrative charges                        17,132              9,741                15,142
                                                 ---------           --------             ---------
         Total expenses                            224,751            126,779               201,705
                                                 ---------           --------             ---------
            Net investment income (loss)             2,267            122,271              (169,578)
                                                 ---------           --------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  306,559                 --               124,347
      Realized gains (losses) on sale of
         investments                                93,163             (1,675)              258,201
                                                 ---------           --------             ---------
            Net realized gains (losses)            399,722             (1,675)              382,548
                                                 ---------           --------             ---------
      Change in unrealized gains (losses)
         on investments                           (108,886)            (7,065)              (15,321)
                                                 ---------           --------             ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 293,103           $113,531             $ 197,649
                                                 =========           ========             =========

                                                                 DWSII DREMAN
                                                DWSII DREMAN     SMALL MID CAP       DWSII
                                             HIGH RETURN EQUITY      VALUE      GLOBAL THEMATIC
                                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                 (CLASS B)         (CLASS B)       (CLASS B)
                                             ------------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $   199,182       $    53,504      $  11,450
                                                -----------       -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                    334,160           164,026         88,046
      Administrative charges                         28,301            13,584          7,251
                                                -----------       -----------      ---------
         Total expenses                             362,461           177,610         95,297
                                                -----------       -----------      ---------
            Net investment income (loss)           (163,279)         (124,106)       (83,847)
                                                -----------       -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   157,885         1,283,824        654,590
      Realized gains (losses) on sale of
         investments                                363,967           222,419        171,518
                                                -----------       -----------      ---------
            Net realized gains (losses)             521,852         1,506,243        826,108
                                                -----------       -----------      ---------
      Change in unrealized gains (losses)
         on investments                          (1,081,781)       (1,276,884)      (595,507)
                                                -----------       -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations              $  (723,208)      $   105,253      $ 146,754
                                                ===========       ===========      =========

   The accompanying notes are an integral part of these financial statements.

                                                    DWSII
                                             GOVERNMENT & AGENCY        DWSII           DWSII     DWSII INTERNATIONAL
                                                 SECURITIES       GROWTH ALLOCATION  HIGH INCOME     SELECT EQUITY
                                                 SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)           (CLASS B)       (CLASS B)        (CLASS B)
                                             -------------------  -----------------  -----------  -------------------
INVESTMENT INCOME:
      Dividends                                    $ 75,954           $  364,592      $ 408,130         $120,555
                                                   --------           ----------      ---------         --------
EXPENSES:
      Mortality and expense risk
         charges                                     32,482              341,589         98,619          107,422
      Administrative charges                          2,745               27,862          8,206            8,408
                                                   --------           ----------      ---------         --------
         Total expenses                              35,227              369,451        106,825          115,830
                                                   --------           ----------      ---------         --------
            Net investment income (loss)             40,727               (4,859)       301,305            4,725
                                                   --------           ----------      ---------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --              930,469             --          484,245
      Realized gains (losses) on sale of
         investments                                (21,291)             281,044        (43,617)         229,167
                                                   --------           ----------      ---------         --------
            Net realized gains (losses)             (21,291)           1,211,513        (43,617)         713,412
                                                   --------           ----------      ---------         --------
      Change in unrealized gains (losses)
         on investments                              36,490             (561,650)      (347,996)         (41,110)
                                                   --------           ----------      ---------         --------
      Net increase (decrease) in net assets
         resulting from operations                 $ 55,926           $  645,004      $ (90,308)        $677,027
                                                   ========           ==========      =========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               DWSII JANUS         DWSII            DWSII
                                             GROWTH & INCOME  LARGE CAP VALUE  MID CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                (CLASS B)        (CLASS B)        (CLASS B)
                                             ---------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                 $   4,797        $  37,985        $      --
                                                ---------        ---------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                   43,298           54,768           15,358
      Administrative charges                        3,467            4,386            1,335
                                                ---------        ---------        ---------
         Total expenses                            46,765           59,154           16,693
                                                ---------        ---------        ---------
            Net investment income (loss)          (41,968)         (21,169)         (16,693)
                                                ---------        ---------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --          100,919               --
      Realized gains (losses) on sale of
         investments                               99,507           78,336           72,947
                                                ---------        ---------        ---------
            Net realized gains (losses)            99,507          179,255           72,947
                                                ---------        ---------        ---------
      Change in unrealized gains (losses)
         on investments                            35,667          137,069          (10,600)
                                                ---------        ---------        ---------
      Net increase (decrease) in net assets
         resulting from operations              $  93,206        $ 295,155        $  45,654
                                                =========        =========        =========

                                                    DWSII            DWSII            DWSII
                                             MODERATE ALLOCATION  MONEY MARKET  SMALL CAP GROWTH
                                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                  (CLASS B)        (CLASS B)        (CLASS B)
                                             -------------------  ------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 390,433         $ 235,473       $      --
                                                  ---------         ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                    324,843            93,444          59,944
      Administrative charges                         26,424             8,034           4,666
                                                  ---------         ---------       ---------
         Total expenses                             351,267           101,478          64,610
                                                  ---------         ---------       ---------
            Net investment income (loss)             39,166           133,995         (64,610)
                                                  ---------         ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   646,027                --              --
      Realized gains (losses) on sale of
         investments                                214,308                --         104,459
                                                  ---------         ---------       ---------
            Net realized gains (losses)             860,335                --         104,459
                                                  ---------         ---------       ---------
      Change in unrealized gains (losses)
         on investments                            (360,839)               --          61,972
                                                  ---------         ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 538,662         $ 133,995       $ 101,821
                                                  =========         =========       =========

   The accompanying notes are an integral part of these financial statements.

                                                              DWSII                           FIDELITY VIP
                                               DWSII     TURNER MID CAP     FIDELITY VIP     DYNAMIC CAPITAL
                                             TECHNOLOGY      GROWTH          CONTRAFUND       APPRECIATION
                                             SUBACCOUNT    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             (CLASS B)      (CLASS B)    (SERVICE CLASS 2)  (SERVICE CLASS 2)
                                             ----------  --------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                               $     --      $     --        $   184,895         $   1,784
                                              --------      --------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                22,601        43,926            426,787            29,735
      Administrative charges                     1,816         3,447             35,656             2,563
                                              --------      --------        -----------         ---------
         Total expenses                         24,417        47,373            462,443            32,298
                                              --------      --------        -----------         ---------
            Net investment income (loss)       (24,417)      (47,373)          (277,548)          (30,514)
                                              --------      --------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --       190,548          6,319,085           169,566
      Realized gains (losses) on sale of
         investments                            37,650        61,794            393,163           107,119
                                              --------      --------        -----------         ---------
            Net realized gains (losses)         37,650       252,342          6,712,248           276,685
                                              --------      --------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                         71,963       260,457         (3,121,266)         (154,341)
                                              --------      --------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations            $ 85,196      $465,426        $ 3,313,434         $  91,830
                                              ========      ========        ===========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                FTVIPT FRANKLIN    FTVIPT FRANKLIN
                                               FIDELITY VIP     RISING DIVIDENDS    SMALL MID-CAP
                                                  MID CAP          SECURITIES     GROWTH SECURITIES
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                             (SERVICE CLASS 2)     (CLASS 2)          (CLASS 2)
                                             -----------------  ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $  147,700        $   356,462         $      --
                                                ----------        -----------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   523,783            261,250           105,188
      Administrative charges                        44,794             22,373             9,099
                                                ----------        -----------         ---------
         Total expenses                            568,577            283,623           114,287
                                                ----------        -----------         ---------
            Net investment income (loss)          (420,877)            72,839          (114,287)
                                                ----------        -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                2,678,617            218,633           399,100
      Realized gains (losses) on sale of
         investments                               407,638            309,869           157,122
                                                ----------        -----------         ---------
            Net realized gains (losses)          3,086,255            528,502           556,222
                                                ----------        -----------         ---------
      Change in unrealized gains (losses)
         on investments                            973,936         (1,279,780)          (13,503)
                                                ----------        -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations              $3,639,314        $  (678,439)        $ 428,432
                                                ==========        ===========         =========
                                              FTVIPT TEMPLETON                         JANUS ASPEN
                                             DEVELOPING MARKETS   FTVIPT TEMPLETON     GLOBAL LIFE
                                                 SECURITIES      FOREIGN SECURITIES      SCIENCES
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                 (CLASS 2)            (CLASS 2)      (SERVICE SHARES)
                                             ------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  340,975          $  428,228          $    --
                                                 ----------          ----------          -------
EXPENSES:
      Mortality and expense risk
         charges                                    274,050             382,492            4,353
      Administrative charges                         23,275              32,091              360
                                                 ----------          ----------          -------
         Total expenses                             297,325             414,583            4,713
                                                 ----------          ----------          -------
            Net investment income (loss)             43,650              13,645           (4,713)
                                                 ----------          ----------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,171,637             976,737               --
      Realized gains (losses) on sale of
         investments                              1,097,532             818,125           14,564
                                                 ----------          ----------          -------
            Net realized gains (losses)           2,269,169           1,794,862           14,564
                                                 ----------          ----------          -------
      Change in unrealized gains (losses)
         on investments                           1,263,051             802,529           32,755
                                                 ----------          ----------          -------
      Net increase (decrease) in net assets
         resulting from operations               $3,575,870          $2,611,036          $42,606
                                                 ==========          ==========          =======

   The accompanying notes are an integral part of these financial statements.

                                                JANUS ASPEN        JANUS ASPEN          LMPVET             LMPVET
                                             GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (SERVICE SHARES)  (SERVICE SHARES)    (CLASS I) (b)      (CLASS II) (b)
                                             -----------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $  9,073           $ 1,506          $      --          $      --
                                                  --------           -------          ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    25,208             4,717             96,064             86,905
      Administrative charges                         2,087               394              7,961              7,277
                                                  --------           -------          ---------          ---------
         Total expenses                             27,295             5,111            104,025             94,182
                                                  --------           -------          ---------          ---------
            Net investment income (loss)           (18,222)           (3,605)          (104,025)           (94,182)
                                                  --------           -------          ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                --             41,475             39,796
      Realized gains (losses) on sale of
         investments                                19,478             9,782            (13,865)           (10,293)
                                                  --------           -------          ---------          ---------
            Net realized gains (losses)             19,478             9,782             27,610             29,503
                                                  --------           -------          ---------          ---------
      Change in unrealized gains (losses)
         on investments                            230,422            10,593           (293,058)          (287,503)
                                                  --------           -------          ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                $231,678           $16,770          $(369,473)         $(352,182)
                                                  ========           =======          =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET        LMPVET           LMPVET
                                              APPRECIATION  EQUITY INDEX  FUNDAMENTAL VALUE
                                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                             (CLASS I) (b)   (CLASS II)     (CLASS I) (b)
                                             -------------  ------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $ 17,535      $ 211,924       $  57,471
                                                --------      ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                  20,647        240,413          57,079
      Administrative charges                       1,757         20,294           4,857
                                                --------      ---------       ---------
         Total expenses                           22,404        260,707          61,936
                                                --------      ---------       ---------
            Net investment income (loss)          (4,869)       (48,783)         (4,465)
                                                --------      ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                135,727        612,599         224,186
      Realized gains (losses) on sale of
         investments                               3,552        281,850          (3,203)
                                                --------      ---------       ---------
            Net realized gains (losses)          139,279        894,449         220,983
                                                --------      ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (89,742)      (450,289)       (471,368)
                                                --------      ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 44,668      $ 395,377       $(254,850)
                                                ========      =========       =========

                                               LMPVET         LMPVET            LMPVET
                                              INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH
                                             SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                              (CLASS I)    (CLASS I) (b)       (CLASS I)
                                             ----------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                               $ 39,313       $  1,036          $     --
                                              --------       --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                57,237         31,224            90,607
      Administrative charges                     4,766          2,579             7,534
                                              --------       --------          --------
         Total expenses                         62,003         33,803            98,141
                                              --------       --------          --------
            Net investment income (loss)       (22,690)       (32,767)          (98,141)
                                              --------       --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               83,520             --           342,461
      Realized gains (losses) on sale of
         investments                            43,129          2,557            99,374
                                              --------       --------          --------
            Net realized gains (losses)        126,649          2,557           441,835
                                              --------       --------          --------
      Change in unrealized gains (losses)
         on investments                        (40,968)        11,416            42,975
                                              --------       --------          --------
      Net increase (decrease) in net assets
         resulting from operations            $ 62,991       $(18,794)         $386,669
                                              ========       ========          ========

   The accompanying notes are an integral part of these financial statements.

                                                                  LMPVPI          LMPVPI           LMPVPII
                                                  LMPVET          ALL CAP        ALL CAP      GROWTH AND INCOME
                                             SOCIAL AWARENESS   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                SUBACCOUNT     (CLASS I) (a)  (CLASS II) (a)    (CLASS I) (a)
                                             ----------------  -------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 13,570        $  13,293       $     91         $     980
                                                 --------        ---------       --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                   16,636           25,605          1,238             9,370
      Administrative charges                        1,455            2,172            111               793
                                                 --------        ---------       --------         ---------
         Total expenses                            18,091           27,777          1,349            10,163
                                                 --------        ---------       --------         ---------
            Net investment income (loss)           (4,521)         (14,484)        (1,258)           (9,183)
                                                 --------        ---------       --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 157,381          230,450         12,520            70,393
      Realized gains (losses) on sale of
         investments                                4,474          760,038         11,533           278,292
                                                 --------        ---------       --------         ---------
            Net realized gains (losses)           161,855          990,488         24,053           348,685
                                                 --------        ---------       --------         ---------
      Change in unrealized gains (losses)
         on investments                           (74,669)        (760,158)       (11,222)         (267,009)
                                                 --------        ---------       --------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 82,665        $ 215,846       $ 11,573         $  72,493
                                                 ========        =========       ========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVPI             LMPVPII           LMPVPII
                                             LARGE CAP GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                              (CLASS I) (a)      (CLASS I) (a)      (CLASS II) (a)
                                             ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --        $        --        $        --
                                                 ---------        -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                    15,165             48,946             39,785
      Administrative charges                         1,246              4,051              3,346
                                                 ---------        -----------        -----------
         Total expenses                             16,411             52,997             43,131
                                                 ---------        -----------        -----------
            Net investment income (loss)           (16,411)           (52,997)           (43,131)
                                                 ---------        -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --             21,243             17,943
      Realized gains (losses) on sale of
         investments                               393,380          1,905,882          1,410,393
                                                 ---------        -----------        -----------
            Net realized gains (losses)            393,380          1,927,125          1,428,336
                                                 ---------        -----------        -----------
      Change in unrealized gains (losses)
         on investments                           (271,145)        (1,587,920)        (1,154,276)
                                                 ---------        -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations               $ 105,824        $   286,208        $   230,929
                                                 =========        ===========        ===========

                                                   LMPVET           LMPVIT        LMPVPI
                                             CAPITAL AND INCOME   ADJUSTABLE   TOTAL RETURN
                                                 SUBACCOUNT      RATE INCOME    SUBACCOUNT
                                               (CLASS II) (b)     SUBACCOUNT  (CLASS II) (a)
                                             ------------------  -----------  --------------
INVESTMENT INCOME:
      Dividends                                  $  57,286         $117,161     $  25,178
                                                 ---------         --------     ---------
EXPENSES:
      Mortality and expense risk
         charges                                    54,464           48,832        24,170
      Administrative charges                         4,760            4,041         2,121
                                                 ---------         --------     ---------
         Total expenses                             59,224           52,873        26,291
                                                 ---------         --------     ---------
            Net investment income (loss)            (1,938)          64,288        (1,113)
                                                 ---------         --------     ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  762,235               --        28,496
      Realized gains (losses) on sale of
         investments                                 3,366           (1,954)      394,209
                                                 ---------         --------     ---------
            Net realized gains (losses)            765,601           (1,954)      422,705
                                                 ---------         --------     ---------
      Change in unrealized gains (losses)
         on investments                           (770,491)         (72,946)     (299,259)
                                                 ---------         --------     ---------
      Net increase (decrease) in net assets
         resulting from operations               $  (6,828)        $(10,612)    $ 122,333
                                                 =========         ========     =========

   The accompanying notes are an integral part of these financial statements.

                                                                                   MIST
                                                LORD ABBETT      LORD ABBETT    BATTERYMARCH   MIST BLACKROCK
                                             GROWTH AND INCOME  MID-CAP VALUE  MID-CAP STOCK     HIGH YIELD
                                                SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               (CLASS VC)(a)    (CLASS VC)(a)    (CLASS A)       (CLASS A)
                                             -----------------  -------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $        --       $       --     $  17,393       $ 545,775
                                                -----------       ----------     ---------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                     89,218           77,616        96,681         167,735
      Administrative charges                          7,214            6,436         8,350          15,128
                                                -----------       ----------     ---------       ---------
         Total expenses                              96,432           84,052       105,031         182,863
                                                -----------       ----------     ---------       ---------
            Net investment income (loss)            (96,432)         (84,052)      (87,638)        362,912
                                                -----------       ----------     ---------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --               --       693,497              --
      Realized gains (losses) on sale of
         investments                              2,133,663        2,182,490       (20,610)         (4,093)
                                                -----------       ----------     ---------       ---------
            Net realized gains (losses)           2,133,663        2,182,490       672,887          (4,093)
                                                -----------       ----------     ---------       ---------
      Change in unrealized gains (losses)
         on investments                          (1,472,754)        (801,611)     (362,707)       (523,685)
                                                -----------       ----------     ---------       ---------
      Net increase (decrease) in net assets
         resulting from operations              $   564,477       $1,296,827     $ 222,542       $(164,866)
                                                ===========       ==========     =========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN
                                             LARGE-CAP CORE  LARGE-CAP CORE  SMALL-CAP VALUE
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                              (CLASS E)(b)    (CLASS A)(a)      (CLASS A)
                                             --------------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $     --        $  34,038        $     --
                                                --------        ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                  58,198           29,208           9,161
      Administrative charges                       4,695            2,362             783
                                                --------        ---------        --------
         Total expenses                           62,893           31,570           9,944
                                                --------        ---------        --------
            Net investment income (loss)         (62,893)           2,468          (9,944)
                                                --------        ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --          296,540           2,763
      Realized gains (losses) on sale of
         investments                              15,733          252,749          12,236
                                                --------        ---------        --------
            Net realized gains (losses)           15,733          549,289          14,999
                                                --------        ---------        --------
      Change in unrealized gains (losses)
         on investments                           38,779         (323,399)        (23,082)
                                                --------        ---------        --------
      Net increase (decrease) in net assets
         resulting from operations              $ (8,381)       $ 228,358        $(18,027)
                                                ========        =========        ========

                                                  MIST
                                             HARRIS OAKMARK      MIST            MIST
                                              INTERNATIONAL  JANUS FORTY   LAZARD MID-CAP
                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                               (CLASS A)       (CLASS A)    (CLASS B)(b)
                                             --------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                 $  71,730     $   15,083       $    --
                                                ---------     ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                  136,748        159,348          5,637
      Administrative charges                       11,361         13,486            482
                                                ---------     ----------       --------
         Total expenses                           148,109        172,834          6,119
                                                ---------     ----------       --------
            Net investment income (loss)          (76,379)      (157,751)        (6,119)
                                                ---------     ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 615,472      1,450,374             --
      Realized gains (losses) on sale of
         investments                               79,383         24,950         (1,201)
                                                ---------     ----------       --------
            Net realized gains (losses)           694,855      1,475,324         (1,201)
                                                ---------     ----------       --------
      Change in unrealized gains (losses)
         on investments                          (855,323)       957,135        (54,598)
                                                ---------     ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $(236,847)    $2,274,708       $(61,918)
                                                =========     ==========       ========

   The accompanying notes are an integral part of these financial statements.

                                                    MIST
                                             LEGG MASON PARTNERS  MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT
                                                MANAGED ASSETS     BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                  (CLASS A)           (CLASS A)         (CLASS B)          (CLASS B)
                                             -------------------  ----------------  -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 104,641           $231,242          $ 135,508         $     2,472
                                                  ---------           --------          ---------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                     79,461             75,371            404,296             168,017
      Administrative charges                          6,587              6,212             38,255              13,957
                                                  ---------           --------          ---------         -----------
         Total expenses                              86,048             81,583            442,551             181,974
                                                  ---------           --------          ---------         -----------
            Net investment income (loss)             18,593            149,659           (307,043)           (179,502)
                                                  ---------           --------          ---------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   367,837              5,333            696,294              52,109
      Realized gains (losses) on sale of
         investments                                  9,421             49,072            142,939             (85,461)
                                                  ---------           --------          ---------         -----------
            Net realized gains (losses)             377,258             54,405            839,233             (33,352)
                                                  ---------           --------          ---------         -----------
      Change in unrealized gains (losses)
         on investments                            (213,538)            (8,594)          (502,781)         (1,251,102)
                                                  ---------           --------          ---------         -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 182,313           $195,470          $  29,409         $(1,463,956)
                                                  =========           ========          =========         ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MIST MET/AIM          MIST MET/AIM        MIST MET/AIM
                                             CAPITAL APPRECIATION  CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                  (CLASS A)           (CLASS E) (b)          (CLASS A)
                                             --------------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $  2,566              $     --             $    --
                                                   --------              --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     51,509                78,651               5,904
      Administrative charges                          4,336                 6,764                 495
                                                   --------              --------             -------
         Total expenses                              55,845                85,415               6,399
                                                   --------              --------             -------
            Net investment income (loss)            (53,279)              (85,415)             (6,399)
                                                   --------              --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     7,044                    --               2,839
      Realized gains (losses) on sale of
         investments                                (11,136)               10,334               6,043
                                                   --------              --------             -------
            Net realized gains (losses)              (4,092)               10,334               8,882
                                                   --------              --------             -------
      Change in unrealized gains (losses)
         on investments                             324,540               254,599               6,763
                                                   --------              --------             -------
      Net increase (decrease) in net assets
         resulting from operations                 $267,169              $179,518             $ 9,246
                                                   ========              ========             =======

                                                  MIST            MIST
                                              MFS EMERGING    MFS RESEARCH     MIST
                                             MARKETS EQUITY  INTERNATIONAL   MFS VALUE
                                               SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                              (CLASS A) (b)  (CLASS B) (b)   (CLASS A)
                                             --------------  -------------  ----------
INVESTMENT INCOME:
      Dividends                                $       --       $     --    $      56
                                               ----------       --------    ---------
EXPENSES:
      Mortality and expense risk
         charges                                   65,182         13,522      160,783
      Administrative charges                        5,509          1,202       13,424
                                               ----------       --------    ---------
         Total expenses                            70,691         14,724      174,207
                                               ----------       --------    ---------
            Net investment income (loss)          (70,691)       (14,724)    (174,151)
                                               ----------       --------    ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             --      167,300
      Realized gains (losses) on sale of
         investments                              108,210          2,006      105,009
                                               ----------       --------    ---------
            Net realized gains (losses)           108,210          2,006      272,309
                                               ----------       --------    ---------
      Change in unrealized gains (losses)
         on investments                         1,139,133         65,605      358,674
                                               ----------       --------    ---------
      Net increase (decrease) in net assets
         resulting from operations             $1,176,652       $ 52,887    $ 456,832
                                               ==========       ========    =========

   The accompanying notes are an integral part of these financial statements.

                                                   MIST                MIST               MIST
                                             NEUBERGER BERMAN      OPPENHEIMER       PIMCO INFLATION      MIST
                                               REAL ESTATE     CAPITAL APPRECIATION  PROTECTED BOND   PIONEER FUND
                                                SUBACCOUNT          SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                (CLASS A)           (CLASS B)         (CLASS A) (b)     (CLASS A)
                                             ----------------  --------------------  ---------------  ------------
INVESTMENT INCOME:
      Dividends                                $   173,503           $      --          $      --       $ 12,448
                                               -----------           ---------          ---------       --------
EXPENSES:
      Mortality and expense risk
         charges                                   278,512             107,485            138,961         24,161
      Administrative charges                        23,947               9,276             11,733          2,073
                                               -----------           ---------          ---------       --------
         Total expenses                            302,459             116,761            150,694         26,234
                                               -----------           ---------          ---------       --------
            Net investment income (loss)          (128,956)           (116,761)          (150,694)       (13,786)
                                               -----------           ---------          ---------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,390,332             371,361                 --             --
      Realized gains (losses) on sale of
         investments                               296,919              61,135             24,102         59,189
                                               -----------           ---------          ---------       --------
            Net realized gains (losses)          1,687,251             432,496             24,102         59,189
                                               -----------           ---------          ---------       --------
      Change in unrealized gains (losses)
         on investments                         (4,223,659)            335,584            810,364          1,961
                                               -----------           ---------          ---------       --------
      Net increase (decrease) in net assets
         resulting from operations             $(2,665,364)          $ 651,319          $ 683,772       $ 47,364
                                               ===========           =========          =========       ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                   MIST              MIST
                                              MIST PIONEER  PIONEER STRATEGIC    THIRD AVENUE
                                             MID-CAP VALUE        INCOME       SMALL CAP VALUE
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)         (CLASS B)
                                             -------------  -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $  1,939        $  64,143        $   119,533
                                                --------        ---------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                   2,626          165,907            384,609
      Administrative charges                         225           13,960             32,531
                                                --------        ---------        -----------
         Total expenses                            2,851          179,867            417,140
                                                --------        ---------        -----------
            Net investment income (loss)            (912)        (115,724)          (297,607)
                                                --------        ---------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 69,071               --            785,123
      Realized gains (losses) on sale of
         investments                               1,319           23,086           (112,979)
                                                --------        ---------        -----------
            Net realized gains (losses)           70,390           23,086            672,144
                                                --------        ---------        -----------
      Change in unrealized gains (losses)
         on investments                          (22,913)         511,935         (2,462,404)
                                                --------        ---------        -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 46,565        $ 419,297        $(2,087,867)
                                                ========        =========        ===========

                                               MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK
                                             AGGRESSIVE GROWTH   BOND INCOME   MONEY MARKET
                                                 SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
                                                 (CLASS D)        (CLASS A)      (CLASS A)
                                             -----------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                  $      --         $266,005      $1,398,760
                                                 ---------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                    92,150          146,498         521,249
      Administrative charges                         7,966           12,407          42,462
                                                 ---------         --------      ----------
         Total expenses                            100,116          158,905         563,711
                                                 ---------         --------      ----------
            Net investment income (loss)          (100,116)         107,100         835,049
                                                 ---------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --              --
      Realized gains (losses) on sale of
         investments                                49,747           40,283              --
                                                 ---------         --------      ----------
            Net realized gains (losses)             49,747           40,283              --
                                                 ---------         --------      ----------
      Change in unrealized gains (losses)
         on investments                            926,137          205,044              --
                                                 ---------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 875,768         $352,427      $  835,049
                                                 =========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                    MSF METLIFE
                                                 MSF             MSF              MSF METLIFE       CONSERVATIVE
                                             FI LARGE CAP  FI VALUE LEADERS  AGGRESSIVE ALLOCATION   ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                              (CLASS A)       (CLASS D)            (CLASS B)         (CLASS B)
                                             ------------  ----------------  ---------------------  ------------
INVESTMENT INCOME:
      Dividends                               $   7,850       $   94,886           $  1,086           $     --
                                              ---------       ----------           --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                 86,945          206,873             39,062             45,152
      Administrative charges                      7,165           17,142              2,973              3,504
                                              ---------       ----------           --------           --------
         Total expenses                          94,110          224,015             42,035             48,656
                                              ---------       ----------           --------           --------
            Net investment income (loss)        (86,260)        (129,129)           (40,949)           (48,656)
                                              ---------       ----------           --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               325,613        1,027,273              3,122              1,320
      Realized gains (losses) on sale of
         investments                              7,258           20,878             20,953             59,407
                                              ---------       ----------           --------           --------
            Net realized gains (losses)         332,871        1,048,151             24,075             60,727
                                              ---------       ----------           --------           --------
      Change in unrealized gains (losses)
         on investments                        (148,568)        (661,337)            13,243             65,380
                                              ---------       ----------           --------           --------
      Net increase (decrease) in net assets
         resulting from operations            $  98,043       $  257,685           $ (3,631)          $ 77,451
                                              =========       ==========           ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 MSF METLIFE                                MSF METLIFE
                                               CONSERVATIVE TO        MSF METLIFE           MODERATE TO
                                             MODERATE ALLOCATION  MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                                  (CLASS B)            (CLASS B)              (CLASS B)
                                             -------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                   $     --             $   1,046             $   2,539
                                                  --------             ---------             ---------
EXPENSES:
      Mortality and expense risk
         charges                                    56,051               236,125               136,643
      Administrative charges                         4,659                18,827                10,996
                                                  --------             ---------             ---------
         Total expenses                             60,710               254,952               147,639
                                                  --------             ---------             ---------
            Net investment income (loss)           (60,710)             (253,906)             (145,100)
                                                  --------             ---------             ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    6,783                18,833                10,158
      Realized gains (losses) on sale of
         investments                                52,356               125,272               298,820
                                                  --------             ---------             ---------
            Net realized gains (losses)             59,139               144,105               308,978
                                                  --------             ---------             ---------
      Change in unrealized gains (losses)
         on investments                             47,336               349,440                30,367
                                                  --------             ---------             ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 45,765             $ 239,639             $ 194,245
                                                  ========             =========             =========

                                                                              MSF
                                               MSF MFS        MSF MFS     OPPENHEIMER
                                             TOTAL RETURN  TOTAL RETURN  GLOBAL EQUITY
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              (CLASS B)     (CLASS F)      (CLASS B)
                                             ------------  ------------  -------------
INVESTMENT INCOME:
      Dividends                               $  84,935     $  673,358    $  317,860
                                              ---------     ----------    ----------
EXPENSES:
      Mortality and expense risk
         charges                                 86,694        613,982       622,265
      Administrative charges                      7,040         51,644        53,400
                                              ---------     ----------    ----------
         Total expenses                          93,734        665,626       675,665
                                              ---------     ----------    ----------
            Net investment income (loss)         (8,799)         7,732      (357,805)
                                              ---------     ----------    ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               145,763      1,136,117       527,032
      Realized gains (losses) on sale of
         investments                             35,524        274,520       599,413
                                              ---------     ----------    ----------
            Net realized gains (losses)         181,287      1,410,637     1,126,445
                                              ---------     ----------    ----------
      Change in unrealized gains (losses)
         on investments                        (106,545)      (670,943)      822,708
                                              ---------     ----------    ----------
      Net increase (decrease) in net assets
         resulting from operations            $  65,943     $  747,426    $1,591,348
                                              =========     ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                    MSF        MSF WESTERN ASSET  MSF WESTERN ASSET
                                               T. ROWE PRICE    MANAGEMENT HIGH    MANAGEMENT U.S.            PIMCO VIT
                                             LARGE CAP GROWTH      YIELD BOND         GOVERNMENT             REAL RETURN
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                                 (CLASS B)       (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)
                                             ----------------  -----------------  -----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $  4,920          $ 755,882           $166,660              $ 174,451
                                                 --------          ---------           --------              ---------
EXPENSES:
      Mortality and expense risk
         charges                                   45,591             40,197             94,528                 65,458
      Administrative charges                        3,941              3,577              9,026                  5,547
                                                 --------          ---------           --------              ---------
         Total expenses                            49,532             43,774            103,554                 71,005
                                                 --------          ---------           --------              ---------
            Net investment income (loss)          (44,612)           712,108             63,106                103,446
                                                 --------          ---------           --------              ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  22,694             64,810                 --                     --
      Realized gains (losses) on sale of
         investments                               27,649             (5,953)            50,596               (699,546)
                                                 --------          ---------           --------              ---------
            Net realized gains (losses)            50,343             58,857             50,596               (699,546)
                                                 --------          ---------           --------              ---------
      Change in unrealized gains (losses)
         on investments                           164,458           (497,478)            43,861                811,182
                                                 --------          ---------           --------              ---------
      Net increase (decrease) in net assets
         resulting from operations               $170,189          $ 273,487           $157,563              $ 215,082
                                                 ========          =========           ========              =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT              PIONEER           PIONEER
                                                  TOTAL RETURN       AMERICA INCOME VCT     BOND VCT
                                                   SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)    (CLASS II) (c)    (CLASS II) (d)
                                             ----------------------  ------------------  --------------
INVESTMENT INCOME:
      Dividends                                    $1,257,131             $368,403          $ 62,589
                                                   ----------             --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                      468,166              139,286            24,197
      Administrative charges                           39,275               12,017             2,059
                                                   ----------             --------          --------
         Total expenses                               507,441              151,303            26,256
                                                   ----------             --------          --------
            Net investment income (loss)              749,690              217,100            36,333
                                                   ----------             --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --                   --                --
      Realized gains (losses) on sale of
         investments                                  (84,476)             (93,308)              656
                                                   ----------             --------          --------
            Net realized gains (losses)               (84,476)             (93,308)              656
                                                   ----------             --------          --------
      Change in unrealized gains (losses)
         on investments                             1,029,439              208,007            68,283
                                                   ----------             --------          --------
      Net increase (decrease) in net assets
         resulting from operations                 $1,694,653             $331,799          $105,272
                                                   ==========             ========          ========

                                                  PIONEER             PIONEER             PIONEER
                                             CULLEN VALUE VCT  EMERGING MARKETS VCT  EQUITY INCOME VCT
                                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                (CLASS II)          (CLASS II)           (CLASS II)
                                             ----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $ 58,406           $   46,012           $ 303,198
                                                 --------           ----------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                  122,310              238,994             217,290
      Administrative charges                       10,875               20,417              19,814
                                                 --------           ----------           ---------
         Total expenses                           133,185              259,411             237,104
                                                 --------           ----------           ---------
            Net investment income (loss)          (74,779)            (213,399)             66,094
                                                 --------           ----------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --            1,370,335             413,833
      Realized gains (losses) on sale of
         investments                               61,965              609,502             265,655
                                                 --------           ----------           ---------
            Net realized gains (losses)            61,965            1,979,837             679,488
                                                 --------           ----------           ---------
      Change in unrealized gains (losses)
         on investments                           291,114            2,768,304            (959,180)
                                                 --------           ----------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $278,300           $4,534,742           $(213,598)
                                                 ========           ==========           =========

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER EQUITY     PIONEER   PIONEER GLOBAL      PIONEER
                                             OPPORTUNITY VCT   FUND VCT   HIGH YIELD VCT  HIGH YIELD VCT
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                             (CLASS II) (c)   (CLASS II)    (CLASS II)      (CLASS II)
                                             ---------------  ----------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $  1,204      $121,356     $ 386,732        $726,895
                                                 --------      --------     ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   10,166       203,537        89,961         245,987
      Administrative charges                          858        17,093         7,170          21,477
                                                 --------      --------     ---------        --------
         Total expenses                            11,024       220,630        97,131         267,464
                                                 --------      --------     ---------        --------
            Net investment income (loss)           (9,820)      (99,274)      289,601         459,431
                                                 --------      --------     ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  84,195            --        72,706          13,146
      Realized gains (losses) on sale of
         investments                                9,400       239,790        (3,262)        121,720
                                                 --------      --------     ---------        --------
            Net realized gains (losses)            93,595       239,790        69,444         134,866
                                                 --------      --------     ---------        --------
      Change in unrealized gains (losses)
         on investments                           (18,944)      121,440      (395,188)        (54,625)
                                                 --------      --------     ---------        --------
      Net increase (decrease) in net assets
         resulting from operations               $ 64,831      $261,956     $ (36,143)       $539,672
                                                 ========      ========     =========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER IBBOTSON  PIONEER IBBOTSON  PIONEER IBBOTSON
                                                AGGRESSIVE          GROWTH           MODERATE
                                              ALLOCATION VCT    ALLOCATION VCT    ALLOCATION VCT
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                (CLASS II)        (CLASS II)        (CLASS II)
                                             ----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $ 66,113         $   939,850       $  491,128
                                                 --------         -----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                   90,830           1,921,363          963,328
      Administrative charges                        7,897             139,506           72,828
                                                 --------         -----------       ----------
         Total expenses                            98,727           2,060,869        1,036,156
                                                 --------         -----------       ----------
            Net investment income (loss)          (32,614)         (1,121,019)        (545,028)
                                                 --------         -----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 161,831           1,714,800          600,089
      Realized gains (losses) on sale of
         investments                               24,928             268,591          307,405
                                                 --------         -----------       ----------
            Net realized gains (losses)           186,759           1,983,391          907,494
                                                 --------         -----------       ----------
      Change in unrealized gains (losses)
         on investments                           (20,808)          1,225,391          938,264
                                                 --------         -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations               $133,337         $ 2,087,763       $1,300,730
                                                 ========         ===========       ==========

                                                                  PIONEER
                                                 PIONEER       INTERNATIONAL  PIONEER MID CAP
                                             INDEPENDENCE VCT    VALUE VCT       VALUE VCT
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS II)       (CLASS II)      (CLASS II)
                                             ----------------  -------------  ---------------
INVESTMENT INCOME:
      Dividends                                  $     --         $ 15,589      $   68,569
                                                 --------         --------      ----------
EXPENSES:
      Mortality and expense risk
         charges                                   38,898           88,008         199,462
      Administrative charges                        3,284            7,572          17,650
                                                 --------         --------      ----------
         Total expenses                            42,182           95,580         217,112
                                                 --------         --------      ----------
            Net investment income (loss)          (42,182)         (79,991)       (148,543)
                                                 --------         --------      ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --           53,857       1,225,256
      Realized gains (losses) on sale of
         investments                               48,691          219,660        (155,109)
                                                 --------         --------      ----------
            Net realized gains (losses)            48,691          273,517       1,070,147
                                                 --------         --------      ----------
      Change in unrealized gains (losses)
         on investments                           109,418          293,415        (602,644)
                                                 --------         --------      ----------
      Net increase (decrease) in net assets
         resulting from operations               $115,927         $486,941      $  318,960
                                                 ========         ========      ==========

   The accompanying notes are an integral part of these financial statements.

                                               PIONEER
                                              OAK RIDGE    PIONEER         PIONEER
                                              LARGE CAP  REAL ESTATE  SMALL AND MID CAP  PIONEER SMALL
                                             GROWTH VCT   SHARES VCT      GROWTH VCT     CAP VALUE VCT
                                             SUBACCOUNT   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             (CLASS II)   (CLASS II)    (CLASS II) (c)     (CLASS II)
                                             ----------  -----------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                               $  11,860  $   265,134      $      --       $    40,137
                                              ---------  -----------      ---------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                108,393      178,709         36,597           135,595
      Administrative charges                      9,153       15,770          3,196            11,895
                                              ---------  -----------      ---------       -----------
         Total expenses                         117,546      194,479         39,793           147,490
                                              ---------  -----------      ---------       -----------
            Net investment income (loss)       (105,686)      70,655        (39,793)         (107,353)
                                              ---------  -----------      ---------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                24,157    1,000,336        599,465         1,864,038
      Realized gains (losses) on sale of
         investments                            154,962      259,981         46,841           (93,194)
                                              ---------  -----------      ---------       -----------
            Net realized gains (losses)         179,119    1,260,317        646,306         1,770,844
                                              ---------  -----------      ---------       -----------
      Change in unrealized gains (losses)
         on investments                         273,910   (3,590,805)      (250,221)       (2,363,206)
                                              ---------  -----------      ---------       -----------
      Net increase (decrease) in net assets
         resulting from operations            $ 347,343  $(2,259,833)     $ 356,292       $  (699,715)
                                              =========  ===========      =========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER STRATEGIC                          PUTNAM VT
                                                INCOME VCT      PIONEER VALUE VCT  INTERNATIONAL EQUITY
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                (CLASS II)        (CLASS II) (c)      (CLASS IB) (a)
                                             -----------------  -----------------  --------------------
INVESTMENT INCOME:
      Dividends                                  $1,091,148         $ 170,948            $  20,304
                                                 ----------         ---------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                    366,876            97,174                3,935
      Administrative charges                         31,742             8,039                  345
                                                 ----------         ---------            ---------
         Total expenses                             398,618           105,213                4,280
                                                 ----------         ---------            ---------
            Net investment income (loss)            692,530            65,735               16,024
                                                 ----------         ---------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   116,013           436,783               87,894
      Realized gains (losses) on sale of
         investments                                (17,038)          334,799              194,176
                                                 ----------         ---------            ---------
            Net realized gains (losses)              98,975           771,582              282,070
                                                 ----------         ---------            ---------
      Change in unrealized gains (losses)
         on investments                             104,962          (839,576)            (240,847)
                                                 ----------         ---------            ---------
      Net increase (decrease) in net assets
         resulting from operations               $  896,467         $  (2,259)           $  57,247
                                                 ==========         =========            =========

                                                PUTNAM VT     VAN KAMPEN LIT  VAN KAMPEN LIT
                                             SMALL CAP VALUE     COMSTOCK       ENTERPRISE
                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                             (CLASS IB) (a)     (CLASS II)      (CLASS II)
                                             ---------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                $    82,872      $   225,508       $   290
                                               -----------      -----------       -------
EXPENSES:
      Mortality and expense risk
         charges                                    83,510          256,764         3,167
      Administrative charges                         7,299           21,453           283
                                               -----------      -----------       -------
         Total expenses                             90,809          278,217         3,450
                                               -----------      -----------       -------
            Net investment income (loss)            (7,937)         (52,709)       (3,160)
                                               -----------      -----------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,657,447          313,027            --
      Realized gains (losses) on sale of
         investments                             1,067,930          256,135         2,861
                                               -----------      -----------       -------
            Net realized gains (losses)          2,725,377          569,162         2,861
                                               -----------      -----------       -------
      Change in unrealized gains (losses)
         on investments                         (1,726,958)      (1,080,467)       18,831
                                               -----------      -----------       -------
      Net increase (decrease) in net assets
         resulting from operations             $   990,482      $  (564,014)      $18,532
                                               ===========      ===========       =======

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. MID CAP CORE EQUITY    AIM V.I. UTILITIES    AIM V.I. CAPITAL APPRECIATION
                                              SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
                                             (SERIES II)                 (SERIES I)                  (SERIES II)
                                     ----------------------------  ----------------------  -----------------------------
                                            2007        2006          2007        2006       2007 (a)         2006
                                        ----------  ----------     ----------  ----------    ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (54,306) $  (32,556)    $      958  $   38,151     $   (35,836) $ (101,416)
   Net realized gains (losses)              90,434     306,099        309,002     115,242       1,270,367      73,612
   Change in unrealized gains
      (losses) on investments              156,099     (61,501)       104,574     283,685        (860,370)    244,796
                                        ----------  ----------     ----------  ----------     ---------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   192,227     212,042        414,534     437,078         374,161     216,992
                                        ----------  ----------     ----------  ----------     ---------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 250,258     471,916         70,298      59,667         189,726   1,075,430
   Transfers from other funding
      options                              252,194     137,809        489,719     549,763          81,115     185,268
   Contract charges                           (645)       (596)          (479)       (492)            (12)     (1,856)
   Contract surrenders                    (160,033)   (111,983)      (287,281)    (50,233)       (140,279)   (353,874)
   Transfers to other funding
      options                             (435,352)   (306,337)      (386,673)   (362,468)     (6,273,892)   (256,175)
   Other receipts (payments)               (19,403)    (88,484)        (5,946)         --         (13,525)    (91,172)
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (112,981)    102,325       (120,362)    196,237      (6,156,867)    557,621
                                        ----------  ----------     ----------  ----------     -----------  ----------
      Net increase (decrease)
         in net assets                      79,246     314,367        294,172     633,315      (5,782,706)    774,613
NET ASSETS:
   Beginning of period                   2,775,926   2,461,559      2,435,790   1,802,475       5,782,706   5,008,093
                                        ----------  ----------     ----------  ----------     -----------  ----------
   End of period                        $2,855,172  $2,775,926     $2,729,962  $2,435,790     $        --  $5,782,706
                                        ==========  ==========     ==========  ==========     ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     ALGER AMERICAN LEVERAGED ALLCAP  AMERICAN FUNDS GLOBAL GROWTH
                                                SUBACCOUNT                     SUBACCOUNT
                                                (CLASS S)                       (CLASS 2)
                                     -------------------------------  ----------------------------
                                             2007        2006             2007           2006
                                         ----------  -----------        -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (57,009) $   (40,043)       $   175,269  $  (198,655)
   Net realized gains (losses)              139,677      151,574          1,615,133      244,925
   Change in unrealized gains
      (losses) on investments               669,548      201,553            854,120    3,002,642
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    752,216      313,084          2,644,522    3,048,912
                                         ----------  -----------        -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   87,687      477,849            847,199    1,666,900
   Transfers from other funding
      options                             1,597,258    1,684,045          3,312,367    2,763,912
   Contract charges                            (592)        (552)            (6,264)      (5,806)
   Contract surrenders                     (115,663)    (110,309)          (852,170)    (457,732)
   Transfers to other funding
      options                              (476,352)  (1,437,506)        (2,409,097)  (1,298,656)
   Other receipts (payments)                 (1,569)          --            (93,268)    (125,665)
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,090,769      613,527            798,767    2,542,953
                                         ----------  -----------        -----------  -----------
      Net increase (decrease)
         in net assets                    1,842,985      926,611          3,443,289    5,591,865
NET ASSETS:
   Beginning of period                    2,198,304    1,271,693         20,624,439   15,032,574
                                         ----------  -----------        -----------  -----------
   End of period                         $4,041,289  $ 2,198,304        $24,067,728  $20,624,439
                                         ==========  ===========        ===========  ===========

                                     AMERICAN FUNDS GROWTH-INCOME    AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS 2)                    (CLASS 2)
                                     ----------------------------  ------------------------
                                         2007         2006             2007        2006
                                     -----------  -----------      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (245,082) $  (178,851)     $  (687,343) $  (615,259)
   Net realized gains (losses)         2,586,012    1,318,982        5,657,274      911,712
   Change in unrealized gains
      (losses) on investments           (842,340)   4,268,292          552,156    3,732,534
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,498,590    5,408,423        5,522,087    4,028,987
                                     -----------  -----------      -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               691,131    2,853,550        1,077,045    3,372,148
   Transfers from other funding
      options                          1,405,373    2,243,438        2,251,994    3,014,762
   Contract charges                      (13,277)     (13,796)         (17,483)     (17,689)
   Contract surrenders                (2,207,482)  (1,197,684)      (3,137,802)  (1,438,976)
   Transfers to other funding
      options                         (3,623,052)  (1,897,729)      (4,815,602)  (3,270,390)
   Other receipts (payments)            (146,175)    (243,174)        (244,337)    (132,555)
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,893,482)   1,744,605       (4,886,185)   1,527,300
                                     -----------  -----------      -----------  -----------
      Net increase (decrease)
         in net assets                (2,394,892)   7,153,028          635,902    5,556,287
NET ASSETS:
   Beginning of period                47,375,784   40,222,756       55,143,636   49,587,349
                                     -----------  -----------      -----------  -----------
   End of period                     $44,980,892  $47,375,784      $55,779,538  $55,143,636
                                     ===========  ===========      ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     CREDIT SUISSE TRUST EMERGING  CREDIT SUISSE TRUST GLOBAL  DREYFUS MIDCAP STOCK
                                                MARKETS                     SMALL CAP                SUBACCOUNT
                                              SUBACCOUNT                   SUBACCOUNT            (SERVICE SHARES)
                                     ----------------------------  --------------------------  ----------------------
                                         2007 (a)      2006              2007       2006          2007        2006
                                       -----------  ----------        ---------  ---------     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (30,177) $  (61,741)       $ (15,822) $ (15,799)    $  (83,688) $  (89,666)
   Net realized gains (losses)           1,976,912     201,216           66,303     21,629        597,963     838,871
   Change in unrealized gains
      (losses) on investments           (1,764,857)    997,222          (96,614)    80,799       (513,759)   (482,232)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   181,878   1,136,697          (46,133)    86,629            516     266,973
                                       -----------  ----------        ---------  ---------     ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  12,165     431,566           60,413     21,155         69,011     152,491
   Transfers from other funding
      options                              186,099     473,203           79,553    191,638        284,864     535,827
   Contract charges                             --        (991)            (177)      (179)          (793)       (911)
   Contract surrenders                    (119,397)    (92,022)         (65,427)   (68,254)      (142,856)   (237,531)
   Transfers to other funding
      options                           (5,313,314)   (562,378)        (226,145)   (45,560)      (926,334)   (444,195)
   Other receipts (payments)               (12,215)         --               --         --        (28,441)    (22,908)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (5,246,662)    249,378         (151,783)    98,800       (744,549)    (17,227)
                                       -----------  ----------        ---------  ---------     ----------  ----------
      Net increase (decrease)
         in net assets                  (5,064,784)  1,386,075         (197,916)   185,429       (744,033)    249,746
NET ASSETS:
   Beginning of period                   5,064,784   3,678,709          882,503    697,074      5,177,037   4,927,291
                                       -----------  ----------        ---------  ---------     ----------  ----------
   End of period                       $        --  $5,064,784        $ 684,587  $ 882,503     $4,433,004  $5,177,037
                                       ===========  ==========        =========  =========     ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      DREYFUS SOCIALLY
                                     RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                         SUBACCOUNT             SUBACCOUNT
                                      (SERVICE SHARES)       (INITIAL SHARES)
                                     ------------------  ------------------------
                                       2007      2006        2007        2006
                                     --------  --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,904) $ (5,783)  $   (9,207) $   (8,373)
   Net realized gains (losses)          9,041     2,647       66,377      18,697
   Change in unrealized gains
      (losses) on investments          11,045    22,235       66,542     306,976
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               15,182    19,099      123,712     317,300
                                     --------  --------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             17,597    15,858       17,156      79,383
   Transfers from other funding
      options                           2,428     5,663       61,681     165,036
   Contract charges                      (148)     (121)      (1,034)     (1,125)
   Contract surrenders                (38,884)  (21,748)    (166,387)    (77,035)
   Transfers to other funding
      options                         (13,060)   (1,077)    (142,297)   (142,204)
   Other receipts (payments)               --    (4,416)     (11,758)         --
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (32,067)   (5,841)    (242,639)     24,055
                                     --------  --------   ----------  ----------
      Net increase (decrease)
         in net assets                (16,885)   13,258     (118,927)    341,355
NET ASSETS:
   Beginning of period                296,584   283,326    2,518,813   2,177,458
                                     --------  --------   ----------  ----------
   End of period                     $279,699  $296,584   $2,399,886  $2,518,813
                                     ========  ========   ==========  ==========


                                     DREYFUS VIF DEVELOPING LEADERS  DWS VIT EQUITY 500 INDEX
                                               SUBACCOUNT                   SUBACCOUNT
                                            (INITIAL SHARES)                (CLASS 2)
                                     ------------------------------  ------------------------
                                            2007        2006             2007        2006
                                        -----------  ----------       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (100,917) $ (134,380)      $  (42,879) $  (55,557)
   Net realized gains (losses)            1,002,329     695,177          162,027      20,662
   Change in unrealized gains
      (losses) on investments            (1,967,078)   (442,249)          44,325     623,215
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (1,065,666)    118,548          163,473     588,320
                                        -----------  ----------       ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   86,279     437,726            3,345      27,389
   Transfers from other funding
      options                               522,548     640,662        1,175,621     112,781
   Contract charges                          (2,791)     (2,957)            (587)       (656)
   Contract surrenders                     (271,477)   (298,693)         (41,997)    (81,838)
   Transfers to other funding
      options                              (592,305)   (528,175)        (871,172)   (135,734)
   Other receipts (payments)                (19,208)    (22,428)         (10,681)    (26,033)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (276,954)    226,135          254,529    (104,091)
                                        -----------  ----------       ----------  ----------
      Net increase (decrease)
         in net assets                   (1,342,620)    344,683          418,002     484,229
NET ASSETS:
   Beginning of period                    8,580,463   8,235,780        5,092,588   4,608,359
                                        -----------  ----------       ----------  ----------
   End of period                        $ 7,237,843  $8,580,463       $5,510,590  $5,092,588
                                        ===========  ==========       ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                          DWS VIT RREEF
                                      REAL ESTATE SECURITIES  DWSI GLOBAL OPPORTUNITIES      DWSII BALANCED
                                            SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  -------------------------  ----------------------
                                         2007        2006          2007        2006         2007        2006
                                     -----------  ----------    ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (68,332) $ (111,255)   $  (35,588) $  (33,699)  $   37,143  $    6,768
   Net realized gains (losses)         1,112,129     249,341       400,316     122,779       65,476      65,242
   Change in unrealized gains
      (losses) on investments         (2,174,650)  1,545,005      (143,574)    466,588       (6,068)    234,008
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (1,130,853)  1,683,091       221,154     555,668       96,551     306,018
                                     -----------  ----------    ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               131,303     222,348        49,013     100,800       23,115     103,256
   Transfers from other funding
      options                            879,316     382,507       663,650     337,936       64,391     218,433
   Contract charges                         (996)     (1,067)         (606)       (656)        (802)       (852)
   Contract surrenders                  (226,584)   (146,142)     (102,144)   (132,508)    (191,713)   (246,646)
   Transfers to other funding
      options                         (1,003,030)   (608,388)     (386,945)   (334,672)    (296,373)   (749,500)
   Other receipts (payments)             (18,685)    (12,192)      (11,968)    (28,574)     (48,538)    (50,787)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (238,676)   (162,934)      211,000     (57,674)    (449,920)   (726,096)
                                     -----------  ----------    ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                (1,369,529)  1,520,157       432,154     497,994     (353,369)   (420,078)
NET ASSETS:
   Beginning of period                 6,472,186   4,952,029     3,374,703   2,876,709    4,050,432   4,470,510
                                     -----------  ----------    ----------  ----------   ----------  ----------
   End of period                     $ 5,102,657  $6,472,186    $3,806,857  $3,374,703   $3,697,063  $4,050,432
                                     ===========  ==========    ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          DWSI BOND          DWSI CAPITAL GROWTH     DWSI GROWTH & INCOME      DWSI HEALTH CARE
                                          SUBACCOUNT             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                          (CLASS B)               (CLASS B)               (CLASS B)                (CLASS B)
                                     -------------------  ------------------------  ----------------------  ----------------------
                                        2007      2006        2007         2006        2007        2006        2007        2006
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  25,160  $  2,305  $  (136,866) $   (87,489) $  (81,474) $  (65,550) $  (56,871) $  (53,548)
   Net realized gains (losses)         (18,577)      186      227,802      113,520     221,596     149,319     233,453      54,936
   Change in unrealized gains
      (losses) on investments           (7,337)    1,268      646,315      190,167    (193,561)    385,850     103,781     100,207
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (754)    3,759      737,251      216,198     (53,439)    469,619     280,363     101,595
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               1,590    10,600      115,175       60,795      26,179     144,718      72,070      76,302
   Transfers from other funding
      options                          841,196   111,506      892,287    4,715,576     212,877   2,909,906     252,378     184,219
   Contract charges                       (117)      (43)      (1,750)      (1,000)     (1,406)     (1,164)       (507)       (570)
   Contract surrenders                  (1,535)     (487)    (268,602)    (236,348)   (223,637)   (207,196)   (172,194)   (135,987)
   Transfers to other funding
      options                         (481,178)   (9,618)  (1,516,593)  (1,054,981)   (731,768)   (833,642)   (187,517)   (226,845)
   Other receipts (payments)                --        --      (33,934)     (19,318)    (51,623)     (1,898)     (5,358)     (1,905)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    359,956   111,958     (813,417)   3,464,724    (769,378)  2,010,724     (41,128)   (104,786)
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 359,202   115,717      (76,166)   3,680,922    (822,817)  2,480,343     239,235      (3,191)
NET ASSETS:
   Beginning of period                 167,191    51,474    8,019,061    4,338,139   6,943,787   4,463,444   2,653,456   2,656,647
                                     ---------  --------  -----------  -----------  ----------  ----------  ----------  ----------
   End of period                     $ 526,393  $167,191  $ 7,942,895  $ 8,019,061  $6,120,970  $6,943,787  $2,892,691  $2,653,456
                                     =========  ========  ===========  ===========  ==========  ==========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII INTERNATIONAL    DWSII STRATEGIC INCOME       DWSII BLUE CHIP
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)               (CLASS B)                 (CLASS B)
                                    ----------------------  -----------------------  ------------------------
                                       2007        2006         2007        2006         2007         2006
                                    ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $   (3,521) $  (12,611) $   191,413  $  103,134  $   (77,278) $   (85,098)
   Net realized gains (losses)         176,045     177,533        7,506      46,099      787,215      580,480
   Change in unrealized gains
      (losses) on investments          448,543     483,467      (49,877)    156,271     (592,261)     227,321
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               621,067     648,389      149,042     305,504      117,676      722,703
                                    ----------  ----------  -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              74,042      46,169       49,324     161,445      252,399      282,571
   Transfers from other funding
      options                          484,452   2,771,594      909,634   1,006,227    1,976,491    2,065,536
   Contract charges                     (1,089)       (611)        (861)       (918)      (1,339)      (1,489)
   Contract surrenders                (141,779)    (95,007)    (131,166)    (76,213)    (189,422)    (197,040)
   Transfers to other funding
      options                         (599,728)   (738,845)  (1,247,581)   (934,986)  (2,103,228)  (2,341,528)
   Other receipts (payments)           (17,943)    (30,813)     (19,815)    (73,527)     (22,123)     (38,649)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (202,045)  1,952,487     (440,465)     82,028      (87,222)    (230,599)
                                    ----------  ----------  -----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 419,022   2,600,876     (291,423)    387,532       30,454      492,104
NET ASSETS:
   Beginning of period               5,373,019   2,772,143    5,004,657   4,617,125    5,849,960    5,357,856
                                    ----------  ----------  -----------  ----------  -----------  -----------
   End of period                    $5,792,041  $5,373,019  $ 4,713,234  $5,004,657  $ 5,880,414  $ 5,849,960
                                    ==========  ==========  ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                     DWSII CONSERVATIVE ALLOCATION  DWSII CORE FIXED INCOME
                                               SUBACCOUNT                 SUBACCOUNT
                                               (CLASS B)                   (CLASS B)
                                     -----------------------------  -----------------------
                                          2007           2006          2007         2006
                                     --------------  -------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $     2,267   $   (81,911)   $  122,271  $   83,220
   Net realized gains (losses)             399,722       102,579        (1,675)    (20,041)
   Change in unrealized gains
      (losses) on investments             (108,886)      594,876        (7,065)     52,161
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   293,103       615,544       113,531     115,340
                                       -----------   -----------    ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 221,319       311,420        15,845      88,854
   Transfers from other funding
      options                              453,417     4,471,601       785,188     549,449
   Contract charges                         (2,906)       (2,187)         (981)     (1,168)
   Contract surrenders                    (352,730)     (229,036)     (287,961)   (342,241)
   Transfers to other funding
      options                             (725,040)     (633,025)     (118,628)   (650,079)
   Other receipts (payments)               (98,191)     (231,256)      (32,834)    (15,361)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (504,131)    3,687,517       360,629    (370,546)
                                       -----------   -----------    ----------  ----------
      Net increase (decrease)
         in net assets                    (211,028)    4,303,061       474,160    (255,206)
NET ASSETS:
   Beginning of period                  11,228,464     6,925,403     6,243,468   6,498,674
                                       -----------   -----------    ----------  ----------
   End of period                       $11,017,436   $11,228,464    $6,717,628  $6,243,468
                                       ===========   ===========    ==========  ==========

                                                                      DWSII DREMAN
                                     DWSII DAVIS VENTURE VALUE    HIGH RETURN EQUITY
                                             SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                 (CLASS B)
                                     -------------------------  ------------------------
                                         2007         2006          2007         2006
                                     ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (169,578) $ (159,272)  $  (163,279) $  (102,278)
   Net realized gains (losses)            382,548     172,203       521,852      879,283
   Change in unrealized gains
      (losses) on investments             (15,321)  1,038,820    (1,081,781)   1,501,496
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  197,649   1,051,751      (723,208)   2,278,501
                                      -----------  ----------   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                170,877     865,305       382,098      994,796
   Transfers from other funding
      options                           1,249,503     781,176     1,093,502    5,619,090
   Contract charges                        (1,537)     (1,604)       (3,845)      (3,199)
   Contract surrenders                   (195,798)   (342,323)     (669,374)    (491,942)
   Transfers to other funding
      options                            (914,024)   (861,411)   (1,639,374)    (809,419)
   Other receipts (payments)              (20,576)    (35,413)      (74,441)      (7,739)
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       288,445     405,730      (911,434)   5,301,587
                                      -----------  ----------   -----------  -----------
      Net increase (decrease)
         in net assets                    486,094   1,457,481    (1,634,642)   7,580,088
NET ASSETS:
   Beginning of period                  9,722,906   8,265,425    19,165,502   11,585,414
                                      -----------  ----------   -----------  -----------
   End of period                      $10,209,000  $9,722,906   $17,530,860  $19,165,502
                                      ===========  ==========   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                          DWSII DREMAN                                         DWSII
                                      SMALL MID CAP VALUE      DWSII GLOBAL THEMATIC  GOVERNMENT & AGENCY SECURITIES
                                            SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                           (CLASS B)                (CLASS B)                 (CLASS B)
                                     -----------------------  ----------------------  ------------------------------
                                         2007       2006         2007        2006            2007       2006
                                     -----------  ----------  ----------  ----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (124,106) $ (137,196) $  (83,847) $  (66,983)     $    40,727  $   19,098
   Net realized gains (losses)         1,506,243     817,446     826,108     361,385          (21,291)     (7,930)
   Change in unrealized gains
      (losses) on investments         (1,276,884)  1,024,068    (595,507)    591,591           36,490      18,107
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 105,253   1,704,318     146,754     885,993           55,926      29,275
                                     -----------  ----------  ----------  ----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               211,339     728,868      86,217     107,837              890       1,171
   Transfers from other funding
      options                            483,942     536,892   1,087,936   1,076,736        3,024,759     363,226
   Contract charges                       (1,485)     (1,534)       (784)       (712)            (268)       (334)
   Contract surrenders                  (325,963)   (328,276)   (299,569)   (108,662)         (73,387)    (53,153)
   Transfers to other funding
      options                         (1,569,969)   (817,226)   (499,690)   (445,596)      (3,051,238)   (217,987)
   Other receipts (payments)             (24,710)    (29,530)    (19,347)     (2,688)         (41,964)    (21,792)
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,226,846)     89,194     354,763     626,915         (141,208)     71,131
                                     -----------  ----------  ----------  ----------      -----------  ----------
      Net increase (decrease)
         in net assets                (1,121,593)  1,793,512     501,517   1,512,908          (85,282)    100,406
NET ASSETS:
   Beginning of period                 9,263,180   7,469,668   4,473,071   2,960,163        1,581,460   1,481,054
                                     -----------  ----------  ----------  ----------      -----------  ----------
   End of period                     $ 8,141,587  $9,263,180  $4,974,588  $4,473,071      $ 1,496,178  $1,581,460
                                     ===========   ========== ==========  ==========      ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                            SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)              (CLASS B)
                                     -----------------------  ------------------------
                                        2007         2006        2007         2006
                                     -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (4,859) $  (214,207) $   301,305  $  277,384
   Net realized gains (losses)         1,211,513      401,021      (43,617)      2,658
   Change in unrealized gains
      (losses) on investments           (561,650)   1,655,329     (347,996)    142,710
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 645,004    1,842,143      (90,308)    422,752
                                     -----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                55,138      495,806       24,466      87,013
   Transfers from other funding
      options                            205,296    1,523,186      854,261     722,951
   Contract charges                       (3,784)      (3,840)      (1,168)     (1,180)
   Contract surrenders                  (756,299)    (417,581)    (197,233)   (224,835)
   Transfers to other funding
      options                         (1,086,012)  (2,005,558)  (1,304,632)   (787,673)
   Other receipts (payments)             (56,189)     (43,691)     (19,899)    (44,621)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,641,850)    (451,678)    (644,205)   (248,345)
                                     -----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                  (996,846)   1,390,465     (734,513)    174,407
NET ASSETS:
   Beginning of period                18,857,212   17,466,747    5,671,489   5,497,082
                                     -----------  -----------  -----------  ----------
   End of period                     $17,860,366  $18,857,212  $ 4,936,976  $5,671,489
                                     ===========  ===========   ==========  ==========

                                     DWSII INTERNATIONAL SELECT EQUITY  DWSII JANUS GROWTH & INCOME
                                                 SUBACCOUNT                     SUBACCOUNT
                                                 (CLASS B)                      (CLASS B)
                                     ---------------------------------  ---------------------------
                                           2007         2006                2007        2006
                                           ----------  ----------         ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $    4,725  $  (21,578)        $  (41,968) $   (44,214)
   Net realized gains (losses)                713,412     164,722             99,507       76,911
   Change in unrealized gains
      (losses) on investments                 (41,110)    789,456             35,667      102,626
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      677,027     932,600             93,206      135,323
                                           ----------  ----------         ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    158,546     316,584             26,379      242,957
   Transfers from other funding
      options                               1,524,879     424,403            124,995      198,633
   Contract charges                              (846)       (843)              (393)        (429)
   Contract surrenders                       (218,109)   (192,475)          (103,554)    (151,025)
   Transfers to other funding
      options                                (803,936)   (548,701)          (343,000)    (269,745)
   Other receipts (payments)                       --      (8,367)           (12,571)     (11,797)
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           660,534      (9,399)          (308,144)       8,594
                                           ----------  ----------         ----------  -----------
      Net increase (decrease)
         in net assets                      1,337,561     923,201           (214,938)     143,917
NET ASSETS:
   Beginning of period                      5,020,613   4,097,412          2,457,650    2,313,733
                                           ----------  ----------         ----------  -----------
   End of period                           $6,358,174  $5,020,613         $2,242,712  $ 2,457,650
                                           ==========  ==========         ==========  ===========

   The accompanying notes are an integral part of these financial statements.

                                      DWSII LARGE CAP VALUE  DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION
                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)              (CLASS B)               (CLASS B)
                                     ----------------------  --------------------  -------------------------
                                        2007        2006        2007       2006        2007          2006
                                     ----------  ----------  ---------  ---------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (21,169) $  (22,954) $ (16,693) $ (15,707) $    39,166   $  (189,091)
   Net realized gains (losses)          179,255      28,146     72,947     26,112      860,335       256,123
   Change in unrealized gains
      (losses) on investments           137,069     322,079    (10,600)    55,324     (360,839)    1,325,633
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations                295,155     327,271     45,654     65,729      538,662     1,392,665
                                     ----------  ----------  ---------  ---------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                6,924      23,870     38,322    106,666      249,220       981,414
   Transfers from other funding
      options                           415,355     102,040    306,532    163,058      592,633     1,273,602
   Contract charges                        (563)       (608)      (203)      (176)      (3,753)       (3,675)
   Contract surrenders                  (92,588)   (118,046)   (31,354)    (5,150)    (598,758)     (501,079)
   Transfers to other funding
      options                          (297,871)   (108,859)  (282,829)  (147,157)    (502,059)   (1,081,913)
   Other receipts (payments)            (24,512)         --         --         --     (479,639)     (245,987)
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       6,745    (101,603)    30,468    117,241     (742,356)      422,362
                                     ----------  ----------  ---------  ---------  -----------   -----------
      Net increase (decrease)
         in net assets                  301,900     225,668     76,122    182,970     (203,694)    1,815,027
NET ASSETS:
   Beginning of period                2,875,977   2,650,309    888,027    705,057   17,441,676    15,626,649
                                     ----------  ----------  ---------  ---------  -----------   -----------
   End of period                     $3,177,877  $2,875,977  $ 964,149  $ 888,027  $17,237,982   $17,441,676
                                     ==========  ==========  =========  =========  ===========   ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        DWSII MONEY MARKET     DWSII SMALL CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS B)
                                     ------------------------  ----------------------
                                         2007         2006        2007         2006
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   133,995  $    89,664  $  (64,610) $  (61,628)
   Net realized gains (losses)                --           --     104,459      38,440
   Change in unrealized gains
      (losses) on investments                 --           --      61,972     100,656
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 133,995       89,664     101,821      77,468
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               328,695      410,693      52,832     278,354
   Transfers from other funding
      options                          9,396,879    6,923,741     543,978     292,218
   Contract charges                         (818)        (553)       (623)       (593)
   Contract surrenders                (1,667,639)    (556,025)    (86,258)   (115,485)
   Transfers to other funding
      options                         (8,336,607)  (4,912,150)   (485,589)   (174,585)
   Other receipts (payments)              (8,996)          --     (18,483)     (2,316)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (288,486)   1,865,706       5,857     277,593
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                  (154,491)   1,955,370     107,678     355,061
NET ASSETS:
   Beginning of period                 4,919,873    2,964,503   3,043,223   2,688,162
                                     -----------  -----------  ----------  ----------
   End of period                     $ 4,765,382  $ 4,919,873  $3,150,901  $3,043,223
                                     ===========  ===========  ==========  ==========

                                        DWSII TECHNOLOGY     DWSII TURNER MID CAP GROWTH
                                           SUBACCOUNT                 SUBACCOUNT
                                            (CLASS B)                 (CLASS B)
                                     ----------------------  ---------------------------
                                        2007        2006        2007             2006
                                     ----------  ----------  ----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (24,417) $  (25,551) $  (47,373)      $  (43,932)
   Net realized gains (losses)           37,650       7,045     252,342          197,886
   Change in unrealized gains
      (losses) on investments            71,963     (12,584)    260,457          (64,557)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 85,196     (31,090)    465,426           89,397
                                     ----------  ----------  ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               84,458      31,999      40,631           54,542
   Transfers from other funding
      options                           542,361     128,349     347,614          175,552
   Contract charges                        (317)       (409)       (436)            (432)
   Contract surrenders                  (50,185)    (56,542)    (61,014)         (55,413)
   Transfers to other funding
      options                          (307,597)   (198,669)   (313,610)        (202,054)
   Other receipts (payments)             (3,440)    (44,297)     (7,060)              --
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     265,280    (139,569)      6,125          (27,805)
                                     ----------  ----------  ----------       ----------
      Net increase (decrease)
         in net assets                  350,476    (170,659)    471,551           61,592
NET ASSETS:
   Beginning of period                1,192,311   1,362,970   2,113,971        2,052,379
                                     ----------  ----------  ----------       ----------
   End of period                     $1,542,787  $1,192,311  $2,585,522       $2,113,971
                                     ==========  ==========  ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                       FIDELITY VIP
                                     FIDELITY VIP CONTRAFUND   DYNAMIC CAPITAL APPRECIATION    FIDELITY VIP MID CAP
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                        (SERVICE CLASS 2)            (SERVICE CLASS 2)           (SERVICE CLASS 2)
                                     ------------------------  ----------------------------  ------------------------
                                         2007        2006         2007              2006         2007        2006
                                     -----------  -----------  ----------        ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (277,548) $  (192,375) $  (30,514)       $  (23,164) $  (420,877) $  (461,646)
   Net realized gains (losses)         6,712,248    1,931,773     276,685           108,408    3,086,255    3,233,381
   Change in unrealized gains
      (losses) on investments         (3,121,266)      71,894    (154,341)           66,890      973,936     (258,591)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,313,434    1,811,292      91,830           152,134    3,639,314    2,513,144
                                     -----------  -----------  ----------        ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               310,331    2,032,476       3,180            14,349      592,186    1,679,991
   Transfers from other funding
      options                          2,707,685    2,068,079     234,616           257,160    2,171,755    2,599,742
   Contract charges                       (6,988)      (6,634)       (218)             (184)      (8,956)      (8,895)
   Contract surrenders                  (653,671)    (345,152)    (51,594)          (11,709)    (737,574)    (547,710)
   Transfers to other funding
      options                         (1,832,363)  (1,133,494)   (326,395)         (296,086)  (2,964,944)  (1,869,951)
   Other receipts (payments)             (67,569)     (13,242)         --                --      (17,838)    (114,979)
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      457,425    2,602,033    (140,411)          (36,470)    (965,371)   1,738,198
                                     -----------  -----------  ----------        ----------  -----------  -----------
      Net increase (decrease)
         in net assets                 3,770,859    4,413,325     (48,581)          115,664    2,673,943    4,251,342
NET ASSETS:
   Beginning of period                22,196,058   17,782,733   1,532,924         1,417,260   27,992,606   23,741,264
                                     -----------  -----------  ----------        ----------  -----------  -----------
   End of period                     $25,966,917  $22,196,058  $1,484,343        $1,532,924  $30,666,549  $27,992,606
                                     ===========  ===========  ==========        ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           FTVIPT FRANKLIN                FTVIPT FRANKLIN
                                     RISING DIVIDENDS SECURITIES  SMALL MID-CAP GROWTH SECURITIES
                                             SUBACCOUNT                     SUBACCOUNT
                                              (CLASS 2)                      (CLASS 2)
                                     ---------------------------  -------------------------------
                                         2007            2006        2007                 2006
                                     -----------     -----------  ----------           ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    72,839     $  (108,097) $ (114,287)          $  (88,042)
   Net realized gains (losses)           528,502         208,846     556,222              103,802
   Change in unrealized gains
      (losses) on investments         (1,279,780)      1,660,377     (13,503)             285,461
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from operations                (678,439)      1,761,126     428,432              301,221
                                     -----------     -----------  ----------           ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,163,280       2,022,600     527,309              978,769
   Transfers from other funding
      options                          1,541,454       1,263,572   2,290,289              516,711
   Contract charges                       (3,973)         (3,467)     (2,181)              (1,862)
   Contract surrenders                  (908,661)       (695,092)   (290,955)            (377,784)
   Transfers to other funding
      options                         (2,053,077)       (757,178)   (664,058)            (221,516)
   Other receipts (payments)            (102,326)       (205,445)    (69,625)            (251,313)
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (363,303)      1,624,990   1,790,779              643,005
                                     -----------     -----------  ----------           ----------
      Net increase (decrease)
         in net assets                (1,041,742)      3,386,116   2,219,211              944,226
NET ASSETS:
   Beginning of period                14,539,499      11,153,383   5,109,650            4,165,424
                                     -----------     -----------  ----------           ----------
   End of period                     $13,497,757     $14,539,499  $7,328,861           $5,109,650
                                     ===========     ===========  ==========           ==========

                                            FTVIPT TEMPLETON                   FTVIPT
                                     DEVELOPING MARKETS SECURITIES  TEMPLETON FOREIGN SECURITIES
                                              SUBACCOUNT                     SUBACCOUNT
                                               (CLASS 2)                     (CLASS 2)
                                     -----------------------------  ----------------------------
                                         2007              2006         2007             2006
                                     -----------       -----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    43,650       $  (108,038) $    13,645      $  (126,452)
   Net realized gains (losses)         2,269,169           371,607    1,794,862          228,189
   Change in unrealized gains
      (losses) on investments          1,263,051         2,437,538      802,529        2,882,934
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations               3,575,870         2,701,107    2,611,036        2,984,671
                                     -----------       -----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,641           939,500    1,429,652        1,853,819
   Transfers from other funding
      options                          3,059,905         2,651,594    2,598,997        2,256,695
   Contract charges                       (3,634)           (3,231)      (5,432)          (4,816)
   Contract surrenders                  (507,018)         (111,436)    (789,319)        (489,647)
   Transfers to other funding
      options                         (3,310,951)       (2,179,631)  (3,611,403)      (1,773,034)
   Other receipts (payments)             (64,028)          (31,814)    (181,480)        (166,748)
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (383,085)        1,264,982     (558,985)       1,676,269
                                     -----------       -----------  -----------      -----------
      Net increase (decrease)
         in net assets                 3,192,785         3,966,089    2,052,051        4,660,940
NET ASSETS:
   Beginning of period                14,369,790        10,403,701   19,734,442       15,073,502
                                     -----------       -----------  -----------      -----------
   End of period                     $17,562,575       $14,369,790  $21,786,493      $19,734,442
                                     ===========       ===========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL   JANUS ASPEN GLOBAL       JANUS ASPEN
                                        LIFE SCIENCES         TECHNOLOGY        WORLDWIDE GROWTH
                                         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                      (SERVICE SHARES)     (SERVICE SHARES)     (SERVICE SHARES)
                                     ------------------  --------------------  ------------------
                                       2007      2006       2007       2006      2007      2006
                                     --------  --------  ----------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,713) $ (4,846) $  (18,222) $(17,695) $ (3,605) $   (686)
   Net realized gains (losses)         14,564     5,662      19,478    13,782     9,782     1,761
   Change in unrealized gains
      (losses) on investments          32,755     9,450     230,422    50,725    10,593    33,524
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               42,606    10,266     231,678    46,812    16,770    34,599
                                     --------  --------  ----------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                523       366       9,733   112,490    45,403       567
   Transfers from other funding
      options                          73,829     2,452   1,711,332   185,486    15,576     4,205
   Contract charges                       (79)     (119)       (326)     (341)      (49)      (56)
   Contract surrenders                (23,019)   (4,246)    (25,888)   (9,889)  (35,099)   (5,976)
   Transfers to other funding
      options                         (25,539)   (1,423)    (69,566)  (91,786)   (3,359)   (1,573)
   Other receipts (payments)               --        --          --   (10,012)       --        --
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    25,715    (2,970)  1,625,285   185,948    22,472    (2,833)
                                     --------  --------  ----------  --------  --------  --------
      Net increase (decrease)
         in net assets                 68,321     7,296   1,856,963   232,760    39,242    31,766
NET ASSETS:
   Beginning of period                237,597   230,301     999,185   766,425   250,705   218,939
                                     --------  --------  ----------  --------  --------  --------
   End of period                     $305,918  $237,597  $2,856,148  $999,185  $289,947  $250,705
                                     ========  ========  ==========  ========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH  LMPVET AGGRESSIVE GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS I)                (CLASS II)
                                     ------------------------  ------------------------
                                           2007 (b)     2006         2007 (b)  2006
                                         -----------  -------      ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (104,025)  $--         $  (94,182)  $--
   Net realized gains (losses)                27,610    --             29,503    --
   Change in unrealized gains
      (losses) on investments               (293,058)   --           (287,503)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                    (369,473)   --           (352,182)   --
                                         -----------   ---         ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   164,743    --            456,837    --
   Transfers from other funding
      options                              8,687,153    --          7,481,772    --
   Contract charges                           (2,233)   --             (2,232)   --
   Contract surrenders                      (193,847)   --           (176,646)   --
   Transfers to other funding
      options                             (1,076,515)   --           (447,656)   --
   Other receipts (payments)                  (5,512)   --            (18,561)   --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions        7,573,789    --          7,293,514    --
                                         -----------   ---         ----------   ---
      Net increase (decrease)
         in net assets                     7,204,316    --          6,941,332    --
NET ASSETS:
   Beginning of period                            --    --                 --    --
                                         -----------   ---         ----------   ---
   End of period                         $ 7,204,316   $--         $6,941,332   $--
                                         ===========   ===         ==========   ===

                                     LMPVET APPRECIATION     LMPVET EQUITY INDEX
                                         SUBACCOUNT              SUBACCOUNT
                                          (CLASS I)              (CLASS II)
                                     -------------------  ------------------------
                                         2007 (b)  2006       2007        2006
                                       ----------  ----   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   (4,869)  $--   $   (48,783) $   (75,050)
   Net realized gains (losses)            139,279    --       894,449      338,399
   Change in unrealized gains
      (losses) on investments             (89,742)   --      (450,289)   1,293,047
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   44,668    --       395,377    1,556,396
                                       ----------   ---   -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  2,322    --       289,062      769,934
   Transfers from other funding
      options                           1,760,798    --       484,729      684,964
   Contract charges                          (414)   --        (4,857)      (5,339)
   Contract surrenders                    (14,402)   --      (390,577)    (274,607)
   Transfers to other funding
      options                            (135,282)   --    (1,056,406)  (1,127,877)
   Other receipts (payments)              (12,067)   --       (31,531)    (104,436)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,600,955    --      (709,580)     (57,361)
                                       ----------   ---   -----------  -----------
      Net increase (decrease)
         in net assets                  1,645,623    --      (314,203)   1,499,035
NET ASSETS:
   Beginning of period                         --    --    13,421,871   11,922,836
                                       ----------   ---   -----------  -----------
   End of period                       $1,645,623   $--   $13,107,668  $13,421,871
                                       ==========   ===   ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET FUNDAMENTAL VALUE     LMPVET INVESTORS     LMPVET LARGE CAP GROWTH
                                            SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                            (CLASS I)                 (CLASS I)               (CLASS I)
                                     ------------------------  ----------------------  -----------------------
                                           2007 (b)  2006         2007        2006         2007 (b)   2006
                                         ----------  ----      ----------  ----------     ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $   (4,465) $ --      $  (22,690) $   (8,150)    $  (32,767) $ --
   Net realized gains (losses)              220,983    --         126,649     113,805          2,557    --
   Change in unrealized gains
      (losses) on investments              (471,368)   --         (40,968)    322,155         11,416    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from operations                   (254,850)   --          62,991     427,810        (18,794)   --
                                         ----------  ----      ----------  ----------     ----------  ----
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   79,684    --          35,796     237,656         12,532    --
   Transfers from other funding
      options                             4,976,878    --          45,398     134,550      2,666,149    --
   Contract charges                          (1,288)   --            (916)       (921)          (985)   --
   Contract surrenders                     (123,772)   --         (66,142)    (54,063)       (48,331)   --
   Transfers to other funding
      options                               (69,400)   --         (89,608)   (203,055)      (170,943)   --
   Other receipts (payments)                (17,122)   --              --          --             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets resulting
         from contract transactions       4,844,980    --         (75,472)    114,167      2,458,422    --
                                         ----------  ----      ----------  ----------     ----------  ----
      Net increase (decrease)
         in net assets                    4,590,130    --         (12,481)    541,977      2,439,628    --
NET ASSETS:
   Beginning of period                           --    --       3,092,100   2,550,123             --    --
                                         ----------  ----      ----------  ----------     ----------  ----
   End of period                         $4,590,130  $ --      $3,079,619  $3,092,100     $2,439,628  $ --
                                         ==========  ====      ==========  ==========     ==========  ====

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET SMALL CAP GROWTH                               LMPVPI ALL CAP          LMPVPI ALL CAP
                                            SUBACCOUNT        LMPVET SOCIAL AWARENESS        SUBACCOUNT              SUBACCOUNT
                                             (CLASS I)                SUBACCOUNT             (CLASS I)               (CLASS II)
                                     -----------------------  -----------------------  -----------------------  -------------------
                                        2007         2006         2007        2006       2007 (a)      2006      2007 (a)    2006
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (98,141) $  (95,035)  $    (4,521) $ (11,381)  $   (14,484) $  (22,406) $  (1,258) $    317
   Net realized gains (losses)          441,835     307,334       161,855      2,776       990,488     199,926     24,053     7,676
   Change in unrealized gains
      (losses) on investments            42,975     251,001       (74,669)    56,600      (760,158)    449,181    (11,222)    9,801
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                386,669     463,300        82,665     47,995       215,846     626,701     11,573    17,794
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               80,158     243,120         1,876     57,870        11,997     146,402     20,948   183,253
   Transfers from other funding
      options                           135,820     527,588        17,118     61,974        20,317      80,010        109     2,208
   Contract charges                      (1,701)     (1,740)         (458)      (435)           (4)     (1,225)        --       (18)
   Contract surrenders                 (245,060)   (154,261)       (3,546)    (4,931)      (25,835)    (90,196)      (914)   (1,142)
   Transfers to other funding
      options                          (315,930)   (607,551)       (7,057)   (15,852)   (4,692,179)   (144,839)  (257,046)     (256)
   Other receipts (payments)            (44,926)    (36,982)           --         --       (74,586)         --         --        --
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (391,639)    (29,826)        7,933     98,626    (4,760,290)     (9,848)  (236,903)  184,045
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets                   (4,970)    433,474        90,598    146,621    (4,544,444)    616,853   (225,330)  201,839
NET ASSETS:
   Beginning of period                4,925,899   4,492,425       925,855    779,234     4,544,444   3,927,591    225,330    23,491
                                     ----------  ----------   -----------  ---------   -----------  ----------  ---------  --------
   End of period                     $4,920,929  $4,925,899   $ 1,016,453  $ 925,855   $        --  $4,544,444  $      --  $225,330
                                     ==========  ==========   ===========  =========   ===========  ==========  =========  ========

   The accompanying notes are an integral part of these financial statements.

                                      LMPVPII GROWTH AND INCOME    LMPVPI LARGE CAP GROWTH   LMPVPII AGGRESSIVE GROWTH
                                             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                             (CLASS I)                   (CLASS I)                    (CLASS I)
                                     --------------------------  --------------------------  --------------------------
                                       2007 (a)        2006         2007 (a)        2006       2007 (a)        2006
                                     ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (9,183)  $  (23,196)   $   (16,411)   $  (49,824)  $   (52,997)  $ (163,818)
   Net realized gains (losses)           348,685       21,591        393,380        29,137     1,927,125      143,032
   Change in unrealized gains
      (losses) on investments           (267,009)     156,564       (271,145)       81,311    (1,587,920)     716,481
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  72,493      154,959        105,824        60,624       286,208      695,695
                                     -----------   ----------    -----------    ----------   -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,393       29,453         36,032       133,332        69,005      773,934
   Transfers from other funding
      options                              3,948       67,774         14,217       149,840       187,437      339,982
   Contract charges                           (5)        (436)            --        (1,019)           (7)      (2,690)
   Contract surrenders                    (9,348)     (39,034)       (41,194)      (31,012)      (73,333)    (194,003)
   Transfers to other funding
      options                         (1,758,647)     (26,288)    (2,691,716)     (354,249)   (8,839,010)    (737,160)
   Other receipts (payments)                  --       (6,526)       (33,971)           --       (91,762)     (66,802)
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,742,659)      24,943     (2,716,632)     (103,108)   (8,747,670)     113,261
                                     -----------   ----------    -----------    ----------   -----------   ----------
      Net increase (decrease)
         in net assets                (1,670,166)     179,902     (2,610,808)      (42,484)   (8,461,462)     808,956
NET ASSETS:
   Beginning of period                 1,670,166    1,490,264      2,610,808     2,653,292     8,461,462    7,652,506
                                     -----------   ----------    -----------    ----------   -----------   ----------
   End of period                     $        --   $1,670,166    $        --    $2,610,808   $        --   $8,461,462
                                     ===========   ==========    ===========    ==========   ===========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVPII AGGRESSIVE GROWTH    LMPVET CAPITAL AND INCOME
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS II)                 (CLASS II)
                                     --------------------------  --------------------------
                                       2007 (a)        2006        2007 (b)        2006
                                     ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (43,131)   $ (120,910)   $   (1,938)       $--
   Net realized gains (losses)         1,428,336       118,217       765,601         --
   Change in unrealized gains
      (losses) on investments         (1,154,276)      503,219      (770,491)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from operations                 230,929       500,526        (6,828)        --
                                     -----------    ----------    ----------        ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               187,589     1,785,627       254,815         --
   Transfers from other funding
      options                            246,145       427,438     4,884,900         --
   Contract charges                          (17)       (1,954)       (1,383)        --
   Contract surrenders                  (153,377)     (277,122)     (101,451)        --
   Transfers to other funding
      options                         (7,603,394)     (502,030)     (222,524)        --
   Other receipts (payments)             (39,460)      (12,664)      (26,556)        --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (7,362,514)    1,419,295     4,787,801         --
                                     -----------    ----------    ----------        ---
      Net increase (decrease)
         in net assets                (7,131,585)    1,919,821     4,780,973         --
NET ASSETS:
   Beginning of period                 7,131,585     5,211,764            --         --
                                     -----------    ----------    ----------        ---
   End of period                     $        --    $7,131,585    $4,780,973        $--
                                     ===========    ==========    ==========        ===

                                                                       LMPVPI TOTAL RETURN
                                     LMPVIT ADJUSTABLE RATE INCOME         SUBACCOUNT
                                              SUBACCOUNT                   (CLASS II)
                                     -----------------------------  -------------------------
                                          2007           2006         2007 (a)       2006
                                     ------------  ---------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   64,288      $   70,619    $    (1,113)  $   13,187
   Net realized gains (losses)            (1,954)          3,332        422,705      108,496
   Change in unrealized gains
      (losses) on investments            (72,946)         (8,331)      (299,259)     253,320
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (10,612)         65,620        122,333      375,003
                                      ----------      ----------    -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,416         121,892        187,846    1,347,454
   Transfers from other funding
      options                            112,197         868,401        100,687      258,080
   Contract charges                         (668)           (777)            (4)      (1,163)
   Contract surrenders                  (127,793)        (76,086)      (132,480)    (102,544)
   Transfers to other funding
      options                           (476,238)       (893,533)    (4,547,209)     (90,927)
   Other receipts (payments)             (15,802)       (561,193)       (25,986)     (82,439)
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (506,888)       (541,296)    (4,417,146)   1,328,461
                                      ----------      ----------    -----------   ----------
      Net increase (decrease)
         in net assets                  (517,500)       (475,676)    (4,294,813)   1,703,464
NET ASSETS:
   Beginning of period                 2,941,227       3,416,903      4,294,813    2,591,349
                                      ----------      ----------    -----------   ----------
   End of period                      $2,423,727      $2,941,227    $        --   $4,294,813
                                      ==========      ==========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                             LORD ABBETT               LORD ABBETT            MIST BATTERYMARCH
                                          GROWTH AND INCOME           MID-CAP VALUE             MID-CAP STOCK
                                             SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                             (CLASS VC)                (CLASS VC)                 (CLASS A)
                                     -------------------------  -------------------------  ----------------------
                                       2007 (a)       2006         2007 (a)       2006        2007       2006 (c)
                                     ------------  -----------  ------------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (96,432) $  (100,159) $    (84,052) $  (186,978) $  (87,638) $  (66,133)
   Net realized gains (losses)          2,133,663      527,878     2,182,490    1,090,747     672,887     (21,896)
   Change in unrealized gains
      (losses) on investments          (1,472,754)   1,484,319      (801,611)     292,716    (362,707)   (191,425)
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  564,477    1,912,038     1,296,827    1,196,485     222,542    (279,454)
                                     ------------  -----------  ------------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 90,915      578,596        48,049      445,233      81,108      19,891
   Transfers from other funding
      options                              97,809    1,074,212       155,235      765,592     262,383   5,764,668
   Contract charges                           (14)      (4,278)           (8)      (3,745)     (1,336)     (1,369)
   Contract surrenders                    (68,038)    (240,488)     (106,862)    (386,799)   (187,607)    (60,583)
   Transfers to other funding
      options                         (15,670,309)    (574,292)  (14,405,873)  (1,549,227)   (331,657)   (175,130)
   Other receipts (payments)              (49,700)     (82,956)      (24,442)     (76,270)    (17,800)         --
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (15,599,337)     750,794   (14,333,901)    (805,216)   (194,909)  5,547,477
                                     ------------  -----------  ------------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                (15,034,860)   2,662,832   (13,037,074)     391,269      27,633   5,268,023
NET ASSETS:
   Beginning of period                 15,034,860   12,372,028    13,037,074   12,645,805   5,268,023          --
                                     ------------  -----------  ------------  -----------  ----------  ----------
   End of period                     $         --  $15,034,860  $         --  $13,037,074  $5,295,656  $5,268,023
                                     ============  ===========  ============  ===========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST BLACKROCK HIGH YIELD  MIST BLACKROCK LARGE-CAP CORE
                                             SUBACCOUNT                  SUBACCOUNT
                                             (CLASS A)                   (CLASS E)
                                     -------------------------  -----------------------------
                                          2007       2006 (c)      2007 (b)         2006
                                     ------------  -----------  ------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   362,912   $  (66,719)   $  (62,893)        $--
   Net realized gains (losses)            (4,093)       5,441        15,733          --
   Change in unrealized gains
      (losses) on investments           (523,685)     316,030        38,779          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from operations                (164,866)     254,752        (8,381)         --
                                     -----------   ----------    ----------         ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                87,026       55,615         8,627          --
   Transfers from other funding
      options                          8,090,752    5,238,239     5,176,381          --
   Contract charges                       (3,753)      (1,443)         (950)         --
   Contract surrenders                  (407,005)     (91,532)     (123,211)         --
   Transfers to other funding
      options                         (1,143,630)    (179,465)     (800,688)         --
   Other receipts (payments)                  --       (9,637)           --          --
                                     -----------   ----------    ----------         ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    6,623,390    5,011,777     4,260,159          --
      Net increase (decrease)
         in net assets                 6,458,524    5,266,529     4,251,778          --
NET ASSETS:
   Beginning of period                 5,266,529           --            --          --
                                     -----------   ----------    ----------         ---
   End of period                     $11,725,053   $5,266,529    $4,251,778         $--
                                     ===========   ==========    ==========         ===

                                     MIST BLACKROCK LARGE-CAP CORE  MIST DREMAN SMALL-CAP VALUE
                                              SUBACCOUNT                    SUBACCOUNT
                                              (CLASS A)                     (CLASS A)
                                     -----------------------------  ---------------------------
                                        2007 (a)       2006 (c)         2007         2006 (c)
                                     ------------  ---------------  -----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     2,468     $  (63,236)     $  (9,944)     $  (1,264)
   Net realized gains (losses)           549,289         (7,192)        14,999          4,574
   Change in unrealized gains
      (losses) on investments           (323,399)       323,399        (23,082)        21,871
                                     -----------     ----------      ---------      ---------
   Net increase (decrease)
      in net assets resulting
      from operations                    228,358        252,971        (18,027)        25,181
                                     -----------     ----------      ---------      ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,418         37,948          1,480          4,113
   Transfers from other funding
      options                             16,864      4,904,678        431,456        476,434
   Contract charges                           (4)        (1,008)          (129)           (47)
   Contract surrenders                   (28,141)       (28,802)       (13,972)        (3,486)
   Transfers to other funding
      options                         (5,107,379)      (238,238)      (273,000)      (130,998)
   Other receipts (payments)             (23,618)       (23,047)            --             --
                                     -----------     ----------      ---------      ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (5,132,860)     4,651,531        145,835        346,016
      Net increase (decrease)
         in net assets                (4,904,502)     4,904,502        127,808        371,197
NET ASSETS:
   Beginning of period                 4,904,502             --        371,197             --
                                     -----------     ----------      ---------      ---------
   End of period                     $        --     $4,904,502      $ 499,005      $ 371,197
                                     ===========     ==========      =========      =========

   The accompanying notes are an integral part of these financial statements.

                                       MIST HARRIS OAKMARK
                                          INTERNATIONAL           MIST JANUS FORTY     MIST LAZARD MID-CAP
                                            SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                            (CLASS A)                 (CLASS A)             (CLASS B)
                                     -----------------------  -----------------------  -------------------
                                         2007      2006 (c)       2007      2006 (c)      2007 (b)  2006
                                     -----------  ----------  -----------  ----------     --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (76,379) $  (67,019) $  (157,751) $ (105,402)    $ (6,119)  $--
   Net realized gains (losses)           694,855      (1,133)   1,475,324     (30,905)      (1,201)   --
   Change in unrealized gains
      (losses) on investments           (855,323)    626,947      957,135     302,770      (54,598)   --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                (236,847)    558,795    2,274,708     166,463      (61,918)   --
                                     -----------  ----------  -----------  ----------     --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               141,470      35,614      192,817     250,526          636    --
   Transfers from other funding
      options                          2,645,124   6,166,803      862,175   8,746,409      510,526    --
   Contract charges                       (1,858)     (1,545)      (2,679)     (2,875)        (117)   --
   Contract surrenders                  (328,060)   (103,008)    (189,053)   (142,853)      (6,282)   --
   Transfers to other funding
      options                         (1,221,885)   (375,036)    (816,721)   (708,739)     (12,906)   --
   Other receipts (payments)             (44,395)    (14,979)      (3,125)    (16,498)          --    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,190,396   5,707,849       43,414   8,125,970      491,857    --
                                     -----------  ----------  -----------  ----------     --------   ---
      Net increase (decrease)
         in net assets                   953,549   6,266,644    2,318,122   8,292,433      429,939    --
NET ASSETS:
   Beginning of period                 6,266,644          --    8,292,433          --           --    --
                                     -----------  ----------  -----------  ----------     --------   ---
   End of period                     $ 7,220,193  $6,266,644  $10,610,555  $8,292,433     $429,939   $--
                                     ===========  ==========  ===========  ==========     ========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS     MIST LORD ABBETT
                                          MANAGED ASSETS           BOND DEBENTURE
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS A)               (CLASS A)
                                     ------------------------  ----------------------
                                         2007      2006 (c)       2007      2006 (c)
                                      ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   18,593  $  (54,382)  $  149,659  $  (46,782)
   Net realized gains (losses)           377,258         953       54,405       2,671
   Change in unrealized gains
      (losses) on investments           (213,538)    270,959       (8,594)    212,983
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 182,313     217,530      195,470     168,872
                                      ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                79,059      50,315       21,154      23,661
   Transfers from other funding
      options                             63,859   4,337,962      715,209   4,200,812
   Contract charges                       (1,290)     (1,350)        (762)       (809)
   Contract surrenders                  (105,365)    (93,707)    (221,633)   (135,709)
   Transfers to other funding
      options                            (80,450)   (202,234)    (735,471)   (153,144)
   Other receipts (payments)             (67,929)         --      (22,734)    (67,176)
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (112,116)  4,090,986     (244,237)  3,867,635
                                      ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                    70,197   4,308,516      (48,767)  4,036,507
NET ASSETS:
   Beginning of period                 4,308,516          --    4,036,507          --
                                      ----------  ----------   ----------  ----------
   End of period                      $4,378,713  $4,308,516   $3,987,740  $4,036,507
                                      ==========  ==========   ==========  ==========

                                         MIST LORD ABBETT         MIST LORD ABBETT
                                         GROWTH AND INCOME         MID-CAP VALUE
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)               (CLASS B)
                                     ------------------------  ---------------------
                                         2007       2006 (c)       2007     2006 (c)
                                     -----------  -----------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (307,043) $  (169,137) $  (179,502) $   (663)
   Net realized gains (losses)           839,233        6,359      (33,352)      298
   Change in unrealized gains
      (losses) on investments           (502,781)   1,219,016   (1,251,102)   11,651
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  29,409    1,056,238   (1,463,956)   11,286
                                     -----------  -----------  -----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
   from contract owners                  422,190      254,487      282,477     9,360
   Transfers from other funding
   options                            16,154,195   14,753,303   14,872,203    94,632
   Contract charges                       (7,313)      (3,557)      (3,641)      (14)
   Contract surrenders                  (914,445)    (222,994)    (380,700)      (27)
   Transfers to other funding
   options                            (2,388,078)    (427,718)  (1,108,221)   (8,536)
   Other receipts (payments)            (131,414)     (65,404)     (27,436)       --
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,135,135   14,288,117   13,634,682    95,415
                                     -----------  -----------  -----------  --------
      Net increase (decrease)
         in net assets                13,164,544   15,344,355   12,170,726   106,701
NET ASSETS:
   Beginning of period                15,344,355           --      106,701        --
                                     -----------  -----------  -----------  --------
   End of period                     $28,508,899  $15,344,355  $12,277,427  $106,701
                                     ===========  ===========  ===========  ========

   The accompanying notes are an integral part of these financial statements.

                                          MIST MET/AIM           MIST MET/AIM          MIST MET/AIM
                                      CAPITAL APPRECIATION   CAPITAL APPRECIATION    SMALL CAP GROWTH
                                           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                           (CLASS A)               (CLASS E)             (CLASS A)
                                     ----------------------  --------------------  --------------------
                                       2007        2006 (c)   2007 (b)     2006      2007      2006 (c)
                                     ----------  ----------  ----------  --------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (53,279) $  (30,846) $  (85,415)   $--   $  (6,399)   $ (1,853)
   Net realized gains (losses)           (4,092)    326,069      10,334     --       8,882       1,773
   Change in unrealized gains
      (losses) on investments           324,540    (341,583)    254,599     --       6,763       1,191
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from operations                267,169     (46,360)    179,518     --       9,246       1,111
                                     ----------  ----------  ----------    ---   ---------    --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               24,862      80,148     357,872     --      16,125      21,371
   Transfers from other funding
      options                            97,793   2,894,147   7,018,014     --     424,491     171,589
   Contract charges                        (828)       (862)     (2,145)    --        (149)        (47)
   Contract surrenders                  (87,925)   (127,104)   (153,563)    --     (47,333)       (124)
   Transfers to other funding
      options                          (141,717)    (38,026)   (607,457)    --    (153,154)     (3,738)
   Other receipts (payments)            (22,750)         --     (15,522)    --          --          --
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (130,565)  2,808,303   6,597,199     --     239,980     189,051
                                     ----------  ----------  ----------    ---   ---------    --------
      Net increase (decrease)
         in net assets                  136,604   2,761,943   6,776,717     --     249,226     190,162
NET ASSETS:
   Beginning of period                2,761,943          --          --     --     190,162          --
                                     ----------  ----------  ----------    ---   ---------    --------
   End of period                     $2,898,547  $2,761,943  $6,776,717    $--   $ 439,388    $190,162
                                     ==========  ==========  ==========    ===   =========    ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST MFS EMERGING  MIST MFS RESEARCH                            MIST NEUBERGER BERMAN
                                      MARKETS EQUITY      INTERNATIONAL         MIST MFS VALUE            REAL ESTATE
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)          (CLASS B)              (CLASS A)               (CLASS A)
                                     -----------------  -----------------  ----------------------  -------------------------
                                      2007 (b)   2006     2007 (b)   2006      2007      2006 (c)      2007        2006 (c)
                                     ----------  -----  ----------  -----  ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (70,691)  $--   $  (14,724)   $--  $ (174,151) $    1,035  $  (128,956)  $  (207,599)
   Net realized gains (losses)          108,210    --        2,006     --     272,309     336,978    1,687,251       110,595
   Change in unrealized gains
      (losses) on investments         1,139,133    --       65,605     --     358,674     409,706   (4,223,659)    3,263,550
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from operations              1,176,652    --       52,887     --     456,832     747,719   (2,665,364)    3,166,546
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              153,442    --       36,430     --     198,113     203,620      304,935       373,442
   Transfers from other funding
      options                         5,634,569    --    2,034,165     --   1,889,901   7,707,291    1,886,078    15,945,212
   Contract charges                        (972)   --         (240)    --      (2,274)     (1,982)      (4,986)       (5,793)
   Contract surrenders                 (144,427)   --      (20,060)    --    (397,118)   (280,806)    (816,985)     (396,766)
   Transfers to other funding
      options                          (797,616)   --      (67,308)    --    (970,813)   (290,136)  (3,572,093)   (1,130,589)
   Other receipts (payments)             (3,094)   --           --     --     (43,967)         --      (60,739)      (45,594)
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   4,841,902    --    1,982,987     --     673,842   7,337,987   (2,263,790)   14,739,912
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
      Net increase (decrease)
         in net assets                6,018,554    --    2,035,874     --   1,130,674   8,085,706   (4,929,154)   17,906,458
NET ASSETS:
   Beginning of period                       --    --           --     --   8,085,706          --   17,906,458            --
                                     ----------   ---   ----------    ---  ----------  ----------  -----------   -----------
   End of period                     $6,018,554   $--   $2,035,874    $--  $9,216,380  $8,085,706  $12,977,304   $17,906,458
                                     ==========   ===   ==========    ===  ==========  ==========  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER     MIST PIMCO INFLATION
                                      CAPITAL APPRECIATION      PROTECTED BOND        MIST PIONEER FUND
                                           SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                           (CLASS B)              (CLASS A)               (CLASS A)
                                     ----------------------  --------------------  ----------------------
                                        2007      2006 (c)       2007 (b)   2006      2007      2006 (c)
                                     ----------  ----------    -----------  ----   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (116,761) $  (64,493)   $  (150,694)  $--   $  (13,786) $  (16,608)
   Net realized gains (losses)          432,496     (16,184)        24,102    --       59,189       1,161
   Change in unrealized gains
      (losses) on investments           335,584     167,915        810,364    --        1,961     108,210
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                651,319      87,238        683,772    --       47,364      92,763
                                     ----------  ----------    -----------   ---   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              488,980     712,505         45,265    --          954       7,313
   Transfers from other funding
      options                         1,288,621   5,437,258     12,489,099    --      109,093   1,298,290
   Contract charges                      (1,868)     (1,758)        (3,187)   --         (285)       (285)
   Contract surrenders                 (294,736)   (114,790)      (363,615)   --     (145,415)    (18,744)
   Transfers to other funding
      options                          (867,024)   (416,857)      (861,169)   --     (283,051)    (11,965)
   Other receipts (payments)            (72,172)    (86,889)       (13,282)   --           --          --
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     541,801   5,529,469     11,293,111    --     (318,704)  1,274,609
                                     ----------  ----------    -----------   ---   ----------  ----------
      Net increase (decrease)
         in net assets                1,193,120   5,616,707     11,976,883    --     (271,340)  1,367,372
NET ASSETS:
   Beginning of period                5,616,707          --             --    --    1,367,372          --
                                     ----------  ----------    -----------   ---   ----------  ----------
   End of period                     $6,809,827  $5,616,707    $11,976,883   $--   $1,096,032  $1,367,372
                                     ==========  ==========    ===========   ===   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                    SUBACCOUNT
                                             (CLASS A)                     (CLASS A)
                                     --------------------------  -----------------------------
                                          2007 (a)  2006 (c)            2007      2006 (c)
                                         ---------  --------         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $    (912) $ (4,242)        $ (115,724) $  311,067
   Net realized gains (losses)              70,390     6,556             23,086       8,461
   Change in unrealized gains
      (losses) on investments              (22,913)   22,913            511,935     (29,805)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    46,565    25,227            419,297     289,723
                                         ---------  --------         ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   4,944    25,261             61,431      73,463
   Transfers from other funding
      options                                3,524   460,166          1,049,246   9,487,051
   Contract charges                             --      (111)            (2,162)     (2,307)
   Contract surrenders                        (440)   (4,588)          (321,785)   (130,452)
   Transfers to other funding
      options                             (521,123)   (4,333)          (760,979)   (450,839)
   Other receipts (payments)                    --   (35,092)           (33,357)    (81,419)
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (513,095)  441,303             (7,606)  8,895,497
                                         ---------  --------         ----------  ----------
      Net increase (decrease)
         in net assets                    (466,530)  466,530            411,691   9,185,220
NET ASSETS:
   Beginning of period                     466,530        --          9,185,220          --
                                         ---------  --------         ----------  ----------
   End of period                         $      --  $466,530         $9,596,911  $9,185,220
                                         =========  ========         ==========  ==========

                                         MIST THIRD AVENUE          MSF BLACKROCK
                                          SMALL CAP VALUE         AGGRESSIVE GROWTH
                                            SUBACCOUNT               SUBACCOUNT
                                             (CLASS B)                (CLASS D)
                                     ------------------------  ----------------------
                                         2007       2006 (c)      2007      2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (297,607) $   (99,480) $ (100,116) $  (60,848)
   Net realized gains (losses)           672,144       (2,289)     49,747      (9,735)
   Change in unrealized gains
      (losses) on investments         (2,462,404)     373,765     926,137     (51,592)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              (2,087,867)     271,996     875,768    (122,175)
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               442,010      146,388      93,087      40,666
   Transfers from other funding
      options                         16,622,982   12,096,576     551,620   5,191,371
   Contract charges                       (8,108)      (1,758)     (1,397)     (1,400)
   Contract surrenders                (1,108,507)    (244,609)   (229,644)   (101,681)
   Transfers to other funding
      options                         (2,530,412)    (167,558)   (324,716)   (100,328)
   Other receipts (payments)             (61,732)          --     (33,630)    (19,625)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   13,356,233   11,829,039      55,320   5,009,003
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                11,268,366   12,101,035     931,088   4,886,828
NET ASSETS:
   Beginning of period                12,101,035           --   4,886,828          --
                                     -----------  -----------  ----------  ----------
   End of period                     $23,369,401  $12,101,035  $5,817,916  $4,886,828
                                     ===========  ===========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.


                                     MSF BLACKROCK BOND INCOME   MSF BLACKROCK MONEY MARKET      MSF FI LARGE CAP
                                           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                            (CLASS A)                   (CLASS A)                    (CLASS A)
                                     -------------------------  ----------------------------  ----------------------
                                         2007       2006 (c)         2007          2006 (c)     2007        2006 (c)
                                      ----------  ----------    ------------    ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  107,100  $ (104,100)   $    835,049    $    427,746  $  (86,260) $  (61,579)
   Net realized gains (losses)            40,283       8,614              --              --     332,871     (12,487)
   Change in unrealized gains
      (losses) on investments            205,044     382,878              --              --    (148,568)    123,803
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 352,427     287,392         835,049         427,746      98,043      49,737
                                      ----------  ----------    ------------    ------------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                56,851     280,480       4,632,317       5,472,436      72,653      38,880
   Transfers from other funding
      options                            724,406   8,297,101      30,971,588      29,303,741      78,907   5,006,130
   Contract charges                       (2,792)     (2,933)         (7,170)         (6,114)     (1,377)     (1,448)
   Contract surrenders                  (420,040)   (128,907)     (6,319,569)     (1,082,926)   (292,225)    (81,878)
   Transfers to other funding
      options                           (365,389)   (452,070)    (18,346,813)    (11,000,839)   (226,509)   (147,673)
   Other receipts (payments)             (80,708)    (94,947)       (214,864)       (127,971)    (38,133)         --
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (87,672)  7,898,724      10,715,489      22,558,327    (406,684)  4,814,011
                                      ----------  ----------    ------------    ------------  ----------  ----------
      Net increase (decrease)
         in net assets                   264,755   8,186,116      11,550,538      22,986,073    (308,641)  4,863,748
NET ASSETS:
   Beginning of period                 8,186,116          --      22,986,073              --   4,863,748          --
                                      ----------  ----------    ------------    ------------  ----------  ----------
   End of period                      $8,450,871  $8,186,116    $ 34,536,611    $ 22,986,073  $4,555,107  $4,863,748
                                      ==========  ==========    ============    ============  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                MSF METLIFE AGGRESSIVE
                                        MSF FI VALUE LEADERS          ALLOCATION
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS D)                 (CLASS B)
                                     ------------------------  -----------------------
                                        2007       2006 (c)      2007         2006 (c)
                                     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (129,129) $  (141,256) $  (40,949) $  (20,880)
   Net realized gains (losses)         1,048,151       (5,539)     24,075      (1,689)
   Change in unrealized gains
      (losses) on investments           (661,337)     399,189      13,243     111,994
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 257,685      252,394      (3,631)     89,425
                                     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               320,866      180,953      57,981      50,481
   Transfers from other funding
      options                            351,739   11,075,041     575,785   1,661,481
   Contract charges                       (3,281)      (3,406)     (1,079)       (726)
   Contract surrenders                  (315,656)    (208,579)    (35,823)    (40,728)
   Transfers to other funding
      options                           (608,769)    (189,704)   (201,104)     (4,383)
   Other receipts (payments)              (1,851)     (30,376)         --     (89,561)
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (256,952)  10,823,929     395,760   1,576,564
                                     -----------  -----------  ----------  ----------
      Net increase (decrease)
         in net assets                       733   11,076,323     392,129   1,665,989
NET ASSETS:
   Beginning of period                11,076,323           --   1,665,989          --
                                     -----------  -----------  ----------  ----------
   End of period                     $11,077,056  $11,076,323  $2,058,118  $1,665,989
                                     ===========  ===========  ==========  ==========

                                     MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE
                                            ALLOCATION         TO MODERATE ALLOCATION
                                            SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                (CLASS B)
                                     ------------------------  ------------------------
                                       2007       2006 (c)       2007        2006 (c)
                                      ----------  ----------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (48,656) $  (33,674)  $   (60,710) $  (22,538)
   Net realized gains (losses)            60,727       5,248        59,139         (50)
   Change in unrealized gains
      (losses) on investments             65,380     143,963        47,336     111,973
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  77,451     115,537        45,765      89,385
                                      ----------  ----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 5,576      17,222       267,277      71,199
   Transfers from other funding
      options                            897,600   2,611,576     3,107,057   1,878,219
   Contract charges                         (393)       (351)       (1,036)       (829)
   Contract surrenders                   (75,345)    (44,508)   (1,341,761)    (11,382)
   Transfers to other funding
      options                           (800,265)     (4,759)      (76,792)     (1,602)
   Other receipts (payments)                  --          --            --     (85,875)
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       27,173   2,579,180     1,954,745   1,849,730
                                      ----------  ----------   -----------  ----------
      Net increase (decrease)
         in net assets                   104,624   2,694,717     2,000,510   1,939,115
NET ASSETS:
   Beginning of period                 2,694,717          --     1,939,115          --
                                      ----------  ----------   -----------  ----------
   End of period                      $2,799,341  $2,694,717   $ 3,939,625  $1,939,115
                                      ==========  ==========   ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                            MSF METLIFE        MSF METLIFE MODERATE TO
                                        MODERATE ALLOCATION     AGGRESSIVE ALLOCATION    MSF MFS TOTAL RETURN
                                            SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                             (CLASS B)                (CLASS B)               (CLASS B)
                                     ------------------------  -----------------------  ----------------------
                                         2007       2006 (c)       2007      2006 (c)      2007      2006 (c)
                                     -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (253,906) $  (141,228) $  (145,100) $  (90,249) $   (8,799) $  (51,904)
   Net realized gains (losses)           144,105      (14,208)     308,978     (32,440)    181,287       5,810
   Change in unrealized gains
      (losses) on investments            349,440      691,802       30,367     481,484    (106,545)    306,914
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 239,639      536,366      194,245     358,795      65,943     260,820
                                     -----------  -----------  -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               287,039      314,604      262,356     114,877     439,275      55,068
   Transfers from other funding
      options                          2,385,272   10,944,813    1,582,231   7,151,786   1,318,592   4,199,867
   Contract charges                       (3,170)      (2,456)      (2,790)     (2,017)       (888)       (881)
   Contract surrenders                  (434,510)    (197,497)    (215,285)    (63,866)   (198,893)    (54,601)
   Transfers to other funding
      options                           (856,998)    (295,564)  (1,981,551)   (474,430)   (305,811)   (260,197)
   Other receipts (payments)             (98,739)    (174,610)    (250,147)         --     (32,325)     (1,847)
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    1,278,894   10,589,290     (605,186)  6,726,350   1,219,950   3,937,409
                                     -----------  -----------  -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                 1,518,533   11,125,656     (410,941)  7,085,145   1,285,893   4,198,229
NET ASSETS:
   Beginning of period                11,125,656           --    7,085,145          --   4,198,229          --
                                     -----------  -----------  -----------  ----------  ----------  ----------
   End of period                     $12,644,189  $11,125,656  $ 6,674,204  $7,085,145  $5,484,122  $4,198,229
                                     ===========  ===========  ===========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF OPPENHEIMER
                                       MSF MFS TOTAL RETURN          GLOBAL EQUITY
                                            SUBACCOUNT                SUBACCOUNT
                                             (CLASS F)                 (CLASS B)
                                     ------------------------  ------------------------
                                         2007       2006 (c)       2007       2006 (c)
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     7,732  $  (432,641) $  (357,805) $  (407,254)
   Net realized gains (losses)         1,410,637       42,006    1,126,445      (74,812)
   Change in unrealized gains
      (losses) on investments           (670,943)   2,583,830      822,708    2,222,408
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 747,426    2,193,195    1,591,348    1,740,342
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               401,822      813,564    1,181,304    1,515,439
   Transfers from other funding
      options                          1,187,260   33,494,651    1,334,790   34,564,009
   Contract charges                      (11,007)     (11,377)      (8,879)      (8,617)
   Contract surrenders                (1,123,813)    (648,058)  (1,161,257)    (456,742)
   Transfers to other funding
      options                         (2,161,949)  (1,274,183)  (4,691,124)  (2,117,664)
   Other receipts (payments)            (141,822)    (139,316)     (86,026)    (124,128)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,849,509)  32,235,281   (3,431,192)  33,372,297
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                (1,102,083)  34,428,476   (1,839,844)  35,112,639
NET ASSETS:
   Beginning of period                34,428,476           --   35,112,639           --
                                     -----------  -----------  -----------  -----------
   End of period                     $33,326,393  $34,428,476  $33,272,795  $35,112,639
                                     ===========  ===========  ===========  ===========

                                                                   MSF WESTERN
                                        MSF T. ROWE PRICE        ASSET MANAGEMENT
                                        LARGE CAP GROWTH         HIGH YIELD BOND
                                           SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)               (CLASS A)
                                     ----------------------  -----------------------
                                        2007      2006 (c)     2007 (a)    2006 (c)
                                     ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (44,612) $  (31,862) $   712,108  $  (88,498)
   Net realized gains (losses)           50,343       6,115       58,857      13,376
   Change in unrealized gains
      (losses) on investments           164,458     194,772     (497,478)    497,478
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                170,189     169,025      273,487     422,356
                                     ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               11,586       1,362       39,841      95,216
   Transfers from other funding
      options                           246,254   2,626,077      398,977   7,409,746
   Contract charges                        (392)       (470)         (14)     (2,551)
   Contract surrenders                 (104,152)    (51,035)     (82,306)   (152,565)
   Transfers to other funding
      options                          (115,830)   (222,432)  (7,937,563)   (376,472)
   Other receipts (payments)                 --          --      (12,154)    (75,998)
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      37,466   2,353,502   (7,593,219)  6,897,376
                                     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                  207,655   2,522,527   (7,319,732)  7,319,732
NET ASSETS:
   Beginning of period                2,522,527          --    7,319,732          --
                                     ----------  ----------  -----------  ----------
   End of period                     $2,730,182  $2,522,527  $        --  $7,319,732
                                     ==========  ==========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT           PIMCO VIT REAL RETURN     PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)              (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                     ----------------------------  -------------------------  ------------------------
                                        2007            2006 (c)     2007 (a)        2006         2007         2006
                                     ----------        ----------  ----------    -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   63,106        $  (71,714) $    103,446  $   268,708  $   749,690  $   626,122
   Net realized gains (losses)           50,596            13,736      (699,546)     260,253      (84,476)      88,236
   Change in unrealized gains
      (losses) on investments            43,861           263,997       811,182     (664,975)   1,029,439     (233,164)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                157,563           206,019       215,082     (136,014)   1,694,653      481,194
                                     ----------        ----------  ------------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               46,661            81,080        77,317      598,422      187,484    1,148,037
   Transfers from other funding
      options                           637,378         6,731,173       442,120    1,386,466    2,340,729    2,943,855
   Contract charges                      (1,916)           (2,090)           (8)      (3,451)      (7,943)      (8,449)
   Contract surrenders                 (656,978)         (161,437)     (118,544)    (408,641)  (1,352,693)    (691,486)
   Transfers to other funding
      options                          (564,902)         (462,331)  (11,870,289)  (1,138,470)  (1,913,024)  (1,278,335)
   Other receipts (payments)            (34,201)          (47,333)      (51,349)     (46,014)    (109,648)    (128,581)
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (573,958)        6,139,062   (11,520,753)     388,312     (855,095)   1,985,041
                                     ----------        ----------  ------------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 (416,395)        6,345,081   (11,305,671)     252,298      839,558    2,466,235
NET ASSETS:
   Beginning of period                6,345,081                --    11,305,671   11,053,373   26,181,299   23,715,064
                                     ----------        ----------  ------------  -----------  -----------  -----------
   End of period                     $5,928,686        $6,345,081  $         --  $11,305,671  $27,020,857  $26,181,299
                                     ==========        ==========  ============  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                             SUBACCOUNT             SUBACCOUNT
                                             (CLASS II)             (CLASS II)
                                     --------------------------  ----------------
                                       2007 (d)         2006      2007 (e)   2006
                                     ------------   -----------  ----------   ---
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    217,100   $   185,865  $   36,333   $--
   Net realized gains (losses)            (93,308)      (52,093)        656    --
   Change in unrealized gains
      (losses) on investments             208,007       (36,922)     68,283    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  331,799        96,850     105,272    --
                                     ------------   -----------  ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,049,954     1,642,968      15,428    --
   Transfers from other funding
      options                           2,722,121     1,479,627   9,833,238    --
   Contract charges                        (3,064)       (2,377)         (2)   --
   Contract surrenders                   (313,196)     (384,720)    (75,833)   --
   Transfers to other funding
      options                         (12,254,438)   (1,599,120)   (151,884)   --
   Other receipts (payments)             (122,403)      (62,078)    (19,543)   --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (8,921,026)    1,074,300   9,601,404    --
                                     ------------   -----------  ----------   ---
      Net increase (decrease)
         in net assets                 (8,589,227)    1,171,150   9,706,676    --
NET ASSETS:
   Beginning of period                  8,589,227     7,418,077          --    --
                                     ------------   -----------  ----------   ---
   End of period                     $         --   $ 8,589,227  $9,706,676   $--
                                     ============   ===========  ==========   ===

                                     PIONEER CULLEN VALUE VCT  PIONEER EMERGING MARKETS VCT
                                            SUBACCOUNT                  SUBACCOUNT
                                            (CLASS II)                  (CLASS II)
                                     ------------------------  ----------------------------
                                        2007        2006           2007             2006
                                     ----------    ----------  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (74,779)   $  (52,887) $  (213,399)     $  (128,755)
   Net realized gains (losses)           61,965        29,082    1,979,837        1,048,986
   Change in unrealized gains
      (losses) on investments           291,114       492,415    2,768,304        1,449,386
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from operations                278,300       468,610    4,534,742        2,369,617
                                     ----------    ----------  -----------      -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            2,005,898     3,035,083    1,267,341        2,921,001
   Transfers from other funding
      options                         1,115,947       865,061    2,696,282          971,810
   Contract charges                      (1,868)         (839)      (4,327)          (2,588)
   Contract surrenders                 (166,340)      (56,912)    (511,022)        (367,906)
   Transfers to other funding
      options                          (306,752)     (382,637)  (2,046,340)      (1,124,804)
   Other receipts (payments)            (19,603)           --     (132,244)        (195,327)
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   2,627,282     3,459,756    1,269,690        2,202,186
                                     ----------    ----------  -----------      -----------
      Net increase (decrease)
         in net assets                2,905,582     3,928,366    5,804,432        4,571,803
NET ASSETS:
   Beginning of period                5,354,951     1,426,585   10,762,696        6,190,893
                                     ----------    ----------  -----------      -----------
   End of period                     $8,260,533    $5,354,951  $16,567,128      $10,762,696
                                     ==========    ==========  ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER EQUITY INCOME VCT  PIONEER EQUITY OPPORTUNITY VCT      PIONEER FUND VCT
                                            SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                    (CLASS II)                   (CLASS II)
                                     -------------------------  ------------------------------  ------------------------
                                        2007           2006          2007 (d)         2006         2007         2006
                                     -----------   -----------  --------------   -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    66,094   $    60,980     $    (9,820)  $ (1,674) $   (99,274) $   (71,730)
   Net realized gains (losses)           679,488       282,110          93,595        717      239,790      115,066
   Change in unrealized gains
      (losses) on investments           (959,180)    1,444,717         (18,944)    17,843      121,440    1,106,155
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (213,598)    1,787,807          64,831     16,886      261,956    1,149,491
                                     -----------   -----------     -----------   --------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,846,017     2,232,730         122,645    156,477      870,201    1,315,960
   Transfers from other funding
      options                          1,360,837     1,726,685         740,576      9,867    6,880,162      687,754
   Contract charges                       (3,996)       (3,348)           (373)       (76)      (3,079)      (3,044)
   Contract surrenders                  (443,711)     (424,128)         (9,363)      (729)    (552,260)    (562,938)
   Transfers to other funding
      options                         (1,771,616)   (1,220,798)     (1,114,099)   (18,441)    (819,925)    (391,104)
   Other receipts (payments)            (171,443)     (115,242)             --         --      (94,967)     (99,763)
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      816,088     2,195,899        (260,614)   147,098    6,280,132      946,865
                                     -----------   -----------     -----------   --------  -----------  -----------
      Net increase (decrease)
         in net assets                   602,490     3,983,706        (195,783)   163,984    6,542,088    2,096,356
NET ASSETS:
   Beginning of period                11,862,483     7,878,777         195,783     31,799   10,008,672    7,912,316
                                     -----------   -----------     -----------   --------  -----------  -----------
   End of period                     $12,464,973   $11,862,483     $        --   $195,783  $16,550,760  $10,008,672
                                     ===========   ===========     ===========   ========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER GLOBAL HIGH YIELD VCT   PIONEER HIGH YIELD VCT
                                               SUBACCOUNT                  SUBACCOUNT
                                               (CLASS II)                  (CLASS II)
                                     -----------------------------  ------------------------
                                        2007               2006        2007         2006
                                     ----------         ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  289,601         $   89,795  $   459,431  $   421,635
   Net realized gains (losses)           69,444             20,174      134,866       56,927
   Change in unrealized gains
      (losses) on investments          (395,188)            64,830      (54,625)     300,511
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (36,143)           174,799      539,672      779,073
                                     ----------         ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,546,977          2,469,219    1,405,819    4,727,897
   Transfers from other funding
      options                           843,205            672,804    5,296,605    3,553,029
   Contract charges                      (1,151)              (332)      (3,011)      (3,291)
   Contract surrenders                 (287,550)           (17,072)    (910,047)    (650,639)
   Transfers to other funding
      options                          (418,850)          (478,191)  (7,503,133)  (3,239,433)
   Other receipts (payments)            (10,101)                --     (132,576)    (173,699)
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,672,530          2,646,428   (1,846,343)   4,213,864
                                     ----------         ----------  -----------  -----------
      Net increase (decrease)
         in net assets                1,636,387          2,821,227   (1,306,671)   4,992,937
NET ASSETS:
   Beginning of period                3,517,328            696,101   14,826,051    9,833,114
                                     ----------         ----------  -----------  -----------
   End of period                     $5,153,715         $3,517,328  $13,519,380  $14,826,051
                                     ==========         ==========  ===========  ===========

                                          PIONEER IBBOTSON          PIONEER IBBOTSON
                                     AGGRESSIVE ALLOCATION VCT    GROWTH ALLOCATION VCT
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -------------------------
                                        2007           2006         2007         2006
                                     ----------     ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (32,614)    $  (48,774) $ (1,121,019) $  (588,483)
   Net realized gains (losses)          186,759         34,007     1,983,391      115,909
   Change in unrealized gains
      (losses) on investments           (20,808)       368,587     1,225,391    4,205,295
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                133,337        353,820     2,087,763    3,732,721
                                     ----------     ----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            1,032,713      2,472,776    40,554,618   51,768,686
   Transfers from other funding
      options                           126,731        481,825    10,187,395    5,930,069
   Contract charges                      (2,000)          (884)      (22,456)      (4,469)
   Contract surrenders                  (84,960)        (5,802)   (2,618,825)    (269,339)
   Transfers to other funding
      options                           (99,716)       (48,506)   (4,218,945)   1,043,771)
   Other receipts (payments)                 --             --      (152,397)          --
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     972,768      2,899,409    43,729,390   56,381,176
                                     ----------     ----------  ------------  -----------
      Net increase (decrease)
         in net assets                1,106,105      3,253,229    45,817,153   60,113,897
NET ASSETS:
   Beginning of period                4,419,580      1,166,351    64,824,560    4,710,663
                                     ----------     ----------  ------------  -----------
   End of period                     $5,525,685     $4,419,580  $110,641,713  $64,824,560
                                     ==========     ==========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                         PIONEER IBBOTSON
                                      MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT  PIONEER INTERNATIONAL VALUE VCT
                                             SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                            (CLASS II)                (CLASS II)                    (CLASS II)
                                     ------------------------  ------------------------  -------------------------------
                                         2007         2006         2007        2006              2007        2006
                                     -----------  -----------  -----------  ----------       -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (545,028) $  (309,882)  $  (42,182) $  (29,716)      $   (79,991) $  (35,987)
   Net realized gains (losses)           907,494      138,418       48,691      13,876           273,517      34,026
   Change in unrealized gains
      (losses) on investments            938,264    1,936,597      109,418     123,706           293,415     408,127
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,300,730    1,765,133      115,927     107,866           486,941     406,166
                                     -----------  -----------   ----------  ----------       -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            16,344,061   20,180,703      408,137     254,028           781,990     806,241
   Transfers from other funding
      options                          6,252,221   11,778,814      253,259     160,737         1,704,020   1,946,212
   Contract charges                      (11,848)      (3,534)        (495)       (359)           (1,295)       (708)
   Contract surrenders                (1,559,261)    (273,742)     (43,176)    (35,217)         (144,346)    (40,013)
   Transfers to other funding
      options                         (3,344,298)    (266,107)    (209,850)   (127,418)       (1,369,579)   (184,467)
   Other receipts (payments)            (343,836)    (154,507)      (4,408)     (5,296)          (30,293)    (20,998)
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   17,337,039   31,261,627      403,467     246,475           940,497   2,506,267
                                     -----------  -----------   ----------  ----------       -----------  ----------
      Net increase (decrease)
         in net assets                18,637,769   33,026,760      519,394     354,341         1,427,438   2,912,433
NET ASSETS:
   Beginning of period                37,906,944    4,880,184    1,778,174   1,423,833         4,369,095   1,456,662
                                     -----------  -----------   ----------  ----------       -----------  ----------
   End of period                     $56,544,713  $37,906,944   $2,297,568  $1,778,174       $ 5,796,533  $4,369,095
                                     ===========  ===========   ==========  ==========       ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    PIONEER OAK RIDGE
                                     PIONEER MID CAP VALUE VCT    LARGE CAP GROWTH VCT
                                             SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     -------------------------  -----------------------
                                         2007         2006         2007         2006
                                     -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (148,543) $  (173,512)  $ (105,686) $   (90,484)
   Net realized gains (losses)         1,070,147    2,358,984      179,119      106,805
   Change in unrealized gains
      (losses) on investments           (602,644)  (1,250,420)     273,910        7,665
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 318,960      935,052      347,343       23,986
                                     -----------  -----------   ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,096,706    2,298,225      464,225      794,697
   Transfers from other funding
      options                          1,874,593      824,473      924,404    1,464,124
   Contract charges                       (3,542)      (3,227)      (1,509)      (1,105)
   Contract surrenders                  (433,088)    (488,687)    (438,646)    (117,599)
   Transfers to other funding
      options                         (1,793,419)  (1,339,504)    (917,663)  (1,065,688)
   Other receipts (payments)             (91,342)     (18,426)     (46,207)          --
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      649,908    1,272,854      (15,396)   1,074,429
                                     -----------  -----------   ----------  -----------
      Net increase (decrease)
         in net assets                   968,868    2,207,906      331,947    1,098,415
NET ASSETS:
   Beginning of period                10,452,814    8,244,908    5,708,645    4,610,230
                                     -----------  -----------   ----------  -----------
   End of period                     $11,421,682  $10,452,814   $6,040,592  $ 5,708,645
                                     ===========  ===========   ==========  ===========

                                                                     PIONEER SMALL AND MID CAP
                                     PIONEER REAL ESTATE SHARES VCT          GROWTH VCT
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS II)                    (CLASS II)
                                     ------------------------------  -------------------------
                                            2007         2006           2007 (d)      2006
                                        -----------  -----------      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    70,655  $    49,318      $   (39,793) $  (36,284)
   Net realized gains (losses)            1,260,317      617,734          646,306       8,449
   Change in unrealized gains
      (losses) on investments            (3,590,805)   1,863,546         (250,221)    137,346
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (2,259,833)   2,530,598          356,292     109,511
                                        -----------  -----------      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,454,258    2,255,687          137,529     485,259
   Transfers from other funding
      options                             1,182,464    1,287,071          595,324      36,309
   Contract charges                          (2,880)      (2,793)            (560)       (392)
   Contract surrenders                     (486,564)    (223,500)         (75,764)    (43,539)
   Transfers to other funding
      options                            (3,159,590)  (1,170,566)      (3,257,540)    (50,278)
   Other receipts (payments)                (61,386)    (146,404)         (16,626)         --
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (1,073,698)   1,999,495       (2,617,637)    427,359
                                        -----------  -----------      -----------  ----------
      Net increase (decrease)
         in net assets                   (3,333,531)   4,530,093       (2,261,345)    536,870
NET ASSETS:
   Beginning of period                   11,118,216    6,588,123        2,261,345   1,724,475
                                        -----------  -----------      -----------  ----------
   End of period                        $ 7,784,685  $11,118,216      $        --  $2,261,345
                                        ===========  ===========      ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT     PIONEER VALUE VCT
                                              SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                              (CLASS II)                   (CLASS II)                  (CLASS II)
                                     ---------------------------  ----------------------------  -----------------------
                                           2007        2006             2007         2006         2007 (d)      2006
                                       -----------  ----------      -----------  -----------    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (107,353) $ (114,713)     $   692,530  $   576,131    $    65,735  $  (94,591)
   Net realized gains (losses)           1,770,844     289,914           98,975       46,364        771,582     343,489
   Change in unrealized gains
      (losses) on investments           (2,363,206)    522,393          104,962      128,927       (839,576)    416,845
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  (699,715)    697,594          896,467      751,422         (2,259)    665,743
                                       -----------  ----------      -----------  -----------    -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 789,804   1,788,456        2,877,348    3,742,454        196,969     775,250
   Transfers from other funding
      options                              455,525   1,804,887        2,642,452    2,017,657        458,414     243,237
   Contract charges                         (2,095)     (1,703)          (6,062)      (5,418)        (2,222)     (2,146)
   Contract surrenders                    (462,460)   (163,801)      (1,203,399)  (1,233,770)      (243,576)   (355,280)
   Transfers to other funding
      options                             (940,063)   (931,256)      (1,430,767)  (1,161,335)    (6,396,255)   (189,772)
   Other receipts (payments)               (42,858)    (58,791)        (801,236)    (219,089)       (82,850)    (75,500)
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (202,147)  2,437,792        2,078,336    3,140,499     (6,069,520)    395,789
                                       -----------  ----------      -----------  -----------    -----------  ----------
      Net increase (decrease)
         in net assets                    (901,862)  3,135,386        2,974,803    3,891,921     (6,071,779)  1,061,532
NET ASSETS:
   Beginning of period                   7,796,608   4,661,222       19,447,230   15,555,309      6,071,779   5,010,247
                                       -----------  ----------      -----------  -----------    -----------  ----------
   End of period                       $ 6,894,746  $7,796,608      $22,422,033  $19,447,230    $        --  $6,071,779
                                       ===========  ==========      ===========  ===========    ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS IB)                    (CLASS IB)
                                     ------------------------------  -------------------------
                                            2007 (a)    2006           2007 (a)        2006
                                           ---------  --------       ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)            $  16,024  $ (8,164)      $     (7,937) $  (218,591)
   Net realized gains (losses)               282,070    26,433          2,725,377    1,449,694
   Change in unrealized gains
      (losses) on investments               (240,847)  134,511         (1,726,958)     739,196
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                      57,247   152,780            990,482    1,970,299
                                           ---------  --------       ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                       512     2,309             61,685      801,368
   Transfers from other funding
      options                                  1,330    43,978             90,997      856,065
   Contract charges                               --      (119)               (18)      (5,127)
   Contract surrenders                        (6,044)  (24,754)           (80,291)    (370,314)
   Transfers to other funding
      options                               (776,602)  (63,667)       (16,048,838)  (1,034,201)
   Other receipts (payments)                      --        --                 --      (60,124)
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (780,804)  (42,253)       (15,976,465)     187,667
                                           ---------  --------       ------------  -----------
      Net increase (decrease)
         in net assets                      (723,557)  110,527        (14,985,983)   2,157,966
NET ASSETS:
   Beginning of period                       723,557   613,030         14,985,983   12,828,017
                                           ---------  --------       ------------  -----------
   End of period                           $      --  $723,557       $         --  $14,985,983
                                           =========  ========       ============  ===========

                                      VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT                 SUBACCOUNT
                                            (CLASS II)                 (CLASS II)
                                     ------------------------  -------------------------
                                         2007         2006           2007      2006
                                     -----------  -----------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (52,709) $   (90,768)     $ (3,160) $ (2,763)
   Net realized gains (losses)           569,162      888,734         2,861       911
   Change in unrealized gains
      (losses) on investments         (1,080,467)     970,506        18,831     9,908
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (564,014)   1,768,472        18,532     8,056
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               606,814      695,369           636       636
   Transfers from other funding
      options                            565,970      511,715         3,577     4,844
   Contract charges                       (3,381)      (3,698)          (16)      (15)
   Contract surrenders                  (427,146)    (424,238)       (1,974)   (1,920)
   Transfers to other funding
      options                         (1,989,405)  (1,042,727)       (5,610)   (1,251)
   Other receipts (payments)             (73,281)     (95,450)           --        --
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,320,429)    (359,029)       (3,387)    2,294
                                     -----------  -----------      --------  --------
      Net increase (decrease)
         in net assets                (1,884,443)   1,409,443        15,145    10,350
NET ASSETS:
   Beginning of period                14,495,677   13,086,234       174,717   164,367
                                     -----------  -----------      --------  --------
   End of period                     $12,611,234  $14,495,677      $189,862  $174,717
                                     ===========  ===========      ========  ========

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
The Alger American Fund ("Alger American")
American Funds Insurance Series ("American Funds")
Credit Suisse Trust
Dreyfus Investment Portfolios ("Dreyfus")
Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") Dreyfus Variable Investment Fund ("Dreyfus VIF")
DWS Investments VIT Funds ("DWS VIT")
DWS Variable Series I ("DWS I")
DWS Variable Series II ("DWS II")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount (Series I)
Alger American Leveraged AllCap Subaccount (Class S)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Credit Suisse Trust Global Small Cap Subaccount
Dreyfus MidCap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securities Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)

1. ORGANIZATION

DWSII International Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small Mid-Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)

1. ORGANIZATION

MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)

1. ORGANIZATION

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPVPI All Cap Subaccount
LMPVPII Growth and Income Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPI Total Return Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid Cap Value Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable Multiple Discipline     Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value        Portfolio
Legg Mason Partners Variable Social Awareness Stock  Legg Mason Partners Variable Social Awareness
   Portfolio                                            Portfolio
Janus Capital Appreciation Portfolio                 Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio                  Pioneer Independence VCT Portfolio

Mergers:

OLD NAME                                             NEW NAME
--------                                             --------
Legg Mason Partners Variable All Cap Portfolio       Legg Mason Partners Variable Fundamental Value Portfolio
Legg Mason Partners Variable Large Cap Growth        Legg Mason Partners Variable III Large Cap Growth
   Portfolio I                                          Portfolio
Legg Mason Partners Variable Total Return Portfolio  Legg Mason Partners Variable Multiple Discipline
                                                        Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Aggressive Growth       Legg Mason Partners Variable III Aggressive Growth Portfolio
   Portfolio II
Legg Mason Partners Variable Growth and Income       Legg Mason Partners Variable Appreciation Portfolio
   Portfolio
Pioneer Mid-Cap Value Portfolio                      Lazard Mid-Cap Portfolio
Western Asset Management High Yield Bond Portfolio   BlackRock High Yield Portfolio
Pioneer America Income VCT Portfolio                 Pioneer Bond Fund VCT Portfolio
Pioneer Value VCT Portfolio                          Pioneer Fund VCT Portfolio

1. ORGANIZATION

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
--------                                        --------
AIM V.I. Capital Appreciation Fund              Met/AIM Capital Appreciation Portfolio
Credit Suisse Trust Emerging Markets Portfolio  MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Lord Abbett Series Mid Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                                   NEW PORTFOLIOLIO
-------------                                   ----------------
BlackRock Large-Cap Core Portfolio (ClassA)     BlackRock Large-Cap Core Portfolio (ClassE)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                       1.40% - 1.75%
Administrative                                   0.15%
Enhanced Stepped-Up Provision                    0.20%
Guaranteed Minimum Withdrawal Benefit            0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life   0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit          0.40% - 0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $40 is assessed on an annual basis for Contracts with a value of less than 100,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount
   (Series II) (Cost $2,626,796)                               197,622    2,855,634       467,503        594,210
AIM V.I. Utilities Subaccount (Series I) (Cost $2,128,291)     113,909    2,730,393       728,933        720,635
AIM V.I. Capital Appreciation Subaccount
   (Series II) (Cost $0) (a)                                        --           --       231,957      6,425,274
Alger American Leveraged AllCap Subaccount
   (Class S) (Cost $2,990,625)                                  74,069    4,041,927     1,610,222        576,054
American Funds Global Growth Subaccount
   (Class 2) (Cost $18,067,887)                                962,865   24,071,615     4,522,465      2,612,560
American Funds Growth-Income Subaccount
   (Class 2) (Cost $39,070,498)                              1,064,559   44,988,255     3,457,747      6,024,548
American Funds Growth Subaccount
   (Class 2) (Cost $44,049,325)                                836,160   55,788,573     6,060,868      7,735,621
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --           --       165,346      5,442,723
Credit Suisse Trust Global Small Cap Subaccount
   (Cost $580,848)                                              48,629      684,699       136,148        303,737
Dreyfus MidCap Stock Subaccount (Service Shares)
   (Cost $4,789,923)                                           286,972    4,433,720     1,015,116      1,237,105
Dreyfus Socially Responsible Growth Subaccount
   (Service Shares) (Cost $228,996)                              9,248      279,745        20,403         57,361
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $1,922,532)                           53,506    2,400,273       106,368        358,093
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $8,884,396)                          223,841    7,239,029     1,524,519        826,576
DWS VIT Equity 500 Index Subaccount
   (Class 2) (Cost $4,789,510)                                 355,350    5,511,473     1,243,933      1,031,954
DWS VIT RREEF Real Estate Securities Subaccount
   (Class B) (Cost $5,208,028)                                 318,968    5,103,483     1,818,012      1,214,310
DWSI Global Opportunities Subaccount
   (Class B) (Cost $2,941,602)                                 211,292    3,807,476       989,105        568,561
DWSII Balanced Subaccount
   (Class B) (Cost $3,280,266)                                 149,220    3,697,679       181,169        593,778
DWSI Bond Subaccount
   (Class B) (Cost $532,382)                                    75,643      526,477       878,154        492,974
DWSI Capital Growth Subaccount
   (Class B) (Cost $6,672,726)                                 391,147    7,944,200       908,322      1,858,212
DWSI Growth & Income Subaccount
   (Class B) (Cost $5,526,020)                                 568,434    6,122,033       321,486      1,080,938
DWSI Health Care Subaccount
   (Class B) (Cost $2,417,747)                                 200,915    2,893,172       475,780        403,291
DWSII International Subaccount
   (Class B) (Cost $4,327,000)                                 386,717    5,793,025       574,974        780,162
DWSII Strategic Income Subaccount
   (Class B) (Cost $4,592,431)                                 405,333    4,714,018     1,122,088      1,370,904
DWSII Blue Chip Subaccount
   (Class B) (Cost $5,667,329)                                 402,558    5,881,372     2,775,152      2,261,324
DWSII Conservative Allocation Subaccount
   (Class B) (Cost $10,263,791)                                931,464   11,019,224     1,265,724      1,464,132
DWSII Core Fixed Income Subaccount
   (Class B) (Cost $6,677,188)                                 569,382    6,718,704       949,439        466,131
DWSII Davis Venture Value Subaccount
   (Class B) (Cost $8,208,141)                                 700,802   10,210,680     1,452,786      1,208,956
DWSII Dreman High Return Equity Subaccount
   (Class B) (Cost $16,039,123)                              1,216,768   17,533,632     1,744,229      2,660,319

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
DWSII Dreman Small Mid Cap Value Subaccount
   (Class B) (Cost $7,763,884)                                 405,524    8,142,916     1,932,296      1,999,084
DWSII Global Thematic Subaccount
   (Class B) (Cost $4,341,506)                                 317,714    4,975,405     1,788,048        862,392
DWSII Government & Agency Securities Subaccount
   (Class B) (Cost $1,451,436)                                 121,168    1,496,424     3,100,004      3,200,409
DWSII Growth Allocation Subaccount
   (Class B) (Cost $15,715,899)                              1,406,559   17,863,295     1,487,202      2,202,573
DWSII High Income Subaccount
   (Class B) (Cost $5,128,842)                                 632,238    4,937,779     1,227,439      1,570,138
DWSII International Select Equity Subaccount
   (Class B) (Cost $4,976,471)                                 380,793    6,359,240     2,145,265        995,267
DWSII Janus Growth & Income Subaccount
   (Class B) (Cost $1,748,020)                                 179,017    2,243,087       141,595        491,609
DWSII Large Cap Value Subaccount
   (Class B) (Cost $2,553,750)                                 165,542    3,178,408       536,009        449,316
DWSII Mid Cap Growth Subaccount
   (Class B) (Cost $813,775)                                    72,232      964,295       343,149        329,320
DWSII Moderate Allocation Subaccount
   (Class B) (Cost $15,434,855)                              1,403,975   17,240,810     1,865,897      1,932,735
DWSII Money Market Subaccount
   (Class B) (Cost $4,766,123)                               4,766,123    4,766,123     9,749,847      9,886,621
DWSII Small Cap Growth Subaccount
   (Class B) (Cost $2,701,690)                                 213,368    3,151,441       552,959        611,521
DWSII Technology Subaccount
   (Class B) (Cost $1,382,806)                                 146,537    1,543,034       604,442        363,475
DWSII Turner Mid Cap Growth Subaccount
   (Class B) (Cost $2,073,336)                                 210,927    2,585,960       584,890        435,391
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $26,539,926)                        945,780   25,971,107     8,852,706      2,351,914
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $1,312,397)                         165,320    1,484,573       411,064        412,352
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $25,943,086)                        860,831   30,671,393     4,397,684      3,103,392
FTVIPT Franklin Rising Dividends Securities Subaccount
   (Class 2) (Cost $12,486,703)                                700,565   13,499,890     2,477,706      2,554,446
FTVIPT Franklin Small Mid-Cap Growth Securities
   Subaccount (Class 2) (Cost $6,644,180)                      319,947    7,329,984     3,108,901      1,032,722
FTVIPT Templeton Developing Markets Securities
   Subaccount (Class 2) (Cost $11,804,957)                   1,097,833   17,565,342     4,300,851      3,467,409
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $16,473,447)                              1,076,048   21,789,963     4,067,504      3,640,258
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $227,373)                             26,745      305,965        75,377         54,355
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $2,476,060)                          551,469    2,856,610     1,714,230        106,812
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $229,287)                              8,278      289,994        62,248         43,361
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $7,498,545) (b)                             441,783    7,205,488     8,796,560      1,284,149
LMPVET Aggressive Growth Subaccount
   (Class II) (Cost $7,229,950) (b)                            426,178    6,942,448     7,869,060        628,817
LMPVET Appreciation Subaccount
   (Class I) (Cost $1,735,626) (b)                              62,439    1,645,885     1,914,540        182,465

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
LMPVET Equity Index Subaccount
   (Class II) (Cost $11,493,278)                               390,288   13,109,760     1,377,305      1,522,397
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $5,062,224) (b)                             211,658    4,590,855     5,316,619        251,193
LMPVET Investors Subaccount
   (Class I) (Cost $2,601,036)                                 186,448    3,080,115       194,714        209,190
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $2,428,610) (b)                             146,990    2,440,026     2,671,822        245,769
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $4,395,761)                                 327,460    4,921,726       488,240        635,289
LMPVET Social Awareness Subaccount
   (Cost $974,341)                                              40,795    1,016,608       187,633         26,779
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --           --       271,447      4,816,249
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                  --           --        33,341        259,004
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --           --        95,849      1,777,473
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --        37,865      2,771,192
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --       187,654      8,967,989
LMPVPII Aggressive Growth Subaccount
   (Class II) (Cost $0) (a)                                         --           --       327,003      7,715,462
LMPVET Capital and Income Subaccount
   (Class II) (Cost $5,556,066) (b)                            385,003    4,785,578     5,929,987        377,285
LMPVIT Adjustable Rate Income Subaccount
   (Cost $2,556,242)                                           254,367    2,424,118       202,749        645,273
LMPVPI Total Return Subaccount
   (Class II) (Cost $0) (a)                                         --           --       357,223      4,747,424
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                          --           --       104,826     15,802,246
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --           --        51,049     14,470,403
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $5,850,617)                                 293,272    5,296,486       990,766        579,530
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $11,934,432)                              1,423,152   11,726,776     8,494,567      1,507,108
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $4,213,711) (b)                             384,145    4,252,489     5,261,150      1,063,173
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --       366,888      5,201,278
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $500,293)                                    36,778      499,083       447,523        308,831
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $7,449,747)                                 418,145    7,221,372     3,183,797      1,453,779
MIST Janus Forty Subaccount
   (Class A) (Cost $9,352,334)                                 126,623   10,612,239     2,360,774      1,023,928
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $484,603) (b)                                35,538      430,006       510,219         24,414
MIST Legg Mason Partners Managed Assets
   Subaccount (Class A) (Cost $4,322,000)                      255,211    4,379,421       601,925        327,365
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $3,783,995)                                 315,787    3,988,384       937,368      1,026,407
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $27,796,760)                                993,830   28,512,995    16,934,987      3,409,546

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $13,518,861)                                630,360   12,279,411    14,914,867      1,405,604
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $2,916,053)                                 239,984    2,899,011       123,272        299,901
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $6,523,175) (b)                             570,040    6,777,774     7,227,851        715,009
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $431,505)                                    29,573      439,458       441,525        205,055
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $4,880,371) (b)                             418,602    6,019,504     5,738,288        966,128
MIST MFS Research International Subaccount
   (Class B) (Cost $1,970,586) (b)                             142,192    2,036,191     2,042,873         74,293
MIST MFS Value Subaccount
   (Class A) (Cost $8,449,486)                                 612,890    9,217,868     1,951,003      1,283,386
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $13,939,422)                                921,826   12,979,313     2,874,787      3,877,052
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $6,307,392)                                 690,760    6,810,890     1,867,621      1,070,737
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $11,168,410) (b)                          1,092,954   11,978,775    12,280,476      1,136,168
MIST Pioneer Fund Subaccount
   (Class A) (Cost $986,031)                                    71,976    1,096,201       156,126        488,589
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --           --        79,074        524,058
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $9,116,299)                                 957,927    9,598,429       956,618      1,079,406
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $25,461,732)                              1,490,631   23,373,093    17,364,562      3,518,511
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $4,944,278)                                 203,029    5,818,822       583,550        627,946
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $7,864,278)                                  75,662    8,452,200       883,451        863,688
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $34,542,169)                                345,420   34,542,169    28,574,018     17,020,448
MSF FI Large Cap Subaccount
   (Class A) (Cost $4,580,617)                                 310,767    4,555,852       450,542        619,244
MSF FI Value Leaders Subaccount
   (Class D) (Cost $11,340,999)                                 56,588   11,078,851     1,715,953      1,074,158
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,933,243)                                 163,242    2,058,480       606,889        248,786
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $2,590,480)                                 251,783    2,799,822       902,008        921,992
MSF MetLife Conservative to Moderate Allocation
   Subaccount (Class B) (Cost $3,780,946)                      341,739    3,940,255     3,363,178      1,461,939
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $11,605,056)                              1,057,383   12,646,298     2,534,493      1,489,802
MSF MetLife Moderate to Aggressive Allocation
   Subaccount (Class B) (Cost $6,163,439)                      539,200    6,675,290     1,968,207      2,708,040
MSF MFS Total Return Subaccount
   (Class B) (Cost $5,284,670)                                  35,843    5,485,040     1,878,473        521,109
MSF MFS Total Return Subaccount
   (Class F) (Cost $31,418,813)                                217,215   33,331,699     2,913,970      3,618,006
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $30,232,981)                              1,908,148   33,278,095     2,326,141      5,586,653

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $2,371,380)                                 166,501    2,730,610       265,855        250,141
MSF Western Asset Management High Yield Bond
   Subaccount (Class A) (Cost $0) (a)                               --           --     1,134,308      7,953,467
MSF Western Asset Management U.S. Government
   Subaccount (Class A) (Cost $5,621,668)                      474,742    5,929,526       771,086      1,281,688
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --           --       555,292     11,973,789
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $26,818,099)                 2,576,340   27,025,149     2,707,246      2,811,138
Pioneer America Income VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     3,836,126     12,540,940
Pioneer Bond VCT Subaccount
   (Class II) (Cost $9,639,907) (d)                            893,128    9,708,191     9,904,035        264,783
Pioneer Cullen Value VCT Subaccount
   (Class II) (Cost $7,434,146)                                609,277    8,261,796     3,097,274        549,345
Pioneer Emerging Markets VCT Subaccount
   (Class II) (Cost $10,523,440)                               382,496   16,569,716     4,344,911      1,922,275
Pioneer Equity Income VCT Subaccount
   (Class II) (Cost $11,508,088)                               521,843   12,466,829     3,307,595      2,016,416
Pioneer Equity Opportunity VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --       921,575      1,107,836
Pioneer Fund VCT Subaccount
   (Class II) (Cost $14,608,360)                               645,106   16,553,420     7,434,591      1,252,158
Pioneer Global High Yield VCT Subaccount
   (Class II) (Cost $5,482,688)                                534,671    5,154,571     2,704,642        669,347
Pioneer High Yield VCT Subaccount
   (Class II) (Cost $13,622,025)                             1,224,753   13,521,455     7,205,719      8,584,369
Pioneer Ibbotson Aggressive Allocation VCT Subaccount
   (Class II) (Cost $5,125,520)                                440,713    5,526,540     1,361,739        259,353
Pioneer Ibbotson Growth Allocation VCT Subaccount
   (Class II) (Cost $105,046,041)                            8,917,158  110,661,932    47,957,674      3,881,577
Pioneer Ibbotson Moderate Allocation VCT Subaccount
   (Class II) (Cost $53,544,719)                             4,712,892   56,554,705    21,836,322      4,438,636
Pioneer Independence VCT Subaccount
   (Class II) (Cost $1,944,740)                                148,638    2,297,936       639,208        277,745
Pioneer International Value VCT Subaccount
   (Class II) (Cost $4,861,347)                                311,690    5,797,434     2,183,464      1,279,250
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $12,771,072)                               597,147   11,423,418     4,073,375      2,346,082
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
   (Class II) (Cost $5,330,785)                                463,309    6,041,552     1,318,227      1,414,801
Pioneer Real Estate Shares VCT Subaccount
   (Class II) (Cost $8,686,228)                                332,020    7,785,868     3,129,909      3,143,310
Pioneer Small and Mid Cap Growth VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,302,303      3,360,499
Pioneer Small Cap Value VCT Subaccount
   (Class II) (Cost $8,166,182)                                537,895    6,895,810     3,048,226      1,493,412
Pioneer Strategic Income VCT Subaccount
   (Class II) (Cost $22,496,042)                             2,070,700   22,425,511     5,482,330      2,594,109
Pioneer Value VCT Subaccount
   (Class II) (Cost $0) (c)                                         --           --     1,177,973      6,745,637
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --           --       108,666        785,626

4. STATEMENT OF INVESTMENTS

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                          MARKET        COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     1,781,210     16,109,776
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $12,026,098)                               914,004   12,613,255     1,468,063      2,527,773
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $138,627)                                   10,870      189,891         4,344         10,881

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007.

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
AIM V.I. Mid Cap Core Equity               2007  1,764 1.280 - 1.728     2,855       0.05        1.55 - 2.60         6.40 - 7.60
   Subaccount (Series II)                  2006  1,823 1.203 - 1.606     2,776       0.73        1.55 - 2.60         3.21 - 9.25
                                           2005  1,720 1.112 - 1.470     2,462       0.34        1.55 - 2.60         4.60 - 5.68
                                           2004  1,071 1.067 - 1.391     1,478       0.05        1.55 - 2.50        0.40 - 11.82
                                           2003    204 1.240 - 1.244       253         --        1.55 - 2.10        2.73 - 10.78

AIM V.I. Utilities                         2007  1,270 1.594 - 2.195     2,730       1.94        1.55 - 2.60        8.89 - 18.78
   Subaccount (Series I)                   2006  1,342 1.356 - 1.848     2,436       3.78        1.55 - 2.60       22.27 - 23.53
                                           2005  1,223 1.109 - 1.496     1,802       3.16        1.55 - 2.60      (4.01) - 15.08
                                           2004    525 1.201 - 1.300       677       1.03        1.55 - 2.45       15.48 - 21.44
                                           2003     67 1.064 - 1.068        71       1.93        1.70 - 2.30        6.29 - 12.00

AIM V.I. Capital Appreciation              2007     -- 1.223 - 1.527        --         --        1.55 - 2.60         6.16 - 6.63
   Subaccount (Series II) (a)              2006  4,167 1.152 - 1.432     5,783         --        1.55 - 2.60         3.41 - 4.45
                                           2005  3,728 1.114 - 1.371     5,008         --        1.55 - 2.60        5.79 - 15.98
                                           2004  2,380 1.053 - 1.283     3,034         --        1.55 - 2.60      (0.17) - 12.70
                                           2003     76 1.221 - 1.225        93         --        1.55 - 2.10       (0.16) - 8.99

Alger American Leveraged AllCap            2007  2,017 1.713 - 2.061     4,041         --        1.55 - 2.65      (1.42) - 31.11
   Subaccount (Class S)                    2006  1,428 1.319 - 1.572     2,198         --        1.55 - 2.55       11.13 - 17.14
                                           2005    967 1.138 - 1.342     1,272         --        1.55 - 2.55        7.67 - 18.75
                                           2004    505 1.067 - 1.194       596         --        1.55 - 2.45         2.25 - 6.13
                                           2003     82 1.120 - 1.123        92         --        1.70 - 2.10       (0.09) - 1.73

American Funds Global Growth               2007 11,775 1.622 - 2.221    24,068       2.73        1.55 - 2.60       11.86 - 13.09
   Subaccount (Class 2)                    2006 11,328 1.450 - 1.964    20,624       0.87        1.55 - 2.60       17.31 - 18.53
                                           2005  9,664 1.236 - 1.657    15,033       0.67        1.55 - 2.60       11.15 - 13.63
                                           2004  4,145 1.112 - 1.475     6,038       0.21        1.55 - 2.60        7.00 - 15.54
                                           2003    126 1.313 - 1.320       166       0.01        1.55 - 2.30        5.55 - 20.27

American Funds Growth-Income               2007 28,911 1.260 - 1.670    44,981       1.47        1.55 - 2.60         2.36 - 3.47
   Subaccount (Class 2)                    2006 31,310 1.231 - 1.614    47,376       1.58        1.55 - 2.60       12.22 - 13.42
                                           2005 29,868 1.097 - 1.423    40,223       1.66        1.55 - 2.60         1.72 - 4.17
                                           2004 12,151 1.063 - 1.366    16,338       2.20        1.55 - 2.60        3.46 - 11.03
                                           2003    296 1.249 - 1.257       371       2.55        1.55 - 2.50        6.26 - 15.31

American Funds Growth                      2007 31,127 1.443 - 1.916    55,780       0.76        1.55 - 2.60        9.48 - 10.62
   Subaccount (Class 2)                    2006 33,890 1.318 - 1.732    55,144       0.80        1.55 - 2.60         7.33 - 8.52
                                           2005 32,712 1.228 - 1.596    49,587       0.83        1.55 - 2.60        6.98 - 14.41
                                           2004 13,782 1.084 - 1.395    19,011       0.39        1.55 - 2.60        7.86 - 17.62
                                           2003    379 1.251 - 1.259       476       0.33        1.55 - 2.50        3.55 - 14.08

Credit Suisse Trust Emerging Markets       2007     -- 1.640 - 2.801        --         --        1.55 - 2.65         4.39 - 4.79
   Subaccount (a)                          2006  2,017 1.570 - 2.673     5,065       0.55        1.55 - 2.65       29.03 - 30.45
                                           2005  1,918 1.215 - 2.049     3,679       0.85        1.55 - 2.65        8.00 - 30.59
                                           2004    614 1.163 - 1.626       949       0.39        1.55 - 2.50       11.80 - 23.60
                                           2003     61 1.318 - 1.321        80         --        1.70 - 2.10         4.27 - 7.05

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Credit Suisse Trust Global Small Cap       2007    423 1.317 - 1.738       685         --        1.55 - 2.65     (6.46) - (5.44)
   Subaccount                              2006    504 1.408 - 1.838       883         --        1.55 - 2.65       10.26 - 12.60
                                           2005    447 1.277 - 1.649       697         --        1.55 - 2.65        8.91 - 18.65
                                           2004    295 1.131 - 1.442       417         --        1.55 - 2.45        0.99 - 18.31
                                           2003     11 1.237 - 1.240        13         --        1.70 - 2.10       (0.16) - 6.26

Dreyfus MidCap Stock                       2007  3,080 1.109 - 1.499     4,433       0.30        1.55 - 2.65     (1.29) - (0.20)
   Subaccount (Service Shares)             2006  3,562 1.122 - 1.502     5,177       0.17        1.55 - 2.65         4.91 - 6.00
                                           2005  3,582 1.069 - 1.417     4,927         --        1.55 - 2.65      (1.00) - 12.43
                                           2004  2,376 1.114 - 1.321     3,082       0.38        1.55 - 2.65        4.18 - 19.40
                                           2003    224 1.168 - 1.173       263       0.32        1.70 - 2.50        1.30 - 14.47

Dreyfus Socially Responsible Growth        2007    213 1.165 - 1.360       280       0.27        1.55 - 2.65         4.67 - 5.84
   Subaccount (Service Shares)             2006    239 1.113 - 1.285       297         --        1.55 - 2.65         6.10 - 7.35
                                           2005    244 1.049 - 1.197       283       0.22        1.55 - 2.65         1.20 - 6.78
                                           2004     66 1.167 - 1.174        77       0.12        1.70 - 2.10         2.01 - 4.17
                                           2003     64 1.125 - 1.127        72         --        1.70 - 1.95         2.83 - 6.12

Dreyfus VIF Appreciation                   2007  1,683 1.239 - 1.506     2,400       1.56        1.55 - 2.50         4.50 - 5.46
   Subaccount (Initial Shares)             2006  1,850 1.185 - 1.428     2,519       1.56        1.55 - 2.50       13.59 - 14.70
                                           2005  1,820 1.042 - 1.245     2,177       0.01        1.55 - 2.50         1.76 - 2.72
                                           2004    874 1.022 - 1.212     1,048       3.31        1.55 - 2.50         2.02 - 5.46
                                           2003    123 1.167 - 1.170       144       1.57        1.70 - 2.15        4.93 - 10.30

Dreyfus VIF Developing Leaders             2007  5,952 0.986 - 1.313     7,238       0.75        1.55 - 2.60   (13.36) - (12.41)
   Subaccount (Initial Shares)             2006  6,138 1.138 - 1.499     8,580       0.40        1.55 - 2.60         1.07 - 2.18
                                           2005  5,911 1.126 - 1.467     8,236         --        1.55 - 2.60         2.35 - 4.19
                                           2004  2,867 1.093 - 1.408     3,977       0.44        1.55 - 2.50        7.85 - 16.61
                                           2003     98 1.276 - 1.285       125       0.04        1.55 - 2.50      (0.47) - 14.12

DWS VIT Equity 500 Index                   2007  4,714 1.155 - 1.179     5,511       1.14        1.55 - 2.45         2.30 - 3.24
   Subaccount (Class 2)                    2006  4,482 1.129 - 1.142     5,093       0.80        1.55 - 2.45        3.57 - 13.41
                                           2005  4,582 1.004 - 1.007     4,608         --        1.55 - 2.45         0.40 - 0.70

DWS VIT RREEF Real Estate Securities       2007  2,881 1.426 - 1.830     5,103       0.86        1.55 - 2.65   (18.51) - (17.64)
   Subaccount (Class B)                    2006  2,994 1.750 - 2.222     6,472         --        1.55 - 2.65       33.49 - 34.99
                                           2005  3,081 1.311 - 1.646     4,952       2.59        1.55 - 2.65      (1.69) - 17.37
                                           2004  2,085 1.211 - 1.501     3,104       0.29        1.55 - 2.50        1.92 - 35.53
                                           2003    217 1.163 - 1.165       252         --        1.70 - 2.10        9.91 - 13.67

DWSI Global Opportunities                  2007  1,780 1.722 - 2.278     3,807       1.00        1.55 - 2.65         6.08 - 7.25
   Subaccount (Class B)                    2006  1,696 1.619 - 2.124     3,375       0.93        1.55 - 2.50       18.87 - 20.00
                                           2005  1,726 1.361 - 1.770     2,877       0.33        1.55 - 2.50        3.71 - 16.22
                                           2004    826 1.195 - 1.523     1,225         --        1.55 - 2.50        2.72 - 20.75
                                           2003     63 1.252 - 1.253        79         --        1.95 - 2.10        7.19 - 11.79

DWSII Balanced                             2007  2,997 1.143 - 1.269     3,697       2.97        1.55 - 2.50         1.84 - 2.75
   Subaccount (Class B)                    2006  3,359 1.122 - 1.235     4,050       2.19        1.55 - 2.50         5.97 - 8.14
                                           2005  3,989 1.047 - 1.142     4,471       1.82        1.55 - 2.50         0.48 - 4.74
                                           2004  2,374 1.032 - 1.116     2,622       0.47        1.55 - 2.50         2.23 - 5.55
                                           2003     40 1.062 - 1.065        43         --        1.70 - 2.10         0.09 - 5.14

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSI Bond                                  2007    508 1.024 - 1.047       526       6.28        1.55 - 2.40         0.39 - 2.25
   Subaccount (Class B)                    2006    164 1.011 - 1.024       167       3.60        1.55 - 2.40         1.81 - 2.71
                                           2005     52 0.993 - 0.997        51         --        1.55 - 2.40       (1.00) - 0.91

DWSI Capital Growth                        2007  5,507 1.228 - 1.488     7,943       0.26        1.55 - 2.65      (1.15) - 10.47
   Subaccount (Class B)                    2006  6,117 1.123 - 1.347     8,019       0.20        1.55 - 2.65       (0.46) - 6.48
                                           2005  3,509 1.100 - 1.265     4,338       0.22        1.55 - 2.65        3.48 - 11.97
                                           2004    792 1.055 - 1.184       929       0.08        1.55 - 2.45         3.27 - 5.73
                                           2003     66 1.114 - 1.117        74         --        1.70 - 2.10        2.76 - 10.19

DWSI Growth & Income                       2007  4,547 1.124 - 1.411     6,121       0.87        1.55 - 2.65     (1.71) - (0.56)
   Subaccount (Class B)                    2006  5,105 1.142 - 1.419     6,944       0.56        1.55 - 2.65        0.83 - 11.56
                                           2005  3,621 1.106 - 1.272     4,463       0.86        1.55 - 2.65         3.07 - 9.45
                                           2004  2,537 1.080 - 1.222     3,053       0.16        1.55 - 2.50        1.60 - 10.43
                                           2003    102 1.127 - 1.129       115         --        1.70 - 2.10         4.83 - 9.41

DWSI Health Care                           2007  2,035 1.222 - 1.490     2,893         --        1.55 - 2.65        9.88 - 11.11
   Subaccount (Class B)                    2006  2,070 1.110 - 1.341     2,653         --        1.55 - 2.65         1.37 - 4.20
                                           2005  2,153 1.077 - 1.287     2,657         --        1.55 - 2.65         0.00 - 8.95
                                           2004  1,239 1.037 - 1.210     1,477         --        1.55 - 2.65       (1.95) - 7.57
                                           2003    101 1.122 - 1.123       113         --        1.95 - 2.10         7.06 - 7.57

DWSII International                        2007  2,826 1.739 - 2.151     5,792       1.99        1.55 - 2.65       11.26 - 12.50
   Subaccount (Class B)                    2006  2,931 1.563 - 1.912     5,373       1.60        1.55 - 2.65        2.54 - 23.51
                                           2005  1,833 1.280 - 1.548     2,772       1.25        1.55 - 2.65        3.79 - 17.79
                                           2004  1,332 1.137 - 1.359     1,788       0.37        1.55 - 2.50        3.22 - 15.28
                                           2003     53 1.184 - 1.185        62         --        1.90 - 2.10        9.33 - 15.61

DWSII Strategic Income                     2007  4,106 1.120 - 1.207     4,713       5.81        1.55 - 2.65         2.25 - 3.45
   Subaccount (Class B)                    2006  4,484 1.093 - 1.173     5,005       4.22        1.55 - 2.65         5.92 - 7.10
                                           2005  4,407 1.031 - 1.100     4,617       6.60        1.55 - 2.65       (1.00) - 0.83
                                           2004  2,492 1.037 - 1.058     2,605         --        1.55 - 2.65        1.65 - 10.64
                                           2003    268 0.983 - 0.985       263         --        1.95 - 2.30         2.50 - 3.69

DWSII Blue Chip                            2007  3,729 1.326 - 1.639     5,880       0.68        1.55 - 2.65         0.45 - 1.55
   Subaccount (Class B)                    2006  3,736 1.316 - 1.614     5,850       0.47        1.55 - 2.65       12.15 - 13.42
                                           2005  3,865 1.171 - 1.423     5,358       0.49        1.55 - 2.65         4.28 - 8.38
                                           2004  2,316 1.109 - 1.318     3,006       0.04        1.55 - 2.65        1.56 - 14.41
                                           2003    113 1.155 - 1.156       131         --        1.90 - 2.10        5.19 - 15.48

DWSII Conservative Allocation              2007  9,308 1.099 - 1.203    11,017       1.99        1.55 - 2.55         2.04 - 3.08
   Subaccount (Class B)                    2006  9,737 1.077 - 1.167    11,228       1.02        1.55 - 2.55         6.11 - 7.16
                                           2005  6,416 1.015 - 1.089     6,925         --        1.55 - 2.55         1.12 - 3.35
                                           2004  2,298 1.056 - 1.060     2,431         --        1.55 - 2.45         1.54 - 4.75

DWSII Core Fixed Income                    2007  6,432 1.007 - 1.077     6,718       3.83        1.55 - 2.65         0.30 - 2.11
   Subaccount (Class B)                    2006  6,082 0.997 - 1.060     6,243       3.26        1.55 - 2.65         1.22 - 2.36
                                           2005  6,450 0.985 - 1.041     6,499       3.03        1.55 - 2.65       (1.70) - 0.78
                                           2004  5,115 0.993 - 1.015     5,159       0.48        1.55 - 2.65         0.20 - 3.86
                                           2003    189 0.986 - 0.990       186         --        1.70 - 2.30         1.12 - 3.02

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Davis Venture Value                  2007  6,710 1.281 - 1.581    10,209       0.32        1.55 - 2.65         1.43 - 2.53
   Subaccount (Class B)                    2006  6,525 1.263 - 1.542     9,723       0.26        1.55 - 2.65       11.38 - 12.64
                                           2005  6,219 1.134 - 1.369     8,265       0.34        1.55 - 2.65         2.89 - 8.00
                                           2004  4,121 1.068 - 1.273     5,180       0.01        1.55 - 2.50         1.94 - 9.48
                                           2003    185 1.156 - 1.160       214         --        1.70 - 2.30        5.65 - 16.06

DWSII Dreman High Return Equity            2007 11,712 1.138 - 1.547    17,531       1.06        1.55 - 2.65     (4.77) - (3.67)
   Subaccount (Class B)                    2006 12,289 1.194 - 1.606    19,166       1.21        1.55 - 2.65       15.11 - 16.40
                                           2005  8,634 1.036 - 1.380    11,585       1.11        1.55 - 2.65         1.07 - 6.28
                                           2004  4,520 1.113 - 1.304     5,841       0.28        1.55 - 2.65        3.20 - 14.51
                                           2003    182 1.159 - 1.164       212         --        1.70 - 2.50        5.63 - 19.06

DWSII Dreman Small Mid Cap Value           2007  4,202 1.306 - 2.067     8,142       0.59        1.55 - 2.65       (0.07) - 1.13
   Subaccount (Class B)                    2006  4,783 1.305 - 2.044     9,263       0.38        1.55 - 2.65       21.35 - 22.62
                                           2005  4,743 1.075 - 1.667     7,470       0.30        1.55 - 2.65       (0.87) - 9.34
                                           2004  2,539 1.165 - 1.542     3,800       0.17        1.55 - 2.65        2.35 - 23.90
                                           2003    201 1.244 - 1.246       250         --        1.70 - 2.10        9.60 - 20.66

DWSII Global Thematic                      2007  2,430 1.540 - 2.137     4,975       0.24        1.55 - 2.60         3.15 - 4.24
   Subaccount (Class B)                    2006  2,262 1.493 - 2.050     4,473       0.18        1.55 - 2.60       11.58 - 27.65
                                           2005  1,912 1.343 - 1.606     2,960         --        1.55 - 2.60       10.48 - 21.70
                                           2004  1,176 1.123 - 1.332     1,532       0.44        1.55 - 2.50        2.72 - 18.68
                                           2003    109 1.179 - 1.180       128         --        1.95 - 2.10         7.08 - 8.16

DWSII Government & Agency Securities       2007  1,408 1.032 - 1.089     1,496       4.15        1.55 - 2.65         2.69 - 3.93
   Subaccount (Class B)                    2006  1,537 1.005 - 1.054     1,581       3.22        1.55 - 2.65         1.11 - 2.15
                                           2005  1,466 0.994 - 1.037     1,481       3.53        1.55 - 2.65       (0.40) - 0.98
                                           2004  1,224 0.998 - 1.015     1,234       0.84        1.55 - 2.65       (0.20) - 2.54
                                           2003    182         0.995       181         --        1.95 - 2.10       (0.30) - 2.05

DWSII Growth Allocation                    2007 13,744 1.171 - 1.320    17,860       1.96        1.55 - 2.55         2.90 - 3.94
   Subaccount (Class B)                    2006 15,021 1.138 - 1.270    18,857       0.79        1.55 - 2.55        9.85 - 10.92
                                           2005 15,355 1.036 - 1.145    17,467         --        1.55 - 2.55       (0.09) - 8.13
                                           2004  4,429 1.094 - 1.097     4,852         --        1.55 - 2.30         0.64 - 7.78

DWSII High Income                          2007  3,876 1.048 - 1.319     4,937       7.46        1.55 - 2.65     (2.14) - (1.05)
   Subaccount (Class B)                    2006  4,372 1.070 - 1.333     5,671       7.05        1.55 - 2.65         7.25 - 8.46
                                           2005  4,575 0.997 - 1.229     5,497       8.44        1.55 - 2.65         0.17 - 2.47
                                           2004  2,742 1.082 - 1.207     3,274       1.96        1.55 - 2.65        1.01 - 10.25
                                           2003    186 1.088 - 1.093       202         --        1.70 - 2.50        4.50 - 10.86

DWSII International Select Equity          2007  2,994 1.545 - 2.224     6,358       2.15        1.55 - 2.65       13.14 - 14.40
   Subaccount (Class B)                    2006  2,721 1.364 - 1.944     5,021       1.61        1.55 - 2.65       21.80 - 23.12
                                           2005  2,731 1.119 - 1.579     4,097       2.29        1.55 - 2.65        2.68 - 15.80
                                           2004  1,580 1.150 - 1.407     2,192       0.11        1.55 - 2.50        2.88 - 22.00
                                           2003     68 1.206 - 1.210        82         --        1.95 - 2.50        6.35 - 20.40

DWSII Janus Growth & Income                2007  1,543 1.193 - 1.501     2,243       0.21        1.55 - 2.65         3.42 - 4.60
   Subaccount (Class B)                    2006  1,762 1.152 - 1.435     2,458       0.24        1.55 - 2.65         2.89 - 6.30
                                           2005  1,755 1.095 - 1.350     2,314         --        1.55 - 2.65        4.16 - 10.02
                                           2004  1,146 1.099 - 1.227     1,383         --        1.55 - 2.65        4.35 - 13.58
                                           2003    204 1.116 - 1.121       229         --        1.70 - 2.50        6.08 - 11.23


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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
DWSII Large Cap Value                      2007  2,093 1.311 - 1.581     3,178       1.30        1.55 - 2.65        9.80 - 11.03
   Subaccount (Class B)                    2006  2,093 1.104 - 1.424     2,876       1.17        1.55 - 2.65       11.90 - 13.20
                                           2005  2,178 0.985 - 1.258     2,650       1.42        1.55 - 2.65       (1.10) - 1.52
                                           2004  1,853 1.078 - 1.258     2,291       0.23        1.55 - 2.65         1.55 - 9.81
                                           2003    122 1.159 - 1.164       142         --        1.70 - 2.50        8.22 - 15.26

DWSII Mid Cap Growth                       2007    635 1.327 - 1.555       964         --        1.55 - 2.45         5.32 - 6.29
   Subaccount (Class B)                    2006    620 1.260 - 1.463       888         --        1.55 - 2.45        3.35 - 12.95
                                           2005    536 1.168 - 1.344       705         --        1.55 - 2.45        5.69 - 12.85
                                           2004    413 1.044 - 1.191       486         --        1.55 - 2.45        0.94 - 16.70
                                           2003     17         1.164        19         --               2.10              (0.26)

DWSII Moderate Allocation                  2007 13,894 1.135 - 1.260    17,238       2.22        1.55 - 2.55         2.44 - 3.45
   Subaccount (Class B)                    2006 14,481 1.108 - 1.218    17,442       0.87        1.55 - 2.55         8.10 - 9.24
                                           2005 14,106 1.025 - 1.115    15,627         --        1.55 - 2.55         2.60 - 5.84
                                           2004  4,088 1.075 - 1.078     4,398         --        1.55 - 2.30         1.42 - 6.22

DWSII Money Market                         2007  4,611 1.012 - 1.047     4,765       4.40        1.55 - 2.55         0.79 - 2.95
   Subaccount (Class B)                    2006  4,882 0.990 - 1.017     4,920       4.19        1.55 - 2.55         1.60 - 2.62
                                           2005  3,008 0.972 - 1.000     2,965       2.52        1.55 - 2.55         0.10 - 0.92
                                           2004  2,361 0.971 - 0.987     2,311       0.61        1.55 - 2.30     (1.52) - (0.40)
                                           2003    290 0.989 - 0.992       288       0.10        1.55 - 2.10     (0.50) - (0.20)

DWSII Small Cap Growth                     2007  2,345 1.093 - 1.396     3,151         --        1.55 - 2.65         3.01 - 4.18
   Subaccount (Class B)                    2006  2,352 1.060 - 1.340     3,043         --        1.55 - 2.65         1.99 - 3.24
                                           2005  2,131 1.037 - 1.298     2,688         --        1.55 - 2.65      (0.36) - 11.53
                                           2004    970 1.064 - 1.235     1,185         --        1.55 - 2.65        0.49 - 22.16
                                           2003     87 1.132 - 1.133        98         --        1.90 - 2.10         0.27 - 8.21

DWSII Technology                           2007  1,159 1.138 - 1.372     1,543         --        1.55 - 2.65      (3.20) - 12.09
   Subaccount (Class B)                    2006  1,004 1.025 - 1.224     1,192         --        1.55 - 2.65     (7.55) - (1.13)
                                           2005  1,127 1.045 - 1.238     1,363       0.12        1.55 - 2.65        0.58 - 15.49
                                           2004    818 1.043 - 1.217       976         --        1.55 - 2.65      (0.66) - 13.62
                                           2003    114 1.215 - 1.217       139         --        1.70 - 2.10        3.58 - 15.48

DWSII Turner Mid Cap Growth                2007  1,456 1.374 - 1.869     2,586         --        1.55 - 2.65        0.73 - 23.20
   Subaccount (Class B)                    2006  1,459 1.127 - 1.517     2,114         --        1.55 - 2.65       (6.86) - 4.62
                                           2005  1,467 1.187 - 1.450     2,052         --        1.55 - 2.65        4.62 - 12.38
                                           2004  1,107 1.097 - 1.324     1,451         --        1.55 - 2.50        6.10 - 12.71
                                           2003     92 1.210 - 1.213       111         --        1.95 - 2.30        2.36 - 16.01

Fidelity VIP Contrafund                    2007 13,481 1.559 - 2.046    25,967       0.78        1.55 - 2.60        1.63 - 15.46
   Subaccount (Service Class 2)            2006 13,276 1.364 - 1.772    22,196       1.00        1.55 - 2.60         8.51 - 9.72
                                           2005 11,559 1.257 - 1.615    17,783       0.08        1.55 - 2.60       11.70 - 17.26
                                           2004  4,082 1.107 - 1.406     5,658       0.03        1.55 - 2.50        5.13 - 16.00
                                           2003     98 1.234 - 1.240       121         --        1.55 - 2.30        0.24 - 16.70

Fidelity VIP Dynamic Capital Appreciation  2007    913 1.436 - 1.654     1,484       0.10        1.55 - 2.50         4.08 - 5.08
   Subaccount (Service Class 2)            2006    988 1.373 - 1.574     1,533       0.24        1.55 - 2.50       10.95 - 12.03
                                           2005  1,020 1.232 - 1.405     1,417         --        1.55 - 2.50       17.70 - 26.48
                                           2004    387 1.042 - 1.182       454         --        1.55 - 2.50      (0.85) - 16.29
                                           2003    115 1.181 - 1.185       136         --        1.55 - 2.10         3.32 - 7.36


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

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Fidelity VIP Mid Cap                       2007 13,188 1.734 - 2.529    30,667       0.49        1.55 - 2.60       12.38 - 13.56
   Subaccount (Service Class 2)            2006 13,669 1.543 - 2.227    27,993       0.17        1.55 - 2.60        9.51 - 10.63
                                           2005 12,662 1.409 - 2.013    23,741         --        1.55 - 2.60       14.37 - 16.22
                                           2004  4,744 1.227 - 1.732     8,105         --        1.55 - 2.50       14.03 - 25.97
                                           2003    135 1.402 - 1.411       190         --        1.55 - 2.50        5.22 - 12.57

FTVIPT Franklin Rising Dividends           2007  9,440 1.168 - 1.495    13,498       2.39        1.55 - 2.60     (5.19) - (4.23)
   Securities Subaccount (Class 2)         2006  9,632 1.232 - 1.561    14,539       1.05        1.55 - 2.60       14.18 - 15.37
                                           2005  8,404 1.079 - 1.353    11,153       0.90        1.55 - 2.60       (0.31) - 4.84
                                           2004  4,561 1.074 - 1.329     6,023       0.26        1.55 - 2.50        0.40 - 12.39
                                           2003     68 1.211 - 1.216        82         --        1.55 - 2.10        1.68 - 13.22

FTVIPT Franklin Small Mid-Cap Growth       2007  4,323 1.270 - 1.772     7,329         --        1.55 - 2.60         8.36 - 9.52
   Securities Subaccount (Class 2)         2006  3,318 1.172 - 1.618     5,110         --        1.55 - 2.60       (2.74) - 7.01
                                           2005  2,841 1.106 - 1.512     4,165         --        1.55 - 2.60         2.12 - 9.27
                                           2004  1,763 1.083 - 1.465     2,564         --        1.55 - 2.60        3.04 - 14.35
                                           2003    121 1.330 - 1.335       161         --        1.55 - 2.10       (0.82) - 6.12

FTVIPT Templeton Developing Markets        2007  5,256 2.449 - 3.645    17,563       2.20        1.55 - 2.60        1.06 - 26.83
   Securities Subaccount (Class 2)         2006  5,399 1.952 - 2.874    14,370       1.05        1.55 - 2.60       24.81 - 26.11
                                           2005  4,916 1.564 - 2.279    10,404       1.19        1.55 - 2.60       22.19 - 26.88
                                           2004  1,742 1.261 - 1.816     3,128       1.52        1.55 - 2.50        5.88 - 28.51
                                           2003     12 1.474 - 1.479        17         --        1.55 - 2.10        5.57 - 21.63

FTVIPT Templeton Foreign Securities        2007 10,181 1.650 - 2.303    21,786       2.00        1.55 - 2.60       12.47 - 13.67
   Subaccount (Class 2)                    2006 10,416 1.467 - 2.026    19,734       1.22        1.55 - 2.60       18.40 - 19.60
                                           2005  9,400 1.239 - 1.694    15,074       1.14        1.55 - 2.60        6.60 - 10.44
                                           2004  3,390 1.153 - 1.562     5,239       0.57        1.55 - 2.60        4.34 - 16.82
                                           2003    195 1.333 - 1.338       260         --        1.55 - 2.10         6.28 - 9.80

Janus Aspen Global Life Sciences           2007    167 1.796 - 1.860       306         --        1.55 - 2.30       18.94 - 19.85
   Subaccount (Service Shares)             2006    156 1.510 - 1.552       238         --        1.55 - 2.30         3.92 - 4.65
                                           2005    157 1.453 - 1.483       230         --        1.55 - 2.30        9.74 - 10.67
                                           2004    157 1.324 - 1.340       209         --        1.55 - 2.30        1.07 - 12.42
                                           2003     15 1.189 - 1.192        18         --        1.55 - 1.95         7.02 - 8.96

Janus Aspen Global Technology              2007  1,559 1.433 - 1.918     2,856       0.65        1.55 - 2.40        8.62 - 19.80
   Subaccount (Service Shares)             2006    659 1.206 - 1.601       999         --        1.55 - 2.40         5.24 - 6.17
                                           2005    536 1.146 - 1.508       766         --        1.55 - 2.40        4.56 - 23.46
                                           2004    279 1.217 - 1.373       381         --        1.55 - 2.30       (1.37) - 3.49
                                           2003      9 1.382 - 1.386        12         --        1.55 - 1.95       (0.86) - 9.05

Janus Aspen Worldwide Growth               2007    176 1.635 - 1.677       290       0.57        1.55 - 2.10         7.07 - 7.64
   Subaccount (Service Shares)             2006    163 1.515 - 1.558       251       1.64        1.55 - 2.30       12.31 - 16.18
                                           2005    165 1.322 - 1.341       219       1.34        1.55 - 2.10         3.36 - 3.95
                                           2004    106 1.279 - 1.290       136       1.18        1.55 - 2.10       (4.19) - 2.87
                                           2003     30 1.250 - 1.254        38       0.25        1.55 - 1.95       11.76 - 13.53

LMPVET Aggressive Growth
   Subaccount (Class I) (b)                2007  4,852 1.203 - 1.602     7,204         --        1.55 - 2.50     (5.02) - (4.42)

LMPVET Aggressive Growth
   Subaccount (Class II) (b)               2007  4,748 1.185 - 1.566     6,941         --        1.55 - 2.60     (5.20) - (4.51)

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVET Appreciation
   Subaccount (Class I) (b)                2007  1,072 1.260 - 1.591     1,646       1.02        1.55 - 2.40         2.27 - 2.84

LMPVET Equity Index                        2007  8,658 1.253 - 1.581    13,108       1.57        1.55 - 2.50         2.37 - 3.27
   Subaccount (Class II)                   2006  9,130 1.224 - 1.531    13,422       1.34        1.55 - 2.50       12.22 - 13.41
                                           2005  9,144 1.089 - 1.350    11,923       1.48        1.55 - 2.50         1.70 - 8.80
                                           2004  5,183 1.072 - 1.316     6,722       3.15        1.55 - 2.50        5.08 - 10.47
                                           2003    239 1.208 - 1.212       290       1.73        1.55 - 2.10        5.49 - 14.81

LMPVET Fundamental Value
   Subaccount (ClassI) (b)                 2007  2,906 1.215 - 1.659     4,590       1.21        1.55 - 2.60     (5.70) - (5.04)

LMPVET Investors                           2007  1,909 1.331 - 1.730     3,080       1.24        1.55 - 2.50         1.35 - 2.31
   Subaccount (Class I)                    2006  1,948 1.308 - 1.691     3,092       1.66        1.55 - 2.50       15.32 - 16.46
                                           2005  1,832 1.129 - 1.452     2,550       1.40        1.55 - 2.50         3.89 - 4.84
                                           2004  1,277 1.081 - 1.385     1,743       3.68        1.55 - 2.50         7.66 - 9.86
                                           2003     55 1.266 - 1.274        70       2.35        1.55 - 2.50        5.64 - 13.55

LMPVET Large Cap Growth
   Subaccount (ClassI) (b)                 2007  1,812 1.077 - 1.426     2,440       0.04        1.55 - 2.50     (1.16) - (0.56)

LMPVET Small Cap Growth                    2007  2,663 1.402 - 2.013     4,921         --        1.55 - 2.60         7.19 - 8.28
   Subaccount (Class I)                    2006  2,870 1.308 - 1.859     4,926         --        1.55 - 2.60        9.92 - 11.05
                                           2005  2,880 1.190 - 1.674     4,492         --        1.55 - 2.60         1.10 - 3.27
                                           2004  1,599 1.166 - 1.621     2,522         --        1.55 - 2.50        1.39 - 25.00
                                           2003    192 1.425 - 1.430       274         --        1.55 - 2.10        3.63 - 21.29

LMPVET Social Awareness                    2007    823 1.202 - 1.263     1,016       1.40        1.55 - 2.50         8.09 - 9.21
   Subaccount                              2006    816 1.112 - 1.162       926       0.55        1.55 - 2.50         5.10 - 6.05
                                           2005    727 1.058 - 1.102       779       0.91        1.55 - 2.50         1.83 - 4.08
                                           2004    267 1.039 - 1.077       278       1.43        1.55 - 2.50        0.00 - 12.42

LMPVPI All Cap                             2007     -- 1.296 - 1.747        --       0.29        1.55 - 2.50         4.66 - 4.92
   Subaccount (Class I) (a)                2006  2,869 1.238 - 1.665     4,544       1.39        1.55 - 2.50       15.19 - 16.27
                                           2005  2,874 1.074 - 1.432     3,928       1.02        1.55 - 2.50        1.45 - 10.49
                                           2004  1,925 1.059 - 1.398     2,644       1.09        1.55 - 2.50        5.68 - 13.60
                                           2003    186 1.302 - 1.311       244       0.54        1.55 - 2.50        7.83 - 16.37

LMPVPI All Cap                             2007     -- 1.233 - 1.261        --       0.04        1.55 - 2.60         2.53 - 4.82
   Subaccount (Class II) (a)               2006    188 1.180 - 1.203       225       2.20        1.55 - 2.60        4.93 - 16.01
                                           2005     23 1.027 - 1.037        23       0.63        1.55 - 2.60         1.58 - 8.02

LMPVPII Growth and Income                  2007     -- 1.232 - 1.547        --       0.06        1.55 - 2.40         4.14 - 4.46
   Subaccount (Class I) (a)                2006  1,170 1.183 - 1.481     1,670       0.41        1.55 - 2.40        9.74 - 11.84
                                           2005  1,151 1.078 - 1.338     1,490       0.41        1.55 - 2.40         1.22 - 2.06
                                           2004    878 1.065 - 1.311     1,134       2.13        1.55 - 2.40         2.36 - 8.77
                                           2003     57 1.225 - 1.229        70       0.55        1.55 - 1.95         5.06 - 7.24

LMPVPI Large Cap Growth                    2007     -- 1.087 - 1.434        --         --        1.55 - 2.50         3.83 - 4.16
   Subaccount (Class I) (a)                2006  2,012 1.045 - 1.377     2,611         --        1.55 - 2.50         1.68 - 2.68
                                           2005  2,073 1.023 - 1.341     2,653       0.02        1.55 - 2.50         2.67 - 3.55
                                           2004  1,359 0.992 - 1.295     1,723       0.39        1.55 - 2.50      (4.19) - 13.94
                                           2003    106 1.303 - 1.308       139         --        1.55 - 2.10        3.66 - 14.44

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
LMPVPII Aggressive Growth                  2007     -- 1.266 - 1.676        --         --        1.55 - 2.50         3.26 - 3.52
   Subaccount (Class I) (a)                2006  5,658 1.226 - 1.619     8,461         --        1.55 - 2.50         8.32 - 9.39
                                           2005  5,529 1.131 - 1.480     7,653         --        1.55 - 2.50        7.13 - 17.99
                                           2004  2,209 1.056 - 1.368     2,975         --        1.55 - 2.50      (1.53) - 13.30
                                           2003    122 1.265 - 1.274       155         --        1.55 - 2.50        4.20 - 13.14

LMPVPII Aggressive Growth                  2007     -- 1.250 - 1.640        --         --        1.55 - 2.60         3.14 - 3.47
   Subaccount (Class II) (a)               2006  4,745 1.212 - 1.585     7,132         --        1.55 - 2.60         7.93 - 9.08
                                           2005  3,681 1.123 - 1.453     5,212         --        1.55 - 2.60        6.85 - 17.48
                                           2004  2,435 1.051 - 1.346     3,257         --        1.55 - 2.60      (0.89) - 10.69
                                           2003    146 1.252 - 1.257       184         --        1.55 - 2.10       (0.08) - 7.45

LMPVET Capital and Income
   Subaccount (Class II) (b)               2007  3,621 1.086 - 1.372     4,781       1.23        1.55 - 2.70       (1.75) - 0.00

LMPVIT Adjustable Rate Income              2007  2,401 0.985 - 1.026     2,424       4.35        1.55 - 2.50     (1.10) - (0.19)
   Subaccount                              2006  2,895 0.996 - 1.028     2,941       4.21        1.55 - 2.60         1.41 - 2.49
                                           2005  3,439 0.981 - 1.003     3,417       3.88        1.55 - 2.60       (0.20) - 0.80
                                           2004  1,531 0.983 - 0.999     1,515       2.81        1.55 - 2.60     (0.91) - (0.10)
                                           2003     24 0.998 - 0.999        24       0.46        1.55 - 1.70         0.00 - 0.10

LMPVPI Total Return                        2007     -- 1.096 - 1.372        --       0.57        1.55 - 2.70         2.42 - 2.85
   Subaccount (Class II) (a)               2006  3,314 1.069 - 1.334     4,295       2.23        1.55 - 2.70        2.00 - 10.52
                                           2005  2,172 1.056 - 1.207     2,591       2.12        1.55 - 2.60       (0.85) - 3.22
                                           2004  1,125 1.117 - 1.191     1,333       4.47        1.55 - 2.50         0.09 - 6.82
                                           2003     80 1.112 - 1.115        89       0.77        1.55 - 1.95         3.15 - 8.58

Lord Abbett Growth and Income              2007     -- 1.308 - 1.682        --         --        1.55 - 2.60         3.62 - 3.89
   Subaccount (Class VC) (a)               2006  9,932 1.262 - 1.619    15,035       1.28        1.55 - 2.60       14.21 - 15.48
                                           2005  9,339 1.105 - 1.402    12,372       1.31        1.55 - 2.60         0.74 - 4.69
                                           2004  3,180 1.099 - 1.379     4,334       2.24        1.55 - 2.50        2.01 - 14.21
                                           2003    169 1.239 - 1.243       210       1.69        1.55 - 2.10        4.98 - 12.93

Lord Abbett Mid-Cap Value                  2007     -- 1.477 - 1.995        --         --        1.55 - 2.50        9.90 - 10.22
   Subaccount (Class VC) (a)               2006  7,690 1.343 - 1.810    13,037       0.49        1.55 - 2.50        9.46 - 10.50
                                           2005  8,163 1.226 - 1.638    12,646       0.58        1.55 - 2.50        5.55 - 13.54
                                           2004  3,089 1.160 - 1.537     4,701       0.80        1.55 - 2.50        3.66 - 21.96
                                           2003    108 1.252 - 1.257       136       2.19        1.70 - 2.30        7.90 - 16.90

MIST Batterymarch Mid-Cap Stock            2007  3,112 1.302 - 1.792     5,296       0.31        1.55 - 2.60         3.33 - 4.43
   Subaccount (Class A)                    2006  3,217 1.260 - 1.716     5,268         --        1.55 - 2.60     (5.48) - (4.77)

MIST BlackRock High Yield                  2007  9,128 1.152 - 1.331    11,725       5.40        1.44 - 2.39       (3.11) - 1.14
   Subaccount (Class A)                    2006  4,114 1.157 - 1.316     5,267         --        1.55 - 2.50         4.78 - 5.45

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)                2007  2,586 1.415 - 1.724     4,252         --        1.55 - 2.60     (0.77) - (0.06)

MIST BlackRock Large-Cap Core              2007     -- 1.426 - 1.725        --       0.69        1.55 - 2.60        4.53 - 4.86
   Subaccount (Class A) (a)                2006  3,099 1.364 - 1.645     4,905         --        1.55 - 2.60         5.17 - 5.92

MIST Dreman Small-Cap Value                2007    381 1.293 - 1.322       499         --        1.55 - 2.40     (3.29) - (2.51)
   Subaccount (Class A)                    2006    276 1.335 - 1.356       371       0.64        1.55 - 2.50       (0.37) - 9.48


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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Harris Oakmark International          2007  3,949 1.477 - 1.924     7,220       0.95        1.54 - 2.59     (3.40) - (2.34)
   Subaccount (Class A)                    2006  3,322 1.529 - 1.970     6,267         --        1.51 - 2.56        9.45 - 17.50

MIST Janus Forty                           2007  5,161 1.717 - 2.172    10,611       0.17        1.55 - 2.60       27.09 - 28.44
   Subaccount (Class A)                    2006  5,188 1.351 - 1.691     8,292         --        1.55 - 2.60         1.87 - 2.55

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)                2007    385 1.105 - 1.127       430         --        1.55 - 2.30   (12.79) - (12.36)

MIST Legg Mason Partners Managed           2007  3,583 1.197 - 1.240     4,379       2.38        1.55 - 2.50         3.73 - 4.73
   Assets Subaccount (Class A)             2006  3,675 1.154 - 1.186     4,309         --        1.55 - 2.50         5.00 - 5.71

MIST Lord Abbett Bond Debenture            2007  2,966 1.180 - 1.387     3,988       5.58        1.55 - 2.50         4.24 - 5.24
   Subaccount (Class A)                    2006  3,146 1.131 - 1.318     4,037         --        1.55 - 2.50         4.17 - 4.77

MIST Lord Abbett Growth and Income         2007 26,022 1.084 - 1.104    28,509       0.53        1.30 - 2.35       (2.43) - 2.41
  Subaccount (Class B)                     2006 14,276 1.071 - 1.078    15,344         --        1.30 - 2.25         6.99 - 7.69

MIST Lord Abbett Mid-Cap Value             2007 11,639 1.045 - 1.062    12,277       0.03        1.55 - 2.50    (10.68) - (0.93)
   Subaccount (Class B)                    2006    100 1.066 - 1.072       107         --        1.55 - 2.40      (0.47) - 14.41

MIST Met/AIM Capital Appreciation          2007  1,935 1.267 - 1.596     2,899       0.09        1.55 - 2.60        9.04 - 10.14
   Subaccount (Class A)                    2006  2,015 1.162 - 1.449     2,762       0.18        1.55 - 2.60     (1.86) - (1.16)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)                2007  4,459 1.253 - 1.574     6,777         --        1.55 - 2.60         2.45 - 3.08

MIST Met/AIM Small Cap Growth              2007    320 1.358 - 1.388       439         --        1.55 - 2.40         8.81 - 9.72
   Subaccount (Class A)                    2006    151 1.248 - 1.265       190         --        1.55 - 2.40      (1.27) - 14.44

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)                2007  1,831 2.040 - 3.509     6,019         --        1.55 - 2.65       24.32 - 25.28

MIST MFS Research International
   Subaccount (Class B) (b)                2007    898 1.798 - 2.326     2,036         --        1.55 - 2.30       (2.43) - 4.49

MIST MFS Value                             2007  6,311 1.425 - 1.475     9,216         --        1.55 - 2.50         5.01 - 5.96
   Subaccount (Class A)                    2006  5,845 1.357 - 1.399     8,086       1.33        1.55 - 2.50        9.79 - 10.56

MIST Neuberger Berman Real Estate          2007 12,750 1.006 - 1.024    12,977       1.09        1.55 - 2.60   (17.00) - (16.13)
   Subaccount (Class A)                    2006 14,706 1.212 - 1.221    17,906         --        1.55 - 2.60       20.84 - 21.73

MIST Oppenheimer Capital Appreciation      2007  6,037 1.115 - 1.134     6,810         --        1.55 - 2.60       11.39 - 12.50
   Subaccount (Class B)                    2006  5,584 1.001 - 1.008     5,617         --        1.55 - 2.60         0.70 - 1.41

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)                2007 10,145 1.080 - 1.214    11,977         --        1.55 - 2.60         5.58 - 6.30

MIST Pioneer Fund                          2007    710 1.328 - 1.606     1,096       0.90        1.55 - 2.50         2.40 - 3.41
   Subaccount (Class A)                    2006    915 1.291 - 1.553     1,367         --        1.55 - 2.50         6.91 - 7.55

MIST Pioneer Mid-Cap Value                 2007     -- 1.267 - 1.286        --       0.42        1.55 - 2.30        9.47 - 10.48
   Subaccount (Class A) (a)                2006    403 1.151 - 1.164       467       0.25        1.55 - 2.30         1.05 - 7.93


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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
MIST Pioneer Strategic Income              2007  7,953 1.176 - 1.222     9,597       0.69        1.55 - 2.60         3.90 - 5.00
   Subaccount (Class A)                    2006  7,967 1.131 - 1.170     9,185       4.88        1.55 - 2.60         2.85 - 3.57

MIST Third Avenue Small Cap Value          2007 23,927 0.965 - 0.983    23,369       0.55        1.55 - 2.60    (10.65) - (4.47)
   Subaccount (Class B)                    2006 11,793 1.023 - 1.029    12,101         --        1.55 - 2.50         1.99 - 2.59

MSF BlackRock Aggressive Growth            2007  3,419 1.301 - 1.791     5,818         --        1.55 - 2.50       17.41 - 18.61
   Subaccount (Class D)                    2006  3,413 1.106 - 1.510     4,887         --        1.55 - 2.50     (2.98) - (2.39)

MSF BlackRock Bond Income                  2007  7,720 1.057 - 1.114     8,451       3.22        1.55 - 2.50         3.60 - 4.70
   Subaccount (Class A)                    2006  7,799 1.017 - 1.064     8,186         --        1.55 - 2.50         3.32 - 3.91

MSF BlackRock Money Market                 2007 32,798 1.023 - 1.069    34,537       4.94        1.55 - 2.70         0.38 - 3.38
   Subaccount (Class A)                    2006 22,531 0.999 - 1.034    22,986       3.30        1.55 - 2.70         1.09 - 2.27

MSF FI Large Cap                           2007  3,476 1.161 - 1.427     4,555       0.16        1.55 - 2.60         1.22 - 2.37
   Subaccount (Class A)                    2006  3,768 1.147 - 1.394     4,864         --        1.55 - 2.60         0.70 - 1.38

MSF FI Value Leaders                       2007  7,652 1.212 - 1.519    11,077       0.83        1.55 - 2.60         1.34 - 2.50
   Subaccount (Class D)                    2006  7,806 1.196 - 1.482    11,076         --        1.55 - 2.60         1.96 - 2.63

MSF MetLife Aggressive Allocation          2007  1,927 1.060 - 1.078     2,058       0.05        1.55 - 2.60         0.66 - 1.60
   Subaccount (Class B)                    2006  1,577 1.053 - 1.061     1,666         --        1.55 - 2.60         5.09 - 5.89

MSF MetLife Conservative Allocation        2007  2,606 1.067 - 1.084     2,799         --        1.55 - 2.50       (0.09) - 3.93
   Subaccount (Class B)                    2006  2,593 1.036 - 1.043     2,695         --        1.55 - 2.50         0.97 - 5.80

MSF MetLife Conservative to Moderate       2007  3,662 1.068 - 1.083     3,940         --        1.55 - 2.40         1.04 - 3.66
   Allocation Subaccount (Class B)         2006  1,853 1.044 - 1.050     1,939         --        1.55 - 2.40         3.77 - 4.79

MSF MetLife Moderate Allocation            2007 11,761 1.067 - 1.084    12,644       0.01        1.55 - 2.50         1.81 - 2.75
   Subaccount (Class B)                    2006 10,582 1.048 - 1.055    11,126         --        1.55 - 2.50         4.59 - 9.92

MSF MetLife Moderate to Aggressive         2007  6,204 1.065 - 1.084     6,674       0.03        1.55 - 2.60       (2.26) - 2.26
   Allocation Subaccount (Class B)         2006  6,709 1.052 - 1.060     7,085         --        1.55 - 2.60         4.99 - 5.79

MSF MFS Total Return                       2007  5,033 1.077 - 1.099     5,484       1.81        1.55 - 2.75       (3.47) - 2.52
   Subaccount (Class B)                    2006  3,929 1.064 - 1.072     4,198         --        1.55 - 2.65         6.08 - 6.88

MSF MFS Total Return                       2007 24,421 1.226 - 1.419    33,326       1.96        1.55 - 2.50         1.57 - 2.60
   Subaccount (Class F)                    2006 25,723 1.205 - 1.383    34,428         --        1.55 - 2.50         6.26 - 6.88

MSF Oppenheimer Global Equity              2007 30,426 1.081 - 1.101    33,273       0.89        1.55 - 2.60         3.54 - 4.66
   Subaccount (Class B)                    2006 33,480 1.044 - 1.052    35,113         --        1.39 - 2.54         4.82 - 5.62

MSF T. Rowe Price Large Cap Growth         2007  2,390 1.131 - 1.149     2,730       0.19        1.55 - 2.50       (2.24) - 7.48
   Subaccount (Class B)                    2006  2,365 1.062 - 1.069     2,523         --        1.55 - 2.50         6.41 - 7.11

MSF Western Asset Management High          2007     -- 1.163 - 1.199        --      10.16        1.55 - 2.50         3.47 - 3.82
   Yield Bond Subaccount (Class A) (a)     2006  6,377 1.124 - 1.157     7,320         --        1.55 - 2.50         5.64 - 6.37

MSF Western Asset Management               2007  5,392 1.067 - 1.117     5,929       2.77        1.40 - 2.45         1.86 - 2.89
   U.S. Government Subaccount (Class A)    2006  5,918 1.046 - 1.091     6,345         --        1.40 - 2.45         2.77 - 3.47


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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
PIMCO VIT Real Return                      2007     -- 1.020 - 1.141        --       1.55        1.55 - 2.60         1.72 - 1.98
   Subaccount (Administrative Class) (a)   2006 10,340 1.002 - 1.119    11,306       4.24        1.55 - 2.60     (1.89) - (0.80)
                                           2005  9,967 1.018 - 1.128    11,053       2.92        1.55 - 2.60       (0.56) - 0.66
                                           2004  4,188 1.020 - 1.122     4,667       1.18        1.55 - 2.60         1.23 - 7.47
                                           2003    331 1.043 - 1.047       346       0.38        1.55 - 2.10       (1.23) - 2.45

PIMCO VIT Total Return                     2007 23,835 1.095 - 1.155    27,021       4.80        1.55 - 2.60         5.98 - 7.04
   Subaccount (Administrative Class)       2006 24,626 1.030 - 1.079    26,181       4.42        1.55 - 2.60         1.15 - 2.27
                                           2005 22,715 1.014 - 1.055    23,715       3.59        1.55 - 2.60       (0.19) - 0.86
                                           2004  8,552 1.011 - 1.046     8,894       1.99        1.55 - 2.60         0.10 - 3.26
                                           2003    649 1.007 - 1.013       656       1.33        1.55 - 2.50       (1.37) - 3.58

Pioneer America Income VCT                 2007     -- 1.022 - 1.077        --       3.94        1.55 - 2.70         2.51 - 3.79
   Subaccount (Class II) (c)               2006  8,439 0.993 - 1.042     8,589       4.41        1.55 - 2.70         0.49 - 2.55
                                           2005  7,379 0.985 - 1.031     7,418       4.46        1.55 - 2.60       (1.16) - 0.41
                                           2004  3,712 0.990 - 1.034     3,730       4.63        1.55 - 2.50       (1.19) - 3.07
                                           2003     95 0.993 - 0.995        94       0.66        1.55 - 1.95       (0.10) - 1.22

Pioneer Bond VCT
   Subaccount (Class II) (d)               2007  8,897 1.090 - 1.092     9,707       0.65        1.55 - 2.70         9.00 - 9.20

Pioneer Cullen Value VCT                   2007  6,349 1.274 - 1.312     8,261       0.80        1.55 - 2.60         2.32 - 4.79
   Subaccount (Class II)                   2006  4,297 1.229 - 1.252     5,355       0.17        1.55 - 2.60        4.91 - 15.29
                                           2005  1,318 1.077 - 1.086     1,427         --        1.55 - 2.60        0.65 - 10.74

Pioneer Emerging Markets VCT               2007  4,034 3.178 - 4.474    16,567       0.34        1.55 - 2.60       38.78 - 40.25
   Subaccount (Class II)                   2006  3,673 2.290 - 3.190    10,763       0.34        1.55 - 2.60       18.94 - 33.42
                                           2005  2,674 1.734 - 2.391     6,191       0.46        1.55 - 2.60       31.92 - 39.65
                                           2004  1,557 1.294 - 1.764     2,728       0.56        1.55 - 2.60        0.00 - 28.02
                                           2003     55 1.505 - 1.510        82         --        1.55 - 2.10        1.28 - 18.69

Pioneer Equity Income VCT                  2007  7,595 1.347 - 1.703    12,465       2.30        1.55 - 2.60     (2.04) - (0.99)
   Subaccount (Class II)                   2006  7,097 1.375 - 1.720    11,862       2.42        1.55 - 2.60       11.13 - 20.28
                                           2005  5,594 1.155 - 1.430     7,879       2.23        1.55 - 2.60         0.61 - 4.05
                                           2004  3,021 1.127 - 1.377     4,140       3.12        1.55 - 2.50        2.36 - 14.27
                                           2003    101 1.201 - 1.205       121       0.92        1.55 - 2.10        4.43 - 10.56

Pioneer Equity Opportunity VCT             2007     -- 1.339 - 1.377        --       0.18        1.55 - 2.60      (5.61) - 10.07
   Subaccount (Class II) (c)               2006    158 1.228 - 1.251       196       0.32        1.55 - 2.60      (0.88) - 17.46
                                           2005     30 1.058 - 1.065        32         --        1.55 - 2.40       (1.21) - 8.45

Pioneer Fund VCT                           2007 10,620 1.301 - 1.633    16,551       1.06        1.55 - 2.60         2.12 - 3.16
   Subaccount (Class II)                   2006  6,575 1.274 - 1.583    10,009       1.13        1.55 - 2.60       13.35 - 14.63
                                           2005  5,875 1.124 - 1.381     7,912       1.16        1.55 - 2.60         3.21 - 6.18
                                           2004  3,497 1.089 - 1.324     4,598       1.17        1.55 - 2.60        0.74 - 13.11
                                           2003    336 1.208 - 1.213       407       0.74        1.55 - 2.10        0.25 - 12.86

Pioneer Global High Yield VCT              2007  4,530 1.069 - 1.154     5,154       8.08        1.55 - 2.75       (0.71) - 0.52
   Subaccount (Class II)                   2006  3,095 1.075 - 1.148     3,517       7.29        1.55 - 2.75        2.37 - 10.28
                                           2005    670 1.032 - 1.041       696       4.80        1.55 - 2.60       (0.48) - 5.06

Pioneer High Yield VCT                     2007 10,357 1.068 - 1.357    13,519       5.08        1.55 - 2.75         0.66 - 3.98
   Subaccount (Class II)                   2006 11,739 1.044 - 1.305    14,826       5.26        1.55 - 2.70         0.17 - 6.62
                                           2005  8,126 1.074 - 1.224     9,833       5.23        1.55 - 2.60       (0.83) - 1.99
                                           2004  6,312 1.087 - 1.223     7,686       5.01        1.55 - 2.50         1.21 - 6.93
                                           2003    332 1.148 - 1.152       382       2.37        1.55 - 2.10         1.68 - 9.09

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
                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Ibbotson Aggressive Allocation VCT 2007  4,404 1.236 - 1.266     5,526       1.26        1.55 - 2.40         2.66 - 3.60
   Subaccount (Class II)                   2006  3,637 1.204 - 1.222     4,420       0.26        1.55 - 2.40        6.56 - 12.63
                                           2005  1,079 1.078 - 1.085     1,166         --        1.55 - 2.40        2.56 - 10.94

Pioneer Ibbotson Growth Allocation VCT     2007 91,686 1.089 - 1.230   110,642       1.01        1.55 - 2.90         2.74 - 4.06
   Subaccount (Class II)                   2006 55,528 1.060 - 1.182    64,825       0.14        1.55 - 2.90        5.35 - 10.99
                                           2005  4,439 1.058 - 1.065     4,711         --        1.55 - 2.40         0.95 - 9.15

Pioneer Ibbotson Moderate Allocation VCT   2007 48,332 1.081 - 1.190    56,545       1.01        1.55 - 2.70         2.85 - 4.02
   Subaccount (Class II)                   2006 33,498 1.051 - 1.144    37,907       0.30        1.55 - 2.70       (0.26) - 8.95
                                           2005  4,663 1.043 - 1.050     4,880         --        1.55 - 2.40         2.44 - 7.28

Pioneer Independence VCT                   2007  1,704 1.207 - 1.394     2,298         --        1.55 - 2.60         4.68 - 5.77
   Subaccount (Class II)                   2006  1,390 1.153 - 1.318     1,778         --        1.55 - 2.60        1.57 - 12.18
                                           2005  1,184 1.086 - 1.228     1,424       0.58        1.55 - 2.60       (0.44) - 3.52
                                           2004    799 1.189 - 1.208       962         --        1.55 - 2.50        4.18 - 10.55
                                           2003     77 1.149 - 1.154        88         --        1.55 - 2.10         0.17 - 2.58

Pioneer International Value VCT            2007  2,695 1.729 - 2.295     5,797       0.31        1.55 - 2.60       10.34 - 11.46
   Subaccount (Class II)                   2006  2,234 1.567 - 2.059     4,369       0.26        1.55 - 2.60       19.44 - 20.69
                                           2005    873 1.312 - 1.706     1,457       0.06        1.55 - 2.60        9.65 - 18.76
                                           2004    504 1.480 - 1.504       752       0.32        1.55 - 2.50       12.62 - 16.59
                                           2003     16 1.286 - 1.290        21         --        1.55 - 1.95       12.41 - 12.76

Pioneer Mid Cap Value VCT                  2007  6,362 1.345 - 1.928    11,422       0.58        1.55 - 2.60         2.67 - 3.71
   Subaccount (Class II)                   2006  5,978 1.310 - 1.859    10,453         --        1.55 - 2.60        9.35 - 10.52
                                           2005  5,101 1.198 - 1.682     8,245       0.21        1.55 - 2.60       (0.07) - 5.99
                                           2004  2,609 1.143 - 1.587     4,112       0.17        1.55 - 2.50        0.78 - 19.86
                                           2003    205 1.317 - 1.324       271         --        1.55 - 2.30        7.24 - 11.20

Pioneer Oak Ridge Large Cap Growth VCT     2007  4,884 1.189 - 1.257     6,041       0.19        1.55 - 2.60         5.41 - 6.44
   Subaccount (Class II)                   2006  4,896 1.128 - 1.181     5,709       0.03        1.55 - 2.60       (1.18) - 1.20
                                           2005  3,982 1.127 - 1.167     4,610       0.14        1.55 - 2.60        4.59 - 10.98
                                           2004  1,455 1.070 - 1.095     1,589         --        1.55 - 2.50      (0.09) - 11.01

Pioneer Real Estate Shares VCT             2007  4,048 1.470 - 2.035     7,785       2.52        1.55 - 2.60    (21.18) - (6.17)
   Subaccount (Class II)                   2006  4,537 1.859 - 2.555    11,118       2.40        1.55 - 2.60       20.87 - 34.40
                                           2005  3,540 1.462 - 1.901     6,588       3.29        1.55 - 2.60        4.24 - 18.55
                                           2004  1,875 1.310 - 1.681     3,137       4.29        1.55 - 2.30        4.13 - 41.52
                                           2003     99 1.256 - 1.261       125       2.94        1.55 - 2.10      (0.16) - 15.69

Pioneer Small and Mid Cap Growth VCT       2007     -- 1.266 - 1.388        --         --        1.55 - 2.60       17.11 - 18.23
   Subaccount (Class II) (c)               2006  1,958 1.081 - 1.174     2,261         --        1.55 - 2.60         1.05 - 8.48
                                           2005  1,575 1.029 - 1.106     1,724         --        1.55 - 2.60         1.47 - 6.69
                                           2004    794 1.010 - 1.074       850         --        1.55 - 2.40       (1.11) - 5.29

Pioneer Small Cap Value VCT                2007  4,166 1.255 - 1.797     6,895       0.51        1.55 - 2.60     (9.58) - (8.60)
   Subaccount (Class II)                   2006  4,228 1.388 - 1.966     7,797         --        1.55 - 2.60       11.22 - 12.41
                                           2005  2,736 1.248 - 1.749     4,661         --        1.55 - 2.60        8.39 - 18.16
                                           2004  1,455 1.156 - 1.599     2,314         --        1.55 - 2.50        3.96 - 19.94
                                           2003    182 1.348 - 1.355       247         --        1.55 - 2.30        8.00 - 10.49

5. FINANCIAL HIGHLIGHTS

                                                       AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                                ------------------------------- ------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS   LOWEST TO   NET ASSETS     INCOME        LOWEST TO        LOWEST TO
                                                (000s)  HIGHEST ($)    ($000s)    RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                                ------ ------------- ---------- ------------- ---------------- -----------------
Pioneer Strategic Income VCT               2007 17,800 1.064 - 1.301    22,422       5.15        1.55 - 2.70         3.30 - 4.50
   Subaccount (Class II)                   2006 15,977 1.030 - 1.245    19,447       5.17        1.55 - 2.70         3.39 - 4.62
                                           2005 13,239 1.060 - 1.190    15,555       5.58        1.55 - 2.60       (0.18) - 1.79
                                           2004  7,013 1.097 - 1.179     8,226       5.63        1.55 - 2.60         0.18 - 8.26
                                           2003    552 1.085 - 1.089       601       2.51        1.55 - 2.10         0.18 - 6.06

Pioneer Value VCT                          2007     -- 1.231 - 1.528        --       2.74        1.55 - 2.60       (0.73) - 0.13
   Subaccount (Class II) (c)               2006  4,146 1.240 - 1.526     6,072       0.22        1.55 - 2.60       12.12 - 13.29
                                           2005  3,810 1.106 - 1.347     5,010       0.09        1.55 - 2.60       (0.07) - 6.14
                                           2004  2,559 1.085 - 1.307     3,321       0.04        1.55 - 2.60        0.46 - 11.26
                                           2003     76 1.187 - 1.192        91       0.03        1.55 - 2.10         3.56 - 8.09

Putnam VT International Equity             2007     -- 2.161 - 2.226        --       2.83        1.55 - 2.30         8.05 - 8.27
   Subaccount (Class IB) (a)               2006    356 2.000 - 2.056       724       0.62        1.55 - 2.30       24.77 - 25.75
                                           2005    378 1.603 - 1.635       613       1.38        1.55 - 2.30        9.64 - 10.47
                                           2004    327 1.462 - 1.480       482       1.46        1.55 - 2.30       13.60 - 14.37
                                           2003     73 1.287 - 1.294        95         --        1.55 - 2.30        7.92 - 13.76

Putnam VT Small Cap Value                  2007     -- 1.509 - 2.310        --       0.55        1.55 - 2.60         6.46 - 6.80
   Subaccount (Class IB) (a)               2006  7,589 1.416 - 2.163    14,986       0.32        1.55 - 2.60       14.33 - 15.48
                                           2005  7,439 1.235 - 1.873    12,828       0.14        1.55 - 2.60        0.42 - 10.99
                                           2004  3,522 1.180 - 1.777     6,159       0.06        1.55 - 2.50        3.02 - 25.92
                                           2003    119 1.423 - 1.430       169         --        1.55 - 2.30        4.84 - 27.62

Van Kampen LIT Comstock                    2007  8,374 1.242 - 1.642    12,611       1.58        1.55 - 2.50     (4.73) - (3.86)
   Subaccount (Class II)                   2006  9,180 1.302 - 1.708    14,496       1.27        1.55 - 2.50       13.18 - 14.25
                                           2005  9,419 1.149 - 1.495    13,086       0.64        1.55 - 2.50         1.53 - 5.03
                                           2004  3,433 1.133 - 1.458     4,944       0.31        1.55 - 2.50        3.91 - 15.62
                                           2003    229 1.255 - 1.261       288         --        1.55 - 2.30        6.90 - 14.05

Van Kampen LIT Enterprise                  2007    128 1.463 - 1.501       190       0.15        1.55 - 2.10       10.08 - 10.69
   Subaccount (Class II)                   2006    130 1.329 - 1.356       175       0.18        1.55 - 2.10         4.56 - 5.20
                                           2005    128 1.271 - 1.289       164       0.46        1.55 - 2.10         5.65 - 6.18
                                           2004    126 1.203 - 1.214       152       0.04        1.55 - 2.10         1.77 - 5.80
                                           2003     21 1.185 - 1.188        25         --        1.55 - 1.95         2.78 - 5.79

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January1, 2007 to April 27, 2007.

(b)  For the period April30, 2007 to December 31, 2007.

(c)  For the period January1, 2007 to November 9, 2007.

(d)  For the period November12, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           AIM V.I. MID CAP CORE EQUITY   AIM V.I. UTILITIES   AIM V.I. CAPITAL APPRECIATION
                                    SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                   (SERIES II)                (SERIES I)                (SERIES II)
                           ----------------------------  --------------------  ----------------------------
                                2007          2006          2007      2006         2007 (a)       2006
                           -------------  -------------  ---------- ---------  --------------  ------------
Accumulation units
   beginning of year          1,823,430     1,719,897    1,341,715  1,222,977     4,167,301     3,727,550
Accumulation units issued
   and transferred from
   other funding options        329,756       451,093      276,827    381,339       197,560       953,140
Accumulation units
   redeemed and
   transferred to
   other funding options       (389,422)     (347,560)    (348,519)  (262,601)   (4,364,861)     (513,389)
                              ---------     ---------    ---------  ---------    ----------     ---------
Accumulation units
   end of year                1,763,764     1,823,430    1,270,023  1,341,715            --     4,167,301
                              =========     =========    =========  =========    ==========     =========

                           AMERICAN FUNDS GROWTH    CREDIT SUISSE TRUST   CREDIT SUISSE TRUST
                                SUBACCOUNT           EMERGING MARKETS       GLOBAL SMALL CAP
                                 (CLASS 2)              SUBACCOUNT             SUBACCOUNT
                           ----------------------  ---------------------  -------------------
                              2007        2006      2007 (a)     2006        2007     2006
                           ----------  ----------  ----------  ---------  ---------  --------
Accumulation units
   beginning of year       33,890,233  32,711,932   2,016,848  1,918,047    504,122  447,132
Accumulation units issued
   and transferred from
   other funding options    1,867,433   4,297,613      85,397    410,923     81,688  128,585
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,630,599) (3,119,312) (2,102,245)  (312,122)  (163,194) (71,595)
                           ----------  ----------  ----------  ---------   --------  -------
Accumulation units
   end of year             31,127,067  33,890,233          --  2,016,848    422,616  504,122
                           ==========  ==========  ==========  =========   ========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                              ALGER AMERICAN          AMERICAN FUNDS          AMERICAN FUNDS
                             LEVERAGED ALLCAP          GLOBAL GROWTH          GROWTH-INCOME
                                SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS S)               (CLASS 2)              (CLASS 2)
                           ---------------------  ----------------------  ----------------------
                              2007       2006        2007        2006        2007        2006
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       1,428,189     967,064  11,327,782   9,664,246  31,309,671  29,867,942
Accumulation units issued
   and transferred from
   other funding options     911,453   1,547,142   2,140,353   2,798,905   1,321,568   3,822,444
Accumulation units
   redeemed and
   transferred to
   other funding options    (322,625) (1,086,017) (1,693,285) (1,135,369) (3,720,330) (2,380,715)
                           ---------   ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,017,017   1,428,189  11,774,850  11,327,782  28,910,909  31,309,671
                           =========   =========  ==========  ==========  ==========  ==========

                                                  DREYFUS SOCIALLY
                           DREYFUS MIDCAP STOCK  RESPONSIBLE GROWTH  DREYFUS VIF APPRECIATION
                                SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                             (SERVICE SHARES)     (SERVICE SHARES)       (INITIAL SHARES)
                           --------------------  ------------------  ------------------------
                              2007       2006      2007      2006        2007         2006
                           ---------  ---------  --------  --------  -----------   ----------
Accumulation units
   beginning of year       3,562,336  3,581,835   239,136  243,937     1,849,997   1,820,257
Accumulation units issued
   and transferred from
   other funding options     235,752    473,462    15,376   17,946        56,196     202,190
Accumulation units
   redeemed and
   transferred to
   other funding options    (718,512)  (492,961)  (41,363) (22,747)     (222,942)   (172,450)
                           ---------  ---------   -------  -------     ---------   ---------
Accumulation units
   end of year             3,079,576  3,562,336   213,149  239,136     1,683,251   1,849,997
                           =========  =========   =======  =======     =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               DREYFUS VIF             DWS VIT              DWS VIT RREEF
                            DEVELOPING LEADERS     EQUITY 500 INDEX    REAL ESTATE SECURITIES
                                SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                             (INITIAL SHARES)          (CLASS 2)              (CLASS B)
                           --------------------  --------------------  ----------------------
                              2007       2006       2007       2006        2007      2006
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   beginning of year       6,138,061  5,910,602  4,482,020  4,581,625   2,993,707  3,081,435
Accumulation units issued
   and transferred from
   other funding options     457,307    856,650  1,007,274    130,897     483,792    327,513
Accumulation units
   redeemed and
   transferred to
   other funding options    (643,095)  (629,191)  (775,159)  (230,502)   (596,051)  (415,241)
                           ---------  ---------  ---------  ---------   ---------  ---------
Accumulation units
   end of year             5,952,273  6,138,061  4,714,135  4,482,020   2,881,448  2,993,707
                           =========  =========  =========  =========   =========  =========

                             DWSI CAPITAL GROWTH   DWSI GROWTH & INCOME    DWSI HEALTH CARE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)             (CLASS B)              (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year        6,117,071   3,508,968  5,105,253  3,621,286  2,070,255  2,153,075
Accumulation units issued
   and transferred from
   other funding options      711,649   3,653,924    174,110  2,302,701    232,949    211,313
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,321,570) (1,045,821)  (732,048)  (818,734)  (268,203)  (294,133)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year              5,507,150   6,117,071  4,547,315  5,105,253  2,035,001  2,070,255
                           ==========  ==========  =========  =========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.


                           DWSI GLOBAL OPPORTUNITIES     DWSII BALANCED        DWSI BOND
                                  SUBACCOUNT               SUBACCOUNT          SUBACCOUNT
                                  (CLASS B)                (CLASS B)           (CLASS B)
                           -------------------------  --------------------  ----------------
                                 2007      2006          2007      2006       2007     2006
                              ---------  ---------    ---------  ---------  -------  -------
Accumulation units
   beginning of year          1,695,520  1,725,554    3,358,797  3,988,934  164,445   51,780
Accumulation units issued
   and transferred from
   other funding options        320,112    245,891       70,012    275,420  813,413  122,831
Accumulation units
   redeemed and
   transferred to
   other funding options       (235,379)  (275,925)    (431,750)  (905,557)(469,823) (10,166)
                              ---------  ---------    ---------  --------- --------  -------
Accumulation units
   end of year                1,780,253  1,695,520    2,997,059  3,358,797  508,035  164,445
                              =========  =========    =========  ========= ========  =======

                            DWSII INTERNATIONAL  DWSII STRATEGIC INCOME     DWSII BLUE CHIP
                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                (CLASS B)              (CLASS B)               (CLASS B)
                           --------------------  ----------------------  ----------------------
                             2007        2006       2007        2006        2007        2006
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year       2,931,211  1,832,877   4,484,148   4,406,818   3,736,156   3,864,532
Accumulation units issued
   and transferred from
   other funding options     284,221  1,625,828     853,117   1,091,893   1,405,123   1,606,502
Accumulation units
   redeemed and
   transferred to
   other funding options    (389,782)  (527,494) (1,231,652) (1,014,563) (1,412,470) (1,734,878)
                           ---------  ---------  ----------  ----------  ----------  ----------
Accumulation units
   end of year             2,825,650  2,931,211   4,105,613   4,484,148   3,728,809   3,736,156
                           =========  =========  ==========  ==========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    DWSII                   DWSII                  DWSII
                           CONSERVATIVE ALLOCATION    CORE FIXED INCOME     DAVIS VENTURE VALUE
                                 SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)                (CLASS B)             (CLASS B)
                           -----------------------  ---------------------  --------------------
                               2007       2006         2007       2006        2007       2006
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   beginning of year        9,736,937  6,415,915    6,082,456   6,450,173  6,525,305  6,218,858
Accumulation units issued
   and transferred from
   other funding options      567,570  4,304,151      775,746     640,305    924,969  1,197,184
Accumulation units
   redeemed and
   transferred to
   other funding options     (996,457)  (983,129)    (425,863) (1,008,022)  (740,426)  (890,737)
                            ---------  ---------    ---------  ----------  ---------  ---------
Accumulation units
   end of year              9,308,050  9,736,937    6,432,339   6,082,456  6,709,848  6,525,305
                            =========  =========    =========  ==========  =========  =========

                                    DWSII
                            GOVERNMENT & AGENCY
                                 SECURITIES       DWSII GROWTH ALLOCATION    DWSII HIGH INCOME
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                 (CLASS B)                (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006        2007       2006
                           ----------  ---------  -----------  ----------  ----------  ---------
Accumulation units
   beginning of year        1,536,570  1,465,842  15,020,557   15,355,054   4,371,814  4,575,042
Accumulation units issued
   and transferred from
   other funding options    2,894,350    361,115     199,607    1,733,154     657,422    645,706
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,022,995)  (290,387) (1,475,840)  (2,067,651) (1,153,008)  (848,934)
                           ----------  ---------  ----------   ----------  ----------  ---------
Accumulation units
   end of year              1,407,925  1,536,570  13,744,324   15,020,557   3,876,228  4,371,814
                           ==========  =========  ==========   ==========  ==========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                DWSII DREMAN           DWSII DREMAN              DWSII
                             HIGH RETURN EQUITY     SMALL MID CAP VALUE     GLOBAL THEMATIC
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       12,289,457   8,634,012  4,782,849  4,743,295  2,262,472  1,911,607
Accumulation units issued
   and transferred from
   other funding options      940,231   4,577,342    346,432    709,429    551,390    668,695
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,517,394)   (921,897)  (927,452)  (669,875)  (384,106)  (317,830)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             11,712,294  12,289,457  4,201,829  4,782,849  2,429,756  2,262,472
                           ==========  ==========  =========  =========  =========  =========

                            DWSII INTERNATIONAL          DWSII                 DWSII
                               SELECT EQUITY     JANUS GROWTH & INCOME    LARGE CAP VALUE
                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)            (CLASS B)
                           --------------------  ---------------------  -------------------
                              2007       2006       2007      2006         2007     2006
                           ---------  ---------  ---------  ---------   --------  ---------
Accumulation units
   beginning of year       2,720,551  2,731,496  1,761,679  1,755,072   2,093,220 2,178,193
Accumulation units issued
   and transferred from
   other funding options     813,826    441,196    105,964    323,340     286,392    98,580
Accumulation units
   redeemed and
   transferred to
   other funding options    (539,971)  (452,141)  (324,216)  (316,733)   (286,739) (183,553)
                           ---------  ---------  ---------  ---------   --------- ---------
Accumulation units
   end of year             2,994,406  2,720,551  1,543,427  1,761,679   2,092,873 2,093,220
                           =========  =========  =========  =========   ========= =========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           DWSII MID CAP GROWTH  DWSII MODERATE ALLOCATION    DWSII MONEY MARKET
                                SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                (CLASS B)                (CLASS B)                 (CLASS B)
                           --------------------  -------------------------  ----------------------
                              2007       2006         2007        2006         2007        2006
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   beginning of year        619,590    535,680     14,480,930  14,105,725    4,881,772   3,008,146
Accumulation units issued
   and transferred from
   other funding options    218,719    190,825        684,692   1,990,699    9,539,157   7,382,314
Accumulation units
   redeemed and
   transferred to
   other funding options   (203,132)  (106,915)    (1,272,031) (1,615,494)  (9,810,312) (5,508,688)
                           --------   --------     ----------  ----------   ----------  ----------
Accumulation units
   end of year              635,177    619,590     13,893,591  14,480,930    4,610,617   4,881,772
                           ========   ========     ==========  ==========   ==========  ==========

                                FIDELITY VIP       FIDELITY VIP DYNAMIC       FIDELITY VIP
                                 CONTRAFUND        CAPITAL APPRECIATION         MID CAP
                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                              (SERVICE CLASS 2)     (SERVICE CLASS 2)      (SERVICE CLASS 2)
                           ----------------------  --------------------  ----------------------
                              2007        2006        2007      2006        2007        2006
                           ----------  ----------  --------  ---------   ----------  ----------
Accumulation units
   beginning of year       13,276,383  11,558,934   987,639  1,019,630   13,668,604  12,661,865
Accumulation units issued
   and transferred from
   other funding options    1,624,741   2,663,803   144,271    183,819    1,197,289   2,294,370
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,419,773)   (946,354) (218,941)  (215,810)  (1,677,846) (1,287,631)
                           ----------  ----------  --------   --------   ----------  ----------
Accumulation units
   end of year             13,481,351  13,276,383   912,969    987,639   13,188,047  13,668,604
                           ==========  ==========  ========   ========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                             DWSII TURNER
                           DWSII SMALL CAP GROWTH    DWSII TECHNOLOGY       MID CAP GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)              (CLASS B)             (CLASS B)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       2,351,746   2,131,360   1,004,327  1,127,295  1,459,226  1,467,222
Accumulation units issued
   and transferred from
   other funding options     423,475     443,283     447,411    138,566    233,208    163,309
Accumulation units
   redeemed and
   transferred to
   other funding options    (430,265)   (222,897)   (292,449)  (261,534)  (236,341)  (171,305)
                           ---------   ---------   ---------  ---------  ---------  ---------
Accumulation units
   end of year             2,344,956   2,351,746   1,159,289  1,004,327  1,456,093  1,459,226
                           =========   =========   =========  =========  =========  =========

                                                           FTVIPT FRANKLIN
                                 FTVIPT FRANKLIN            SMALL MID-CAP            FTVIPT TEMPLETON
                           RISING DIVIDENDS SECURITIES    GROWTH SECURITIES   DEVELOPING MARKETS SECURITIES
                                    SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                    (CLASS 2)                 (CLASS 2)                  (CLASS 2)
                           ---------------------------  --------------------  -----------------------------
                               2007           2006         2007      2006           2007          2006
                             ---------     ---------    ---------  ---------    -----------   -----------
Accumulation units
   beginning of year         9,631,983     8,404,286    3,318,352  2,841,043      5,399,345    4,916,065
Accumulation units issued
   and transferred from
   other funding options     1,815,168     2,400,678    1,606,442  1,028,179      1,157,528    1,529,889
Accumulation units
   redeemed and
   transferred to
   other funding options    (2,007,015)   (1,172,981)    (602,041)  (550,870)    (1,300,557)  (1,046,609)
                            ----------    ----------    ---------  ---------     ----------   ----------
Accumulation units
   end of year               9,440,136     9,631,983    4,322,753  3,318,352      5,256,316    5,399,345
                            ==========    ==========    =========  =========     ==========   ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      FTVIPT                   JANUS ASPEN         JANUS ASPEN
                           TEMPLETON FOREIGN SECURITIES  GLOBAL LIFE SCIENCES   GLOBAL TECHNOLOGY
                                    SUBACCOUNT                SUBACCOUNT           SUBACCOUNT
                                     (CLASS 2)              (SERVICE SHARES)     (SERVICE SHARES)
                           ----------------------------  --------------------  ------------------
                                2007           2006         2007      2006        2007     2006
                           -------------  -------------  ---------  ---------  ---------  -------
Accumulation units
   beginning of year         10,416,476      9,400,022    155,572    157,194     659,196  535,707
Accumulation units issued
   and transferred from
   other funding options      1,966,388      2,442,002     40,398      1,816     956,872  199,091
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,201,869)    (1,425,548)   (29,110)    (3,438)    (57,413) (75,602)
                             ----------     ----------    -------    -------   ---------  -------
Accumulation units
   end of year               10,180,995     10,416,476    166,860    155,572   1,558,655  659,196
                             ==========     ==========    =======    =======   =========  =======

                           LMPVET APPRECIATION    LMPVET EQUITY INDEX  LMPVET FUNDAMENTAL VALUE
                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                (CLASS I)              (CLASS II)              (CLASS I)
                           -------------------  ---------------------  ------------------------
                             2007 (b)    2006      2007       2006        2007 (b)       2006
                           ----------    ----   ---------  ----------  ------------    -------
Accumulation units
   beginning of year               --     --    9,129,895   9,143,966            --       --
Accumulation units issued
   and transferred from
   other funding options    1,184,416     --      499,090   1,086,227     3,037,012       --
Accumulation units
   redeemed and
   transferred to
   other funding options     (112,861)    --     (970,744) (1,100,298)     (131,245)      --
                            ---------    ---    ---------   ---------     ---------      ---
Accumulation units
   end of year              1,071,555     --    8,658,241   9,129,895     2,905,767       --
                            =========    ===    =========   =========     =========      ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             JANUS ASPEN           LMPVET             LMPVET
                           WORLDWIDE GROWTH  AGGRESSIVE GROWTH  AGGRESSIVE GROWTH
                              SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                           (SERVICE SHARES)      (CLASS I)          (CLASS II)
                           ----------------  -----------------  -----------------
                             2007     2006    2007 (b)  2006     2007 (b)  2006
                           -------  -------  ---------  ----    ---------  ----
Accumulation units
   beginning of year       163,227  164,893         --    --           --    --
Accumulation units issued
   and transferred from
   other funding options    37,029    3,522  5,720,120    --    5,163,546    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (24,133)  (5,188)  (868,227)   --     (415,709)   --
                           -------  -------  ---------   ---    ---------   ---
Accumulation units
   end of year             176,123  163,227  4,851,893    --    4,747,837    --
                           =======  =======  =========   ===    =========   ===

                             LMPVET INVESTORS    LMPVET LARGE CAP GROWTH  LMPVET SMALL CAP GROWTH
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                (CLASS I)              (CLASS I)                (CLASS I)
                           --------------------  -----------------------  -----------------------
                              2007       2006       2007 (b)    2006         2007         2006
                           ---------  ---------  ------------  ---------  -----------  ----------
Accumulation units
   beginning of year       1,947,674  1,832,284            --     --        2,869,723  2,879,621
Accumulation units issued
   and transferred from
   other funding options      54,645    292,625     1,985,499     --          118,818    471,394
Accumulation units
   redeemed and
   transferred to
   other funding options     (93,696)  (177,235)     (173,480)    --         (325,682)  (481,292)
                           ---------  ---------     ---------    ---        ---------  ---------
Accumulation units
   end of year             1,908,623  1,947,674     1,812,019     --        2,662,859  2,869,723
                           ---------  ---------     ---------    ---        ---------  ---------

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                LMPVET          LMPVPI ALL CAP       LMPVPI ALL CAP
                           SOCIAL AWARENESS       SUBACCOUNT           SUBACCOUNT
                              SUBACCOUNT          (CLASS I)            (CLASS II)
                           ----------------  ---------------------  -----------------
                             2007     2006    2007 (a)      2006    2007 (a)    2006
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   beginning of year       815,931  726,696   2,869,332  2,873,516   188,198   22,789
Accumulation units issued
   and transferred from
   other funding options    16,208  108,865      19,736    154,965    17,716  166,677
Accumulation units
   redeemed and
   transferred to
   other funding options    (9,359) (19,630) (2,889,068)  (159,149) (205,914)  (1,268)
                           -------  -------  ----------  ---------  --------  -------
Accumulation units
   end of year             822,780  815,931          --  2,869,332        --  188,198
                           =======  =======  ==========  =========  ========  =======

                                  LMPVPII               LMPVET
                             AGGRESSIVE GROWTH    CAPITAL AND INCOME         LMPVIT
                                SUBACCOUNT            SUBACCOUNT      ADJUSTABLE RATE INCOME
                                (CLASS II)            (CLASS II)            SUBACCOUNT
                           ---------------------  ------------------  ----------------------
                            2007 (a)     2006       2007 (b)   2006      2007       2006
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   beginning of year        4,745,180  3,680,636          --     --   2,894,867   3,439,397
Accumulation units issued
   and transferred from
   other funding options      296,482  1,608,782   3,884,299     --     111,567     989,908
Accumulation units
   redeemed and
   transferred to
   other funding options   (5,041,662)  (544,238)   (263,670)    --    (605,303) (1,534,438)
                           ----------  ---------   ---------   ----   ---------  -----------
Accumulation units
   end of year                     --  4,745,180   3,620,629     --   2,401,131   2,894,867
                           ==========  =========   =========   ====   =========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                  LMPVPII                 LMPVPI                LMPVPII
                             GROWTH AND INCOME       LARGE CAP GROWTH      AGGRESSIVE GROWTH
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                 (CLASS I)              (CLASS I)              (CLASS I)
                           ---------------------  ---------------------  ---------------------
                            2007 (a)      2006     2007 (a)      2006     2007 (a)     2006
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year        1,170,026  1,150,610   2,012,091  2,072,507   5,658,321  5,529,157
Accumulation units issued
   and transferred from
   other funding options       19,254     73,093      38,411    234,618     180,607    821,206
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,189,280)   (53,677) (2,050,502)  (295,034) (5,838,928)  (692,042)
                           ----------  ---------  ----------  ---------  ----------  ---------
Accumulation units
   end of year                     --  1,170,026          --  2,012,091          --  5,658,321
                           ==========  =========  ==========  =========  ==========  =========

                                                       LORD ABBETT             LORD ABBETT
                            LMPVPI TOTAL RETURN      GROWTH AND INCOME        MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                 (CLASS II)             (CLASS VC)              (CLASS VC)
                           ---------------------  ----------------------  ----------------------
                            2007 (a)      2006      2007 (a)      2006     2007 (a)      2006
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   beginning of year        3,314,367  2,171,929    9,932,005  9,338,526   7,690,373   8,163,451
Accumulation units issued
   and transferred from
   other funding options      228,874  1,371,443      124,553  1,233,150     118,079     816,651
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,543,241)  (229,005) (10,056,558)  (639,671) (7,808,452) (1,289,729)
                           ----------  ---------  -----------  ---------  ----------  ----------
Accumulation units
   end of year                     --  3,314,367           --  9,932,005          --   7,690,373
                           ==========  =========  ===========  =========  ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   MIST
                               BATTERYMARCH          MIST BLACKROCK      MIST BLACKROCK
                               MID-CAP STOCK           HIGH YIELD        LARGE-CAP CORE
                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)             (CLASS A)           (CLASS E)
                           --------------------  ---------------------  ---------------
                              2007       2006       2007        2006     2007 (b)  2006
                           ---------  ---------  ----------  ---------  ---------  ----
Accumulation units
   beginning of year       3,216,940         --   4,113,595         --         --    --
Accumulation units issued
   and transferred from
   other funding options     193,746  3,363,071   6,208,300  4,343,746  3,125,272    --
Accumulation units
   redeemed and
   transferred to
   other funding options    (298,598)  (146,131) (1,194,377)  (230,151)  (539,006)   --
                           ---------  ---------   ---------  ---------  ---------   ---
Accumulation units
   end of year             3,112,088  3,216,940   9,127,518  4,113,595  2,586,266    --
                           =========  =========   =========  =========  =========   ===

                                                                      MIST LEGG MASON PARTNERS
                             MIST JANUS FORTY    MIST LAZARD MID-CAP       MANAGED ASSETS
                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 (CLASS A)            (CLASS B)               (CLASS A)
                           --------------------  -------------------  ------------------------
                              2007       2006       2007 (b)  2006         2007       2006
                           ---------  ---------    ---------  ----      ---------  ---------
Accumulation units
   beginning of year       5,188,079         --          --     --      3,675,447         --
Accumulation units issued
   and transferred from
   other funding options     566,824  5,762,736     401,107     --        118,770  3,943,353
Accumulation units
   redeemed and
   transferred to
   other funding options    (594,085)  (574,657)    (16,058)    --       (211,594)  (267,906)
                           ---------  ---------     -------    ---      ---------  ---------
Accumulation units
   end of year             5,160,818  5,188,079     385,049     --      3,582,623  3,675,447
                           =========  =========     =======    ===      =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                               MIST BLACKROCK         MIST DREMAN     MIST HARRIS OAKMARK
                               LARGE-CAP CORE       SMALL-CAP VALUE      INTERNATIONAL
                                 SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)            (CLASS A)           (CLASS A)
                           ---------------------  ------------------  --------------------
                            2007 (a)      2006      2007      2006       2007       2006
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   beginning of year        3,099,244         --   275,512        --  3,322,398         --
Accumulation units issued
   and transferred from
   other funding options       16,857  3,302,279   316,207   381,716  1,429,651  3,611,302
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,116,101)  (203,035) (211,038) (106,204)  (803,285)  (288,904)
                           ----------  ---------  --------  --------  ---------  ---------
Accumulation units
   end of year                     --  3,099,244   380,681   275,512  3,948,764  3,322,398
                           ==========  =========  ========  ========  =========  =========

                              MIST LORD ABBETT       MIST LORD ABBETT       MIST LORD ABBETT
                               BOND DEBENTURE        GROWTH AND INCOME       MID-CAP VALUE
                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS A)              (CLASS B)             (CLASS B)
                           ---------------------  ----------------------  -------------------
                              2007        2006       2007        2006        2007       2006
                           ----------  ---------  ----------  ----------  ----------  -------
Accumulation units
   beginning of year       3,146,161          --  14,275,553          --      99,669       --
Accumulation units issued
   and transferred from
   other funding options     576,718   3,433,474  14,856,127  14,993,449  12,918,221  108,274
Accumulation units
   redeemed and
   transferred to
   other funding options    (756,597)   (287,313) (3,109,457)   (717,896) (1,378,605)  (8,605)
                           ---------   ---------  ----------  ----------  ----------   ------
Accumulation units
   end of year             2,966,282   3,146,161  26,022,223  14,275,553  11,639,285   99,669
                           =========   =========  ==========  ==========  ==========   ======

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST MET/AIM          MIST MET/AIM         MIST MET/AIM
                           CAPITAL APPRECIATION  CAPITAL APPRECIATION   SMALL CAP GROWTH
                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)             (CLASS E)           (CLASS A)
                           --------------------  --------------------  -----------------
                              2007       2006        2007 (b)  2006       2007     2006
                           ---------  ---------     ---------  ----    --------  -------
Accumulation units
   beginning of year       2,015,446         --            --    --     151,251       --
Accumulation units issued
   and transferred from
   other funding options      86,651  2,139,092     4,971,536    --     314,696  154,551
Accumulation units
   redeemed and
   transferred to
   other funding options    (167,318)  (123,646)     (512,247)   --    (146,233)  (3,300)
                           ---------  ---------     ---------   ---     -------  -------
Accumulation units
   end of year             1,934,779  2,015,446     4,459,289    --     319,714  151,251
                           =========  =========     =========   ===     =======  =======

                            MIST NEUBERGER BERMAN     MIST OPPENHEIMER           MIST PIMCO
                                 REAL ESTATE        CAPITAL APPRECIATION  INFLATION PROTECTED BOND
                                 SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  (CLASS A)              (CLASS B)                (CLASS A)
                           ----------------------  ---------------------  ------------------------
                              2007        2006        2007       2006           2007 (b)   2006
                           ----------  ----------  ----------  ---------       ----------  ----
Accumulation units
   beginning of year       14,706,355          --   5,583,958         --               --    --
Accumulation units issued
   and transferred from
   other funding options    1,900,596  16,175,653   1,593,063  6,236,033       11,241,613    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,856,920) (1,469,298) (1,140,259)  (652,075)      (1,096,790)   --
                           ----------  ----------  ----------  ---------       ----------   ---
Accumulation units
   end of year             12,750,031  14,706,355   6,036,762  5,583,958       10,144,823    --
                           ==========  ==========  ==========  =========       ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MIST MFS EMERGING  MIST MFS RESEARCH
                             MARKETS EQUITY     INTERNATIONAL       MIST MFS VALUE
                               SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (CLASS A)          (CLASS B)           (CLASS A)
                           -----------------  -----------------  --------------------
                              2007 (b)  2006    2007 (b)  2006      2007       2006
                             ---------  ----    --------  ----   ---------  ---------
Accumulation units
   beginning of year                --   --          --    --    5,844,597         --
Accumulation units issued
   and transferred from
   other funding options     2,153,591   --     937,540    --    1,441,701  6,289,699
Accumulation units
   redeemed and
   transferred to
   other funding options      (322,705)  --     (39,259)   --     (974,994)  (445,102)
                             ---------  ---     -------   ---    ---------  ---------
Accumulation units
   end of year               1,830,886   --     898,281    --    6,311,304  5,844,597
                             =========  ===     =======   ===    =========  =========

                                                 MIST PIONEER       MIST PIONEER
                           MIST PIONEER FUND    MID-CAP VALUE     STRATEGIC INCOME
                               SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                               (CLASS A)          (CLASS A)           (CLASS A)
                           -----------------  ----------------  --------------------
                              2007    2006     2007 (a)   2006      2007        2006
                            -------  -------   --------  ------  ---------  ---------
Accumulation units
   beginning of year        915,160       --   403,004       --  7,966,865         --
Accumulation units issued
   and transferred from
   other funding options     67,103  936,567     7,134  444,589    939,399  8,557,312
Accumulation units
   redeemed and
   transferred to
   other funding options   (272,490) (21,407) (410,138) (41,585)  (952,979)  (590,447)
                           --------  -------  --------  -------  ---------  ---------
Accumulation units
   end of year              709,773  915,160        --  403,004  7,953,285  7,966,865
                           ========  =======  ========  =======  =========  =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                              MIST THIRD AVENUE        MSF BLACKROCK        MSF BLACKROCK
                               SMALL CAP VALUE       AGGRESSIVE GROWTH       BOND INCOME
                                 SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                  (CLASS B)              (CLASS D)            (CLASS A)
                           ----------------------  --------------------  --------------------
                              2007        2006        2007       2006       2007       2006
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   beginning of year       11,792,862          --  3,413,185         --  7,798,698         --
Accumulation units issued
   and transferred from
   other funding options   15,734,507  12,210,404    392,831  3,578,209    737,988  8,462,148
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,600,075)   (417,542)  (387,135)  (165,024)  (816,797)  (663,450)
                           ----------  ----------  ---------  ---------  ---------  ---------
Accumulation units
   end of year             23,927,294  11,792,862  3,418,881  3,413,185  7,719,889  7,798,698
                           ==========  ==========  =========  =========  =========  =========

                                                                               MSF METLIFE
                                MSF METLIFE             MSF METLIFE          CONSERVATIVE TO
                           AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION  MODERATE ALLOCATION
                                SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                 (CLASS B)               (CLASS B)              (CLASS B)
                           ---------------------  -----------------------  ---------------------
                              2007        2006       2007         2006       2007        2006
                           ----------  ---------  ----------  -----------  ---------  ----------
Accumulation units
   beginning of year       1,576,664          --   2,592,542         --    1,853,011          --
Accumulation units issued
   and transferred from
   other funding options     569,918   1,713,712     847,935  2,641,429    3,144,748   1,952,711
Accumulation units
   redeemed and
   transferred to
   other funding options    (219,409)   (137,048)   (834,669)   (48,887)  (1,336,214)    (99,700)
                           ---------   ---------   ---------  ---------   ----------   ---------
Accumulation units
   end of year             1,927,173   1,576,664   2,605,808  2,592,542    3,661,545   1,853,011
                           =========   =========   =========  =========   ==========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MSF BLACKROCK MONEY MARKET    MSF FI LARGE CAP    MSF FI VALUE LEADERS
                                   SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                   (CLASS A)                (CLASS A)              (CLASS D)
                           --------------------------  --------------------  ---------------------
                                2007          2006        2007      2006        2007       2006
                            -----------   -----------  ---------  ---------  ---------  ----------
Accumulation units
   beginning of year         22,531,235            --  3,768,467         --  7,805,775          --
Accumulation units issued
   and transferred from
   other funding options     34,307,877    34,590,620    113,449  3,952,303    470,362   8,124,164
Accumulation units
   redeemed and
   transferred to
   other funding options    (24,040,617)  (12,059,385)  (405,727)  (183,836)  (624,559)   (318,389)
                            -----------   -----------  ---------  ---------  ---------   ---------
Accumulation units
   end of year               32,798,495    22,531,235  3,476,189  3,768,467  7,651,578   7,805,775
                            ===========   ===========  =========  =========  =========   =========

                                                        MSF METLIFE
                                 MSF METLIFE            MODERATE TO
                             MODERATE ALLOCATION   AGGRESSIVE ALLOCATION  MSF MFS TOTAL RETURN
                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                  (CLASS B)              (CLASS B)              (CLASS B)
                           ----------------------  ---------------------  ---------------------
                              2007        2006        2007       2006        2007        2006
                           ----------  ----------  ----------  ---------  ----------  ---------
Accumulation units
   beginning of year       10,582,466          --   6,708,557         --  3,929,278          --
Accumulation units issued
   and transferred from
   other funding options    2,471,387  11,263,109   1,679,272  7,282,341  1,590,076   4,242,002
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,293,116)   (680,643) (2,184,319)  (573,784)  (486,637)   (312,724)
                           ----------  ----------  ----------  ---------  ---------   ---------
Accumulation units
   end of year             11,760,737  10,582,466   6,203,510  6,708,557  5,032,717   3,929,278
                           ==========  ==========  ==========  =========  =========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                       MSF OPPENHEIMER      MSF T. ROWE PRICE
                            MSF MFS TOTAL RETURN        GLOBAL EQUITY        LARGE CAP GROWTH
                                 SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                 (CLASS F)                (CLASS B)             (CLASS B)
                           ----------------------  ----------------------  -------------------
                              2007        2006        2007        2006       2007       2006
                           ----------  ----------  ----------  ----------  --------  ---------
Accumulation units
   beginning of year       25,722,813          --  33,479,697          -- 2,365,014         --
Accumulation units issued
   and transferred from
   other funding options    1,167,773  27,356,393   2,303,702  36,311,128   224,399  2,635,279
Accumulation units
   redeemed and
   transferred to
   other funding options   (2,469,417) (1,633,580) (5,356,933) (2,831,431) (199,525)  (270,265)
                           ----------  ----------  ----------  ---------- ---------  ---------
Accumulation units
   end of year             24,421,169  25,722,813  30,426,466  33,479,697 2,389,888  2,365,014
                           ==========  ==========  ==========  ========== =========  =========

                           PIMCO VIT TOTAL RETURN  PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                 SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                           (ADMINISTRATIVE CLASS)          (CLASS II)             (CLASS II)
                           ----------------------  --------------------------  ----------------
                              2007        2006       2007 (c)       2006        2007 (d)  2006
                           ----------  ----------   -----------  ----------    ---------  ----
Accumulation units
   beginning of year       24,626,133  22,715,127     8,438,521   7,378,651           --    --
Accumulation units issued
   and transferred from
   other funding options    2,349,273   3,933,547     3,663,714   3,095,937    9,125,288    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (3,140,604) (2,022,541)  (12,102,235) (2,036,067)    (227,940)   --
                           ----------  ----------   -----------  ----------    ---------   ---
Accumulation units
   end of year             23,834,802  24,626,133            --   8,438,521    8,897,348    --
                           ==========  ==========   ===========  ==========    =========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             MSF WESTERN ASSET      MSF WESTERN ASSET
                                MANAGEMENT             MANAGEMENT               PIMCO VIT
                              HIGH YIELD BOND        U.S. GOVERNMENT           REAL RETURN
                                SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                 (CLASS A)              (CLASS A)         (ADMINISTRATIVE CLASS)
                           ---------------------  ---------------------  ------------------------
                            2007 (a)      2006       2007        2006      2007 (a)       2006
                           ----------  ---------  ----------  ---------  -----------  -----------
Accumulation units
   beginning of year        6,376,927         --   5,917,674         --   10,339,811   9,966,865
Accumulation units issued
   and transferred from
   other funding options      376,308  6,932,418     635,895  6,558,211      477,387   1,820,158
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,753,235)  (555,491) (1,162,059)  (640,537) (10,817,198) (1,447,212)
                           ----------   --------  ----------  ---------  -----------  ----------
Accumulation units
   end of year                     --  6,376,927   5,391,510  5,917,674           --  10,339,811
                           ==========   ========  ==========  =========  ===========  ==========

                                                       PIONEER EMERGING
                           PIONEER CULLEN VALUE VCT       MARKETS VCT      PIONEER EQUITY INCOME VCT
                                  SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                                  (CLASS II)              (CLASS II)               (CLASS II)
                           ------------------------  --------------------  -------------------------
                                2007       2006         2007       2006        2007        2006
                             ---------  ---------    ---------  ---------   ----------  -----------
Accumulation units
   beginning of year         4,297,206  1,317,687    3,672,536  2,673,916    7,097,228   5,593,506
Accumulation units issued
   and transferred from
   other funding options     2,431,693  3,347,734    1,120,206  1,638,593    1,882,074   2,656,143
Accumulation units
   redeemed and
   transferred to
   other funding options      (380,226)  (368,215)    (758,750)  (639,973)  (1,384,548) (1,152,421)
                             ---------  ---------    ---------  ---------   ----------  ----------
Accumulation units
   end of year               6,348,673  4,297,206    4,033,992  3,672,536    7,594,754   7,097,228
                             =========  =========    =========  =========   ==========  ==========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                             PIONEER EQUITY
                             OPPORTUNITY VCT     PIONEER FUND VCT     PIONEER GLOBAL HIGH YIELD VCT
                               SUBACCOUNT           SUBACCOUNT                 SUBACCOUNT
                               (CLASS II)           (CLASS II)                 (CLASS II)
                           ------------------  ---------------------  -----------------------------
                           2007 (c)    2006       2007       2006          2007            2006
                           --------  --------  ----------  ---------    ----------      ---------
Accumulation units
   beginning of year        157,920    29,930   6,574,991  5,875,325     3,094,636        670,475
Accumulation units issued
   and transferred from
   other funding options    643,206   145,078   4,960,574  1,441,436     2,052,285      2,877,657
Accumulation units
   redeemed and
   transferred to
   other funding options   (801,126)  (17,088)   (915,105)  (741,770)     (616,505)      (453,496)
                           --------   -------  ----------  ---------     ---------      ---------
Accumulation units
   end of year                   --   157,920  10,620,460  6,574,991     4,530,416      3,094,636
                           ========   =======  ==========  =========     =========      =========

                                PIONEER IBBOTSON                                PIONEER INTERNATIONAL
                             MODERATE ALLOCATION VCT  PIONEER INDEPENDENCE VCT        VALUE VCT
                                   SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                   (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ------------------------  ---------------------
                                2007          2006       2007         2006         2007        2006
                             ----------   ----------   ----------   ---------   ---------   ---------
Accumulation units
   beginning of year         33,497,696    4,662,565   1,389,954    1,184,218   2,234,002     873,269
Accumulation units issued
   and transferred from
   other funding options     19,312,093   29,480,619     497,153      343,955   1,190,952   1,498,574
Accumulation units
   redeemed and
   transferred to
   other funding options     (4,477,681)    (645,488)   (183,413)    (138,219)   (729,634)   (137,841)
                             ----------   ----------   ---------    ---------   ---------   ---------
Accumulation units
   end of year               48,332,108   33,497,696   1,703,694    1,389,954   2,695,320   2,234,002
                             ==========   ==========   =========    =========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                       PIONEER IBBOTSON          PIONEER IBBOTSON
                           PIONEER HIGH YIELD VCT  AGGRESSIVE ALLOCATION VCT   GROWTH ALLOCATION VCT
                                 SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                 (CLASS II)               (CLASS II)                (CLASS II)
                           ----------------------  -------------------------  ----------------------
                              2007         2006         2007        2006         2007         2006
                           ----------  ----------  ------------  -----------  ----------  ----------
Accumulation units
   beginning of year       11,739,167   8,125,948    3,636,672    1,079,371   55,528,247   4,438,944
Accumulation units issued
   and transferred from
   other funding options    5,048,767   6,964,538      912,353    2,604,253   41,954,885  52,273,408
Accumulation units
   redeemed and
   transferred to
   other funding options   (6,430,691) (3,351,319)    (145,293)     (46,952)  (5,796,944) (1,184,105)
                           ----------  ----------    ---------    ---------   ----------  ----------
Accumulation units
   end of year             10,357,243  11,739,167    4,403,732    3,636,672   91,686,188  55,528,247
                           ==========  ==========    =========    =========   ==========  ==========

                                                         PIONEER OAK RIDGE     PIONEER REAL ESTATE
                           PIONEER MID CAP VALUE VCT   LARGE CAP GROWTH VCT         SHARES VCT
                                  SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                  (CLASS II)                (CLASS II)              (CLASS II)
                           -------------------------  ----------------------  ----------------------
                               2007          2006         2007       2006        2007        2006
                            -----------  -----------  ----------  ----------  ----------  ----------
Accumulation units
   beginning of year         5,977,757    5,101,198    4,895,868   3,981,959   4,536,822   3,539,719
Accumulation units issued
   and transferred from
   other funding options     1,577,586    1,997,504    1,142,360   1,981,145   1,111,440   1,711,288
Accumulation units
   redeemed and
   transferred to
   other funding options    (1,192,980)  (1,120,945)  (1,154,178) (1,067,236) (1,600,366)   (714,185)
                            ----------   ----------   ----------  ----------  ----------   ---------
Accumulation units
   end of year               6,362,363    5,977,757    4,884,050   4,895,868   4,047,896   4,536,822
                            ==========   ==========   ==========  ==========  ==========   =========

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                           PIONEER SMALL AND MID CAP
                                   GROWTH VCT         PIONEER SMALL CAP VALUE VCT  PIONEER STRATEGIC INCOME VCT
                                   SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                   (CLASS II)                  (CLASS II)                   (CLASS II)
                           -------------------------  ---------------------------  ----------------------------
                              2007 (c)      2006            2007       2006              2007       2006
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   beginning of year          1,958,429  1,574,787       4,227,642  2,736,236         15,976,603  13,239,389
Accumulation units issued
   and transferred from
   other funding options        575,778    467,306         708,121  2,141,083          4,568,930   4,938,561
Accumulation units
   redeemed and
   transferred to
   other funding options     (2,534,207)   (83,664)       (769,442)  (649,677)        (2,745,238) (2,201,347)
                             ----------  ---------       ---------  ---------         ----------  ----------
Accumulation units
   end of year                       --  1,958,429       4,166,321  4,227,642         17,800,295  15,976,603
                             ==========  =========       =========  =========         ==========  ==========

                           VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                 SUBACCOUNT                 SUBACCOUNT
                                 (CLASS II)                 (CLASS II)
                           -----------------------  -------------------------
                              2007        2006             2007     2006
                           ----------  ----------        -------  -------
Accumulation units
   beginning of year        9,180,155   9,419,284        130,233  128,454
Accumulation units issued
   and transferred from
   other funding options      711,896     829,323          3,027    4,219
Accumulation units
   redeemed and
   transferred to
   other funding options   (1,518,296) (1,068,452)        (5,098)  (2,440)
                           ----------  ----------        -------  -------
Accumulation units
   end of year              8,373,755   9,180,155        128,162  130,233
                           ==========  ==========        =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             PIONEER VALUE VCT    PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                 SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                 (CLASS II)                 (CLASS IB)                    (CLASS IB)
                           ---------------------  ------------------------------  -------------------------
                            2007 (c)      2006          2007 (a)    2006             2007 (a)     2006
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   beginning of year        4,145,657  3,810,379         355,928  377,849            7,588,935  7,438,554
Accumulation units issued
   and transferred from
   other funding options      427,838    790,341             936   26,406               75,921    968,543
Accumulation units
   redeemed and
   transferred to
   other funding options   (4,573,495)  (455,063)       (356,864) (48,327)          (7,664,856)  (818,162)
                           ----------  ---------        --------  -------           ----------  ---------
Accumulation units
   end of year                     --  4,145,657              --  355,928                   --  7,588,935
                           ==========  =========        ========  =======           ==========  =========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Thirteen for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Thirteen for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II) Pioneer
Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPI Total Return Subaccount (Class II)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Van Kampen LIT Enterprise Subaccount (Class II)

         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                                     AIM V.I. MID CAP  AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                        CORE EQUITY     GLOBAL GROWTH      GROWTH      GROWTH-INCOME
                                        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                       (SERIES II)        (CLASS 2)       (CLASS 2)      (CLASS 2)
                                     ----------------  --------------  --------------  -------------
ASSETS:
   Investments at fair value             $613,124       $2,622,225      $8,275,139      $8,294,288
                                         --------       ----------      ----------      ----------
         Total Assets                     613,124        2,622,225       8,275,139       8,294,288
                                         --------       ----------      ----------      ----------
LIABILITIES:
   Other payables
      Insurance charges                        85              368           1,170           1,169
      Administrative fees                       8               33             103             103
   Due to MetLife Insurance Company
      of Connecticut                           --               --              --              --
                                         --------       ----------      ----------      ----------
         Total Liabilities                     93              401           1,273           1,272
                                         --------       ----------      ----------      ----------
NET ASSETS                               $613,031       $2,621,824      $8,273,866      $8,293,016
                                         ========       ==========      ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                        DREYFUS VIF        DREYFUS VIF        FIDELITY VIP    FIDELITY VIP DYNAMIC
                                       APPRECIATION    DEVELOPING LEADERS      CONTRAFUND     CAPITAL APPRECIATION
                                        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                     (INITIAL SHARES)   (INITIAL SHARES)   (SERVICE CLASS 2)    (SERVICE CLASS 2)
                                     ----------------  ------------------  -----------------  --------------------
ASSETS:
   Investments at fair value             $217,270           $552,265           $2,615,804           $178,254
                                         --------           --------           ----------           --------
         Total Assets                     217,270            552,265            2,615,804            178,254
                                         --------           --------           ----------           --------
LIABILITIES:
   Other payables
      Insurance charges                        29                 76                  368                 27
      Administrative fees                       3                  7                   32                  2
   Due to MetLife Insurance Company
      of Connecticut                           --                 --                   --                 --
                                         --------           --------           ----------           --------
         Total Liabilities                     32                 83                  400                 29
                                         --------           --------           ----------           --------
NET ASSETS                               $217,238           $552,182           $2,615,404           $178,225
                                         ========           ========           ==========           ========

   The accompanying notes are an integral part of these financial statements.

                                                         FTVIPT FRANKLIN   FTVIPT FRANKLIN
                                        FIDELITY VIP    RISING DIVIDENDS    SMALL-MID CAP
                                          MID CAP          SECURITIES     GROWTH SECURITIES
                                         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                     (SERVICE CLASS 2)      (CLASS 2)          (CLASS 2)
                                     -----------------  ----------------  -----------------
ASSETS:
   Investments at fair value             $2,204,295        $2,514,421          $955,491
                                         ----------        ----------          --------
         Total Assets                     2,204,295         2,514,421           955,491
                                         ----------        ----------          --------
LIABILITIES:
   Other payables
      Insurance charges                         310               351               129
      Administrative fees                        27                31                12
   Due to MetLife Insurance Company
      of Connecticut                             --                --                --
                                         ----------        ----------          --------
         Total Liabilities                      337               382               141
                                         ----------        ----------          --------
NET ASSETS                               $2,203,958        $2,514,039          $955,350
                                         ==========        ==========          ========

                                      FTVIPT TEMPLETON
                                     DEVELOPING MARKETS   FTVIPT TEMPLETON       JANUS ASPEN
                                         SECURITIES      FOREIGN SECURITIES  GLOBAL LIFE SCIENCES
                                         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          (CLASS 2)           (CLASS 2)        (SERVICE SHARES)
                                     ------------------  ------------------  --------------------
ASSETS:
   Investments at fair value             $1,085,750          $2,081,698             $49,419
                                         ----------          ----------             -------
         Total Assets                     1,085,750           2,081,698              49,419
                                         ----------          ----------             -------
LIABILITIES:
   Other payables
      Insurance charges                         152                 283                   6
      Administrative fees                        13                  26                   1
   Due to MetLife Insurance Company
      of Connecticut                             --                  --                  --
                                         ----------          ----------             -------
         Total Liabilities                      165                 309                   7
                                         ----------          ----------             -------
NET ASSETS                               $1,085,585          $2,081,389             $49,412
                                         ==========          ==========             =======

   The accompanying notes are an integral part of these financial statements.


                                     JANUS ASPEN  JANUS ASPEN
                                        GLOBAL     WORLDWIDE     LMPVET      LMPVET
                                      TECHNOLOGY    GROWTH     AGGRESSIVE  AGGRESSIVE
                                      SUBACCOUNT  SUBACCOUNT     GROWTH      GROWTH
                                       (SERVICE    (SERVICE    SUBACCOUNT  SUBACCOUNT
                                       SHARES)      SHARES)     (CLASS I)  (CLASS II)
                                     -----------  -----------  ----------  ----------
ASSETS:
   Investments at fair value          $121,264       $22,788    $707,881   $1,274,439
                                      --------       -------    --------   ----------
         Total Assets                  121,264        22,788     707,881    1,274,439
                                      --------       -------    --------   ----------
LIABILITIES:
   Other payables
      Insurance charges                     17             3          96          181
      Administrative fees                    1             1           9           16
   Due to MetLife Insurance Company
      of Connecticut                        --            --          --           --
                                      --------       -------    --------   ----------
         Total Liabilities                  18             4         105          197
                                      --------       -------    --------   ----------
NET ASSETS                            $121,246       $22,784    $707,776   $1,274,242
                                      ========       =======    ========   ==========

   The accompanying notes are an integral part of these financial statements.

                                                     LMPVET      LMPVET                   LMPVET       LMPVET
                                        LMPVET       EQUITY    FUNDAMENTAL    LMPVET     LARGE CAP   SMALL CAP
                                     APPRECIATION    INDEX        VALUE      INVESTORS    GROWTH       GROWTH
                                      SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                       (CLASS I)   (CLASS II)   (CLASS I)    (CLASS I)   (CLASS I)   (CLASS I)
                                     ------------  ----------  -----------  ----------  ----------  ----------
ASSETS:
   Investments at fair value           $125,683    $1,937,037    $568,971   $409,729    $454,864    $1,181,484
         Total Assets                   125,683     1,937,037     568,971    409,729     454,864     1,181,484
LIABILITIES:
   Other payables
      Insurance charges                      15           274          75         55          60           177
      Administrative fees                     1            24           7          5           6            14
   Due to MetLife Insurance Company
      of Connecticut                         --            --          --         --          --            --
                                       --------    ----------    --------   --------    --------    ----------
         Total Liabilities                   16           298          82         60          66           191
                                       --------    ----------    --------   --------    --------    ----------
NET ASSETS                             $125,667    $1,936,739    $568,889   $409,669    $454,798    $1,181,293
                                       ========    ==========    ========   ========    ========    ==========

   The accompanying notes are an integral part of these financial statements.

                                                      LMPVET                           MIST BATTERYMARCH
                                   LMPVET       CAPITAL AND INCOME  LMPVIT ADJUSTABLE    MID-CAP STOCK
                              SOCIAL AWARENESS      SUBACCOUNT         RATE INCOME         SUBACCOUNT
                                 SUBACCOUNT          (CLASS II)         SUBACCOUNT         (CLASS A)
                              ----------------  ------------------  -----------------  -----------------
ASSETS:
   Investments at fair value      $196,081           $714,346            $141,322           $464,992
                                  --------           --------            --------           --------
         Total Assets              196,081            714,346             141,322            464,992
                                  --------           --------            --------           --------
LIABILITIES:
   Other payables
      Insurance charges                 29                100                  20                 60
      Administrative fees                3                  9                   2                  5
   Due to MetLife Insurance
      Company of Connecticut            --                578                  --                 --
                                  --------           --------            --------           --------
         Total Liabilities              32                687                  22                 65
                                  --------           --------            --------           --------
NET ASSETS                        $196,049           $713,659            $141,300           $464,927
                                  ========           ========            ========           ========

   The accompanying notes are an integral part of these financial statements.

                                                                                MIST HARRIS
                              MIST BLACKROCK  MIST BLACKROCK    MIST DREMAN       OAKMARK        MIST      MIST LAZARD
                                HIGH YIELD    LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL  JANUS FORTY    MID-CAP
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                 (CLASS A)       (CLASS E)       (CLASS A)       (CLASS A)     (CLASS A)     (CLASS B)
                              --------------  --------------  ---------------  -------------  -----------  -----------
ASSETS:
   Investments at fair value     $954,330        $560,473         $87,896         $528,804      $424,266      $5,722
                                 --------        --------         -------         --------      --------      ------
         Total Assets             954,330         560,473          87,896          528,804       424,266       5,722
                                 --------        --------         -------         --------      --------      ------
LIABILITIES:
   Other payables
      Insurance charges               126              82              13               75            59           1
      Administrative fees              12               7               1                6             5          --
   Due to MetLife Insurance
      Company of Connecticut           --              --              --               --            --          --
                                 --------        --------         -------         --------      --------      ------
         Total Liabilities            138              89              14               81            64           1
                                 --------        --------         -------         --------      --------      ------
NET ASSETS                       $954,192        $560,384         $87,882         $528,723      $424,202      $5,721
                                 ========        ========         =======         ========      ========      ======

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON                     MIST LORD ABBETT
                                     PARTNERS MANAGED  MIST LORD ABBETT     GROWTH AND     MIST LORD ABBETT
                                          ASSETS        BOND DEBENTURE        INCOME         MID-CAP VALUE
                                        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                        (CLASS A)          (CLASS A)         (CLASS B)         (CLASS B)
                                     ----------------  ----------------  ----------------  ----------------
ASSETS:
   Investments at fair value             $467,370          $399,725         $3,314,784        $1,499,828
                                         --------          --------         ----------        ----------
         Total Assets                     467,370           399,725          3,314,784         1,499,828
                                         --------          --------         ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                        64                57                411               216
      Administrative fees                       6                 5                 41                19
   Due to MetLife Insurance Company
      of Connecticut                           --                --                 --                --
                                         --------          --------         ----------        ----------
         Total Liabilities                     70                62                452               235
                                         --------          --------         ----------        ----------
NET ASSETS                               $467,300          $399,663         $3,314,332        $1,499,593
                                         ========          ========         ==========        ==========

   The accompanying notes are an integral part of these financial statements.


                                         MIST MET/AIM          MIST MET/AIM        MIST MET/AIM
                                     CAPITAL APPRECIATION  CAPITAL APPRECIATION  SMALL CAP GROWTH
                                          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          (CLASS A)             (CLASS E)           (CLASS A)
                                     --------------------  --------------------  ----------------
ASSETS:
   Investments at fair value                $67,159              $601,981            $42,472
                                            -------              --------            -------
         Total Assets                        67,159               601,981             42,472
                                            -------              --------            -------
LIABILITIES:
   Other payables
      Insurance charges                           9                    87                  6
      Administrative fees                         1                     7                 --
   Due to MetLife Insurance Company
      of Connecticut                             --                    --                 --
                                            -------              --------            -------
         Total Liabilities                       10                    94                  6
                                            -------              --------            -------
NET ASSETS                                  $67,149              $601,887            $42,466
                                            =======              ========            =======

                                                                    MIST NEUBERGER
                                     MIST MFS RESEARCH    MIST          BERMAN
                                       INTERNATIONAL    MFS VALUE    REAL ESTATE
                                        SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                        (CLASS B)       (CLASS A)      (CLASS A)
                                     -----------------  ----------  --------------
ASSETS:
   Investments at fair value              $217,940       $356,161     $1,858,032
                                          --------       --------     ----------
         Total Assets                      217,940        356,161      1,858,032
                                          --------       --------     ----------
LIABILITIES:
   Other payables
      Insurance charges                         31             51            271
      Administrative fees                        3              4             22
   Due to MetLife Insurance Company
      of Connecticut                            --             --             --
                                          --------       --------     ----------
         Total Liabilities                      34             55            293
                                          --------       --------     ----------
NET ASSETS                                $217,906       $356,106     $1,857,739
                                          ========       ========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                                MIST PIMCO
                                       MIST OPPENHEIMER    INFLATION PROTECTED      MIST        MIST PIONEER
                                     CAPITAL APPRECIATION          BOND         PIONEER FUND  STRATEGIC INCOME
                                          SUBACCOUNT            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                           (CLASS B)            (CLASS A)         (CLASS A)       (CLASS A)
                                     --------------------  -------------------  ------------  ----------------
ASSETS:
   Investments at fair value               $997,401             $1,264,730         $63,115        $692,938
                                           --------             ----------         -------        --------
         Total Assets                       997,401              1,264,730          63,115         692,938
                                           --------             ----------         -------        --------
LIABILITIES:
   Other payables
      Insurance charges                         128                    174               9              90
      Administrative fees                        12                     15               1               9
   Due to MetLife Insurance Company
      of Connecticut                             --                     --              --              --
                                           --------             ----------         -------        --------
         Total Liabilities                      140                    189              10              99
                                           --------             ----------         -------        --------
NET ASSETS                                 $997,261             $1,264,541         $63,105        $692,839
                                           ========             ==========         =======        ========

   The accompanying notes are an integral part of these financial statements.

                                     MIST THIRD AVENUE    MSF BLACKROCK    MSF BLACKROCK
                                      SMALL CAP VALUE   AGGRESSIVE GROWTH   BOND INCOME
                                         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                         (CLASS B)          (CLASS D)        (CLASS A)
                                     -----------------  -----------------  -------------
ASSETS:
   Investments at fair value             $1,847,699          $282,995        $1,119,886
                                         ----------          --------        ----------
         Total Assets                     1,847,699           282,995         1,119,886
                                         ----------          --------        ----------
LIABILITIES:
   Other payables
      Insurance charges                         258                39               148
      Administrative fees                        23                 4                13
   Due to MetLife Insurance Company
      of Connecticut                             --                --                --
                                         ----------          --------        ----------
         Total Liabilities                      281                43               161
                                         ----------          --------        ----------
NET ASSETS                               $1,847,418          $282,952        $1,119,725
                                         ==========          ========        ==========

                                     MSF BLACKROCK                    MSF FI VALUE
                                      MONEY MARKET  MSF FI LARGE CAP     LEADERS
                                       SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                       (CLASS A)       (CLASS A)        (CLASS D)
                                     -------------  ----------------  -------------
ASSETS:
   Investments at fair value           $8,146,893       $570,169        $1,138,281
                                       ----------       --------        ----------
         Total Assets                   8,146,893        570,169         1,138,281
                                       ----------       --------        ----------
LIABILITIES:
   Other payables
      Insurance charges                     1,182             81               154
      Administrative fees                     100              7                14
   Due to MetLife Insurance Company
      of Connecticut                           --             --                --
                                       ----------       --------        ----------
         Total Liabilities                  1,282             88               168
                                       ----------       --------        ----------
NET ASSETS                             $8,145,611       $570,081        $1,138,113
                                       ==========       ========        ==========

   The accompanying notes are an integral part of these financial statements.


                                        MSF                        MSF     MSF METLIFE
                                      METLIFE     MSF METLIFE     METLIFE   MODERATE TO
                                     AGGRESSIVE  CONSERVATIVE   MODERATE    AGGRESSIVE
                                     ALLOCATION   ALLOCATION   ALLOCATION   ALLOCATION
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                      (CLASS B)    (CLASS B)    (CLASS B)    (CLASS B)
                                     ----------   ----------   ----------   ----------
ASSETS:
   Investments at fair value           $31,387     $114,837     $257,387     $19,549
                                       -------     --------     --------     -------
         Total Assets                   31,387      114,837      257,387      19,549
                                       -------     --------     --------     -------
LIABILITIES:
   Other payables
      Insurance charges                      3           12           33           3
      Administrative fees                    1            2            3          --
   Due to MetLife Insurance Company
      of Connecticut                        --           --           --          --
                                       -------     --------     --------     -------
         Total Liabilities                   4           14           36           3
                                       -------     --------     --------     -------
NET ASSETS                             $31,383     $114,823     $257,351     $19,546
                                       =======     ========     ========     =======

   The accompanying notes are an integral part of these financial statements.



                                                                 MSF         MSF T.         MSF
                                       MSF MFS     MSF MFS   OPPENHEIMER  ROWE PRICE   WESTERN ASSET      PIMCO VIT
                                        TOTAL       TOTAL      GLOBAL      LARGE CAP     MANAGEMENT      TOTAL RETURN
                                       RETURN      RETURN      EQUITY       GROWTH    U.S. GOVERNMENT     SUBACCOUNT
                                     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    (ADMINISTRATIVE
                                      (CLASS B)   (CLASS F)   (CLASS B)    (CLASS B)     (CLASS A)          CLASS)
                                     ----------  ----------  ----------   ----------  ---------------  ---------------
ASSETS:
   Investments at fair value           $8,804    $2,741,216  $4,124,262     $58,460       $157,267        $2,437,548
                                       ------    ----------  ----------     -------       --------        ----------
         Total Assets                   8,804     2,741,216   4,124,262      58,460        157,267         2,437,548
                                       ------    ----------  ----------     -------       --------        ----------
LIABILITIES:
   Other payables
      Insurance charges                     1           384         576           7             18               336
      Administrative fees                  --            34          51           1              2                30
   Due to MetLife Insurance Company
      of Connecticut                       --            --          --          --             --                --
                                       ------    ----------  ----------     -------       --------        ----------
         Total Liabilities                  1           418         627           8             20               366
                                       ------    ----------  ----------     -------       --------        ----------
NET ASSETS                             $8,803    $2,740,798  $4,123,635     $58,452       $157,247        $2,437,182
                                       ======    ==========  ==========     =======       ========        ==========

   The accompanying notes are an integral part of these financial statements.


                                                       PIONEER CULLEN  PIONEER EMERGING  PIONEER EQUITY
                                     PIONEER BOND VCT     VALUE VCT       MARKETS VCT       INCOME VCT
                                        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                        (CLASS II)       (CLASS II)       (CLASS II)        (CLASS II)
                                     ----------------  --------------  ----------------  --------------
ASSETS:
   Investments at fair value            $1,079,942       $1,268,510       $1,566,087       $1,928,407
                                        ----------       ----------       ----------       ----------
         Total Assets                    1,079,942        1,268,510        1,566,087        1,928,407
                                        ----------       ----------       ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                        150              175              220              272
      Administrative fees                       13               16               19               24
   Due to MetLife Insurance Company
      of Connecticut                            --               --               --               --
                                        ----------       ----------       ----------       ----------
         Total Liabilities                     163              191              239              296
                                        ----------       ----------       ----------       ----------
NET ASSETS                              $1,079,779       $1,268,319       $1,565,848       $1,928,111
                                        ==========       ==========       ==========       ==========

   The accompanying notes are an integral part of these financial statements.


                                                       PIONEER GLOBAL HIGH   PIONEER HIGH
                                     PIONEER FUND VCT       YIELD VCT         YIELD VCT
                                        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                        (CLASS II)          (CLASS II)        (CLASS II)
                                     ----------------  -------------------  -------------
ASSETS:
   Investments at fair value           $2,409,815            $607,003       $1,637,566
                                       ----------            --------       ----------
         Total Assets                   2,409,815             607,003        1,637,566
                                       ----------            --------       ----------
LIABILITIES:
   Other payables
      Insurance charges                       336                  77              232
      Administrative fees                      30                   7               20
   Due to MetLife Insurance Company
      of Connecticut                           --                  --               --
                                       ----------            --------       ----------
         Total Liabilities                    366                  84              252
                                       ----------            --------       ----------
NET ASSETS                             $2,409,449            $606,919       $1,637,314
                                       ==========            ========       ==========

                                     PIONEER IBBOTSON  PIONEER IBBOTSON  PIONEER IBBOTSON
                                        AGGRESSIVE         GROWTH            MODERATE
                                     ALLOCATION VCT     ALLOCATION VCT    ALLOCATION VCT
                                        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                        (CLASS II)        (CLASS II)        (CLASS II)
                                     ----------------  ----------------  ----------------
ASSETS:
   Investments at fair value           $246,349           $7,141,027        $5,653,497
                                       --------           ----------        ----------
         Total Assets                   246,349            7,141,027         5,653,497
                                       --------           ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                      39                1,106               826
      Administrative fees                     3                   88                70
   Due to MetLife Insurance Company
      of Connecticut                         --                   --                --
                                       --------           ----------        ----------
         Total Liabilities                   42                1,194               896
                                       --------           ----------        ----------
NET ASSETS                             $246,307           $7,139,833        $5,652,601
                                       ========           ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                                    PIONEER OAK RIDGE
                                      PIONEER INDEPENDENCE  PIONEER INTERNATIONAL  PIONEER MID CAP      LARGE CAP
                                              VCT                  VALUE VCT          VALUE VCT        GROWTH VCT
                                           SUBACCOUNT             SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                           (CLASS II)             (CLASS II)          (CLASS II)       (CLASS II)
                                      --------------------  ---------------------  ---------------  -----------------
ASSETS:
   Investments at fair value                $446,713              $1,028,382          $1,636,657        $1,104,119
                                            --------              ----------          ----------        ----------
         Total Assets                        446,713               1,028,382           1,636,657         1,104,119
                                            --------              ----------          ----------        ----------
LIABILITIES:
   Other payables
      Insurance charges                           62                     149                 217               144
      Administrative fees                          6                      13                  20                14
   Due to MetLife Insurance Company
      of Connecticut                              --                      --                  --                --
                                            --------              ----------          ----------        ----------
         Total Liabilities                        68                     162                 237               158
                                            --------              ----------          ----------        ----------
NET ASSETS                                  $446,645              $1,028,220          $1,636,420        $1,103,961
                                            ========              ==========          ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                      PIONEER REAL ESTATE  PIONEER SMALL CAP  PIONEER STRATEGIC  VAN KAMPEN LIT
                                           SHARES VCT           VALUE VCT         INCOME VCT        COMSTOCK
                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                           (CLASS II)          (CLASS II)         (CLASS II)       (CLASS II)
                                      -------------------  -----------------  -----------------  --------------
ASSETS:
   Investments at fair value               $1,168,796           $672,318          $2,253,202       $1,091,782
                                           ----------           --------          ----------       ----------
         Total Assets                       1,168,796            672,318           2,253,202        1,091,782
                                           ----------           --------          ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                           165                 97                 315              149
      Administrative fees                          15                  8                  28               14
   Due to MetLife Insurance Company
      of Connecticut                               --                 --                  --               --
                                           ----------           --------          ----------       ----------
         Total Liabilities                        180                105                 343              163
                                           ----------           --------          ----------       ----------
NET ASSETS                                 $1,168,616           $672,213          $2,252,859       $1,091,619
                                           ==========           ========          ==========       ==========

   The accompanying notes are an integral part of these financial statements.

         METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                             AIM V.I. MID CAP   AIM V.I. CAPITAL  AMERICAN FUNDS  AMERICAN FUNDS
                                               CORE EQUITY        APPRECIATION     GLOBAL GROWTH      GROWTH
                                                SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                               (SERIES II)      (SERIES II) (a)       (CLASS 2)       (CLASS 2)
                                             ----------------  -----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $    308          $     --          $ 74,398       $   70,621
                                                 --------          --------          --------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                   10,733             2,959            51,489          176,100
      Administrative charges                          960               255             4,481           15,317
                                                 --------          --------          --------       ----------
         Total expenses                            11,693             3,214            55,970          191,417
                                                 --------          --------          --------       ----------
            Net investment income (loss)          (11,385)           (3,214)           18,428         (120,796)
                                                 --------          --------          --------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   9,241                --           126,512          724,229
      Realized gains (losses) on sale of
         investments                                5,656           128,093           317,414          865,148
                                                 --------          --------          --------       ----------
            Net realized gains (losses)            14,897           128,093           443,926        1,589,377
                                                 --------          --------          --------       ----------
      Change in unrealized gains (losses)
         on investments                            40,732           (90,177)          (99,483)        (410,936)
                                                 --------          --------          --------       ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 44,244          $ 34,702          $362,871       $1,057,645
                                                 ========          ========          ========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS    DREYFUS VIF        DREYFUS VIF
                                              GROWTH-INCOME    APPRECIATION    DEVELOPING LEADERS
                                               SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                (CLASS 2)    (INITIAL SHARES)   (INITIAL SHARES)
                                             --------------  ----------------  ------------------
INVESTMENT INCOME:
      Dividends                                $   140,463        $ 3,287           $   4,315
                                               -----------        -------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                   184,691          3,545               9,956
      Administrative charges                        16,045            323                 891
                                               -----------        -------           ---------
         Total expenses                            200,736          3,868              10,847
                                               -----------        -------           ---------
            Net investment income (loss)           (60,273)          (581)             (6,532)
                                               -----------        -------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  361,328             --              75,435
      Realized gains (losses) on sale of
         investments                               698,728          3,744                (599)
                                               -----------        -------           ---------
            Net realized gains (losses)          1,060,056          3,744              74,836
                                               -----------        -------           ---------
      Change in unrealized gains (losses)
         on investments                           (595,197)         7,775            (146,785)
                                               -----------        -------           ---------
      Net increase (decrease) in net assets
         resulting from operations             $   404,586        $10,938           $ (78,481)
                                               ===========        =======           =========

                                               FIDELITY VIP     FIDELITY VIP DYNAMIC     FIDELITY VIP
                                                CONTRAFUND      CAPITAL APPRECIATION       MID CAP
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             (SERVICE CLASS 2)    (SERVICE CLASS 2)   (SERVICE CLASS 2)
                                             -----------------  --------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  18,907            $    214             $ 11,715
                                                 ---------            --------             --------
EXPENSES:
      Mortality and expense risk
         charges                                    44,391               3,427               41,407
      Administrative charges                         3,899                 282                3,651
                                                 ---------            --------             --------
         Total expenses                             48,290               3,709               45,058
                                                 ---------            --------             --------
            Net investment income (loss)           (29,383)             (3,495)             (33,343)
                                                 ---------            --------             --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  646,580              20,406              229,871
      Realized gains (losses) on sale of
         investments                                69,455               6,764               87,565
                                                 ---------            --------             --------
            Net realized gains (losses)            716,035              27,170              317,436
                                                 ---------            --------             --------
      Change in unrealized gains (losses)
         on investments                           (320,036)            (15,177)              21,641
                                                 ---------            --------             --------
      Net increase (decrease) in net assets
         resulting from operations               $ 366,616            $  8,498             $305,734
                                                 =========            ========             ========

   The accompanying notes are an integral part of these financial statements.

                                             FTVIPT FRANKLIN    FTVIPT FRANKLIN    FTVIPT TEMPLETON
                                             RISING DIVIDENDS    SMALL-MID CAP    DEVELOPING MARKETS   FTVIPT TEMPLETON
                                                SECURITIES     GROWTH SECURITIES      SECURITIES      FOREIGN SECURITIES
                                                SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                (CLASS 2)          (CLASS 2)           (CLASS 2)          (CLASS 2)
                                             ----------------  -----------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $  65,028          $     --           $ 22,604            $ 40,722
                                                 ---------          --------           --------            --------
EXPENSES:
      Mortality and expense risk
         charges                                    45,581            14,259             17,155              33,252
      Administrative charges                         4,055             1,315              1,502               3,031
                                                 ---------          --------           --------            --------
         Total expenses                             49,636            15,574             18,657              36,283
                                                 ---------          --------           --------            --------
            Net investment income (loss)            15,392           (15,574)             3,947               4,439
                                                 ---------          --------           --------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   39,885            61,917             77,669              92,883
      Realized gains (losses) on sale of
         investments                                58,266            25,902             55,665              69,431
                                                 ---------          --------           --------            --------
            Net realized gains (losses)             98,151            87,819            133,334             162,314
                                                 ---------          --------           --------            --------
      Change in unrealized gains (losses)
         on investments                           (229,590)            2,215            103,525              89,495
                                                 ---------          --------           --------            --------
      Net increase (decrease) in net assets
         resulting from operations               $(116,047)         $ 74,460           $240,806            $256,248
                                                 =========          ========           ========            ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                       JANUS ASPEN
                                             JANUS ASPEN GLOBAL  JANUS ASPEN GLOBAL     WORLDWIDE
                                                LIFE SCIENCES        TECHNOLOGY           GROWTH
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                              (SERVICE SHARES)    (SERVICE SHARES)   (SERVICE SHARES)
                                             ------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $   --              $   385            $  131
                                                   ------              -------            ------
EXPENSES:
      Mortality and expense risk
         charges                                      703                1,889               396
      Administrative charges                           68                  171                35
                                                   ------              -------            ------
         Total expenses                               771                2,060               431
                                                   ------              -------            ------
            Net investment income (loss)             (771)              (1,675)             (300)
                                                   ------              -------            ------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                   --                --
      Realized gains (losses) on sale of
         investments                                  249                2,197               491
                                                   ------              -------            ------
            Net realized gains (losses)               249                2,197               491
                                                   ------              -------            ------
      Change in unrealized gains (losses)
         on investments                             8,645               19,781             1,430
                                                   ------              -------            ------
      Net increase (decrease) in net assets
         resulting from operations                 $8,123              $20,303            $1,621
                                                   ======              =======            ======

                                             LMPVET AGGRESSIVE  LMPVET AGGRESSIVE     LMPVET
                                                  GROWTH              GROWTH       APPRECIATION
                                                SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                               (CLASS I) (b)       (CLASS II)(b)   (CLASS I)(b)
                                             -----------------  -----------------  ------------
INVESTMENT INCOME:
      Dividends                                   $     --           $     --         $ 1,334
                                                  --------           --------         -------
EXPENSES:
      Mortality and expense risk
         charges                                     8,209             15,429           1,212
      Administrative charges                           748              1,348             129
                                                  --------           --------         -------
         Total expenses                              8,957             16,777           1,341
                                                  --------           --------         -------
      Net investment income (loss)                  (8,957)           (16,777)             (7)
                                                  --------           --------         -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    4,082              7,346          10,300
      Realized gains (losses) on sale of
         investments                                  (631)            (2,427)             37
                                                  --------           --------         -------
            Net realized gains (losses)              3,451              4,919          10,337
                                                  --------           --------         -------
      Change in unrealized gains (losses)
         on investments                            (28,933)           (52,426)         (6,817)
                                                  --------           --------         -------
      Net increase (decrease) in net assets
         resulting from operations                $(34,439)          $(64,284)        $ 3,513
                                                  ========           ========         =======

   The accompanying notes are an integral part of these financial statements.

                                                LMPVET           LMPVET         LMPVET         LMPVET
                                             EQUITY INDEX  FUNDAMENTAL VALUE   INVESTORS  LARGE CAP GROWTH
                                              SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                              (CLASS II)      (CLASS I) (b)    (CLASS I)    (CLASS I) (b)
                                             ------------  -----------------  ----------  ----------------
INVESTMENT INCOME:
      Dividends                                $ 33,336        $  7,128        $  5,224        $   192
                                               --------        --------        --------        -------
EXPENSES:
      Mortality and expense risk
         charges                                 37,165           6,686           7,226          5,054
      Administrative charges                      3,239             621             661            475
                                               --------        --------        --------        -------
         Total expenses                          40,404           7,307           7,887          5,529
                                               --------        --------        --------        -------
            Net investment income (loss)         (7,068)           (179)         (2,663)        (5,337)
                                               --------        --------        --------        -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                96,458          27,871          11,160             --
      Realized gains (losses) on sale of
         investments                             70,809          (2,868)         16,639            394
                                               --------        --------        --------        -------
            Net realized gains (losses)         167,267          25,003          27,799            394
                                               --------        --------        --------        -------
      Change in unrealized gains (losses)
         on investments                         (92,208)        (58,824)        (14,449)         2,092
                                               --------        --------        --------        -------
      Net increase (decrease) in net assets
         resulting from operations             $ 67,991        $(34,000)       $ 10,687        $(2,851)
                                               ========        ========        ========        =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVET            LMPVET           LMPVPI
                                             SMALL CAP GROWTH  SOCIAL AWARENESS      ALL CAP
                                                SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                 (CLASS I)                       (CLASS I) (a)
                                             ----------------  ----------------  -------------
INVESTMENT INCOME:
      Dividends                                  $     --          $  2,604         $  1,449
                                                 --------          --------         --------
EXPENSES:
      Mortality and expense risk
         charges                                   21,806             3,294            2,606
      Administrative charges                        1,808               272              236
                                                 --------          --------         --------
         Total expenses                            23,614             3,566            2,842
                                                 --------          --------         --------
            Net investment income (loss)          (23,614)             (962)          (1,393)
                                                 --------          --------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  82,556            30,204           25,117
      Realized gains (losses) on sale of
         investments                               20,163               384           68,473
                                                 --------          --------         --------
            Net realized gains (losses)           102,719            30,588           93,590
                                                 --------          --------         --------
      Change in unrealized gains (losses)
         on investments                            12,920           (14,246)         (68,589)
                                                 --------          --------         --------
      Net increase (decrease) in net assets
         resulting from operations               $ 92,025          $ 15,380         $ 23,608
                                                 ========          ========         ========

                                                 LMPVPI            LMPVPII           LMPVPI
                                                 ALL CAP     GROWTH AND INCOME  LARGE CAP GROWTH
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             (CLASS II) (a)     (CLASS I) (a)    (CLASS I) (a)
                                             --------------  -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $     51          $     70          $     --
                                                --------          --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                     660               537             2,385
      Administrative charges                          66                57               227
                                                --------          --------          --------
         Total expenses                              726               594             2,612
                                                --------          --------          --------
            Net investment income (loss)            (675)             (524)           (2,612)
                                                --------          --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  6,991             5,054                --
      Realized gains (losses) on sale of
         investments                              11,363            17,883            87,655
                                                --------          --------          --------
            Net realized gains (losses)           18,354            22,937            87,655
                                                --------          --------          --------
      Change in unrealized gains (losses)
         on investments                          (11,185)          (17,084)          (67,071)
                                                --------          --------          --------
      Net increase (decrease) in net assets
         resulting from operations              $  6,494          $  5,329          $ 17,972
                                                ========          ========          ========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVPII AGGRESSIVE  LMPVPII AGGRESSIVE        LMPVET
                                                   GROWTH              GROWTH        CAPITAL AND INCOME  LMPVIT ADJUSTABLE
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         RATE INCOME
                                                (CLASS I) (a)      (CLASS II) (a)      (CLASS II) (b)       SUBACCOUNT
                                             ------------------  ------------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --            $      --           $   8,567           $ 6,822
                                                 ---------            ---------           ---------           -------
EXPENSES:
      Mortality and expense risk
         charges                                     4,176                7,104               9,360             2,735
      Administrative charges                           382                  622                 820               230
                                                 ---------            ---------           ---------           -------
         Total expenses                              4,558                7,726              10,180             2,965
                                                 ---------            ---------           ---------           -------
            Net investment income (loss)            (4,558)              (7,726)             (1,613)            3,857
                                                 ---------            ---------           ---------           -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    2,011                3,429             114,319              --
      Realized gains (losses) on sale of
         investments                               168,713              312,834                 942               (25)
                                                 ---------            ---------           ---------           -------
            Net realized gains (losses)            170,724              316,263             115,261               (25)
                                                 ---------            ---------           ---------           -------
      Change in unrealized gains (losses)
         on investments                           (138,548)            (262,843)           (114,882)           (4,523)
                                                 ---------            ---------           ---------           -------
      Net increase (decrease) in net assets
         resulting from operations               $  27,618            $  45,694           $  (1,234)          $  (691)
                                                 =========            =========           =========           =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVPI         LORD ABBETT      LORD ABBETT
                                              TOTAL RETURN   GROWTH AND INCOME  MID-CAP VALUE
                                               SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS II) (a)   (CLASS VC) (a)    (CLASS VC) (a)
                                             --------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                 $  4,518         $      --        $      --
                                                --------         ---------        ---------
EXPENSES:
      Mortality and expense risk
         charges                                   4,271            10,484            9,251
      Administrative charges                         374               892              797
                                                --------         ---------        ---------
         Total expenses                            4,645            11,376           10,048
                                                --------         ---------        ---------
            Net investment income (loss)            (127)          (11,376)         (10,048)
                                                --------         ---------        ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  5,113              --               --
      Realized gains (losses) on sale of
         investments                              87,255           283,474          309,550
                                                --------         ---------        ---------
            Net realized gains (losses)           92,368           283,474          309,550
                                                --------         ---------        ---------
      Change in unrealized gains (losses)
         on investments                          (70,347)         (201,716)        (139,155)
                                                --------         ---------        ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 21,894         $  70,382        $ 160,347
                                                ========         =========        =========

                                             MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                               MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE
                                                SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                 (CLASS A)         (CLASS A)     (CLASS E) (b)
                                             -----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                    $  1,555        $  50,655        $    --
                                                   --------        ---------        -------
EXPENSES:
      Mortality and expense risk
         charges                                      7,768           13,459          6,937
      Administrative charges                            737            1,236            592
                                                   --------        ---------        -------
         Total expenses                               8,505           14,695          7,529
                                                   --------        ---------        -------
            Net investment income (loss)             (6,950)          35,960         (7,529)
                                                   --------        ---------        -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    62,009               --             --
      Realized gains (losses) on sale of
         investments                                 (4,486)           2,849          1,707
                                                   --------        ---------        -------
            Net realized gains (losses)              57,523            2,849          1,707
                                                   --------        ---------        -------
      Change in unrealized gains (losses)
         on investments                             (28,950)         (47,806)         5,566
                                                   --------        ---------        -------
      Net increase (decrease) in net assets
         resulting from operations                 $ 21,623        $  (8,997)       $  (256)
                                                   ========        =========        =======

   The accompanying notes are an integral part of these financial statements.

                                                                               MIST HARRIS
                                             MIST BLACKROCK    MIST DREMAN       OAKMARK         MIST
                                             LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL  JANUS FORTY
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)       (CLASS A)     (CLASS A)
                                             --------------  ---------------  -------------  -----------
INVESTMENT INCOME:
      Dividends                                 $  4,245         $    --         $  4,226      $    635
                                                --------         -------         --------      --------
EXPENSES:
      Mortality and expense risk
         charges                                   3,406           1,785            8,356         6,070
      Administrative charges                         291             147              732           541
                                                --------         -------         --------      --------
         Total expenses                            3,697           1,932            9,088         6,611
                                                --------         -------         --------      --------
            Net investment income (loss)             548          (1,932)          (4,862)       (5,976)
                                                --------         -------         --------      --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 36,980             565           36,265        61,039
      Realized gains (losses) on sale of
         investments                              30,443           2,595            2,636        (2,121)
                                                --------         -------         --------      --------
            Net realized gains (losses)           67,423           3,160           38,901        58,918
                                                --------         -------         --------      --------
      Change in unrealized gains (losses)
         on investments                          (39,728)         (2,441)         (55,110)       34,348
                                                --------         -------         --------      --------
      Net increase (decrease) in net assets
         resulting from operations              $ 28,243         $(1,213)        $(21,071)     $ 87,290
                                                ========         =======         ========      ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                          MIST LEGG MASON        MIST
                                             MIST LAZARD  PARTNERS MANAGED   LORD ABBETT
                                               MID-CAP         ASSETS       BOND DEBENTURE
                                             SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                              (CLASS B)      (CLASS A)         (CLASS A)
                                             -----------  ----------------  --------------
INVESTMENT INCOME:
      Dividends                                 $  --         $ 11,419          $22,123
                                                -----         --------          -------
EXPENSES:
      Mortality and expense risk
         charges                                   55            7,856            6,825
      Administrative charges                        7              708              593
                                                -----         --------          -------
         Total expenses                            62            8,564            7,418
                                                -----         --------          -------
            Net investment income (loss)          (62)           2,855           14,705
                                                -----         --------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  --           40,140              510
      Realized gains (losses) on sale of
         investments                               (2)              65            1,518
                                                -----         --------          -------
            Net realized gains (losses)            (2)          40,205            2,028
                                                -----         --------          -------
      Change in unrealized gains (losses)
         on investments                          (738)         (22,977)           1,583
                                                -----         --------          -------
      Net increase (decrease) in net assets
         resulting from operations              $(802)        $ 20,083          $18,316
                                                =====         ========          =======

                                                                    MIST
                                             MIST LORD ABBETT    LORD ABBETT       MIST MET/AIM
                                             GROWTH AND INCOME  MID-CAP VALUE  CAPITAL APPRECIATION
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                 (CLASS B)        (CLASS B)          (CLASS A)
                                             -----------------  -------------  --------------------
INVESTMENT INCOME:
      Dividends                                   $ 15,950        $      58           $    59
                                                  --------        ---------           -------
EXPENSES:
      Mortality and expense risk
         charges                                    45,974           19,338             1,051
      Administrative charges                         4,605            1,665                98
                                                  --------        ---------           -------
         Total expenses                             50,579           21,003             1,149
                                                  --------        ---------           -------
            Net investment income (loss)           (34,629)         (20,945)           (1,090)
                                                  --------        ---------           -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   81,960            1,223               162
      Realized gains (losses) on sale of
         investments                                21,759           (3,300)             (174)
                                                  --------        ---------           -------
            Net realized gains (losses)            103,719           (2,077)              (12)
                                                  --------        ---------           -------
      Change in unrealized gains (losses)
         on investments                            (66,011)        (149,855)            7,370
                                                  --------        ---------           -------
      Net increase (decrease) in net assets
         resulting from operations                $  3,079        $(172,877)          $ 6,268
                                                  ========        =========           =======

   The accompanying notes are an integral part of these financial statements.

                                                 MIST MET/AIM        MIST MET/AIM    MIST MFS RESEARCH
                                             CAPITAL APPRECIATION  SMALL CAP GROWTH    INTERNATIONAL    MIST MFS VALUE
                                                  SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                 (CLASS E) (b)        (CLASS A)        (CLASS B) (b)       (CLASS A)
                                             --------------------  ----------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                    $    --              $   --            $    --          $     2
                                                   -------              ------            -------          -------
EXPENSES:
      Mortality and expense risk
         charges                                     6,987                 638              1,402            5,860
      Administrative charges                           602                  57                127              504
                                                   -------              ------            -------          -------
         Total expenses                              7,589                 695              1,529            6,364
                                                   -------              ------            -------          -------
            Net investment income (loss)            (7,589)               (695)            (1,529)          (6,362)
                                                   -------              ------            -------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 469                 --            6,115
      Realized gains (losses) on sale of
         investments                                 3,232                  83                 71            2,544
                                                   -------              ------            -------          -------
            Net realized gains (losses)              3,232                 552                 71            8,659
                                                   -------              ------            -------          -------
      Change in unrealized gains (losses)
         on investments                             19,798               3,038              2,960           13,770
                                                   -------              ------            -------          -------
      Net increase (decrease) in net assets
         resulting from operations                 $15,441              $2,895            $ 1,502          $16,067
                                                   =======              ======            =======          =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                         MIST PIMCO
                                               MIST NEUBERGER      MIST OPPENHEIMER      INFLATION
                                             BERMAN REAL ESTATE  CAPITAL APPRECIATION  PROTECTED BOND
                                                 SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                  (CLASS A)            (CLASS B)       (CLASS A) (b)
                                             ------------------  --------------------  --------------
INVESTMENT INCOME:
      Dividends                                  $  23,559             $     --           $     --
                                                 ---------             --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                    39,125               15,630             13,998
      Administrative charges                         3,289                1,505              1,249
                                                 ---------             --------           --------
         Total expenses                             42,414               17,135             15,247
                                                 ---------             --------           --------
            Net investment income (loss)           (18,855)             (17,135)           (15,247)
                                                 ---------             --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  188,782               61,814                 --
      Realized gains (losses) on sale of
         investments                                18,284               12,166              1,524
                                                 ---------             --------           --------
            Net realized gains (losses)            207,066               73,980              1,524
                                                 ---------             --------           --------
      Change in unrealized gains (losses)
         on investments                           (561,827)              59,374             86,586
                                                 ---------             --------           --------
      Net increase (decrease) in net assets
         resulting from operations               $(373,616)            $116,219           $ 72,863
                                                 =========             ========           ========

                                                 MIST       MIST PIONEER    MIST PIONEER
                                             PIONEER FUND  MID-CAP VALUE  STRATEGIC INCOME
                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                               (CLASS A)   (CLASS A) (a)      (CLASS A)
                                             ------------  -------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $  531         $  25          $ 4,391
                                                ------         -----          -------
EXPENSES:
      Mortality and expense risk
         charges                                 1,112            25           10,281
      Administrative charges                        94             3              976
                                                ------         -----          -------
         Total expenses                          1,206            28           11,257
                                                ------         -----          -------
            Net investment income (loss)          (675)           (3)          (6,866)
                                                ------         -----          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --           901               --
      Realized gains (losses) on sale of
         investments                               635           (19)           1,577
                                                ------         -----          -------
            Net realized gains (losses)            635           882            1,577
                                                ------         -----          -------
      Change in unrealized gains (losses)
         on investments                          1,726          (262)          35,800
                                                ------         -----          -------
      Net increase (decrease) in net assets
         resulting from operations              $1,686         $ 617          $30,511
                                                ======         =====          =======

   The accompanying notes are an integral part of these financial statements.

                                             MIST THIRD AVENUE    MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK
                                              SMALL CAP VALUE   AGGRESSIVE GROWTH   BOND INCOME    MONEY MARKET
                                                 SUBACCOUNT         SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                 (CLASS B)          (CLASS D)        (CLASS A)      (CLASS A)
                                             -----------------  -----------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                  $  14,762           $    --          $31,597        $125,404
                                                 ---------           -------          -------        --------
EXPENSES:
      Mortality and expense risk
         charges                                    33,368             4,611           16,518          43,742
      Administrative charges                         2,947               409            1,552           3,834
                                                 ---------           -------          -------        --------
         Total expenses                             36,315             5,020           18,070          47,576
                                                 ---------           -------          -------        --------
            Net investment income (loss)           (21,553)           (5,020)          13,527          77,828
                                                 ---------           -------          -------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   96,959                --               --              --
      Realized gains (losses) on sale of
         investments                               (18,037)            2,578            4,723              --
                                                 ---------           -------          -------        --------
            Net realized gains (losses)             78,922             2,578            4,723              --
                                                 ---------           -------          -------        --------
      Change in unrealized gains (losses)
         on investments                           (202,186)           48,182           27,229              --
                                                 ---------           -------          -------        --------
      Net increase (decrease) in net assets
         resulting from operations               $(144,817)          $45,740          $45,479        $ 77,828
                                                 =========           =======          =======        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  MSF             MSF             MSF METLIFE
                                             FI LARGE CAP  FI VALUE LEADERS  AGGRESSIVE ALLOCATION
                                              SUBACCOUNT      SUBACCOUNT           SUBACCOUNT
                                               (CLASS A)       (CLASS D)           (CLASS B)
                                             ------------  ----------------  ---------------------
INVESTMENT INCOME:
      Dividends                                $  1,077        $  9,633             $     20
                                               --------        --------             --------
EXPENSES:
      Mortality and expense risk
         charges                                 11,128          19,396                  418
      Administrative charges                        971           1,767                   48
                                               --------        --------             --------
         Total expenses                          12,099          21,163                  466
                                               --------        --------             --------
            Net investment income (loss)        (11,022)        (11,530)                (446)
                                               --------        --------             --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                44,670         104,295                   58
      Realized gains (losses) on sale of
         investments                              2,145           2,508                   53
                                               --------        --------             --------
            Net realized gains (losses)          46,815         106,803                  111
                                               --------        --------             --------
      Change in unrealized gains (losses)
         on investments                         (19,848)        (70,350)                 886
                                               --------        --------             --------
      Net increase (decrease) in net assets
         resulting from operations             $ 15,945        $ 24,923             $    551
                                               ========        ========             ========

                                              MSF METLIFE                            MSF METLIFE
                                             CONSERVATIVE      MSF METLIFE           MODERATE TO
                                              ALLOCATION   MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                              SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                               (CLASS B)        (CLASS B)             (CLASS B)
                                             ------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends                                 $    --          $    22               $    --
                                                -------          -------               -------
EXPENSES:
      Mortality and expense risk
         charges                                  1,240            3,990                   126
      Administrative charges                        141              384                    13
                                                -------          -------               -------
         Total expenses                           1,381            4,374                   139
                                                -------          -------               -------
            Net investment income (loss)         (1,381)          (4,352)                 (139)
                                                -------          -------               -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    44              391                    --
      Realized gains (losses) on sale of
         investments                                 75              403                    (5)
                                                -------          -------               -------
            Net realized gains (losses)             119              794                    (5)
                                                -------          -------               -------
      Change in unrealized gains (losses)
         on investments                           4,630            9,971                  (868)
                                                -------          -------               -------
      Net increase (decrease) in net assets
         resulting from operations              $ 3,368          $ 6,413               $(1,012)
                                                =======          =======               =======

   The accompanying notes are an integral part of these financial statements.

                                             MSF MFS TOTAL  MSF MFS TOTAL  MSF OPPENHEIMER  MSF T. ROWE PRICE
                                                RETURN          RETURN      GLOBAL EQUITY   LARGE CAP GROWTH
                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                             (CLASS B) (b)    (CLASS F)       (CLASS B)         (CLASS B)
                                             -------------  -------------  ---------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $ --         $ 57,359        $ 37,718          $   155
                                                  ----         --------        --------          -------
EXPENSES:
      Mortality and expense risk charges             9           48,887          71,147            1,137
      Administrative charges                         1            4,312           6,410              104
                                                  ----         --------        --------          -------
         Total expenses                             10           53,199          77,557            1,241
                                                  ----         --------        --------          -------
            Net investment income (loss)           (10)           4,160         (39,839)          (1,086)
                                                  ----         --------        --------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --           96,779          62,539              715
      Realized gains (losses) on sale of
         investments                                --           20,943          63,627            3,010
                                                  ----         --------        --------          -------
            Net realized gains (losses)             --          117,722         126,166            3,725
                                                  ----         --------        --------          -------
      Change in unrealized gains (losses)
         on investments                             36          (54,309)        102,168            2,477
                                                  ----         --------        --------          -------
      Net increase (decrease) in net assets
         resulting from operations                $ 26         $ 67,573        $188,495          $ 5,116
                                                  ====         ========        ========          =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF WESTERN ASSET  MSF WESTERN ASSET
                                              MANAGEMENT HIGH      MANAGEMENT              PIMCO VIT
                                                YIELD BOND       U.S. GOVERNMENT          REAL RETURN
                                                SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                               (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS)(a)
                                             -----------------  -----------------  -------------------------
INVESTMENT INCOME:
      Dividends                                   $ 49,613            $4,319                $ 19,112
                                                  --------            ------                --------
EXPENSES:
      Mortality and expense risk charges             2,794             2,135                   6,803
      Administrative charges                           248               237                     608
                                                  --------            ------                --------
         Total expenses                              3,042             2,372                   7,411
                                                  --------            ------                --------
            Net investment income (loss)            46,571             1,947                  11,701
                                                  --------            ------                --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    4,254                --                      --
      Realized gains (losses) on sale of
         investments                                 4,153               499                 (71,184)
                                                  --------            ------                --------
            Net realized gains (losses)              8,407               499                 (71,184)
                                                  --------            ------                --------
      Change in unrealized gains (losses)
         on investments                            (36,260)            1,900                  83,785
                                                  --------            ------                --------
      Net increase (decrease) in net assets
         resulting from operations                $ 18,718            $4,346                $ 24,302
                                                  ========            ======                ========

                                                   PIMCO VIT         PIONEER AMERICA
                                                  TOTAL RETURN         INCOME VCT     PIONEER BOND VCT
                                                   SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)  (CLASS II) (c)    (CLASS II) (d)
                                             ----------------------  ---------------  ----------------
INVESTMENT INCOME:
      Dividends                                     $117,126             $ 37,729          $ 6,673
                                                    --------             --------          -------
EXPENSES:
      Mortality and expense risk charges              41,168               14,041            2,494
      Administrative charges                           3,659                1,230              219
                                                    --------             --------          -------
         Total expenses                               44,827               15,271            2,713
                                                    --------             --------          -------
            Net investment income (loss)              72,299               22,458            3,960
                                                    --------             --------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                   --               --
      Realized gains (losses) on sale of
         investments                                  (8,246)             (12,572)              52
                                                    --------             --------          -------
            Net realized gains (losses)               (8,246)             (12,572)              52
                                                    --------             --------          -------
      Change in unrealized gains (losses)
         on investments                               94,670               23,909            7,314
                                                    --------             --------          -------
      Net increase (decrease) in net assets
         resulting from operations                  $158,723             $ 33,795          $11,326
                                                    ========             ========          =======

   The accompanying notes are an integral part of these financial statements.

                                             PIONEER CULLEN  PIONEER EMERGING  PIONEER EQUITY  PIONEER EQUITY
                                                VALUE VCT       MARKETS VCT      INCOME VCT    OPPORTUNITY VCT
                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                               (CLASS II)       (CLASS II)       (CLASS II)     (CLASS II) (c)
                                             --------------  ----------------  --------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $  8,056        $   4,156         $  48,400        $    182
                                                --------        ---------         ---------        --------
EXPENSES:
      Mortality and expense risk
         charges                                  15,721           20,114            36,041           1,668
      Administrative charges                       1,446            1,771             3,143             144
                                                --------        ---------         ---------        --------
         Total expenses                           17,167           21,885            39,184           1,812
                                                --------        ---------         ---------        --------
            Net investment income (loss)          (9,111)         (17,729)            9,216          (1,630)
                                                --------        ---------         ---------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --          123,765            67,335          44,128
      Realized gains (losses) on sale of
         investments                              16,631           47,100            51,295         (38,277)
                                                --------        ---------         ---------        --------
            Net realized gains (losses)           16,631          170,865           118,630           5,851
                                                --------        ---------         ---------        --------
      Change in unrealized gains (losses)
         on investments                           28,019          244,212          (155,253)           (468)
                                                --------        ---------         ---------        --------
      Net increase (decrease) in net assets
         resulting from operations              $ 35,539        $ 397,348         $ (27,407)       $  3,753
                                                ========        =========         =========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                                               PIONEER GLOBAL HIGH      PIONEER
                                             PIONEER FUND VCT       YIELD VCT       HIGH YIELD VCT
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                (CLASS II)         (CLASS II)         (CLASS II)
                                             ----------------  -------------------  --------------
INVESTMENT INCOME:
      Dividends                                   $ 21,046           $ 41,686          $ 91,125
                                                  --------           --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                    34,765              8,111            31,287
      Administrative charges                         3,116                761             2,696
                                                  --------           --------          --------
         Total expenses                             37,881              8,872            33,983
                                                  --------           --------          --------
            Net investment income (loss)           (16,835)            32,814            57,142
                                                  --------           --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --              8,266             1,659
      Realized gains (losses) on sale of
         investments                                77,227                924             8,864
                                                  --------           --------          --------
            Net realized gains (losses)             77,227              9,190            10,523
                                                  --------           --------          --------
      Change in unrealized gains (losses)
         on investments                              2,025            (44,525)           (4,093)
                                                  --------           --------          --------
      Net increase (decrease) in net assets
         resulting from operations                $ 62,417           $ (2,521)         $ 63,572
                                                  ========           ========          ========
                                                PIONEER IBBOTSON    PIONEER IBBOTSON    PIONEER IBBOTSON
                                             AGGRESSIVE ALLOCATION  GROWTH ALLOCATION  MODERATE ALLOCATION
                                                      VCT                  VCT                 VCT
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                  (CLASS II)           (CLASS II)           (CLASS II)
                                             ---------------------  -----------------  -------------------
INVESTMENT INCOME:
      Dividends                                     $ 2,186             $ 67,806            $ 50,407
                                                    -------             --------            --------
EXPENSES:
      Mortality and expense risk
         charges                                      3,627              120,883              90,738
      Administrative charges                            293                9,798               7,808
                                                    -------             --------            --------
         Total expenses                               3,920              130,681              98,546
                                                    -------             --------            --------
            Net investment income (loss)             (1,734)             (62,875)            (48,139)
                                                    -------             --------            --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     5,352              123,715              61,590
      Realized gains (losses) on sale of
         investments                                  2,362               68,747              21,719
                                                    -------             --------            --------
            Net realized gains (losses)               7,714              192,462              83,309
                                                    -------             --------            --------
      Change in unrealized gains (losses)
         on investments                              (2,729)              63,924             125,204
                                                    -------             --------            --------
      Net increase (decrease) in net assets
         resulting from operations                  $ 3,251             $193,511            $160,374
                                                    =======             ========            ========

   The accompanying notes are an integral part of these financial statements.

                                                                                                          PIONEER OAK RIDGE
                                            PIONEER INDEPENDENCE  PIONEER INTERNATIONAL  PIONEER MID CAP   LARGE CAP GROWTH
                                                     VCT                VALUE VCT           VALUE VCT            VCT
                                                 SUBACCOUNT             SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                 (CLASS II)             (CLASS II)          (CLASS II)        (CLASS II)
                                            --------------------  ---------------------  ---------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $    --               $  2,861            $  9,993          $  2,124
                                                   -------               --------            --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                     7,423                 15,167              28,025            17,301
      Administrative charges                           663                  1,290               2,595             1,648
                                                   -------               --------            --------          --------
         Total expenses                              8,086                 16,457              30,620            18,949
                                                   -------               --------            --------          --------
            Net investment income (loss)            (8,086)               (13,596)            (20,627)          (16,825)
                                                   -------               --------            --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                  9,886             178,557             4,326
      Realized gains (losses) on sale of
         investments                                 8,659                 13,043             (15,612)           12,552
                                                   -------               --------            --------          --------
            Net realized gains (losses)              8,659                 22,929             162,945            16,878
                                                   -------               --------            --------          --------
      Change in unrealized gains (losses)
         on investments                             23,571                 71,795             (86,138)           66,417
                                                   -------               --------            --------          --------
      Net increase (decrease) in net assets
         resulting from operations                 $24,144               $ 81,128            $ 56,180          $ 66,470
                                                   =======               ========            ========          ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                 PIONEER SMALL AND
                                            PIONEER REAL ESTATE    MID CAP GROWTH   PIONEER SMALL CAP
                                                 SHARES VCT             VCT             VALUE VCT
                                                 SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                 (CLASS II)        (CLASS II) (c)       (CLASS II)
                                            -------------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $  36,402            $     --          $   3,890
                                                 ---------            --------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                    24,703               4,409             13,225
      Administrative charges                         2,117                 403              1,138
                                                 ---------            --------          ---------
         Total expenses                             26,820               4,812             14,363
                                                 ---------            --------          ---------
            Net investment income (loss)             9,582              (4,812)           (10,473)
                                                 ---------            --------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  125,728             103,731            180,664
      Realized gains (losses) on sale of
         investments                                49,304             (10,749)            (8,382)
                                                 ---------            --------          ---------
            Net realized gains (losses)            175,032              92,982            172,282
                                                 ---------            --------          ---------
      Change in unrealized gains (losses)
         on investments                           (490,013)            (39,913)          (227,542)
                                                 ---------            --------          ---------
      Net increase (decrease) in net assets
         resulting from operations               $(305,399)           $ 48,257          $ (65,733)
                                                 =========            ========          =========

                                                                                  PUTNAM VT
                                            PIONEER STRATEGIC   PIONEER VALUE   INTERNATIONAL
                                                INCOME VCT           VCT           EQUITY
                                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS II)     (CLASS II) (c)  (CLASS IB) (a)
                                            -----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $114,454         $  19,792       $  2,531
                                                 --------         ---------       --------
EXPENSES:
      Mortality and expense risk
         charges                                   38,376            11,140            477
      Administrative charges                        3,338               952             42
                                                 --------         ---------       --------
         Total expenses                            41,714            12,092            519
                                                 --------         ---------       --------
            Net investment income (loss)           72,740             7,700          2,012
                                                 --------         ---------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  11,806            51,340         10,956
      Realized gains (losses) on sale of
         investments                               (6,662)           52,277         28,556
                                                 --------         ---------       --------
            Net realized gains (losses)             5,144           103,617         39,512
                                                 --------         ---------       --------
      Change in unrealized gains (losses)
         on investments                            16,191          (109,136)       (34,520)
                                                 --------         ---------       --------
      Net increase (decrease) in net assets
         resulting from operations               $ 94,075         $   2,181       $  7,004
                                                 ========         =========       ========

   The accompanying notes are an integral part of these financial statements.

                                                          PUTNAM VT SMALL CAP  VAN KAMPEN LIT  VAN KAMPEN LIT
                                                                 VALUE            COMSTOCK       ENTERPRISE
                                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                             (CLASS IB) (a)      (CLASS II)      (CLASS II)
                                                          -------------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                                 $  4,596          $  20,765       $    24
                                                                --------          ---------       -------
EXPENSES:
      Mortality and expense risk charges                           4,647             21,231           102
      Administrative charges                                         422              1,894             8
                                                                --------          ---------       -------
         Total expenses                                            5,069             23,125           110
                                                                --------          ---------       -------
            Net investment income (loss)                            (473)            (2,360)          (86)
                                                                --------          ---------       -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                 91,930             28,818            --
      Realized gains (losses) on sale of investments              58,049             33,234         3,469
                                                                --------          ---------       -------
            Net realized gains (losses)                          149,979             62,052         3,469
                                                                --------          ---------       -------
      Change in unrealized gains (losses) on investments         (93,947)          (101,302)       (2,148)
                                                                --------          ---------       -------
      Net increase (decrease) in net assets resulting
         from operations                                        $ 55,559          $ (41,610)      $ 1,235
                                                                ========          =========       =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                         OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                     AIM V.I. MID CAP    AIM V.I. CAPITAL    AMERICAN FUNDS GLOBAL
                                        CORE EQUITY        APPRECIATION             GROWTH
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                        (SERIES II)         (SERIES II)            (CLASS 2)
                                    ------------------  -------------------  ----------------------
                                      2007      2006     2007 (a)    2006       2007        2006
                                    --------  --------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $(11,385) $ (6,638) $  (3,214) $ (9,898) $   18,428  $  (27,155)
   Net realized gains (losses)        14,897    68,665    128,093     9,883     443,926      56,559
   Change in unrealized gains
      (losses) on investments         40,732    (9,835)   (90,177)   20,413     (99,483)    426,558
                                    --------  --------  ---------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations              44,244    52,192     34,702    20,398     362,871     455,962
                                    --------  --------  ---------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners            19,073    50,602     18,389        25      38,728     168,092
   Transfers from other funding
      options                          4,016     6,773        999    15,012     144,955     158,761
   Contract charges                      (59)      (64)        --       (72)       (179)       (191)
   Contract surrenders                (7,588)  (14,576)   (10,299)  (20,085)   (162,365)    (32,275)
   Transfers to other funding
      options                        (50,093)  (59,749)  (560,830)  (45,080)   (752,922)   (186,800)
   Other receipts (payments)          (2,888)       --         --        --     (38,735)      1,303
                                    --------  --------  ---------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions  (37,539)  (17,014)  (551,741)  (50,200)   (770,518)    108,890
                                    --------  --------  ---------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                 6,705    35,178   (517,039)  (29,802)   (407,647)    564,852
NET ASSETS:
   Beginning of period               606,326   571,148    517,039   546,841   3,029,471   2,464,619
                                    --------  --------  ---------  --------  ----------  ----------
   End of period                    $613,031  $606,326  $      --  $517,039  $2,621,824  $3,029,471
                                    ========  ========  =========  ========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                  AMERICAN FUNDS             DREYFUS
                                       AMERICAN FUNDS GROWTH       GROWTH-INCOME         VIF APPRECIATION
                                            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                             (CLASS 2)               (CLASS 2)           (INITIAL SHARES)
                                     -----------------------  ------------------------  ------------------
                                         2007        2006        2007          2006       2007      2006
                                     -----------  ----------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (120,796) $ (100,165) $   (60,273) $   (31,919) $   (581) $   (633)
   Net realized gains (losses)         1,589,377     230,529    1,060,056      358,723     3,744     4,127
   Change in unrealized gains
      (losses) on investments           (410,936)    607,882     (595,197)     919,041     7,775    25,482
                                     -----------  ----------  -----------  -----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               1,057,645     738,246      404,586    1,245,845    10,938    28,976
                                     -----------  ----------  -----------  -----------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                75,232     381,716       74,860      287,519        --     9,687
   Transfers from other funding
      options                            242,960     356,665      321,027      387,999     1,102     6,389
   Contract charges                         (678)       (714)        (491)        (534)      (46)      (87)
   Contract surrenders                  (266,625)   (186,965)    (357,331)    (232,298)   (1,997)  (17,621)
   Transfers to other funding
      options                         (2,671,115)   (494,186)  (2,853,564)    (470,033)  (13,768)   (3,189)
   Other receipts (payments)             (18,471)      1,884      (28,697)     (36,441)       --        --
                                     -----------  ----------  -----------  -----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,638,697)     58,400   (2,844,196)     (63,788)  (14,709)   (4,821)
                                     -----------  ----------  -----------  -----------  --------  --------
      Net increase (decrease)
         in net assets                (1,581,052)    796,646   (2,439,610)   1,182,057    (3,771)   24,155
NET ASSETS:
   Beginning of period                 9,854,918   9,058,272   10,732,626    9,550,569   221,009   196,854
                                     -----------  ----------  -----------  -----------  --------  --------
   End of period                     $ 8,273,866  $9,854,918  $ 8,293,016  $10,732,626  $217,238  $221,009
                                     ===========  ==========  ===========  ===========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                       DREYFUS VIF
                                         DREYFUS VIF            FIDELITY VIP         DYNAMIC CAPITAL
                                      DEVELOPING LEADERS         CONTRAFUND           APPRECIATION          FIDELITY VIP
                                          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT              MID CAP
                                       (INITIAL SHARES)       (SERVICE CLASS 2)     (SERVICE CLASS 2)    (SERVICE CLASS 2)
                                     --------------------  ----------------------  ------------------  ----------------------
                                        2007      2006        2007        2006       2007      2006       2007       2006
                                     ---------  ---------  ----------  ----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (6,532) $  (8,331) $  (29,383) $  (18,086) $ (3,495) $ (3,385) $  (33,343) $  (38,643)
   Net realized gains (losses)          74,836     46,756     716,035     251,588    27,170    18,541     317,436     321,697
   Change in unrealized gains
      (losses) on investments         (146,785)   (38,123)   (320,036)    (47,153)  (15,177)    3,991      21,641     (62,254)
                                     ---------  ---------  ----------  ----------  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               (78,481)       302     366,616     186,349     8,498    19,147     305,734     220,800
                                     ---------  ---------  ----------  ----------  --------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               3,074    107,104      62,460     153,058        --    56,447       4,655      94,096
   Transfers from other funding
      options                           64,120    122,090     136,489     560,695     5,280    12,604      71,101     206,756
   Contract charges                       (133)      (136)       (288)       (298)      (16)      (15)       (360)       (355)
   Contract surrenders                 (11,978)    (9,449)   (113,950)    (99,380)  (23,702)       --    (157,749)    (85,511)
   Transfers to other funding
      options                          (21,820)  (132,240)   (211,929)   (175,838)       --   (62,486)   (371,685)   (274,683)
   Other receipts (payments)                --         --     (31,894)    (40,324)       --        --     (25,078)       (514)
                                     ---------  ---------  ----------  ----------  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     33,263     87,369    (159,112)    397,913   (18,438)    6,550    (479,116)    (60,211)
                                     ---------  ---------  ----------  ----------  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                 (45,218)    87,671     207,504     584,262    (9,940)   25,697    (173,382)    160,589
NET ASSETS:
   Beginning of period                 597,400    509,729   2,407,900   1,823,638   188,165   162,468   2,377,340   2,216,751
                                     ---------  ---------  ----------  ----------  --------  --------  ----------  ----------
   End of period                     $ 552,182  $ 597,400  $2,615,404  $2,407,900  $178,225  $188,165  $2,203,958  $2,377,340
                                     =========  =========  ==========  ==========  ========  ========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                               FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                     FTVIPT FRANKLIN RISING     SMALL-MID CAP         DEVELOPING
                                      DIVIDENDS SECURITIES    GROWTH SECURITIES   MARKETS SECURITIES
                                           SUBACCOUNT             SUBACCOUNT         SUBACCOUNT
                                           (CLASS 2)              (CLASS 2)           (CLASS 2)
                                     ----------------------  ------------------  --------------------
                                        2007        2006       2007      2006       2007       2006
                                     ----------  ----------  --------  --------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   15,392  $  (18,850) $(15,574) $(13,848) $    3,947  $ (5,383)
   Net realized gains (losses)           98,151      39,093    87,819    13,228     133,334    25,434
   Change in unrealized gains
      (losses) on investments          (229,590)    325,985     2,215    47,710     103,525   148,526
                                     ----------  ----------  --------  --------  ----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               (116,047)    346,228    74,460    47,090     240,806   168,577
                                     ----------  ----------  --------  --------  ----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              144,259      77,786     2,841    44,710       1,971   106,997
   Transfers from other funding
      options                           133,376     120,315   223,678    49,239      79,135   137,023
   Contract charges                        (243)       (279)     (126)     (132)        (90)     (110)
   Contract surrenders                  (82,833)    (63,130)  (71,582)  (40,391)    (28,207)  (14,809)
   Transfers to other funding
      options                          (201,785)    (97,180)  (53,772)  (48,578)    (87,510) (104,885)

   Other receipts (payments)             (2,789)     (8,526)       --    (2,977)    (25,561)       --
                                     ----------  ----------  --------  --------  ----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (10,015)     28,986   101,039     1,871     (60,262)  124,216
                                     ----------  ----------  --------  --------  ----------  --------
      Net increase (decrease)
         in net assets                 (126,062)    375,214   175,499    48,961     180,544   292,793
NET ASSETS:
   Beginning of period                2,640,101   2,264,887   779,851   730,890     905,041   612,248
                                     ----------  ----------  --------  --------  ----------  --------
   End of period                     $2,514,039  $2,640,101  $955,350  $779,851  $1,085,585  $905,041
                                     ==========  ==========  ========  ========  ==========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               JANUS ASPEN       JANUS ASPEN        JANUS ASPEN
                                        FTVIPT TEMPLETON          GLOBAL           GLOBAL             WORLDWIDE
                                       FOREIGN SECURITIES      LIFE SCIENCES     TECHNOLOGY            GROWTH
                                           SUBACCOUNT           SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                            (CLASS2)         (SERVICE SHARES)  (SERVICE SHARES)   (SERVICE SHARES)
                                     ----------------------  ----------------  -----------------  ----------------
                                        2007        2006       2007    2006      2007      2006    2007     2006
                                     ----------  ----------  -------  -------  --------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    4,439  $   (7,955) $  (771) $  (709) $ (1,675) $(1,704) $  (300) $   (38)
   Net realized gains (losses)          162,314      29,579      249      178     2,197      593      491       59
   Change in unrealized gains
      (losses) on investments            89,495     253,503    8,645    2,331    19,781    6,694    1,430    3,066
                                     ----------  ----------  -------  -------  --------  -------  -------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                256,248     275,127    8,123    1,800    20,303    5,583    1,621    3,087
                                     ----------  ----------  -------  -------  --------  -------  -------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               80,628      70,746       --       --        --       --       --       --
   Transfers from other funding
      options                           173,509     334,786       --       --     8,010      565       --    1,254
   Contract charges                        (220)       (231)      --       --       (45)     (49)      --       --
   Contract surrenders                  (84,538)    (78,494)      --       --    (1,207)  (2,193)      --       --
   Transfers to other funding
      options                          (183,222)    (59,580)      --       --    (4,270)    (852)  (1,628)    (181)
   Other receipts (payments)                 --        (540)      --       --        --       --       --       --
                                     ----------  ----------  -------  -------  --------  -------  -------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (13,843)    266,687       --       --     2,488   (2,529)  (1,628)  1,073
                                     ----------  ----------  -------  -------  --------  -------  -------  -------
      Net increase (decrease)
         in net assets                  242,405     541,814    8,123    1,800    22,791    3,054       (7)   4,160
NET ASSETS:
   Beginning of period                1,838,984   1,297,170   41,289   39,489    98,455   95,401   22,791   18,631
                                     ----------  ----------  -------  -------  --------  -------  -------  -------
   End of period                     $2,081,389  $1,838,984  $49,412  $41,289  $121,246  $98,455  $22,784  $22,791
                                     ==========  ==========  =======  =======  ========  =======  =======  =======

   The accompanying notes are an integral part of these financial statements.

                                         LMPVET           LMPVET
                                       AGGRESSIVE       AGGRESSIVE         LMPVET
                                         GROWTH           GROWTH        APPRECIATION
                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                       (CLASS I)        (CLASS II)        (CLASS I)
                                     --------------  ----------------  --------------
                                     2007 (b)  2006   2007 (b)   2006  2007 (b)  2006
                                     --------  ----  ----------  ----  --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (8,957)  $--  $  (16,777)  $--  $     (7)  $--
   Net realized gains (losses)          3,451    --       4,919    --    10,337    --
   Change in unrealized gains
      (losses) on investments         (28,933)   --     (52,426)   --    (6,817)   --
                                     --------   ---  ----------   ---  --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations              (34,439)   --     (64,284)   --     3,513    --
                                     --------   ---  ----------   ---  --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              4,837    --      12,433    --        --    --
   Transfers from other funding
      options                         825,075    --   1,402,253    --   124,410    --
   Contract charges                       (86)   --        (186)   --       (26)   --
   Contract surrenders                (32,832)   --     (12,675)   --    (1,359)   --
   Transfers to other funding
      options                         (19,119)   --     (63,299)   --      (871)   --
   Other receipts (payments)          (35,660)   --          --    --        --    --
                                     --------   ---  ----------   ---  --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   742,215    --   1,338,526    --   122,154    --
                                     --------   ---  ----------   ---  --------   ---
      Net increase (decrease)
         in net assets                707,776    --   1,274,242    --   125,667    --
NET ASSETS:
   Beginning of period                     --    --          --    --        --    --
                                     --------   ---  ----------   ---  --------   ---
   End of period                     $707,776   $--  $1,274,242   $--  $125,667   $--
                                     ========   ===  ==========   ===  ========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                 LMPVET
                                                               FUNDAMENTAL                         LMPVET LARGE
                                       LMPVET EQUITY INDEX        VALUE        LMPVET INVESTORS     CAP GROWTH
                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                           (CLASS II)           (CLASS I)         (CLASS I)          (CLASS I)
                                     ----------------------  --------------  -------------------  --------------
                                        2007        2006     2007 (b)  2006    2007       2006    2007 (b)  2006
                                     ----------  ----------  --------  ----  --------  ---------  --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (7,068) $   (9,568) $   (179)  $--  $ (2,663) $    (703) $ (5,337)  $--
   Net realized gains (losses)          167,267      51,036    25,003    --    27,799     26,248       394    --
   Change in unrealized gains
      (losses) on investments           (92,208)    200,491   (58,824)   --   (14,449)    40,967     2,092    --
                                     ----------  ----------  --------   ---  --------  ---------  --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                 67,991     241,959   (34,000)   --    10,687     66,512    (2,851)   --
                                     ----------  ----------  --------   ---  --------  ---------  --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               33,178      84,437     4,130    --     2,507      1,302       800    --
   Transfers from other funding
      options                            46,220      31,518   662,112    --     1,872     51,199   470,103    --
   Contract charges                        (296)       (285)     (120)   --       (97)      (113)      (61)   --
   Contract surrenders                  (59,738)    (35,236)  (30,653)   --   (30,721)    (9,466)   (6,052)   --
   Transfers to other funding
      options                          (242,150)    (92,802)  (32,580)   --   (37,011)  (103,382)   (7,141)   --
   Other receipts (payments)             (2,431)    (38,084)       --    --        --         --        --    --
                                     ----------  ----------  --------   ---  --------  ---------  --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (225,217)    (50,452)  602,889    --   (63,450)   (60,460)  457,649    --
                                     ----------  ----------  --------   ---  --------  ---------  --------   ---
      Net increase (decrease)
         in net assets                 (157,226)    191,507   568,889    --   (52,763)     6,052   454,798    --
NET ASSETS:
   Beginning of period                2,093,965   1,902,458        --    --   462,432    456,380        --    --
                                     ----------  ----------  --------   ---  --------  ---------  --------   ---
   End of period                     $1,936,739  $2,093,965  $568,889   $--  $409,669  $ 462,432  $454,798   $--
                                     ==========  ==========  ========   ===  ========  =========  ========   ===

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET SMALL CAP GROWTH        LMPVET          LMPVPI ALL CAP
                                            SUBACCOUNT         SOCIAL AWARENESS       SUBACCOUNT
                                            (CLASS I)             SUBACCOUNT           (CLASS I)
                                     -----------------------  ------------------  -------------------
                                         2007        2006       2007      2006     2007 (a)    2006
                                      ----------  ----------  --------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (23,614) $  (22,203) $   (962) $ (2,252) $  (1,393) $ (2,199)
   Net realized gains (losses)           102,719      66,939    30,588       103     93,590    28,044
   Change in unrealized gains
      (losses) on investments             12,920      70,557   (14,246)   10,961    (68,589)   43,359
                                      ----------  ----------  --------  --------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  92,025     115,293    15,380     8,812     23,608    69,204
                                      ----------  ----------  --------  --------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 2,506      28,715    13,846     1,371        684    28,645
   Transfers from other funding
      options                              7,832      36,979       520       262        195    48,441
   Contract charges                         (125)       (130)      (37)      (37)        --      (143)
   Contract surrenders                   (48,419)    (19,170)       --        --       (689)  (11,404)
   Transfers to other funding
      options                            (55,187)    (57,361)       --        --   (510,215)  (79,023)
   Other receipts (payments)              (3,141)         --        --        --         --        --
                                      ----------  ----------  --------  --------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (96,534)    (10,967)   14,329     1,596   (510,025)  (13,484)
                                      ----------  ----------  --------  --------  ---------  --------
      Net increase (decrease)
         in net assets                    (4,509)    104,326    29,709    10,408   (486,417)   55,720
NET ASSETS:
   Beginning of period                 1,185,802   1,081,476   166,340   155,932    486,417   430,697
                                      ----------  ----------  --------  --------  ---------  --------
   End of period                      $1,181,293  $1,185,802  $196,049  $166,340  $      --  $486,417
                                      ==========  ==========  ========  ========  =========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        LMPVPI ALL CAP    LMPVPII GROWTH AND INCOME
                                          SUBACCOUNT              SUBACCOUNT
                                          (CLASS II)              (CLASS I)
                                     -------------------  -------------------------
                                      2007 (a)    2006      2007 (a)        2006
                                     ---------  --------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (675) $   (410)  $    (524)    $ (1,048)
   Net realized gains (losses)          18,354     4,794      22,937        1,321
   Change in unrealized gains
      (losses) on investments          (11,185)    9,994     (17,084)      10,232
                                     ---------  --------   ---------     --------
      Net increase (decrease)
         in net assets resulting
         from operations                 6,494    14,378       5,329       10,505
                                     ---------  --------   ---------     --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --    70,235          --           --
   Transfers from other funding
      options                               --        --          79       16,676
   Contract charges                         --        --          --          (25)
   Contract surrenders                      --        --          --       (1,211)
   Transfers to other funding
      options                         (142,049)       --    (124,443)      (2,495)
   Other receipts (payments)                (4)       --          (4)          --
                                     ---------  --------   ---------     --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (142,053)   70,235    (124,368)      12,945
                                     ---------  --------   ---------     --------
      Net increase (decrease)
         in net assets                (135,559)   84,613    (119,039)      23,450
NET ASSETS:
   Beginning of period                 135,559    50,946     119,039       95,589
                                     ---------  --------   ---------     --------
   End of period                     $      --  $135,559   $      --     $119,039
                                     =========  ========   =========     ========

                                     LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                            SUBACCOUNT                SUBACCOUNT
                                            (CLASS I)                 (CLASS I)
                                     -----------------------  -------------------------
                                       2007 (a)      2006       2007 (a)       2006
                                     -----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (2,612)   $ (8,101)   $  (4,558)    $(12,750)
   Net realized gains (losses)           87,655       1,653      170,724        3,925
   Change in unrealized gains
      (losses) on investments           (67,071)     19,009     (138,548)      69,885
                                      ---------    --------    ---------     --------
      Net increase (decrease)
         in net assets resulting
         from operations                 17,972      12,561       27,618       61,060
                                      ---------    --------    ---------     --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                1,941       6,885          456       67,456
   Transfers from other funding
      options                            20,915      14,180       49,138       20,955
   Contract charges                          --         (60)          --         (100)
   Contract surrenders                  (47,623)     (4,481)     (11,689)      (6,900)
   Transfers to other funding
      options                          (494,220)     (6,494)    (832,464)      (5,865)
   Other receipts (payments)                 --          --           --        1,303
                                      ---------    --------    ---------     --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (518,987)     10,030     (794,559)      76,849
                                      ---------    --------    ---------     --------
      Net increase (decrease)
         in net assets                 (501,015)     22,591     (766,941)     137,909
NET ASSETS:
   Beginning of period                  501,015     478,424      766,941      629,032
                                      ---------    --------    ---------     --------
   End of period                      $      --    $501,015    $      --     $766,941
                                      =========    ========    =========     ========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVPII           LMPVET CAPITAL        LMPVIT
                                        AGGRESSIVE GROWTH        AND INCOME     ADJUSTABLE RATE
                                            SUBACCOUNT           SUBACCOUNT          INCOME
                                            (CLASS II)           (CLASS II)        SUBACCOUNT
                                     -----------------------  ---------------  ------------------
                                       2007 (a)      2006      2007 (b)  2006    2007      2006
                                     -----------  ----------  ---------  ----  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (7,726) $  (24,342) $  (1,613)  $--  $  3,857  $  4,088
   Net realized gains (losses)           316,263      37,559    115,261    --       (25)        2
   Change in unrealized gains
      (losses) on investments           (262,843)     93,747   (114,882)   --    (4,523)     (859)
                                     -----------  ----------  ---------   ---  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  45,694     106,964     (1,234)   --      (691)    3,231
                                     -----------  ----------  ---------   ---  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,900      63,959      5,857    --        --        --
   Transfers from other funding
      options                             37,263      28,884    816,516    --     1,982     2,251
   Contract charges                           --        (226)       (68)   --       (13)      (18)
   Contract surrenders                    (4,773)    (36,862)   (99,204)   --   (13,372)   (1,031)
   Transfers to other funding
      options                         (1,359,208)   (132,457)    (2,264)   --    (2,643)     (617)
   Other receipts (payments)                  --          --     (5,944)   --        --        --
                                     -----------  ----------  ---------   ---  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,324,818)    (76,702)   714,893    --   (14,046)      585
                                     -----------  ----------  ---------   ---  --------  --------
      Net increase (decrease)
         in net assets                (1,279,124)     30,262    713,659    --   (14,737)    3,816
NET ASSETS:
   Beginning of period                 1,279,124   1,248,862         --    --   156,037   152,221
                                     -----------  ----------  ---------   ---  --------  --------
   End of period                     $        --  $1,279,124  $ 713,659   $--  $141,300  $156,037
                                     ===========  ==========  =========   ===  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                 LORD ABBETT              LORD ABBETT        MIST BATTERYMARCH
                                     LMPVPI TOTAL RETURN      GROWTH AND INCOME          MID-CAP VALUE         MID-CAP STOCK
                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          (CLASS II)              (CLASS VC)              (CLASS VC)              (CLASS A)
                                     -------------------   -----------------------  -----------------------  ------------------
                                      2007 (a)    2006       2007 (a)      2006       2007 (a)      2006       2007    2007 (c)
                                     ---------  --------   -----------  ----------  -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (127) $    (82)  $   (11,376) $  (11,802) $   (10,048) $  (21,843) $ (6,950) $ (5,545)
   Net realized gains (losses)          92,368    15,267       283,474      70,376      309,550     139,395    57,523    (2,369)
   Change in unrealized gains
      (losses) on investments          (70,347)   53,953      (201,716)    190,523     (139,155)     32,556   (28,950)  (17,553)
                                     ---------  --------   -----------  ----------  -----------  ----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                21,894    69,138        70,382     249,097      160,347     150,108    21,623   (25,467)
                                     ---------  --------   -----------  ----------  -----------  ----------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              36,580    25,302         7,501      12,477          159      54,011     1,522     6,291
   Transfers from other funding
      options                            1,004    10,360         3,480      40,748       13,256      72,520    28,334   517,990
   Contract charges                         --       (78)           --         (88)          --        (187)      (84)      (96)
   Contract surrenders                  (2,497)   (6,738)      (29,630)    (94,012)     (23,679)    (65,372)  (41,678)  (10,345)
   Transfers to other funding
      options                         (811,217)   (1,172)   (1,914,699)    (16,820)  (1,764,363)    (98,374)  (24,072)   (9,091)
   Other receipts (payments)                --    (8,187)           --          --       (2,607)         --        --        --
                                     ---------  --------   -----------  ----------  -----------  ----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (776,130)   19,487    (1,933,348)    (57,695)  (1,777,234)    (37,402)  (35,978)  504,749
                                     ---------  --------   -----------  ----------  -----------  ----------  --------  --------
      Net increase (decrease)
         in net assets                (754,236)   88,625    (1,862,966)    191,402   (1,616,887)    112,706   (14,355)  479,282
NET ASSETS:
   Beginning of period                 754,236   665,611     1,862,966   1,671,564    1,616,887   1,504,181   479,282        --
                                     ---------  --------   -----------  ----------  -----------  ----------  --------  --------
   End of period                     $      --  $754,236   $        --  $1,862,966  $        --  $1,616,887  $464,927  $479,282
                                     =========  ========   ===========  ==========  ===========  ==========  ========  ========

   The accompanying notes are an integral part of these financial statements.

                                       MIST BLACKROCK    MIST BLACKROCK    MIST BLACKROCK
                                         HIGH YIELD      LARGE-CAP CORE    LARGE-CAP CORE
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         (CLASS A)          (CLASS E)        (CLASS A)
                                     ------------------  --------------  -------------------
                                       2007    2006 (c)  2007 (b)  2006  2007 (a)   2006 (c)
                                     --------  --------  --------  ----  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ 35,960  $ (6,449)  $(7,529)  $--  $     548  $ (7,501)
   Net realized gains (losses)          2,849       333     1,707    --     67,423    (3,752)
   Change in unrealized gains
      (losses) on investments         (47,806)   31,985     5,566    --    (39,728)   39,727
                                     --------  --------  --------   ---  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               (8,997)   25,869      (256)   --     28,243    28,474
                                     --------  --------  --------   ---  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              6,605     8,032        --    --         --        --
   Transfers from other funding
      options                         512,865   502,879   626,593    --      3,396   622,805
   Contract charges                       (98)      (54)      (46)   --         --       (50)
   Contract surrenders                (38,608)   (7,252)  (54,620)   --     (1,611)   (1,376)
   Transfers to other funding
      options                         (43,896)   (3,153)  (11,287)   --   (629,424)   (5,931)
   Other receipts (payments)               --        --       --     --        (15)  (44,511)
                                     --------  --------  --------   ---  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   436,868   500,452   560,640    --   (627,654)  570,937
                                     --------  --------  --------   ---  ---------  --------
      Net increase (decrease)
         in net assets                427,871   526,321   560,384    --   (599,411)  599,411
NET ASSETS:
   Beginning of period                526,321        --        --    --    599,411        --
                                     --------  --------  --------   ---  ---------  --------
   End of period                     $954,192  $526,321  $560,384   $--  $      --  $599,411
                                     ========  ========  ========   ===  =========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        MIST DREMAN     MIST HARRIS OAKMARK
                                      SMALL-CAP VALUE      INTERNATIONAL       MIST JANUS FORTY   MIST LAZARD MID-CAP
                                         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                         (CLASS A)           (CLASS A)             (CLASS A)           (CLASS B)
                                     -----------------  -------------------   ------------------  -------------------
                                       2007   2006 (c)    2007     2006 (c)     2007    2006 (c)      2007    2006
                                     -------  --------  --------   --------   --------  --------     ------   ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $(1,932) $  (580)  $ (4,862)  $ (4,596)  $ (5,976)  $(3,899)    $  (62)   $--
   Net realized gains (losses)         3,160      145     38,901     (3,233)    58,918    (1,705)        (2)    --
   Change in unrealized gains
      (losses) on investments         (2,441)   5,310    (55,110)    42,347     34,348    11,610       (738)    --
                                     -------  --------  --------   --------   --------  --------     ------    ---
      Net increase (decrease)
         in net assets resulting
         from operations              (1,213)   4,875    (21,071)    34,518     87,290     6,006       (802)    --
                                     -------  --------  --------   --------   --------  --------     ------    ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                --      104        540     18,418        120       278         --     --
   Transfers from other funding
      options                         24,544   85,585    147,969    453,806     66,070   398,110      6,523     --
   Contract charges                       (2)      (1)       (77)       (73)      (133)     (138)        --     --
   Contract surrenders                    --       --    (14,375)    (2,990)   (54,778)   (6,874)        --     --
   Transfers to other funding
      options                           (846)    (624)   (30,966)    (7,364)   (12,824)  (53,385)        --     --
   Other receipts (payments)         (24,540)      --     (1,456)   (48,156)    (5,540)       --         --     --
                                     -------  --------  --------   --------   --------  --------     ------    ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (844)  85,064    101,635    413,641     (7,085)  337,991      6,523     --
                                     -------  --------  --------   --------   --------  --------     ------    ---
      Net increase (decrease)
         in net assets                (2,057)  89,939     80,564    448,159     80,205   343,997      5,721     --
NET ASSETS:
   Beginning of period                89,939       --    448,159         --    343,997        --         --     --
                                     -------  --------  --------   --------   --------  --------     ------    ---
   End of period                     $87,882  $89,939   $528,723   $448,159   $424,202  $343,997     $5,721    $--
                                     =======  =======   ========   ========   ========  ========     ======    ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS   MIST LORD ABBETT      MIST LORD ABBETT
                                          MANAGED ASSETS         BOND DEBENTURE       GROWTH AND INCOME
                                            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             (CLASS A)             (CLASS A)             (CLASS B)
                                     ------------------------  ------------------  ----------------------
                                          2007     2006 (c)      2007    2006 (c)     2007      2006 (c)
                                        --------  ---------    --------  --------  ----------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  2,855  $ (5,151)    $ 14,705  $ (3,848) $  (34,629) $  (19,464)
   Net realized gains (losses)            40,205      (237)       2,028        87     103,719        (579)
   Change in unrealized gains
      (losses) on investments            (22,977)   27,716        1,583    17,847     (66,011)    145,995
                                        --------  --------     --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  20,083    22,328       18,316    14,086       3,079     125,952
                                        --------  --------     --------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,000        --        2,795        --       5,453      35,816
   Transfers from other funding
      options                             26,568   457,093       59,191   334,123   1,987,613   1,780,051
   Contract charges                          (52)      (73)         (35)      (35)       (190)       (145)
   Contract surrenders                   (23,270)  (33,612)     (12,005)   (1,035)    (68,794)     (9,162)
   Transfers to other funding
      options                               (893)   (1,872)     (13,968)   (1,770)   (445,197)    (93,046)
   Other receipts (payments)                  --        --           --        --      (2,430)     (4,668)
                                        --------  --------     --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        3,353   421,536       35,978   331,283   1,476,455   1,708,846
                                        --------  --------     --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                    23,436   443,864       54,294   345,369   1,479,534   1,834,798
NET ASSETS:
   Beginning of period                   443,864        --      345,369        --   1,834,798          --
                                        --------  --------     --------  --------  ----------  ----------
   End of period                        $467,300  $443,864     $399,663  $345,369  $3,314,332  $1,834,798
                                        ========  ========     ========  ========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                       MIST LORD ABBETT    MIST MET/AIM CAPITAL  MIST MET/AIM CAPITAL     MIST MET/AIM
                                         MID-CAP VALUE         APPRECIATION          APPRECIATION       SMALL CAP GROWTH
                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           (CLASS B)             (CLASS A)             (CLASS E)            (CLASS A)
                                     --------------------  --------------------  --------------------  -----------------
                                        2007     2006 (c)     2007   2006 (c)       2007 (b)  2006       2007   2006 (c)
                                     ----------  --------   -------  --------       --------  ----     -------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (20,945)  $  (22)   $(1,090) $   (790)      $ (7,589) $--      $  (695) $  (369)
   Net realized gains (losses)           (2,077)      --        (12)    7,318          3,232   --          552      304
   Change in unrealized gains
      (losses) on investments          (149,855)     213      7,370    (7,542)        19,798   --        3,038     (217)
                                     ----------   ------    -------  --------       --------  ---      -------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               (172,877)     191      6,268    (1,014)        15,441   --        2,895     (282)
                                     ----------   ------    -------  --------       --------  ---      -------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   50       --      2,974        --         23,659   --           --       24
   Transfers from other funding
      options                         1,754,435    8,240        905    82,798        635,776   --        9,536   30,774
   Contract charges                        (164)      --        (19)      (19)           (62)  --          (17)      (4)
   Contract surrenders                  (66,312)      --     (2,510)   (1,614)       (50,828)  --           --       --
   Transfers to other funding
      options                           (23,970)      --     (2,364)  (18,256)       (22,099)  --         (460)      --
   Other receipts (payments)                 --       --         --        --             --   --           --       --
                                     ----------   ------    -------  --------       --------  ---      -------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,664,039    8,240     (1,014)   62,909        586,446   --        9,059   30,794
                                     ----------   ------    -------  --------       --------  ---      -------  --------
      Net increase (decrease)
         in net assets                1,491,162    8,431      5,254    61,895        601,887   --       11,954   30,512
NET ASSETS:
   Beginning of period                    8,431       --     61,895        --             --   --       30,512       --
                                     ----------   ------    -------  --------       --------  ---      -------  --------
   End of period                     $1,499,593   $8,431    $67,149  $ 61,895       $601,887  $--      $42,466  $30,512
                                     ==========   ======    =======  ========       ========  ===      =======  ========

   The accompanying notes are an integral part of these financial statements.

                                          MIST                                    MIST
                                      MFS RESEARCH          MIST            NEUBERGER BERMAN
                                      INTERNATIONAL       MFS VALUE            REAL ESTATE
                                       SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                        (CLASS B)         (CLASS A)             (CLASS A)
                                     --------------  ------------------  ----------------------
                                     2007 (b)  2006    2007    2006 (c)     2007      2006 (c)
                                     --------  ----  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (1,529)  $--  $ (6,362) $    303  $  (18,855) $  (28,362)
   Net realized gains (losses)             71    --     8,659    12,449     207,066      12,199
   Change in unrealized gains
      (losses) on investments           2,960    --    13,770    12,915    (561,827)    440,808
                                     --------   ---  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                1,502    --    16,067    25,667    (373,616)    424,645
                                     --------   ---  --------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              4,584    --        --     2,100       5,806      33,091
   Transfers from other funding
      options                         213,002    --    76,215   284,673      55,153   2,061,507
   Contract charges                       (16)   --       (88)      (86)       (134)       (228)
   Contract surrenders                   (266)   --   (16,803)   (6,575)    (36,002)    (28,939)
   Transfers to other funding
      options                            (900)   --   (20,329)   (4,735)   (164,109)   (117,834)
   Other receipts (payments)               --    --        --        --      (1,601)         --
                                     --------   ---  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   216,404    --    38,995   275,377    (140,887)  1,947,597
                                     --------   ---  --------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                217,906    --    55,062   301,044    (514,503)  2,372,242
NET ASSETS:
   Beginning of period                     --    --   301,044        --   2,372,242          --
                                     --------   ---  --------  --------  ----------  ----------
   End of period                     $217,906   $--  $356,106  $301,044  $1,857,739  $2,372,242
                                     ========   ===  ========  ========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      MIST OPPENHEIMER
                                           CAPITAL       MIST PIMCO INFLATION         MIST            MIST PIONEER
                                        APPRECIATION        PROTECTED BOND        PIONEER FUND        MID-CAP VALUE
                                         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                          (CLASS B)            (CLASS A)            (CLASS A)           (CLASS A)
                                     ------------------  --------------------  ------------------  ------------------
                                       2007    2006 (c)     2007 (b)   2006       2007   2006 (c)  2007 (a)  2006 (c)
                                     --------  --------    ----------  ----     -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $(17,135) $(10,145)   $  (15,247)  $--     $  (675) $  (734)  $    (3)  $  (122)
   Net realized gains (losses)         73,980      (461)        1,524    --         635       56       882       455
   Change in unrealized gains
      (losses) on investments          59,374    25,668        86,586    --       1,726    4,716      (262)      262
                                     --------  --------    ----------   ---     -------  -------   -------   -------
      Net increase (decrease)
         in net assets resulting
         from operations              116,219    15,062        72,863    --       1,686    4,038       617       595
                                     --------  --------    ----------   ---     -------  -------   -------   -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --    57,315           520    --          --       --        --        --
   Transfers from other funding
      options                          37,656   887,532     1,308,397    --       6,312   55,747        --    13,772
   Contract charges                      (137)     (132)         (215)   --         (16)     (15)       --        --
   Contract surrenders                (25,044)   (8,638)      (81,776)   --      (3,515)      --        --        --
   Transfers to other funding
      options                         (75,888)     (662)      (35,248)   --        (354)    (778)   (6,522)   (8,461)
   Other receipts (payments)           (6,022)       --            --    --          --       --        (1)       --
                                     --------  --------    ----------   ---     -------  -------   -------   -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (69,435)  935,415     1,191,678    --       2,427   54,954    (6,523)    5,311
                                     --------  --------    ----------   ---     -------  -------   -------   -------
      Net increase (decrease)
         in net assets                 46,784   950,477     1,264,541    --       4,113   58,992    (5,906)    5,906
NET ASSETS:
   Beginning of period                950,477        --            --    --      58,992       --     5,906        --
                                     --------  --------    ----------   ---     -------  -------   -------   -------
   End of period                     $997,261  $950,477    $1,264,541   $--     $63,105  $58,992   $    --   $ 5,906
                                     ========  ========    ==========   ===     =======  =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

                                                MIST               MIST THIRD AVENUE       MSF BLACKROCK
                                      PIONEER STRATEGIC INCOME      SMALL CAP VALUE      AGGRESSIVE GROWTH
                                             SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                              (CLASS A)                (CLASS B)             (CLASS D)
                                      ------------------------  ----------------------  ------------------
                                           2007    2006 (c)        2007      2006 (c)     2007    2006 (c)
                                         --------  --------     ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (6,866) $ 22,289     $  (21,553) $  (11,172) $ (5,020) $ (3,105)
   Net realized gains (losses)              1,577       557         78,922         280     2,578      (598)
   Change in unrealized gains
      (losses) on investments              35,800    (1,678)      (202,186)     43,671    48,182    (2,847)
                                         --------  --------     ----------  ----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                   30,511    21,168       (144,817)     32,779    45,740    (6,550)
                                         --------  --------     ----------  ----------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  3,320     2,976          4,815      11,017     1,080     8,196
   Transfers from other funding
      options                              74,746   639,808        927,223   1,476,566     1,199   263,536
   Contract charges                           (85)      (95)          (270)        (70)      (32)      (45)
   Contract surrenders                    (32,667)  (23,186)      (137,111)    (12,943)  (21,384)   (3,507)
   Transfers to other funding
      options                             (20,208)   (3,449)      (287,319)    (18,608)   (2,164)      (78)
   Other receipts (payments)                   --        --         (3,844)         --        --    (3,039)
                                         --------  --------     ----------  ----------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        25,106   616,054        503,494   1,455,962   (21,301)  265,063
                                         --------  --------     ----------  ----------  --------  --------
      Net increase (decrease)
         in net assets                     55,617   637,222        358,677   1,488,741    24,439   258,513
NET ASSETS:
   Beginning of period                    637,222        --      1,488,741          --   258,513        --
                                         --------  --------     ----------  ----------  --------  --------
   End of period                         $692,839  $637,222     $1,847,418  $1,488,741  $282,952  $258,513
                                         ========  ========     ==========  ==========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      MSF BLACKROCK BOND INCOME  MSF BLACKROCK MONEY MARKET
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS A)                   (CLASS A)
                                      -------------------------  --------------------------
                                          2007      2006 (c)          2007       2006 (c)
                                       ----------  ----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $   13,527  $  (11,520)    $    77,828  $    29,537
   Net realized gains (losses)              4,723         696              --           --
   Change in unrealized gains
      (losses) on investments              27,229      47,231              --           --
                                       ----------  ----------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   45,479      36,407          77,828       29,537
                                       ----------  ----------     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  4,853      14,734         137,982      167,491
   Transfers from other funding
      options                             167,943     977,883       8,347,327    2,672,091
   Contract charges                          (304)       (349)           (150)        (187)
   Contract surrenders                    (50,130)    (19,688)       (579,039)    (128,033)
   Transfers to other funding
      options                             (48,328)     (8,775)     (1,100,043)  (1,441,211)
   Other receipts (payments)                   --          --         (37,982)          --
                                       ----------  ----------     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        74,034     963,805       6,768,095    1,270,151
                                       ----------  ----------     -----------  -----------
      Net increase (decrease)
         in net assets                    119,513   1,000,212       6,845,923    1,299,688
NET ASSETS:
   Beginning of period                  1,000,212          --       1,299,688           --
                                       ----------  ----------     -----------  -----------
   End of period                       $1,119,725  $1,000,212     $ 8,145,611  $ 1,299,688
                                       ==========  ==========     ===========  ===========

                                        MSF FI LARGE CAP    MSF FI VALUE LEADERS
                                           SUBACCOUNT            SUBACCOUNT
                                            (CLASS A)             (CLASS D)
                                      -------------------  ----------------------
                                         2007    2006 (c)     2007      2006 (c)
                                      ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $ (11,022) $ (8,088) $  (11,530) $  (13,607)
   Net realized gains (losses)           46,815    (1,832)    106,803      (1,367)
   Change in unrealized gains
      (losses) on investments           (19,848)   17,309     (70,350)     42,081
                                      ---------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 15,945     7,389      24,923      27,107
                                      ---------  --------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --    11,778       2,974       3,902
   Transfers from other funding
      options                            49,961   682,177      38,717   1,171,654
   Contract charges                        (164)     (169)       (173)       (179)
   Contract surrenders                 (106,870)   (9,539)    (57,549)    (27,313)
   Transfers to other funding
      options                           (67,505)  (14,225)    (41,899)     (1,212)
   Other receipts (payments)                 --     1,303          --      (2,839)
                                      ---------  --------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (124,578)  671,325     (57,930)  1,144,013
                                      ---------  --------  ----------  ----------
      Net increase (decrease)
         in net assets                 (108,633)  678,714     (33,007)  1,171,120
NET ASSETS:
   Beginning of period                  678,714        --   1,171,120          --
                                      ---------  --------  ----------  ----------
   End of period                      $ 570,081  $678,714  $1,138,113  $1,171,120
                                      =========  ========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                     MSF METLIFE AGGRESSIVE  MSF METLIFE CONSERVATIVE
                                           ALLOCATION               ALLOCATION         MSF METLIFE MODERATE ALLOCATION
                                           SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                            (CLASS B)                (CLASS B)                    (CLASS B)
                                     ----------------------  ------------------------  -------------------------------
                                          2007   2006 (c)          2007    2006 (c)            2007    2006 (c)
                                        -------  --------        --------  --------          --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  (446)  $  (282)       $ (1,381) $  (405)          $ (4,352) $ (2,654)
   Net realized gains (losses)              111        (4)            119       12                794        10
   Change in unrealized gains
      (losses) on investments               886     2,018           4,630    3,343              9,971    14,618
                                        -------   -------        --------  -------           --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                    551     1,732           3,368    2,950              6,413    11,974
                                        -------   -------        --------  -------           --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --        --              --       --                 --        --
   Transfers from other funding
      options                                --    29,161          44,973   63,575              7,777   231,250
   Contract charges                         (30)      (30)             (3)      (2)               (30)       --
   Contract surrenders                       --        --              --       --                 --        --
   Transfers to other funding
      options                                --        --              --      (38)                --       (33)
   Other receipts (payments)                 (1)       --              --       --                 --        --
                                         -------   -------        --------  -------           --------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions         (31)   29,131          44,970   63,535              7,747   231,217
                                        -------   -------        --------  -------           --------  --------
      Net increase (decrease)
         in net assets                      520    30,863          48,338   66,485             14,160   243,191
NET ASSETS:
   Beginning of period                   30,863        --          66,485       --            243,191        --
                                        -------   -------        --------  -------           --------  --------
   End of period                        $31,383   $30,863        $114,823  $66,485           $257,351  $243,191
                                        =======   =======        ========  =======           ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MSF METLIFE MODERATE TO
                                      AGGRESSIVE ALLOCATION   MSF MFS TOTAL RETURN
                                            SUBACCOUNT             SUBACCOUNT
                                            (CLASS B)               (CLASS B)
                                     -----------------------  --------------------
                                           2007   2006 (c)       2007 (b)  2006
                                         -------  --------       --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (139)    $--          $  (10)   $--
   Net realized gains (losses)                (5)     --              --     --
   Change in unrealized gains
      (losses) on investments               (868)     --              36     --
                                         -------     ---          ------    ---
      Net increase (decrease)
         in net assets resulting
         from operations                  (1,012)     --              26     --
                                         -------     ---          ------    ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --      --           8,800     --
   Transfers from other funding
      options                             20,558      --              --     --
   Contract charges                           --      --              --     --
   Contract surrenders                        --      --              --     --
   Transfers to other funding
      options                                 --      --             (23)    --
   Other receipts (payments)                  --      --              --     --
                                         -------     ---          ------    ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions       20,558      --           8,777     --
                                         -------     ---          ------    ---
      Net increase (decrease)
         in net assets                    19,546      --           8,803     --
NET ASSETS:
   Beginning of period                        --      --              --     --
                                         -------     ---          ------    ---
   End of period                         $19,546     $--          $8,803    $--
                                         =======     ===          ======    ===

                                       MSF MFS TOTAL RETURN  MSF OPPENHEIMER GLOBAL EQUITY
                                            SUBACCOUNT                 SUBACCOUNT
                                             (CLASS F)                 (CLASS B)
                                     ----------------------  -----------------------------
                                        2007      2006 (c)          2007      2006 (c)
                                     ----------  ----------      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    4,160  $  (35,410)     $  (39,839) $  (46,188)
   Net realized gains (losses)          117,722       6,722         126,166     (12,312)
   Change in unrealized gains
      (losses) on investments           (54,309)    212,100         102,168     264,805
                                     ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 67,573     183,412         188,495     206,305
                                     ----------  ----------      ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               11,379      97,979         145,021      93,957
   Transfers from other funding
      options                            67,998   2,896,570         205,873   4,145,288
   Contract charges                        (560)       (582)           (447)       (474)
   Contract surrenders                 (136,176)   (170,822)       (266,884)    (47,889)
   Transfers to other funding
      options                          (117,094)   (153,327)       (318,146)   (182,112)
   Other receipts (payments)             (2,518)     (3,034)             27     (45,379)
                                     ----------  ----------      ----------  ----------
     Net increase (decrease)
         in net assets resulting
         from contract transactions    (176,971)  2,666,784        (234,556)  3,963,391
                                     ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets                 (109,398)  2,850,196         (46,061)  4,169,696
NET ASSETS:
   Beginning of period                2,850,196          --       4,169,696          --
                                     ----------  ----------      ----------  ----------
   End of period                     $2,740,798  $2,850,196      $4,123,635  $4,169,696
                                     ==========  ==========      ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      MSF T. ROWE PRICE  MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                      LARGE CAP GROWTH          HIGH YIELD BOND               U.S. GOVERNMENT
                                         SUBACCOUNT               SUBACCOUNT                    SUBACCOUNT
                                          (CLASS B)                (CLASS A)                     (CLASS A)
                                     ------------------  ----------------------------  ----------------------------
                                       2007    2006 (c)      2007 (a)     2006 (c)           2007        2006 (c)
                                     --------  --------     ---------     --------         --------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (1,086) $  (709)     $  46,571     $ (6,328)        $  1,947    $  (1,847)
   Net realized gains (losses)          3,725       (5)         8,407          673              499          935
   Change in unrealized gains
      (losses) on investments           2,477    4,868        (36,260)      36,260            1,900        6,440
                                     --------  -------      ---------     --------         --------    ---------
      Net increase (decrease)
         in net assets resulting
         from operations                5,116    4,154         18,718       30,605            4,346        5,528
                                     --------  -------      ---------     --------         --------    ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,131    1,131            988        9,880              900       14,882
   Transfers from other funding
      options                          15,744   58,564          1,599      508,598            6,671      292,290
   Contract charges                        (7)     (12)            --          (53)            (149)        (143)
   Contract surrenders                (24,924)      --        (48,840)     (12,059)          (8,271)     (18,254)
   Transfers to other funding
      options                          (2,445)      --       (498,370)     (11,066)          (4,156)    (136,397)
   Other receipts (payments)               --       --             --           --               --           --
                                     --------  -------      ---------     --------         --------    ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (10,501)  59,683       (544,623)     495,300           (5,005)     152,378
                                     --------  -------      ---------     --------         --------    ---------
      Net increase (decrease)
         in net assets                 (5,385)  63,837       (525,905)     525,905             (659)     157,906
NET ASSETS:
   Beginning of period                 63,837       --        525,905           --          157,906           --
                                     --------  -------      ---------     --------         --------    ---------
   End of period                     $ 58,452  $63,837      $      --     $525,905         $157,247    $ 157,906
                                     ========  =======      =========     ========         ========    =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                       PIMCO VIT REAL RETURN  PIMCO VIT TOTAL RETURN  PIONEER AMERICA INCOME VCT  PIONEER BOND VCT
                                            SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT             SUBACCOUNT
                                      (ADMINISTRATIVE CLASS)  (ADMINISTRATIVE CLASS)           (CLASS II)             (CLASS II)
                                     -----------------------  ----------------------  --------------------------  ----------------
                                       2007 (a)      2006         2007       2006       2007 (d)        2006       2007 (e)   2006
                                     -----------  ----------  ----------  ----------  ------------  ------------  ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    11,701  $   28,457  $   72,299  $   60,759   $    22,458   $  23,727    $    3,960  $--
   Net realized gains (losses)           (71,184)     31,035      (8,246)      3,105       (12,572)    (10,972)           52   --
   Change in unrealized gains
      (losses) on investments             83,785     (72,403)     94,670     (19,836)       23,909        (936)        7,314   --
                                     -----------  ----------  ----------  ----------   -----------   ---------    ----------  ---
      Net increase (decrease)
         in net assets resulting
         from operations                  24,302     (12,911)    158,723      44,028        33,795      11,819        11,326   --
                                     -----------  ----------  ----------  ----------   -----------   ---------    ----------  ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 2,412      77,760      21,764      61,060       105,292      33,050            --   --
   Transfers from other funding
      options                             29,549     111,676     169,863     213,779       118,381     262,721     1,082,220   --
   Contract charges                           (4)       (241)       (347)       (386)          (69)        (79)           --   --
   Contract surrenders                   (11,954)     (9,741)   (171,817)   (156,148)      (78,030)    (14,855)       (5,140)  --
   Transfers to other funding
      options                         (1,260,488)    (27,741)   (148,518)   (135,889)   (1,063,549)   (321,548)       (8,627)  --
   Other receipts (payments)              (1,893)         --          --        (718)           --          --            --   --
                                     -----------  ----------  ----------  ----------   -----------   ---------    ----------  ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,242,378)    151,713    (129,055)    (18,302)     (917,975)    (40,711)    1,068,453   --
                                     -----------  ----------  ----------  ----------   -----------   ---------    ----------  ---
      Net increase (decrease)
         in net assets                (1,218,076)    138,802      29,668      25,726      (884,180)    (28,892)    1,079,779   --
NET ASSETS:
   Beginning of period                 1,218,076   1,079,274   2,407,514   2,381,788       884,180     913,072            --   --
                                     -----------  ----------  ----------  ----------   -----------   ---------    ----------  ---
   End of period                     $        --  $1,218,076  $2,437,182  $2,407,514   $        --   $ 884,180    $1,079,779  $--
                                     ===========  ==========  ==========  ==========   ===========   =========    ==========  ===

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER CULLEN VALUE VCT  PIONEER EMERGING MARKETS VCT  PIONEER EQUITY INCOME VCT
                                           SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                           (CLASS II)                   (CLASS II)                   (CLASS II)
                                     ------------------------  ----------------------------  -------------------------
                                         2007        2006          2007         2006            2007          2006
                                     -----------  -----------  -------------  -------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (9,111)  $ (7,761)    $  (17,729)     $ (9,368)     $    9,216   $    8,555
   Net realized gains (losses)            16,631      2,410        170,865       105,775         118,630       66,951
   Change in unrealized gains
      (losses) on investments             28,019     70,400        244,212        79,725        (155,253)     234,957
                                      ----------   --------     ----------      --------      ----------   ----------
   Net increase (decrease)
      in net assets resulting
      from operations                     35,539     65,049        397,348       176,132         (27,407)     310,463
                                      ----------   --------     ----------      --------      ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               522,033    384,589        239,342       209,246         168,227      119,341
   Transfers from other funding
      options                             40,736    148,582        299,383        14,068         129,916      188,823
   Contract charges                          (80)       (42)          (110)          (86)           (198)        (221)
   Contract surrenders                   (41,247)   (16,949)       (14,359)      (46,312)       (118,864)     (56,974)
   Transfers to other funding
      options                            (75,720)    (9,986)      (125,747)      (85,099)       (175,777)    (135,815)
   Other receipts (payments)                  --    (22,755)        (7,918)           --               9       (5,981)
                                      ----------   --------     ----------      --------      ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      445,722    483,439        390,591        91,817           3,313      109,173
                                      ----------   --------     ----------      --------      ----------   ----------
      Net increase (decrease)
         in net assets                   481,261    548,488        787,939       267,949         (24,094)     419,636
NET ASSETS:
   Beginning of period                   787,058    238,570        777,909       509,960       1,952,205    1,532,569
                                      ----------   --------     ----------      --------      ----------   ----------
   End of period                      $1,268,319   $787,058     $1,565,848      $777,909      $1,928,111   $1,952,205
                                      ==========   ========     ==========      ========      ==========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER EQUITY OPPORTUNITY VCT         PIONEER FUND VCT
                                               SUBACCOUNT                      SUBACCOUNT
                                               (CLASS II)                      (CLASS II)
                                     ------------------------------  ------------------------------
                                        2007 (d)        2006 (c)           2007            2006
                                     --------------  --------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (1,630)      $   (106)        $  (16,835)      $  (13,000)
   Net realized gains (losses)             5,851            577             77,227           19,594
   Change in unrealized gains
      (losses) on investments               (468)           468              2,025          232,417
                                       ---------       --------         ----------       ----------
   Net increase (decrease)
      in net assets resulting
      from operations                      3,753            939             62,417          239,011
                                       ---------       --------         ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               108,713         29,882             37,058           61,508
   Transfers from other funding
      options                             68,041         26,826            711,886           71,676
   Contract charges                           --             --               (296)            (331)
   Contract surrenders                        --             --           (263,575)         (74,396)
   Transfers to other funding
      options                           (204,794)       (27,277)           (65,047)         (39,423)
   Other receipts (payments)              (6,083)            --            (11,945)         (11,721)
                                       ---------       --------         ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (34,123)        29,431            408,081            7,313
                                       ---------       --------         ----------       ----------
      Net increase (decrease)
         in net assets                   (30,370)        30,370            470,498          246,324
NET ASSETS:
   Beginning of period                    30,370             --          1,938,951        1,692,627
                                       ---------       --------         ----------       ----------
   End of period                       $      --       $ 30,370         $2,409,449       $1,938,951
                                       =========       ========         ==========       ==========

                                     PIONEER GLOBAL HIGH YIELD VCT   PIONEER HIGH YIELD VCT
                                              SUBACCOUNT                   SUBACCOUNT
                                              (CLASS II)                   (CLASS II)
                                     -----------------------------  -----------------------
                                           2007          2006         2007          2006
                                     ---------------  ------------  ----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  32,814    $   9,944     $   57,142   $   56,928
   Net realized gains (losses)               9,190        5,257         10,523        2,972
   Change in unrealized gains
      (losses) on investments              (44,525)       3,740         (4,093)      43,256
                                         ---------    ---------     ----------   ----------
   Net increase (decrease)
      in net assets resulting
      from operations                       (2,521)      18,941         63,572      103,156
                                         ---------    ---------     ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 392,658       15,706        128,273       39,405
   Transfers from other funding
      options                              521,728      409,794        554,335      579,487
   Contract charges                            (13)          (1)          (245)        (272)
   Contract surrenders                     (28,990)      (8,142)      (236,043)     (32,725)
   Transfers to other funding
      options                             (487,531)    (314,275)      (493,500)    (797,699)
   Other receipts (payments)                    --      (22,324)            --           --
                                         ---------    ---------     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        397,852       80,758        (47,180)    (211,804)
                                         ---------    ---------     ----------   ----------
      Net increase (decrease)
         in net assets                     395,331       99,699         16,392     (108,648)
NET ASSETS:
   Beginning of period                     211,588      111,889      1,620,922    1,729,570
                                         ---------    ---------     ----------   ----------
   End of period                         $ 606,919    $ 211,588     $1,637,314   $1,620,922
                                         =========    =========     ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER IBBOTSON AGGRESSIVE  PIONEER IBBOTSON GROWTH  PIONEER IBBOTSON MODERATE
                                           ALLOCATION VCT             ALLOCATION VCT            ALLOCATION VCT
                                             SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                             (CLASS II)                 (CLASS II)                (CLASS II)
                                     ---------------------------  -----------------------  -------------------------
                                           2007      2006            2007         2006          2007       2006
                                         --------  --------       ----------   ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (1,734) $ (1,041)      $  (62,875)  $  (59,331)  $  (48,139) $  (37,339)
   Net realized gains (losses)              7,714       524          192,462       32,095       83,309      16,958
   Change in unrealized gains
      (losses) on investments              (2,729)    6,975           63,924      407,159      125,204     257,569
                                         --------  --------       ----------   ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    3,251     6,458          193,511      379,923      160,374     237,188
                                         --------  --------       ----------   ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --   119,581        1,731,724    3,354,378      764,582   3,691,653
   Transfers from other funding
      options                              82,934     8,881            5,860      180,430       66,130     547,878
   Contract charges                           (60)      (53)          (1,166)        (543)        (278)       (100)
   Contract surrenders                         --        --          (68,668)     (55,411)    (110,888)    (56,469)
   Transfers to other funding
      options                                  --        --          (63,220)    (347,654)      (1,654)         --
   Other receipts (payments)              (14,334)       --          (14,151)          --      (10,452)    (44,276)
                                         --------  --------       ----------   ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        68,540   128,409        1,590,379    3,131,200      707,440   4,138,686
                                         --------  --------       ----------   ----------   ----------  ----------
      Net increase (decrease)
         in net assets                     71,791   134,867        1,783,890    3,511,123      867,814   4,375,874
NET ASSETS:
   Beginning of period                    174,516    39,649        5,355,943    1,844,820    4,784,787     408,913
                                         --------  --------       ----------   ----------   ----------  ----------
   End of period                         $246,307  $174,516       $7,139,833   $5,355,943   $5,652,601  $4,784,787
                                         ========  ========       ==========   ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER INDEPENDENCE VCT  PIONEER INTERNATIONAL VALUE VCT
                                            SUBACCOUNT                   SUBACCOUNT
                                            (CLASS II)                   (CLASS II)
                                     ------------------------  -------------------------------
                                          2007      2006               2007       2006
                                        --------  --------          ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $ (8,086) $ (7,090)         $  (13,596) $ (6,237)
   Net realized gains (losses)             8,659     4,267              22,929    14,253
   Change in unrealized gains
      (losses) on investments             23,571    29,345              71,795    62,376
                                        --------  --------          ----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  24,144    26,522              81,128    70,392
                                        --------  --------          ----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                31,399    26,341             202,947    27,427
   Transfers from other funding
      options                              2,942    34,206             177,530   270,989
   Contract charges                          (73)      (90)                (59)      (44)
   Contract surrenders                   (10,740)  (29,580)            (25,823)   (6,900)
   Transfers to other funding
      options                            (22,184)   (7,318)            (35,486)  (63,594)
   Other receipts (payments)                  (9)       --                  (8)       --
                                        --------  --------          ----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        1,335    23,559             319,101   227,878
                                        --------  --------          ----------  --------
      Net increase (decrease)
         in net assets                    25,479    50,081             400,229   298,270
NET ASSETS:
   Beginning of period                   421,166   371,085             627,991   329,721
                                        --------  --------          ----------  --------
   End of period                        $446,645  $421,166          $1,028,220  $627,991
                                        ========  ========          ==========  ========

                                                               PIONEER OAK RIDGE LARGE CAP
                                    PIONEER MID CAP VALUE VCT          GROWTH VCT
                                           SUBACCOUNT                  SUBACCOUNT
                                           (CLASS II)                  (CLASS II)
                                    -------------------------  ---------------------------
                                        2007        2006            2007        2006
                                     ----------  ----------      ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (20,627) $  (27,552)     $  (16,825) $  (15,026)
   Net realized gains (losses)          162,945     399,188          16,878      23,301
   Change in unrealized gains
      (losses) on investments           (86,138)   (215,397)         66,417       4,214
                                     ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 56,180     156,239          66,470      12,489
                                     ----------  ----------      ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               68,694      98,996          68,560      74,096
   Transfers from other funding
      options                           119,415      23,243          44,404     250,921
   Contract charges                        (169)       (179)            (86)       (132)
   Contract surrenders                  (86,929)    (25,405)        (37,043)    (38,321)
   Transfers to other funding
      options                          (120,329)   (122,954)        (58,874)    (72,841)
   Other receipts (payments)            (11,670)     (3,111)             --     (21,135)
                                     ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (30,988)    (29,410)         16,961     192,588
                                     ----------  ----------      ----------  ----------
      Net increase (decrease)
         in net assets                   25,192     126,829          83,431     205,077
NET ASSETS:
   Beginning of period                1,611,228   1,484,399       1,020,530     815,453
                                     ----------  ----------      ----------  ----------
   End of period                     $1,636,420  $1,611,228      $1,103,961  $1,020,530
                                     ==========  ==========      ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                                     PIONEER SMALL AND MID CAP
                                     PIONEER REAL ESTATE SHARES VCT          GROWTH VCT         PIONEER SMALL CAP VALUE VCT
                                               SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                               (CLASS II)                    (CLASS II)                  (CLASS II)
                                     ------------------------------  -------------------------  ---------------------------
                                            2007        2006             2007 (d)     2006             2007       2006
                                         ----------  ----------         ---------  ---------        ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $    9,582  $    5,318         $  (4,812) $ (5,118)        $ (10,473) $ (12,183)
   Net realized gains (losses)              175,032      87,970            92,982     2,664           172,282     63,878
   Change in unrealized gains
      (losses) on investments              (490,013)    255,685           (39,913)   17,345          (227,542)    29,873
                                         ----------  ----------         ---------  --------         ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                   (305,399)    348,973            48,257    14,891           (65,733)    81,568
                                         ----------  ----------         ---------  --------         ---------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  166,671      38,770            12,921    23,050            66,902     73,741
   Transfers from other funding
      options                                88,024     135,520            31,304     7,803            48,034    193,140
   Contract charges                            (137)       (157)              (41)      (45)             (108)      (113)
   Contract surrenders                      (17,958)    (13,350)           (3,848)   (8,120)          (17,079)   (26,256)
   Transfers to other funding
      options                              (214,949)    (75,099)         (379,104)  (17,621)          (71,071)  (298,939)
   Other receipts (payments)                (13,529)    (11,661)               --        --            (5,325)        --
                                         ----------  ----------         ---------  --------         ---------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           8,122      74,023          (338,768)    5,067            21,353    (58,427)
                                         ----------  ----------         ---------  --------         ---------  ---------
      Net increase (decrease)
         in net assets                     (297,277)    422,996          (290,511)   19,958           (44,380)    23,141
NET ASSETS:
   Beginning of period                    1,465,893   1,042,897           290,511   270,553           716,593    693,452
                                         ----------  ----------         ---------  --------         ---------  ---------
   End of period                         $1,168,616  $1,465,893         $      --  $290,511         $ 672,213  $ 716,593
                                         ==========  ==========         =========  ========         =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PIONEER STRATEGIC INCOME VCT   PIONEER VALUE VCT
                                              SUBACCOUNT                SUBACCOUNT
                                              (CLASS II)                (CLASS II)
                                     ----------------------------  -------------------
                                            2007        2006        2007 (d)    2006
                                        -----------  ----------    ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    72,740  $   67,665    $   7,700  $(11,484)
   Net realized gains (losses)                5,144       1,870      103,617    43,343
   Change in unrealized gains
      (losses) on investments                16,191      13,606     (109,136)   51,330
                                        -----------  ----------    ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                     94,075      83,141        2,181    83,189
                                        -----------  ----------    ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  188,680     106,142        9,618        50
   Transfers from other funding
      options                               427,338   1,016,620       25,625    25,068
   Contract charges                            (255)       (275)        (112)     (128)
   Contract surrenders                     (152,641)    (68,990)     (23,575)  (24,291)
   Transfers to other funding
      options                            (1,056,775)   (381,711)    (727,022)  (33,578)
   Other receipts (payments)                     --      (8,261)      (5,773)       --
                                        -----------  ----------    ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (593,653)    663,525     (721,239)  (32,879)
                                        -----------  ----------    ---------  --------
      Net increase (decrease)
         in net assets                     (499,578)    746,666     (719,058)   50,310
NET ASSETS:
   Beginning of period                    2,752,437   2,005,771      719,058   668,748
                                        -----------  ----------    ---------  --------
   End of period                        $ 2,252,859  $2,752,437    $      --  $719,058
                                        ===========  ==========    =========  ========

                                     PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS IB)                    (CLASS IB)
                                     ------------------------------  -------------------------
                                            2007 (a)    2006             2007 (a)    2006
                                            --------  -------           ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)             $  2,012  $  (979)          $    (473) $(12,461)
   Net realized gains (losses)                39,512    2,054             149,979    85,925
   Change in unrealized gains
      (losses) on investments                (34,520)  17,140             (93,947)   37,054
                                            --------  -------           ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                       7,004   18,215              55,559   110,518
                                            --------  -------           ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                        --       --               3,616    84,315
   Transfers from other funding
      options                                     --       --                 528    63,132
   Contract charges                               --      (12)                 --      (191)
   Contract surrenders                          (813)  (2,925)            (63,259)  (11,028)
   Transfers to other funding
      options                                (93,576)  (2,155)           (886,161)  (65,731)
   Other receipts (payments)                     (12)      --                  --        --
                                            --------  -------           ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions          (94,401)  (5,092)           (945,276)   70,497
                                            --------  -------           ---------  --------
      Net increase (decrease)
         in net assets                       (87,397)  13,123            (889,717)  181,015
NET ASSETS:
   Beginning of period                        87,397   74,274             889,717   708,702
                                            --------  -------           ---------  --------
   End of period                            $     --  $87,397           $      --  $889,717
                                            ========  =======           =========  ========

   The accompanying notes are an integral part of these financial statements.

                                     VAN KAMPEN LIT COMSTOCK  VAN KAMPEN LIT ENTERPRISE
                                            SUBACCOUNT               SUBACCOUNT
                                            (CLASS II)               (CLASS II)
                                     -----------------------  -------------------------
                                         2007        2006           2007      2006
                                      ----------  ----------      --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (2,360) $   (7,219)     $    (86) $   (504)
   Net realized gains (losses)            62,052      85,129         3,469     2,487
   Change in unrealized gains
      (losses) on investments           (101,302)     78,591        (2,148)     (491)
                                      ----------  ----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 (41,610)    156,501         1,235     1,492
                                      ----------  ----------      --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                48,037      32,070            --        --
   Transfers from other funding
      options                             57,252     304,263            --        --
   Contract charges                         (126)       (139)           --        --
   Contract surrenders                   (47,434)     (9,255)      (16,049)       --
   Transfers to other funding
      options                           (208,018)   (142,741)           --   (16,335)
   Other receipts (payments)              (1,230)         --            (2)       --
                                      ----------  ----------      --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (151,519)    184,198       (16,051)  (16,335)
      Net increase (decrease)
         in net assets                  (193,129)    340,699       (14,816)  (14,843)
NET ASSETS:
   Beginning of period                 1,284,748     944,049        14,816    29,659
                                      ----------  ----------      --------  --------
   End of period                      $1,091,619  $1,284,748      $     --  $ 14,816
                                      ==========  ==========      ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period January 1, 2007 to November 9, 2007.

(e)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

1. ORGANIZATION

MetLife of CT Separate Account Thirteen for Variable Annuities ("the Separate Account'), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AIM Variable Insurance Funds ("AIM V.I.")
American Funds Insurance Series ("American Funds")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series, ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AIM V.I. Mid Cap Core Equity Subaccount (Series II)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Aggressive Growth Subaccount (Class II)
LMPVET Appreciation Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)

LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer Bond VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)

Pioneer Independence VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)*

* These Subaccounts had no net assets as of December 31, 2007.

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
LMPVPI Total Return Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPI All Cap Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPII Growth and Income Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
MIST Pioneer Mid-Cap Value Subaccount
Pioneer America Income VCT Subaccount
Pioneer Equity Opportunity VCT Subaccount
Pioneer Small and Mid Cap Growth VCT Subaccount
Pioneer Value VCT Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount
PIMCO VIT Real Return Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                   NEW NAME
--------                                   --------
Legg Mason Partners Variable Multiple      Legg Mason Partners Variable Capital
   Discipline Portfolio - Balanced            and Income Portfolio
   All Cap Growth and Value
Legg Mason Partners Variable Social        Legg Mason Partners Variable Social
   Awareness Stock Portfolio                  Awareness Portfolio
Janus Capital Appreciation Portfolio       Janus Forty Portfolio
Pioneer Growth Shares VCT Portfolio        Pioneer Independence VCT Portfolio

MERGERS:

OLD NAME                                   NEW NAME
--------                                   --------
Legg Mason Partners Variable Total         Legg Mason Partners Variable Multiple
   Return Portfolio                           Discipline Portfolio - Balanced
                                              All Cap Growth and Value
Legg Mason Partners Variable All           Legg Mason Partners Variable
   Cap Portfolio                              Fundamental Value Portfolio
Legg Mason Partners Variable Growth and    Legg Mason Partners Variable
   Income Portfolio                           Appreciation Portfolio
MSF Western Asset Management High          MIST BlackRock High Yield Portfolio
   Yield Bond Portfolio
MIST Pioneer Mid-Cap Value Portfolio       MIST Lazard Mid-Cap Portfolio
Pioneer America Income VCT Portfolio       Pioneer Bond VCT Portfolio
Pioneer Value VCT Portfolio                Pioneer Fund VCT Portfolio

SUBSTITUTIONS:

OLD NAME                                   NEW NAME
--------                                   --------
AIM V.I. Capital Appreciation Fund         Met/AIM Capital Appreciation
                                              Portfolio
Lord Abbett Series Mid-Cap Value           Lord Abbett Mid-Cap Value Portfolio
   Portfolio
Lord Abbett Series Growth and Income       Lord Abbett Growth and Income
   Portfolio                                  Portfolio
PIMCO VIT Real Return Portfolio            PIMCO Inflation Protected Bond
                                              Portfolio
Putnam VT International Equity Fund        MFS Research International
                                              Portfolio
Putnam VT Small Cap Value Fund             Third Avenue Small Cap Value
                                              Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                              NEW PORTFOLIO
-------------                              -------------
Black Rock Large-Cap Core Portfolio        Black Rock Large-Cap Core
   (Class A)                                  Portfolio (Class E)

LIQUIDATIONS:

Pioneer Equity Opportunity VCT Portfolio
Pioneer Small and Mid Cap Growth VCT Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the Statement of Changes of Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk                                         1.30% - 1.60%
Administrative                                                     0.15%
Enhanced Stepped-Up Provision                                      0.20%
Guaranteed Minimum Withdrawal Benefit                              0.25% - 1.00%
Guaranteed Minimum Withdrawal Benefit for Life                     0.65% - 0.80%
Guaranteed Minimum Accumulation Benefit                            0.50%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $40,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 6% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliation of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                           MARKET      COST OF        PROCEEDS
                                                               SHARES    VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
AIM V.I. Mid Cap Core Equity Subaccount
   (Series II) (Cost $564,008)                                 42,431      613,124        32,152         71,803
AIM V.I. Capital Appreciation Subaccount
   (Series II) (Cost $0) (a)                                       --           --        19,132        574,141
American Funds Global Growth Subaccount
   (Class 2) (Cost $1,816,967)                                104,889    2,622,225       381,298      1,006,788
American Funds Growth Subaccount
   (Class 2) (Cost $6,298,237)                                124,028    8,275,139     1,396,384      3,431,390
American Funds Growth-Income Subaccount
   (Class 2) (Cost $6,999,143)                                196,268    8,294,288     1,192,955      3,735,930
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $169,360)                             4,843      217,270         4,292         19,572
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $686,308)                            17,077      552,265       144,895         42,707
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $2,680,565)                         95,259    2,615,804       881,903        423,664
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $154,105)                           19,850      178,254        25,900         27,417
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $1,829,929)                         61,866    2,204,295       308,840        591,333
FTVIPT Franklin Rising Dividends Securities Subaccount
   (Class 2) (Cost $2,267,777)                                130,484    2,514,421       409,571        364,193
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
   (Class 2) (Cost $821,165)                                   41,706      955,491       283,366        135,918
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $681,603)                                   67,859    1,085,750       171,292        149,866
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $1,558,464)                                102,800    2,081,698       374,173        290,564
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $30,720)                              4,320       49,419            --            769
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $85,080)                             23,410      121,264         8,370          7,547
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $16,792)                                651       22,788           131          2,058
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $736,815) (b)                               43,402      707,881       822,207         84,762
LMPVET Aggressive Growth Subaccount
   (Class II) (Cost $1,326,866) (b)                            78,234    1,274,439     1,417,498         88,206
LMPVET Appreciation Subaccount
   (Class I) (Cost $132,500) (b)                                4,768      125,683       136,043          3,580
LMPVET Equity Index Subaccount
   (Class II) (Cost $1,638,284)                                57,667    1,937,037       203,436        339,180
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $627,796) (b)                               26,232      568,971       701,048         70,385
LMPVET Investors Subaccount (Class I) (Cost $337,042)          24,802      409,729        20,120         75,059
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $452,772) (b)                               27,401      454,864       470,044         17,666
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $1,041,339)                                 78,608    1,181,484        88,960        126,488
LMPVET Social Awareness Subaccount (Cost $196,095)              7,868      196,081        46,778          3,192
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                  --           --        27,196        513,545
LMPVPI All Cap Subaccount (Class II) (Cost $0) (a)                 --           --         7,041        142,790
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                         --           --         5,203        125,051

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                           MARKET       COST OF        PROCEEDS
                                                              SHARES      VALUE ($)  PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                         --           --        21,844        543,490
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                         --           --        51,466        848,646
LMPVPII Aggressive Growth Subaccount
   (Class II) (Cost $0) (a)                                        --           --        42,429      1,371,674
LMPVET Capital and Income Subaccount
   (Class II) (Cost $829,229) (b)                              57,469      714,346       943,395        115,109
LMPVIT Adjustable Rate Income Subaccount
   (Cost $149,507)                                             14,829      141,322         8,737         18,921
LMPVPI Total Return Subaccount (Class II) (Cost $ 0) (a)           --           --        46,365        817,586
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                        --           --         8,943      1,953,862
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                        --           --        13,367      1,800,817
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $511,495)                                   25,747      464,992        92,999         73,899
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $970,151)                                  115,817      954,330       567,238         94,326
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $554,906) (b)                               50,630      560,473       625,876         72,676
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                         --           --        43,033        633,222
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $85,026)                                     6,477       87,896        25,089         27,295
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $541,567)                                   30,620      528,804       187,761         54,687
MIST Janus Forty Subaccount (Class A) (Cost $378,308)           5,062      424,266       125,686         77,678
MIST Lazard Mid-Cap Subaccount (Class B) (Cost $6,459)            473        5,722         6,523             62
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $462,631)                                   27,236      467,370        76,814         30,440
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $380,296)                                   31,649      399,725        84,296         33,075
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $3,234,801)                                115,538    3,314,784     2,079,259        555,185
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $1,649,469)                                 76,993    1,499,828     1,750,697        106,147
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $67,330)                                     5,559       67,159         4,024          5,963
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $582,183) (b)                               50,629      601,981       657,459         78,507
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $39,652)                                     2,858       42,472        10,005          1,169
MIST MFS Research International Subaccount
   (Class B) (Cost $214,980) (b)                               15,219      217,940       217,400          2,491
MIST MFS Value Subaccount (Class A) (Cost $329,476)            23,681      356,161        81,543         42,771
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $1,979,052)                                131,963    1,858,032       257,159        228,077
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $912,360)                                  101,156      997,401       149,485        174,190

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                           MARKET       COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $1,178,144) (b)                            115,395    1,264,730     1,305,728        129,108
MIST Pioneer Fund Subaccount (Class A) (Cost $56,672)           4,144       63,115         6,809          5,053
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                         --           --           927          6,552
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $658,815)                                   69,155      692,938        79,607         61,328
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $2,006,214)                                117,838    1,847,699     1,027,473        448,445
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $237,661)                                    9,874      282,995         1,775         28,080
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $1,045,427)                                 10,025    1,119,886       196,963        109,336
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $8,146,893)                                 81,468    8,146,893     8,316,229      1,469,149
MSF FI Large Cap Subaccount (Class A) (Cost $572,708)          38,893      570,169        92,536        183,448
MSF FI Value Leaders Subaccount
   (Class D) (Cost $1,166,550)                                  5,814    1,138,281       150,505        115,617
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $28,484)                                     2,489       31,387            78            495
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $106,863)                                   10,327      114,837        45,017          1,376
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $232,798)                                   21,521      257,387         8,190          4,391
MSF MetLife Moderate to Aggressive Allocation Subaccount
   (Class B) (Cost $20,417)                                     1,579       19,549        20,559            137
MSF MFS Total Return Subaccount
   (Class B) (Cost $8,768) (b)                                     58        8,804         8,800             32
MSF MFS Total Return Subaccount
   (Class F) (Cost $2,583,425)                                 17,864    2,741,216       216,690        292,593
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $3,757,289)                                236,483    4,124,262       410,895        622,524
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $51,115)                                     3,565       58,460        16,586         27,455
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                         --           --        55,796        549,646
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $148,926)                                   12,591      157,267        11,342         14,393
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                            --           --        46,985      1,277,783
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $2,414,649)                   232,374    2,437,548       271,952        328,585
Pioneer America Income VCT Subaccount
   (Class II) (Cost $0) (c)                                        --           --       285,897      1,181,504
Pioneer Bond VCT Subaccount
   (Class II) (Cost $1,072,629) (d)                            99,351    1,079,942     1,088,017         15,441
Pioneer Cullen Value VCT Subaccount
   (Class II) (Cost $1,159,300)                                93,548    1,268,510       569,373        132,649
Pioneer Emerging Markets VCT Subaccount
   (Class II) (Cost $1,064,840)                                36,152    1,566,087       647,641        150,854

                                                                                           FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  -----------------------------
                                                                           MARKET       COST OF        PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            ----------  -----------  -------------  --------------
Pioneer Equity Income VCT Subaccount
   (Class II) (Cost $1,713,939)                                80,720    1,928,407       398,984        319,024
Pioneer Equity Opportunity VCT Subaccount
   (Class II) (Cost $0) (c)                                        --           --       227,324        218,953
Pioneer Fund VCT Subaccount (Class II) (Cost $2,021,865)       93,913    2,409,815       758,185        366,767
Pioneer Global High Yield VCT Subaccount
   (Class II) (Cost $647,682)                                  62,963      607,003       960,348        521,352
Pioneer High Yield VCT Subaccount
   (Class II) (Cost $1,649,726)                               148,328    1,637,566       762,497        750,792
Pioneer Ibbotson Aggressive Allocation VCT Subaccount
   (Class II) (Cost $241,500)                                  19,645      246,349       112,456         40,276
Pioneer Ibbotson Growth Allocation VCT Subaccount
   (Class II) (Cost $6,622,253)                               575,425    7,141,027     2,351,030        699,194
Pioneer Ibbotson Moderate Allocation VCT Subaccount
   (Class II) (Cost $5,255,037)                               471,125    5,653,497     1,000,309        279,014
Pioneer Independence VCT Subaccount
   (Class II) (Cost $362,811)                                  28,895      446,713        38,413         45,138
Pioneer International Value VCT Subaccount
   (Class II) (Cost $838,449)                                  55,289    1,028,382       383,388         67,902
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $1,821,662)                                85,554    1,636,657       420,778        293,754
Pioneer Oak Ridge Large Cap Growth VCT Subaccount
   (Class II) (Cost $963,531)                                  84,672    1,104,119       117,051        112,526
Pioneer Real Estate Shares VCT Subaccount
   (Class II) (Cost $1,245,441)                                49,842    1,168,796       405,095        261,636
Pioneer Small and Mid Cap Growth VCT Subaccount
   (Class II) (Cost $0) (c)                                        --           --       148,821        388,698
Pioneer Small Cap Value VCT Subaccount
   (Class II) (Cost $806,741)                                  52,443      672,318       296,650        105,074
Pioneer Strategic Income VCT Subaccount
   (Class II) (Cost $2,255,631)                               208,053    2,253,202       707,233      1,216,284
Pioneer Value VCT Subaccount (Class II) (Cost $0) (c)              --           --       105,050        767,323
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                        --           --        13,487         94,929
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                        --           --        96,759        950,666
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $1,040,454)                                79,115    1,091,782       174,962        299,990
Van Kampen LIT Enterprise Subaccount (Class II) (Cost $0)          --           --            24         16,163

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ----------------------------------  --------------------------------------------------
                                                     UNIT VALUE (1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                             (000s)    HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------  ----------  -------------  ----------------  -----------------
AIM V.I. Mid Cap Core Equity           2007     377   1.296 - 1.728       613        0.05          1.50 - 2.25          6.84 - 7.67
   Subaccount (Series II)              2006     402   1.213 - 1.612       606        0.70          1.50 - 2.25          4.59 - 9.36
                                       2005     414   1.118 - 1.474       571        0.41          1.45 - 2.25          1.08 - 8.14
                                       2004     158   1.190 - 1.392       213        0.05          1.50 - 2.15         6.41 - 11.22
                                       2003      17           1.239        21          --                 2.15                 2.74

AIM V.I. Capital Appreciation          2007      --   1.236 - 1.527        --          --          1.50 - 2.25          6.37 - 6.64
   Subaccount (Series II) (a)          2006     370   1.162 - 1.432       517          --          1.50 - 2.25          3.75 - 4.58
                                       2005     406   1.120 - 1.375       547          --          1.45 - 2.25          2.04 - 7.00
                                       2004     306   1.126 - 1.283       387          --          1.55 - 2.15         0.39 - 14.00
                                       2003      34   1.220 - 1.225        41          --          1.55 - 2.15          3.39 - 9.96

American Funds Global Growth           2007   1,200   1.643 - 2.232     2,622        2.49          1.45 - 2.25        12.30 - 13.18
   Subaccount (Class 2)                2006   1,564   1.463 - 1.972     3,029        0.89          1.45 - 2.25        17.79 - 18.72
                                       2005   1,504   1.242 - 1.661     2,465        0.69          1.45 - 2.25         5.78 - 12.46
                                       2004   1,253   1.114 - 1.477     1,836        0.42          1.45 - 2.25         4.01 - 15.56
                                       2003     346   1.315 - 1.321       455        0.01          1.45 - 2.15         5.85 - 20.73

American Funds Growth                  2007   4,386   1.371 - 1.925     8,274        0.69          1.45 - 2.35         9.69 - 10.76
   Subaccount (Class 2)                2006   5,764   1.242 - 1.738     9,855        0.81          1.45 - 2.35          7.68 - 8.63
                                       2005   5,732   1.148 - 1.600     9,058        0.74          1.45 - 2.35         8.79 - 14.53
                                       2004   4,392   1.086 - 1.397     6,090        0.25          1.45 - 2.35         4.22 - 10.80
                                       2003   1,206   1.252 - 1.259     1,514        0.22          1.55 - 2.35         3.13 - 15.71

American Funds Growth-Income           2007   5,050   1.266 - 1.678     8,293        1.31          1.45 - 2.45          2.43 - 3.58
   Subaccount (Class 2)                2006   6,740   1.236 - 1.620    10,733        1.56          1.45 - 2.45        12.47 - 13.52
                                       2005   6,782   1.099 - 1.427     9,551        1.42          1.45 - 2.45        (0.27) - 4.31
                                       2004   5,422   1.065 - 1.368     7,362        1.28          1.45 - 2.35          2.11 - 8.74
                                       2003   1,419   1.250 - 1.258     1,779        1.72          1.45 - 2.35         6.97 - 15.85

Dreyfus VIF Appreciation Subaccount    2007     146   1.246 - 1.514       217        1.52          1.45 - 2.35          4.61 - 5.58
   (Initial Shares)                    2006     157   1.189 - 1.434       221        1.53          1.45 - 2.35        13.78 - 14.81
                                       2005     160   1.044 - 1.249       197        0.01          1.45 - 2.35        (2.25) - 2.88
                                       2004      94   1.196 - 1.214       114        1.84          1.45 - 2.35          1.76 - 3.51
                                       2003      67   1.165 - 1.172        78        3.10          1.55 - 2.35         6.18 - 15.58

Dreyfus VIF Developing Leaders         2007     428   0.992 - 1.319       552        0.73          1.45 - 2.45    (13.21) - (12.36)
   Subaccount (Initial Shares)         2006     404   1.143 - 1.505       597        0.36          1.45 - 2.45          1.24 - 2.31
                                       2005     351   1.129 - 1.471       510          --          1.45 - 2.45        (1.05) - 4.78
                                       2004     201   1.399 - 1.411       283        0.33          1.45 - 1.95          4.68 - 9.72
                                       2003      43   1.281 - 1.286        56        0.06          1.45 - 1.95         0.87 - 18.09

Fidelity VIP Contrafund Subaccount     2007   1,297   1.579 - 2.056     2,615        0.73          1.45 - 2.25        14.75 - 15.64
   (Service Class 2)                   2006   1,376   1.376 - 1.778     2,408        1.02          1.45 - 2.25          8.95 - 9.82
                                       2005   1,140   1.263 - 1.619     1,824        0.09          1.45 - 2.25       (1.48) - 14.99
                                       2004     611   1.392 - 1.408       854        0.10          1.45 - 2.15         8.56 - 13.39
                                       2003     140   1.235 - 1.240       173          --          1.55 - 2.15         3.78 - 22.41

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ----------------------------------  --------------------------------------------------
                                                     UNIT VALUE (1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                             (000s)    HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------  ----------  -------------  ----------------  -----------------
Fidelity VIP Dynamic Capital           2007     110   1.594 - 1.662       178        0.11          1.45 - 2.35          4.25 - 5.19
   Appreciation Subaccount             2006     121   1.529 - 1.580       188        0.21          1.45 - 2.35         0.45 - 12.14
   (Service Class 2)                   2005     117   1.375 - 1.409       162          --          1.45 - 2.35        17.92 - 19.00
                                       2004     120   1.166 - 1.184       141          --          1.45 - 2.35       (4.48) - 11.90
                                       2003      76   1.181 - 1.186        90          --          1.45 - 2.15          1.98 - 8.61

Fidelity VIP Mid Cap Subaccount        2007     888   1.743 - 2.541     2,204        0.48          1.45 - 2.45        12.52 - 13.64
   (Service Class 2)                   2006   1,083   1.549 - 2.236     2,377        0.17          1.45 - 2.45         9.70 - 10.80
                                       2005   1,114   1.412 - 2.018     2,217          --          1.45 - 2.45       (0.91) - 16.31
                                       2004     635   1.709 - 1.735     1,094          --          1.45 - 2.35        18.02 - 26.42
                                       2003      79   1.403 - 1.412       112          --          1.45 - 2.35       (0.70) - 26.53

FTVIPT Franklin Rising Dividends       2007   1,736   1.182 - 1.495     2,514        2.41          1.50 - 2.25      (4.91) - (4.14)
   Securities Subaccount (Class 2)     2006   1,751   1.243 - 1.566     2,640        1.07          1.50 - 2.25         6.38 - 15.40
                                       2005   1,721   1.085 - 1.357     2,265        0.88          1.45 - 2.25          1.14 - 5.54
                                       2004   1,265   1.182 - 1.331     1,633        0.49          1.45 - 2.15          5.00 - 9.33
                                       2003      50   1.211 - 1.216        61        0.21          1.55 - 2.15         2.71 - 14.07

FTVIPT Franklin Small-Mid Cap Growth   2007     586   1.286 - 1.772       955          --          1.50 - 2.25          8.80 - 9.60
   Securities Subaccount (Class 2)     2006     512   1.182 - 1.624       780          --          1.50 - 2.25         6.29 - 10.68
                                       2005     512   1.112 - 1.516       731          --          1.50 - 2.25         1.70 - 12.71
                                       2004     430   1.179 - 1.468       608          --          1.45 - 2.15         4.82 - 15.00
                                       2003      16   1.330 - 1.336        21          --          1.45 - 2.15          1.22 - 4.62

FTVIPT Templeton Developing Markets    2007     302   3.544 - 3.662     1,086        2.25          1.45 - 2.15        26.03 - 26.93
   Securities Subaccount (Class 2)     2006     319   2.812 - 2.885       905        1.17          1.45 - 2.15        25.37 - 26.26
                                       2005     271   2.243 - 2.285       612        1.18          1.45 - 2.15        10.62 - 25.55
                                       2004     166   1.798 - 1.820       300        1.73          1.45 - 2.15        11.79 - 26.00
                                       2003      34   1.475 - 1.476        51          --          1.85 - 1.95         5.65 - 27.60

FTVIPT Templeton Foreign Securities    2007     944   1.455 - 2.314     2,081        2.01          1.45 - 2.15        12.97 - 13.82
   Subaccount (Class 2)                2006     941   1.283 - 2.033     1,839        1.28          1.45 - 2.15        18.90 - 19.66
                                       2005     798   1.076 - 1.699     1,297        1.15          1.45 - 2.15         7.49 - 10.61
                                       2004     515   1.291 - 1.564       770        0.67          1.45 - 2.15        11.60 - 16.89
                                       2003      10   1.335 - 1.338        14          --          1.55 - 1.95        10.15 - 12.25

Janus Aspen Global Life Sciences       2007      27   1.826 - 1.869        49          --          1.45 - 1.95        19.35 - 19.96
   Subaccount (Service Shares)         2006      27   1.530 - 1.558        41          --          1.45 - 1.95          4.29 - 4.77
                                       2005      27   1.467 - 1.487        39          --          1.45 - 1.95        10.14 - 10.72
                                       2004      27   1.332 - 1.343        36          --          1.45 - 1.95         5.66 - 12.03
                                       2003      13           1.189        15          --                 1.95                 1.62

Janus Aspen Global Technology          2007      64   1.882 - 1.927       121        0.34          1.45 - 1.95        19.34 - 19.91
   Subaccount (Service Shares)         2006      62   1.577 - 1.607        98          --          1.45 - 1.95          5.70 - 6.28
                                       2005      64   1.492 - 1.512        95          --          1.45 - 1.95          9.46 - 9.96
                                       2004      38   1.363 - 1.375        52          --          1.45 - 1.95        (0.87) - 6.72
                                       2003       3           1.387         4          --                 1.45                 3.35

Janus Aspen Worldwide Growth           2007      14           1.654        23        0.56                 1.85                 7.33
   Subaccount (Service Shares)         2006      15           1.541        23        1.66                 1.85                15.78
                                       2005      14           1.331        19        1.24                 1.85                 3.66
                                       2004      13           1.284        17        1.06                 1.85                 2.64
                                       2003       5           1.251         6        0.23                 1.85                11.80

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ----------------------------------  --------------------------------------------------
                                                     UNIT VALUE (1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                             (000s)    HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------  ----------  -------------  ----------------  -----------------
LMPVET Aggressive Growth
   Subaccount (Class I) (b)            2007     447   1.558 - 1.610       708          --          1.45 - 2.15      (4.83) - (4.34)

LMPVET Aggressive Growth
   Subaccount (Class II) (b)           2007     834   1.323 - 1.566     1,274          --          1.50 - 2.15      (4.87) - (4.47)

LMPVET Appreciation
   Subaccount (Class I) (b)            2007      79   1.562 - 1.599       126        1.06          1.45 - 1.95          2.56 - 2.96

LMPVET Equity Index                    2007   1,243   1.200 - 1.589     1,937        1.54          1.45 - 2.15          2.74 - 3.45
   Subaccount (Class II)               2006   1,385   1.164 - 1.536     2,094        1.39          1.45 - 2.15        12.64 - 13.44
                                       2005   1,423   1.030 - 1.354     1,902        1.34          1.45 - 2.15          2.07 - 2.73
                                       2004   1,251   1.302 - 1.318     1,636        1.77          1.45 - 2.15          5.69 - 8.58
                                       2003     429   1.207 - 1.212       519        2.02          1.55 - 2.15         7.38 - 20.00

LMPVET Fundamental Value
   Subaccount (Class I) (b)            2007     346   1.241 - 1.667       569        1.17          1.45 - 2.15      (8.41) - (5.01)

LMPVET Investors Subaccount (Class I)  2007     239   1.690 - 1.738       410        1.18          1.45 - 2.05          1.75 - 2.36
                                       2006     276   1.661 - 1.698       462        1.63          1.45 - 2.05        15.91 - 16.62
                                       2005     316   1.433 - 1.456       456        1.30          1.45 - 2.05          4.37 - 4.97
                                       2004     256   1.373 - 1.387       353        2.26          1.45 - 2.05         4.13 - 13.52
                                       2003      95   1.271 - 1.272       121        3.59          1.85 - 1.95        10.51 - 13.28

LMPVET Large Cap Growth
   Subaccount (Class I) (b)            2007     322   1.374 - 1.433       455        0.04          1.45 - 2.35      (1.08) - (0.49)

LMPVET Small Cap Growth                2007     600   1.419 - 2.023     1,181          --          1.45 - 2.35          7.42 - 8.41
   Subaccount (Class I)                2006     649   1.319 - 1.866     1,186          --          1.45 - 2.35        10.13 - 11.14
                                       2005     655   1.197 - 1.679     1,081          --          1.45 - 2.35        (1.48) - 3.39
                                       2004     472   1.599 - 1.624       760          --          1.45 - 2.35         7.12 - 22.06
                                       2003      76   1.422 - 1.427       108          --          1.85 - 2.35         2.74 - 24.85

LMPVET Social Awareness Subaccount     2007     160   1.222 - 1.250       196        1.43          1.45 - 2.05          8.62 - 9.36
                                       2006     148   1.125 - 1.143       166        0.54          1.45 - 2.05          5.53 - 6.13
                                       2005     146   1.066 - 1.077       156        2.34          1.45 - 2.05        (1.02) - 7.18
                                       2004       7           1.047         7        0.74                 1.45                13.07

LMPVPI All Cap Subaccount              2007      --   1.706 - 1.755        --        0.30          1.45 - 2.15          4.73 - 4.98
   (Class I) (a)                       2006     295   1.629 - 1.672       486        1.34          1.45 - 2.15        15.61 - 16.43
                                       2005     303   1.409 - 1.436       431        0.95          1.45 - 2.15          1.81 - 2.57
                                       2004     317   1.384 - 1.400       441        0.71          1.45 - 2.15          1.90 - 6.71
                                       2003      50   1.307 - 1.312        65        0.63          1.45 - 1.95         4.63 - 18.80

LMPVPI All Cap Subaccount              2007      --   1.249 - 1.261        --        0.04          1.55 - 2.00          4.69 - 4.82
   (Class II) (a)                      2006     113   1.193 - 1.203       136        1.25          1.55 - 2.00         7.19 - 16.18
                                       2005      49   1.037 - 1.037        51        1.66          1.45 - 1.55          8.70 - 9.15

LMPVPII Growth and Income              2007      --   1.523 - 1.553        --        0.06          1.45 - 1.95          4.39 - 4.51
   Subaccount (Class I) (a)            2006      80   1.459 - 1.486       119        0.45          1.45 - 1.95        10.20 - 10.73
                                       2005      71   1.324 - 1.342        96        0.41          1.45 - 1.95          1.61 - 2.21
                                       2004      39   1.303 - 1.313        51        1.18          1.45 - 1.95          5.21 - 7.95

LMPVPI Large Cap Growth                2007      --   1.389 - 1.440        --          --          1.45 - 2.35          3.89 - 4.20
   Subaccount (Class I) (a)            2006     366   1.337 - 1.382       501          --          1.45 - 2.35          1.83 - 2.75
                                       2005     358   1.313 - 1.345       478        0.02          1.45 - 2.35          2.74 - 3.70
                                       2004     363   1.278 - 1.297       468        0.31          1.45 - 2.35       (3.37) - 14.13
                                       2003     132   1.303 - 1.306       172          --          1.85 - 2.15         5.34 - 11.83

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ----------------------------------  --------------------------------------------------
                                                     UNIT VALUE (1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                             (000s)    HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------  ----------  -------------  ----------------  -----------------
LMPVPII Aggressive Growth              2007      --   1.637 - 1.683        --          --          1.45 - 2.15          3.35 - 3.57
   Subaccount (Class I) (a)            2006     478   1.584 - 1.625       767          --          1.45 - 2.15          8.72 - 9.50
                                       2005     428   1.457 - 1.484       629          --          1.45 - 2.15          7.58 - 8.32
                                       2004     235   1.354 - 1.370       321          --          1.45 - 2.15         2.78 - 10.66
                                       2003      29           1.271        36          --                 1.85                10.23

LMPVPII Aggressive Growth              2007      --   1.389 - 1.640        --          --          1.50 - 2.15          3.29 - 3.47
   Subaccount (Class II) (a)           2006     824   1.344 - 1.585     1,279          --          1.50 - 2.15         7.81 - 12.52
                                       2005     872   1.237 - 1.453     1,249          --          1.50 - 2.15         7.28 - 12.65
                                       2004     633   1.149 - 1.346       842          --          1.50 - 2.15         1.21 - 10.32
                                       2003       1   1.253- 1.2.57         2          --                 1.55          5.65 - 9.21

LMPVET Capital and Income
   Subaccount (Class II) (b)           2007     529   1.287 - 1.372       714        1.07          1.50 - 2.15        (0.45) - 0.00

LMPVIT Adjustable Rate                 2007     140   1.004 - 1.026       141        4.44          1.55 - 2.05      (0.69) - (0.19)
   Income Subaccount                   2006     154   1.015 - 1.028       156        4.58          1.55 - 2.05          1.92 - 2.49
                                       2005     153   0.989 - 1.003       152        5.35          1.55 - 2.15          0.20 - 0.80
                                       2004      60   0.987 - 0.995        60        1.81          1.55 - 2.15      (0.80) - (0.10)
                                       2003       4           0.999         4        0.34                 1.55                 0.10

LMPVPI Total Return                    2007      --   1.291 - 1.372        --        0.58          1.50 - 2.15          2.68 - 2.85
   Subaccount (Class II) (a)           2006     574   1.166 - 1.334       754        1.84          1.50 - 2.20         6.87 - 10.60
                                       2005     558   1.141 - 1.207       666        1.97          1.50 - 2.15          0.76 - 1.41
                                       2004     376   1.129 - 1.191       443        3.30          1.50 - 2.15          4.32 - 6.82
                                       2003      43   1.112 - 1.115        48        0.45          1.55 - 1.95          4.02 - 4.30

Lord Abbett Growth and Income          2007      --   1.643 - 1.689        --          --          1.45 - 2.15          3.72 - 3.95
   Subaccount (Class VC) (a)           2006   1,166   1.184 - 1.625     1,863        1.25          1.45 - 2.15        14.78 - 15.58
                                       2005   1,206   1.028 - 1.406     1,672        1.17          1.45 - 2.15          1.10 - 4.05
                                       2004     662   1.365 - 1.381       907        1.81          1.45 - 2.15         3.14 - 16.24
                                       2003      28   1.240 - 1.243        34        1.27          1.55 - 1.95         4.38 - 16.53

Lord Abbett Mid-Cap Value              2007      --   1.308 - 2.003        --          --          1.45 - 2.35         9.90 - 10.30
   Subaccount (Class VC) (a)           2006     905   1.188 - 1.816     1,617        0.50          1.45 - 2.35         9.67 - 10.60
                                       2005     927   1.077 - 1.642     1,504        0.53          1.45 - 2.35          5.74 - 6.85
                                       2004     551   1.516 - 1.539       841        0.61          1.45 - 2.35        17.30 - 22.18
                                       2003      66   1.252 - 1.258        83        0.85          1.55 - 2.35        10.06 - 17.12

MIST Batterymarch Mid-Cap Stock        2007     261   1.759 - 1.801       465        0.32          1.45 - 1.95          3.96 - 4.53
   Subaccount (Class A)                2006     281   1.692 - 1.723       479          --          1.45 - 1.95      (5.00) - (4.70)

MIST BlackRock High Yield              2007     729   1.159 - 1.338       954        6.13          1.34 - 2.34        (3.17) - 1.29
   Subaccount (Class A)                2006     405   1.287 - 1.321       526          --          1.45 - 2.15          4.98 - 5.51

MIST BlackRock Large - Cap Core
   Subaccount (Class E) (b)            2007     330   1.677 - 1.732       560          --          1.45 - 2.15        (0.42) - 0.00

MIST BlackRock Large-Cap Core          2007      --   1.684 - 1.732        --        0.70          1.45 - 2.15          4.66 - 4.91
   Subaccount (Class A) (a)            2006     369   1.609 - 1.651       599          --          1.45 - 2.15          5.51 - 5.97

MIST Dreman Small-Cap Value            2007      76   1.153 - 1.170        88          --          1.45 - 2.05      (2.95) - (2.03)
   Subaccount (Class A)                2006      76   1.188 - 1.198        90        0.52          1.45 - 2.05          6.26 - 6.68

MIST Harris Oakmark International      2007     279   1.853 - 1.933       529        0.86          1.44 - 2.34      (3.19) - (2.28)
   Subaccount (Class A)                2006     230   1.914 - 1.978       448          --          1.41 - 2.31         9.68 - 10.32

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ----------------------------------  --------------------------------------------------
                                                     UNIT VALUE (1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                             (000s)    HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------  ----------  -------------  ----------------  -----------------
MIST Janus Forty Subaccount (Class A)  2007     198   2.112 - 2.183       424        0.18          1.45 - 2.15        27.61 - 28.56
                                       2006     206   1.655 - 1.698       344          --          1.45 - 2.15          2.16 - 2.66

MIST Lazard Mid-Cap
   Subaccount (Class B)                2007       5           1.085         6          --                 1.45              (12.29)

MIST Legg Mason Partners Managed       2007     381   1.217 - 1.244       467        2.42          1.45 - 2.05          4.20 - 4.80
   Assets Subaccount (Class A)         2006     377   1.168 - 1.187       444          --          1.45 - 2.05          5.32 - 5.79

MIST Lord Abbett Bond Debenture        2007     295   1.178 - 1.394       400        5.58          1.45 - 2.45          2.66 - 5.37
   Subaccount (Class A)                2006     267   1.130 - 1.323       345          --          1.45 - 2.45          4.24 - 4.85

MIST Lord Abbett Growth and Income     2007   3,021   1.091 - 1.105     3,314        0.52          1.20 - 2.00          1.68 - 2.41
   Subaccount (Class B)                2006   1,706   1.073 - 1.079     1,835          --          1.20 - 2.00          7.19 - 7.79

MIST Lord Abbett Mid-Cap Value         2007   1,420   1.048 - 1.064     1,500        0.01          1.45 - 2.35     (10.58) - (1.31)
   Subaccount (Class B)                2006       8           1.069         8          --                 1.95                 2.30

MIST Met/AIM Capital Appreciation      2007      42   1.567 - 1.604        67        0.09          1.45 - 1.95         9.73 - 10.32
   Subaccount (Class A)                2006      43   1.428 - 1.454        62        0.15          1.45 - 1.95      (1.38) - (1.09)

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (b)            2007     396   1.268 - 1.574       602          --          1.50 - 2.25        (1.31) - 3.11

MIST Met/AIM Small Cap Growth          2007      33   1.264 - 1.283        42          --          1.45 - 2.05          1.18 - 9.68
   Subaccount (Class A)                2006      26   1.159 - 1.167        31          --          1.55 - 2.05      (1.02) - (0.68)

MIST MFS Research International
   Subaccount (Class B) (b)            2007      95   2.262 - 2.337       218          --          1.45 - 2.15        (3.33) - 4.56

MIST MFS Value Subaccount (Class A)    2007     244   1.448 - 1.481       356          --          1.45 - 2.05          5.39 - 6.09
                                       2006     218   1.374 - 1.396       301        1.41          1.45 - 2.05        10.18 - 10.62

MIST Neuberger Berman Real Estate      2007   1,826   1.014 - 1.026     1,858        1.08          1.45 - 2.15    (16.61) - (15.97)
   Subaccount (Class A)                2006   1,949   1.216 - 1.221     2,372          --          1.45 - 2.15        21.24 - 21.73

MIST Oppenheimer Capital Appreciation  2007     881   1.121 - 1.135       997          --          1.50 - 2.25        11.76 - 12.50
   Subaccount (Class B)                2006     944   1.003 - 1.009       950          --          1.50 - 2.25        (0.59) - 5.46

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)            2007   1,056   1.131 - 1.220     1,265          --          1.45 - 2.25          5.80 - 6.46

MIST Pioneer Fund Subaccount (Class A) 2007      40   1.576 - 1.613        63        0.85          1.45 - 1.95          2.94 - 3.46
                                       2006      39   1.531 - 1.559        59          --          1.45 - 1.95          7.29 - 7.67

MIST Pioneer Mid-Cap Value             2007      --           1.237        --        0.42                 1.45                10.45
   Subaccount (Class A) (a)            2006       5   1.112 - 1.120         6        0.11          1.45 - 1.95          5.00 - 5.36

MIST Pioneer Strategic Income          2007     573   1.196 - 1.223       693        0.67          1.45 - 2.05          4.45 - 5.16
   Subaccount (Class A)                2006     552   1.145 - 1.163       637        4.76          1.45 - 2.05          3.33 - 3.65

MIST Third Avenue Small Cap Value      2007   1,889   0.971 - 0.984     1,847        0.75          1.45 - 2.25     (10.42) - (4.47)
   Subaccount (Class B)                2006   1,450   1.025 - 1.030     1,489          --          1.45 - 2.15          2.19 - 2.69

MSF BlackRock Aggressive Growth        2007     160   1.741 - 1.799       283          --          1.45 - 2.15        17.79 - 18.67
   Subaccount (Class D)                2006     173   1.478 - 1.516       259          --          1.45 - 2.15      (2.70) - (2.32)

MSF BlackRock Bond Income              2007   1,015   1.088 - 1.119     1,120        3.05          1.45 - 2.25          3.91 - 4.78
   Subaccount (Class A)                2006     946   1.045 - 1.068     1,000          --          1.45 - 2.25          3.45 - 3.99

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ----------------------------------  --------------------------------------------------
                                                     UNIT VALUE (1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                             (000s)    HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------  ----------  -------------  ----------------  -----------------
MSF BlackRock Money Market             2007   7,747   1.040 - 1.075     8,146        4.87          1.45 - 2.20          0.47 - 3.56
   Subaccount (Class A)                2006   1,267   1.011 - 1.038     1,300        3.29          1.45 - 2.20          1.81 - 2.37

MSF FI Large Cap Subaccount (Class A)  2007     405   1.388 - 1.434       570        0.17          1.45 - 2.15          1.76 - 2.43
                                       2006     492   1.364 - 1.400       679          --          1.45 - 2.15          0.96 - 1.52

MSF FI Value Leaders                   2007     758   1.228 - 1.526     1,138        0.82          1.45 - 2.25          1.82 - 2.55
   Subaccount (Class D)                2006     798   1.206 - 1.488     1,171          --          1.45 - 2.25          2.12 - 2.69

MSF MetLife Aggressive Allocation      2007      29           1.080        31        0.06                 1.45                 1.79
   Subaccount (Class B)                2006      29           1.061        31          --                 1.45                 5.89

MSF MetLife Conservative Allocation    2007     106   1.075 - 1.086       115          --          1.45 - 2.05          3.37 - 4.02
   Subaccount (Class B)                2006      64   1.040 - 1.044        66          --          1.45 - 2.05          3.90 - 4.71

MSF MetLife Moderate Allocation        2007     238   1.075 - 1.086       257        0.01          1.45 - 2.05          2.28 - 2.84
   Subaccount (Class B)                2006     231   1.051 - 1.056       243          --          1.45 - 2.05          4.89 - 5.39

MSF MetLife Moderate to Aggressive
   Allocation Subaccount (Class B)     2007      18           1.084        20          --                 1.55               (4.91)

MSF MFS Total Return
   Subaccount (Class B) (b)            2007       9   0.975 - 0.980         9          --          1.50 - 2.20          0.00 - 0.20

MSF MFS Total Return                   2007   1,959   1.141 - 1.425     2,741        2.00          1.45 - 2.15          2.00 - 2.67
   Subaccount (Class F)                2006   2,084   1.115 - 1.388     2,850          --          1.45 - 2.15          6.45 - 6.93

MSF Oppenheimer Global Equity          2007   3,765   1.087 - 1.102     4,124        0.88          1.45 - 2.25        (2.32) - 4.75
   Subaccount (Class B)                2006   3,973   1.046 - 1.052     4,170          --          1.34 - 2.19         5.02 - 18.89

MSF T. Rowe Price Large Cap Growth     2007      51   1.141 - 1.151        58        0.22          1.45 - 1.95          7.04 - 7.57
   Subaccount (Class B)                2006      60   1.066 - 1.070        64          --          1.45 - 1.95          6.81 - 7.21

MSF Western Asset Management High      2007      --   1.175 - 1.200        --        9.61          1.45 - 2.45          3.49 - 3.82
   Yield Bond Subaccount (Class A) (a) 2006     459   1.134 - 1.156       526          --          1.45 - 2.45          5.63 - 6.37

MSF Western Asset Management U.S.      2007     143   1.084 - 1.109       157        2.73          1.30 - 2.10          2.21 - 3.07
   Government Subaccount (Class A)     2006     147   1.059 - 1.085       158          --          1.30 - 2.10          3.04 - 3.56

PIMCO VIT Total Real Subaccount        2007      --   1.068 - 1.146        --        1.55          1.45 - 2.25          1.71 - 2.05
   (Administrative Class) (a)          2006   1,100   1.050 - 1.123     1,218        4.25          1.45 - 2.25      (1.50) - (0.71)
                                       2005     965   1.066 - 1.131     1,079        2.90          1.45 - 2.25        (0.09) - 1.47
                                       2004     523   1.111 - 1.124       585        1.20          1.45 - 2.15          1.27 - 7.35
                                       2003      47   1.044 - 1.047        49        0.19          1.45 - 1.95          0.19 - 3.26

PIMCO VIT Total Return Subaccount      2007   2,137   1.122 - 1.161     2,437        4.80          1.45 - 2.45          6.15 - 7.20
   (Administrative Class)              2006   2,254   1.056 - 1.083     2,408        4.42          1.45 - 2.45          1.34 - 2.36
                                       2005   2,273   1.039 - 1.058     2,382        3.44          1.45 - 2.45          0.19 - 0.95
                                       2004   1,968   1.036 - 1.048     2,051        1.95          1.45 - 2.25        (0.10) - 3.35
                                       2003     427   1.009 - 1.014       432        1.46          1.45 - 2.15        (1.27) - 3.58

Pioneer America Income VCT             2007      --   1.039 - 1.082        --        3.94          1.50 - 2.25          3.18 - 3.84
   Subaccount (Class II) (c)           2006     870   1.006 - 1.042       884        4.44          1.50 - 2.25          0.88 - 1.67
                                       2005     910   0.996 - 1.028       913        4.46          1.45 - 2.25        (0.96) - 0.71
                                       2004     625   1.000 - 1.023       627        4.71          1.45 - 2.15          0.20 - 2.56
                                       2003       8           0.996         8        0.03                 1.55                   --

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ----------------------------------  --------------------------------------------------
                                                     UNIT VALUE (1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                             (000s)    HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------  ----------  -------------  ----------------  -----------------
Pioneer Bond VCT Subaccount            2007     990   1.090 - 1.092     1,080        0.65          1.50 - 2.25          9.00 - 9.20
   (Class II) (d)

Pioneer Cullen Value VCT               2007     974   1.287 - 1.314     1,268        0.83          1.50 - 2.25        (3.44) - 4.79
   Subaccount (Class II)               2006     631   1.237 - 1.254       787        0.17          1.50 - 2.25         1.06 - 15.47
                                       2005     220   1.082 - 1.086       239          --          1.50 - 1.95          4.32 - 6.59

Pioneer Emerging Markets VCT           2007     374   2.415 - 4.474     1,566        0.35          1.50 - 2.15        22.71 - 40.29
   Subaccount (Class II)               2006     256   2.325 - 3.190       778        0.34          1.50 - 2.15        18.87 - 33.58
                                       2005     224   1.888 - 2.397       510        0.47          1.45 - 2.15        11.01 - 35.65
                                       2004     196   1.398 - 1.767       333        0.65          1.45 - 2.15         9.42 - 27.47
                                       2003      --   1.506 - 1.511        --          --          1.45 - 1.95         8.42 - 12.34

Pioneer Equity Income VCT              2007   1,187   1.221 - 1.703     1,928        2.31          1.50 - 2.25      (9.22) - (0.96)
   Subaccount (Class II)               2006   1,190   1.387 - 1.720     1,952        2.37          1.50 - 2.25        13.59 - 20.32
                                       2005   1,111   1.161 - 1.430     1,533        2.16          1.50 - 2.25          0.28 - 4.00
                                       2004     850   1.240 - 1.377     1,131        2.95          1.50 - 2.15        10.29 - 14.27
                                       2003      12           1.205        15        0.57                 1.55                10.86

Pioneer Equity Opportunity VCT         2007      --   1.359 - 1.377        --        0.16          1.55 - 2.05         3.50 - 10.07
   Subaccount (Class II) (c)           2006      24   1.241 - 1.251        30        0.15          1.55 - 2.00        (0.24) - 9.63

Pioneer Fund VCT Subaccount (Class II) 2007   1,539   1.329 - 1.633     2,409        1.01          1.50 - 2.15          2.57 - 3.22
                                       2006   1,275   1.294 - 1.583     1,939        1.11          1.50 - 2.15        13.82 - 14.73
                                       2005   1,270   1.134 - 1.385     1,693        1.16          1.45 - 2.15          1.11 - 5.59
                                       2004     890   1.186 - 1.327     1,140        1.26          1.45 - 2.15         6.08 - 10.04
                                       2003       5   1.209 - 1.213         6        0.34          1.55 - 1.95          0.25 - 8.24

Pioneer Global High Yield VCT          2007     529   1.133 - 1.156       607        8.19          1.50 - 2.20        (0.18) - 0.52
   Subaccount (Class II)               2006     185   1.135 - 1.148       212        7.34          1.55 - 2.20         2.16 - 10.28
                                       2005     108   1.037 - 1.041       112        2.83          1.55 - 1.95          1.46 - 1.76

Pioneer High Yield VCT                 2007   1,236   1.179 - 1.357     1,637        5.07          1.50 - 2.25          3.24 - 4.05
   Subaccount (Class II)               2006   1,269   1.142 - 1.305     1,621        5.29          1.50 - 2.25          4.76 - 6.62
                                       2005   1,439   1.079 - 1.224     1,730        5.24          1.50 - 2.25        (0.50) - 0.50
                                       2004   1,048   1.123 - 1.223     1,263        4.98          1.50 - 2.15          3.57 - 7.40
                                       2003      15   1.149 - 1.153        17        1.50          1.55 - 1.95          2.77 - 6.17

Pioneer Ibbotson Aggressive Allocation 2007     197   1.249 - 1.266       246        1.12          1.55 - 2.05          3.05 - 3.60
   VCT Subaccount (Class II)           2006     144   1.212 - 1.222       175        0.21          1.55 - 2.05         4.80 - 12.47
                                       2005      37   1.081 - 1.083        40          --          1.75 - 2.05          0.28 - 6.80

Pioneer Ibbotson Growth Allocation VCT 2007   5,906   1.095 - 1.230     7,140        1.04          1.55 - 2.60        (5.52) - 4.06
   Subaccount (Class II)               2006   4,582   1.066 - 1.182     5,356        0.16          1.55 - 2.35         5.62 - 10.99
                                       2005   1,736   1.059 - 1.065     1,845          --          1.55 - 2.25          1.92 - 7.16

Pioneer Ibbotson Moderate Allocation   2007   4,815   1.087 - 1.192     5,653        0.97          1.50 - 2.40          3.13 - 4.10
   VCT Subaccount (Class II)           2006   4,210   1.054 - 1.145     4,785        0.31          1.50 - 2.40        (0.26) - 8.95
                                       2005     390   1.046 - 1.051       409          --          1.50 - 2.25          2.25 - 7.27

Pioneer Independence VCT               2007     332   1.222 - 1.394       447          --          1.50 - 2.25          0.44 - 5.86
   Subaccount (Class II)               2006     331   1.164 - 1.318       421          --          1.50 - 2.25          6.59 - 7.37
                                       2005     311   1.092 - 1.228       371        0.60          1.50 - 2.25        (1.59) - 6.82
                                       2004     223   1.088 - 1.208       267          --          1.55 - 2.15         1.78 - 11.54
                                       2003      --              --        --          --                   --                   --

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ----------------------------------  --------------------------------------------------
                                                     UNIT VALUE (1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                             (000s)    HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------  ----------  -------------  ----------------  -----------------
Pioneer International Value VCT        2007     492   1.511 - 2.296     1,028        0.33          1.50 - 2.25       (3.79) - 11.56
   Subaccount (Class II)               2006     333   1.581 - 2.059       628        0.26          1.50 - 2.25         0.63 - 20.77
                                       2005     201   1.319 - 1.706       330        0.07          1.50 - 2.25        10.28 - 19.98
                                       2004      70   1.338 - 1.504       101        0.34          1.50 - 2.15         4.23 - 17.67

Pioneer Mid Cap Value VCT              2007     892   1.362 - 1.929     1,636        0.58          1.50 - 2.25          3.03 - 3.77
   Subaccount (Class II)               2006     907   1.322 - 1.859     1,611          --          1.50 - 2.25         8.82 - 10.56
                                       2005     927   1.204 - 1.682     1,484        0.21          1.50 - 2.25          1.09 - 7.95
                                       2004     651   1.346 - 1.587       993        0.16          1.50 - 2.15        13.27 - 19.86
                                       2003      11           1.324        15          --                 1.55                14.04

Pioneer Oak Ridge Large Cap Growth VCT 2007     884   1.214 - 1.260     1,104        0.19          1.50 - 2.15          4.75 - 6.51
   Subaccount (Class II)               2006     868   1.146 - 1.183     1,021        0.03          1.50 - 2.15          0.61 - 7.20
                                       2005     701   1.137 - 1.169       815        0.13          1.45 - 2.15         5.87 - 14.38
                                       2004     265   1.090 - 1.096       290          --          1.50 - 2.15         6.76 - 13.46

Pioneer Real Estate Shares VCT         2007     603   1.257 - 2.035     1,169        2.58          1.50 - 2.25    (26.75) - (20.30)
   Subaccount (Class II)               2006     594   1.962 - 2.555     1,466        2.35          1.50 - 2.25        24.43 - 34.46
                                       2005     561   1.470 - 1.901     1,043        3.16          1.50 - 2.25         4.03 - 20.13
                                       2004     341   1.458 - 1.681       563        4.08          1.50 - 2.15        17.37 - 35.50
                                       2003      --           1.258        --        1.26                 1.95                 9.11

Pioneer Small and Mid Cap Growth VCT   2007      --   1.292 - 1.391        --          --          1.50 - 2.15        17.58 - 18.28
   Subaccount (Class II) (c)           2006     249   1.097 - 1.176       291          --          1.50 - 2.15        (1.97) - 6.23
                                       2005     246   1.094 - 1.108       271          --          1.45 - 2.15          2.34 - 7.36
                                       2004     145   1.069 - 1.074       156          --          1.50 - 2.15          2.10 - 9.15

Pioneer Small Cap Value VCT            2007     401   1.270 - 1.797       672        0.51          1.50 - 2.25      (9.29) - (8.56)
   Subaccount (Class II)               2006     390   1.400 - 1.966       717          --          1.50 - 2.25         0.43 - 12.44
                                       2005     419   1.254 - 1.749       693          --          1.50 - 2.25         4.76 - 13.33
                                       2004     214   1.290 - 1.599       317          --          1.50 - 2.15        11.51 - 18.01
                                       2003       7           1.355        10          --                 1.55                13.01

Pioneer Strategic Income VCT           2007   1,770   1.187 - 1.301     2,253        5.14          1.50 - 2.25          0.31 - 4.55
   Subaccount (Class II)               2006   2,251   1.145 - 1.245     2,752        5.14          1.50 - 2.25          3.53 - 4.69
                                       2005   1,708   1.101 - 1.193     2,006        5.58          1.45 - 2.25        (0.99) - 1.47
                                       2004   1,097   1.138 - 1.181     1,285        5.62          1.45 - 2.15          6.06 - 9.26
                                       2003      19   1.086 - 1.089        20        1.79          1.55 - 1.95          4.41 - 5.95

Pioneer Value VCT                      2007      --   1.376 - 1.528        --        2.68          1.50 - 2.15        (0.40) - 0.14
   Subaccount (Class II) (c)           2006     484   1.380 - 1.526       719        0.21          1.50 - 2.15        12.59 - 13.40
                                       2005     508   1.225 - 1.351       669        0.09          1.50 - 2.15          2.47 - 3.26
                                       2004     354   1.195 - 1.309       454        0.05          1.50 - 2.15         5.48 - 11.37
                                       2003       3           1.192         4          --                 1.55                 0.34

Putnam VT International Equity         2007      --   2.191 - 2.235        --        2.87          1.45 - 1.95          8.14 - 8.28
   Subaccount (Class IB) (a)           2006      43   2.026 - 2.064        87        0.62          1.45 - 1.95        25.22 - 25.93
                                       2005      46   1.618 - 1.639        74        1.45          1.45 - 1.95        10.07 - 10.59
                                       2004      47   1.470 - 1.482        70        1.11          1.45 - 1.95        12.39 - 14.53
                                       2003      22   1.291 - 1.294        29          --          1.45 - 1.85         9.85 - 18.07

                                                      AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                             ----------------------------------  --------------------------------------------------
                                                     UNIT VALUE (1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                              UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                             (000s)    HIGHEST ($)     ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                             ------  --------------  ----------  -------------  ----------------  -----------------
Putnam VT Small Cap Value              2007      --   1.300 - 2.319        --        0.52          1.45 - 2.25          6.56 - 6.82
   Subaccount (Class IB) (a)           2006     417   1.218 - 2.171       890        0.32          1.45 - 2.25        14.73 - 15.60
                                       2005     383   1.057 - 1.878       709        0.14          1.45 - 2.25        (2.19) - 5.91
                                       2004     195   1.759 - 1.780       346        0.12          1.45 - 2.15        15.92 - 24.39
                                       2003      17   1.424 - 1.431        24          --          1.45 - 2.15         4.84 - 27.71

Van Kampen LIT Comstock                2007     673   1.129 - 1.650     1,092        1.64          1.45 - 2.15      (4.43) - (3.73)
   Subaccount (Class II)               2006     761   1.177 - 1.714     1,285        1.26          1.45 - 2.15        13.60 - 14.34
                                       2005     637   1.032 - 1.499       944        0.80          1.45 - 2.15          1.87 - 6.94
                                       2004     368   1.444 - 1.461       533        0.45          1.45 - 2.15         9.99 - 15.25
                                       2003      81   1.256 - 1.259       101          --          1.85 - 2.15         6.97 - 13.85

Van Kampen LIT Enterprise              2007      --           1.473        --        0.31                 1.95                10.25
   Subaccount (Class II)               2006      11           1.336        15        0.19                 1.95                 4.70
                                       2005      23           1.276        30        0.47                 1.95                 5.80
                                       2004      23           1.206        28        0.14                 1.95                 1.01

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                         AIM V.I.             AIM V.I.            AMERICAN FUNDS
                                   MID CAP CORE EQUITY  CAPITAL APPRECIATION      GLOBAL GROWTH
                                        SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                        (SERIES II)         (SERIES II)             (CLASS 2)
                                   -------------------  --------------------  --------------------
                                       2007    2006       2007 (a)   2006       2007        2006
                                     -------  -------     --------  -------   ---------  ---------
Accumulation units
   beginning of year                 401,733  413,975      369,621  406,391   1,564,207  1,504,030
Accumulation units issued and
   transferred from other funding
   options                            14,119   41,871       13,844   11,388      87,764    185,297
Accumulation units redeemed and
   transferred to other funding
   options                           (39,237) (54,113)    (383,465) (48,158)   (452,369)  (125,120)
                                     -------  -------     --------  -------   ---------  ---------
Accumulation units end of year       376,615  401,733           --  369,621   1,199,602  1,564,207
                                     =======  =======     ========  =======   =========  =========


                                      DREYFUS VIF          FIDELITY VIP      FIDELITY VIP DYNAMIC
                                   DEVELOPING LEADERS       CONTRAFUND       CAPITAL APPRECIATION
                                       SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                    (INITIAL SHARES)     (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                   ------------------  --------------------  --------------------
                                      2007     2006       2007       2006        2007     2006
                                    -------  -------   ---------  ---------    -------  -------
Accumulation units
   beginning of year                404,082  351,175   1,375,933  1,139,644    121,399  117,039
Accumulation units issued and
   transferred from other funding
   options                           45,908  150,866     105,464    426,786      2,937   45,723
Accumulation units redeemed and
   transferred to other funding
   options                          (22,315) (97,959)   (184,157)  (190,497)   (14,462) (41,363)
                                    -------  -------   ---------  ---------    -------  -------
Accumulation units end of year      427,675  404,082   1,297,240  1,375,933    109,874  121,399
                                    =======  =======   =========  =========    =======  =======

                                    FTVIPT TEMPLETON
                                   DEVELOPING MARKETS   FTVIPT TEMPLETON       JANUS ASPEN
                                       SECURITIES      FOREIGN SECURITIES  GLOBAL LIFE SCIENCES
                                       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                       (CLASS 2)           (CLASS 2)          (SERVICE SHARES)
                                   ------------------  ------------------  --------------------
                                      2007     2006       2007      2006       2007    2006
                                    -------  -------    --------  -------     ------  ------
Accumulation units
   beginning of year                318,513  270,623     940,958  797,780     26,732  26,732
Accumulation units issued and
   transferred from other funding
   options                           25,518   96,858     129,054  222,363         --      --
Accumulation units redeemed and
   transferred to other funding
   options                          (41,988) (48,968)   (125,549) (79,185)        --      --
                                    -------  -------    --------  -------     ------  ------
Accumulation units end of year      302,043  318,513     944,463  940,958     26,732  26,732
                                    =======  =======    ========  =======     ======  ======

                                          AMERICAN            AMERICAN FUNDS        DREYFUS VIF
                                        FUNDS GROWTH          GROWTH-INCOME        APPRECIATION
                                         SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
                                         (CLASS 2)              (CLASS 2)        (INITIAL SHARES)
                                   ---------------------  ---------------------  ----------------
                                      2007        2006       2007        2006      2007     2006
                                   ----------  ---------  ----------  ---------  -------  -------
Accumulation units
   beginning of year                5,764,354  5,731,545   6,740,391  6,781,686  156,647  159,759
Accumulation units issued and
   transferred from other funding
   options                            180,724    449,974     245,275    462,587      779   12,224
Accumulation units redeemed and
   transferred to other funding
   options                         (1,559,272)  (417,165) (1,935,552)  (503,882) (11,117) (15,336)
                                   ----------  ---------  ----------  ---------  -------  -------
Accumulation units end of year      4,385,806  5,764,354   5,050,114  6,740,391  146,309  156,647
                                   ==========  =========  ==========  =========  =======  =======

                                                                                  FTVIPT FRANKLIN
                                       FIDELITY VIP      FTVIPT FRANKLIN RISING    SMALL-MID CAP
                                         MID CAP          DIVIDENDS SECURITIES   GROWTH SECURITIES
                                        SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                     (SERVICE CLASS 2)          (CLASS 2)             (CLASS 2)
                                   --------------------  ----------------------  -----------------
                                      2007       2006       2007        2006        2007     2006
                                   ---------  ---------   ---------  ---------    -------  -------
Accumulation units
   beginning of year               1,083,122  1,114,446   1,750,618  1,720,645    511,781  512,189
Accumulation units issued and
   transferred from other funding
   options                            33,020    139,753     180,744    148,779    147,738   67,027
Accumulation units redeemed and
   transferred to other funding
   options                          (228,134)  (171,077)   (195,617)  (118,806)   (73,695) (67,435)
                                   ---------  ---------   ---------  ---------    -------  -------
Accumulation units end of year       888,008  1,083,122   1,735,745  1,750,618    585,824  511,781
                                   =========  =========   =========  =========    =======  =======


                                      JANUS ASPEN        JANUS ASPEN         LMPVET
                                   GLOBAL TECHNOLOGY  WORLDWIDE GROWTH  AGGRESSIVE GROWTH
                                       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                    (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)
                                   -----------------  ----------------  -----------------
                                      2007    2006      2007    2006      2007 (b)  2006
                                     ------  ------    ------  ------     --------  ----
Accumulation units
   beginning of year                 62,093  63,722    14,793  14,000           --   --
Accumulation units issued and
   transferred from other funding
   options                            4,774     395        --     927      500,113   --
Accumulation units redeemed and
   transferred to other funding
   options                           (2,891) (2,024)   (1,020)   (134)     (53,338)  --
                                     ------  ------    ------  ------      -------  ---
Accumulation units end of year       63,976  62,093    13,773  14,793      446,775   --
                                     ======  ======    ======  ======      =======  ===

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                         LMPVET           LMPVET              LMPVET
                                   AGGRESSIVE GROWTH   APPRECIATION        EQUITY INDEX
                                       SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                       (CLASS II)       (CLASS I)           (CLASS II)
                                   -----------------  --------------  ---------------------
                                   2007 (b)   2006    2007 (b)  2006     2007        2006
                                   --------  -------  --------  ----  ---------  ----------
Accumulation units
   beginning of year                     --     --        --      --  1,384,657   1,423,384
Accumulation units issued and
   transferred from other funding
   options                          883,253     --    80,460      --     50,462      83,720
Accumulation units redeemed and
   transferred to other funding
   options                          (49,206)    --    (1,448)     --   (192,190)   (122,447)
                                    -------    ---    ------     ---  ---------   ---------
Accumulation units end of year      834,047     --    79,012      --  1,242,929   1,384,657
                                    =======    ===    ======     ===  =========   =========

                                        LMPVET
                                   SMALL CAP GROWTH       LMPVET         LMPVPI ALL CAP
                                       SUBACCOUNT    SOCIAL AWARENESS      SUBACCOUNT
                                       (CLASS I)        SUBACCOUNT          (CLASS I)
                                   ----------------  ----------------  -----------------
                                     2007     2006     2007     2006   2007 (a)    2006
                                   -------  -------  -------  -------  --------  -------
Accumulation units
   beginning of year               649,108  654,525  147,507  146,030   294,869  302,718
Accumulation units issued and
   transferred from other funding
   options                           5,400   37,825   12,413    1,513       535   51,546
Accumulation units redeemed and
   transferred to other funding
   options                         (54,859) (43,242)     (32)     (36) (295,404) (59,395)
                                   -------  -------  -------  -------  --------  -------
Accumulation units end of year     599,649  649,108  159,888  147,507        --  294,869
                                   =======  =======  =======  =======  ========  =======

                                        LMPVPII              LMPVPII            LMPVET
                                   AGGRESSIVE GROWTH   AGGRESSIVE GROWTH  CAPITAL AND INCOME
                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                       (CLASS I)           (CLASS II)         (CLASS II)
                                   -----------------  ------------------  ------------------
                                   2007 (a)    2006   2007 (a)    2006    2007 (b)    2006
                                   --------  -------  --------  --------  --------  --------
Accumulation units
   beginning of year                477,954  427,534   824,471   871,946        --     --
Accumulation units issued and
   transferred from other funding
   options                           30,913   58,051    25,957    66,413   608,599     --
Accumulation units redeemed and
   transferred to other funding
   options                         (508,867)  (7,631) (850,428) (113,888)  (79,124)    --
                                   --------  -------  --------  --------   -------    ---
Accumulation units end of year           --  477,954        --   824,471   529,475     --
                                   ========  =======  ========  ========   =======    ===

                                         LMPVET            LMPVET             LMPVET
                                   FUNDAMENTAL VALUE      INVESTORS      LARGE CAP GROWTH
                                       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                       (CLASS I)          (CLASS I)          (CLASS I)
                                   -----------------  -----------------  ----------------
                                   2007 (b)    2006    2007      2006    2007 (b)   2006
                                   --------  -------  -------  --------  --------  ------
Accumulation units
   beginning of year                     --       --  275,871  316,062        --     --
Accumulation units issued and
   transferred from other funding
   options                          391,688       --    2,543    34,662   330,824    --
Accumulation units redeemed and
   transferred to other funding
   options                          (45,596)      --  (39,000)  (74,853)   (9,059)   --
                                    -------  -------  -------   -------  --------   ---
Accumulation units end of year      346,092       --  239,414   275,871   321,765    --
                                    =======  =======  =======   =======  ========   ===


                                         LMPVPI             LMPVPII            LMPVPI
                                        ALL CAP       GROWTH AND INCOME   LARGE CAP GROWTH
                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                       (CLASS II)         (CLASS I)           (CLASS I)
                                   -----------------  -----------------  -----------------
                                   2007 (a)    2006   2007 (a)    2006   2007 (a)    2006
                                   --------  -------  --------  -------  --------  -------
Accumulation units
   beginning of year                112,884   49,141    80,429   71,340   366,221  358,260
Accumulation units issued and
   transferred from other funding
   options                               --   63,743        54   11,774    17,262   16,207
Accumulation units redeemed and
   transferred to other funding
   options                         (112,884)      --   (80,483)  (2,685) (383,483)  (8,246)
                                   --------  -------   -------   ------  --------  -------
Accumulation units end of year           --  112,884        --   80,429        --  366,221
                                   ========  =======   =======   ======  ========  =======

                                                                 LMPVPI              LORD ABBETT
                                           LMPVIT             TOTAL RETURN       GROWTH AND INCOME
                                   ADJUSTABLE RATE INCOME      SUBACCOUNT            SUBACCOUNT
                                         SUBACCOUNT            (CLASS II)            (CLASS VC)
                                   ----------------------  ------------------  ---------------------
                                      2007        2006     2007 (a)    2006     2007 (a)     2006
                                   ----------  ----------  --------  --------  ----------  ---------
Accumulation units
   beginning of year                 153,703     153,116    573,568   557,737   1,166,414  1,205,591
Accumulation units issued and
   transferred from other funding
   options                             1,941       2,245     28,773    28,968       6,836     37,124
Accumulation units redeemed and
   transferred to other funding
   options                           (15,631)     (1,658)  (602,341)  (13,137) (1,173,250)   (76,301)
                                     -------     -------   --------   -------  ----------  ---------
Accumulation units end of year       140,013     153,703         --   573,568          --  1,166,414
                                     =======     =======   ========   =======  ==========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      LORD ABBETT     MIST BATTERYMARCH   MIST BLACKROCK
                                     MID-CAP VALUE      MID-CAP STOCK       HIGH YIELD
                                       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                       (CLASS VC)         (CLASS A)          (CLASS A)
                                   -----------------  -----------------  ----------------
                                   2007 (a)    2006     2007      2006     2007     2006
                                   --------  -------  -------   -------  -------  -------
Accumulation units beginning of
   year                             905,209  927,348  281,200        --  404,893       --
Accumulation units issued and
   transferred from other funding
   options                            7,449   76,387   16,799   293,293  386,467  413,217
Accumulation units redeemed and
   transferred to other funding
   options                         (912,658) (98,526) (36,644)  (12,093) (62,437)  (8,324)
                                   --------  -------  -------   -------  -------  -------
Accumulation units end of year           --  905,209  261,355   281,200  728,923  404,893
                                   ========  =======  =======   =======  =======  =======

                                   MIST HARRIS OAKMARK        MIST        MIST LAZARD
                                      INTERNATIONAL        JANUS FORTY      MID-CAP
                                       SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                        (CLASS A)           (CLASS A)      (CLASS B)
                                   -------------------  ----------------  -----------
                                       2007     2006      2007     2006    2007  2006
                                     -------  -------   -------  -------  -----  ----
Accumulation units beginning of
   year                              230,251       --   205,523       --     --    --
Accumulation units issued and
   transferred from other funding
   options                            72,602  265,336    32,771  243,603  5,274    --
Accumulation units redeemed and
   transferred to other funding
   options                           (23,763) (35,085)  (40,414) (38,080)    --    --
                                     -------  -------   -------  -------  -----   ---
Accumulation units end of year       279,090  230,251   197,880  205,523  5,274    --
                                     =======  =======   =======  =======  =====   ===

                                   MIST LORD ABBETT  MIST MET/AIM CAPITAL  MIST MET/AIM CAPITAL
                                     MID-CAP VALUE       APPRECIATION          APPRECIATION
                                      SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                       (CLASS B)          (CLASS A)             (CLASS E)
                                   ----------------  --------------------  --------------------
                                      2007     2006     2007     2006         2007 (b)  2006
                                   ---------  -----    ------  -------        --------  ----
Accumulation units beginning of
   year                                7,885     --    43,070       --              --    --
Accumulation units issued and
   transferred from other funding
   options                         1,491,905  7,885     2,533   57,073         442,999    --
Accumulation units redeemed and
   transferred to other funding
   options                           (79,625)    --    (3,162) (14,003)        (46,773)   --
                                   ---------  -----    ------  -------        --------   ---
Accumulation units end of year     1,420,165  7,885    42,441   43,070         396,226    --
                                   =========  =====    ======  =======        ========   ===

                                     MIST BLACKROCK     MIST BLACKROCK     MIST DREMAN
                                     LARGE-CAP CORE     LARGE-CAP CORE   SMALL-CAP VALUE
                                       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                       (CLASS E)          (CLASS A)         (CLASS A)
                                   -----------------  -----------------  ---------------
                                   2007 (b)    2006   2007 (a)    2006     2007     2006
                                   --------  -------  --------  -------  -------  ------
Accumulation units beginning of
   year                                  --       --   369,246      --    75,626      --
Accumulation units issued and
   transferred from other funding
   options                          368,447       --     2,140  405,657   20,739  76,240
Accumulation units redeemed and
   transferred to other funding
   options                          (37,948)      --  (371,386) (36,411) (20,256)   (614)
                                   --------  -------  --------  -------  -------  ------
Accumulation units end of year      330,499       --        --  369,246   76,109  75,626
                                   ========  =======  ========  =======  =======  ======

                                   MIST LEGG MASON PARTNERS  MIST LORD ABBETT     MIST LORD ABBETT
                                        MANAGED ASSETS        BOND DEBENTURE     GROWTH AND INCOME
                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                           (CLASS A)            (CLASS A)            (CLASS B)
                                   ------------------------  ----------------  --------------------
                                         2007     2006         2007     2006      2007       2006
                                       -------  -------      -------  -------  ---------  ---------
Accumulation units beginning of
   year                                377,474       --      266,551       --  1,705,981         --
Accumulation units issued and
   transferred from other funding
   options                              23,238  409,782       47,363  268,803  1,784,331  1,814,523
Accumulation units redeemed and
   transferred to other funding
   options                             (20,006) (32,308)     (19,137)  (2,252)  (469,576)  (108,542)
                                       -------  -------      -------  -------  ---------  ---------
Accumulation units end of year         380,706  377,474      294,777  266,551  3,020,736  1,705,981
                                       =======  =======      =======  =======  =========  =========

                                     MIST MET/AIM    MIST MFS RESEARCH        MIST
                                   SMALL CAP GROWTH    INTERNATIONAL       MFS VALUE
                                      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                       (CLASS A)         (CLASS B)         (CLASS A)
                                   ----------------  -----------------  ----------------
                                     2007    2006     2007 (b)  2006      2007     2006
                                    ------  ------    --------  ----    -------  -------
Accumulation units beginning of
   year                             26,277      --         --     --    218,305       --
Accumulation units issued and
   transferred from other funding
   options                           7,474  26,281     95,531     --     52,076  227,046
Accumulation units redeemed and
   transferred to other funding
   options                            (375)     (4)      (508)    --    (26,144)  (8,741)
                                    ------  ------    --------   ---    -------  -------
Accumulation units end of year      33,376  26,277     95,023     --    244,237  218,305
                                    ======  ======    ========   ===    =======  =======

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   MIST NEUBERGER BERMAN    MIST OPPENHEIMER           MIST PIMCO
                                         REAL ESTATE      CAPITAL APPRECIATION  INFLATION PROTECTED BOND
                                         SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                          (CLASS A)             (CLASS B)               (CLASS A)
                                   ---------------------  --------------------  ------------------------
                                     2007        2006       2007       2006        2007 (b)      2006
                                   ---------  ----------  --------  ----------  ------------  ----------
Accumulation units
   beginning of year               1,948,742          --   943,816        --             --       --
Accumulation units issued and
   transferred from other funding
   options                            53,074   2,085,555    32,828   953,618      1,159,369       --
Accumulation units redeemed and
   transferred to other funding
   options                          (175,454)   (136,813)  (95,328)   (9,802)      (103,496)      --
                                   ---------   ---------   -------   -------      ---------      ---
Accumulation units end of year     1,826,362   1,948,742   881,316   943,816      1,055,873       --
                                   =========   =========   =======   =======      =========      ===

                                     MIST THIRD AVENUE      MSF BLACKROCK     MSF BLACKROCK
                                      SMALL CAP VALUE    AGGRESSIVE GROWTH      BOND INCOME
                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                         (CLASS B)            (CLASS D)          (CLASS A)
                                   --------------------  -----------------  ------------------
                                      2007      2006       2007     2006      2007      2006
                                   ---------  ---------  --------  -------  ---------  -------
Accumulation units
   beginning of year               1,449,718         --   173,004       --    946,336       --
Accumulation units issued and
   transferred from other funding
   options                           859,307  1,480,778     1,420  177,658    161,629  973,854
Accumulation units redeemed and
   transferred to other funding
   options                          (419,704)   (31,060)  (14,320)  (4,654)   (92,615) (27,518)
                                   ---------  ---------   -------  -------  ---------  -------
Accumulation units end of year     1,889,321  1,449,718   160,104  173,004  1,015,350  946,336
                                   =========  =========   =======  =======  =========  =======


                                      MSF METLIFE            MSF METLIFE           MSF METLIFE
                                   ESSIVE ALLOCATION  CONSERVATIVE ALLOCATION  MODERATE ALLOCATION
                                       SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       (CLASS B)              (CLASS B)            (CLASS B)
                                   -----------------  -----------------------  -------------------
                                     2007     2006        2007        2006       2007       2006
                                   -------  --------  ----------  -----------  --------  ---------
Accumulation units
   beginning of year                29,080       --      63,711          --     230,797        --
Accumulation units issued and
   transferred from other funding
   options                              --   29,111      42,047      63,751       7,333   230,832
Accumulation units redeemed and
   transferred to other funding
   options                             (28)     (31)         (2)        (40)        (28)      (35)
                                    ------   ------     -------      ------     -------   -------
Accumulation units end of year      29,052   29,080     105,756      63,711     238,102   230,797
                                    ======   ======     =======      ======     =======   =======

                                         MIST          MIST PIONEER      MIST PIONEER
                                     PIONEER FUND     MID-CAP VALUE    STRATEGIC INCOME
                                      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                      (CLASS A)          (CLASS A)         (CLASS A)
                                   ---------------  ----------------  -----------------
                                    2007    2006    2007 (a)   2006    2007      2006
                                   ------  -------  --------  ------  -------  --------
Accumulation units
   beginning of year               38,524       --    5,274       --  551,856        --
Accumulation units issued and
   transferred from other funding
   options                          3,809   39,055       --   12,990   65,636   575,442
Accumulation units redeemed and
   transferred to other funding
   options                         (2,395)    (531)  (5,274)  (7,716) (44,650)  (23,586)
                                   ------   ------   ------   ------  -------   -------
Accumulation units end of year     39,938   38,524       --    5,274  572,842   551,856
                                   ======   ======   ======   ======  =======   =======

                                        MSF BLACKROCK              MSF               MSF
                                         MONEY MARKET         FI LARGE CAP    FI VALUE LEADERS
                                          SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                          (CLASS A)             (CLASS A)         (CLASS D)
                                   ----------------------  -----------------  ----------------
                                       2007        2006      2007     2006      2007    2006
                                   ----------  ----------  --------  -------  -------  -------
Accumulation units
   beginning of year                1,266,755          --   492,440       --  797,665       --
Accumulation units issued and
   transferred from other funding
   options                          8,128,427   2,824,759    35,389  510,139   26,541  820,507
Accumulation units redeemed and
   transferred to other funding
   options                         (1,648,272) (1,558,004) (122,514) (17,699) (66,038) (22,842)
                                   ----------  ----------  --------  -------  -------  -------
Accumulation units end of year      7,746,910   1,266,755   405,315  492,440  758,168  797,665
                                   ==========  ==========  ========  =======  =======  =======

                                        MSF METLIFE
                                   MODERATE TO AGGRESSIVE          MSF                   MSF
                                         ALLOCATION         MFS TOTAL RETURN      MFS TOTAL RETURN
                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          (CLASS B)             (CLASS B)             (CLASS F)
                                   ----------------------  -------------------  --------------------
                                      2007        2006      2007 (b)    2006       2007        2006
                                   ----------  ----------  --------  ---------  ----------  ---------
Accumulation units
   beginning of year                     --         --          --          --  2,083,584          --
Accumulation units issued and
   transferred from other funding
   options                           18,039         --       9,018          --     56,764   2,335,222
Accumulation units redeemed and
   transferred to other funding
   options                               --         --         (24)         --   (180,955)   (251,638)
                                     ------        ---       -----    --------  ---------   ---------
Accumulation units end of year       18,039         --       8,994          --  1,959,393   2,083,584
                                     ======        ===       =====    ========  =========   =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                      MSF
                                      MSF OPPENHEIMER    MSF T. ROWE PRICE  WESTERN ASSET MANAGEMENT
                                       GLOBAL EQUITY     LARGE CAP GROWTH       HIGH YIELD BOND
                                        SUBACCOUNT          SUBACCOUNT             SUBACCOUNT
                                         (CLASS B)           (CLASS B)             (CLASS A)
                                   --------------------  -----------------  ------------------------
                                      2007       2006      2007     2006        2007 (a)    2006
                                   ---------  ---------   -------  ------       --------  ------
Accumulation units
   beginning of year               3,973,317         --    59,812      --        459,454      --
Accumulation units issued and
   transferred from other funding
   options                           320,062  4,264,419    15,446  59,825          2,247  480,589
Accumulation units redeemed and
   transferred to other funding
   options                          (528,401)  (291,102)  (24,219)    (13)      (461,701) (21,135)
                                   ---------  ---------   -------  ------       --------  -------
Accumulation units end of year     3,764,978  3,973,317    51,039  59,812             --  459,454
                                   =========  =========   =======  ======       ========  =======

                                         PIONEER            PIONEER           PIONEER
                                    AMERICA INCOME VCT      BOND VCT      CULLEN VALUE VCT
                                        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                        (CLASS II)         (CLASS II)        (CLASS II)
                                   --------------------  ---------------  ----------------
                                    2007 (c)     2006     2007 (d)  2006    2007    2006
                                   ----------  --------  ---------  ----  -------  -------
Accumulation units
   beginning of year                  870,023   910,115         --    --  631,217  220,195
Accumulation units issued and
   transferred from other funding
   options                            217,249   295,066  1,002,362    --  431,616  452,732
Accumulation units redeemed and
   transferred to other funding
   options                         (1,087,272) (335,158)   (12,698)   --  (89,000) (41,710)
                                   ----------  --------  ---------   ---  -------  -------
Accumulation units end of year             --   870,023    989,664    --  973,833  631,217
                                   ==========  ========  =========   ===  =======  =======

                                         PIONEER                PIONEER               PIONEER
                                         FUND VCT        GLOBAL HIGH YIELD VCT     HIGH YIELD VCT
                                        SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                        (CLASS II)            (CLASS II)             (CLASS II)
                                   --------------------  ---------------------  --------------------
                                     2007        2006        2007      2006        2007       2006
                                   ---------  ---------     -------  --------   ---------  ---------
Accumulation units
   beginning of year               1,274,818  1,269,628     185,463   107,587   1,269,056  1,439,396
Accumulation units issued and
   transferred from other funding
   options                           474,939     95,405     784,834   389,531     516,092    502,892
Accumulation units redeemed and
   transferred to other funding
   options                          (210,739)   (90,215)   (441,791) (311,655)   (549,038)  (673,232)
                                   ---------  ---------    --------  --------   ---------  ---------
Accumulation units end of year     1,539,018  1,274,818     528,506   185,463   1,236,110  1,269,056
                                   =========  =========    ========  ========   =========  =========

                                             MSF
                                   WESTERN ASSET MANAGEMENT         PIMCO VIT              PIMCO VIT
                                       U.S. GOVERNMENT             REAL RETURN            TOTAL RETURN
                                          SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                          (CLASS A)          (ADMINISTRATIVE CLASS)  (ADMINISTRATIVE CLASS)
                                   ------------------------  ----------------------  ----------------------
                                        2007      2006         2007 (a)      2006        2007       2006
                                      -------   -------       ----------  ---------   ---------  ---------
Accumulation units
   beginning of year                   147,181        --       1,100,092    964,718   2,254,101  2,272,829
Accumulation units issued and
   transferred from other funding
   options                               6,994   296,671          29,086    168,796     177,728    261,517
Accumulation units redeemed and
   transferred to other funding
   options                             (11,556) (149,490)     (1,129,178)   (33,422)   (295,043)  (280,245)
                                       -------  --------      ----------  ---------   ---------  ---------
Accumulation units end of year         142,619   147,181              --  1,100,092   2,136,786  2,254,101
                                       =======  ========      ==========  =========   =========  =========

                                         PIONEER                PIONEER               PIONEER
                                   EMERGING MARKETS VCT    EQUITY INCOME VCT   EQUITY OPPORTUNITY VCT
                                        SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                        (CLASS II)             (CLASS II)            (CLASS II)
                                   --------------------  --------------------  ----------------------
                                       2007     2006        2007      2006        2007 (c)    2006
                                     -------  -------    ---------  ---------     --------  -------
Accumulation units
   beginning of year                 256,356  223,754    1,189,566  1,110,761       24,355       --
Accumulation units issued and
   transferred from other funding
   options                           156,012   88,355      175,795    204,834      129,502   47,977
Accumulation units redeemed and
   transferred to other funding
   options                           (38,474) (55,753)    (178,511)  (126,029)    (153,857) (23,622)
                                     -------  -------    ---------  ---------     --------  -------
Accumulation units end of year       373,894  256,356    1,186,850  1,189,566           --   24,355
                                     =======  =======    =========  =========     ========  =======

                                        PIONEER IBBOTSON         PIONEER IBBOTSON       PIONEER IBBOTSON
                                   AGGRESSIVE ALLOCATION VCT  GROWTH ALLOCATION VCT  MODERATE ALLOCATION VCT
                                           SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                           (CLASS II)               (CLASS II)             (CLASS II)
                                   -------------------------  ---------------------  -----------------------
                                          2007     2006          2007       2006         2007        2006
                                        -------  -------       ---------  ---------    ---------  ---------
Accumulation units
   beginning of year                    143,902   36,678       4,582,452  1,736,062    4,209,653    390,281
Accumulation units issued and
   transferred from other funding
   options                               64,265  107,270       1,443,081  3,200,208      709,852  3,909,956
Accumulation units redeemed and
   transferred to other funding
   options                              (10,973)     (46)       (119,669)  (353,818)    (104,306)   (90,584)
                                        -------  -------       ---------  ---------    ---------  ---------
Accumulation units end of year          197,194  143,902       5,905,864  4,582,452    4,815,199  4,209,653
                                        =======  =======       =========  =========    =========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       PIONEER               PIONEER                PIONEER
                                   INDEPENDENCE VCT  INTERNATIONAL VALUE VCT   MID CAP VALUE VCT
                                      SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                      (CLASS II)            (CLASS II)             (CLASS II)
                                   ----------------  -----------------------  ------------------
                                     2007     2006      2007        2006        2007      2006
                                   -------  -------  ----------  -----------  --------  --------
Accumulation units
   beginning of year               331,047  310,522     333,479    201,084     907,236   926,731
Accumulation units issued and
   transferred from other funding
   options                          26,026   50,767     186,657    172,569      99,094    80,676
Accumulation units redeemed and
   transferred to other funding
   options                         (24,991) (30,242)    (28,293)   (40,174)   (114,273) (100,171)
                                   -------  -------     -------    -------    --------  --------
Accumulation units end of year     332,082  331,047     491,843    333,479     892,057   907,236
                                   =======  =======     =======    =======    ========  ========

                                          PIONEER              PIONEER              PIONEER
                                   SMALL CAP VALUE VCT  STRATEGIC INCOME VCT       VALUE VCT
                                        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                        (CLASS II)           (CLASS II)           (CLASS II)
                                   -------------------  --------------------  ------------------
                                      2007     2006        2007       2006     2007 (c)   2006
                                   --------  ---------  ---------  ---------  ---------  -------
Accumulation units
   beginning of year                389,952   418,701   2,251,292  1,707,639   484,275   507,954
Accumulation units issued and
   transferred from other funding
   options                           61,901   157,345     497,450    928,752    22,880    18,454
Accumulation units redeemed and
   transferred to other funding
   options                          (50,463) (186,094)   (978,887)  (385,099) (507,155)  (42,133)
                                    -------  --------   ---------  ---------  --------   -------
Accumulation units end of year      401,390   389,952   1,769,855  2,251,292        --   484,275
                                    =======  ========   =========  =========  ========   =======

                                     PIONEER OAK RIDGE           PIONEER         PIONEER SMALL AND MID
                                   LARGE CAP GROWTH VCT  REAL ESTATE SHARES VCT     CAP GROWTH VCT
                                        SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                        (CLASS II)             (CLASS II)             (CLASS II)
                                   --------------------  ----------------------  ---------------------
                                     2007       2006         2007      2006       2007 (c)      2006
                                   ---------  ---------  ----------  ----------  ----------  ---------
Accumulation units
   beginning of year                868,239    700,957      594,331   560,958      249,023    245,646
Accumulation units issued and
   transferred from other funding
   options                           94,560    280,487      115,970    83,327       34,585     27,542
Accumulation units redeemed and
   transferred to other funding
   options                          (78,542)  (113,205)    (107,522)  (49,954)    (283,608)   (24,165)
                                    -------   --------     --------   -------     --------    -------
Accumulation units end of year      884,257    868,239      602,779   594,331           --    249,023
                                    =======   ========     ========   =======     ========    =======

                                        PUTNAM VT              PUTNAM VT         VAN KAMPEN
                                   INTERNATIONAL EQUITY    SMALL CAP VALUE      LIT COMSTOCK
                                        SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                        (CLASS IB)            (CLASS IB)         (CLASS II)
                                   --------------------  ------------------  ------------------
                                     2007 (a)    2006    2007 (a)    2006      2007      2006
                                   ----------  --------  ---------  -------  --------  --------
Accumulation units
   beginning of year                  42,958    45,785    417,429   382,970   760,830   637,107
Accumulation units issued and
   transferred from other funding
   options                                --        --      1,961    73,564    61,112   219,250
Accumulation units redeemed and
   transferred to other funding
   options                           (42,958)   (2,827)  (419,390)  (39,105) (148,967)  (95,527)
                                     -------    ------   --------   -------  --------   -------
Accumulation units end of year        42,958        --         --   417,429   672,975   760,830
                                     =======    ======   ========   =======  ========   =======

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                      VAN KAMPEN
                                    LIT ENTERPRISE
                                      SUBACCOUNT
                                      (CLASS II)
                                   ----------------
                                     2007     2006
                                   -------  -------
Accumulation units
   beginning of year                11,091   23,247
Accumulation units issued and
   transferred from other funding
   options                              --       --
Accumulation units redeemed and
   transferred to other funding
   options                         (11,091) (12,156)
                                   -------  -------
Accumulation units end of year          --   11,091
                                   =======  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

     As discussed in Note 20, the accompanying 2007 consolidated financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(May 14, 2008, as to Note 20 and October 29, 2008, as to Note 21)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2007         2006
                                                               -------------   --------
                                                               (AS RESTATED,
                                                                SEE NOTE 20)
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively)...........................................     $ 45,671     $ 47,846
  Equity securities available-for-sale, at estimated fair
     value (cost: $992 and $777, respectively)...............          952          795
  Mortgage and consumer loans................................        4,404        3,595
  Policy loans...............................................          913          918
  Real estate and real estate joint ventures held-for-
     investment..............................................          541          173
  Real estate held-for-sale..................................           --            7
  Other limited partnership interests........................        1,130        1,082
  Short-term investments.....................................        1,335          777
  Other invested assets......................................        1,445        1,241
                                                                  --------     --------
     Total investments.......................................       56,391       56,434
Cash and cash equivalents....................................        1,774          649
Accrued investment income....................................          637          597
Premiums and other receivables...............................        8,320        8,410
Deferred policy acquisition costs and value of business
  acquired...................................................        4,948        5,111
Current income tax recoverable...............................           72           94
Deferred income tax assets...................................          846        1,007
Goodwill.....................................................          953          953
Other assets.................................................          753          765
Separate account assets......................................       53,867       50,067
                                                                  --------     --------
     Total assets............................................     $128,561     $124,087
                                                                  ========     ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.....................................     $ 19,576     $ 19,654
  Policyholder account balances..............................       33,815       35,099
  Other policyholder funds...................................        1,777        1,513
  Long-term debt -- affiliated...............................          635          435
  Payables for collateral under securities loaned and other
     transactions............................................       10,471        9,155
  Other liabilities..........................................        1,072          749
  Separate account liabilities...............................       53,867       50,067
                                                                  --------     --------
     Total liabilities.......................................      121,213      116,672
                                                                  --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006.................................           86           86
Additional paid-in capital...................................        6,719        7,123
Retained earnings............................................          892          520
Accumulated other comprehensive income (loss)................         (349)        (314)
                                                                  --------     --------
     Total stockholders' equity..............................        7,348        7,415
                                                                  --------     --------
     Total liabilities and stockholders' equity..............     $128,561     $124,087
                                                                  ========     ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                              2007        2006     2005
                                                         -------------   ------   ------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
REVENUES
Premiums...............................................      $  353      $  308   $  281
Universal life and investment-type product policy
  fees.................................................       1,411       1,268      862
Net investment income..................................       2,893       2,839    1,438
Other revenues.........................................         251         212      132
Net investment gains (losses)..........................        (142)       (521)    (198)
                                                             ------      ------   ------
       Total revenues..................................       4,766       4,106    2,515
                                                             ------      ------   ------
EXPENSES
Policyholder benefits and claims.......................         978         792      570
Interest credited to policyholder account balances.....       1,299       1,316      720
Other expenses.........................................       1,446       1,173      678
                                                             ------      ------   ------
       Total expenses..................................       3,723       3,281    1,968
                                                             ------      ------   ------
Income from continuing operations before provision for
  income tax...........................................       1,043         825      547
Provision for income tax...............................         303         228      156
                                                             ------      ------   ------
Income from continuing operations......................         740         597      391
Income from discontinued operations, net of income
  tax..................................................           4          --       --
                                                             ------      ------   ------
Net income.............................................      $  744      $  597   $  391
                                                             ======      ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income, (As Restated, See Note
     20).................................                            744                                      744
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax,
       (As Restated, See Note 20)........                                                         12           12
                                                                                                           ------
     Other comprehensive income (loss),
       (As Restated, See Note 20)........                                                                     (35)
                                                                                                           ------
  Comprehensive income, (As Restated, See
     Note 20)............................                                                                     709
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007, (As
  Restated, See Note 20).................    $86      $6,719       $ 892         $(361)          $12       $7,348
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................     $    744     $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses.........           26            6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net...           11           74        112
     Losses from sales of investments and
       businesses, net..............................          145          521        198
     Gain from recapture of ceded reinsurance.......          (22)          --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests....................................         (121)         (83)       (19)
     Interest credited to policyholder account
       balances.....................................        1,299        1,316        720
     Universal life and investment-type product
       policy fees..................................       (1,411)      (1,268)      (862)
     Change in accrued investment income............          (35)           2        (68)
     Change in premiums and other receivables.......          360         (509)      (415)
     Change in deferred policy acquisition costs,
       net..........................................           61         (234)      (211)
     Change in insurance-related liabilities........           71          234        812
     Change in trading securities...................           --          (43)       103
     Change in income tax payable...................          308          156        298
     Change in other assets.........................          681          586        574
     Change in other liabilities....................          234         (351)      (876)
     Other, net.....................................           --           --          2
                                                         --------     --------   --------
Net cash provided by operating activities...........        2,351        1,004        763
                                                         --------     --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................       21,546       27,706     24,008
     Equity securities..............................          146          218        221
     Mortgage and consumer loans....................        1,208        1,034        748
     Real estate and real estate joint ventures.....          155          126         65
     Other limited partnership interests............          465          762        173
  Purchases of:
     Fixed maturity securities......................      (19,365)     (23,840)   (32,850)
     Equity securities..............................         (357)        (109)        --
     Mortgage and consumer loans....................       (2,030)      (2,092)      (500)
     Real estate and real estate joint ventures.....         (458)         (56)       (13)
     Other limited partnership interests............         (515)        (343)      (330)
  Net change in policy loans........................            5           (2)         3
  Net change in short-term investments..............         (558)         991        599
  Net change in other invested assets...............         (175)        (316)       233
  Other, net........................................           16            1          3
                                                         --------     --------   --------
Net cash provided by (used in) investing
  activities........................................     $     83     $  4,080   $ (7,640)
                                                         --------     --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                           2007         2006       2005
                                                      -------------   --------   --------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................     $ 11,395     $  8,185   $ 11,230
     Withdrawals....................................      (13,563)     (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.......        1,316         (582)     7,675
  Net change in short-term debt -- affiliated.......           --           --        (26)
  Long-term debt issued -- affiliated...............          200           --        400
  Dividends on common stock.........................         (690)        (917)        --
  Financing element on certain derivative
     instruments....................................           33          (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ................           --           --        443
                                                         --------     --------   --------
Net cash (used in) provided by financing
  activities........................................       (1,309)      (5,006)     7,304
                                                         --------     --------   --------
Change in cash and cash equivalents.................        1,125           78        427
Cash and cash equivalents, beginning of year........          649          571        144
                                                         --------     --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..............     $  1,774     $    649   $    571
                                                         ========     ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.......................................     $     33     $     31   $     18
                                                         ========     ========   ========
     Income tax.....................................     $     (6)    $     81   $     87
                                                         ========     ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA
       Insurance Company, net of cash received of
       $0, $0 and $443 million......................     $     --     $     --   $  6,341
                                                         ========     ========   ========
     Contribution of equity securities to MetLife
       Foundation...................................     $     12     $     --   $     --
                                                         ========     ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax....     $     --     $    162   $     --
                                                         ========     ========   ========
     Contribution of goodwill from MetLife, Inc. ...     $     --     $     29   $     --
                                                         ========     ========   ========




--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

      NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 20)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)    the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii)  the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions; and

          (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The functional currencies of foreign operations are the currencies in which these operations principally do business, typically local currencies, unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                         DECEMBER 31, 2007
                                          ----------------------------------------------
                                                          GROSS
                                           COST OR      UNREALIZED
                                          AMORTIZED   -------------    ESTIMATED    % OF
                                             COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                          ---------   ----   ------   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
  Residential mortgage-backed
    securities..........................    11,914      98       80      11,932     26.1
  Foreign corporate securities..........     6,536      83      184       6,435     14.1
  U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
  Commercial mortgage-backed
    securities..........................     3,182      28       67       3,143      6.9
  Asset-backed securities...............     2,236       4      108       2,132      4.7
  Foreign government securities.........       635      55        2         688      1.5
  State and political subdivision
  securities..........................       611       4       40         575      1.2
                                           -------    ----   ------     -------    -----
    Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                           =======    ====   ======     =======    =====
  Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
  Common stock..........................       215       9        7         217     22.8
                                           -------    ----   ------     -------    -----
    Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                           =======    ====   ======     =======    =====




                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
  U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
  Residential mortgage-backed
    securities...........................    11,951      40     78      11,913     24.9
  Foreign corporate securities...........     5,563      64    128       5,499     11.5
  U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
  Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
  Asset-backed securities................     3,158      14     10       3,162      6.6
  Foreign government securities..........       533      45      5         573      1.2
  State and political subdivision
    securities...........................     1,062       6     38       1,030      2.2
                                            -------    ----   ----     -------    -----
    Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                            =======    ====   ====     =======    =====
  Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
  Common stock...........................       106       6      1         111     14.0
                                            -------    ----   ----     -------    -----
    Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                            =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2007                     2006
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)
  Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
  Due after one year through five years...     8,070        8,035       9,843        9,733
  Due after five years through ten years..     7,950        7,858       7,331        7,226
  Due after ten years.....................    11,740       11,408      11,150       10,871
                                             -------      -------     -------      -------
    Subtotal..............................    28,932       28,464      29,944       29,446
  Mortgage-backed and asset-backed
    securities............................    17,332       17,207      18,462       18,400
                                             -------      -------     -------      -------
    Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                             =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
  Proceeds.......................................  $14,826   $23,901   $22,241
  Gross investment gains.........................  $   146   $    73   $    48
  Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                     DECEMBER
                                                                       31,
                                                                   -----------
                                                                   2007   2006
                                                                   ----   ----
    SECTOR:
      U.S. corporate securities..................................    52%    49%
      Foreign corporate securities...............................    16     15
      Asset-backed securities....................................     9      1
      Residential mortgage-backed securities.....................     7      9
      Commercial mortgage-backed securities......................     6      5
      U.S. Treasury/agency securities............................     1     15
      Other......................................................     9      6
                                                                    ---    ---
         Total...................................................   100%   100%
                                                                    ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
  Agricultural mortgage loans...................   1,265      29      1,460      41
  Consumer loans................................      22      --         46       1
                                                  ------     ---     ------     ---
    Total.......................................   4,412     100%     3,601     100%
                                                             ===                ===
  Less: Valuation allowances....................       8                  6
                                                  ------             ------
    Total mortgage and consumer loans...........  $4,404             $3,595
                                                  ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Balance at January 1,....................................   $ 6    $ 9    $ 1
  Additions................................................     7      3      8
  Deductions...............................................    (5)    (6)    --
                                                              ---    ---    ---
  Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                              ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                              DECEMBER 31,
                                                  -----------------------------------
                                                        2007               2006
                                                  ----------------   ----------------
                                                  AMOUNT   PERCENT   AMOUNT   PERCENT
                                                  ------   -------   ------   -------
                                                             (IN MILLIONS)
  Development joint ventures....................   $287       53%     $ --       --%
  Real estate investment funds..................    111       21        93       52
  Office........................................     88       16        46       26
  Apartments....................................     35        6        --       --
  Agriculture...................................     19        4        28       15
  Land..........................................      1       --         1       --
  Retail........................................     --       --        12        7
                                                   ----      ---      ----      ---
    Total real estate holdings..................   $541      100%     $180      100%
                                                   ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
  Fixed maturity securities...........................  $2,803   $2,719   $1,377
  Equity securities...................................      45       17        6
  Mortgage and consumer loans.........................     263      182      113
  Policy loans........................................      53       52       26
  Real estate and real estate joint ventures..........      81       29        2
  Other limited partnership interests.................     164      238       33
  Cash, cash equivalents and short-term investments...     104      137       71
  Other...............................................       7        8       --
                                                        ------   ------   ------
    Total investment income...........................   3,520    3,382    1,628
  Less: Investment expenses...........................     627      543      190
                                                        ------   ------   ------
    Net investment income.............................  $2,893   $2,839   $1,438
                                                        ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   -----   -----
                                                           2007        2006    2005
                                                      -------------   -----   -----
                                                              (IN MILLIONS)
  Fixed maturity securities.........................      $(272)      $(497)  $(300)
  Equity securities.................................         15          10       1
  Mortgage and consumer loans.......................         (2)          7      (9)
  Real estate and real estate joint ventures........          1          64       7
  Other limited partnership interests...............        (19)         (1)     (1)
  Sales of businesses...............................         --          --       2
  Derivatives.......................................        305         177      (2)
  Other.............................................       (170)       (281)    104
                                                          -----       -----   -----
    Net investment gains (losses)                         $(142)      $(521)  $(198)
                                                          =====       =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Fixed maturity securities............................  $(606)  $(566)  $(639)
  Equity securities....................................    (38)     17      (4)
  Derivatives..........................................    (13)     (9)     (2)
  Other................................................      8       7     (19)
                                                         -----   -----   -----
    Subtotal...........................................   (649)   (551)   (664)
                                                         -----   -----   -----
  Amounts allocated from:
    Insurance liability loss recognition...............     --      --     (78)
    DAC and VOBA.......................................     93      66     102
                                                         -----   -----   -----
    Subtotal...........................................     93      66      24
                                                         -----   -----   -----
  Deferred income tax..................................    195     171     224
                                                         -----   -----   -----
    Subtotal...........................................    288     237     248
                                                         -----   -----   -----
  Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                         =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                          YEARS ENDED DECEMBER
                                                                  31,
                                                         ---------------------
                                                          2007    2006    2005
                                                         -----   -----   -----
                                                             (IN MILLIONS)
  Balance, January 1,..................................  $(314)  $(416)  $  30
  Unrealized investment gains (losses) during the
    year...............................................    (98)    113    (756)
  Unrealized investment gains (losses) relating to:
    Insurance liability gain (loss) recognition........     --      78     (78)
    DAC and VOBA.......................................     27     (36)    148
    Deferred income tax................................     24     (53)    240
                                                         -----   -----   -----
  Balance, December 31,................................  $(361)  $(314)  $(416)
                                                         =====   =====   =====
  Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                         =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                              DECEMBER 31, 2007
                                                           -----------------------
                                                                         MAXIMUM
                                                             TOTAL     EXPOSURE TO
                                                           ASSETS(1)     LOSS(2)
                                                           ---------   -----------
                                                                (IN MILLIONS)
  Asset-backed securitizations...........................   $ 1,140       $   77
  Real estate joint ventures(3)..........................       942           44
  Other limited partnership interests(4).................     3,876          418
  Trust preferred securities(5)..........................    22,775          546
  Other investments(6)...................................     1,600           79
                                                            -------       ------
    Total................................................   $30,333       $1,164
                                                            =======       ======



--------

(1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

(6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
  Estimated fair market value of assets transferred to
    affiliates.........................................  $628     $164     $ 79
  Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
  Net investment gains (losses) recognized on
    transfers..........................................  $ (1)    $ --     $  1
  Estimated fair market value of assets transferred
    from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2007                 DECEMBER 31, 2006
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
  Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
  Cash flow....................       486       85          3           455       42         --
  Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                  -------   ------       ----       -------   ------       ----
    Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                  =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                                 YEARS ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                             2007   2006   2005
                                                             ----   ----   ----
                                                                (IN MILLIONS)
  Qualifying hedges:
    Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
  Non-qualifying hedges:
    Net investment gains (losses)..........................    82     73     (8)
                                                              ---    ---    ---
       Total...............................................   $76    $64    $(9)
                                                              ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Changes in the fair value of derivatives................  $ 18    $(1)   $--
  Changes in the fair value of the items hedged...........   (20)     2     --
                                                            ----    ---    ---
  Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                            ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Other comprehensive income (loss) balance at January
    1,....................................................  $ (9)  $ (2)   $(4)
  Gains (losses) deferred in other comprehensive income
    (loss) on the effective portion of cash flow hedges...    39     41      1
  Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                            ----   ----    ---
  Other comprehensive income (loss) balance at December
    31,...................................................  $(13)  $ (9)   $(2)
                                                            ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                            2007   2006   2005
                                                            ----   ----   ----
                                                               (IN MILLIONS)
  Net investment gains (losses), excluding embedded
    derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                   DECEMBER
                                                                     31,
                                                                 -----------
                                                                 2007   2006
                                                                 ----   ----
                                                                     (IN
                                                                  MILLIONS)
  Embedded derivative assets...................................  $125    $17
  Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                             DECEMBER 31,
                                    -------------------------------------------------------------
                                                                                       OTHER
                                      FUTURE POLICY       POLICYHOLDER ACCOUNT      POLICYHOLDER
                                         BENEFITS               BALANCES               FUNDS
                                    -----------------   -----------------------   ---------------
                                                        (AS RESTATED,
                                                         SEE NOTE 20)
                                    -------   -------   -------------   -------   ------   ------
                                      2007      2006         2007         2006     2007     2006
                                    -------   -------   -------------   -------   ------   ------
                                                            (IN MILLIONS)
Individual
  Traditional life................  $   921   $   871      $    --      $    --   $   50   $   37
  Universal variable life.........      575       527        4,995        4,522    1,496    1,314
  Annuities.......................      944     1,015       15,058       16,106       36        5
  Other...........................       --        --           47           32       --       --
Institutional
  Group life......................      220       234          763          765        5        6
  Retirement & savings............   12,040    12,325       12,780       13,731       --       --
  Non-medical health & other......      303       328           --           --        2        2
Corporate & Other (1).............    4,573     4,354          172          (57)     188      149
                                    -------   -------      -------      -------   ------   ------
     Total........................  $19,576   $19,654      $33,815      $35,099   $1,777   $1,513
                                    =======   =======      =======      =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
  Balance at January 1,...............................  $237     $ 72      $--
  Contribution from MetLife...........................    --       --       73
  Contribution of VODA from MetLife...................    --      167       --
  Amortization........................................    (5)      (2)      (1)
                                                        ----     ----      ---
  Balance at December 31,.............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
  Balance at January 1,................................  $330   $218   $143
  Capitalization.......................................   124    129     83
  Amortization.........................................   (51)   (17)    (8)
                                                         ----   ----   ----
  Balance at December 31,..............................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.1 billion (as restated, see Note 20) and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
  Balance at January 1,...............................  $ 551   $ 512   $ --
    Less: Reinsurance recoverables....................   (403)   (373)    --
                                                        -----   -----   ----
  Net balance at January 1,...........................    148     139     --
                                                        -----   -----   ----
  Contribution of MetLife Insurance Company of
    Connecticut by MetLife (Note 3)...................     --      --    137
  Incurred related to:
    Current year......................................     32      29     19
    Prior years.......................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
  Paid related to:
    Current year......................................     (2)     (2)    (1)
    Prior years.......................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
  Net balance at December 31,.........................    149     148    139
    Add: Reinsurance recoverables.....................    463     403    373
                                                        -----   -----   ----
  Balance at December 31,.............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
  ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
  Separate account value........     $  11,337             N/A        $   8,213             N/A
  Net amount at risk(2).........     $      33(3)          N/A        $      --(3)          N/A
  Average attained age of
    contractholders.............      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
    MINIMUM RETURN
  Separate account value........     $  41,515       $  16,143        $  44,036       $  13,179
  Net amount at risk(2).........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
  Average attained age of
    contractholders.............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
  UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $   2,797    $   3,262
  Net amount at risk(2)...............................   $  38,621(3) $  48,630(3)
  Average attained age of policyholders...............    57 years     57 years


--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
  Balance at January 1, 2005...........      $--           $--             $--         $--
  Incurred guaranteed benefits.........        3            --               9          12
  Paid guaranteed benefits.............       --            --              --          --
                                             ---           ---             ---         ---
  Balance at December 31, 2005.........        3            --               9          12
  Incurred guaranteed benefits.........       --            --              22          22
  Paid guaranteed benefits.............       (3)           --              --          (3)
                                             ---           ---             ---         ---
  Balance at December 31, 2006.........       --            --              31          31
  Incurred guaranteed benefits.........        6            28              34          68
  Paid guaranteed benefits.............       (4)           --              --          (4)
                                             ---           ---             ---         ---
  Balance at December 31, 2007.........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
  Mutual Fund Groupings
    Equity..............................................  $40,608   $37,992
    Bond................................................    2,307     2,831
    Balanced............................................    4,422     2,790
    Money Market........................................    1,265       949
    Specialty...........................................      395       460
                                                          -------   -------
      Total.................... ........................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
  Direct premiums....................................  $ 654   $ 599   $ 413
  Reinsurance assumed................................     17      21      38
  Reinsurance ceded..................................   (318)   (312)   (170)
                                                       -----   -----   -----
  Net premiums.......................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
  Reinsurance recoverables netted against policyholder
    benefits and claims..............................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
  Assumed premiums...................................  $ 17     $ 21     $ 38
  Assumed fees, included in universal life and
    investment-type product policy fees..............  $119     $ 65     $194
  Assumed fees, included in net investment gains
    (losses).........................................  $ --     $ --     $  6
  Assumed benefits, included in policyholder benefits
    and claims.......................................  $ 18     $ 11     $ 32
  Assumed benefits, included in interest credited to
    policyholder account balances....................  $ 53     $ 49     $ 42
  Assumed acquisition costs, included in other
    expenses.........................................  $ 39     $ 58     $111
  Ceded premiums.....................................  $ 32     $ 21     $ 12
  Ceded fees, included in universal life and
    investment-type product policy fees..............  $216     $130     $ 93
  Interest earned on ceded reinsurance, included in
    other revenues...................................  $ 85     $ 68     $ 55
  Ceded benefits, included in policyholder benefits and
    claims...........................................  $ 95     $ 86     $ 92
  Interest costs on ceded reinsurance, included in
    other expenses...................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Current:
    Federal.....................................       $  9            $ 18       $ (3)
    State and local.............................          4              --         (2)
    Foreign.....................................          1              --         --
                                                       ----            ----       ----
      Subtotal..................................         14              18         (5)
                                                       ----            ----       ----
  Deferred:
    Federal.....................................       $306            $212       $162
    State and local.............................         --              (2)        (1)
    Foreign.....................................        (17)             --         --
                                                       ----            ----       ----
      Subtotal..................................        289             210        161
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   ----
                                                       2007            2006       2005
                                                  -------------   -------------   ----
                                                                  (IN MILLIONS)
  Tax provision at U.S. statutory rate..........       $365            $288       $191
  Tax effect of:
    Tax-exempt investment income................        (65)            (62)       (27)
    Prior year tax..............................          9              (9)        (9)
    Foreign tax rate differential and change in
      valuation allowance.......................         (7)             12         --
    State tax, net of federal benefit...........          3              --          2
    Other, net..................................         (2)             (1)        (1)
                                                       ----            ----       ----
  Provision for income tax......................       $303            $228       $156
                                                       ====            ====       ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                         -----------------------
                                                         (AS RESTATED,
                                                          SEE NOTE 20)
                                                         -------------   -------
                                                              2007         2006
                                                         -------------   -------
                                                              (IN MILLIONS)
  Deferred income tax assets:
    Benefit, reinsurance and other reserves............     $ 1,929      $ 2,238
    Net unrealized investment losses...................         195          171
    Capital loss carryforwards.........................         150          155
    Investments........................................          54           63
    Net operating loss carryforwards...................          42           10
    Tax credits........................................          20           --
    Operating lease reserves...........................          13           13
    Employee benefits..................................          --            3
    Litigation-related.................................          --            1
    Other..............................................          13           20
                                                            -------      -------
                                                              2,416        2,674
    Less: Valuation allowance..........................          --            4
                                                            -------      -------
                                                              2,416        2,670
                                                            -------      -------
  Deferred income tax liabilities:
    DAC and VOBA.......................................      (1,570)      (1,663)
                                                            -------      -------
                                                             (1,570)      (1,663)
                                                            -------      -------
  Net deferred income tax asset........................     $   846      $ 1,007
                                                            =======      =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
  Balance at January 1, 2007 (date of adoption)...........          $64
  Reductions for tax positions of prior years.............           (2)
  Additions for tax positions of current year.............            5
  Reductions for tax positions of current year............           (8)
  Settlements with tax authorities........................           (6)
                                                                    ---
  Balance at December 31, 2007............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
  Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
  Liability:
    Insolvency assessments...................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
  2008...................................................    $ 3       $15
  2009...................................................    $ 3       $ 8
  2010...................................................    $ 3       $ 6
  2011...................................................    $ 3       $ 6
  2012...................................................    $ 3       $--
  Thereafter.............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                          YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------
                                                  (AS RESTATED,
                                                   SEE NOTE 20)
                                                  -------------   -------------   -------
                                                       2007            2006         2005
                                                  -------------   -------------   -------
                                                                  (IN MILLIONS)
  Holding gains (losses) on investments arising
    during the year.............................      $(358)          $(434)      $(1,148)
  Income tax effect of holding gains (losses)...        122             147           402
  Reclassification adjustments:
    Recognized holding (gains) losses included
       in current year income...................        260             487           295
    Amortization of premiums and accretion of
       discounts associated with investments....         --              60            96
    Income tax effect...........................        (88)           (186)         (137)
  Allocation of holding gains on investments
    relating to other policyholder amounts......         27              42            71
  Income tax effect of allocation of holding
    gains to other policyholder amounts.........        (10)            (14)          (25)
                                                      -----           -----       -------
  Net unrealized investment gains (losses)......        (47)            102          (446)
                                                      -----           -----       -------
  Foreign currency translation adjustment.......         12              (2)            2
                                                      -----           -----       -------
  Other comprehensive income (loss).............      $ (35)          $ 100       $  (444)
                                                      =====           =====       =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      ------------------------------
                                                      (AS RESTATED,
                                                       SEE NOTE 20)
                                                      -------------   ------   -----
                                                           2007        2006     2005
                                                      -------------   ------   -----
                                                               (IN MILLIONS)
  Compensation......................................      $  125      $  134   $ 106
  Commissions.......................................         633         712     931
  Interest and debt issue costs.....................          35          31      25
  Amortization of DAC and VOBA......................         740         488     288
  Capitalization of DAC.............................        (682)       (721)   (886)
  Rent, net of sublease income......................           5          11       7
  Minority interest.................................          --          26       1
  Insurance tax.....................................          44          42      10
  Other.............................................         546         450     196
                                                          ------      ------   -----
    Total other expenses............................      $1,446      $1,173   $ 678
                                                          ======      ======   =====



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                           (AS RESTATED, SEE NOTE 20)
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (263)             5         (142)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           638             --        1,299
Other expenses..............................      1,329            50             67        1,446
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           180            224        1,043
Provision for income tax....................        227            60             16          303
                                                -------       -------        -------     --------
Income from continuing operations...........        412           120            208          740
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $   124        $   208     $    744
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,154        $11,193     $128,561
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,113        $ 4,933     $ 55,168
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

Amounts related to the Company's financial instruments are as follows:

DECEMBER 31, 2007                                  NOTIONAL   CARRYING    ESTIMATED
(AS RESTATED, SEE NOTE 20)                          AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,056     $27,651
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2006                                   AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  RESTATEMENT

     The Company identified a miscalculation of the foreign exchange adjustment related to the accrued interest credited liability (included within policyholder account balances) on its foreign denominated issuances under its GIC program. This miscalculation resulted in an overstatement of the foreign currency exchange loss on accrued interest credited payable and an understatement of net income. In addition, the Company recognized that its assessment of the functional currency of its operations in Ireland was not in accordance with the applicable accounting principles. Accordingly, the Company restated its consolidated financial statements for the year ended December 31, 2007 and the quarter ended September 30, 2007 to properly reflect the accrued interest credited

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)


liability on its foreign denominated GICs and to properly reflect the functional currency of its operations in Ireland as of the respective date. As a result of the foregoing, the Company's net income for the year ended December 31, 2007 and the quarter ended September 30, 2007 increased by $49 million and $36 million, respectively.

     A summary of the effects of these restatements on the Company's consolidated financial statements is as set forth in the table below. See also
Note 22, Quarterly Results of Operations (Unaudited).

                                                   SEPTEMBER 30, 2007           DECEMBER 31, 2007
                                               --------------------------  --------------------------
                                               AS PREVIOUSLY               AS PREVIOUSLY
                                                  REPORTED    AS RESTATED     REPORTED    AS RESTATED
                                               -------------  -----------  -------------  -----------
                                                                     (IN MILLIONS)
ASSETS:
          Current income tax recoverable.....     $    148      $    133      $     91      $     72
          Deferred income tax assets.........     $  1,050      $  1,049      $    848      $    846
          Total assets.......................     $130,928      $130,912      $128,582      $128,561

LIABILITIES:
          Policyholder account balances......     $ 34,233      $ 34,189      $ 33,871      $ 33,815
          Total liabilities..................     $123,951      $123,907      $121,269      $121,213

STOCKHOLDERS' EQUITY:
          Retained earnings..................     $    645      $    681      $    843      $    892
          Accumulated other comprehensive
            income (loss)....................     $   (473)     $   (481)     $   (335)     $   (349)
          Total stockholders' equity.........     $  6,977      $  7,005      $  7,313      $  7,348
          Total liabilities and stockholders'
            equity...........................     $130,928      $130,912      $128,582      $128,561



                                            FOR THE THREE MONTHS ENDED        FOR THE YEAR ENDED
                                                SEPTEMBER 30, 2007            DECEMBER 31, 2007
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
                                                                  (IN MILLIONS)
REVENUES:
  Net investment gains (losses)..........      $  (90)        $  (48)        $ (198)        $ (142)
  Total revenues.........................      $1,136         $1,178         $4,710         $4,766

EXPENSES:
  Interest credited to policyholder
     account balances....................      $  327         $  325         $1,304         $1,299
  Other expenses.........................      $  327         $  319         $1,455         $1,446
  Total expenses.........................      $  910         $  900         $3,737         $3,723

Income from continuing operations before
  provision for income tax...............      $  226         $  278         $  973         $1,043
Provision for income tax.................      $   72         $   88         $  282         $  303
Income from continuing operations........      $  154         $  190         $  691         $  740
Net income...............................      $  154         $  190         $  695         $  744

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
                               20) -- (CONTINUED)

                                                                  FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2007
                                                             ---------------------------
                                                             AS PREVIOUSLY
                                                                REPORTED     AS RESTATED
                                                             -------------   -----------
                                                                    (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................      $  695         $  744
  Losses from sales of investments and businesses, net.....      $  201         $  145
  Interest credited to policyholder account balances.......      $1,304         $1,299
  Change in income tax payable.............................      $  287         $  308
  Change in other assets...................................      $  690         $  681


21.  SUBSEQUENT EVENT

     In October 2008, the Company received advances totaling $300 million from the Federal Home Loan Bank of Boston, which will be included in debt.

     In April 2008, MICC issued a surplus note with a face amount of $750 million and a discount of $7 million ($743 million) to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

22.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The unaudited quarterly results of operations for 2007 and 2006 are summarized in the table below:

                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                                                  (AS RESTATED, SEE NOTE 20)
                                                                 ----------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2007
  Total revenues........................    $1,097     $1,143        $1,178         $1,348
  Total expenses........................    $  903     $  885        $  900         $1,035
  Income from continuing operations.....    $  152     $  187        $  190         $  211
  Income from discontinued operations,
    net of income tax...................    $    4         --            --         $   --
  Net income............................    $  156     $  187        $  190         $  211



                                                           THREE MONTHS ENDED
                                          ---------------------------------------------------
                                          MARCH 31,   JUNE 30,   SEPTEMBER 30,   DECEMBER 31,
                                          ---------   --------   -------------   ------------
                                                             (IN MILLIONS)
  2006
  Total revenues........................    $1,006     $1,068        $1,057          $975
  Total expenses........................    $  830     $  796        $  770          $885
  Income from continuing operations.....    $  127     $  191        $  207          $ 72
  Income from discontinued operations,
    net of income tax...................        --         --            --            --
  Net income............................    $  127     $  191        $  207          $ 72

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

(1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007 (As Restated, See Note 20)
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,543           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,815         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007 (As Restated,
  See Note 20)
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,104               23             27               7
Corporate & Other........          26           293              33               --             67              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,277             $740           $706             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

(1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                            PIONEER ANNUISTAR ANNUITY

                             PORTFOLIO ARCHITECT II

                             PIONEER ANNUISTAR VALUE

                       STATEMENT OF ADDITIONAL INFORMATION

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               1300 HALL BOULEVARD
                       BLOOMFIELD, CONNECTICUT 06002-2910


MIC-Book-72-73-87                                        December 8, 2008